                                                    Registration Nos. 333-141045
                                                                       811-22024

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                        Post-Effective Amendment No. 11

                                     and/or

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                Amendment No. 29

                   COMMONWEALTH ANNUITY SEPARATE ACCOUNT A OF
                COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
                           (Exact Name of Registrant)

                COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
                              (Name of Depositor)
                          132 Turnpike Road, Suite 210
                       Southborough, Massachusetts 01772
                           Telephone: (508) 460-2400
              (Address of Depositor's Principal Executive Office)

      Sarah M. Patterson, Senior Vice President, Associate General Counsel
             and Assistant Secretary Commonwealth Annuity and Life
                               Insurance Company
                          132 Turnpike Road, Suite 210
                       Southborough, Massachusetts 01772
                           Telephone: (860) 325-1538
               (Name and Address of Agent for Service of Process)

It is proposed that this filing will become effective:

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485
[X] on May 2,2016 pursuant to paragraph (b) of Rule 485
[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
[ ] on (date) pursuant to paragraph (a) (1) of Rule 485
[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment

                           VARIABLE ANNUITY CONTRACTS

Pursuant to Reg. Section 270.24f 2 of the Investment Company Act of 1940 ("1940 Act"), Registrant has registered an indefinite amount of its securities under the Securities Act of 1933 ("1933 Act"). The Rule 24f-2 Notice for the issuer's fiscal year ended December 31, 2015 was filed before March 30, 2016.


                               PROSPECTUS FOR
                FLEXIBLE PREMIUM FIXED AND VARIABLE DEFERRED
                              ANNUITY CONTRACTS
             --------------------



                   COMMONWEALTH ANNUITY SEPARATE ACCOUNT A
             --------------------



                    CWA VA ADVANTAGE IV VARIABLE ANNUITY
                                  ISSUED BY
               COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY

                 HOME OFFICE:                              SERVICE CENTER MAILING ADDRESS:
         132 Turnpike Road, Suite 210                              P.O. Box 758550
            Southborough, MA 01772                            Topeka, Kansas 66675-8550
                1-866-297-7531                                     1-800-457-8803

This Prospectus describes flexible premium fixed and variable deferred annuity contracts (the "Contract") issued by Commonwealth Annuity and Life Insurance Company ("we" "Company" or "Commonwealth Annuity"). The Contract is designed to provide annuity benefits for retirement which may or may not qualify for certain federal tax advantages. This Prospectus describes both Qualified Contracts and Non-Qualified Contracts, and the Contract may be purchased by natural persons, or by trusts or custodial accounts that hold the Contract as agent for and for the sole benefit of a natural person. The Contract is not available for sale to other types of purchasers without our prior approval. INVESTING IN THE CONTRACT INVOLVES RISKS, INCLUDING POSSIBLE LOSS OF SOME OR ALL of your investment. Replacing your existing annuity or life insurance policy with the Contract may not be to your advantage. In order for a Contract to be issued, the application for the Contract, any other necessary information necessary to establish a Contract, and the initial purchase payment must be received at our Service Center before any proposed Owner or any proposed Annuitant has attained age 80.

THE CONTRACTS ARE NOT INSURED BY THE FDIC. THEY ARE OBLIGATIONS OF THE ISSUING INSURANCE COMPANY AND NOT A DEPOSIT OF, OR GUARANTEED BY, ANY BANK OR SAVINGS INSTITUTION AND ARE SUBJECT TO RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

THIS PROSPECTUS CONTAINS IMPORTANT INFORMATION ABOUT THE CONTRACTS THAT YOU SHOULD KNOW BEFORE INVESTING. YOU SHOULD READ IT BEFORE INVESTING AND KEEP IT FOR FUTURE REFERENCE. WE HAVE FILED A STATEMENT OF ADDITIONAL INFORMATION ("SAI") WITH THE SECURITIES AND EXCHANGE COMMISSION. THE CURRENT SAI HAS THE SAME DATE AS THIS PROSPECTUS AND IS INCORPORATED BY REFERENCE IN THIS PROSPECTUS. YOU MAY OBTAIN A FREE COPY BY WRITING US AT OUR SERVICE CENTER OR CALLING 1-800-457-8803. A TABLE OF CONTENTS FOR THE SAI APPEARS ON PAGE 3 OF THIS PROSPECTUS. YOU MAY ALSO FIND THIS PROSPECTUS AND OTHER INFORMATION ABOUT THE SEPARATE ACCOUNT REQUIRED TO BE FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ("SEC") AT THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.




                       PROSPECTUS DATED MAY 2, 2016

You may allocate Purchase Payments and/or transfer Contract Value to the Fixed Account or to one or more of the variable Investment Options, each of which is a Subaccount of the Commonwealth Annuity Separate Account A. Currently, you may choose among Subaccounts that invest in the following Insurance Funds (certain funds may not be available in all states):


GOLDMAN SACHS VARIABLE INSURANCE TRUST (SERVICE   - Fidelity VIP Freedom 2030 Portfolio
SHARES)                                           - Fidelity VIP Freedom 2035 Portfolio
- Goldman Sachs Core Fixed Income Fund            - Fidelity VIP Freedom 2040 Portfolio
- Goldman Sachs Equity Index Fund                 - Fidelity VIP Freedom 2045 Portfolio
- Goldman Sachs Global Trends Allocation Fund     - Fidelity VIP Freedom 2050 Portfolio
- Goldman Sachs Growth Opportunities Fund         - Fidelity VIP Growth Opportunities Portfolio
- Goldman Sachs High Quality Floating Rate        - Fidelity VIP Index 500 Portfolio
  Fund                                            - Fidelity VIP Mid Cap Portfolio
- Goldman Sachs Large Cap Value Fund              - Fidelity VIP Overseas Portfolio
- Goldman Sachs Mid Cap Value Fund                - Fidelity VIP Strategic Income Portfolio
- Goldman Sachs Government Money Market           FRANKLIN TEMPLETON INSURANCE PRODUCTS TRUST
  Fund                                            (CLASS 2)
- Goldman Sachs Strategic Growth Fund             - Franklin Income VIP Fund
- Goldman Sachs Strategic International           - Franklin Small Cap Value VIP Fund
  Equity Fund                                     - Franklin Mutual Global Discovery VIP Fund
- Goldman Sachs Small Cap Equity Insights Fund    - Franklin Mutual Shares VIP Fund
- Goldman Sachs U.S. Equity Insights Fund         - Templeton Growth VIP Fund
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE    JANUS ASPEN SERIES (SERVICE SHARES)
INSURANCE FUNDS) (SERIES II SHARES)               - Janus Aspen Enterprise Portfolio
- Invesco V.I. American Franchise Fund            - Janus Aspen Forty Portfolio
- Invesco V.I. Core Equity Fund                   - Janus Aspen Perkins Mid Cap Value Portfolio
- Invesco V.I. Global Health Care Fund            MFS(R) VARIABLE INSURANCE TRUST (SERVICE CLASS)
- Invesco V.I. Mid Cap Core Equity Fund           - MFS(R) New Discovery Series
AB VARIABLE PRODUCTS SERIES FUND, INC. (CLASS B)  - MFS(R) Utilities Series
- AB VPS Intermediate Bond Portfolio              OPPENHEIMER VARIABLE ACCOUNT FUNDS (SERVICE
- AB VPS International Value Portfolio            SHARES)
- AB VPS Small/Mid Cap Value Portfolio            - Oppenheimer Conservative Balanced Fund/VA
FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS        - Oppenheimer Global Fund/VA
(SERVICE CLASS 2)                                 - Oppenheimer Global Strategic Income Fund/VA
- Fidelity VIP Contrafund(R) Portfolio            - Oppenheimer Main Street Small Cap Fund(R)/VA
- Fidelity VIP Disciplined Small Cap Portfolio    PIONEER VARIABLE CONTRACTS TRUST (CLASS I)
- Fidelity VIP Equity-Income Portfolio            - Pioneer Select Mid Cap Growth VCT Portfolio
- Fidelity VIP Freedom Income Portfolio           PIONEER VARIABLE CONTRACTS TRUST (CLASS II)
- Fidelity VIP Freedom 2005 Portfolio             - Pioneer Disciplined Value VCT Portfolio
- Fidelity VIP Freedom 2010 Portfolio             - Pioneer Emerging Markets VCT Portfolio
- Fidelity VIP Freedom 2015 Portfolio             - Pioneer Mid Cap Value VCT Portfolio
- Fidelity VIP Freedom 2020 Portfolio
- Fidelity VIP Freedom 2025 Portfolio


Effective January 31, 2013, the AllianceBernstein VPS Small Cap Growth Portfolio was closed to new money.

In addition, Qualified Contracts also may choose among Subaccounts that invest in the following Publicly-Available Funds:

     -  Goldman Sachs Balanced Strategy Portfolio (Class A)

     -  Goldman Sachs Equity Growth Strategy Portfolio (Class A)

     -  Goldman Sachs Growth and Income Strategy Portfolio (Class A)

     -  Goldman Sachs Growth Strategy Portfolio (Class A)

     -  Goldman Sachs International Real Estate Securities Fund (Class A)

     -  Goldman Sachs Real Estate Securities Fund (Class A)


     -  Goldman Sachs Technology Opportunities Fund (Class A)


Many of the Publicly-Available Funds are also available for direct purchase outside of an annuity or life insurance policy. If you purchase shares of these funds directly from a broker-dealer or mutual fund company, you will not pay Contract fees or charges, but you also will not have Annuity Options available. Because of the additional Contract fees and charges, which affect Contract Value and Subaccount returns, you should refer only to performance information regarding the Publicly-Available Funds available through us, rather than to information that may be available through alternate sources.

NOTE: If you elected the GLWB Rider prior to its discontinuance on June 1, 2009, we will restrict the Investment Options to which you may allocate Purchase Payments and transfer Contract Value. You may only allocate your Purchase Payments and transfer your Contract Value among the following Investment Options:

     -  Goldman Sachs Balanced Strategy Portfolio (Class A)

     -  Goldman Sachs Growth and Income Strategy Portfolio (Class A)

     -  Goldman Sachs Growth Strategy Portfolio (Class A)


     -  Goldman Sachs Government Money Market Fund (Service Shares)


If you elected the GLWB Rider, you may not allocate any portion of your Purchase Payments or Contract Value to any Investment Option not listed above. You may not allocate Purchase Payments or transfer Contract Value to the Fixed Account. We reserve the right to impose additional restrictions on Investment Options at any time. (See APPENDIX C--GUARANTEED LIFETIME WITHDRAWAL BENEFIT ("GLWB") RIDER.)

You may contact our Service Office at 1-800-457-8803 to request prospectuses for any of the underlying funds that are available as investment options under your Contract.

                                       TABLE OF CONTENTS

                                                                                                   PAGE
                                                                                                 ------
DEFINITIONS.....................................................................................      4
SUMMARY OF EXPENSES.............................................................................      7
DISTRIBUTION COSTS..............................................................................     10
SUMMARY.........................................................................................     11
COMMONWEALTH ANNUITY, THE SEPARATE ACCOUNT AND THE FUNDS........................................     14
THE CONTRACTS...................................................................................     26
  A.    GENERAL INFORMATION.....................................................................     26
       1.    Purchase Payments..................................................................     26
       2.    Free Look Period...................................................................     26
       3.    Owners, Annuitants, and Beneficiaries..............................................     27
       4.    Assignment.........................................................................     28
  B.    THE ACCUMULATION PERIOD.................................................................     29
       1.    Application of Purchase Payments...................................................     29
       2.    Accumulation Unit Value............................................................     30
       3.    Contract Value.....................................................................     30
       4.    Transfers During The Accumulation Period...........................................     30
       5.    Disruptive Trading.................................................................     32
       6.    Withdrawals and Surrenders During The Accumulation Period..........................     33
       7.    Death Benefits.....................................................................     35
       8.    No Withdrawal Charge Rider.........................................................     39
       9.    Loans..............................................................................     40
       10.  Telephone and Facsimile Transactions................................................     41
CONTRACT CHARGES AND EXPENSES...................................................................     42
  A.    ASSET-BASED CHARGES.....................................................................     42
  B.    CONTRACT FEE............................................................................     43
  C.    WITHDRAWAL CHARGE.......................................................................     43
  D.    COMMUTATION CHARGE......................................................................     49
  E.    INVESTMENT MANAGEMENT FEES AND OTHER EXPENSES...........................................     50
  F.    STATE PREMIUM TAXES.....................................................................     50
  G.    REDUCTION OR ELIMINATION OF CERTAIN CHARGES.............................................     50
THE ANNUITY PERIOD..............................................................................     52
PAYMENTS TO CONTRACT OWNERS.....................................................................     58
FEDERAL TAX MATTERS.............................................................................     59
  A.    INTRODUCTION............................................................................     59
  B.    OUR TAX STATUS..........................................................................     59
  C.    TAXATION OF ANNUITIES IN GENERAL........................................................     59
  D.    QUALIFIED PLANS.........................................................................     63
  E.    FEDERAL INCOME TAX WITHHOLDING..........................................................     66
  F.    OTHER TAX ISSUES........................................................................     66
  G.    SPECIAL TAX CONSIDERATIONS FOR OPTIONAL BENEFITS........................................     67
DISTRIBUTION OF CONTRACTS.......................................................................     69
VOTING RIGHTS...................................................................................     70
REPORTS TO CONTRACT OWNERS AND INQUIRIES........................................................     70
DOLLAR COST AVERAGING...........................................................................     71
AUTOMATIC ASSET REBALANCING.....................................................................     72
SYSTEMATIC WITHDRAWAL PLAN......................................................................     72
SPECIAL CONSIDERATIONS..........................................................................     73
LEGAL PROCEEDINGS...............................................................................     73
FINANCIAL STATEMENTS............................................................................     73

                                                                                     PAGE
                                                                                    -----
APPENDIX A--MORE INFORMATION ABOUT THE FIXED ACCOUNT...............................   A-1
APPENDIX B--COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
  DEFERRED FIXED AND VARIABLE ANNUITY IRA, ROTH IRA AND SIMPLE IRA
  DISCLOSURE STATEMENT.............................................................   B-1
APPENDIX C--CONDENSED FINANCIAL INFORMATION........................................   C-1
APPENDIX D--GUARANTEED LIFETIME WITHDRAWAL BENEFIT ("GLWB") RIDER..................   D-1

         TABLE OF CONTENTS--STATEMENT OF ADDITIONAL INFORMATION

GENERAL INFORMATION AND HISTORY.......................................    2
SERVICES TO THE SEPARATE ACCOUNT......................................    2
STATE PREMIUM TAX CHART...............................................    3
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.........................    3
EXPERTS...............................................................    3
FINANCIAL STATEMENTS..................................................    3
FINANCIAL STATEMENTS OF COMMONWEALTH ANNUITY AND LIFE INSURANCE
  COMPANY AND SEPARATE ACCOUNT A......................................  F-1

                                 DEFINITIONS

The following terms as used in this Prospectus have the indicated meanings:

ACCUMULATION PERIOD:    The period between the Date of Issue of a Contract and
the Annuity Date.

ACCUMULATION UNIT:    A unit of measurement used to determine the value of each
Subaccount during the Accumulation Period. Each Subaccount will have an Accumulation Unit for each combination of charges.

ANNUITANT:    The person(s) during whose lifetime the annuity is to be paid.
When two people are named as joint Annuitants, the term "Annuitant" means the joint Annuitants or the survivor.

ANNUITY DATE:    The Valuation Date on which annuity payments are to commence.
Subject to state variation, the Annuity Date may not be after the Valuation Date on or next following the later of the original older Owner's or Annuitant's 90th birthday.

ANNUITY OPTION:    One of several forms in which annuity payments can be
made.

ANNUITY PERIOD:    The period starting on the Annuity Date during which we make annuity payments to you.

ANNUITY UNIT:    A unit of measurement used to determine the amount of Variable
Annuity payments after the first payment.

BENEFICIARY:    The person designated to receive any benefits under a Contract upon your death. (see Primary Beneficiary and Contingent Beneficiary).

CODE:    The Internal Revenue Code of 1986, as amended.

COMPANY ("WE", "US", "OUR", "COMMONWEALTH ANNUITY"):    Commonwealth Annuity
and Life Insurance Company.

CONTINGENT BENEFICIARY:    The person designated to receive any benefits under
a Contract upon your death should all Primary Beneficiaries predecease you. In the event that a Contingent Beneficiary predeceases you, the benefits will be distributed pro rata to the surviving Contingent Beneficiaries. If there are no surviving Contingent Beneficiaries, the benefits will be paid to your estate (see Beneficiary and Primary Beneficiary).

CONTRACT:    A Flexible Premium Fixed and Variable Deferred Annuity Contract.

CONTRACT ANNIVERSARY:    The same date each year as the Date of Issue. If there
is no Valuation Date in a year that coincides with the Date of Issue, the Contract Anniversary is the next Valuation Date.

CONTRACT VALUE:    The sum of your Fixed Account Contract Value and Separate
Account Contract Value.

CONTRACT YEAR:    A period of twelve consecutive months starting on the Date of
Issue or on any Contract Anniversary.

CONTRIBUTION YEAR:    Each Contract Year in which a Purchase Payment is made
and each later year measured from the start of the Contract Year when the Purchase Payment was made. We only refer to Contribution Years for purposes of calculating the withdrawal charge. For example, if you make an initial Purchase Payment of $15,000 and then during the fourth Contract Year you make an additional Purchase Payment of $10,000, the fifth Contract Year will be the fifth Contribution Year with respect to the initial Purchase Payment (and earnings attributable to that Purchase Payment) and the second Contribution Year with respect to the $10,000 Purchase Payment (and earnings attributable to that Purchase Payment).

DATE OF ISSUE:    The date on which the first Contract Year commences.

DEBT:    The principal of any outstanding loan from the Fixed Account Contract
Value, plus any accrued interest.

FIXED ACCOUNT:    A portion of a Contract that is supported by the assets of our General Account. We guarantee a minimum rate of interest on Purchase Payments allocated and Contract Value transferred to the Fixed Account.

FIXED ACCOUNT CONTRACT VALUE:    The value of your interest in the Fixed
Account.

FIXED ANNUITY:    An annuity under which we guarantee the amount of each
annuity payment; it does not vary with the investment experience of a Subaccount.

FREE WITHDRAWAL AMOUNT:    The guaranteed amount you may withdraw each Contract
Year without incurring a withdrawal charge.

FUND OR FUNDS:    An investment company or separate series thereof, in which
Subaccounts of the Separate Account invest.

GENERAL ACCOUNT:    All our assets other than those allocated to any legally
segregated separate account.

INVESTMENT OPTION:    The Subaccounts and the Fixed Account available under the
Contract for allocation of Purchase Payments and/or transfers of Contract
Value.

MONTHIVERSARY:    The same date each month as the Date of Issue. If the Date of
Issue falls on the 29th, 30th, or 31st and there is no corresponding date in a subsequent month, the Monthiversary will be the last date of that month. If there is no Valuation Date in the calendar month that coincides with the Date of Issue, the Monthiversary is the next Valuation Date.

NON-QUALIFIED CONTRACT:    A Contract which does not receive favorable tax
treatment under Section 401, 403, 408, 408A or 457 of the Code.

OWNER ("CONTRACT OWNER", "YOU", "YOUR", "YOURS"):    The person designated in
the Contract as having the privileges of Ownership. The Contract may be owned by natural persons, or by trusts or custodial accounts that hold the Contract as agent for and for the sole benefit of a natural person. When two people are named as joint Owners, the term "Owner" means the joint Owners or the survivor. Joint Owners are not permitted if the Contract is owned by a non-natural person.

PRIMARY BENEFICIARY:    The person designated to receive any benefits under a
Contract upon your death. In the event that a Primary Beneficiary predeceases you, the benefits will be distributed pro rata to the surviving Primary Beneficiaries. In the event that all Primary Beneficiaries predecease you, proceeds will be paid to the surviving Contingent Beneficiaries (see Beneficiary and Contingent Beneficiary).

PURCHASE PAYMENTS:    The dollar amount we receive in U.S. currency to buy the
benefits the Contract provides.

QUALIFIED CONTRACT:    A Contract issued in connection with a retirement plan
which receives favorable tax treatment under Sections 401, 403, 408, 408A or 457 of the Code.

SEPARATE ACCOUNT:    Commonwealth Annuity Separate Account A.

SEPARATE ACCOUNT CONTRACT VALUE:    The sum of your interests in the
Subaccount(s).

SERVICE CENTER:    Se(2), LLC (an affiliate of Security Distributors, Inc.) and its affiliates (collectively, "se(2)") provide administrative, accounting, and other services to the Company. The principal administrative offices of se(2) are located at One Security Benefit Place, Topeka, KS 66675, telephone 1-800-457-8803.

SUBACCOUNTS:    The subdivisions of the Separate Account, the assets of which consist solely of shares of the corresponding Fund.

VALUATION DATE:    Each day when the New York Stock Exchange is open for
trading. The close of business on each Valuation Date is generally 3:00 p.m. Central time.

VALUATION PERIOD:    The interval of time between two consecutive Valuation
Dates.

VARIABLE ANNUITY:    An annuity with payments varying in amount in accordance
with the investment experience of the Subaccount(s) in which you have an interest.

WITHDRAWAL VALUE:    The amount you will receive upon full surrender or the
amount applied upon annuitization of the Contract. It is equal to the Contract Value minus Debt, any applicable withdrawal charge, premium taxes, and minus any applicable contract fee and pro rata portion of the GLWB Rider charge (if you purchased the GLWB rider prior to its discontinuance on June 1, 2009). Federal and state income taxes and penalty taxes also may reduce the amount you receive if you surrender the Contract.

                             SUMMARY OF EXPENSES

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT, SURRENDER THE CONTRACT, OR TRANSFER CONTRACT VALUE AMONG INVESTMENT OPTIONS.



                   CONTRACT OWNER TRANSACTION EXPENSES(1)

         Sales Load Imposed on Purchase Payments.................             None

         Maximum Withdrawal Charge(2)
           (as a percentage of Purchase Payments (and earnings
           attributable to Purchase Payments) withdrawn,
           surrendered, or annuitized):..........................              6%

         Qualified Plan Loan Interest Rate Charged(3)............             5.50%

         State Premium Taxes(4)..................................          0% to 3.50%


           -------------------
           (1) During the Annuity Period, we deduct a commutation charge if you request a lump sum payment with respect to: 1) any remaining annuity payments in the certain period under Annuity Options 1, 3, or 5 upon the death of an Annuitant; or 2) any remaining annuity payments under Annuity Option 1. Please see "COMMUTATION CHARGE."

           (2) In certain circumstances we may reduce or waive the withdrawal charge. In addition, a Contract Owner may withdraw the Free Withdrawal Amount each Contract Year without incurring a withdrawal charge. If you withdraw more than the Free Withdrawal Amount, we may impose a withdrawal charge on the excess. We impose a withdrawal charge on the withdrawal of each Purchase Payment (and earnings attributable to that Purchase Payment) made within the previous 6 Contribution Years, as follows:

              CONTRIBUTION YEAR                                     WITHDRAWAL CHARGE
              ----------------------------------------------------  -----------------
              First...............................................                 6%
              Second..............................................                 5%
              Third...............................................                 4%
              Fourth..............................................                 3%
              Fifth...............................................                 2%
              Sixth...............................................                 1%
              Seventh +...........................................                 0%

               Total withdrawal charges assessed under a Contract will never exceed 9% of the total Purchase Payments made under the Contract. For purposes of calculating the withdrawal charge on partial withdrawals and surrenders, we assume that amounts are withdrawn from Purchase Payments in the chronological order in which they were received. For more information on the withdrawal charge, including an example of how we calculate the withdrawal charge, see "WITHDRAWAL CHARGE."

           (3) Loans are only available under certain qualified plans. The loan interest rate charged varies if the plan is subject to the Employee Retirement Income Security Act of 1974 ("ERISA"). For such plans, the loan interest rate charged is based on the Moody's Corporate Bond Yield Average--Monthly Average Corporates, rounded to the nearest 0.25%. While a loan is outstanding, we will credit the value securing the loan with interest at the daily equivalent of the annual loan interest rate charged reduced by 2.5%, instead of the current interest rate credited to the Fixed Account. However, this rate will never be lower than the minimum guaranteed Fixed Account interest rate (See "LOANS").

           (4) For a discussion of state premium taxes, please see "STATE PREMIUM TAXES"

THE NEXT TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING FUND FEES AND EXPENSES.


                              PERIODIC EXPENSES


          ANNUAL CONTRACT FEE (DEDUCTED FROM CONTRACT VALUE)(5)...........................  $30.00

          Separate Account Annual Expenses (as a percentage of Separate Account
            Contract Value)
               Mortality and Expense Risk Charge..........................................    1.15%
               Administration Charge......................................................    0.15%
                                                                                            --------
               Total Separate Account Annual Expenses without the Step-Up Death
                 Benefit Rider............................................................    1.30%
                                                                                            --------
               Optional Step-Up Death Benefit Rider Charge(6).............................    0.20%
                                                                                            --------
               Total Separate Account Annual Expenses including Step-Up Death
                 Benefit Rider............................................................    1.50%
                                                                                            ========
          ADDITIONAL RIDER CHARGES:
          Guaranteed Lifetime Withdrawal Benefit ("GLWB") Rider (as a percentage of the Lifetime Income Base):
            GLWB Plus For One(7)
               Maximum Charge:............................................................    1.00%
               Current Charge:............................................................    0.50%
            GLWB Plus For Two(8)
               Maximum Charge:............................................................    1.50%
               Current Charge:............................................................    0.75%
               No Withdrawal Charge Rider (as a percentage of Contract Value).............    0.35%


           ----------------
           (5) We will waive this fee for Contracts with Contract Value of $50,000 or more as of the Valuation Date we would otherwise deduct the fee. We assess the contract fee at the end of each calendar quarter and upon surrender or annuitization.

           (6) The Optional Step-Up Death Benefit Rider Charge does not apply to amounts allocated to the Fixed Account.

           (7) We reserve the right to increase the charge to a maximum of 1.00% on an annual basis if we Step-Up the Lifetime Income Base to equal the Contract Value. We discontinued offering the GLWB Rider on June 1, 2009. See APPENDIX D--GUARANTEED LIFETIME WITHDRAWAL BENEFIT ("GLWB") RIDER.

           (8) We reserve the right to increase the charge to a maximum of 1.50% on an annual basis if we Step-Up the Lifetime Income Base to equal the Contract Value. We discontinued offering the GLWB Rider on June 1, 2009. See APPENDIX D--GUARANTEED LIFETIME WITHDRAWAL BENEFIT ("GLWB") RIDER.

                       ANNUAL FUND OPERATING EXPENSES


THE NEXT TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE FUNDS FOR THE YEAR ENDED DECEMBER 31, 2015 THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. CURRENT AND FUTURE EXPENSES COULD BE HIGHER OR LOWER THAN THOSE SHOWN IN THE FOLLOWING TABLE. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.




TOTAL ANNUAL FUND OPERATING EXPENSES                      MINIMUM                           MAXIMUM
---------------------------------------        ----------------------------       ---------------------------
Expenses that are deducted from Fund             Annual charge of 0.35% of         Annual charge of 2.34% of
assets, including management fees,               average daily net assets          average daily net assets
distribution and/or service (12b-1)
fees and other expenses.


THE FUND'S INVESTMENT MANAGER OR ADVISER PROVIDED THE ABOVE EXPENSES FOR THE FUNDS. WE HAVE NOT INDEPENDENTLY VERIFIED THE ACCURACY OF THE INFORMATION.


                                   EXAMPLE

THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE CONTRACT OWNER TRANSACTION EXPENSES, CONTRACT FEES, SEPARATE ACCOUNT ANNUAL EXPENSES, AND FUND FEES AND EXPENSES.


WITH GLWB RIDER

EXAMPLE I.    This Example assumes that you invest $10,000 in the Contract for the time periods indicated and that you elected the Step-Up Death Benefit Rider, the No Withdrawal Charge Rider, and the GLWB Plus For Two Rider prior to its discontinuance on June 1, 2009 (at the maximum charge). If these features were not elected, the expense figures shown below would be lower. The Example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the Funds, prior to any fee waivers or expense reimbursements. If these arrangements were considered, the expenses shown would be lower.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

IF YOU SURRENDER YOUR CONTRACT AT THE END OF THE APPLICABLE PERIOD:



                                  1 YEAR   3 YEARS  5 YEARS  10 YEARS
                                  ------   -------  -------  --------
                                   $473    $1,443   $2,442    $5,060


IF YOU ANNUITIZE YOUR CONTRACT AT THE END OF THE APPLICABLE PERIOD UNDER ANNUITY OPTION 2, 3, 4, OR 5, OR UNDER ANNUITY OPTION 1 FOR A PERIOD OF 10 YEARS OF MORE:



                                  1 YEAR   3 YEARS  5 YEARS  10 YEARS
                                  ------   -------  -------  --------
                                   $473    $1,443   $2,442    $5,060


IF YOU ANNUITIZE YOUR CONTRACT AT THE END OF THE APPLICABLE PERIOD UNDER ANNUITY OPTION 1 FOR A PERIOD OF LESS THAN 10 YEARS:



                                  1 YEAR   3 YEARS  5 YEARS  10 YEARS
                                  ------   -------  -------  --------
                                   $473    $1,443   $2,442    $5,060


IF YOU DO NOT SURRENDER YOUR CONTRACT AT THE END OF THE APPLICABLE PERIOD:



                                  1 YEAR   3 YEARS  5 YEARS  10 YEARS
                                  ------   -------  -------  --------
                                   $473    $1,443   $2,442    $5,060


WITHOUT GLWB RIDER

EXAMPLE II.    This Example assumes that you invest $10,000 in the Contract for the time periods indicated and that your Contract includes the Step-Up Death Benefit Rider If this feature is not elected, the expense figures shown below would be lower. The Example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the Funds prior to any fee (at the maximum charge) waivers or expense reimbursements. If these arrangements were considered, the expenses shown would be lower.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

IF YOU SURRENDER YOUR CONTRACT AT THE END OF THE APPLICABLE PERIOD:



                                  1 YEAR   3 YEARS  5 YEARS  10 YEARS
                                  ------   -------  -------  --------
                                   $841    $1,268   $1,702    $3,151


IF YOU ANNUITIZE YOUR CONTRACT AT THE END OF THE APPLICABLE PERIOD UNDER ANNUITY OPTION 2, 3, 4, OR 5, OR UNDER ANNUITY OPTION 1 FOR A PERIOD OF 10 YEARS OF MORE:



                                  1 YEAR   3 YEARS  5 YEARS  10 YEARS
                                  ------   -------  -------  --------
                                   $290     $885    $1,503    $3,151


IF YOU ANNUITIZE YOUR CONTRACT AT THE END OF THE APPLICABLE PERIOD UNDER ANNUITY OPTION 1 FOR A PERIOD OF LESS THAN 10 YEARS:



                                  1 YEAR   3 YEARS  5 YEARS  10 YEARS
                                  ------   -------  -------  --------
                                   $841    $1,268   $1,702    $3,151


IF YOU DO NOT SURRENDER YOUR CONTRACT AT THE END OF THE APPLICABLE PERIOD:



                                  1 YEAR   3 YEARS  5 YEARS  10 YEARS
                                  ------   -------  -------  --------
                                   $290     $885    $1,503    $3,151


                                    * * *

The fee table and Examples should not be considered a representation of past or future expenses and charges of the Subaccounts. Your actual expenses may be greater or less than those shown. The Example assume no transfers were made and do not include the deduction of state premium taxes, which may be assessed before or upon surrender or annuitization or any taxes or penalties you may be required to pay if you surrender the Contract. Similarly, the 5% annual rate of return assumed in the Example is not intended to be representative of past or future performance of any Subaccount.


                             DISTRIBUTION COSTS

For information concerning the compensation we pay for sales of the Contract, see "DISTRIBUTION OF CONTRACTS."

                                   SUMMARY

The summary does not contain all information that may be important. Please read the entire Prospectus and the Contract before deciding to invest. States may require variations to the Contract. If a state variation applies, it will appear in the Contract, an endorsement to the Contract, or a supplement to this Prospectus. Although there may be state variations to the Contract, this prospectus discloses all the material features and benefits under the Contract.

                                    * * *

Note: Effective June 1, 2009, we stopped offering the optional Guaranteed Lifetime Withdrawal Benefit ("GLWB") Rider with Contracts issued on or after that date. This does not affect GLWB Riders issued prior to June 1, 2009. For more information about the GLWB Rider, see APPENDIX D--GUARANTEED LIFETIME WITHDRAWAL BENEFIT ("GLWB") RIDER.

The Contract provides for tax-deferred investments and annuity benefits. Both Qualified Contracts and Non-Qualified Contracts are described in this Prospectus. Currently, the Contracts may be purchased in connection with retirement plans qualifying either under Section 401 or 403(b) of the Code or as individual retirement annuities including Roth IRAs. The Contracts are also available in connection with state and municipal deferred compensation plans and non-qualified deferred compensation plans. A Contract purchased in connection with a qualified plan does not provide any additional tax deferred treatment of earnings beyond the treatment that is already provided by the qualified plan itself. (See "FEDERAL TAX MATTERS", "TAXATION OF ANNUITIES IN GENERAL" and "QUALIFIED PLANS") Therefore, the tax deferral provided by the Contract is not necessary for Contracts used in qualified plans, so for such plans the Contract should be purchased for other features and benefits, such as the Fixed Account's minimum interest rate guarantee, the standard death benefit, the Step-Up Death Benefit Rider, or the Annuity Options.

You may make Purchase Payments under the Contract, subject to certain minimum limitations and other restrictions. You may make Purchase Payments to Non-Qualified Contracts and Contracts issued as Individual Retirement Annuities ("IRAs") by authorizing us to draw on your account via check or electronic debit ("Pre-Authorized Checking ("PAC") Agreement"). (See "PURCHASE PAYMENTS") We do not deduct a sales charge from any Purchase Payment.

We provide for variable accumulations and benefits for amounts allocated to one or more Subaccounts selected by you. Each Subaccount invests in a corresponding Fund. (See "THE FUNDS") Purchase Payments and Contract Value allocated to the Separate Account will vary with the investment performance of the Funds you select. We also provide for fixed accumulations and benefits for amounts allocated to the Fixed Account. We credit Purchase Payments and Contract Value allocated to the Fixed Account with interest daily at a rate periodically declared by us at our discretion, but not less than the minimum guaranteed rate. (See "APPENDIX A--MORE INFORMATION ABOUT THE FIXED ACCOUNT") The investment risk under the Contract is borne by you, except to the extent that Purchase Payments and Contract Value are allocated to the Fixed Account and are therefore guaranteed to earn at least the minimum guaranteed rate.

You have the right within the "free look" period (generally ten days, subject to state variation) after receiving the Contract to cancel the Contract by delivering or mailing it to us. If you decide to return your Contract for a refund during the "free look" period, also include a letter instructing us to cancel the Contract. Upon receipt by us, the Contract will be cancelled and amounts refunded. The amount of the refund depends on the state where issued. Generally the refund will be the Contract Value as of the Valuation Date on which we receive your Contract at our Service Center. In the states that require the return of Purchase Payments, we will return the greater of Purchase Payments and Contract Value as of the Valuation Date on which we receive your Contract at our Service Center. In addition, a special "free look" provision applies in some circumstances to Contracts issued as Individual Retirement Annuities, Simplified Employee Pensions--IRAs or as Roth Individual Retirement Annuities (although for such Contracts, if the amount returned would be less than the Contract Value we will return the Contract Value). (See "FREE LOOK PERIOD").

Transfers among Subaccounts are permitted before and after the Annuity Date, if allowed by your qualified plan and subject to limitations. Restrictions apply to transfers into and out of the Fixed Account. (See "TRANSFERS DURING THE ACCUMULATION PERIOD" and "TRANSFERS DURING THE ANNUITY PERIOD") We offer Automatic Asset Rebalancing, Dollar Cost Averaging, and a Systematic Withdrawal Plan. (See "AUTOMATIC ASSET REBALANCING," "DOLLAR COST AVERAGING," and "SYSTEMATIC WITHDRAWAL PLAN").

You may make partial withdrawals from the Contract or surrender the Contract, subject to certain restrictions. (See "WITHDRAWALS AND SURRENDERS DURING THE ACCUMULATION PERIOD") You may withdraw up to the Free Withdrawal Amount in any Contract Year without assessment of a withdrawal charge. If you withdraw an amount in excess of the Free Withdrawal Amount, the excess may be subject to a withdrawal charge. We also may assess a withdrawal charge upon surrender of the Contract, although we will first apply the Free Withdrawal Amount. The withdrawal charge is assessed as a percentage of each Purchase Payment and earnings attributable to that Purchase Payment withdrawn or surrendered during the first 6 Contribution Years following our receipt of the Purchase Payment. The withdrawal charge starts at 6% in the first Contribution Year and reduces each subsequent Contribution Year. We do not assess a withdrawal charge on any Purchase Payment (or earnings attributable to that Purchase Payment) withdrawn or surrendered more than six Contribution Years following our receipt of that Purchase Payment. We also may apply a withdrawal charge upon annuitization to amounts attributable to Purchase Payments (and earnings attributable to those Purchase Payments) in their sixth Contribution Year or earlier. (See "WITHDRAWAL CHARGE") A No Withdrawal Charge Rider is available for an additional fee under Qualified Contracts (other than IRA or Roth IRA contracts). If you elect the No Withdrawal Charge Rider, we will not assess any withdrawal charge upon partial withdrawal or surrender of the Contract during the Accumulation Period or upon annuitization. See "NO WITHDRAWAL CHARGE RIDER" for a description of the Rider, including its charges and restrictions.

Withdrawals and surrenders will have tax consequences, which may include the amount of the withdrawal being subject to income tax and in some circumstances an additional 10% penalty tax. Withdrawals also reduce your Contract Value and your death benefit. Certain withdrawals also may reduce the value of the guarantees provided by the GLWB Rider. (See APPENDIX D--GUARANTEED LIFETIME WITHDRAWAL BENEFIT ("GLWB") RIDER.) Withdrawals are permitted from Contracts issued in connection with Section 403(b) qualified plans only under limited circumstances. (See "WITHDRAWALS AND SURRENDERS DURING THE ACCUMULATION PERIOD" and "FEDERAL TAX MATTERS").

In addition to the withdrawal charge, we assess a mortality and expense risk charge, an administration charge, a contract fee, and applicable premium taxes. (See "CONTRACT CHARGES AND EXPENSES") We also charge for the Step-Up Death Benefit Rider (see "DEATH BENEFITS"), the GLWB Rider (see APPENDIX D--GUARANTEED LIFETIME WITHDRAWAL BENEFIT ("GLWB") RIDER, if applicable. The Funds will incur certain management fees and other expenses. (See "SUMMARY OF EXPENSES," "INVESTMENT MANAGEMENT FEES AND OTHER EXPENSES," and the Funds' prospectuses.) We may assess a commutation charge during the Annuity Period when calculating lump sum payments with respect to any remaining periodic payments in the certain period under Annuity Options 1, 3 and 5 upon the death of an Annuitant during the Annuity Period and, for Annuity Option 1, upon election to cancel remaining payments. (See "ANNUITY PERIOD--ANNUITY
OPTIONS").

If you die before the Annuity Date, we will pay the Beneficiary a death benefit. We also offer for an additional charge the Step-Up Death Benefit Rider, which provides an optional enhanced death benefit if certain conditions are met. See ("DEATH BENEFITS").

Certain provisions of the Contract may be different than the general description in this Prospectus, and certain riders and options may not be available, because of legal restrictions in your state. See your Contract for specific variations since any such state variations will be included in your Contract or in riders or endorsements attached to your Contract. See your agent or contact us for specific information that may be applicable to your state.

You can generally exchange all or a portion of one annuity contract for another, or a life insurance policy for an annuity contract, in a "tax-free exchange' under Section 1035 of the Code. If you are thinking about a 1035 exchange, you should compare the old contract and the Contract described in this Prospectus carefully. If you exchange another contract for the Contract described in this Prospectus, you might have to pay a withdrawal charge and tax, including a possible penalty tax, on your old contract, AND there will be a new withdrawal charge period for the Contract. Also, other charges may be higher (or lower) and the benefits may be different. If the exchange does not qualify for Section 1035 treatment, you may have to pay federal income and penalty taxes on the exchange. You should not exchange another contract for the Contract described in this Prospectus unless you determine, after knowing all the facts, that the exchange is in your best interest (the person selling you the Contract will generally earn a commission if you buy the Contract through an exchange or otherwise). If you contemplate such an exchange, you should consult a tax adviser to discuss the potential tax effects of such a transaction.

We offer other variable annuity contracts that have different policy features. However, these other contracts also have different charges that would affect your Subaccount performance and Contract Value. To obtain more information about these other contracts, contact our Service Center or your agent.

                                    * * *

          COMMONWEALTH ANNUITY, THE SEPARATE ACCOUNT AND THE FUNDS

THE COMPANY.    Unless otherwise specified, any reference to the "Company"
refers to Commonwealth Annuity and Life Insurance Company ("Commonwealth Annuity"). The Company's Principal Office is located at 132 Turnpike Road, Suite 210, Southborough, MA 01772, Telephone 508-460-2400.

The Company is a life insurance company organized under the laws of Delaware in July 1974. Effective December 31, 2002, the Company became a Massachusetts domiciled insurance company. Prior to December 30, 2005, the Company was an indirect wholly-owned subsidiary of The Hanover Insurance Group ("THG"). On that date, THG completed the closing of the sale of the Company to The Goldman Sachs Group, Inc. ("Goldman Sachs"). Effective September 1, 2006, the Company changed its name from Allmerica Financial Life Insurance and Annuity Company to Commonwealth Annuity and Life Insurance Company. Effective April 30, 2013, Goldman Sachs completed the transfer of the common stock of the Company to Global Atlantic (Fin) Company, which is a wholly-owned indirect subsidiary of Global Atlantic Financial Group Limited.

The Company is subject to the laws of the state of Massachusetts governing insurance companies and to regulation by the Commissioner of Insurance of Massachusetts. In addition, Commonwealth Annuity is subject to the insurance laws and regulations of other states and jurisdictions in which it is licensed to operate.

At this time, we are relying on an exemption from the periodic reporting requirements of the Securities Exchange Act of 1934, as amended ("Securities Exchange Act"), as provided by Rule 12h-7 under the Securities Exchange Act, to avoid any such periodic reporting obligation. We reserve the right to stop relying on this exemption at any time.


THE SEPARATE ACCOUNT

We established the Commonwealth Annuity Separate Account A on February 9, 2007 pursuant to Massachusetts law. The SEC does not supervise the management, investment practices or policies of the Separate Account or Commonwealth Annuity.

Benefits provided under the Contracts are our obligations. Although the assets in the Separate Account are our property, they are held separately from our other assets and are not chargeable with liabilities arising out of any other business we may conduct. Income, capital gains and capital losses, whether or not realized, from the assets allocated to the Separate Account are credited to or charged against the Separate Account without regard to the income, capital gains and capital losses arising out of any other business we may conduct. Subject to the provisions of the Contract, units of the Subaccounts under the Contract are offered on a continuous basis.

Each Subaccount of the Separate Account invests exclusively in shares of one of the corresponding Funds. We may add or delete Subaccounts in the future. Not all Subaccounts may be available in all jurisdictions, under all Contracts or in all retirement plans.

The Separate Account purchases and redeems shares from the Funds at net asset value. We redeem shares of the Funds as necessary to provide benefits, to deduct Contract charges and fees, and to transfer assets from one Subaccount to another as requested by Owners. All dividends and capital gains distributions received by the Separate Account from a Fund are reinvested in that Fund at net asset value and retained as assets of the corresponding Subaccount.


THE FUNDS

SELECTION OF FUNDS.    We select the Funds offered through the Contract, and we
may consider various factors, including, but not limited to asset class coverage, the strength of the investment adviser's (and/or subadviser's) reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. We also consider whether the Fund or one of its service providers (e.g., the investment adviser, administrator, distributor, and/or their affiliates) will make payments to us or our affiliates, as described below. We review the Funds periodically and may remove a Fund or limit its availability to new Purchase Payments and/or transfers of Contract Value if we determine that the Fund no longer meets one or more of the selection criteria, and/or if the Fund has not attracted significant allocations from Contract Owners.

You are responsible for choosing the Subaccounts and the amounts allocated to each that are appropriate for your own individual circumstances and your investment goals, financial situation, and risk tolerance. Since you bear the investment risk of investing in the Subaccounts, we encourage you to thoroughly investigate all of the information regarding the Funds that is available to you, including each Fund's prospectus, statement of additional information, and annual and semi/annual reports. Other sources such as the Fund's website or newspapers and financial and other magazines provide more current information, including information about any regulatory actions or investigations relating to a Fund. After you select Subaccounts for your initial Purchase Payment, you should monitor and periodically reevaluate your allocations to determine if they are still appropriate. YOU BEAR THE RISK OF ANY DECLINE IN YOUR CONTRACT VALUE RESULTING FROM THE PERFORMANCE OF THE SUBACCOUNTS YOU HAVE CHOSEN. We do not provide investment advice and we do not recommend or endorse any of the particular Funds available as Investment Options in the Contract.

THE FUNDS.    The Separate Account invests in shares of registered, open-end management investment companies. There are two types of Funds generally offered under the Contract:

INSURANCE FUNDS:    Insurance Funds are available solely to variable annuity or life insurance contracts and certain qualified retirement plans. (See "FEDERAL TAX MATTERS"). Nonqualified Contracts generally can invest only in Insurance Funds. All Contracts, both Qualified and Nonqualified, may choose among Subaccounts that invest in the following Insurance Funds:


INSURANCE FUND                        PORTFOLIO NAME             INVESTMENT OBJECTIVE          INVESTMENT ADVISER
----------------------------    ---------------------------  ---------------------------  ---------------------------
Goldman Sachs Variable          Goldman Sachs Core           Seeks a total return         Goldman Sachs Asset
    Insurance Trust             Fixed Income Fund            consisting of capital        Management, L.P.
    (Service Shares)                                         appreciation and income
                                                             that exceeds the total
                                                             return of the Barclays
                                                             Capital U.S. Aggregate
                                                             Bond Index.

Goldman Sachs Variable          Goldman Sachs Equity         Seeks to achieve             Goldman Sachs Asset
    Insurance Trust             Index Fund                   investment results that      Management, L.P.
    (Service Shares)                                         correspond to the            The sub-adviser is SSgA
                                                             aggregate price and yield    Funds Management, Inc.
                                                             performance of a
                                                             benchmark index that
                                                             measures the investment
                                                             returns of large
                                                             capitalization stocks.

Goldman Sachs Variable          Goldman Sachs Global         Seeks total return while     Goldman Sachs Asset
    Insurance Trust             Trends Allocation Fund       seeking to provide           Management, L.P.
    (Service Shares)                                         volatility management.


INSURANCE FUND                          PORTFOLIO NAME             INVESTMENT OBJECTIVE           INVESTMENT ADVISER
-------------------------------  ----------------------------  ----------------------------  ----------------------------
Goldman Sachs Variable           Goldman Sachs                 Seeks to maximize             Goldman Sachs Asset
    Insurance Trust              Government Money              current income to the         Management, L.P.
    (Service Shares 3)           Market Fund(1)                extent consistent with
                                                               the preservation of
                                                               capital and the
                                                               maintenance of liquidity
                                                               by investing exclusively
                                                               in high quality money
                                                               market instruments.

Goldman Sachs Variable           Goldman Sachs Growth          Seeks long term growth        Goldman Sachs Asset
    Insurance Trust              Opportunities Fund            of capital.                   Management, L.P.
    (Service Shares)

Goldman Sachs Variable           Goldman Sachs High            Seeks to provide a high       Goldman Sachs Asset
    Insurance Trust              Quality Floating Rate         level of current income,      Management, L.P.
    (Service Shares)             Fund                          consistent with low
                                                               volatility of principal.

Goldman Sachs Variable           Goldman Sachs Large           Seeks long-term growth        Goldman Sachs Asset
    Insurance Trust              Cap Value Fund                of capital appreciation.      Management, L.P.
    (Service Shares)

Goldman Sachs Variable           Goldman SachsMid Cap          Seeks long-term capital       Goldman Sachs Asset
    Insurance Trust              Value Fund                    appreciation.                 Management, L.P.
    (Service Shares)

Goldman Sachs Variable           Goldman SachsStrategic        Seeks total return            Goldman Sachs Asset
    Insurance Trust              Growth Fund                   comprised of income           Management, L.P.
    (Service Shares)                                           and capital appreciation.

Goldman Sachs Variable           Goldman SachsStrategic        Seeks long-term growth        Goldman Sachs Asset
    Insurance Trust              International Equity          of capital.                   Management, L.P.
    (Service Shares)             Fund

Goldman Sachs Variable           Goldman SachsSmall            Seeks long-term growth        Goldman Sachs Asset
    Insurance Trust              Cap Equity Insights           of capital.                   Management, L.P.
    (Service Shares)             Fund

Goldman Sachs Variable           Goldman Sachs U.S.            Seeks long-term growth        Goldman Sachs Asset
    Insurance Trust              Equity Insights Fund          of capital and dividend       Management, L.P.
    (Service Shares)                                           income.

AIM Variable Insurance           Invesco V.I. American         The Fund's investment         Invesco Advisers, Inc.
    Funds (Invesco Variable      Franchise Fund                objective is to seek
    Insurance Funds)                                           capital growth.
    (Series II Shares)

AIM Variable Insurance           Invesco V.I. Core Equity      The Fund's investment         Invesco Advisers, Inc.
    Funds (Invesco Variable      Fund                          objective is long-term
    Insurance Funds)                                           growth of capital.
    (Series II Shares)



INSURANCE FUND                          PORTFOLIO NAME             INVESTMENT OBJECTIVE           INVESTMENT ADVISER
-------------------------------  ----------------------------  ----------------------------  ----------------------------
AIM Variable Insurance           Invesco V.I. Global           The Fund's investment         Invesco Advisers, Inc.
    Funds (Invesco Variable      Health Care Fund              objective is long-term
    Insurance Funds)                                           growth of capital.
    (Series II Shares)

AIM Variable Insurance           Invesco V.I. Mid Cap          The Fund's investment         Invesco Advisers, Inc.
    Funds (Invesco Variable      Core Equity Fund              objective is to long-term
    Insurance Funds)                                           growth of capital.
    (Series II Shares)

AB Variable Products             AB VPS Intermediate           Seeks to generate income      AllianceBernstein L.P.
    Series Fund, Inc.            Bond Portfolio                and price appreciation
    (Class B)                                                  without assuming what
                                                               the Adviser considers
                                                               undue risk.

AB Variable Products             AB VPS International          Seeks long-term growth        AllianceBernstein L.P.
    Series Fund, Inc.            Value Portfolio               of capital.
    (Class B)

AB Variable Products             AB VPS Small/Mid Cap          Seeks long-term growth        AllianceBernstein L.P.
    Series Fund, Inc.            Value Portfolio               of capital.
    (Class B)

Fidelity Variable                Fidelity VIP                  Seeks long-term capital       Fidelity Management &
    Insurance Products           Contrafund(R) Portfolio       appreciation.                 Research Company
    Fund (Service Class 2)                                                                   (FMR)
                                                                                             FMR Co., Inc. (FMRC)
                                                                                             and other investment
                                                                                             advisers serve as sub-
                                                                                             advisers for the fund.

Fidelity Variable                Fidelity VIP Disciplined      Seeks capital                 Fidelity Management &
    Insurance Products           Small Cap Portfolio           appreciation.                 Research Company
    Fund (Service Class 2)                                                                   (FMR)
                                                                                             Geode Capital
                                                                                             Management, LLC
                                                                                             (Geode) and FMR Co.,
                                                                                             Inc. (FMRC) serve as
                                                                                             sub-advisers for the
                                                                                             fund.

Fidelity Variable                Fidelity VIP Equity-          Seeks reasonable              Fidelity Management &
    Insurance Products           Income Portfolio              income. The fund will         Research Company
    Funds (Service Class 2)                                    also consider the             (FMR)
                                                               potential for capital         FMR Co., Inc. (FMRC)
                                                               appreciation. The fund's      and other investment
                                                               goal is to achieve a yield    advisers serve as sub-
                                                               which exceeds the             advisers for the fund.
                                                               composite yield on the
                                                               securities comprising the
                                                               S&P 500(R) Index.


INSURANCE FUND                          PORTFOLIO NAME             INVESTMENT OBJECTIVE           INVESTMENT ADVISER
------------------------------   ----------------------------  ----------------------------  ----------------------------
Fidelity Variable                Fidelity VIP Freedom          Seeks high total return       Fidelity Management &
    Insurance Products           Income Portfolio              with a secondary              Research Company
    Funds (Service Class 2)                                    objective of principal        (FMR)
                                                               preservation.                 FMR Co., Inc. (FMRC)
                                                                                             and other investment
                                                                                             advisers serve as sub-
                                                                                             advisers for the fund.

Fidelity Variable                Fidelity VIP Freedom          Seeks high total return       Fidelity Management &
    Insurance Products           2005 Portfolio                with a secondary              Research Company
    Fund (Service Class 2)                                     objective of principal        (FMR)
                                                               preservation as the fund      FMR Co., Inc. (FMRC)
                                                               approaches its target         and other investment
                                                               date and beyond.              advisers serve as sub-
                                                                                             advisers for the fund.

Fidelity Variable                Fidelity VIP Freedom          Seeks high total return       Fidelity Management &
    Insurance Products           2010 Portfolio                with a secondary              Research Company
    Fund (Service Class 2)                                     objective of principal        (FMR)
                                                               preservation as the fund      FMR Co., Inc. (FMRC)
                                                               approaches its target         and other investment
                                                               date and beyond.              advisers serve as sub-
                                                                                             advisers for the fund.

Fidelity Variable                Fidelity VIP Freedom          Seeks high total return       Fidelity Management &
    Insurance Products           2015 Portfolio                with a secondary              Research Company
    Fund (Service Class 2)                                     objective of principal        (FMR)
                                                               preservation as the fund      FMR Co., Inc. (FMRC)
                                                               approaches its target         and other investment
                                                               date and beyond.              advisers serve as sub-
                                                                                             advisers for the fund.

Fidelity Variable                Fidelity VIP Freedom          Seeks high total return       Fidelity Management &
    Insurance Products           2020 Portfolio                with a secondary              Research Company
    Fund (Service Class 2)                                     objective of principal        (FMR)
                                                               preservation as the fund      FMR Co., Inc. (FMRC)
                                                               approaches its target         and other investment
                                                               date and beyond.              advisers serve as sub-
                                                                                             advisers for the fund.

Fidelity Variable                Fidelity VIP Freedom          Seeks high total return       Fidelity Management &
    Insurance Products           2025 Portfolio                with a secondary              Research Company
    Fund (Service Class 2)                                     objective of principal        (FMR)
                                                               preservation as the fund      FMR Co., Inc. (FMRC)
                                                               approaches its target         and other investment
                                                               date and beyond.              advisers serve as sub-
                                                                                             advisers for the fund.



INSURANCE FUND                          PORTFOLIO NAME             INVESTMENT OBJECTIVE           INVESTMENT ADVISER
-----------------------------    ----------------------------  ----------------------------  ----------------------------
Fidelity Variable                Fidelity VIP Freedom          Seeks high total return       Fidelity Management &
    Insurance Products           2030 Portfolio                with a secondary              Research Company
    Fund (Service Class 2)                                     objective of principal        (FMR)
                                                               preservation as the fund      FMR Co., Inc. (FMRC)
                                                               approaches its target         and other investment
                                                               date and beyond.              advisers serve as sub-
                                                                                             advisers for the fund.

Fidelity Variable                Fidelity VIP Freedom          Seeks high total return       Fidelity Management &
    Insurance Products           2035 Portfolio                with a secondary              Research Company
    Fund (Service Class 2)                                     objective of principal        (FMR)
                                                               preservation as the fund      FMR Co., Inc. (FMRC)
                                                               approaches its target         and other investment
                                                               date and beyond.              advisers serve as sub-
                                                                                             advisers for the fund.

Fidelity Variable                Fidelity VIP Freedom          Seeks high total return       Fidelity Management &
    Insurance Products           2040 Portfolio                with a secondary              Research Company
    Fund (Service Class 2)                                     objective of principal        (FMR)
                                                               preservation as the fund      FMR Co., Inc. (FMRC)
                                                               approaches its target         and other investment
                                                               date and beyond.              advisers serve as sub-
                                                                                             advisers for the fund.

Fidelity Variable                Fidelity VIP Freedom          Seeks high total return       Fidelity Management &
    Insurance Products           2045 Portfolio                with a secondary              Research Company
    Fund (Service Class 2)                                     objective of principal        (FMR)
                                                               preservation as the fund      FMR Co., Inc. (FMRC)
                                                               approaches its target         and other investment
                                                               date and beyond.              advisers serve as sub-
                                                                                             advisers for the fund.

Fidelity Variable                Fidelity VIP Freedom          Seeks high total return       Fidelity Management &
    Insurance Products           2050 Portfolio                with a secondary              Research Company
    Fund (Service Class 2)                                     objective of principal        (FMR)
                                                               preservation as the fund      FMR Co., Inc. (FMRC)
                                                               approaches its target         and other investment
                                                               date and beyond.              advisers serve as sub-
                                                                                             advisers for the fund.

Fidelity Variable                Fidelity VIP Growth           Seeks to provide capital      Fidelity Management &
    Insurance Products           Opportunities Portfolio       growth.                       Research Company
    Fund (Service Class 2)                                                                   (FMR)
                                                                                             FMR Co., Inc. (FMRC)
                                                                                             and other investment
                                                                                             advisers serve as sub-
                                                                                             advisers for the fund.


INSURANCE FUND                          PORTFOLIO NAME             INVESTMENT OBJECTIVE           INVESTMENT ADVISER
-------------------------------  ----------------------------  ----------------------------  ----------------------------
Fidelity Variable                Fidelity VIP Index 500        Seeks investment results      Fidelity Management &
    Insurance Products           Portfolio                     that correspond to the        Research Company
    Fund (Service Class 2)                                     total return of common        (FMR)
                                                               stocks publicly traded in     Geode Capital
                                                               the United States, as         Management, LLC
                                                               represented by the            (Geode(R)) and FMR Co.,
                                                               S&P 500(R) Index.             Inc. (FMRC) serve as
                                                                                             sub-advisers for the
                                                                                             fund.

Fidelity Variable                Fidelity VIP Mid Cap          Seeks long-term growth        Fidelity Management &
    Insurance Products           Portfolio                     of capital.                   Research Company
    Funds (Service Class 2)                                                                  (FMR)
                                                                                             FMR Co., Inc. (FMRC)
                                                                                             and other investment
                                                                                             advisers serve as sub-
                                                                                             advisers for the fund.

Fidelity Variable                Fidelity VIP Overseas         Seeks long-term growth        Fidelity Management &
    Insurance Products           Portfolio                     of capital.                   Research Company
    Fund (Service Class 2)                                                                   (FMR)
                                                                                             FMR Co., Inc. (FMRC)
                                                                                             and other investment
                                                                                             advisers serve as sub-
                                                                                             advisers for the fund.

Fidelity Variable                Fidelity VIP Strategic        Seeks a high level of         Fidelity Management &
    Insurance Products           Income Portfolio              current income. The           Research Company
    Funds (Service Class 2)                                    fund may also seek            (FMR)
                                                               capital appreciation.         Fidelity Investments
                                                                                             Money Management,
                                                                                             Inc. (FIMM), FMR Co.,
                                                                                             Inc. (FMRC), FIL
                                                                                             Investment Advisors
                                                                                             (UK) Limited
                                                                                             (FIA(UK)), and other
                                                                                             investment advisers serve
                                                                                             as sub-advisers for the
                                                                                             fund.

Franklin Templeton               Franklin Income VIP           Seeks to maximize             Franklin Advisers, Inc.
    Variable Insurance           Fund                          income while
    Products Trust (Class 2)                                   maintaining prospects
                                                               for capital appreciation.

Franklin Templeton               Franklin Mutual Global        Seeks capital                 Franklin Mutual
    Variable Insurance           Discovery VIP Fund            appreciation.                 Advisers, LLC
    Products Trust (Class 2)


INSURANCE FUND                          PORTFOLIO NAME             INVESTMENT OBJECTIVE           INVESTMENT ADVISER
-------------------------------  ----------------------------  ----------------------------  ----------------------------
Franklin Templeton               Franklin Mutual Shares        Seeks capital                 Franklin Mutual
    Variable Insurance           VIP Fund                      appreciation, with            Advisers, LLC
    Products Trust (Class 2)                                   income as a secondary
                                                               goal.

Franklin Templeton               Franklin Small Cap            Seeks long-term total         Franklin Advisory
    Variable Insurance           Value VIP Fund                return.                       Services LLC
    Products Trust (Class 2)

Franklin Templeton               Templeton Growth VIP          Seeks long-term capital       Templeton Global
    Variable Insurance           Fund                          growth.                       Advisors Limited
    Products Trust (Class 2)

Janus Aspen Series               Janus Aspen Enterprise        Seeks capital                 Janus Capital
    (Service Shares)             Portfolio                     appreciation.                 Management LLC

Janus Aspen Series               Janus Aspen Forty             Seeks a competitive total     Janus Capital
    (Service Shares)             Portfolio                     return, with income as a      Management LLC
                                                               secondary objective.

Janus Aspen Series               Janus Aspen Perkins           Seeks long-term total         Janus Capital
    (Service Shares)             Mid Cap Value Portfolio       return.                       Management LLC
                                                                                             Perkins Investment
                                                                                             Management LLC
                                                                                             serves as sub-advisers for
                                                                                             the portfolio.

MFS(R) Variable Insurance        MFS(R) New Discovery          Seeks capital                 MFS Investment
    Trust (Service Class)        Series                        appreciation.                 Management

MFS(R) Variable Insurance        MFS(R) Utilities Series       Seeks total return.           MFS Investment
    Trust (Service Class)                                                                    Management

Oppenheimer Variable             Oppenheimer                   Seeks total return.           OFI Global Asset
    Account Funds (Service       Conservative Balanced                                       Management, Inc
    Shares)                      Fund/VA                                                     OppenheimerFunds, Inc.
                                                                                             serves as a sub-adviser
                                                                                             for the fund.

Oppenheimer Variable             Oppenheimer Global            Seeks capital                 OFI Global Asset
    Account Funds (Service       Fund/VA                       appreciation.                 Management, Inc.
    Shares)                                                                                  OppenheimerFunds, Inc.
                                                                                             serves as a sub-adviser
                                                                                             for the fund.

Oppenheimer Variable             Oppenheimer Global            Seeks total return.           OFI Global Asset
    Account Funds (Service       Strategic Income                                            Management, Inc.
    Shares)                      Fund/VA                                                     OppenheimerFunds, Inc.
                                                                                             serves as a sub-adviser
                                                                                             for the fund.


INSURANCE FUND                          PORTFOLIO NAME             INVESTMENT OBJECTIVE           INVESTMENT ADVISER
-------------------------------  ----------------------------  ----------------------------  ----------------------------
Oppenheimer Variable             Oppenheimer Main              Seeks capital                 OFI Global Asset
    Account Funds (Service       Street Small Cap              appreciation.                 Management, Inc.
    Shares)                      Fund(R)/VA                                                  OppenheimerFunds, Inc.
                                                                                             serves as a sub-adviser
                                                                                             for the fund.

Pioneer Variable Contracts       Pioneer Select Mid Cap        Seeks capital growth,         Pioneer Investment
    Trust (Class I)              Growth VCT Portfolio          primarily through equity      Management, Inc.
                                                               securities of small-
                                                               capitalization
                                                               companies.

Pioneer Variable Contracts       Pioneer Disciplined           Seeks long-term capital       Pioneer Investment
    Trust (Class II)             Value VCT Portfolio(2)        growth.                       Management, Inc.

Pioneer Variable Contracts       Pioneer Emerging              Seeks long-term growth        Pioneer Investment
    Trust (Class II)             Markets VCT Portfolio         of capital .                  Management, Inc.

Pioneer Variable Contracts       Pioneer Mid Cap Value         Seeks capital                 Pioneer Investment
    Trust (Class II)             VCT Portfolio                 appreciation by investing     Management, Inc.
                                                               in a diversified portfolio
                                                               of securities consisting
                                                               primarily of common
                                                               stocks.




--------------------------------
(1) Name change effective April 15, 2016. Formerly known as the Goldman Sachs Money Market Fund. The Board of Directors of Goldman Sachs Variable Insurance Trust has approved changes to the Portfolio's investment objective and principal investment strategies that will allow the Portfolio to operate as a "government money market fund". Effective April 29, 2016, the Portfolio will invest at least 99.5% of its total assets in U.S. government securities, cash, and/or repurchase agreements that are fully collateralized by U.S. government securities or cash.



(2)  The Pioneer Disciplined Value VCT Portfolio will be liquidated on Jun 3,
     2016.



PLEASE NOTE THAT THERE CAN BE NO ASSURANCE THAT ANY MONEY MARKET FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE PER SHARE. DURING EXTENDED PERIODS OF LOW INTEREST RATES, AND DUE IN PART TO CONTRACT FEES AND EXPENSES, THE YIELDS OF ANY SUBACCOUNT INVESTING IN A MONEY MARKET FUND MAY ALSO BECOME EXTREMELY LOW AND POSSIBLY NEGATIVE. If, pursuant to SEC rules, the Goldman Sachs Government Money Market Fund suspends payment of redemption proceeds in connection with a liquidation of the Fund, we will delay payment of any transfer, partial withdrawal, surrender, loan, or death benefit from the Goldman Sachs Government Money Market Sub-Account until the Fund is liquidated.


The Insurance Funds provide investment vehicles for variable life insurance and variable annuity contracts and, in some cases, certain qualified retirement plans. Shares of the Insurance Funds are sold only to insurance company separate accounts and qualified retirement plans. In addition to selling shares to our separate accounts, shares of the Insurance Funds may be sold to separate accounts of other insurance companies. It is conceivable that in the future it may be disadvantageous for variable life insurance separate accounts and variable annuity separate accounts of other companies, or for variable life insurance separate accounts, variable annuity separate accounts, and qualified retirement plans to invest simultaneously in the Insurance Funds. Currently, neither we nor the Insurance Funds foresee any such disadvantages to variable life insurance Owners, variable annuity Owners, or qualified retirement plans. The Insurance Funds must monitor events to identify material conflicts between such Owners and determine what action, if any, should be taken. In addition, if we believe an Insurance Fund's response to any of those events or conflicts insufficiently protects Owners, we will take appropriate action.

PUBLICLY-AVAILABLE FUNDS.    Publicly-Available Funds are "publicly-available,"
i.e., shares can be purchased by the public directly without purchasing a variable annuity or life insurance contract. Only Qualified Contracts may invest in these Publicly-Available Funds.



RETAIL FUND*                                                INVESTMENT OBJECTIVE               INVESTMENT ADVISER
---------------------------------------------------   -------------------------------     -----------------------------
Goldman Sachs Balanced Strategy Portfolio              Seeks current income and           Goldman Sachs Asset
    (Class A)*                                         long-term capital                  Management, L.P.
                                                       appreciation.

Goldman Sachs Equity Growth Strategy                   Seeks long-term capital            Goldman Sachs Asset
    Portfolio (Class A)*                               appreciation.                      Management, L.P.

Goldman Sachs Growth and Income                        Seeks long-term capital            Goldman Sachs Asset
    Strategy Portfolio (Class A)*                      appreciation and current           Management, L.P.
                                                       income.

Goldman Sachs Growth Strategy Portfolio                Seeks long-term capital            Goldman Sachs Asset
    (Class A)*                                         appreciation and,                  Management, L.P.
                                                       secondarily, current
                                                       income.

Goldman Sachs International Real Estate                Seeks total return                 Goldman Sachs Asset
    Securities Fund (Class A)*                         comprised of long-term             Management, L.P.
                                                       growth of capital and
                                                       dividend income.

Goldman Sachs Real Estate Securities Fund              Seeks total return                 Goldman Sachs Asset
    (Class A)*                                         comprised of long-term             Management, L.P.
                                                       growth of capital and
                                                       dividend income.

Goldman Sachs Technology Opportunities                 Seeks long-term growth of          Goldman Sachs Asset
    Fund (Class A)**(3)                                capital.                           Management, L.P.



--------------------------------
*    Each retail Fund's most recently ended fiscal year is December 31, 2013

**   This retail Fund's most recently ended fiscal year is August 31, 2013.


(3) Name change effective July 31, 2015. Formerly known as the Goldman Sachs Technology Tollkeeper Fund.


The Publicly-Available Funds are also available for direct purchase outside of an annuity or life insurance policy. If you purchase shares of these funds directly from a broker-dealer or mutual fund company, you will not pay Contract fees and charges, but you also will not have Annuity Options available. Because of the additional Contract fees and charges, which affect Contract Value and Subaccount returns, you should refer only to performance information regarding the Publicly-Available Funds available through us, rather than to information that may be available through alternate sources.

SEC REGISTRATION DOES NOT INVOLVE SEC SUPERVISION OF THE FUNDS' MANAGEMENT, INVESTMENT PRACTICES OR POLICIES. THE ASSETS OF EACH FUND ARE HELD SEPARATE FROM THE ASSETS OF THE OTHER FUNDS, AND EACH FUND HAS ITS OWN DISTINCT INVESTMENT OBJECTIVE AND POLICIES. EACH FUND OPERATES AS A SEPARATE INVESTMENT FUND, AND THE INVESTMENT PERFORMANCE OF ONE FUND HAS NO EFFECT ON THE INVESTMENT PERFORMANCE OF ANY OTHER FUND.

ALTHOUGH THE INVESTMENT OBJECTIVES AND POLICIES OF CERTAIN FUNDS ARE SIMILAR TO THE INVESTMENT OBJECTIVES AND POLICIES OF OTHER FUNDS THAT MAY BE MANAGED OR SPONSORED BY THE SAME INVESTMENT ADVISER, SUBADVISER, MANAGER, OR SPONSOR, WE DO NOT REPRESENT OR ASSURE THAT THE INVESTMENT RESULTS WILL BE COMPARABLE TO THOSE OF ANY OTHER FUND, EVEN WHERE THE INVESTMENT ADVISER, SUBADVISER, OR MANAGER IS THE SAME. CERTAIN FUNDS AVAILABLE THROUGH THE CONTRACT HAVE NAMES SIMILAR TO FUNDS NOT AVAILABLE THROUGH THE CONTRACT. THE PERFORMANCE OF A FUND NOT AVAILABLE THROUGH THE CONTRACT DOES NOT INDICATE PERFORMANCE OF A SIMILARLY NAMED FUND AVAILABLE THROUGH THE CONTRACT. DIFFERENCES IN FUND SIZE, ACTUAL INVESTMENTS HELD, FUND EXPENSES, AND OTHER FACTORS ALL CONTRIBUTE TO DIFFERENCES IN FUND PERFORMANCE. FOR ALL THESE REASONS, YOU SHOULD EXPECT INVESTMENT RESULTS TO DIFFER.

PLEASE NOTE THAT THERE CAN BE NO ASSURANCE THAT ANY MONEY MARKET FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE PER SHARE. DURING EXTENDED PERIODS OF LOW INTEREST RATES, AND DUE IN PART TO CONTRACT FEES AND EXPENSES, THE YIELDS OF ANY SUBACCOUNT INVESTING IN A MONEY MARKET FUND MAY ALSO BECOME EXTREMELY LOW AND POSSIBLY NEGATIVE.


CERTAIN PAYMENTS WE RECEIVE WITH REGARD TO THE FUNDS.    We and our
distributor, Global Atlantic Distributors LLC, (the "Distributor") may receive payments from the Funds or their service providers (e.g., the investment adviser, administrator, distributor, and/or their affiliates). These payments may be used for a variety of purposes, including payment of expenses that we (and our affiliates) incur in promoting, marketing, and administering the Contract and, in our role as an intermediary, the Funds. We (and our affiliates) may profit from these payments.


The amount of payments we receive from the Fund's service providers is based on a percentage of the assets of the particular Fund attributable to the Contract as well as certain other variable insurance products that we and/or our affiliates may issue or administer. These percentages are negotiated and vary with each Fund. These payments may be derived, in whole or in part, from the investment advisory fee deducted from Fund assets. Contract Owners, through their indirect investment in the Funds, bear the costs of these investment advisory fees (see the Funds' prospectuses for more information). Some service providers may pay us significantly more than others and the amount we receive may be substantial. These percentages currently range from 0.03% to 0.25%, and as of the date of this prospectus, we are receiving payments from each Fund's service providers.

Additionally, certain of the Funds make payments to us or the Distributor under their distribution plans (12b-1 plans). The payment rates currently range from 0.15% to 0.25% based on the amount of assets invested in those Funds. Payments made out of the assets of the Funds will reduce the amount of assets that otherwise would be available for investment, and will reduce the return on your investment. The dollar amount of future asset-based fees is not predictable because these fees are a percentage of the Fund's average net assets, which can fluctuate over time. If, however, the value of the Funds goes up, then so would the payment to us or to the Distributor. Conversely, if the value of the Fund goes down, payments to us or to the Distributor would decrease.

We and/or the Distributor also may directly or indirectly receive additional amounts or different percentages of assets under management from some of the Funds' service providers with regard to other variable insurance products we or our affiliates may issue or administer.


CHANGE OF INVESTMENTS

We reserve the right to make additions to, deletions from, or substitutions for the shares held by the Separate Account or that the Separate Account may purchase. If investment in the Funds is no longer possible, in our judgment becomes inappropriate for the purposes of the Contract, or for any other reason in our sole discretion, we may substitute another fund without your consent. The substituted fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future premiums, or both. However, no such substitution will be made without the approval of the Securities and Exchange Commission, if required. Furthermore, we may close Subaccounts to allocations of Purchase Payments or Contract Value, or both, at any time in our sole discretion. The Funds, which sell their shares to the Subaccounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the Subaccounts.

We may establish additional Subaccounts of the Separate Account, each of which would invest in a new fund, or in shares of another investment company. New Subaccounts may be established when, at our discretion, marketing needs or investment conditions warrant. New Subaccounts may be made available to existing Owners as we determine. We may also eliminate or combine one or more Subaccounts, transfer assets, or substitute one Subaccount for another Subaccount, if, in our discretion, marketing, tax, or investment conditions warrant. We will notify you of any such changes.

If we deem it to be in the best interests of persons having voting rights under the Contract, we may deregister the Separate Account under the Investment Company Act of 1940 (the "1940 Act"), make any changes required by the 1940 Act, operate the Separate Account as a management investment company under the 1940 Act or any other form permitted by law, transfer all or a portion of the assets of a Subaccount or separate account to another Subaccount or separate account pursuant to a combination or otherwise, and create new separate accounts. Before we make certain changes we may need approval of the Securities and Exchange Commission and applicable state insurance departments. We will notify you of any changes.

                                THE CONTRACTS


A. GENERAL INFORMATION

We reserve the right to accept or refuse to issue the Contract at our sole discretion.


1. PURCHASE PAYMENTS

You may make Purchase Payments under the Contract during the Accumulation Period, subject to the restrictions set forth below. We will not accept Purchase Payments after the date of death of an Owner or on or after the older Owner's or Annuitant's 80th birthday. We reserve the right to waive or modify any Purchase Payment limitation and to not accept any Purchase Payment. Please note that if you elected the GLWB Rider prior to its discontinuance on June 1, 2009, there may be additional limitations on Purchase Payments (See APPENDIX D--GUARANTEED LIFETIME WITHDRAWAL BENEFIT ("GLWB") RIDER.)

The minimum initial and subsequent Purchase Payment for a Qualified Contract is $50. However, if annualized contribution amounts from a payroll or salary deduction plan are equal to or greater than $600, we accept a periodic payment under $50. For a Non-Qualified Contract the minimum initial Purchase Payment is $2,500 and the minimum subsequent Purchase Payment is $500.

You may make Purchase Payments to Non-Qualified Contracts and Contracts issued as IRAs by authorizing us to draw on your account via check or electronic debit through a Pre-Authorized Checking (PAC) Agreement. For Purchase Payments made pursuant to a PAC Agreement, the following minimum Purchase Payment provisions apply:

      - The minimum initial Purchase Payment to an IRA made pursuant to a PAC Agreement is $100.

      - The minimum initial Purchase Payment to a Non-Qualified Contract made pursuant to a PAC Agreement is $1,000 unless you also own an existing Contract, in which case the minimum is $100.

      - The minimum subsequent Purchase Payment made pursuant to a PAC Agreement is $100.

The maximum cumulative Purchase Payments that may be made under the Contract is $1,000,000 without Company approval. We will aggregate multiple Contracts you own for purposes of the $1,000,000 limitation. In addition, for Qualified Contracts, the maximum annual amount of Purchase Payments may be limited by the retirement plan funded by the Contract.

You may allocate your Purchase Payments to the Subaccounts and/or the Fixed Account. The minimum amount of Purchase Payments that may be allocated to any Subaccount is $50. The maximum amount of Purchase Payments that may be allocated to the Fixed Account in any Contract Year is $1,000,000 for Qualified Contracts and $100,000 for Non-Qualified Contracts. We will aggregate multiple Contracts you own for purposes of this limitation. Purchase Payments that are made under a systematic investment program that has been approved by us are not subject to this limitation. However, we reserve the right to modify or terminate this provision and subject all Purchase Payments to the $100,000 limitation.

For Contracts issued on or before December 31, 2012, the guaranteed minimum interest for Purchase Payments allocated to the Fixed Account is 2% each year for the first 10 contract years and 3% thereafter. For these Contracts, we reserve the right to not allow you to allocate Purchase Payments to the Fixed Account if the Fixed Account interest rate applicable to such Purchase Payments would be less than or equal to 3%. For Contracts issued after December 31, 2012, the Fixed Account guaranteed minimum interest rate is at least 1% for the first 10 contract years and 1% thereafter.


2. FREE LOOK PERIOD

You may examine a Contract and return it for a refund during the "free look" period. The length of the free look period depends upon the state in which the Contract is issued. However, it will be at least 10 days from the date you receive the Contract. Upon receipt by us, the Contract will be cancelled and amounts refunded. The amount of the refund depends on the state in which the Contract is issued. Generally the refund will be the Contract Value as of the Valuation Date on which we receive your Contract at our Service Center. Some states require the return of all Purchase Payments. In those states, we will return the greater of Purchase Payments and Contract Value as of the Valuation Date on which we receive your Contract at our Service Center.

In addition, while a special "free look" provision applies in some circumstances to Contracts issued as Individual Retirement Annuities, Simplified Employee Pensions--IRAs or as Roth Individual Retirement Annuities, if the amount returned would be less than the Contract Value, we will return the Contract Value as of the Valuation Date on which we receive the Contract at our Service Center. (See APPENDIX B--COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY DEFERRED FIXED AND VARIABLE ANNUITY IRA, ROTH IRA AND SIMPLE IRA DISCLOSURE STATEMENT.) IF YOU DECIDE TO RETURN YOUR CONTRACT FOR A REFUND DURING THE "FREE LOOK" PERIOD, PLEASE ALSO INCLUDE A LETTER INSTRUCTING US TO CANCEL YOUR CONTRACT.


3. OWNERS, ANNUITANTS, AND BENEFICIARIES

Please note that naming different persons as Owner(s), Annuitant(s), and Beneficiary(ies) can have important impacts on whether death benefits, annuity payments, and rider benefits are paid and on whose life payments are based. Carefully consider the potential consequences under various scenarios when naming Owners, Annuitants, and Beneficiaries, and consult your agent.

If you elected the GLWB Rider prior to its discontinuance on June 1, 2009, there are restrictions on naming and changing Owners, Annuitants, and Beneficiaries. (See APPENDIX D--GUARANTEED LIFETIME WITHDRAWAL BENEFIT ("GLWB") RIDER.)

BENEFICIARIES.    You designate the Beneficiary. During the Accumulation Period and prior to the death of an Owner, you may change a Beneficiary at any time by signing our and returning form. After the Annuity Date, the Beneficiary may be changed prior to the death of an Owner or the Annuitant. However, in the case of joint Owners, the surviving joint Owner is automatically the Primary Beneficiary and cannot be changed. No Beneficiary change is binding on us until we receive it. We assume no responsibility for the validity of any Beneficiary change. Under a Qualified Contract, the provisions of the applicable plan may prohibit a change of Beneficiary. (See "FEDERAL TAX MATTERS")

You may change the Beneficiary if you send a written change form to our Service Center. Changes are subject to the following:

      1.   The change must be filed while you are alive;

      2.   The Contract must be in force at the time you file a change;

      3. Such change must not be prohibited by the terms of an existing assignment, Beneficiary designation, or other restriction;

      4. Such change will take effect when we receive it. However, action taken by us before the change form was received will remain in effect;

      5. The request for change must provide information sufficient to identify the new Beneficiary; and

      6. In the case of joint Owners, we will consider the designation of a Beneficiary other than the surviving joint Owner to be a Contingent Beneficiary.

In the event that all Primary Beneficiaries predecease you, we will pay the death benefit proceeds to the surviving Contingent Beneficiaries. In the event that a Contingent Beneficiary predeceases you, we will distribute the benefits pro rata to the surviving Contingent Beneficiaries. If there are no surviving Contingent Beneficiaries, we will pay the benefits to your estate.

When multiple Beneficiaries are involved, we can not determine the death benefit proceeds until we receive the complete death benefit claim in good order, that is, receipt of proper elections from all Beneficiaries as well as proof of death. The Valuation Date on which we receive all required paperwork is the date the Contract is tendered for redemption and the date for calculation of the benefits.

OWNERS.    Prior to the death of an Owner and subject to our prior approval, you may add, change, or remove an Owner by written request to our Service Center. To the extent permitted by state law, we reserve the right to refuse a change in Owner at any time on a non-discriminatory basis. Any replacement or additional Owner must not have attained age 80 prior to the Valuation Date we receive your request. Adding, changing, or removing an Owner may result in certain tax consequences to you, and you should consult your tax advisor as to the tax consequences.

You must furnish information sufficient to clearly identify a new Owner to us. If we approve the change, the effective date of the change will be the date the request was signed by you, except for action taken by us prior to receiving the request. Any change is subject to the payment of any proceeds. We may require you to return the Contract to us for endorsement of a change.

ANNUITANTS.    For Contracts with natural Owners, prior to the Annuity Date, you may add or change an Annuitant, by written request to our Service Center. For Contracts with non-natural Owners, prior to the Annuity Date, you may add or change an Annuitant with our prior approval. Additionally, for Contracts with non-natural Owners, any replacement or additional Annuitant must not have attained age 80 prior to the Valuation Date we receive your request. On or after the Annuity Date, you may not change or add an Annuitant for Contracts with natural or non-natural Owners.

There must be at least one Annuitant at all times. If an Annuitant who is not an Owner dies prior to the Annuity Date, the youngest Owner will become the new Annuitant unless there is a surviving joint Annuitant or a new Annuitant is otherwise named. We will not pay a death benefit upon the death of an Annuitant unless the sole Owner is a non-natural person. If the sole owner is a non-natural person (1) we will pay a death benefit upon the death of the Annuitant and (2) if the Annuitant has changed since the issue date of the Contract, the death benefit will be the Withdrawal Value. Joint Annuitants are only permitted in Non-Qualified Contracts.


4. ASSIGNMENT

To the extent permitted by state law, assignments are subject to our acceptance. Subject to state requirements, we reserve the right to refuse any assignment or other transfer of the Contract at any time on a non-discriminatory basis.

Subject to our acceptance, you may assign a Non-Qualified Contract during the Accumulation Period and prior to the death of an Owner by completing and returning our assignment form to our Service Center. No assignment is binding on us until we accept it, and we assume no responsibility for the validity of any assignment. Generally, an interest in a Qualified Contract may not be assigned.

If an assignment of the Contract is in effect on the Annuity Date, we reserve the right to pay the assignee, in one sum, that portion of the Contract Value (less any applicable premium taxes) to which the assignee appears to be entitled. Amounts payable during the Annuity Period may not be assigned or encumbered (to the extent permitted by law, annuity payments are not subject to levy, attachment or other judicial process for the payment of the payee's debts or obligations). An assignment may be a taxable event and may subject you to immediate tax liability and to a 10% tax penalty. (See "FEDERAL TAX MATTERS") You, therefore, should consult a qualified tax adviser regarding the tax consequences of an assignment.

Any claim is subject to proof of interest of the assignee. You are solely responsible for the validity or effect of any assignment.



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B. THE ACCUMULATION PERIOD

1. APPLICATION OF PURCHASE PAYMENTS

You select allocation of Purchase Payments to the Subaccount(s) and the Fixed Account, if permitted. When you allocate Purchase Payments to a Subaccount, we credit Accumulation Units to that Subaccount based on the value of an Accumulation Unit, as computed after we receive the Purchase Payment at our Service Center. If we receive a Purchase Payment at our Service Center before the close of business on the Valuation Date, we will credit Accumulation Units based on Accumulation Unit values determined at the end of that Valuation Date. If we receive a Purchase Payment at our Service Center on or after the close of business on the Valuation Date, we will credit Accumulation Units based Accumulation Unit values determined at the end of the next Valuation Date. Purchase Payments allocated to the Fixed Account begin earning interest one day after we receive them.

We will credit an initial Purchase Payment no later than the end of the second Valuation Date following the Valuation Date we receive the Purchase Payment at our Service Center, provided that the Purchase Payment is preceded or accompanied by an application that contains sufficient information to establish an account and properly credit such Purchase Payment.

After the initial purchase, we determine the number of Accumulation Units credited by dividing the Purchase Payment allocated to a Subaccount by the Subaccount's Accumulation Unit value, as computed after we receive the Purchase Payment. After we determine the number of Accumulation Units credited, the number of Accumulation Units will not change due to investment experience. Accumulation Unit value varies to reflect the investment experience of the Subaccount and the assessment of charges against the Subaccount. We reduce the number of Accumulation Units when we assess the contract fee and the GLWB Rider charge.

If we are not provided with information sufficient to establish a Contract or to properly credit the initial Purchase Payment, we will promptly request the necessary information. If the requested information is not furnished within five business days after we receive the initial Purchase Payment, or if we determine that we cannot otherwise issue the Contract within the five day period, we will return the initial Purchase Payment to you, unless you consent to our retaining the initial Purchase Payment until the application is completed. If we receive the information sufficient to establish a Contract, we will issue the Contract and allocate the Purchase Payment no later than the end of the second Valuation Date following the Valuation Date we receive the missing information.

We may issue a Contract without a signed application if:

      - an agent's broker-dealer provides us with application information, electronically or in writing;

      - we receive the initial Purchase Payment; and

      - you confirm in writing, after the Contract is delivered, that all information in the Contract is correct.

If you submit your application, initial Purchase Payment, and/or subsequent Purchase Payments to your agent, we will not begin processing your purchase order until we receive the application and Purchase Payment from your agent's broker-dealer.

Some of the Funds reserve the right to delay or refuse purchase requests from the Separate Account, as may be further described in their prospectuses and/or statements of additional information. Therefore, if you request a transaction under your Contract that is part of a purchase request delayed or refused by a Fund, we will be unable to process your request. In that event, we will notify you promptly in writing or by telephone.

If you elected the GLWB Rider prior to its discontinuance on June 1, 2009, we will restrict the Investment Options to which you may allocate Purchase Payments. (See page 4 and APPENDIX D--GUARANTEED LIFETIME WITHDRAWAL BENEFIT ("GLWB") RIDER.)



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

2. ACCUMULATION UNIT VALUE

Each Subaccount has Accumulation Unit values for each combination of asset based charges. When Purchase Payments are allocated to a Subaccount, the number of units credited is based on the Subaccount's applicable Accumulation Unit value at the end of the current Valuation Period. When amounts are transferred out of or deducted from a Subaccount, units are redeemed in a similar manner. Generally, we determine the value of an Accumulation Unit as of the close of business on each Valuation Date.

The Accumulation Unit value at the end of each subsequent Valuation Period is the relevant investment experience factor for that Valuation Period times the Accumulation Unit value for the preceding Valuation Period.

Each Subaccount has its own investment experience factor for each combination of charges. The investment experience of the Separate Account is calculated by applying the investment experience factor to the Accumulation Unit value in each Subaccount during a Valuation Period.

The investment experience factor of a Subaccount for any Valuation Period is determined by the following formula:

       (1)   divided by (2) minus 3, where:

             (1)   is:

                   - the net asset value per share of the Fund held in the
                     Subaccount as of the end of the current Valuation Period; plus

                   - the per share amount of any dividend or capital gain
                     distributions made by the Fund held in the Subaccount, if the "ex-dividend" date occurs during the current Valuation Period; plus or minus

                   - a charge or credit for any taxes reserved for the current
                     Valuation Period which we determine have resulted from the investment operations of the Subaccount;

             (2) is the net asset value per share of the Fund held in the Subaccount as of the end of the preceding Valuation Period; and

             (3) is the factor representing asset-based charges (the mortality and expense risk charge, the administration charge, the Step-Up Death Benefit Rider charge (if you elect the Step-Up Death Benefit), and the No Withdrawal Charge Rider fee (if you elect the No Withdrawal Charge Rider)).


3. CONTRACT VALUE

On any Valuation Date, the Contract Value equals the total of:

       - the number of Accumulation Units credited to each Subaccount, times

       - the value of a corresponding Accumulation Unit for each Subaccount, plus

       - your interest in the Fixed Account.


4. TRANSFERS DURING THE ACCUMULATION PERIOD

Transfers are subject to the Company's then-current rules on Disruptive Trading, as may be amended from time to time; see 5. DISRUPTIVE TRADING, below. In addition to the Disruptive Trading rules, the Contract provides that certain restrictions apply to transfers among the Subaccounts and the Fixed Account during the Accumulation Period:

       - The Contract provides (1) that the minimum amount which may be transferred is $500 for each Subaccount and Fixed Account or, if smaller, the remaining amount in the Fixed Account or a Subaccount and
         (2) that no partial transfer will be made if the remaining Contract Value of the


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
        Fixed Account or any Subaccount will be less than $100 unless the transfer will eliminate your interest in such account. The Company is currently waiving these requirements, but reserves the right to enforce the provisions in the future.

      - If you request a transfer from a specific Subaccount or from the Fixed Account, we will transfer Purchase Payments (and earnings attributable to those Purchase Payments) previously allocated or transferred to that Subaccount or to the Fixed Account, in the chronological order in which we received such Purchase Payments in the Contract. Otherwise, we will transfer Purchase Payments (and earnings attributable to those Purchase Payments) previously allocated or transferred to all Subaccounts and the Fixed Account in which you have an interest, in the chronological order in which we received such Purchase Payments in the Contract.

      - You must request transfers in excess of $250,000 per Contract, per day, through standard United States mail. We reserve the right to require transfers into and out of one Subaccount in excess of $50,000, per Contract, per day, to be requested through standard United States mail.

Transfers involving the Fixed Account may be subject to additional provisions; see APPENDIX A--MORE INFORMATION ABOUT THE FIXED ACCOUNT. Certain states may also impose restrictions on payments and transfers to the Fixed Account.

Any transfer request must clearly specify the amount which is to be transferred and the names of the Subaccounts and/or the Fixed Account that are affected.

If you authorize a third party to transact transfers on your behalf, we will reallocate the Contract Value pursuant to the third party's instructions. However, we take no responsibility for any third party asset allocation or investment advisory service or program. We may suspend, limit, or cancel acceptance of a third party's instructions at any time and may restrict the Investment Options available for transfer under third party authorizations.

We will make transfers pursuant to proper written or telephone instructions to our Service Center that specify in detail the requested changes. Transfers involving a Subaccount will be based upon the Accumulation Unit values determined following our receipt of complete transfer instructions. If we receive a transfer request at our Service Center before the close of business on the Valuation Date, we will process the request based on Accumulation Unit values determined at the end of that Valuation Date. If we receive a transfer request at our Service Center on or after the close of business on the Valuation Date, we will process the request based on Accumulation Unit values determined at the end of the next Valuation Date. If you or your authorized representative call us to request a telephone transfer but have not given instructions to us prior to the close of business on the Valuation Date, even if due to our delay in answering your call, we will consider your telephone transfer request to be received after the close of business on the Valuation Date.

We may suspend, modify or terminate the transfer provisions. If you submit a request for a transfer that is no longer permitted, we will notify you in writing that the transaction is not permissible.

Some of the Funds reserve the right to delay or refuse purchase requests from the Separate Account, as may be further described in their prospectuses and/or statements of additional information. Therefore, if you request a transaction under your Contract that is part of a purchase request delayed or refused by a Fund, we will be unable to process your request. In that event, we will notify you promptly in writing or by telephone.

If you elected the GLWB Rider prior to its discontinuance on June 1, 2009, we will restrict the Investment Options to which you may transfer Contract Value. (See APPENDIX D--GUARANTEED LIFETIME WITHDRAWAL BENEFIT ("GLWB") RIDER.)



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

5. DISRUPTIVE TRADING

The Contract is not designed for use by individuals, professional market timing organizations, or other entities that engage in short-term trading, frequent transfers, programmed transfers or transfers that are large in relation to the total assets of a Fund (collectively, "Disruptive Trading"). These activities may require the Fund to maintain undesirable large cash positions or frequently buy or sell portfolio securities. Such transfers may dilute the value of the Fund's shares, interfere with the efficient management of the Fund's portfolio, and increase brokerage and administrative costs of the Funds. As a result, Disruptive Trading may adversely affect a Fund's ability to invest effectively in accordance with its investment objectives and policies, and may harm other Contract Owners and other persons who may have an interest in the Contract (e.g. Annuitants and Beneficiaries.)

In order to protect our Contract Owners and the Funds from potentially harmful trading activity, we utilize certain policies and procedures that are designed to detect and prevent disruptive trading among the Funds (the "Disruptive Trading Procedures"). Our Disruptive Trading Procedures consider certain factors in order to identify Disruptive Trading activity, including the following:

      - the number of transfers made over a period of time;

      - the length of time between transfers;

      - whether the transfers follow a pattern that appears to be designed to take advantage of short term market fluctuations, particularly within certain Funds;

      - the dollar amount(s) requested for transfers; and

      - whether the transfers are part of a group of transfers made by a third party on behalf of several individual Contract Owners; and

      - the investment objectives and/or size of the Funds.

We may increase our monitoring of Contract Owners who engage in what we perceive to be disruptive trading, including investigating the transfer patterns within multiple contracts owned by the same Contract Owners. We may also investigate any patterns of disruptive trading identified by the Funds that may not have been captured by our Disruptive Trading Procedures.

If we determine you are engaged in disruptive trading, we may take one or more actions in an attempt to halt such trading. Your ability to make transfers is subject to modification or restriction if we determine, in our sole opinion, that your exercise of the transfer privilege may disadvantage or potentially harm the rights or interests of other Contract Owners (or others having an interest in the Contract). Our restrictions may take various forms, but under our current Disruptive Trading Procedures will include loss of telephone, fax, overnight mail, or Internet transfers. This means that we would accept only written transfer requests with an original signature transmitted to us at our Service Center and only by standard United States mail. We may also restrict the transfer privileges of others acting on your behalf, including your agent or an asset allocation or investment advisory service. We may also limit the number of transfers you may make during a calendar year and we may limit the number of times you may transfer Contract Value into particular Subaccounts during a calendar YEAR. Subject to the terms of the Contract, we reserve the right to impose, without prior notice, additional or alternate restrictions on allocations and transfers that we determine, in our sole discretion, will disadvantage or potentially hurt the rights or interests of other Contract Owners or other holders of the Funds. We will reverse any transactions inadvertently processed in contravention of our restrictions within two days of the date the inadvertently processed transaction occurred.

Our Disruptive Trading Procedures may vary among the Subaccounts. Some of the Funds have reserved the right to temporarily or permanently refuse payments or transfer requests from us if, in the judgment of the Fund's investment adviser, the Fund would be unable to invest effectively in accordance with its investment


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
objective or policies, or would otherwise potentially be adversely affected. If a Fund refuses a transfer request from us, we may not be able to effect certain allocations or transfers that a Contract Owner has requested. Some Funds may impose redemption fees on short-term trading (i.e., redemptions of mutual fund shares within a certain number of business days after purchase). We reserve the right to administer and collect any such redemption fees on behalf of the Funds.

The Funds may have adopted their own policies and procedures with respect to excessive trading of their respective shares, and we reserve the right to enforce these policies and procedures. The prospectuses for the Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. You should be aware that we currently may not have the contractual obligation or the operational capacity to apply the Funds' excessive trading policies and procedures. However, under SEC rules, we are required to: (1) enter into a written agreement with each Fund or its principal underwriter that obligates us to provide to the Fund promptly upon request certain information about the trading activity of individual Contract Owners, and (2) execute instructions from the Fund to restrict or prohibit further purchases or transfers by specific Contract Owners who violate the excessive trading policies established by the Fund.

You should be aware that the purchase and redemption orders received by the Funds generally are "omnibus" orders from intermediaries such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and/or individual Owners of variable insurance contracts. The omnibus nature of these orders may limit the Funds' ability to apply their respective disruptive trading policies and procedures. We cannot guarantee that the Funds (and thus our Contract Owners) will not be harmed by transfer activity relating to the retirement plans and/or other insurance companies that may invest in the Funds. In addition, if a Fund believes that an omnibus order we submit may reflect one or more transfer requests from Contract Owners engaged in disruptive trading activity, the Fund may reject the entire omnibus order.

We will apply our Disruptive Trading Procedures consistently without special arrangement, waiver, or exception. However, the Company's ability to detect and deter Disruptive Trading and to consistently apply the Disruptive Trading Procedures may be limited by operational systems and technological limitations. Contract Owners seeking to engage in such transfer activities may employ a variety of strategies to avoid detection. Because identifying Disruptive Trading involves judgments that are inherently subjective, the Company cannot provide assurances that its Disruptive Trading Procedures will detect every Contract Owner who engages in disruptive trading. In addition, the terms of some contracts previously issued by the Company, historical practices or actions, litigation, or certain regulatory restrictions may limit the Company's ability to apply transfer or other restrictions.

If we are unable to detect Disruptive Trading or are unable to restrict Disruptive Trading because of contract provisions or other reasons, you may experience dilution in the value of your Fund shares. There may be increased brokerage and administrative costs within the Funds, which may result in lower long-term returns for your investments. Additionally, because other insurance companies and/or retirement plans may invest in the Funds, we cannot guarantee that the Funds will not suffer harm from disruptive trading within the variable contracts issued by other insurance companies or among Investment Options available to retirement plan participants.


6. WITHDRAWALS AND SURRENDERS DURING THE ACCUMULATION PERIOD

You may make a partial withdrawal subject to the restrictions set forth below. You also may withdraw all of the Withdrawal Value and surrender the Contract. You should carefully consider taking partial withdrawals or surrendering your Contract, as the following may apply:

     - You may withdraw up to the Free Withdrawal Amount in any Contract Year and we will not assess a withdrawal charge. However, if you withdraw more than the Free Withdrawal Amount in any


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
        Contract Year, the excess amount withdrawn may be subject to a withdrawal charge. We also may assess a withdrawal charge upon surrender of the Contract, although we will first apply the Free Withdrawal Amount. (See "WITHDRAWAL CHARGE")

      - Withdrawals and surrenders may be subject to federal and state income tax and a 10% penalty tax. (See "FEDERAL TAX MATTERS")

      - Partial withdrawals reduce your Contract Value and your death benefit. (See "DEATH BENEFITS") Certain withdrawals also may reduce the value of the guarantees provided by the GLWB Rider. (See APPENDIX D--GUARANTEED LIFETIME WITHDRAWAL BENEFIT ("GLWB") RIDER.)

      - Your ability to withdraw or surrender may be limited by the terms of a qualified plan such as Section 403(b) plans. (See "FEDERAL TAX MATTERS")

      - We may assess the contract fee and a pro rata portion of the GLWB Rider charge upon full surrender. (See "CONTRACT FEE" and "GLWB RIDER CHARGE")," and see APPENDIX D--GUARANTEED LIFETIME WITHDRAWAL BENEFIT ("GLWB") RIDER.)

      - We may assess premium taxes on partial withdrawals and surrenders. (See "STATE PREMIUM TAXES")

You may request a partial withdrawal subject to the following:

      - You must leave at least $100 in each Investment Option after a withdrawal unless the account is eliminated by the withdrawal.

      - We will limit a withdrawal from the Fixed Account to an amount that equals the Fixed Account Contract Value less Debt, less any premium taxes and withdrawal charge that would apply to the total withdrawal of the Fixed Account Contract Value at the time that you make the withdrawal, and less interest for one calendar year on any loan at the time that you make the withdrawal.

      - At least $500 of Contract Value must remain in the Contract after the withdrawal or we will surrender your Contract (which means that withdrawal charges, federal and state income taxes and tax penalties, and premium taxes may apply).

      - Direct transfers, rollovers, and 1035 exchanges are not permitted if there is an outstanding loan.

      - If you request a withdrawal from a specific Subaccount or from the Fixed Account, we will reduce Purchase Payments (and earnings attributable to those Purchase Payments) previously allocated or transferred to that Subaccount or to the Fixed Account, in the chronological order in which we received such Purchase Payments in the Contract. Otherwise, withdrawals will reduce Purchase Payments (and earnings attributable to those Purchase Payments) previously allocated or transferred to all Subaccounts and the Fixed Account in which you have an interest, in the chronological order in which we received such Purchase Payments in the Contract.

Election to withdraw (including the withdrawal amount) shall be made in writing to us at our Service Center and should be accompanied by the Contract if surrender is requested. The Withdrawal Value attributable to the Subaccounts is determined on the basis of the Accumulation Unit values calculated after we receive the request. If we receive a withdrawal or surrender request at our Service Center before the close of business on the Valuation Date, we will process the request based on Accumulation Unit values determined at the end of that Valuation Date. If we receive a withdrawal or surrender request at our Service Center on or after the close of business on the Valuation Date, we will process the request based on Accumulation Unit values determined at the end of the next Valuation Date.

If your Contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that withdrawals, transfers or surrenders you request comply with applicable tax requirements and to decline requests that are not in compliance. We will defer such payments


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
you request until all information required under the tax law has been received. By requesting a withdrawal, transfer or surrender, you consent to the sharing of confidential information about you, the Contract, and transactions under the Contract and any other 403(b) contracts or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or recordkeeper, and other product providers.

The surrender rights of Owners who are participants in the Texas Optional Retirement Program (Texas ORP) are restricted. A participant in the Texas ORP must obtain a certificate of termination from the participant's employer before a Contract can be redeemed. Participants in the Texas Optional Retirement System may transfer their Withdrawal Value to another approved provider as permitted under the Texas Optional Retirement System. In those states adopting similar requirements for optional retirement programs, we will follow similar procedures. Please note that the Texas ORP does not restrict transfers within a Contract, and thus participants are permitted to make transfers of Contract Value among the Investment Options.

If you elected the GLWB Rider prior to its discontinuance on June 1, 2009, special withdrawal rules apply. (See APPENDIX D--GUARANTEED LIFETIME WITHDRAWAL BENEFIT ("GLWB") RIDER)


7. DEATH BENEFITS

The following section describes the death benefits we currently make available under the Contract if an Owner dies before the Annuity Date. We will calculate the death benefit on the Valuation Date we receive due proof of the Owner's death. Any death benefit payment we make in excess of your Contract Value is subject to our financial strength and claims-paying ability.


STANDARD DEATH BENEFIT

If you have not elected the Step-Up Death Benefit Rider and an Owner's death occurs prior to the older Owner's 75th birthday, the death benefit will be equal to the greater of (A) or (B), less any premium taxes, where:

     (A) = The Contract Value less Debt, on the Valuation Date we receive due proof of death;

     (B) = The Purchase Payment Value (described below) less Debt, on the Valuation Date we receive due proof of death.

If you have not elected the Step-Up Death Benefit Rider and an Owner's death occurs on or after the older Owner's 75th birthday, the death benefit will be equal to (A) above, less any premium taxes.

The Purchase Payment Value on the Date of Issue is equal to the initial Purchase Payment, less any premium taxes. We will increase the Purchase Payment Value by the amount of each subsequent Purchase Payment, less any premium taxes. The Purchase Payment Value after a withdrawal will be equal to the lesser of:

     (a) The Purchase Payment Value immediately prior to the withdrawal minus the amount of the withdrawal (including any withdrawal charges, premium taxes, and federal and state income taxes and penalty taxes); or

     (b) The Purchase Payment Value immediately prior to the withdrawal multiplied by the Proportional Reduction Factor below.

          The Proportional Reduction Factor is equal to (1) divided by (2), where:

          (1)  is the Contract Value after the withdrawal, and

          (2)  is the Contract Value immediately prior to the withdrawal.




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

EXAMPLE:

Contract Value = $80,000

Purchase Payment Value = $100,000

Debt = $0

If a withdrawal (including any withdrawal charges, premium taxes, and federal and state income taxes and penalty taxes) of $20,000 is taken, we follow the steps below to recalculate the Purchase Payment Value after the withdrawal:

      - STEP 1: We calculate the Contract Value after the withdrawal. This is the Contract Value immediately prior the withdrawal minus the amount of the withdrawal (including any withdrawal charges, premium taxes, and federal and state income taxes and penalty taxes). ($80,000 - $20,000 = $60,000)

      - STEP 2: We calculate the Proportional Reduction Factor. The Proportional Reduction Factor is the Contract Value after the withdrawal divided by the Contract Value immediately prior to the withdrawal. ($60,000 / $80,000 = 75%)

      - STEP 3: We calculate the Purchase Payment Value after the withdrawal. This is the lesser of:

            (a) The Purchase Payment Value immediately prior to the withdrawal minus the amount of the withdrawal (including any withdrawal charges, premium taxes, and federal and state income taxes and penalty taxes) = $100,000 - $20,000 = $80,000

            (b) The Purchase Payment Value immediately prior to the withdrawal multiplied by the Proportional Reduction Factor = $100,000 x 75% = $75,000

      = Lesser of $80,000 and $75,000 = $75,000

If you elected the GLWB Rider prior to its discontinuance on June 1, 2009, we may pay a death benefit in excess of the standard death benefit. (See APPENDIX D--GUARANTEED LIFETIME WITHDRAWAL BENEFIT ("GLWB") RIDER.)


STEP-UP DEATH BENEFIT RIDER

We currently offer one optional enhanced death benefit under the Contract--the Step-Up Death Benefit Rider. We may discontinue the offering of the Step-Up Death Benefit Rider at any time. The Step-Up Death Benefit Rider may not be available in all states.

The calculation of benefits under the Step-Up Death Benefit Rider changes after you attain age 81 and certain increases in benefits cease after that age. Therefore, the Step-Up Death Benefit Rider may not be appropriate depending on your proximity to age 81. Prior to electing the Step-Up Death Benefit Rider, you should carefully consider the benefits available based on your age and consult with your financial adviser to assist you in determining whether to elect the Step-Up Death Benefit Rider.

You may elect the Step-Up Death Benefit Rider only if the older Owner is age 79 or younger at the Date of Issue. We deduct a daily charge from your Contract Value for the Step-Up Death Benefit Rider equal to 0.20%, on an annual basis. (See "STEP-UP DEATH BENEFIT RIDER CHARGE") We do not assess a charge for the Step-Up Death Benefit Rider on amounts allocated to the Fixed Account. You may elect the Step-Up Death Benefit Rider only on the initial Contract application. You cannot elect the Step-Up Death Benefit Rider after the Date of Issue.

If you elect the Step-Up Death Benefit, the death benefit will be equal to the greater of (A) or (B), less any premium taxes, where:

      (A) = The Contract Value less Debt, on the Valuation Date we receive due proof of death;

      (B) = The Step-Up Value (described below) less Debt, on the Valuation Date we receive due proof of death.



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
The Step-Up Value on the Date of Issue is equal to the initial Purchase Payment, less any premium taxes. We will increase the Step-Up Value by the amount of each subsequent Purchase Payment, less any premium taxes. The Step-Up Value after a withdrawal will be equal to the lesser of:

      1. The Step-Up Value immediately prior to the withdrawal minus the amount of the withdrawal (including any withdrawal charges, premium taxes, and federal and state income taxes and penalty taxes); or

      2. The Step-Up Value immediately prior to the withdrawal multiplied by the Proportional Reduction Factor below.

           The Proportional Reduction Factor is equal to (a) divided by (b), where:

           (a)  is the Contract Value after the withdrawal, and

           (b)  is the Contract Value immediately prior to the withdrawal.

On each Contract Anniversary prior to the older Owner's 81st birthday, we will recalculate the Step-Up Value to equal the greater of:

      1.   The Contract Value on that Contract Anniversary; and

      2.   The current Step-Up Value on that Contract Anniversary.

If an Owner dies prior to a Contract Anniversary and the Valuation Date we receive due proof of death falls on or after that anniversary, we will not recalculate the Step-Up Value on that anniversary.

See the "STANDARD DEATH BENEFIT" above for an example of how we adjust the death benefit values for withdrawals.

You may not terminate the Step-Up Death Benefit Rider once it is in effect. It will remain in force unless it is terminated as set forth below. The Step-Up Death Benefit Rider will automatically terminate on the earliest of:

      1.   the Annuity Date;

      2. the Valuation Date that we receive due proof of death of the Owner (in the case of a spousal continuation, the spouse may elect the Step-Up Death Benefit Rider if we offer it at that time); or

      3.   termination or surrender of the Contract.

All charges for the Step-Up Death Benefit Rider will cease upon termination.

If you elected the GLWB Rider prior to its discontinuance on June 1, 2009, we may pay a death benefit in excess of the Step-Up Death Benefit Rider. (See APPENDIX D--GUARANTEED LIFETIME WITHDRAWAL BENEFIT ("GLWB") RIDER)


PAYMENT OF DEATH BENEFITS

If there is only one Owner under the Contract, we will pay the death benefit to the Beneficiary upon the death of such Owner before the Annuity Date. Upon the death of a joint Owner before the Annuity Date, we will pay the death benefit to the surviving joint Owner. We will pay the death benefit upon the first to die of any joint Owners.

If any Owner is not a natural person, (1) we will treat each Annuitant under the Contract as an Owner for death benefit payment purposes and pay the death benefit upon the death of any Annuitant and (2) if the Annuitant has changed since the issue date of the Contract, the death benefit will be the Withdrawal Value.

We will pay the death benefit to the Beneficiary (or joint Owner, if applicable) after we receive due proof of death. We will then have no further obligation under the Contract. The Valuation Date on which we receive all required paperwork is the date the Contract is tendered for redemption and the date for calculation of the benefits.

Due proof of death means our receipt of a certified death certificate and all necessary claim paperwork, the return of the Contract and such other information we may require to process the death benefit. If we receive due proof of death at our Service Center before the close of business on the Valuation Date, we will calculate the death benefit based on Accumulation Unit values determined at the end of that Valuation Date. If we receive a due proof of death at our Service Center on or after the close of business on the Valuation Date, we will calculate the death benefit based on Accumulation Unit values determined at the end of the next Valuation Date.

When multiple Beneficiaries are involved, death benefits cannot be determined until we receive the complete death benefit claim in good order, that is, receipt of proper elections from all Beneficiaries as well as proof of death.


The death benefit may be paid in a lump sum. The Beneficiary (or the surviving joint Owner) may defer this sum for up to five years from the date of death. Instead of a lump sum payment, the Beneficiary or the surviving joint Owner, as the case may be, may elect to have the death benefit distributed as stated in Annuity Option 1 for a period not to exceed the Beneficiary's (or the surviving joint Owner's) life expectancy; or Annuity Option 2 or 3 based upon the life expectancy of the Beneficiary (or the surviving joint Owner) provided with respect to Annuity Option 3 that such life expectancy exceeds the certain period of 10 years. (See "THE ANNUITY PERIOD" for a description of the Annuity Options.) The Beneficiary (or the surviving joint Owner) must make this election within 60 days of the time we receive due proof of death, and distribution under these annuity payment options must commence within one year of the date of death. If the death benefit is requested in a form other than a lump sum and the death benefit is greater than the Contract Value, we will credit the amount of the death benefit that exceeds the Contract Value to the Goldman Sachs Government Money Market Subaccount. If, however, the Goldman Sachs Government Money Market Subaccount is not available as an Investment Option under the Contract at that time, then we will credit the death benefit among the Investment Options in the same proportion that the value of each Investment Option bears to the total Contract Value.


If the Beneficiary is not a natural person the entire death benefit must be distributed within five years of your death.

If your spouse is the only Primary Beneficiary when you die, your surviving spouse may elect to be the successor Owner of the Contract by completing the spousal continuation section of the claim form submitted with due proof of your death. The date of continuance of the Contract will be the Valuation Date we receive due proof of your death. Your surviving spouse will become the Annuitant if no Annuitant is living at the time of your death. Spousal continuation will not satisfy minimum required distribution rules for Qualified Contracts other than IRAs. However, the right of a spouse to continue the Contract, and all Contract provisions relating to spousal continuation are available only to a person who meets the definition of "spouse" under Federal law. The U.S. Supreme Court has held Section 3 of the Federal Defense of Marriage Act (which purportedly did not recognize same-sex marriages, even those which are permitted under individual state laws) to be unconstitutional. Therefore, same-sex marriages recognized under state law will be recognized for federal law purposes. The Department of Treasury and the Internal Revenue Service have recently determined that for federal tax purposes, same-sex spouses will be determined based on the law of the state in which the marriage was celebrated irrespective of the law of the state in which the person resides. However, as some uncertainty remains regarding the treatment of same-sex spouses, you should consult a tax advisor for more information on this subject.

If your surviving spouse elects to become the successor Owner of the Contract on your death, thereby waiving claim to the death benefit otherwise payable, we will not pay out a death benefit on your death. Instead, we will increase the Contract Value on the Valuation Date we receive due proof of your death to equal the death benefit amount otherwise payable (if the death benefit is greater than the Contract Value), subject to the following:


      - We will credit the amount of the death benefit that exceeds the Contract Value to the Goldman Sachs Government Money Market Subaccount. If, however, the Goldman Sachs Government Money Market Subaccount is not available as an Investment Option under the Contract at that time, then we will credit the death benefit among the Investment Options in the same proportion that the value of each Investment Option bears to the total Contract Value.

      - We will terminate the Step-Up Death Benefit Rider if in effect as of the Valuation Date we receive due proof of your death.

      - On the date of continuance, your surviving spouse may elect the Step-Up Death Benefit Rider or any optional enhanced death benefit then offered by us. All such death benefits will be subject to the terms and conditions then in effect at the time of continuance. All charges and benefits will be calculated as if the coverage was issued to the surviving spouse on the date of continuance and the Contract Value on the date of continuance resulted from receipt of an initial Purchase Payment in that amount.

      - We will assess withdrawal charges, if any, only on Purchase Payments (and earnings attributable to those Purchase Payments) we receive after the date of continuance.

      - Any subsequent spouse of the surviving spouse will not be entitled to continue the Contract upon the death of the surviving spouse.

If any Owner dies on or after the Annuity Date, and before the entire interest in the Contract has been distributed, any remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of death. In all events, we will pay or apply the Contract's death benefit in accordance with Sections 72(s) or 401(a)(9) of the Code, as applicable.


8. NO WITHDRAWAL CHARGE RIDER

For an additional charge, a No Withdrawal Charge Rider (the "Rider") is available only with Qualified Contracts and certificates that receive favorable tax treatment under Section 401, 403, or 457 of the Code or with a SEP IRA or SIMPLE IRA under Section 408 of the Code. The Rider is not available with Non-Qualified Contracts or with a Contract issued as an IRA or Roth IRA. You may elect the Rider only on the initial Contract application, and cannot elect the Rider after the Date of Issue. You may not cancel the Rider once it is issued. We may discontinue offering the Rider at any time. The Rider may not be available in all states.

If you elect this Rider, we will not deduct any withdrawal charge upon partial withdrawal or surrender of the Contract during the Accumulation Period or upon annuitization. (See "WITHDRAWAL CHARGE") We will deduct a daily charge for the Rider from your Contract Value, equal to 0.35%, on an annual basis.

The Rider will remain in force unless it is terminated as set forth below. The Rider will automatically terminate on the earliest of:

      1.   the Valuation Date as of which the Contract is terminated; or

      2.   the Annuity Date.

      3. the Valuation Date that we receive due proof of death of the Owner (in the case of a spousal continuation, the spouse may elect the Rider if we offer it at that time).

Please remember that withdrawals and surrenders will have tax consequences, which may include the amount of the withdrawal being subject to income tax and in some circumstances an additional 10% penalty tax. Withdrawals also reduce your Contract Value and your death benefit. (See "DEATH BENEFITS") Certain withdrawals also may reduce the value of the guarantees provided by the GLWB Rider. (See APPENDIX D--GUARANTEED LIFETIME WITHDRAWAL BENEFIT ("GLWB") RIDER.) We encourage you to talk to your agent and carefully consider whether the No Withdrawal Charge Rider is right for you.



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

9. LOANS

The Owner of a Contract issued as a tax sheltered annuity under Section 403(b) of the Code or with a qualified plan under Code Section 401, may request a loan (if permitted by the qualified plan) any time during the Accumulation Period. Only one loan may be outstanding on a Contract at a given time. The outstanding loan must be repaid in full before the next loan may be granted. While a loan is outstanding, you may continue to make Purchase Payments to the Contract through your 403(b) or qualified plan.

The requirements and limitations governing the availability of loans, including the maximum amount that a participant may take as a loan, are subject to the rules in the Code, IRS regulations, and our procedures in effect at the time a loan is made. In the case of loans made under Contracts which are subject to the Employee Retirement Income Security Act of 1974 ("ERISA"), additional requirements and limitations will apply such as those under the terms of the plan, Department of Labor regulations and ERISA. Because the rules governing loans under Code Section 403(b) contracts and ERISA qualified plans are complicated, you should consult your tax adviser before exercising the loan privilege. Failure to meet the requirements for loans may result in adverse income tax consequences to you. The loan agreement you sign will describe the restrictions and limitations applicable to the loan at the time you apply. For loans subject to ERISA, you also may wish to consult your plan administrator.

The maximum loan available is the Fixed Account Contract Value, less any premium taxes and withdrawal charge that would apply to the total withdrawal of the Fixed Account Contract Value at the time that you make the loan, and less interest for one calendar year on the loan at the time that you make the loan.

Federal tax law further restricts the total amount of your plan loans to the lesser of (i) 50,000, reduced by the excess of the highest outstanding balance of your loans during the one-year period preceding the date of a loan, over the outstanding balance of your loans, or (ii) the greater of 50% of your plan account value or $10,000. We may defer granting a loan for six months from the date we receive the written loan request at our Service Center.

Federal tax law requires loans to be repaid in a certain manner and over a certain period of time. For example, loans generally are required to be repaid within five years (except in cases where the loan was used to acquire the principal residence of the plan participant), with repayments made at least quarterly and in substantially level amortized payments over the term of the loan. Failure to make a loan repayment when due will result in adverse tax income tax consequences to you.

Interest will be charged on your loan amount. If your Contract is not subject to ERISA, the interest rate charged is 5.5%. If your Contract is subject to ERISA, the interest rate charged is based on Moody's Corporate Bond Yield Average--Monthly Average Corporates (rounded to the nearest 0.25%). We are not responsible for determining whether this rate is a "reasonable interest rate" as required by ERISA and we make no representations to that effect.

While a loan is outstanding, we will credit the value securing the loan with interest at the daily equivalent of the annual loan interest rate charged reduced by 2.5%, instead of the current interest rate credited to the Fixed Account. This rate will never be lower than the minimum guaranteed Fixed Account interest rate.

If there is an outstanding loan balance when the Contract is surrendered or annuitized, or when a death benefit is paid, the amount payable will be reduced by the amount of the loan outstanding plus accrued interest. In addition, loans, whether or not repaid, will have a permanent effect on the Contract Value because the investment results of the Investment Options will apply only to the unborrowed portion of the Contract Value. The longer a loan is unpaid, the greater the effect is likely to be. The effect could be favorable or unfavorable. If investment results are greater than the rate being credited on amounts held in your loan account while your loan is unpaid, your Contract Value will not increase as rapidly as it would have if no loan were unpaid. If investment results are below that rate, your Contract Value will be greater than it would have been had no loan been outstanding. We will apply any repayment of Debt first to reduce that part of the Debt that can be attributed to interest, and then to that part of the Debt that can be attributed to principal.

You may repay the Debt in full or in part at any time prior to the Annuity Date. If the Debt equals or exceeds the Fixed Account Contract Value, less any premium taxes and withdrawal charge that would apply to the total withdrawal of the Fixed Account Contract Value, your interest in the Fixed Account will terminate. The termination occurs thirty-one days after we mail notice of termination to your last known address and that of any assignee of record.

If we receive a loan request at our Service Center before the close of business on the Valuation Date, we will process the request based on Accumulation Unit values determined at the end of that Valuation Date. If we receive a loan request at our Service Center on or after the close of business on the Valuation Date, we will process the request based on Accumulation Unit values determined at the end of the next Valuation Date.

Please note that if you elect the GLWB Rider, the loan privilege is not available to you. (See "GUARANTEED LIFETIME WITHDRAWAL BENEFIT")


10. TELEPHONE AND FACSIMILE TRANSACTIONS

We currently permit requests for transfers to be submitted by telephone by calling 1-800-457-8803. Before telephone transfer instructions will be honored, you must complete a telephone transfer authorization. We also currently permit requests for certain financial transaction to be submitted by facsimile at 1-785-228-4539. We reserve the right to discontinue telephone and/or facsimile requests at any time.

We will employ reasonable procedures to determine that these transactions are genuine. There are risks associated with telephone and facsimile transactions that do not occur if an original handwritten request is submitted. Anyone authorizing or making telephone or facsimile requests bears those risks. We will not be liable for any liability or losses resulting from unauthorized or allegedly unauthorized telephone or facsimile requests that we believe are genuine. We may record telephone requests.

Telephone and facsimile transactions may not always be available, and telephone and facsimile systems, whether yours, your service provider's or your agent's, can experience outages or slowdowns for a variety of reasons (such as natural disasters, man-made disasters, or simply because of a high number of calls or facsimiles, which is likely to occur during periods of high market turbulence). These outages or slowdowns may prevent or delay our receipt and/or processing of your request. If you are experiencing problems, you should make your request in writing to our Service Center.

                        CONTRACT CHARGES AND EXPENSES

We deduct the following charges and expenses:

      - mortality and expense risk charge,

      - contract fee;

      - withdrawal charge;

      - commutation charge;

      - premium tax;

      - administration charge;

      - Step-Up Death Benefit Charge;

      - GLWB Rider charge Rider (if applicable); and

      - No Withdrawal Charge Rider (if applicable).

We may receive compensation from the investment advisers of the Funds for services related to the Funds. (See "THE FUNDS") Subject to certain expense limitations, investment management fees and other Fund expenses are indirectly borne by you.

The fees and charges we deduct under the Contract may result in a profit to us.


A. ASSET-BASED CHARGES

1. MORTALITY AND EXPENSE RISK CHARGE

We deduct a daily charge from your Separate Account Contract Value equal to 1.15%, on an annual basis, of Separate Account Contract Value. The mortality and expense risk charge reimburses us for mortality and expense risks. We deduct this charge during both the Accumulation Period and the Annuity Period.

Variable Annuity payments reflect the investment experience of each Subaccount but are not affected by changes in actual mortality experience or by actual expenses we incur.

Our mortality risk arises from two obligations. The first obligation we assume is to pay a standard death benefit that may be greater than the Withdrawal Value. The second obligation we assume is to continue making annuity payments to the Owner for the entire life of the Annuitant under Annuity Options involving life contingencies. We assume the risk that Annuitants will live beyond actuarial life expectancies.

We also assume the risk that all administrative expenses including Contract maintenance costs, administrative costs, data processing costs, and costs of other services may exceed the mortality and expense risk charge.

We expect to profit from the mortality and expense risk charge. We may use any profits for any lawful purpose including covering distribution costs.


2. ADMINISTRATION CHARGE

We deduct a daily charge from your Separate Account Contract Value equal to 0.15%, on an annual basis, of Separate Account Contract Value. The administration charge reimburses us for expenses incurred for administering the Contracts. These expenses include your inquiries, changes in allocations, reports to you, Contract maintenance costs, and data processing costs. The administration charge covers the average anticipated administrative expenses incurred while the Contracts are in force. There is not necessarily a direct relationship between the amount of the charge and the administrative costs of the particular Contract.

3. STEP-UP DEATH BENEFIT RIDER CHARGE

If you elect the Step-Up Death Benefit Rider, we will deduct a daily charge from your Contract Value equal to 0.20%, on an annual basis, of Separate Account Contract Value. This charge covers the cost and risk of providing the benefits guaranteed by the Step-Up Death Benefit Rider. We do not assess a charge for the Step-Up Death Benefit Rider on amounts allocated to the Fixed Account.


4. GLWB RIDER CHARGE

If you elected the GLWB Rider prior to its discontinuance on June 1, 2009, we assess an additional monthly charge for the GLWB Rider that compensates us for the costs and risks we assume in providing the benefits under the Rider.

     - In the case of GLWB Plus For One, the monthly GLWB Rider charge, which we will deduct from your Contract Value on each Monthiversary, is equal to 0.50%, on an annual basis, of the Lifetime Income Base on that Monthiversary.

     - In the case of GLWB Plus For Two, the monthly GLWB Rider charge, which we will deduct from your Contract Value on each Monthiversary, is equal to 0.75%, on an annual basis, of the Lifetime Income Base on that Monthiversary.

We reserve the right to increase the GLWB Rider charge on the effective date of each Step-Up. We guarantee, however, that the monthly GLWB Rider charge will never exceed 1.00% (for GLWB Plus For One) and 1.50% (for GLWB Plus For Two), on an annual basis, of the Lifetime Income Base on each Monthiversary. We also assess a pro rata portion of the charge upon surrender or annuitization.


5. NO WITHDRAWAL CHARGE RIDER FEE

If you elect the No Withdrawal Charge Rider, we will deduct a daily charge from your Contract Value equal to 0.35%, on an annual basis, of Contract Value. We impose this charge to reimburse us for Contract sales expense, including commissions and other distribution, promotion, and acquisition expenses.

The No Withdrawal Charge Rider (the "Rider") is available only with Qualified Contracts and certificates that receive favorable tax treatment under Section 401, 403, or 457 of the Code or with a SEP IRA or SIMPLE IRA under Section 408 of the Code. The Rider is not available with Non-Qualified Contracts or with a Contract issued as an IRA or Roth IRA.


B. CONTRACT FEE

During the Accumulation Period, we deduct a quarterly contract fee from your Contract Value that is equal to $30, on an annual basis. We will waive this fee for Contracts with Contract Value of $50,000 or more as of the end of each calendar quarter we would otherwise deduct the fee.

The contract fee reimburses us for expenses incurred in establishing and maintaining Contract records. We assess the contract fee at the end of each calendar quarter and upon surrender or annuitization.

When we deduct the contract fee, we will reduce Purchase Payments (and earnings attributable to those Purchase Payments) in the chronological order in which we received such Purchase Payments.


C. WITHDRAWAL CHARGE

We impose a withdrawal charge to reimburse us for Contract sales expense, including commissions and other distribution, promotion, and acquisition expenses. For purposes of calculating the withdrawal charge on partial withdrawals and surrenders, we assume that amounts are withdrawn from Purchase Payments (and earnings attributable to those Purchase Payments) in the chronological order in which they were received.

We apply the withdrawal charge on each Purchase Payment (and earnings attributable to that Purchase Payment) withdrawn or surrendered during the first 6 Contribution Years following our receipt of the Purchase Payment. A Contribution Year is each Contract Year in which a Purchase Payment is made and each later year measured from the start of the Contract Year when the Purchase Payment was made. We do not impose the withdrawal charge on any Purchase Payment (or earnings attributable to that Purchase Payment) withdrawn or surrendered more than six Contribution Years following our receipt of that Purchase Payment. We calculate the withdrawal charge separately for each Purchase Payment (and earnings attributable to that Purchase Payment). Total withdrawal charges assessed under a Contract will never exceed 9% of the total Purchase Payments made under the Contract.

Each Contract Year we guarantee that you can withdraw up to the Free Withdrawal Amount without incurring a withdrawal charge. We also apply the Free Withdrawal Amount upon full surrender of the Contract. The Free Withdrawal Amount, which will never be less than zero, is equal to (a + b) multiplied by 10% - c, where:

      a)   is Contract Value less Debt prior to the withdrawal or surrender;

      b) is previous partial withdrawals made during the Contract Year (whether or not subject to withdrawal charges); and

      c) is previous partial withdrawals made during the Contract Year that were not subject to withdrawal charges.

If you elected the GLWB Rider prior to its discontinuance on June 1, 2009, Non-Excess Withdrawals and Excess Withdrawals will reduce the remaining Free Withdrawal Amount in any Contract Year. See APPENDIX D--GUARANTEED LIFETIME WITHDRAWAL BENEFIT ("GLWB") RIDER.

If you withdraw an amount in excess of the Free Withdrawal Amount, we may impose a withdrawal charge on the excess. At the time of the withdrawal or surrender, we will determine whether the amount withdrawn includes Purchase Payments (and earnings attributable to those Purchase Payments) that were made within the previous six Contribution Years. We will determine the withdrawal charge percentage for each Purchase Payment and earnings attributable to that Purchase Payment withdrawn as follows:


                                                                                WITHDRAWAL
             CONTRIBUTION YEAR                                                    CHARGE
             ---------------------------------------------------------------    ----------
             First..........................................................            6%
             Second.........................................................            5%
             Third..........................................................            4%
             Fourth.........................................................            3%
             Fifth..........................................................            2%
             Sixth..........................................................            1%
             Seventh +......................................................            0%


WITHDRAWAL CHARGE EXAMPLE

THIS EXAMPLE ILLUSTRATES THE CALCULATION OF THE FREE WITHDRAWAL AMOUNT AND WITHDRAWAL CHARGE

      - The values shown below assume that a Contract is issued to an Owner who is 50 years old on the Date of Issue.

      - A initial Purchase Payment of $10,000 is received on the Date of Issue. No additional Purchase Payments are received and no premium taxes apply.

      - All values shown below are beginning of year (and prior to any partial withdrawal requested) except for Line (5) which is middle of year.


COLUMN      (2)         (3)           (4)            (5)            (6)          (7)         (8)           (9)          (10)
------  ---------  ------------  -------------  -------------  -----------  -----------  -----------  ------------  ------------

                                 HYPOTHETICAL
                                   CONTRACT                                              WITHDRAWAL    WITHDRAWAL
                                     VALUE                      WITHDRAWAL      FREE       WITHOUT     SUBJECT TO    WITHDRAWAL
         CONTRACT     PARTIAL       BEFORE      CONTRIBUTION      CHARGE     WITHDRAWAL  WITHDRAWAL    WITHDRAWAL      CHARGE
LINE       YEAR     WITHDRAWAL    WITHDRAWAL        YEAR            (%)        AMOUNT      CHARGE        CHARGE          ($)
------  ---------  ------------  -------------  -------------  -----------  -----------  -----------  ------------  ------------
(1)...       1                      $10,000           1           6.00%        $1,000
(2)...       2                       10,300           2           5.00%         1,030
(3)...       3        $1,000         10,700           3           4.00%         1,070       $1,000       $     0        $  0
(4)...       4           500          9,800           4           3.00%           980          500             0           0
(5)...       4         3,510          9,600           4           3.00%           510          510         3,000          90
(6)...       5                        6,300           5           2.00%           630
(7)...       6                        6,500           6           1.00%           650
(8)...       7                        7,000           7           0.00%           700
(9)...       8                        7,500           8           0.00%           750
(10)..       9                        8,000           9           0.00%           800
(11)..      10         5,000          8,500          10           0.00%           850          850         4,150           0


COLUMN      (11)
------  ------------


          CONTRACT
            VALUE
            AFTER
LINE     WITHDRAWAL
------  ------------
(1)...     $10,000
(2)...      10,300
(3)...       9,700
(4)...       9,300
(5)...       6,090
(6)...       6,300
(7)...       6,500
(8)...       7,000
(9)...       7,500
(10)..       8,000
(11)..       3,500

-----------------------------
COLUMN NOTES:

Col (4) Includes the impact of Purchase Payments, partial withdrawals, contract fees and charges, and investment performance.

Col (5) A Contribution Year is each Contract Year in which a Purchase Payment is made and each later year measured from the start of the Contract Year in which the Purchase Payment was made. In a Contract with a single Purchase Payment, Contribution Years are equal to Contract Years.

Col (6) The withdrawal charge percentage applicable to the withdrawal of a Purchase Payment (and earnings attributable to that Purchase Payment) is based on the Contribution Year of the Purchase Payment (and earnings attributable to the Purchase Payment) being withdrawn. And for purposes of calculating the withdrawal charge on partial withdrawals and surrenders, we assume that amounts are withdrawn from Purchase Payments (and earnings attributable to those Purchase Payments) in the chronological order in which they were received.

Col (7) The Free Withdrawal Amount is equal to the greater of $0 and ([(a) plus (b)] x 10% minus (c)) where:

               (a) = Contract Value less Debt prior to the withdrawal or surrender

               (b) = previous partial withdrawals made during the Contract Year (whether or not subject to withdrawal charges)

               (c) = previous partial withdrawals made during the Contract Year that were not subject to withdrawal charges.

Col (8) is equal to the lesser of the partial withdrawal or surrender requested and the Free Withdrawal Amount (lesser of Column (4) and Column (8)).

Col (9) is equal to the excess of the partial withdrawal or surrender requested over the withdrawal without surrender charge (greater of $0 and (Column (4) less Column (8)). We do not impose the withdrawal charge on any Purchase Payment (or earnings attributable to that Purchase Payment) withdrawn or surrendered more than six Contribution Years following our receipt of that Purchase Payment.

Col (10) is equal to the withdrawal subject to a withdrawal charge multiplied by the applicable withdrawal charge % (Column (10) x Column (7)).

Col (11) is equal to the hypothetical contract value before withdrawal less the amount of the partial withdrawal or surrender requested (Column (5) less Column (4)).


PARTIAL WITHDRAWAL #1--EXPLANATION:

Line (3) A partial withdrawal of $1,000 is requested at the beginning of the 3rd Contract Year. The Free Withdrawal Amount is equal to $1,070 (= the greater of $0 and ([$10,700 + $0] x 10% - $0))
               using the formula for Column (8) above. The partial withdrawal requested is less than the Free Withdrawal Amount ($1,070), so the entire partial withdrawal is free of withdrawal charges. The Contract Value is reduced for the amount of the partial withdrawal ($10,700 - $1,000 = $9,700).


PARTIAL WITHDRAWAL #2 AND PARTIAL WITHDRAWAL #3--EXPLANATION:

Line (4) A partial withdrawal of $500 is requested at the beginning of the 4th Contract Year. The Free Withdrawal Amount is equal to $980 (= the greater of $0 and ([$9,800 + $0] x 10% - $0))


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using the formula for Column (8) above. The partial withdrawal requested is less than the Free Withdrawal Amount ($980) so the entire partial withdrawal is free of withdrawal charges. The Contract Value is reduced for the amount of the partial withdrawal ($9,800 - $500 = $9,300).

Line (5) --A partial withdrawal of $3,510 is requested in the middle of the 4th Contract Year. The Free Withdrawal Amount is equal to $510 (= the greater of $0 and ([$9,600 + $500] x 10% - $500))
               using the formula for Column (8) above. In this case, the Free Withdrawal Amount is adjusted for the partial withdrawal that occurred earlier in the same Contract Year. Since the partial withdrawal requested exceeds the Free Withdrawal Amount, $3,000 of the partial withdrawal request is subject to a withdrawal charge ($3,000 = $3,510 - $510). For the purpose of calculating the withdrawal charge, the Purchase Payment (and earnings attributable to the Purchase Payment) from which the partial withdrawal is being withdrawn, is in it's 4th Contribution Year. Therefore, the applicable withdrawal charge percentage is 3% and the withdrawal charge is equal to $90 (= 3% x $3,000). The Contract Value is reduced for the amount of the partial withdrawal ($9,600 - $3,510 = $6,090).

               --IF AN ADDITIONAL PURCHASE PAYMENT HAD BEEN MADE TO THE
               CONTRACT: The partial withdrawal requested is less than the initial Purchase Payment (and earnings attributable to that Purchase Payment) so the entire partial withdrawal would have been assumed to be withdrawn from the initial Purchase Payment (and earnings attributable to that Purchase Payment) for purposes of calculating the withdrawal charge.


PARTIAL WITHDRAWAL #4--EXPLANATION:

Line (11)      A partial withdrawal of $5,000 is requested at the beginning of the 10th Contract Year. The Free Withdrawal Amount is equal to
               $850 (= the greater of $0 and [$8,500 + $0] x 10% - $0)) using the formula for Column (8) above. The partial withdrawal exceeds the Free Withdrawal Amount. As a result, $4,150 of the partial withdrawal request is subject to a withdrawal charge. However, because the amount being withdrawn is taken from a Purchase
               Payment (and earnings attributable to a Purchase Payment) that was made more than six Contribution Years prior to the partial withdrawal, no withdrawal charge is assessed. The Contract Value is reduced for the amount of the partial withdrawal ($8,500 -
               $5,000 = $3,500).

For purposes of calculating the withdrawal charge on partial withdrawals and surrenders, we assume that amounts are withdrawn from Purchase Payments and earnings attributable to those Purchase Payments in the chronological order in which they were received.

Unless you request otherwise, we deduct any applicable withdrawal charge from the amount of the partial withdrawal. This means that when a withdrawal is requested and a withdrawal charge applies, you will receive a check for less than the amount requested. If you request otherwise and a withdrawal charge applies, we will reduce your Contract Value by the withdrawal charge in addition to the dollar amount sent to you.

If you elected the GLWB Rider prior to its discontinuance on June 1, 2009, please note that although we currently do not assess a withdrawal charge on Non-Excess Withdrawals, we reserve the right to do so (unless you have elected the No Withdrawal Charge Rider for an additional charge). We will assess a withdrawal charge on Excess Withdrawals if such withdrawals would otherwise be subject to a withdrawal charge. If we assess a withdrawal charge on a Non-Excess Withdrawal or an Excess Withdrawal, we will calculate and impose the charge in the same manner that we would for any partial withdrawal. (See APPENDIX D--GUARANTEED LIFETIME WITHDRAWAL BENEFIT ("GLWB") RIDER.)




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Because Contribution Years are based upon the date each Purchase Payment is made, you may be subject to a withdrawal charge even though the Contract may have been issued many years earlier. (For additional details, see "WITHDRAWALS AND SURRENDERS DURING THE ACCUMULATION PERIOD.") For example:

      - You make a $15,000 Purchase Payment in the first Contract Year.

      - You make a $10,000 Purchase Payment in the fourth Contract year.

      - In the fifth Contract Year, the $15,000 Purchase Payment (and earnings attributable to that purchase payment) is in its fifth Contribution year and the $10,000 Purchase Payment (and earnings attributable to that purchase payment) is in its second Contribution Year.

The Free Withdrawal Amount and withdrawal charge also generally apply at annuitization to amounts attributable to Purchase Payments (and earnings attributable to those Purchase Payments) in their sixth Contribution Year or earlier. However, we do not assess a withdrawal charge upon annuitization if you select Annuity Option 2, 3, 4, or 5, or if payments under Annuity Option 1 are scheduled to continue for at least ten years. See "THE ANNUITY PERIOD--ANNUITY OPTIONS" for a discussion of the Annuity Options available.

Please note that if you elect the No Withdrawal Charge Rider, we will not assess any withdrawal charge upon partial withdrawal or surrender of the Contract during the Accumulation Period or upon annuitization. See "NO WITHDRAWAL CHARGE RIDER" for a description of the Rider, including its charges and restrictions.

Currently, we anticipate withdrawal charges will not fully cover distribution expenses. Unrecovered distribution expenses may be recovered from our general assets. Those assets may include proceeds from the mortality and expense risk charge.

For Qualified Contracts, we will waive withdrawal charges on partial withdrawals and full surrender if a Contract is surrendered in the sixth Contract Year or later and the Owner is at least 59 1/2 years old at the time of such surrender.

Subject to the terms of the qualified plan, we will also waive withdrawal charges under a Qualified Contract upon the participant's separation from service.

Currently, we do not assess withdrawal charges on required minimum distributions but reserve the right to do so. If we do assess a withdrawal charge, we will calculate and impose the charge in the same manner that we would for any partial withdrawal.

We may reduce or eliminate the withdrawal charge if we anticipate that we will incur lower sales expenses or perform fewer services because of economies due to the size of a group, the average contribution per participant, or the use of mass enrollment procedures.

Subject to certain exceptions and state approvals, withdrawal charges also are not assessed on withdrawals:

      - after you have been confined in a skilled health care facility or hospital for at least 90 consecutive days and you remain confined at the time of the request;

      - within 45 days following your discharge from a skilled health care facility after a confinement of at least 90 days; or

      - if you become disabled.

The confinement must begin prior to your 75th birthday and at least two years after the later of the Date of Issue or the date the waiver endorsement was added to your Contract. The disability must begin prior to your 66th birthday and at least two years after the later of the Date of Issue or the date the waiver endorsement was added to your Contract. We must receive satisfactory proof of your disability. The proof may be a statement from your attending physician or any other proof satisfactory to us.

"Disability" is defined as the inability to engage in any substantial gainful activity by reason of any medically determinable physical or mental impairment which can be expected to result in death, or which has lasted or can be expected to last for a continuous period of not less than 12 months.



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Such disability or confinement must not be due to:

      - substance abuse, or

      - mental or personality disorder without a demonstrable organic disease (a degenerative brain disease such as Alzheimer's Disease is considered an organic disease).

"Skilled Health Care Facility" means a place which:

      - is licensed by the state, or certified if your state certifies such facilities, or operated pursuant to law if your state neither licenses nor certifies such facilities;

      - provides skilled nursing care under the supervision of a physician;

      - has twenty-four hour a day nursing services by or under the supervision of a licensed practical nurse (LPN) or a registered nurse (RN); and

      - keeps a medical record in accordance with accepted professional standards and practices for each patient.

"Hospital" means a place that is licensed by the state as a hospital and is operating within the scope of its license. If your state does not license hospitals, then "hospital" means a place that is operated as a hospital pursuant to law.

Restrictions and provisions related to the above withdrawal charge waiver are described in the Contract endorsements.


D. COMMUTATION CHARGE

We deduct a commutation charge if you request a lump sum payment with respect to: 1) any remaining periodic payments in the certain period under Annuity Options 1, 3 and 5 upon the death of an Annuitant during the Annuity Period; or
2) any remaining payments under Annuity Option 1. We deduct this charge to compensate us for any losses we might incur as a result of selling assets we hold to make a lump sum payment to you and for administrative costs in processing commuted values. The charge is equal to the following:

For a fixed Annuity Option:

      1. the present value of any remaining guaranteed Fixed Annuity payments (as of the date of calculation), using a discount rate that is equal to the interest rate used in calculating the initial income payment; LESS

      2. the present value of any remaining guaranteed Fixed Annuity payments (as of the date of calculation), using a discount rate that is equal to the interest rate used in calculating the initial income payment plus 1%.

For a variable Annuity Option:

      1. the present value of any remaining guaranteed Variable Annuity payments (as of the date of calculation), using a discount rate that is equal to the assumed investment rate used in calculating the initial income payment; LESS

      2. the present value of any remaining guaranteed Variable Annuity payments (as of the date of calculation), using a discount rate that is equal to the assumed investment rate used in calculating the initial income payment plus 1%.

We will determine the present value of any remaining guaranteed Variable Annuity payments by applying the Annuity Unit value next determined after we receive the election to commute the remaining payments at our Service Center.



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E. INVESTMENT MANAGEMENT FEES AND OTHER EXPENSES

Each Fund's net asset value reflects the deductions of investment management fees, Rule 12b-1 fees (if applicable), and certain general operating expenses. Subject to limitations, you indirectly bear these fees and expenses. Further detail is provided in the prospectuses for the Funds' statements of additional information.


F. STATE PREMIUM TAXES

Certain state and local governments impose a premium tax ranging from 0% to 3.50% of Purchase Payments. If we pay state premium taxes, we will deduct the amount paid from:

      - Purchase Payments when we receive them; and/or

      - Partial withdrawals or full surrender; and/or

      - Death benefits; and/or

      - Contract Value applied to an Annuity Option at the time annuity payments start; and/or

      - Annuity payments when we pay them; and/or

      - If you elected the GLWB Rider prior to its discontinuance on June 1, 2009, monthly Settlement Payments when we pay them (See APPENDIX D--GUARANTEED LIFETIME WITHDRAWAL BENEFIT ("GLWB") RIDER.)

If we deduct premium taxes from each annuity payment or each monthly Settlement Payment when we pay them, we will reduce each payment by the premium tax percentage multiplied by the amount of each payment until we have recovered an amount equal to the premium tax that we paid.

In no case will we deduct a total of more than the premium tax that we paid.

See "STATE PREMIUM TAX CHART" in the Statement of Additional Information.


G. REDUCTION OR ELIMINATION OF CERTAIN CHARGES

Contracts may be available for purchase in certain group or sponsored arrangements that qualify for reductions or eliminations of certain charges, the time periods in which such charges apply, or both. Group arrangements include those in which a trustee, an employer or an association purchases Contracts covering a group of individuals. Sponsored arrangements include those in which an employer or association allows us to offer Contracts to its employees or members on an individual basis.

The contract fee may be reduced or eliminated if we anticipate lower administrative expenses. In certain other circumstances, sales expenses for Contracts purchased in certain group or sponsored arrangements may be reduced or eliminated and the applicable withdrawal charges may be reduced or eliminated.

In determining whether a group or sponsored arrangement qualifies for reduced or eliminated charges, we will consider among other factors:

      - the size and type of group to which sales are to be made and administrative services provided, and the persistency expected from the group;

      - the total amount of Purchase Payments to be received and the method in which they will be remitted;

      - any prior or existing relationship with us;

      - the level of commission paid to selling broker-dealers;

      - the purpose for which the Contract is being purchased, and whether that purchase makes it likely that sales costs and administrative expenses will be reduced; and

      - the frequency of projected surrenders or distributions.



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We make any reductions or eliminations according to objective guidelines in effect when an application for a Contract is approved. We may change these guidelines from time to time. Any variation in the charges will reflect differences in costs or services and will be offered uniformly to all members of the group or sponsored arrangement. In no event will a charge reduction or elimination be permitted if it is unfairly discriminatory to any person or prohibited by law.




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                             THE ANNUITY PERIOD

Contracts may be fully annuitized under one of several Annuity Options, which are available either on a fixed or variable basis. However, states may require variations to the Contract. If a state variation applies, it will appear in the Contract, an endorsement to the Contract, or a supplement to this Prospectus.

You may annuitize any time after the Valuation Date on or next following one year from the Date of Issue. Annuity payments will begin on the Annuity Date under the Annuity Option you select. You may write to us prior to the payment of the death benefit or the first annuity payment date to request a change of the Annuity Date. Subject to state variation, the Annuity Date may not be after the Valuation Date on or next following the later of the original older Owner's or Annuitant's 90th birthday. (See "FEDERAL TAX MATTERS, 1. TAX DEFERRAL DURING ACCUMULATION PERIOD, DELAYED ANNUITY DATES".) We do not permit partial annuitization.

If you elected the GLWB Rider prior to its discontinuance on June 1, 2009 and the Maximum Annuity Date has been reached, you may choose the GLWB Rider annuitization option rather than one of the Annuity Options below. (See APPENDIX D--GUARANTEED LIFETIME WITHDRAWAL BENEFIT ("GLWB") RIDER.)


1. ANNUITY PAYMENTS

The amount of the first annuity payment depends on:

      - the selected Annuity Option; and

      - the Annuity Option rates derived from the mortality tables specified in the Contract (for Annuity options 2, 3, 4, and 5); and

      - the age and gender of the Annuitant; and

      - the Withdrawal Value on the Annuity Date; and

      - the assumed investment rate (if variable annuitization is elected);
        and

      - the guaranteed minimum interest rate for annuitizations specified in the Contract (if fixed annuitization is elected).

The age of the Annuitant influences the amount of periodic annuity payments because an older Annuitant is expected to have a shorter life span, resulting in larger payments. The sex of the Annuitant influences the amount of periodic payments unless prohibited under state law and excluding certain employee plans, as males are expected to have a shorter life span than females, also resulting in larger payments.

Under variable annuitization, you will receive the value of a fixed number of Annuity Units each month. An Annuity Unit's value reflects the investment performance of the Subaccount(s) selected. As a result, annuity payments will vary accordingly. If the Annuity Unit Values of the Subaccount(s) in which you invest increase, the amount of your annuity payments will increase. If the Annuity Unit Values of the Subaccount(s) in which you invest decrease, the amount of your annuity payments will decrease.


2. ANNUITY OPTIONS

You may elect one of the Annuity Options. We must receive an election of an Annuity Option in writing at our Service Center at least 15 calendar days before the Annuity Date. If no Annuity Option is elected, monthly annuity payments will be made in accordance with Option 3 below if there is one Annuitant on the Annuity Date or under Option 5 if there are joint Annuitants on the Annuity Date. You may change an Annuity Option before the Annuity Date. You cannot change an Annuity Option after the first annuity payment is made. We reserve the right to add additional Annuity Options in the future.

An election before the Annuity Date will be revoked by: 1) a subsequent change of Beneficiary, or 2) an assignment of the Contract unless the assignment provides otherwise.



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The Annuity Option selected must result in an initial payment that is at least equal to our minimum payment, according to our rules, at the time the Annuity Option is chosen. If the selected Annuity Option does not produce an initial payment which meets this minimum, we reserve the right to decrease the payment frequency to quarterly, semi-annually, or annually to meet this minimum, or to make a single lump sum payment.

If you die before the Annuity Date, the Annuity Options that are available to a Beneficiary are limited. The Annuity Options available are:

      - Option 2 over the lifetime of the Beneficiary, or

      - Option 1 or 3 with a specified period or certain period no longer than the life expectancy of the Beneficiary. The life expectancy of the Beneficiary must be at least ten years as of the date that he or she elects Option 1 or Option 3.

The death benefit distribution must begin no later than one year from your death, unless a later date is permitted by federal regulation.

If the Beneficiary is not an individual, the entire interest must be distributed within five years of your death.

OPTION 1--INCOME FOR SPECIFIED PERIOD

Option 1 provides an annuity payable monthly for ten years. If you must take required minimum distributions from a Qualified Contract, consult a tax advisor before selecting this Option, as it may not satisfy those requirements in all situations.

OPTION 2--LIFE INCOME

Option 2 provides for an annuity payable monthly over the lifetime of the Annuitant. If Option 2 is elected, annuity payments terminate automatically and immediately on the Annuitant's death without regard to the number or total amount of payments made. Thus, it is possible for you to receive only one payment if death occurred prior to the date the second payment was due.

OPTION 3--LIFE INCOME WITH INSTALLMENTS GUARANTEED

Option 3 provides an annuity payable monthly for a certain period of 10 years and thereafter during the Annuitant's lifetime. If you must take required minimum distributions from a Qualified Contract, consult a tax advisor before selecting this Option, as it may not satisfy those requirements in all situations.

OPTION 4--JOINT AND SURVIVOR ANNUITY

Option 4 provides an annuity payable monthly while both Annuitants are living. Upon either Annuitant's death, the monthly income payable continues over the life of the surviving Annuitant at a percentage of the original payment. The percentage payable must be selected at the time the Annuity Option is chosen. The percentages available are 50%, 66 2/3%, 75% and 100%. The greater the percentage provided to the surviving Annuitant, the lower the amount of the original payment. Annuity payments terminate automatically and immediately upon the surviving Annuitant's death without regard to the number or total amount of payments received.

OPTION 5--JOINT AND SURVIVOR ANNUITY WITH INSTALLMENTS GUARANTEED

Option 5 provides an annuity payable monthly for a certain period of 10 years and thereafter while either Annuitant is alive. If you must take required minimum distributions from a Qualified Contract, consult a tax advisor before selecting this Option, as it may not satisfy those requirements in all situations.

When you are choosing an Annuity Option, you should consider that:

      - for younger Annuitants, selecting Option 2--Life Income, might result in smaller monthly payments than selecting Option 1--Income for Specified Period; for older Annuitants, selecting Option 2--Life Income, might result in larger monthly payments than selecting Option 1--Income for Specified Period.



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
      - selecting Option 3--Life Income with Installments Guaranteed, will result in smaller monthly payments than selecting Option 2--Life Income; however, the Owner or Beneficiary may receive more payments under Option 3 if the Annuitant dies before the end of the certain period

      - selecting Option 4--Joint and Survivor Annuity, will result in smaller monthly payments than selecting Option 2--Life Income.

In lieu of monthly payments, you may request quarterly, semi-annual, or annual payments, with our prior approval.


3. ALLOCATION OF ANNUITY

Subject to state variation, when you elect an Annuity Option, you may request that we reallocate your Contract Value on the Annuity Date among the Investment Options you choose to arrange for payments on a fixed or variable basis, or a combination of both. A reallocation on the Annuity Date will not be subject to the transfer restrictions that we would normally impose. If we do not receive an election, any Fixed Account Withdrawal Value will be annuitized on a fixed basis and any Separate Account Withdrawal Value will be annuitized on a variable basis.

Transfers among the Subaccounts during the Annuity Period are permitted subject to certain limitations. We reserve the right to restrict the number of Subaccounts available during the Annuity Period. You may not transfer to or from the Fixed Account during the Annuity Period.


4. FIXED ANNUITY PAYMENTS

We calculate the portion of the Withdrawal Value that you elected to have paid to you as Fixed Annuity payments. We apply an annuity factor for the Annuity Option that you selected to this value to determine the first Fixed Annuity payment. Each Fixed Annuity payment will be equal to the first regardless of investment, mortality or expense experience, unless the Annuity Option selected specifies that there is to be a reduction in payments after the death of an Annuitant.


5. VARIABLE ANNUITY PAYMENTS

We calculate the portion of the Withdrawal Value that you elected to have paid to you as Variable Annuity payments from each Subaccount. We apply an annuity factor for the Annuity Option that you selected to this value for each Subaccount to determine the first Variable Annuity payment for that Subaccount. The first Variable Annuity payment for each Subaccount is divided by the Annuity Unit value for that Subaccount to establish the number of Annuity Units per payment for that Subaccount. The number of units will not change after the initial determination unless a transfer occurs or the Annuity Option selected specifies that there is to be a reduction in payments upon the death of an Annuitant. Future Variable Annuity payments are determined by multiplying the number of Annuity Units per payment for each Subaccount by the Annuity Unit value for that Subaccount at the end of the Valuation Date that each annuity payment is due and summing the result.


6. BASIS OF ANNUITY OPTIONS

Your Contract will contain tables for each Annuity Option that show the guaranteed monthly payment for each $1,000 applied to an Annuity Option. The guaranteed monthly payments are based on an interest rate (or assumed investment rate if variable annuitization is elected) of 2.50% per year and, where mortality is involved, the "Annuity 2000 Table" developed by the Society of Actuaries projected using Scale G to the year 2015. We may offer annuity rates for Fixed Annuity payments that are more favorable than those contained in the Contract. Any such rates will be applied uniformly to all Owners of the same class. We may also offer Variable Annuity payment options based on assumed investment rates other than 2.50%, but not greater than 5.00%.



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The tables that we prepare for each annuity option are calculated with an assumed investment rate of 2.50% per annum. If the actual annualized net investment rate in a Subaccount exceeds 2.50% per annum, Variable Annuity payments for that Subaccount will increase. Conversely, if the actual annualized net investment rate for a Subaccount is less than 2.50% per annum, Variable Annuity payments for that Subaccount will decrease.

ANNUITY UNIT VALUE.    Annuity Unit values are determined independently for
each Subaccount. The Annuity Unit value at the end of any Valuation Period is equal to a. multiplied by b. multiplied by c. where:

      a.   is the Annuity Unit value at the end of the preceding Valuation
           Period

      b.   is the net investment experience factor for the current Valuation
           Period

      c. is an interest factor of 0.99993235 for each calendar day in the current Valuation Period. The interest factor offsets the assumed investment rate of 2.5% per annum used in the Contract's annuity tables. A different interest factor will be used if we offer other assumed investment rates.

The net investment experience factor for a Subaccount for the current Valuation Period is equal to x. divided by y. where:

      x. Is the Subaccount's Accumulation Unit value at the end of the current Valuation Period

      y. Is the Subaccount's Accumulation Unit value at the end of the preceding Valuation Period


7. TRANSFERS DURING THE ANNUITY PERIOD

During the Annuity Period, you may, by written request to our Service Center, transfer Contract Value from one Subaccount to another Subaccount, subject to the following limitations:

      - Transfers among Subaccounts are prohibited during the first year of the Annuity Period; subsequent transfers are limited to one per year.

      - Your interest in a Subaccount must be transferred in increments of 25%.

      - Your annuity payments for the Subaccount you are transferring to must be at least $100 after the transfer. Your annuity payments for the Subaccount you are transferring from must be at least $100 after the transfer, unless the transfer will eliminate your interest in the Subaccount.

      - You may not transfer to or from the Fixed Account.

We calculate the number of Annuity Units per payment for the Subaccount you are transferring to, as A multiplied by B divided by C, where:

      A   =   The number of Annuity Units per payment for the Subaccount you are transferring from;

      B   =   The Annuity Unit value of the Subaccount you are transferring from; and

      C   =   The Annuity Unit value of the Subaccount you are transferring
              to.

TRANSFER PROCEDURES    We will make transfers pursuant to proper written or
telephone instructions to our Service Center that specify in detail the requested changes. Transfers involving a Subaccount will be based upon the Annuity Unit values determined following our receipt of complete transfer instructions. If we receive a transfer request at our Service Center before the close of business on the Valuation Date, we will process the request based on Annuity Unit values determined at the end of that Valuation Date. If we receive a transfer request at our Service Center on or after the close of business on the Valuation Date, we will process the request based on Annuity Unit values determined at the end of the next Valuation Date. If you or your authorized representative call us to request a telephone transfer but have not given instructions to us prior to the close of business on the Valuation Date, even if due to our delay in answering your call, we will consider your telephone transfer request to be received after the close of business on the Valuation Date.



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We may suspend, change or terminate the transfer privilege at any time.


8. DEATH PROCEEDS

If the Annuitant dies, we will automatically continue any unpaid installments for the remainder of the certain period under Annuity Options 1, 3 or 5. If the Owner elects, we will pay a lump sum payment of the present value of the remaining payments in the certain period. The election to receive the lump sum payment must be made within 60 days of our receipt of due proof of death of the Annuitant or joint Annuitants.

We deduct a commutation charge if you request a lump sum payment with respect to: 1) any remaining periodic payments in the certain period under Annuity Options 1, 3 and 5 upon the death of an Annuitant during the Annuity Period; or
2) any remaining payments under Annuity Option 1. The charge is equal to the following:

For a fixed Annuity Option:

      1. the present value of any remaining guaranteed Fixed Annuity payments (as of the date of calculation), using a discount rate that is equal to the interest rate used in calculating the initial income payment; LESS

      2. the present value of any remaining guaranteed Fixed Annuity payments (as of the date of calculation), using a discount rate that is equal to the interest rate used in calculating the initial income payment plus 1%.

For a variable Annuity Option:

      1. the present value of any remaining guaranteed Variable Annuity payments (as of the date of calculation), using a discount rate that is equal to the assumed investment rate used in calculating the initial income payment; LESS

      2. the present value of any remaining guaranteed Variable Annuity payments (as of the date of calculation), using a discount rate that is equal to the assumed investment rate used in calculating the initial income payment plus 1%.

We will determine the present value of any remaining guaranteed Variable Annuity payments by applying the Annuity Unit value next determined after we receive the election to commute the remaining payments at our Service Center.

If Annuity Option 2 is elected, annuity payments terminate automatically and immediately upon the Annuitant's death without regard to the number or total amount of payments made. Thus, it is possible that only one payment will be received if death occurred prior to the date the second payment was due.

Under Annuity Option 4, Annuity payments terminate automatically and immediately upon the surviving Annuitant's death without regard to the number or total amount of payments received.

If an Owner, who is not also an Annuitant, dies after the Annuity Date, the following provisions apply:

      - If the Owner was the sole Owner, the remaining annuity payments will be payable to the Beneficiary in accordance with the provisions described above. The Beneficiary will become the Owner of the Contract.

      - If the Contract has joint Owners, the annuity payments will be payable to the surviving joint Owner in accordance with the provisions described above. Upon the death of the surviving joint Owner, the Beneficiary becomes the Owner.



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9. PROTECTION OF BENEFITS

Unless otherwise provided in the supplementary agreement, the Owner may not commute, anticipate, assign, alienate or otherwise hinder the receipt of any annuity payment. Further, the proceeds of the Contract and any payment under an Annuity Option will be exempt from the claim of creditors and from legal process to the extent permitted by law.


10. AGE, GENDER AND SURVIVAL

We may require satisfactory evidence of the age, gender and the continued survival of any person on whose life the income is based.

If the Annuitant's age or gender has been misstated, the amount payable under the Contract will be calculated as if those Purchase Payments sent to us had been made at the correct age or gender. Interest not to exceed the lesser of 3% or the maximum allowed by state law compounded each year will be charged to any overpayment or credited to any underpayment against future payments we may make under the Contract.

In 1983, the United States Supreme Court held in ARIZONA GOVERNING COMMITTEE V. NORRIS that optional annuity benefits provided under an employee's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women on the basis of sex. In addition, legislative, regulatory, or decisional authority of some states may prohibit use of sex-distinct mortality tables under certain circumstances. Unless probibited by state law and excluding employee plans affected by NORRIS, the Contracts offered by this Prospectus are based upon actuarial tables that distinguish between men and women and, thus, the Contract provides different benefits to men and women of the same age. Accordingly, employers and employee organizations should consider, in consultation with legal counsel, the impact of these authorities on any employment-related benefits program before purchasing the Contract.




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                         PAYMENTS TO CONTRACT OWNERS

Generally, we will make any death benefit, loan, withdrawal, surrender, or annuity payment to you or effect any transfer within seven days after the Valuation Date we receive your proper request at our Service Center. However, we may suspend or postpone payments of any amount where permitted under applicable federal or state laws, rules, or regulations.

We may suspend or defer payments or transfers involving any Subaccount:

      - during any period when the New York Stock Exchange is closed,

      - when trading is restricted or the SEC determines an emergency exists, or

      - as the SEC by order may permit.

We also may defer any payment or transfer from the Fixed Account for the period permitted by law. During the deferral period, we will continue to credit interest at the current applicable interest rates. This can never be more than six months after you send us the request.

Applicable laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block your ability to make certain transactions and thereby refuse to accept any Purchase Payment or requests for transfers, withdrawals, surrenders, loans, annuitization, or death benefits, until instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your Contract to government regulators.

If you have submitted a recent check or draft that has not cleared through the banking system, we have the right to defer payment of a transfer, death benefit, loan, withdrawal, surrender, or annuity payment until such check or draft has been honored.




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                             FEDERAL TAX MATTERS


A. INTRODUCTION

This discussion is not exhaustive and is not intended as tax advice. A qualified tax adviser should always be consulted with regard to the application of the law to individual circumstances. This discussion is based on the Code, Treasury Department regulations, and interpretations existing on the date of this Prospectus. These authorities, however, are subject to change by Congress, the Treasury Department, and the courts.

This discussion does not address state or local tax consequences, nor federal estate or gift tax consequences, associated with buying a Contract. IN ADDITION, WE MAKE NO GUARANTEE REGARDING ANY TAX TREATMENT--FEDERAL, STATE, OR LOCAL--OF ANY CONTRACT OR OF ANY TRANSACTION INVOLVING A CONTRACT.


B. OUR TAX STATUS

We are taxed as a life insurance company and the operations of the Separate Account are treated as a part of our total operations. The Separate Account is not separately taxed as a "regulated investment company." Investment income and capital gains of the Separate Account are not taxed to the extent they are applied under a contract. We do not anticipate that we will incur federal income tax liability attributable to the income and gains of the Separate Account, and therefore we do not intend to provide for these taxes. If we are taxed on investment income or capital gains of the Separate Account, then we may charge the Separate Account to pay these taxes.


C. TAXATION OF ANNUITIES IN GENERAL

1. TAX DEFERRAL DURING ACCUMULATION PERIOD

Under the Code, except as described below, increases in the Contract Value of a Non-Qualified Contract are generally not taxable to the Owner or Annuitant until received as annuity payments or otherwise distributed. However, certain requirements must be satisfied for this general rule to apply, including:

      - the Contract must be owned by an individual,

      - Separate Account investments must be "adequately diversified",

      - we, rather than you, must be considered the Owner of Separate Account assets for federal tax purposes, and

      - annuity payments must appropriately amortize Purchase Payments and Contract earnings.

NON-NATURAL OWNER.    As a general rule, deferred annuity contracts held by
"non-natural persons", such as corporations, trusts or similar entities, are not annuity contracts for federal income tax purposes. The investment income on these contracts is taxed each year as ordinary income received or accrued by the non-natural Owner. There are exceptions to this general rule for non-natural Owners. Contracts are generally treated as held by a natural person if the nominal Owner is a trust or other entity holding the contract as an agent for a natural person. However, this special exception does not apply to an employer who is the nominal Owner of a contract under a non-qualified deferred compensation plan for its employees.

Additional exceptions to this rule include:

      - certain Contracts acquired by a decedent's estate due to the death of the decedent;

      - certain Qualified Contracts;

      - certain Contracts used with structured settlement agreements; and

      - certain Contracts purchased with a single premium when the Annuity Date is no later than one year from Contract purchase and substantially equal periodic payments are made at least annually.



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DIVERSIFICATION REQUIREMENTS.    For a Contract to be treated as an annuity for
federal income tax purposes, separate account investments must be "adequately diversified". The Treasury Secretary issued regulations prescribing standards for adequately diversifying separate account investments. If the Separate Account failed to comply with these diversification standards, the contract would not be treated as an annuity contract for federal income tax purposes and the Owner would generally be taxed on the difference between the contract value and the Purchase Payments.

Although we do not control Fund investments, we expect that each Fund will comply with these regulations so that each Subaccount of the Separate Account will be considered "adequately diversified."

OWNERSHIP TREATMENT.    In some circumstances, owners of variable contracts who
retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the Contracts, we believe that the Owner of a Contract should generally not be treated as the owner of any assets in the Separate Account, see, however, the discussion below on Publicly Available Funds. We reserve the right to modify the Contracts to bring them into conformity with applicable standards should such modification be necessary to prevent Owners of the Contracts from being treated as the owners of the underlying Separate Account assets.

PUBLICLY-AVAILABLE FUNDS.    Several of the Funds offered through the Separate
Account are also available to the general public The IRS has ruled that investing in mutual funds shares that are "publicly-available," i.e., shares of mutual finds that can be purchased directly without purchasing a variable annuity or life insurance contract, is incompatible with the investment control restrictions described in the previous paragraph. The IRS has ruled that most types of qualified contracts are not subject to the restrictions against investing in publicly-available mutual funds. We therefore believe that Qualified Contracts (other than those issued in connection with non-government 457 plans) may invest in publicly-available funds and remain exempt from current taxation until amounts are distributed or deemed to be distributed from the Contract. HOWEVER, IF A NON-QUALIFIED CONTRACT INVESTS IN PUBLICLY-AVAILABLE FUNDS, IT WILL NOT BE TREATED AS AN ANNUITY CONTRACT FOR FEDERAL INCOME TAX PURPOSES. For this purpose, a Contract purchased in connection with a non-government sponsored 457 plan is treated as a Non-Qualified Contract.

Accordingly, the Publicly-Available Funds under the Separate Account are intended only for Qualified Contracts. While we have established controls to avoid having a Non-qualified Contract invest in the Publicly-Available Funds, the Owner of a Non-Qualified Contract is responsible for ensuring that such an investment does not occur.

REQUIRED DISTRIBUTIONS.    In order to be treated as an annuity contract for
federal income tax purposes, Section 72(s) of the Code requires any Non-Qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of the death of an Owner. Specifically, Section 72(s) requires that

      (a) if any Owner dies on or after the Annuity Date, but prior to the time the entire interest in the Contract has been distributed, the entire interest in the Contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such Owner's death; and

      (b) if any Owner dies prior to the Annuity Date, the entire interest in the Contract will be distributed within five years after the date of such Owner's death.

These requirements will be considered satisfied as to any portion of an Owner's interest which is payable to or for the benefit of a designated Beneficiary and which is distributed over the life of such designated Beneficiary or over a period not extending beyond the life expectancy of that Beneficiary, provided that such distributions begin within one year of the Owner's death. The designated Beneficiary refers to a natural person designated by the Owner as a Beneficiary and to whom ownership of the Contract passes by reason of death. However, if the designated Beneficiary is the surviving spouse of the deceased Owner, the Contract may be continued with the surviving spouse as the new Owner.



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The Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

Other rules may apply to Qualified Contracts.


DEFINITION OF SPOUSE UNDER FEDERAL LAW.    The right of a spouse to continue
the Contract and all Contract provisions relating to spousal continuation are available only to a person who meets the definition of "spouse" under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Domestic partnerships and civil unions that are not recognized as legal marriages under state law, however, will not be treated as marriages under federal law. Consult a tax adviser for more information on this subject.


TRANSFERS, ASSIGNMENTS, OR EXCHANGES OF A CONTRACT.    A transfer or assignment
of ownership of a Contract, the designation of an Annuitant, the selection of certain Annuity Dates, or the exchange of a Contract may result in certain tax consequences to you that are not discussed herein. An Owner contemplating any such transfer, assignment, or exchange, should consult a tax advisor as to the tax consequences.

DELAYED ANNUITY DATES.    If the Annuity Date occurs (or is scheduled to occur)
when the Annuitant has reached an advanced age, the Contract might not be treated as an annuity for federal income tax purposes. In that event, the income and gains under the Contract would be currently includible in your income.

The following discussion assumes that the Contract is treated as an annuity contract for tax purposes and that we are treated as the Owner of Separate Account assets.


2. TAXATION OF PARTIAL AND FULL WITHDRAWALS

Partial withdrawals from a Non-Qualified Contract are includible in income to the extent the Contract Value exceeds the "investment in the contract". This amount is referred to as the "income on the contract". Full withdrawals are also includible in income to the extent they exceed the "investment in the contract." Investment in the contract equals the total of Purchase Payments minus any amounts previously received from the Contract that were not includible in your income. All amounts includible in income with respect to the Contract are taxed as ordinary income.

Any assignment or pledge (or agreement to assign or pledge) of Contract Value is treated as a withdrawal. Investment in the contract is increased by the amount includible in income with respect to such assignment or pledge. If you transfer a contract interest, without adequate consideration, to someone other than your spouse (or to a former spouse incident to divorce), you will be taxed on the income on the contract. In this case, the transferee's investment in the contract is increased to reflect the increase in your income.


If your Contract contains a GLWB Rider, the application of certain tax rules, particularly those rules relating to distributions from your Contract, are not entirely clear. Please consult a tax advisor before taking distributions from your Contract.


There may be special income tax issues present in situations where the Owner and the Annuitant are not the same person and are not married to one another. A tax adviser should be consulted in those situations.

Other rules may apply to Qualified Contracts.


3. TAXATION OF ANNUITY PAYMENTS

Normally, the portion of each annuity payment taxable as ordinary income equals the payment minus the exclusion amount. The exclusion amount for Variable Annuity payments is the "investment in the contract" allocated to the variable Annuity Option and adjusted for any period certain or refund feature, divided by the number of payments expected to be made. The exclusion amount for Fixed Annuity payments is the


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payment times the ratio of the investment in the contract allocated to the fixed Annuity Option and adjusted for any period certain or refund feature, to the expected value of the Fixed Annuity payments.

Once the total amount of the investment in the contract has been recovered, annuity payments will be fully taxable. If annuity payments stop because the Annuitant dies before the total amount of the investment in the contract is recovered, the unrecovered amount generally is allowed as a deduction to the Annuitant in the last taxable year.


4. TAXATION OF DEATH BENEFITS

Amounts may be distributed upon your or the Annuitant's death. Death benefits are includible in income and:

      - if distributed in a lump sum are taxed like a full withdrawal, or

      - if distributed under an Annuity Option are taxed like annuity payments.


5. PENALTY TAX ON PREMATURE DISTRIBUTIONS

A 10% penalty tax applies to a taxable payment from a Non-Qualified Contract unless:

      - received on or after you reach age 59 1/2

      - received due to your disability;

      - made to a Beneficiary after your death or, for non-natural Owners, after the primary Annuitant's death;

      - made as a series of substantially equal periodic payments (at least annually) for your life (or life expectancy) or for the joint lives (or joint life expectancies) of you and a designated Beneficiary (within the meaning of the tax law);

      - made under a Contract purchased with a single premium when the Annuity Date is no later than one year from Contract purchase and substantially equal periodic payments are made at least annually;

      - made with annuities used with certain structured settlement agreements.

Other exceptions may apply.


6. AGGREGATION OF CONTRACTS

The taxable amount of an annuity payment or withdrawal from a Non-Qualified Contract may be determined by combining some or all of the Non-Qualified Contracts you own. For example, if you purchase a Contract and also purchase an immediate annuity at approximately the same time, the IRS may treat the two contracts as one contract. Similarly, if a person transfers part of his interest in one annuity contract to purchase another annuity contract, the IRS might treat the two contracts as one contract. In addition, if you purchase two or more Non-Qualified deferred annuity contracts from the same company (or its affiliates) during any calendar year, these contracts are treated as one contract. The effects of this aggregation are not always clear. However, it could affect the taxable amount of an annuity payment or withdrawal and the amount which might be subject to the 10% penalty tax.


7. EXCHANGE OF ANNUITY CONTRACTS

We may issue the Contract in exchange for all or part of another annuity contract that you own. Such an exchange will be tax free if certain requirements are satisfied. If the exchange is tax free, your investment in the contract immediately after the exchange will generally be the same as that of the annuity contract exchanged, increased by any additional Purchase Payment made as part of the exchange. Your Contract Value immediately after the exchange may exceed your investment in the contract. That excess may be includible in income should amounts subsequently be withdrawn or distributed from the Contract (e.g., as a partial surrender, full surrender, annuity income payment, or death benefit). If you exchange part of an existing annuity contract for the Contract, the IRS might treat the two contracts as one annuity contract in


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certain circumstances. (See "AGGREGATION OF CONTRACTS") You should consult your tax adviser in connection with an exchange of all or part of an annuity contract for the Contract.


8. PARTIAL ANNUITIZATION

Under a new tax provision enacted in 2010, if part of an annuity contract's value is applied to an annuity option that provides payments for one or more lives or for a period of at least ten years, those payments may be taxed as annuity payments instead of withdrawals. None of the payment options under the Contract is intended to qualify for this "partial annuitization" treatment and, if you apply only part of the value of the Contract to a payment option, we will treat those payments as withdrawals for tax purposes.


D. QUALIFIED PLANS

Currently, the Contracts are also available for use in connection with retirement plans which receive favorable treatment under Sections 401, 403, 408, 408A or 457 of the Code. Contracts offered for use in connection with retirement plans that receive favorable treatment under Sections 401, 403, 408, 408A or 457 of the Code ("Qualified Plans") are referred to as "Qualified Contracts." Numerous special tax rules apply to the participants in Qualified Plans and to Qualified Contracts. We make no attempt in this Prospectus to provide more than general information about use of the Contract with the various types of Qualified Plans. PERSONS INTENDING TO USE THE CONTRACT IN CONNECTION WITH QUALIFIED PLANS SHOULD CONSULT A TAX ADVISER.

Under the Code, qualified plans generally enjoy tax-deferred accumulation amounts invested in the plan. Therefore, in considering whether or not to purchase a Contract in a qualified plan, you should consider the Contract's features other than tax deferral, including the availability of lifetime annuity payments and death benefit protection.

The tax rules applicable to Qualified Plans vary according to the type of plan and the terms and conditions of the plan. For example, for both withdrawals and annuity payments under certain Qualified Contracts, there may be no "investment in the contract" and the total amount received may be taxable. Also, loans from Qualified Contracts, where allowed, are subject to a variety of limitations, including restrictions as to the amount that may be borrowed, the duration of the loan, the number of allowable loans and the manner in which the loan must be repaid. (You should always consult your tax adviser and retirement plan fiduciary prior to exercising loan privileges.) Both the amount of the contribution that may be made, and the tax deduction or exclusion that you may claim for such contribution, are limited under Qualified Plans. If the Contract is used with a Qualified Plan, you and the Annuitant must be the same individual. If a joint Annuitant is named, all distributions made while the Annuitant is alive must be made to the Annuitant. Also, if a joint Annuitant is named who is not the Annuitant's spouse, the Annuity Options which are available may be limited, depending on the difference in their ages. Furthermore, the length of any guarantee period may be limited in some circumstances to satisfy certain minimum distribution requirements under the Code.

Qualified Contracts are subject to special rules specifying the time at which distributions must begin and the amount that must be distributed each year. In the case of Individual Retirement Annuities, distributions of minimum amounts must generally begin by April 1 of the calendar year following the calendar year in which the Owner attains age 70 1/2. The required beginning date for 401, 403 and 457 plans is the April 1 of the calendar year following the later of the year in which the Owner attains age 70 1/2 or retires. There are no required minimum distributions during the Owner's lifetime under Roth IRAs. An excise tax is imposed for the failure to comply with the minimum distribution requirements. This excise tax generally equals 50% of the amount by which a minimum required distribution exceeds the actual distribution. The death benefit or other optional benefits under your Contract may affect the amount of the minimum required distribution that must be taken from your Contract.



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A 10% penalty tax may apply to the taxable amount of payments from Qualified
Contracts. For Individual Retirement Annuities, the penalty tax does not apply, for example, to a payment:

      - received after you reach age 59 1/2;

      - received after your death or because of your disability; or

      - made as a series of substantially equal periodic payments (at least annually) for your life (or life expectancy) or for the joint lives (or joint life expectancies) of you and your designated Beneficiary.

In addition, the penalty tax does not apply to certain distributions used for qualified first time home purchases or for higher education expenses, or qualified military reservist distributions. Special conditions must be met to qualify for these exceptions. If you wish to take a distribution for these purposes you should consult your tax adviser. Other exceptions may also be available.

Qualified Contracts are amended to conform to tax qualification requirements. However, you are cautioned that the rights of any person to any benefits under Qualified Plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract. In addition, we are not bound by terms and conditions of Qualified Plans if they are inconsistent with the Contract.


1. QUALIFIED PLAN TYPES

INDIVIDUAL RETIREMENT ANNUITIES.    The Code permits eligible individuals to
contribute to an individual retirement annuity known as an "IRA." IRAs limit the amounts contributed, the persons eligible and the time when distributions start. Also, subject to direct rollover and mandatory withholding requirements, distributions from other types of qualified plans generally may be "rolled over" on a tax-deferred basis into an IRA. The Contract may not fund a "Coverdell Education Savings Account" (formerly known as an "Education IRA").

Distributions that are rolled over to an IRA within 60 days are not immediately taxable, however only one such rollover is permitted each year. Beginning in 2015, an individual can make only one rollover from an IRA to another (or the same) IRA in any 12-month period, regardless of the number of IRAs that are owned. The limit will apply by aggregating all of an individual's IRAs, including SEP and SIMPLE IRAs as well as traditional and Roth IRAs, effectively treating them as one IRA for purposes of the limit. This limit does not apply to direct trustee-to-trustee transfers or conversions to Roth IRAs.

SIMPLIFIED EMPLOYEE PENSIONS (SEP IRAS).    The Code allows employers to
establish simplified employee pension plans, using the employees' IRAs. Under these plans the employer may make limited deductible contributions on behalf of the employees to IRAs. Employers and employees intending to use the Contract in connection with these plans should consult a tax adviser.

SIMPLE IRAS.    The Code permits certain small employers to establish "SIMPLE retirement accounts," including SIMPLE IRAs, for their employees. Under SIMPLE IRAs, certain deductible contributions are made by both employees and employers. SIMPLE IRAs are subject to various requirements, including limits on the amounts that may be contributed, the persons who may be eligible, and the time when distributions may commence. Employers and employees intending to use the Contract in connection with these plans should consult a tax adviser.

ROTH IRAS.    The Code permits contributions to an IRA known as a "Roth IRA."
Roth IRAs differ from other IRAs in certain respects, including:

      - Roth IRA contributions are never deductible;

      - "qualified distributions" from a Roth IRA are excludable from income;

      - mandatory distribution rules do not apply before death;

      - a rollover to a Roth IRA must be a "qualified rollover contribution," under the Code;



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      - special eligibility requirements apply; and

      - contributions to a Roth IRA can be made after the Owner has reached age 70 1/2.

All or part of an IRA may be converted into a Roth IRA without taking an actual distribution. You may convert by notifying the IRA issuer or trustee. A conversion typically results in the inclusion of some or all of the IRA value in gross income, except that the 10% penalty tax does not apply on the conversion.

Any "qualified distribution", as defined in Code Section 408A, from a Roth IRA is excludible from gross income. A qualified distribution includes a distribution made after you reach age 59 1/2, after your death, because of your disability, or made to a first-time homebuyer. A qualified distribution can only be made after the first five tax years after the year for which you (or your spouse) made a contribution to any Roth IRA established for your benefit.

CORPORATE AND SELF-EMPLOYED ("H.R. 10" AND "KEOGH") PENSION AND PROFIT-SHARING
PLANS.    The Code permits corporate employers to establish types of tax-favored retirement plans for employees. The Self-Employed Individuals Tax Retirement Act of 1962, as amended, commonly referred to as "H.R. 10" or "Keogh" permits self-employed individuals also to establish such tax-favored retirement plans for themselves and their employees. Such retirement plans may permit the purchase of the Contracts in order to provide benefits under the plans. The Contract provides a death benefit that in certain circumstances may exceed the greater of the Purchase Payments and the Contract Value. It is possible that such a death benefit could be characterized as an incidental death benefit. There are limitations on the amount of incidental benefits that may be provided under pension and profit sharing plans. In addition, the provision of such benefits may result in current taxable income to participants. Employers intending to use the Contract in connection with such plans should seek competent advice.

TAX-SHELTERED ANNUITIES.    Code Section 403(b) permits public school employees
and employees of certain types of charitable, educational and scientific organizations to have their employers purchase annuity contracts for them and, subject to certain limitations, to exclude the amount of Purchase Payments from taxable gross income. These annuity contracts are commonly referred to as "tax-sheltered annuities". If you purchase a Contract for such purposes, you should seek competent advice as to eligibility, limitations on permissible amounts of Purchase Payments and other tax consequences associated with the Contracts. In particular, you should consider that the Contract provides optional death benefits that in certain circumstances may exceed the greater of the Purchase Payments and the Contract Value (see "DEATH BENEFITS"). It is possible that such death benefits could be characterized as incidental death benefits. If the death benefit were so characterized, this could result in currently taxable income to you. In addition, there are limitations on the amount of incidental benefits that may be provided under a tax-sheltered annuity.

Tax-sheltered annuity contracts must contain restrictions on withdrawals of:

      - contributions made pursuant to a salary reduction agreement in years beginning after December 31, 1988;

      - earnings on those contributions; and

      - earnings after December 31, 1988 on amounts attributable to salary reduction contributions held as of December 31, 1988.

These amounts can be paid only if you have reached age 59 1/2, severed employment, died, or becomes disabled (within the meaning of the tax law), or in the case of hardship (within the meaning of the tax law). Amounts permitted to be distributed in the event of hardship are limited to actual contributions; earnings thereon cannot be distributed on account of hardship. Amounts subject to the withdrawal restrictions applicable to Section 403(b)(7) custodial accounts may be subject to more stringent restrictions. (These limitations on withdrawals generally do not apply to the extent you direct us to transfer some or all of the Contract Value to the issuer of another tax-sheltered annuity or into a Section 403(b)(7) custodial account.)



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For Contracts issued after December 31, 2008, amounts attributable to contributions other than salary reduction contributions generally may not be distributed before severance of employment or occurrence of an event specified in the employer's Section 403(b) plan.

Pursuant to new tax regulations, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that withdrawals, transfers or surrenders you request from a 403(b) Contract comply with applicable tax requirements and to decline requests that are not.

DEFERRED COMPENSATION PLANS OF STATE AND LOCAL GOVERNMENTS AND TAX-EXEMPT
ORGANIZATIONS.    The Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. Generally, a Contract purchased by a state or local government or a tax-exempt organization will not be treated as an annuity contract for federal income tax purposes. Those who intend to use the Contracts in connection with such plans should seek competent advice.


2. DIRECT ROLLOVERS

If the Contract is used with a retirement plan that is qualified under Sections 401(a), 403(a), or 403(b) of the Code or with an eligible government deferred compensation plan that is qualified under Section 457(b), any "eligible rollover distribution" from the Contract will be subject to "direct rollover" and mandatory withholding requirements. An eligible rollover distribution generally is any distribution from such a qualified retirement plan, excluding certain amounts such as:

      - minimum distributions required under Section 401(a)(9) of the Code;

      - certain distributions for life, life expectancy, or for 10 years or more which are part of a "series of substantially equal periodic payments;" and

      - hardship distributions.

Under these requirements, federal income tax equal to 20% of the taxable portion of the eligible rollover distribution will be withheld from the amount of the distribution. Unlike withholding on certain other amounts distributed from the Contract, discussed below, you cannot elect out of withholding with respect to an eligible rollover distribution. However, this 20% withholding will not apply if, instead of receiving the eligible rollover distribution, you (or your beneficiary) elect to have it directly transferred to certain types of qualified retirement plans. Prior to receiving an eligible rollover distribution, a notice will be provided explaining generally the direct rollover and mandatory withholding requirements and how to avoid the 20% withholding by electing a direct rollover.


E. FEDERAL INCOME TAX WITHHOLDING

We withhold and send to the U.S. Government a part of the taxable portion of each distribution unless you notify us before distribution of an available election not to have any amounts withheld. In certain circumstances, we may be required to withhold tax. The withholding rates for the taxable portion of periodic annuity payments are the same as the withholding rates for wage payments. In addition, the withholding rate for the taxable portion of non-periodic payments (including withdrawals prior to the maturity date and conversions of, or rollovers from, non-Roth IRAs to Roth IRAs) is 10%. The withholding rate for eligible rollover distributions is 20%.


F. OTHER TAX ISSUES

1. FEDERAL ESTATE, GIFT AND GENERATION-SKIPPING TRANSFER TAXES

While no attempt is being made to discuss the federal estate tax implications of the Contract in detail, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the


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terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

Under certain circumstances, the Code may impose a "generation skipping transfer tax" ("GST") when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.


For 2016, the federal estate tax, gift tax and GST tax exemptions and maximum rates are $5,450,000 and 40%, respectively. The potential application of these taxes underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and that of your beneficiaries under all possible scenarios.



2. MEDICARE TAX.


Distributions from non-qualified annuity contracts will be considered "investment income" for purposes of the newly enacted Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g. earnings) to individuals whose income exceeds certain threshold amounts. Please consult a tax advisor for more information.



3. ANNUITY PURCHASES BY RESIDENTS OF PUERTO RICO

The Internal Revenue Service has ruled that income received by residents of Puerto Rico under life insurance or annuity contracts issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States federal income tax.


4. ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to an annuity contract purchase.


5. FOREIGN TAX CREDITS

We may benefit from any foreign tax credits attributable to taxes paid by certain Funds to foreign jurisdictions to the extent permitted under federal tax law.


6. POSSIBLE TAX LAW CHANGES

Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Contract. We have the right to modify the contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract Owners currently receive. We make no guarantee regarding the tax status of any contact and do not intend the above discussion as tax advice.


G. SPECIAL TAX CONSIDERATIONS FOR OPTIONAL BENEFITS

At present, the IRS has not provided guidance as to the tax treatment of charges for optional benefits to an annuity contract. The IRS might take the position that each charge associated with these optional benefits is deemed a withdrawal from the Contract subject to current income tax to the extent of any gains and, if applicable, the 10% penalty tax for premature withdrawals.



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We do not currently report charges for optional benefits as partial withdrawals, but we may do so in the future if we believe that the IRS would require us to report them as such. You should consult a tax adviser before electing any optional benefit riders.

Amounts received in a partial withdrawal are taxable to the extent that the Contract Value exceeds the investment in the Contract. There is some uncertainty regarding the effect that certain optional benefits, e.g., the GLWB Rider, might have on the amount that is treated as the Contract Value for this purpose. As a result, the taxable portion of amounts received in a partial withdrawal could be greater or less depending on how such optional benefits are treated for this purpose.

The death benefit under a Qualified Contract, or any optional death benefit or other optional benefit rider, may increase the amount of any required minimum distributions. Failure to comply with minimum distribution requirements will result in the imposition of an excise tax, generally 50% of the amount by which the amount required to be distributed exceeds the actual distribution.

If you are purchased the GLWB Rider in connection with a Qualified Contract, in certain circumstances your ability to access the withdrawal benefit may be limited by the terms of your plan and/or by applicable law.




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                          DISTRIBUTION OF CONTRACTS

The Contracts are distributed through the principal underwriter for the Separate Account:



              GLOBAL ATLANTIC DISTRIBUTORS LLC ("DISTRIBUTOR")
                      (FORMERLY EPOCH SECURITIES, INC.)
              82 HOPMEADOW ROAD, SUITE 200, SIMSBURY, CT 06089


The Distributor is a wholly-owned subsidiary of to Global Atlantic (Fin) Company. We reimburse the Distributor for sales of the Contracts by selling firms. We also pay amounts to Distributor that may be used for its operating and other expenses, including: advertising expenses and other expenses of distributing the Contracts. Distributor's management team also may be eligible for non-cash compensation items that we may provide jointly with Distributor. Non-cash items include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items.

SELLING FIRMS.    We and Distributor have entered into selling agreements with selling firms for the sale of the Contracts. All selling firms receive commissions and some form of non-cash compensation. Selected selling firms may receive additional compensation, including marketing allowances, persistency payments, preferred status fees and industry conference fees. These commissions and other incentives or payments, if any, are not charged directly to Contract Owners or the Separate Account. We intend to recoup commissions and other sales expenses through fees and charges deducted under the Contract or from our General Account. A portion of the payments made to selling firms may be passed on to their sales representatives in accordance with their internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits.

COMPENSATION PAID TO ALL SELLING FIRMS.    We and Distributor pay compensation
to all selling firms in the form of commissions and certain types of non-cash compensation. The maximum commission payable for contract sales by selling firms is 6.0% of Purchase Payments. Some selling firms may elect to receive a lower commission when a Purchase Payment is made, along with annual trail commissions up to 1.00% of Account Value (less Purchase Payments received within the previous 12 months) for so long as the Contract remains in effect or as agreed in the selling agreement. Distributor may also provide non-cash compensation items that we may provide jointly with Distributor. Non-cash items include expenses for conference or seminar trips and certain gifts.

ADDITIONAL COMPENSATION FOR SELECTED SELLING FIRMS.    We and Distributor may
pay additional compensation to selected selling firms, including marketing allowances, persistency payments at annual rates up to 0.20% of aggregated assets under management, preferred status fees and industry conference fees. Marketing allowances are periodic payments to certain selling firms based on cumulative sales of our variable insurance contracts (including the Contracts). Persistency payments are periodic payments based on account values of our variable insurance contracts (including Account Values of the Contracts) or other persistency standards. Preferred status fees are paid to obtain preferred treatment of the Contracts in selling firms' marketing programs, which may include marketing services and increased access to their sales representatives. Industry conference fees are amounts paid to cover in part the costs associated with sales conferences and educational seminars for selling firms' sales representatives.

The additional types of compensation discussed above are not offered to all selling firms. The terms of any particular agreement governing compensation may vary among selling firms and the amounts may be significant. The prospect of receiving, or the receipt of, additional compensation as described above may provide selling firms and/or their sales representatives with an incentive to favor sales of the Contracts over other variable annuity contracts (or other investments) with respect to which a selling firm does not receive additional compensation, or lower levels of additional compensation. You may wish to take such payment arrangements into account when considering and evaluating any recommendation relating to the contracts. For more information about any such arrangements, ask your sales representative for further information about what your sales representative and the selling firm for which he or she works may receive in connection with your purchase of a contract.



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                                VOTING RIGHTS

Proxy materials in connection with any Fund shareholder meeting are delivered or made available to each Owner with Subaccount interests invested in the Fund as of the record date. Proxy materials include a voting instruction form. It is important that each Owner provide voting instructions to us because we vote all Fund shares proportionately in accordance with instructions received from Owners. This means that we will vote shares for which no timely instructions are received in the same proportion as those shares for which we do receive voting instructions. As a result, a small number of Owners may control the outcome of a vote. We will also vote any Fund shares attributed to amounts we have accumulated in the Subaccounts in the same proportion that Owners vote. A Fund is not required to hold annual shareholders' meetings. Funds hold special meetings as required or deemed desirable for such purposes as electing trustees, changing fundamental policies or approving an investment advisory agreement.

Owners have voting rights in a Fund based upon the Owner's proportionate interest in the corresponding Subaccount as measured by units. Owners have voting rights before surrender, or the death of an Owner. Thereafter, the payee entitled to receive Variable Annuity payments has voting rights. During the Annuity Period, voting rights decrease as Annuity Units decrease.


                  REPORTS TO CONTRACT OWNERS AND INQUIRIES

Each calendar quarter we send you a statement showing amounts credited to each Subaccount and to the Fixed Account. It also shows the interest rate(s) that we are crediting upon amounts held in the Fixed Account. In addition, if you transfer amounts among the Investment Options or make additional Purchase Payments, you receive written confirmation of these transactions. We will also send a current statement upon your request. We also send you annual and semi-annual reports for the Funds that underlie the Subaccounts in which you invest and a list of the securities held by that Fund. Read all reports carefully. If you find any errors, please contact us promptly to correct them.

You will have access to Contract information through the Interactive Voice Response System (IVR) at 1-800-457-8803. You will also be able to access your account information from our website at HTTPS://CWANNUITY.SE2.COM.

You may direct inquiries to the selling agent or may call or write to us at our Service Center.




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                            DOLLAR COST AVERAGING

Under our Dollar Cost Averaging ("DCA") program, a predesignated portion of any Subaccount is automatically transferred on a monthly, quarterly, semi-annual or annual basis for a specified duration to other Subaccounts or from the Fixed Account to a Subaccount or Subaccounts. If you elect this program, you cannot elect Automatic Asset Rebalancing. There is no charge associated with our DCA program.

The theory of a DCA program is that by investing at regular and level increments over time, you will be able to purchase more Accumulation Units when the Accumulation Unit value is relatively low and less Accumulation units when the Accumulation Unit value is relatively high. DCA generally helps reduce the risk of purchasing Accumulation Units when market prices are high and selling when market prices are low. However, participation in the DCA program does not assure you of greater profit from your purchases under the program, nor will it prevent or necessarily reduce losses in a declining market. Moreover, while we refer to this program of periodic transfers generally as Dollar Cost Averaging, periodic transfers from a Subaccount (other than a Subaccount which maintains a stable net asset value), are less likely to produce the desired effect of the DCA program and may have the effect of reducing the average price of the Subaccount shares being redeemed. If you choose to participate in this program you should have the financial ability to continue making transfers through periods of fluctuating markets.

The Owner may select any day of the month except for the 29th, 30th or 31st for the DCA transfers to occur. The Dollar Cost Averaging program is available only during the Accumulation Period. You may enroll any time by completing our Dollar Cost Averaging form. We must receive the enrollment form at least five business days before the transfer date.

The minimum transfer amount is $100 per Subaccount. At the time Dollar Cost Averaging is elected, the total Contract Value in the Subaccount from which transfers will be made must be at least equal to the amount designated to be transferred on each transfer date times the duration selected.

Dollar Cost Averaging ends if:

      - the number of designated monthly transfers has been completed,

      - Contract Value in the transferring account is insufficient to complete the next transfer; the remaining amount is transferred,

      - we receive your written termination at our Service Center at least five business days before the next transfer date, or

      - the Contract is surrendered or annuitized.

If the Fixed Account balance is at least $10,000, you may elect automatic monthly or calendar quarter transfers of interest accrued in the Fixed Account to one or more of the Subaccounts. Transfers are made within five business days of the end of the month or calendar quarter, as applicable. We must receive the enrollment form at least ten days before the end of the month or calendar quarter, as applicable.




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                         AUTOMATIC ASSET REBALANCING

We currently offer Automatic Asset Rebalancing on a monthly, quarterly, semi-annual, or annual basis. If you elect this program, you cannot elect Dollar Cost Averaging. There is currently no charge for this service.

Under Automatic Asset Rebalancing, we will allocate your Purchase Payments and rebalance your Separate Account Contract Value monthly, quarterly, semi-annually, or annually to maintain the particular percentage allocation among the Subaccounts that you select based on your investment goals and risk tolerance. Rebalancing of your Separate Account Contract Value will occur on the initial rebalancing date you select and then each rebalancing date thereafter. The initial date you select cannot be earlier than 30 days from the Date of Issue. If based on your selected date, rebalancing would occur on a date that is not a Valuation Date, the rebalancing will occur on the Valuation Date following your selected date. You may change the frequency of Automatic Asset Rebalancing at any time.

We perform this periodic rebalancing to take account of:

     - increases and decreases in Separate Account Contract Value in each Subaccount due to Subaccount performance, and

     - increases and decreases in Separate Account Contract Value in each Subaccount due to withdrawals, transfers, and Purchase Payments.

You may elect Automatic Asset Rebalancing at any time on or after the Date of Issue by submitting a written request to our Service Center. If you elect Automatic Asset Rebalancing, you must include all Separate Account Contract Value in the program. We allocate all Purchase Payments paid under an automatic investment feature and, unless you instruct us otherwise, all other Purchase Payments in accordance with the particular percentage allocation among the Subaccounts that you have selected. The percentages that you select under Automatic Asset Rebalancing will override any prior percentage allocations that you have chosen and we will allocate all future Purchase Payments. You may change your allocations at any time. Once elected, you may instruct us, in a form satisfactory to us, at any time to terminate the program. We reserve the right to make changes to this program at any time.


                         SYSTEMATIC WITHDRAWAL PLAN

We offer a Systematic Withdrawal Plan ("SWP") allowing you to preauthorize periodic withdrawals during the Accumulation Period. You instruct us to withdraw selected amounts from the Fixed Account or from any of the Subaccounts on a monthly, quarterly, semi-annual or annual basis. The SWP is available when you request a minimum $100 periodic payment. If the amounts distributed under the SWP exceed the Free Withdrawal Amount, we may assess the withdrawal charge on those amounts. WITHDRAWALS TAKEN UNDER THE SWP MAY BE SUBJECT TO THE 10% TAX PENALTY ON EARLY WITHDRAWALS AND TO INCOME TAXES AND WITHHOLDING. If you are interested in SWP, you may obtain an application and information concerning this program and its restrictions from us or your agent. We give thirty days' notice if we amend the SWP. The SWP may be terminated at any time by you or us. There is no charge associated with the SWP.




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                           SPECIAL CONSIDERATIONS

We reserve the right to amend the Contract to meet the requirements of federal or state laws or regulations. We will notify you in writing of these amendments.

Your rights under a Contract may be assigned as provided by law. An assignment will not be binding upon us until we receive a written copy of the assignment at our Service Center. Any claim is subject to proof of interest of the assignee. You are solely responsible for the validity or effect of any assignment. You, therefore, should consult a qualified tax adviser regarding the tax consequences, as an assignment may be a taxable event.

Only our President, Vice President, Secretary, or Assistant Secretaries may change the Contract. No one else has authority to modify or waive any provision of the Contract. Any change must be in writing. At any time, we may make such changes to the Contract, without your consent, as required to make it conform with any law, regulation, or ruling issued by a government agency. We will notify you of such changes and when required will obtain approval from the appropriate regulatory authority and you.


                              LEGAL PROCEEDINGS

There are no legal proceedings to which we, the Separate Account or the Principal Underwriter is a party, or to which the assets of the Separate Account are subject, that are likely to have a material adverse effect on:

      - the Separate Account; or

      - the ability of the principal underwriter to perform its contract with the Separate Account; or

      - on our ability to meet our obligations under the variable annuity contracts funded through the Separate Account.


                            FINANCIAL STATEMENTS

Financial Statements for the Company and for the Separate Account are included in the Statement of Additional Information.




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                                 APPENDIX A

                  MORE INFORMATION ABOUT THE FIXED ACCOUNT

Amounts allocated or transferred to the Fixed Account are part of our General Account, supporting insurance and annuity obligations. Interests in the Fixed Account are not registered under the Securities Act of 1933 ("1933 Act"), and the Fixed Account is not registered as an investment company under the 1940 Act. Accordingly, neither the Fixed Account nor any interests therein generally are subject to the provisions of the 1933 or 1940 Acts. We have been advised that the staff of the SEC has not reviewed the disclosures in this Prospectus relating to the Fixed Account. Disclosures regarding the Fixed Account, however, are subject to the general provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. This Prospectus describes only the aspects of the Contract involving the Separate Account unless we refer to fixed accumulation and annuity elements.

The Fixed Account is part of the Company's General Account which is made up of all of the general assets of the Company other than those allocated to separate accounts. Allocations to the Fixed Account become part of the assets of the Company and are used to support insurance and annuity obligations. The General Account is not segregated or insulated from the claims of the insurance company's creditors. Any amounts allocated to the Fixed Account or amounts that we guarantee in excess of your Contract Value are subject to our financial strength and claim's paying ability, and are subject to the risk that the insurance company may not be able to cover, or may default on, its obligations under those guarantees.

The Fixed Account Contract Value includes:

     1.   your Purchase Payments allocated to the Fixed Account;

     2. amounts transferred from a Subaccount to the Fixed Account at your request; and

     3.   the interest credited to amounts so allocated or transferred.

We reduce the Fixed Account Contract Value when you make transfers and withdrawals from the Fixed Account, as well as when we assess Contract fees and charges against the Fixed Account.

For Contracts issued on or before December 31, 2012, the guaranteed minimum interest for amounts allocated to the Fixed Account is 2% each year for the first 10 contract years and 3% thereafter. For these Contracts, we reserve the right to not allow you to allocate Purchase Payments or transfer Contract Value to the Fixed Account if the Fixed Account interest rate applicable to such amounts would be less than or equal to 3%. For Contracts issued after December 31, 2012, the Fixed Account guaranteed minimum interest rate is at least 1% for the first 10 contract years and 1% thereafter.

We guarantee that Purchase Payments allocated and Contract Value transferred to the Fixed Account earn, on a daily basis, a minimum fixed interest rate not less than the minimum interest rate allowed by state law. At our discretion, we may credit interest in excess of the minimum guaranteed rate. With respect to each Purchase Payment allocation or Contract Value transfer to the Fixed Account, we reserve the right to change the rate of excess interest credited, although we will not declare or change any excess interest rate more frequently than once every twelve months. We also reserve the right to declare different rates of excess interest depending on when amounts are allocated or transferred to the Fixed Account and whether the source of the amount is Purchase Payments allocated or Contract Value transferred. This means that amounts at any designated time may be credited with a different rate of excess interest than the rate previously credited to such amounts and to amounts allocated or transferred at any other designated time, and that these rates of excess interest may differ based on the source of the amount. You bear the risk that no excess interest will be credited.

We will declare a current Fixed Account interest rate for each Purchase Payment allocated and for each transfer of Contract Value to the Fixed Account. The amount allocated or transferred will be credited that rate through the end of the calendar month in which the Purchase Payment or transfer request is received and for twelve additional calendar months thereafter. At the beginning of each subsequent guarantee period of twelve calendar months, we will declare the Fixed Account interest rate applicable for that period. We reserve the right to declare the current Fixed Account interest rate based upon: the Date of Issue; the date we receive a Purchase Payment, the date of any transfer of Contract Value to the Fixed Account, and whether the source is a Purchase Payment allocated or Contract Value transferred.

While there is a loan, we will credit the portion of the Fixed Account Contract Value securing the Debt with interest at the daily equivalent of the annual loan interest rate charged reduced by 2.5%, instead of the current interest rate credited to the Fixed Account. However, this rate will never be lower than the minimum guaranteed Fixed Account interest rate.

If you elected the GLWB Rider prior to its discontinuance on June 1, 2009, you may not allocate Purchase Payments or transfer Contract Value to the Fixed Account. (See APPENDIX D--GUARANTEED LIFETIME WITHDRAWAL BENEFIT ("GLWB") RIDER.

TRANSFERS TO OR FROM THE FIXED ACCOUNT. In addition to the provisions under B. THE ACCUMULATION PERIOD--4. TRANSFERS DURING THE ACCUMULATION PERIOD in the prospectus, the following apply to transfers from the Fixed Account during the Accumulation Period:

      - The Contract provides that transfers out of the Fixed Account in any Contract Year may not exceed 25% of the value of the Fixed Account as of the prior Contract Anniversary or, in the case of transfers in the first Contract Year, the Date of Issue. The Company is currently waiving this requirement, but reserves the right to enforce the provision in the future. We reserves the right to apply the restriction to transfers made under a systematic investment program approved by the Company.

      - The Contract provides that a transfer out of the Fixed Account is limited to an amount that equals the Fixed Account Contract Value less Debt, less any premium taxes and withdrawal charge that would apply to the total withdrawal of the Fixed Account Contract Value at the time that you make the transfer, and less interest for one calendar year on any loan at the time that you make the transfer.

      - The Company reserves the right to transfer the entire Fixed Account Contract Value if a transfer out of the Fixed Account would otherwise result in a Fixed Account Contract Value less than $5,000.

      - If you request a transfer from a specific Subaccount or from the Fixed Account, we will transfer Purchase Payments (and earnings attributable to those Purchase Payments) previously allocated or transferred to that Subaccount or to the Fixed Account, in the chronological order in which we received such Purchase Payments in the Contract. Otherwise, we will transfer Purchase Payments (and earnings attributable to those Purchase Payments) previously allocated or transferred to all Subaccounts and the Fixed Account in which you have an interest, in the chronological order in which we received such Purchase Payments in the Contract.

Transfers to or from the Fixed Account are also subject to the Company's then-current rules on Disruptive Trading, as may be amended from time to time. The Company reserves the right to amend its Disruptive Trading rules in its sole discretion. Certain states may also impose restrictions on payments and transfers to the Fixed Account. Transfers to and from the Fixed Account are not permitted during the Annuity Period.

                                 APPENDIX B

  COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY DEFERRED FIXED AND VARIABLE
          ANNUITY IRA, ROTH IRA AND SIMPLE IRA DISCLOSURE STATEMENT

This Disclosure Statement describes the statutory and regulatory provisions applicable to the operation of traditional Individual Retirement Annuities
(IRAs), Roth Individual Retirement Annuities (Roth IRAs) and Simple Individual Retirement Annuities (SIMPLE IRAs). Internal Revenue Service regulations require that this be given to each person desiring to establish an IRA, Roth IRA or a SIMPLE IRA. Except where otherwise indicated, IRA discussion includes Simplified Employee Pension IRAs (SEP IRA). Further information can be obtained from Commonwealth Annuity and Life Insurance Company and from any district office of the Internal Revenue Service. Also, see IRS Publication 590, INDIVIDUAL RETIREMENT ARRANGEMENTS (IRAS).

This Disclosure Statement is for your general information and is not intended to be exhaustive or conclusive, to apply to any particular person or situation, or to be used as a substitute for qualified legal or tax advice.

Please note that the information contained herein is based on current federal income tax law, income tax regulations, and other guidance provided by the IRS. Hence, this information is subject to change upon an amendment of the law or the issuance of further regulations or other guidance. Also, you should be aware that state tax laws may differ from federal tax laws governing such arrangements. You should consult your tax adviser about any state tax consequences of your IRA or Roth IRA, whichever is applicable.


A. REVOCATION

Within 7 days of the date you signed your enrollment application, you may revoke the Contract and receive back 100% of your money by submitting your request in writing to us at our Service Center. Notice of revocation will be deemed mailed on the date of the postmark (or if sent by certified or registered mail, the date of the certification or registration) if it is deposited in the mail in the United States in an envelope, or other appropriate wrapper, first class postage prepaid, properly addressed.


B. STATUTORY REQUIREMENTS

The Contract is intended to meet the requirements of Section 408(b) of the Code, Section 408A of the Code for use as a Roth IRA, or of Section 408(p) of the Code for use as a SIMPLE IRA, whichever is applicable. The Contract has not been approved as to form for use as an IRA, Roth IRA or a SIMPLE IRA by the Internal Revenue Service. Such approval by the Internal Revenue Service is a determination only as to form of the Contract, and does not represent a determination on the merits of the Contract.

1. The amount in your IRA, Roth IRA, and SIMPLE IRA, whichever is applicable, must be fully vested at all times and the entire interest of the Owner must be nonforfeitable.

2.    The Contract must be nontransferable by the Owner.

3.    The Contract must have flexible premiums.

4. For IRAs and SIMPLE IRAs, you must start receiving distributions on or before April 1 of the year following the year in which you reach age 70 1/2 (the required beginning date) (see "Required Distributions"). However, Section 401(a)(9)(A) of the Code (relating to minimum distributions required to commence at age 70 1/2, and the incidental death benefit requirements of Section 401(a) of the Code, do not apply to Roth IRAs.

If you die on or after the date required minimum distributions under Section 401(a)(9) of the Code commence, unless otherwise permitted under applicable law, any remaining interest in the Contract must be distributed at least as rapidly as under the method of distribution being used as of the date of death. If you die before required minimum distributions commence, unless otherwise permitted under applicable law, any remaining interest in the Contract must be distributed to your Beneficiary by December 31 of the calendar year containing the fifth anniversary of your death; except that: (1) if the interest is payable to an individual who is your designated Beneficiary (within the meaning of Section 401(a)(9) of the Code), the designated Beneficiary may receive the entire interest over his or her life, or over a period certain not extending beyond his or her life expectancy, commencing on or before December 31 of the calendar year immediately following the calendar year in which you die; and (2) if the sole designated Beneficiary is your spouse, the Contract may be treated as his or her own IRA, or, where applicable, Roth IRA.

5. Except in the case of a rollover contribution or a direct transfer (see "Rollovers and Direct Transfers"), or a contribution made in accordance with the terms of a Simplified Employee Pension (SEP), all contributions to an IRA, Roth and SIMPLE IRA must be cash contributions which do not exceed certain limits.

6. The Contract must be for the exclusive benefit of you and your Beneficiaries.


C. ROLLOVERS AND DIRECT TRANSFERS FOR IRAS AND SIMPLE IRAS


1. A rollover is a tax-free transfer from one retirement program to another that you cannot deduct on your tax return. There are two kinds of tax-free rollover payments to an IRA. In one, you transfer amounts from another IRA. With the other, you transfer amounts from a qualified plan under Section 401(a) of the Code, a qualified annuity under Section 403(a) of the Code, a tax-sheltered annuity or custodial account under
      Section 403(b) of the Code, or a governmental plan under Section 457(b) of the Code (collectively referred to as "qualified employee benefit plans"). Tax-free rollovers can be made from a SIMPLE IRA to another SIMPLE IRA under Section 408(p) of the Code. An individual can make a tax-free rollover to an IRA (other than a Roth IRA) from a SIMPLE IRA, or vice-versa, after a two-year period has expired since the individual first participated in a SIMPLE plan. In addition, if you have participated in your SIMPLE IRA for at least two years, certain distributions from retirement plans (pension plan, profit-sharing plan, Keogh, 403(b), 401(k) or governmental 457, but not contributions from Roth 401(k) or Roth 403(b) accounts) are also eligible for rollover to your SIMPLE IRA.


2. You must complete the rollover by the 60th day after the day you receive the distribution from your IRA or other qualified employee benefit plan or SIMPLE IRA. The failure to satisfy this 60-day requirement may be waived by the Internal Revenue Service in certain circumstances.


      Distributions that are rolled over to an IRA within 60 days are not immediately taxable, however only one such rollover is permitted each year.



3. A rollover distribution may be made to you only once a year. The one-year period begins on the date you receive the rollover distribution, not on the date you roll it over (reinvest it). Beginning in 2015, an individual can make only one rollover from an IRA to another (or the same) IRA in any 12-month period, regardless of the number of IRAs that are owned. The limit will apply by aggregating all of an individual's IRAs, including SEP and SIMPLE IRAs as well as traditional and Roth IRAs, effectively treating them as one IRA for purposes of the limit. This limit does not apply to direct trustee-to-trustee transfers or conversions to Roth
      IRAs.


4. A trustee-to-trustee transfer to an IRA of funds in an IRA from one trustee or insurance company to another is not a rollover. It is a transfer that is not affected by the one-year waiting period.


5. All or a part of the premium for the Contract used as an IRA may be paid from a rollover from an IRA or qualified employee benefit plan or from a trustee-to-trustee transfer from another IRA. All or part of the premium for the Contract used as a SIMPLE IRA may be paid from a rollover or direct transfer from a SIMPLE IRA or, to the extent permitted by law, from another IRA or retirement plan as described above.


6. A distribution that is eligible for rollover treatment from a qualified employee benefit plan will be subject to twenty percent (20%) withholding by the Internal Revenue Service even if you roll the distribution over within the 60-day rollover period. One way to avoid this withholding is to make the distribution as a direct transfer to the IRA trustee or insurance company.

D. CONTRIBUTION LIMITS AND ALLOWANCE OF DEDUCTION FOR IRAS

1. In general, the amount you can contribute each year to an IRA is the lesser of (1) 100% of your compensation, or (2) the maximum annual contributions under Section 219(b) of the Code, including "catch-up" contributions for certain individuals age 50 and older. The maximum annual contribution limit for IRA contributions is equal to $5,500 for 2015. After 2015, the limit may be indexed annually in $500 increments as determined by the Secretary of Treasury to reflect cost of living increases. An individual who has attained age 50 may make additional "catch-up" IRA contributions. The maximum annual contribution limit for the individual is increased by $1,000 except as otherwise provided by law.

     If you have more than one IRA, the limit applies to the total contributions made to your own IRAs for the year. Generally, if you work the amount that you earn is compensation. Wages, salaries, tips, professional fees, bonuses and other amounts you receive for providing personal services are compensation. If you own and operate your own business as a sole proprietor, your net earnings reduced by your deductible contributions on your behalf to self-employed retirement plans are compensation. If you are an active partner in a partnership and provide services to the partnership, your share of partnership income reduced by deductible contributions made on your behalf to qualified retirement plans is compensation. All taxable alimony and separate maintenance payments received under a decree of divorce or separate maintenance is compensation.

2. In the case of a married couple filing a joint return, up to the maximum annual contribution can be contributed to each spouse's IRA, even if one spouse has little or no compensation. This means that the total combined contributions that can be made to both IRAs can be as much as $13,000 ($5,500 annual contribution for each individual, plus $1,000 for each individual who has attained age 50).

3. In the case of a married couple with unequal compensation who file a joint return, the limit on the deductible contributions to the IRA of the spouse with less compensation is the smaller of:

     a.   The maximum annual contribution, or

     b. The total compensation of both spouses, reduced by any deduction allowed for contributions to IRAs of the spouse with more compensation.

     The deduction for contributions to both spouses' IRAs may be further limited if either spouse is covered by an employer retirement plan.

4. If either you or your spouse is an active participant in an employer-sponsored plan and have a certain level of income, the amount of the contribution to your IRA that is deductible is phased out, and in some cases eliminated. If you are an active participant in an employer-sponsored plan, the deductibility of your IRA contribution will be phased out, depending on your adjusted gross income, or combined adjusted gross income in the case of a joint tax return, as follows for 2015:

JOINT RETURNS: $98,000

SINGLE TAXPAYERS: $61,000

     The phase-out range for married individuals filing separately is $0-$10,000. If you file a joint tax return and are not an active participant in an employer sponsored plan, but your spouse is, in 2015 the amount of the deductible IRA contribution is phased out for adjusted gross income between $183,000 and $193,000. These amounts may be indexed for cost of living increases in future years.

     To designate a contribution as nondeductible, you must file IRS Form 8606, NONDEDUCTIBLE IRAS. You may have to pay a penalty if you make nondeductible contributions to an IRA and you do not file Form 8606 with your tax return, or if you overstate the amount of nondeductible contributions on your Form 8606. If you do not report nondeductible contributions, all of the contributions to your traditional IRA will be treated as deductible, and all distributions from your IRA will be taxed, unless you can show, with satisfactory evidence, that nondeductible contributions were made.

5. Contributions to your IRA for a year can be made at any time up to April 15 of the following year (April 18 for 2016 only). If you make the contribution between January 1 and April 15, however, you may elect to treat the contribution as made either in that year or in the preceding year. You may file a tax return claiming a deduction for your IRA contribution before the contribution is actually made. You must, however, make the contribution by the due date of your return not including extensions.


6. You cannot make a contribution other than a rollover or transfer contribution to your IRA for the year in which you reach age 70 1/2 or thereafter.


E. SEP IRAS


1. SEP IRA rules concerning eligibility and contributions are governed by Code Section 408(k). In 2016, the maximum deductible employer contribution for a SEP IRA is the lesser of $53,000 (may be indexed for cost-of-living increases in future years) or 25% of compensation.


2. A SEP must be established and maintained by an employer (corporation, partnership, sole proprietor).

3. If a SEP IRA allows non-SEP contributions, an employee can make tax deductible contributions up to the maximum IRA limit (generally $5,500 or $6,500, depending upon age).


F. SIMPLE IRAS

1. A SIMPLE IRA must be established with your employer using a qualified salary reduction agreement.


2. You may elect to have your employer contribute to your SIMPLE IRA, under a qualified salary reduction agreement, an amount (expressed as a percentage of your compensation) not to exceed $12,500 for 2016 or $15,500 if you are over age 50. After 2016, the limits may be indexed annually, except as otherwise provided by law. In addition to these employee elective contributions, your employer is required to make each year either (1) a matching contribution equal to up to 3 percent, and not less than 1 percent, of your SIMPLE IRA contribution for the year, or (2) a non-elective contribution equal to 2 percent of your compensation for the year (up to $265,000 of compensation in 2015, as may be adjusted for inflation in future years). No other contributions may be made to a SIMPLE IRA.


3. Employee elective contributions and employer contributions (i.e., matching contributions and non-elective contributions) to your SIMPLE IRA are excluded from your gross income.

4. To the extent an individual with a SIMPLE IRA is no longer participating in a SIMPLE plan (e.g., the individual has terminated employment), and two years have passed since the individual first participated in the plan, the individual may treat the SIMPLE IRA as an IRA.


G. TAX STATUS OF THE CONTRACT AND DISTRIBUTIONS FOR IRAS AND SIMPLE IRAS

1. Earnings of your IRA annuity contract are not taxed until they are distributed to you.

2. In general, taxable distributions are included in your gross income in the year you receive them.

3. Distributions under your IRA are non-taxable to the extent they represent a return of non-deductible contributions (if any). The non-taxable percentage of a distribution is determined generally by dividing your total undistributed, non-deductible IRA contributions by the value of all your IRAs (including SEPs and rollovers).

4. You cannot choose the special five-year or ten-year averaging that may apply to lump sum distributions from qualified employer plans.


H. REQUIRED DISTRIBUTIONS FOR IRAS AND SIMPLE IRAS

You must start receiving minimum distributions required under the Contract and
Section 401(a)(9) of the Code from your IRA and SIMPLE IRA starting with the year you reach age 70 1/2 (your 70 1/2 year).

Ordinarily, the required minimum distribution for a particular year must be received by December 31 of that year. However, you may delay the required minimum distribution for the year you reach age 70 1/2 until April 1 of the following year (i.e., the required beginning date).

Annuity payments which begin by April 1 of the year following your 70 1/2 year satisfy the minimum distribution requirement if they provide for non-increasing payments over your life or the lives of you and your designated Beneficiary (within the meaning of Section 401(a)(9) of the Code), provided that, if installments are guaranteed, the guaranty period does not exceed the applicable life or joint expectancy.

The applicable life expectancy is your remaining life expectancy or the remaining joint life and last survivor expectancy of you and your designated Beneficiary, determined as set forth in applicable federal income tax regulations.

If you have more than one IRA, you must determine the required minimum distribution separately for each IRA; however, you can take the actual distributions of these amounts from any one or more of your IRAs.

In addition, the after-death minimum distribution requirements described generally in section B. STATUTORY REQUIREMENTS apply to IRAs and SIMPLE IRAs.

If the actual distribution from your Contract is less than the minimum amount that should be distributed in accordance with the minimum distribution requirements mentioned above, the difference generally is an excess accumulation. There is a 50% excise tax on any excess accumulations. If the excess accumulation is due to reasonable error, and you have taken (or are taking) steps to remedy the insufficient distribution, you can request that this 50% excise tax be excused by filing with your tax return an IRS Form 5329, together with a letter of explanation and the excise tax payment.


I. ROTH IRAS

1. If your Contract is a special type of individual retirement plan known as a Roth IRA, it will be administered in accordance with the requirements of section 408A of the Code. Roth IRAs are treated the same as other IRAs, except as described here.

2. If your Contract is a Roth IRA, we will send you a Roth IRA endorsement to be attached to, and to amend, your Contract. The Company reserves the right to amend the Contract as necessary or advisable from time to time to comply with future changes in the Code, regulations or other requirements imposed by the IRS to obtain or maintain its approval of the annuity as a Roth IRA.

3. Earnings in your Roth IRA are not taxed until they are distributed to you, and will not be taxed if they are paid as a "qualified distribution," as described to you in section L, below.

4. The minimum distribution requirements that apply to IRAs do not apply to Roth IRAs while the Owner is alive. However, after the death of a Roth IRA Owner, the after-death minimum distribution rules that apply to IRAs also apply to Roth IRAs as though the Roth IRA Owner died before his or her required beginning date. You may not use your Roth IRA to satisfy minimum distribution requirements for traditional IRAs. Nor may you use distributions from an IRA for required distributions from a Roth IRA.


J. ELIGIBILITY AND CONTRIBUTIONS FOR ROTH IRAS

1. Generally, you are eligible to establish or make a contribution to your Roth IRA only if you meet certain income limits. No deduction is allowed for contributions to your Roth IRA. Contributions to your Roth IRA may be made even after you attain age 70 1/2.

2. The maximum aggregate amount of contributions for any taxable year to all IRAs, including all Roth IRAs, maintained for your benefit (the "contribution limit") generally is the lesser of (1) 100% of your compensation, or (2) the maximum annual contributions under Section 219(b) of the Code, including "catch-up" contributions for certain individuals age 50 and older (as discussed in section D, above).

"Adjusted gross income" is determined under the Code and (1) excludes any amount included in gross income as a result of any rollover from, transfer from, or conversion of an IRA to a Roth IRA, and (2) is reduced by any deductible IRA contribution. In 2016, if you are not covered by a retirement plan at work and you are married filing jointly, your contribution limits begin to phase out at $184,000 of modified adjusted gross income and no contributions are allowed above $194,000. If you are married filing separately and lived with your partner at least some of the year, your contribution limits begin to phase out at $0 and no contributions are allowed above $10,000. For other filers, contribution limits begin to phase out at $117,000 and no contributions are permitted above $132,000. These amounts may be indexed for cost of living increases in future years.


A "qualified rollover contribution" (discussed in section K, below), and a non-taxable transfer from another Roth IRA, are not taken into account for purposes of determining the contribution limit.


K. ROLLOVERS, TRANSFERS AND CONVERSIONS TO ROTH IRAS

1. ROLLOVERS AND TRANSFERS--A rollover may be made to a Roth IRA only if it is a "qualified rollover contribution." A "qualified rollover contribution" is a rollover to a Roth IRA from another Roth IRA or from an IRA, but only if such rollover contribution also meets the rollover requirements for IRAs under Section 408(d)(3). In addition, a transfer may be made to a Roth IRA directly from another Roth IRA or from an IRA.

      The rollover requirements of Section 408(d)(3) are complex and should be carefully considered before you make a rollover. One of the requirements is that the amount received be paid into another IRA (or Roth IRA) within 60 days after receipt of the distribution. The failure to satisfy this 60-day requirement may be waived by the Internal Revenue Service in certain circumstances. In addition, a rollover contribution from a Roth IRA may be made by you only once a year. The one-year period begins on the date you receive the Roth IRA distribution, not on the date you roll it over (reinvest it) into another Roth IRA. If you withdraw assets from a Roth IRA, you may roll over part of the withdrawal tax free into another Roth IRA and keep the rest of it. A portion of the amount you keep may be included in your gross income.

2. TAXATION OF ROLLOVERS AND TRANSFERS TO ROTH IRAS--A qualified rollover contribution or transfer from a Roth IRA maintained for your benefit to another Roth IRA maintained for your benefit which meets the rollover requirements for IRAs under Section 408(d)(3) is tax-free.

      In the case of a qualified rollover contribution or a transfer from an IRA maintained for your benefit to a Roth IRA maintained for your benefit, any portion of the amount rolled over or transferred which would be includible in your gross income were it not part of a qualified rollover contribution or a nontaxable transfer will be includible in your gross income. However, Code Section 72(t) (relating to the 10 percent penalty tax on premature distributions) will not apply.

3. TRANSFERS OF EXCESS IRA CONTRIBUTIONS TO ROTH IRAS--If, before the due date of your federal income tax return for any taxable year (not including extensions), you transfer, from an IRA, contributions for such taxable year (and earnings thereon) to a Roth IRA, such amounts will not be includible in gross income to the extent that no deduction was allowed with respect to such amount.

4. TAXATION OF CONVERSIONS OF IRAS TO ROTH IRAS--All or part of amounts in an IRA maintained for your benefit may be converted into a Roth IRA maintained for your benefit. The conversion of an IRA to a Roth IRA is treated as special type of qualified rollover contribution. Hence, you must be eligible to make a qualified rollover contribution in order to convert an IRA to a Roth IRA. A conversion typically will result in the inclusion of some or all of your IRA's value in gross income, as described above.

      A conversion of an IRA to a Roth IRA can be made without taking an actual distribution from your IRA. For example, an individual may make a conversion by notifying the IRA issuer or trustee, whichever is applicable.

      UNDER SOME CIRCUMSTANCES, IT MIGHT NOT BE ADVISABLE TO ROLLOVER, TRANSFER, OR CONVERT ALL OR PART OF AN IRA TO A ROTH IRA. WHETHER YOU SHOULD DO SO WILL DEPEND ON YOUR PARTICULAR FACTS AND CIRCUMSTANCES, INCLUDING, BUT NOT LIMITED TO, SUCH FACTORS AS WHETHER YOU QUALIFY TO MAKE SUCH A ROLLOVER, TRANSFER, OR CONVERSION, YOUR FINANCIAL SITUATION, AGE, CURRENT AND FUTURE INCOME NEEDS, YEARS TO RETIREMENT, CURRENT AND FUTURE TAX RATES, YOUR ABILITY AND DESIRE TO PAY CURRENT INCOME TAXES WITH RESPECT TO AMOUNTS ROLLED OVER, TRANSFERRED, OR CONVERTED, AND WHETHER SUCH TAXES MIGHT NEED TO BE PAID WITH WITHDRAWALS FROM YOUR ROTH IRA (SEE DISCUSSION BELOW OF "NON-QUALIFIED DISTRIBUTIONS"). YOU SHOULD CONSULT A QUALIFIED TAX ADVISER BEFORE ROLLING OVER, TRANSFERRING, OR CONVERTING ALL OR PART OF AN IRA TO A ROTH IRA.

5. SEPARATE ROTH IRAS--Due to the complexity of the tax law, it may be advantageous to maintain amounts rolled over, transferred, or converted from an IRA in separate Roth IRAs from those containing regular Roth IRA contributions. For the same reason, you should consider maintaining a separate Roth IRA for each amount rolled over, transferred, or converted from an IRA. These considerations should be balanced against the additional costs you may incur from maintaining multiple Roth IRAs. You should consult your tax adviser if you intend to contribute rollover, transfer, or conversion amounts to your Contract, or if you intend to roll over or transfer amounts from your Contract to another Roth IRA maintained for your benefit.


L. INCOME TAX CONSEQUENCES OF ROTH IRAS

1. QUALIFIED DISTRIBUTIONS--Any "qualified distribution" from a Roth IRA is excludible from gross income. A "qualified distribution" is a payment or distribution which satisfies two requirements. First, the payment or distribution must be (a) made after you attain 59 1/2, (b) made after your death, (c) attributable to your being disabled, or (d) a "qualified special purpose distribution" (i.e., a qualified first-time homebuyer distribution under the Code). Second, the payment or distribution must be made in a taxable year that is at least five years after (1) the first taxable year for which a contribution was made to any Roth IRA established for you, or (2) in the case of a rollover from, or a conversion of, an IRA to a Roth IRA, the taxable year in which the rollover or conversion was made if the payment or distribution is allocable (as determined in the manner set forth in guidance issued by the IRS) to the rollover contribution or conversion (or to income allocable thereto).

2. NONQUALIFIED DISTRIBUTIONS--A distribution from a Roth IRA which is not a qualified distribution is taxed under Code Section 72 (relating to annuities), except that such distribution is treated as made first from contributions to the Roth IRA to the extent that such distribution, when added to all previous distributions from the Roth IRA, does not exceed the aggregate amount of contributions to the Roth IRA. For purposes of determining the amount taxed, (a) all Roth IRAs established for you will be treated as one contract, (b) all distributions during any taxable year from Roth IRAs established for you will be treated as one distribution, and (c) the value of the contract, income on the contract, and investment in the contract, if applicable, will be computed as of the close of the calendar year in which the taxable year begins.

An additional tax of 10% is imposed on nonqualified distributions (including amounts deemed distributed as the result of a prohibited loan or use of your Roth IRA as security for a loan) made before the benefited individual has attained age 59 1/2, unless one of the exceptions discussed in Section N applies.


M. TAX ON EXCESS CONTRIBUTIONS

1. You must pay a 6% excise tax each year on excess contributions that remain in your Contract. Generally, an excess contribution is the amount contributed to your Contract that is more than you can contribute. The excess is taxed for the year of the excess contribution and for each year after that until you correct it. If contributions to your IRA for a year are more than the contribution limit, you can apply the excess contribution in one year to a later year if the contributions for that later year are less than the maximum allowed for that year.

2. You will not have to pay the 6% excise tax if you withdraw the excess amount by the date your tax return is due including extensions for the year of the contribution. You do not have to include in your gross income an excess contribution that you withdraw from your Contract before your tax return is due if the income earned on the excess was also withdrawn and no deduction was allowed for the excess contribution. You must include in your gross income the income earned on the excess contribution.


N. TAX ON PREMATURE DISTRIBUTIONS

There is an additional tax on premature distributions from your IRA, Roth IRA, or SIMPLE IRA, equal to 10% of the taxable amount. For premature distributions from a SIMPLE IRA made within the first 2 years you participate in a SIMPLE plan, the additional tax is equal to 25% of the amount of the premature distribution that must be included in gross income. Premature distributions are generally amounts you withdraw before you are age 59 1/2. However, the tax on premature distributions does not apply generally:

1.    To amounts that are rolled over or transferred tax free;

2. To a distribution which is made on or after your death, or on account of you being disabled within the meaning of Code Section 72(m)(7);

3. To a distribution which is part of a series of substantially equal periodic payments (made at least annually) over your life or your life expectancy or the joint life or joint life expectancy of you and your Beneficiary;

4. To a distribution which is used for qualified first-time homebuyer expenses, qualified higher education expenses, certain medical expenses, or by an unemployed individual to pay health insurance premiums; or

5. To a distribution mode during a specified time period to a reservist who is called or ordered to active duty for a period in excess of 170 days or for an indefinite period.


O. EXCISE TAX REPORTING

Use Form 5329, Additional Taxes Attributable to Qualified Retirement Plans (Including IRAs), Annuities, and Modified Endowment Contracts, to report the excise taxes on excess contributions, premature distributions, and excess accumulations. If you do not owe any IRA, SIMPLE IRA or Roth IRA excise taxes, you do not need Form 5329. Further information can be obtained from any district office of the Internal Revenue Service.


P. BORROWING

If you borrow money against annuity contract will lose its classification as an IRA, Roth IRA, or SIMPLE IRA, whichever is applicable, and you must include in gross income the fair market value of the Contract as of the first day of your tax year. In addition, you may be subject to the tax on premature distributions described above. (Note: The Contract does not allow borrowings against it, nor may it be assigned or pledged as collateral for a loan.)


Q. REPORTING

We will provide you with any reports required by the Internal Revenue
Service.


R. ESTATE TAX

Generally, the value of your IRA, including your Roth IRA, is included in your gross estate for federal estate tax purposes.

S. FINANCIAL DISCLOSURE

1. We deduct a daily charge from your Separate Account Contract Value equal to 1.30%, on an annual basis, of Separate Account Contract Value. May vary if optional riders are elected.

2. An annual Contract Fee of $30.00 will be assessed against the Separate Account and Fixed Account Value each Contract Year if the Accumulated Value is less than $50,000.

3. Withdrawal charges will be assessed based on the Contract Years elapsed as described in the prospectus under the heading "Withdrawal Charge."

4. The method used to compute and allocate the annual earnings is contained in the Prospectus under the heading "Accumulation Unit Value" for Separate Account Contract Value.

5. The growth in value of your Contract is neither guaranteed nor projected but is based on the investment experience of the Separate Account or rates of interest as declared by Commonwealth Annuity.


               CONTRACTS ISSUED ON OR BEFORE DECEMBER 31, 2012

GUARANTEED LUMP SUM TERMINATION OF DEFERRED FIXED AND VARIABLE ANNUITY COMPLETELY ALLOCATED TO THE FIXED ACCOUNT WITH 2% GUARANTEED EACH YEAR FOR THE FIRST TEN YEARS AND 3% THEREAFTER. TERMINATION VALUES ARE BASED ON $1,000 ANNUAL CONTRIBUTIONS AT THE BEGINNING OF EACH YEAR.


                     TERMINATION  END OF   TERMINATION  END OF   TERMINATION  END OF   TERMINATION
END OF YEAR            VALUES*     YEAR      VALUES*     YEAR      VALUES*     YEAR      VALUES*
------------------  ------------  ------   -----------  ------  ------------  ------   -----------
1.................     $  928        9      $ 9,424       17      $20,750       25      $ 35,235
2.................      1,891       10       10,607       18       22,379       26        37,299
3.................      2,881       11       11,929       19       24,057       27        39,424
4.................      3,899       12       13,292       20       25,785       28        41,614
5.................      4,945       13       14,696       21       27,565       29        43,868
6.................      6,021       14       16,142       22       29,398       30        46,191
7.................      7,128       15       17,633       23       31,287
8.................      8,264       16       19,168       24       33,232


------------------------------
*    Includes applicable withdrawal charges


GUARANTEED LUMP SUM TERMINATION OF DEFERRED FIXED AND VARIABLE ANNUITY COMPLETELY ALLOCATED TO THE FIXED ACCOUNT WITH 2% GUARANTEED EACH YEAR FOR THE FIRST TEN YEARS AND 3% THEREAFTER. TERMINATION VALUES ARE BASED ON $5,000 SINGLE PREMIUM.


                     TERMINATION  END OF   TERMINATION  END OF   TERMINATION  END OF   TERMINATION
END OF YEAR            VALUES*     YEAR      VALUES*     YEAR      VALUES*     YEAR      VALUES*
------------------  ------------  ------   -----------  ------  ------------  ------   -----------
1.................     $4,788        9       $5,671       17       $6,844       25       $8,401
2.................      4,901       10        5,754       18        7,019       26        8,622
3.................      5,017       11        5,896       19        7,200       27        8,851
4.................      5,136       12        6,043       20        7,385       28        9,086
5.................      5,258       13        6,194       21        7,577       29        9,328
6.................      5,382       14        6,349       22        7,774       30        9,578
7.................      5,509       15        6,510       23        7,976
8.................      5,589       16        6,675       24        8,185


------------------------------
*    Includes applicable withdrawal charges

                CONTRACTS ISSUED ON AND AFTER JANUARY 1, 2013

GUARANTEED LUMP SUM TERMINATION OF DEFERRED FIXED AND VARIABLE ANNUITY COMPLETELY ALLOCATED TO THE FIXED ACCOUNT WITH 1% GUARANTEED EACH YEAR FOR THE FIRST TEN YEARS AND 1% THEREAFTER. TERMINATION VALUES ARE BASED ON $1,000 ANNUAL CONTRIBUTIONS AT THE BEGINNING OF EACH YEAR.


                     TERMINATION  END OF   TERMINATION  END OF   TERMINATION  END OF   TERMINATION
END OF YEAR            VALUES*     YEAR      VALUES*     YEAR      VALUES*     YEAR      VALUES*
------------------  ------------  ------   -----------  ------  ------------  ------   -----------
1.................     $  927        9       $9,015       17      $17,897       25      $ 27,474
2.................      1,873       10       10,089       18       19,054       26        28,725
3.................      2,839       11       11,173       19       20,223       27        29,994
4.................      3,824       12       12,268       20       21,403       28        31,277
5.................      4,829       13       13,372       21       22,595       29        32,571
6.................      5,853       14       14,487       22       23,797       30        33,879
7.................      6,898       15       15,613       23       25,011
8.................      7,951       16       16,749       24       26,237


-----------------------------
*    Includes applicable withdrawal charges


GUARANTEED LUMP SUM TERMINATION OF DEFERRED FIXED AND VARIABLE ANNUITY COMPLETELY ALLOCATED TO THE FIXED ACCOUNT WITH 1% GUARANTEED EACH YEAR FOR THE FIRST TEN YEARS AND 1% THEREAFTER. TERMINATION VALUES ARE BASED ON $5,000 SINGLE PREMIUM.


                     TERMINATION  END OF   TERMINATION  END OF   TERMINATION  END OF   TERMINATION
END OF YEAR            VALUES*     YEAR      VALUES*     YEAR      VALUES*     YEAR      VALUES*
------------------  ------------  ------   -----------  ------  ------------  ------   -----------
1.................     $4,749        9       $5,187       17       $5,369       25       $5,565
2.................      4,813       10        5,209       18        5,392       26        5,591
3.................      4,878       11        5,231       19        5,416       27        5,616
4.................      4,944       12        5,254       20        5,440       28        5,643
5.................      5,010       13        5,276       21        5,465       29        5,669
6.................      5,077       14        5,299       22        5,489       30        5,696
7.................      5,144       15        5,322       23        5,514
8.................      5,166       16        5,345       24        5,539


-----------------------------
*    Includes applicable withdrawal charges

                                 APPENDIX C

                       CONDENSED FINANCIAL INFORMATION
               COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
                   COMMONWEALTH ANNUITY SEPARATE ACCOUNT A


The following tables list the Condensed Financial Information of Accumulation Unit values for Accumulation Units outstanding under the Contracts as of December 31, 2015.


Table 1 provides the Condensed Financial Information for Contracts without any optional benefit elected with a total Separate Account Charge of 1.30%.

Table 2 provides the Condensed Financial Information for Contracts with the Optional Step-Up Death Benefit Rider elected, an additional 0.20% rider charge, resulting in a Separate Account Charge of 1.50%.

Table 3 provides the Condensed Financial Information for Contracts with the No Withdrawal Charge Rider elected, resulting in a Separate Account Charge of 1.65%.

Table 4 provides the Condensed Financial Information for Contracts with both the Optional Step-Up Death Benefit elected and No Withdrawal Charge Rider elected, resulting in a Separate Account Charge of 1.85%.

In the tables below, no number is shown when there were no Accumulation Units outstanding at the end of the period.

             TABLE 1--CONTRACT WITHOUT OPTIONAL BENEFITS ELECTED
  (SEPARATE ACCOUNT CHARGES OF 1.30% OF THE DAILY NET ASSETS OF THE SEPARATE
                                  ACCOUNT)



                                                                             YEAR ENDED DECEMBER 31ST
                                             ---------------------------------------------------------------------------------------
SUB-ACCOUNT                                     2015       2014       2013        2012      2011     2010      2009     2008    2007
-------------------------------------------  ----------  ---------  ---------  ---------  --------  -------  --------  ------  -----

GOLDMAN SACHS BALANCED STRATEGY PORTFOLIO (CLASS A)
Unit Value:
  Beginning of Period......................       1.144      1.132      1.060      0.976     1.008    0.942     0.795   1.012  1.000
  End of Period............................       1.119      1.144      1.132      1.060     0.976    1.008     0.942   0.795  1.012
Number of Units Outstanding at End of
Period (in thousands)......................     464.414    459.632    462.271    408.372   344.053  272.367   194.047  41,583    985
GOLDMAN SACHS EQUITY GROWTH STRATEGY PORTFOLIO (CLASS A)
Unit Value:
  Beginning of Period......................       1.053      1.035      0.849      0.735     0.806    0.725     0.568   1.003  1.000
  End of Period............................       1.048      1.053      1.035      0.849     0.735    0.806     0.725   0.568  1.003
Number of Units Outstanding at End of
Period (in thousands)......................     194.202    317.068    289.941    297.229   240.735  191.347   139.808  25,086    991
GOLDMAN SACHS GROWTH AND INCOME STRATEGY PORTFOLIO (CLASS A)
Unit Value:
  Beginning of Period......................       1.092      1.083      0.970      0.874     0.917    0.844     0.679   1.012  1.000
  End of Period............................       1.072      1.092      1.083      0.970     0.874    0.917     0.844   0.679  1.012
Number of Units Outstanding at End of
Period (in thousands)......................     720.023    702.114    728.737    673.364   585.944  491.054   294.007  75,752  1,075


                                                                            YEAR ENDED DECEMBER 31ST
                                            ----------------------------------------------------------------------------------------
SUB-ACCOUNT                                    2015       2014       2013        2012      2011      2010      2009     2008    2007
------------------------------------------  ---------  ----------  ---------  ----------  -------  --------  --------  ------  -----

GOLDMAN SACHS GROWTH STRATEGY PORTFOLIO (CLASS A)
Unit Value:
  Beginning of Period.....................      1.038       1.028      0.880       0.779    0.840     0.763     0.602   1.006  1.000
  End of Period...........................      1.027       1.038      1.028       0.880    0.779     0.840     0.763   0.602  1.006
Number of Units Outstanding at End of
Period (in thousands).....................    550.014     554.022    528.216     477.133  380.528   325.221   248.008  95,230  1,519
GOLDMAN SACHS INTERNATIONAL REAL ESTATE SECURITIES FUND (CLASS A)
Unit Value:
  Beginning of Period.....................      0.769       0.771      0.738       0.525    0.660     0.593     0.450   0.953  1.000
  End of Period...........................      0.742       0.769      0.771       0.738    0.525     0.660     0.593   0.450  0.953
Number of Units Outstanding at End of
Period (in thousands).....................     62.796      49.695    236.228     160.259   37.490    29.358    12.695   2,528    N/A
GOLDMAN SACHS REAL ESTATE SECURITIES FUND (CLASS A)
Unit Value:
  Beginning of Period.....................      1.330       1.039      1.031       0.899    0.830     0.662     0.536   0.920  1.000
  End of Period...........................      1.354       1.330      1.039       1.031    0.899     0.830     0.662   0.536  0.920
Number of Units Outstanding at End of
Period (in thousands).....................     93.449      75.039     48.704      36.090   17.946     4.522     1.420      70    N/A
GOLDMAN SACHS TECHNOLOGY OPPPORTUNITIES FUND (CLASS A)
(NAME CHANGED FROM THE GOLDMAN SACHS TOLLKEEPER FUND CLASS A
   ON JULY 31, 2010; NAME CHANGED FROM THE GOLDMAN SACHS
   TECHNOLOGY TOLLKEEPER FUND (CLASS A) ON JULY 31, 2015)
Unit Value:
  Beginning of Period.....................      1.766       1.626      1.281       1.077    1.258     1.026     0.614   1.141  1.000
  End of Period...........................      1.876       1.766      1.626       1.281    1.077     1.258     1.026   0.614  1.141
Number of Units Outstanding at End of
Period (in thousands).....................    129.417     181.709    165.749     149.004   73.248   195.315     3.368     449    N/A
GOLDMAN SACHS CORE FIXED INCOME FUND (SERVICE SHARES)
Unit Value:
  Beginning of Period.....................      1.260       1.209      1.241       1.178    1.116     1.055     0.932   1.033  1.000
  End of Period...........................      1.247       1.260      1.209       1.241    1.178     1.116     1.055   0.932  1.033
Number of Units Outstanding at End of
Period (in thousands).....................    176.762     170.587    188.407     199.007  165.413    58.311    45.730   2,966    277
GOLDMAN SACHS EQUITY INDEX FUND (SERVICE SHARES)
Unit Value:
  Beginning of Period.....................      1.453       1.301      1.000       0.876    0.873     0.769     0.617   0.997  1.000
  End of Period...........................      1.448       1.453      1.301       1.000    0.876     0.873     0.769   0.617  0.997
Number of Units Outstanding at End of
Period (in thousands).....................     37.125      44.611     37.458      58.890   48.847    35.549    30.602   6,986    N/A
GOLDMAN SACHS GLOBAL TRENDS ALLOCATION FUND (SERVICE SHARES)
(NAME CHANGED FROM THE GOLDMAN SACHS GLOBAL MARKETS NAVIGATOR
   FUND (SERVICE SHARES) ON APRIL 30, 2015; INVESTMENT OPTION ADDED
   ON MAY 22, 2012)
Unit Value:
  Beginning of Period.....................      1.205       1.175      1.048         N/A      N/A       N/A       N/A     N/A    N/A
  End of Period...........................      1.121       1.205      1.175       1.048      N/A       N/A       N/A     N/A    N/A
Number of Units Outstanding at End of
Period (in thousands).....................     20.273      15.639      0.808      16.805      N/A       N/A       N/A     N/A    N/A


                                                                            YEAR ENDED DECEMBER 31ST
                                             ---------------------------------------------------------------------------------------
SUB-ACCOUNT                                     2015       2014       2013       2012       2011     2010     2009     2008    2007
-------------------------------------------  ---------  ---------  ----------  ---------  -------  --------  -------  ------  ------

GOLDMAN SACHS GROWTH OPPORTUNITIES FUND (SERVICE SHARES)
Unit Value:
  Beginning of Period......................      1.760      1.605       1.230      1.043    1.101     0.934    0.597   1.022   1.000
  End of Period............................      1.646      1.760       1.605      1.230    1.043     1.101    0.934   0.597   1.022
Number of Units Outstanding at End of
Period (in thousands)......................     69.971     81.322      79.712     78.414   72.538    41.247   36.268   1,612      14
GOLDMAN SACHS HIGH QUALITY FLOATING RATE FUND (SERVICE SHARES)
(NAME CHANGED FROM GOLDMAN SACHS GOVERNMENT INCOME (SERVICE
   SHARES) ON APRIL 30, 2013)
Unit Value:
  Beginning of Period......................      1.196      1.213       1.224      1.206    1.149     1.107    1.054   1.035   1.000
  End of Period............................      1.176      1.196       1.213      1.224    1.206     1.149    1.107   1.054   1.035
Number of Units Outstanding at End of
Period (in thousands)......................    365.787    411.454     356.584    393.780  416.427   104.957   32.971  11,293     N/A
GOLDMAN SACHS LARGE CAP VALUE FUND (SERVICE SHARES)
(NAME CHANGED FROM TO THE GOLDMAN SACHS GROWTH AND INCOME FUND
   (SERVICE SHARES) ON APRIL 30, 2010)
Unit Value:
  Beginning of Period......................      1.274      1.146       0.874      0.745    0.814     0.744    0.639   0.987   1.000
  End of Period............................      1.200      1.274       1.146      0.874    0.745     0.814    0.744   0.639   0.987
Number of Units Outstanding at End of
Period (in thousands)......................    109.009    117.246     100.824     94.410   99.257   101.748  197.435  12,389   5,803
GOLDMAN SACHS MID CAP VALUE FUND (SERVICE SHARES)
Unit Value:
  Beginning of Period......................      1.721      1.539       1.176      1.009    1.097     1.000      N/A     N/A     N/A
  End of Period............................      1.536      1.721       1.539      1.176    1.009     1.097      N/A     N/A     N/A
Number of Units Outstanding at End of
Period (in thousands)......................     62.390     17.027       8.728      0.082    0.386     0.083      N/A     N/A     N/A
GOLDMAN SACHS GOVERNMENT MONEY MARKET FUND (SERVICE SHARES)
(NAME CHANGED FROM GOLDMAN SACHS MONEY MARKET FUND (SERVICE
   SHARES) ON APRIL 15, 2016)
Unit Value:
  Beginning of Period......................      0.946      0.958       0.971      0.984    0.997     1.010    1.021   1.012   1.000
  End of Period............................      0.934      0.946       0.958      0.971    0.984     0.997    1.010   1.021   1.012
Number of Units Outstanding at End of
Period (in thousands)......................  1,598.743  1,304.363     646.085  1,186.090  811.717    33.204   14.544   2,202     357
GOLDMAN SACHS SMALL CAP EQUITY INSIGHTS FUND (SERVICE SHARES)
(NAME CHANGED FROM GOLDMAN SACHS STRUCTURED SMALL CAP EQUITY
   FUND (SERVICE SHARES) ON APRIL 30, 2014)
Unit Value:
  Beginning of Period......................      1.517      1.440       1.078      0.971    0.979     0.764    0.608   0.937   1.000
  End of Period............................      1.460      1.517       1.440      1.078    0.971     0.979    0.764   0.608   0.937
Number of Units Outstanding at End of
Period (in thousands)......................     47.426     39.575      36.825     30.869   26.357   161.646    4.392   2,522     312
GOLDMAN SACHS STRATEGIC GROWTH FUND (SERVICE SHARES)
(NAME CHANGED FROM GOLDMAN SACHS CAPITAL GROWTH FUND (SERVICE
   SHARES) ON APRIL 30, 2010)
Unit Value:
  Beginning of Period......................      1.537      1.373       1.054      0.893    0.931     0.854    0.586   1.024   1.000
  End of Period............................      1.565      1.537       1.373      1.054    0.893     0.931    0.854   0.586   1.024
Number of Units Outstanding at End of
Period (in thousands)......................     82.009     79.019      90.406    105.061  104.385   103.855  134.636  35,564   6,587


                                                                           YEAR ENDED DECEMBER 31ST
                                           -----------------------------------------------------------------------------------------
SUB-ACCOUNT                                  2015        2014       2013        2012       2011     2010      2009     2008    2007
-----------------------------------------  ---------  ----------  ---------  ----------  -------   -------  --------  -------  -----

GOLDMAN SACHS STRATEGIC INTERNATIONAL EQUITY FUND (SERVICE SHARES)
Unit Value:
  Beginning of Period....................      0.841       0.923      0.756       0.633    0.756     0.696     0.549    1.033  1.000
  End of Period..........................      0.836       0.841      0.923       0.756    0.633     0.756     0.696    0.549  1.033
Number of Units Outstanding at End of
Period (in thousands)....................     59.448      55.521     78.265      55.627   45.546    29.017    24.896    3,522     70
GOLDMAN SACHS U.S. EQUITY INSIGHTS FUND (SERVICE SHARES)
(NAME CHANGED FROM GOLDMAN SACHS STRUCTURED U.S. EQUITY FUND
   (SERVICE SHARES) ON APRIL 30, 2014)
Unit Value:
  Beginning of Period....................      1.429       1.246      0.920       0.817    0.796     0.717     0.601    0.969  1.000
  End of Period..........................      1.405       1.429      1.246       0.920    0.817     0.796     0.717    0.601  0.969
Number of Units Outstanding at End of
Period (in thousands)....................     35.950      78.607     19.373      15.789    9.500    28.596     4.853    1,470    N/A
ALLIANCEBERNSTEIN VPS AMERICAS GOVERNMENT INCOME PORTFOLIO (CLASS B)
(MERGED INTO THE ALLIANCEBERNSTEIN VPS INTERMEDIATE BOND PORTFOLIO
   (CLASS B) ON APRIL 25, 2008)
Unit Value:
  Beginning of Period....................        N/A         N/A        N/A         N/A      N/A       N/A       N/A    1.045  1.000
  End of Period..........................        N/A         N/A        N/A         N/A      N/A       N/A       N/A      N/A  1.045
Number of Units Outstanding at End of
Period (in thousands)....................        N/A         N/A        N/A         N/A      N/A       N/A       N/A      N/A    N/A
AB VPS INTERMEDIATE BOND PORTFOLIO (CLASS B)
(NAME CHANGED FROM ALLIANCEBERNSTEIN VPS INTERMEDIATE BOND
   PORTFOLIO (CLASS B) ON MAY 1, 2015)
Unit Value:
  Beginning of Period....................      1.365       1.302      1.351       1.293    1.232     1.146     0.982    1.046  1.000
  End of Period..........................      1.345       1.365      1.302       1.351    1.293     1.232     1.146    0.982  1.046
Number of Units Outstanding at End of
Period (in thousands)....................    239.731     223.668    196.503     275.733  288.183    95.053    17.037      501    N/A
AB VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B)
(NAME CHANGED FROM ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE
   PORTFOLIO (CLASS B) ON MAY 1, 2015)
Unit Value:
  Beginning of Period....................      0.627       0.679      0.561       0.497    0.625     0.608     0.458    0.994  1.000
  End of Period..........................      0.634       0.627      0.679       0.561    0.497     0.625     0.608    0.458  0.994
Number of Units Outstanding at End of
Period (in thousands)....................     71.624      26.963     29.959      43.403   30.875    22.738    11.725    3,011    N/A
AB VPS SMALL CAP GROWTH PORTFOLIO (CLASS B)
(CLOSED TO NEW PAYMENT ALLOCATIONS OR TRANSFERS ON JANUARY 31, 2013;
   NAME CHANGED FROM ALLIANCEBERNSTEIN VPS SMALL CAP GROWTH
   PORTFOLIO (CLASS B) ON MAY 1, 2015)
Unit Value:
  Beginning of Period....................      1.675       1.733      1.208       1.067    1.037     0.769     0.552    1.027  1.000
  End of Period..........................      1.627       1.675      1.733       1.208    1.067     1.037     0.769    0.552  1.027
Number of Units Outstanding at End of
Period (in thousands)....................     95.324     104.685    106.703     126.058   87.405    17.725     7.393    1,307     28


                                                                          YEAR ENDED DECEMBER 31ST
                                        --------------------------------------------------------------------------------------------
SUB-ACCOUNT                                2015        2014        2013        2012       2011      2010      2009     2008    2007
--------------------------------------  ----------  ----------  ----------  ----------  --------  --------  --------  ------  ------

AB VPS SMALL/MID CAP VALUE PORTFOLIO (CLASS B)
(NAME CHANGED FROM ALLIANCEBERNSTEIN VPS SMALL/MID CAP VALUE
   PORTFOLIO (CLASS B) ON MAY 1, 2015)
Unit Value:
  Beginning of Period.................       1.621       1.508       1.110       0.949     1.052     0.842     0.598   0.945   1.000
  End of Period.......................       1.509       1.621       1.508       1.110     0.949     1.052     0.842   0.598   0.945
Number of Units Outstanding at End of
Period (in thousands).................      97.969     101.149     175.963      64.890    48.380    12.706     0.406   1,077     N/A
FIDELITY VIP CONTRAFUND(R) PORTFOLIO (SERVICE CLASS 2)
Unit Value:
  Beginning of Period.................       1.689       1.533       1.186       1.035     1.078     1.000       N/A     N/A     N/A
  End of Period.......................       1.674       1.689       1.533       1.186     1.035     1.078       N/A     N/A     N/A
Number of Units Outstanding at End of
Period (in thousands).................     813.029     688.247     599.213     423.197   277.829    59.642       N/A     N/A     N/A
FIDELITY VIP DISCIPLINED SMALL CAP PORTFOLIO (SERVICE CLASS 2)
Unit Value:
  Beginning of Period.................       1.757       1.696       1.246       1.064     1.096     1.000       N/A     N/A     N/A
  End of Period.......................       1.696       1.757       1.696       1.246     1.064     1.096       N/A     N/A     N/A
Number of Units Outstanding at End of
Period (in thousands).................      74.871      74.485      52.692      13.380     8.845     0.013       N/A     N/A     N/A
FIDELITY VIP EQUITY-INCOME PORTFOLIO (SERVICE CLASS 2)
Unit Value:
  Beginning of Period.................       1.618       1.511       1.198       1.036     1.045     1.000       N/A     N/A     N/A
  End of Period.......................       1.529       1.618       1.511       1.198     1.036     1.045       N/A     N/A     N/A
Number of Units Outstanding at End of
Period (in thousands).................     365.796     382.705     412.756      34.610    37.378     0.047       N/A     N/A     N/A
FIDELITY VIP FREEDOM 2005 PORTFOLIO (SERVICE CLASS 2)
Unit Value:
  Beginning of Period.................       1.239       1.206       1.116       1.034     1.049     1.000       N/A     N/A     N/A
  End of Period.......................       1.217       1.239       1.206       1.116     1.034     1.049       N/A     N/A     N/A
Number of Units Outstanding at End of
Period (in thousands).................       0.788       0.678       0.577       0.479     0.310     0.089       N/A     N/A     N/A
FIDELITY VIP FREEDOM 2010 PORTFOLIO (SERVICE CLASS 2)
Unit Value:
  Beginning of Period.................       1.318       1.282       1.147       1.042     1.060     1.000       N/A     N/A     N/A
  End of Period.......................       1.294       1.318       1.282       1.147     1.042     1.060       N/A     N/A     N/A
Number of Units Outstanding at End of
Period (in thousands).................       2.311       2.097       1.799       1.483     0.960     0.208       N/A     N/A     N/A
FIDELITY VIP FREEDOM 2015 PORTFOLIO (SERVICE CLASS 2)
Unit Value:
  Beginning of Period.................       1.334       1.294       1.149       1.040     1.060     1.000       N/A     N/A     N/A
  End of Period.......................       1.310       1.334       1.294       1.149     1.040     1.060       N/A     N/A     N/A
Number of Units Outstanding at End of
Period (in thousands).................       6.128      11.338      15.113      12.429    10.055     1.499       N/A     N/A     N/A
FIDELITY VIP FREEDOM 2020 PORTFOLIO (SERVICE CLASS 2)
Unit Value:
  Beginning of Period.................       1.368       1.326       1.161       1.041     1.068     1.000       N/A     N/A     N/A
  End of Period.......................       1.344       1.368       1.326       1.161     1.041     1.068       N/A     N/A     N/A
Number of Units Outstanding at End of
Period (in thousands).................     129.545     129.044     128.885      95.410    73.672    18.414       N/A     N/A     N/A


                                                                           YEAR ENDED DECEMBER 31ST
                                         -------------------------------------------------------------------------------------------
SUB-ACCOUNT                                 2015        2014        2013        2012      2011      2010      2009     2008     2007
---------------------------------------  ----------  ----------  ----------  ---------  --------  --------  --------  -------  -----

FIDELITY VIP FREEDOM 2025 PORTFOLIO (SERVICE CLASS 2)
Unit Value:
  Beginning of Period..................       1.435       1.386       1.173      1.036     1.074     1.000       N/A      N/A    N/A
  End of Period........................       1.409       1.435       1.386      1.173     1.036     1.074       N/A      N/A    N/A
Number of Units Outstanding at End of
Period (in thousands)..................      62.435      52.421      24.860     14.014     5.225     0.214       N/A      N/A    N/A
FIDELITY VIP FREEDOM 2030 PORTFOLIO (SERVICE CLASS 2)
Unit Value:
  Beginning of Period..................       1.454       1.406       1.173      1.032     1.076     1.000       N/A      N/A    N/A
  End of Period........................       1.427       1.454       1.406      1.173     1.032     1.076       N/A      N/A    N/A
Number of Units Outstanding at End of
Period (in thousands)..................      58.551      44.767      30.915     31.606    22.162    18.744       N/A      N/A    N/A
FIDELITY VIP FREEDOM 2035 PORTFOLIO (SERVICE CLASS 2)
Unit Value:
  Beginning of Period..................       1.493       1.445       1.176      1.022     1.081     1.000       N/A      N/A    N/A
  End of Period........................       1.466       1.493       1.445      1.176     1.022     1.081       N/A      N/A    N/A
Number of Units Outstanding at End of
Period (in thousands)..................      73.861      54.416      63.806     18.037     6.221       N/A       N/A      N/A    N/A
FIDELITY VIP FREEDOM 2040 PORTFOLIO (SERVICE CLASS 2)
Unit Value:
  Beginning of Period..................       1.500       1.451       1.176      1.022     1.082     1.000       N/A      N/A    N/A
  End of Period........................       1.473       1.500       1.451      1.176     1.022     1.082       N/A      N/A    N/A
Number of Units Outstanding at End of
Period (in thousands)..................     631.295     348.277     142.159     41.805    14.886     2.356       N/A      N/A    N/A
FIDELITY VIP FREEDOM 2045 PORTFOLIO (SERVICE CLASS 2)
Unit Value:
  Beginning of Period..................       1.510       1.461       1.177      1.019     1.083     1.000       N/A      N/A    N/A
  End of Period........................       1.482       1.510       1.461      1.177     1.019     1.083       N/A      N/A    N/A
Number of Units Outstanding at End of
Period (in thousands)..................      16.667      17.491      16.488      8.942     3.294     0.667       N/A      N/A    N/A
FIDELITY VIP FREEDOM 2050 PORTFOLIO (SERVICE CLASS 2)
Unit Value:
  Beginning of Period..................       1.514       1.465       1.177      1.016     1.085     1.000       N/A      N/A    N/A
  End of Period........................       1.486       1.514       1.465      1.177     1.016     1.085       N/A      N/A    N/A
Number of Units Outstanding at End of
Period (in thousands)..................      75.343      72.695      52.982     19.884    13.608     8.338       N/A      N/A    N/A
FIDELITY VIP FREEDOM INCOME PORTFOLIO (SERVICE CLASS 2)
Unit Value:
  Beginning of Period..................       1.145       1.121       1.079      1.029     1.029     1.000       N/A      N/A    N/A
  End of Period........................       1.124       1.145       1.121      1.079     1.029     1.029       N/A      N/A    N/A
Number of Units Outstanding at End of
Period (in thousands)..................       3.223         N/A       0.369      0.197       N/A       N/A       N/A      N/A    N/A
FIDELITY VIP GROWTH OPPORTUNITIES PORTFOLIO (SERVICE CLASS 2)
Unit Value:
  Beginning of Period..................       1.982       1.794       1.321      1.122     1.115     1.000       N/A      N/A    N/A
  End of Period........................       2.061       1.982       1.794      1.321     1.122     1.115       N/A      N/A    N/A
Number of Units Outstanding at End of
Period (in thousands)..................     144.164     130.193     162.635    238.541   193.920    10.646       N/A      N/A    N/A


                                                                          YEAR ENDED DECEMBER 31ST
                                        --------------------------------------------------------------------------------------------
SUB-ACCOUNT                                2015        2014        2013        2012       2011      2010      2009     2008    2007
--------------------------------------  ----------  ----------  ----------  ---------   --------  --------  --------  -------  -----

FIDELITY VIP INDEX 500 PORTFOLIO (SERVICE CLASS 2)
Unit Value:
  Beginning of Period.................       1.761       1.575       1.209      1.060      1.063     1.000       N/A      N/A    N/A
  End of Period.......................       1.756       1.761       1.575      1.209      1.060     1.063       N/A      N/A    N/A
Number of Units Outstanding at End of
Period (in thousands).................     607.565     418.871     162.709     34.926     11.997       N/A       N/A      N/A    N/A
FIDELITY VIP MID CAP PORTFOLIO (SERVICE CLASS 2)
Unit Value:
  Beginning of Period.................       1.600       1.528       1.140      1.008      1.146     1.000       N/A      N/A    N/A
  End of Period.......................       1.553       1.600       1.528      1.140      1.008     1.146       N/A      N/A    N/A
Number of Units Outstanding at End of
Period (in thousands).................     325.975     317.421     296.168    246.325    135.562   101.305       N/A      N/A    N/A
FIDELITY VIP OVERSEAS PORTFOLIO (SERVICE CLASS 2)
Unit Value:
  Beginning of Period.................       1.270       1.403       1.092      0.919      1.127     1.000       N/A      N/A    N/A
  End of Period.......................       1.295       1.270       1.403      1.092      0.919     1.127       N/A      N/A    N/A
Number of Units Outstanding at End of
Period (in thousands).................      29.801       8.438       7.342      1.558      0.721   117.725       N/A      N/A    N/A
FIDELITY VIP STRATEGIC INCOME PORTFOLIO (SERVICE CLASS 2)
Unit Value:
  Beginning of Period.................       1.178       1.155       1.170      1.075      1.043     1.000       N/A      N/A    N/A
  End of Period.......................       1.141       1.178       1.155      1.170      1.075     1.043       N/A      N/A    N/A
Number of Units Outstanding at End of
Period (in thousands).................     463.583     468.005     308.093    446.255    216.352     6.761       N/A      N/A    N/A
FT VIP FRANKLIN GLOBAL COMMUNICATIONS FUND (CLASS 2)
(LIQUIDATED ON APRIL 24, 2009)
Unit Value:
  Beginning of Period.................         N/A         N/A         N/A        N/A        N/A       N/A     0.558    1.050  1.000
  End of Period.......................         N/A         N/A         N/A        N/A        N/A       N/A       N/A    0.558  1.050
Number of Units Outstanding at End of
Period (in thousands).................         N/A         N/A         N/A        N/A        N/A       N/A       N/A    1,293     14
FT VIP FRANKLIN INCOME VIP FUND (CLASS 2)
(NAME CHANGED FROM THE FT VIP FRANKLIN INCOME SECURITIES FUND
   (CLASS 2) ON MAY 1, 2014)
Unit Value:
  Beginning of Period.................       1.347       1.305       1.160      1.043      1.032     0.928     0.694    0.999  1.000
  End of Period.......................       1.236       1.347       1.305      1.160      1.043     1.032     0.928    0.694  0.999
Number of Units Outstanding at End of
Period (in thousands).................   1,112.090   1,176.733   1,055.510  1,004.678    848.228   502.176   275.823   12,017     49
FT VIP FRANKLIN MUTUAL GLOBAL DISCOVERY VIP FUND (CLASS 2)
(NAME CHANGED FROM THE FT VIP MUTUAL GLOBAL DISCOVERY SECURITIES
   FUND (CLASS 2) ON MAY 1, 2014)
Unit Value:
  Beginning of Period.................       1.365       1.308       1.039      0.928      0.969     0.877     0.721    1.021  1.000
  End of Period.......................       1.298       1.365       1.308      1.039      0.928     0.969     0.877    0.721  1.021
Number of Units Outstanding at End of
Period (in thousands).................     642.894     637.112     540.989    460.974    432.360   201.454   133.519    8,181     14


                                                                          YEAR ENDED DECEMBER 31ST
                                       ---------------------------------------------------------------------------------------------
SUB-ACCOUNT                               2015        2014        2013        2012       2011      2010      2009      2008    2007
-------------------------------------   ---------  ----------  ----------  ----------  --------  --------  --------  -------  ------

FT VIP FRANKLIN MUTUAL SHARES VIP FUND (CLASS 2)
(NAME CHANGED FROM THE FT VIP MUTUAL SHARES SECURITIES FUND
   (CLASS 2) ON MAY 1, 2014)
Unit Value:
  Beginning of Period................       1.236       1.169       0.924       0.819     0.839     0.764     0.614    0.989   1.000
  End of Period......................       1.160       1.236       1.169       0.924     0.819     0.839     0.764    0.614   0.989
Number of Units Outstanding at End of
Period (in thousands)................     104.134      85.632      75.587     105.780   119.274    86.449    55.041   11,769     N/A
FT VIP FRANKLIN SMALL CAP VALUE VIP FUND (CLASS 2)
(NAME CHANGED FROM THE FT VIP FRANKLIN SMALL CAP VALUE SECURITIES
   FUND (CLASS 2) ON MAY 1, 2014)
Unit Value:
  Beginning of Period................       1.484       1.495       1.112       0.951     1.001     0.791     0.621    0.939   1.000
  End of Period......................       1.356       1.484       1.495       1.112     0.951     1.001     0.791    0.621   0.939
Number of Units Outstanding at End of
Period (in thousands)................      73.893      87.748      79.808      88.781    75.567    38.192    27.518    5,573     411
FT VIP TEMPLETON GLOBAL ASSET ALLOCATION FUND (CLASS 2)
(LIQUIDATED APRIL 30, 2010)
Unit Value:
  Beginning of Period................         N/A         N/A         N/A         N/A       N/A     0.929     0.773    1.046   1.000
  End of Period......................         N/A         N/A         N/A         N/A       N/A       N/A     0.929    0.773   1.046
Number of Units Outstanding at End of
Period (in thousands)................         N/A         N/A         N/A         N/A       N/A       N/A     6.122      428     N/A
FT VIP TEMPLETON GROWTH VIP FUND (CLASS 2)
(NAME CHANGED FROM THE FT VIP TEMPLETON GROWTH SECURITIES FUND
   (CLASS 2) ON MAY 1, 2014)
Unit Value:
  Beginning of Period................       1.061       1.106       0.857       0.717     0.781     0.737     0.569    1.000   1.000
  End of Period......................       0.979       1.061       1.106       0.857     0.717     0.781     0.737    0.569   1.000
Number of Units Outstanding at End of
Period (in thousands)................      84.077      71.612      54.076      43.024    60.909    22.438     6.808    1,692      43
INVESCO V.I. AMERICAN FRANCHISE FUND (SERIES II SHARES)
(INVESCO V.I. LEISURE FUND (SERIES II SHARES) MERGED INTO THIS FUND ON
   APRIL 27, 2012; NAME CHANGED FROM THE INVESCO VAN KAMPEN V.I.
   CAPITAL GROWTH FUND (SERIES II SHARES) ON APRIL 30, 2012; NAME
   CHANGED FROM THE INVESCO VAN KAMPEN V.I. AMERICAN FRANCHISE
   FUND (SERIES II SHARES) ON MAY 1, 2013)
Unit Value:
  Beginning of Period................       1.342       1.257       0.911         N/A       N/A       N/A       N/A      N/A     N/A
  End of Period......................       1.387       1.342       1.257       0.911       N/A       N/A       N/A      N/A     N/A
Number of Units Outstanding at End of
Period (in thousands)................      11.168      10.588       9.021       7.400       N/A       N/A       N/A      N/A     N/A
INVESCO V.I. CORE EQUITY FUND (SERIES II SHARES)
(NAME CHANGED FROM THE AIM V.I. CORE EQUITY FUND (SERIES II
   SHARES) ON APRIL 30, 2010)
Unit Value:
  Beginning of Period................       1.417       1.331       1.046       0.933     0.948     0.879     0.696    1.012   1.000
  End of Period......................       1.314       1.417       1.331       1.046     0.933     0.948     0.879    0.696   1.012
Number of Units Outstanding at End of
Period (in thousands)................     137.657     137.743     136.075     120.981   113.984   111.532   137.605    1,185     N/A


                                                                          YEAR ENDED DECEMBER 31ST
                                       ---------------------------------------------------------------------------------------------
SUB-ACCOUNT                               2015        2014        2013        2012       2011      2010       2009     2008     2007
-------------------------------------  ----------  ----------  ----------  ----------  --------  --------   --------  -------  -----

INVESCO V.I. GLOBAL HEALTH CARE FUND (SERIES II SHARES)
(NAME CHANGED FROM THE AIM V.I. GLOBAL HEALTH CARE FUND
   (SERIES II SHARES) ON APRIL 30, 2010)
Unit Value:
  Beginning of Period................       2.019       1.714       1.239       1.041     1.017     1.000        N/A      N/A    N/A
  End of Period......................       2.051       2.019       1.714       1.239     1.041     1.017        N/A      N/A    N/A
Number of Units Outstanding at End of
Period (in thousands)................     156.879     192.098     244.423      57.770    59.054     0.137        N/A      N/A    N/A
INVESCO V.I. LEISURE FUND (SERIES II SHARES)
(NAME CHANGED FROM AIM V.I. LEISURE FUND (SERIES II SHARES) ON
   APRIL 30, 2010); MERGED INTO THE INVESCO VAN KAMPEN V.I. CAPITAL
   GROWTH FUND (SERIES II SHARES) ON APRIL 27, 2012; NAME CHANGED
   TO THE INVESCO VAN KAMPEN V.I. AMERICAN FRANCHISE FUND
   (SERIES II SHARES) ON APRIL 30, 2012; NAME CHANGED TO INVESCO V.I.
   AMERICAN FRANCHISE FUND (SERIES II SHARES) ON MAY 1, 2013)
Unit Value:
  Beginning of Period................         N/A         N/A         N/A       0.776     0.819     0.682      0.522    0.930  1.000
  End of Period......................         N/A         N/A         N/A         N/A     0.776     0.819      0.682    0.522  0.930
Number of Units Outstanding at End of
Period (in thousands)................         N/A         N/A         N/A         N/A     5.824     3.714      2.671      808    N/A
INVESCO V.I. MID CAP CORE EQUITY FUND (SERIES II SHARES)
(INVESTMENT OPTION ADDED ON JUNE 2, 2014)
Unit Value:
  Beginning of Period................       0.993         N/A         N/A         N/A       N/A       N/A        N/A      N/A    N/A
  End of Period......................       0.938       0.993         N/A         N/A       N/A       N/A        N/A      N/A    N/A
Number of Units Outstanding at End of
Period (in thousands)................       5.970       0.997         N/A         N/A       N/A       N/A        N/A      N/A    N/A
JANUS ASPEN ENTERPRISE PORTFOLIO (SERVICE SHARES)
Unit Value:
  Beginning of Period................       1.699       1.533       1.177       1.019     1.050     0.847      0.594    1.071  1.000
  End of Period......................       1.740       1.699       1.533       1.177     1.019     1.050      0.847    0.594  1.071
Number of Units Outstanding at End of
Period (in thousands)................     131.868      79.594      75.826      68.811    62.508    50.976     42.666    2,176    N/A
JANUS ASPEN FORTY PORTFOLIO (SERVICE SHARES)
Unit Value:
  Beginning of Period................       1.522       1.422       1.101       0.900     0.980     0.933      0.647    1.178  1.000
  End of Period......................       1.682       1.522       1.422       1.101     0.900     0.980      0.933    0.647  1.178
Number of Units Outstanding at End of
Period (in thousands)................     214.116     171.463     173.414     392.438   175.509   123.968     76.802    6,017     12
JANUS ASPEN PERKINS MID CAP VALUE PORTFOLIO (SERVICE SHARES)
Unit Value:
  Beginning of Period................       1.479       1.382       1.113       1.018     1.063     0.934      0.712    1.002  1.000
  End of Period......................       1.406       1.479       1.382       1.113     1.018     1.063      0.934    0.712  1.002
Number of Units Outstanding at End of
Period (in thousands)................     244.521     225.663     206.274     197.568   172.712   150.107    146.417    4,979      1


                                                                          YEAR ENDED DECEMBER 31ST
                                        --------------------------------------------------------------------------------------------
SUB-ACCOUNT                                2015        2014        2013       2012       2011      2010      2009      2008    2007
--------------------------------------  ----------  ----------  ---------   ---------  --------  --------  --------  -------  ------

JANUS ASPEN PERKINS SMALL COMPANY VALUE PORTFOLIO (SERVICE SHARES)
(LIQUIDATED ON MAY 1, 2009; NAME CHANGED FROM THE JANUS ASPEN
   SMALL COMPANY VALUE PORTFOLIO (SERVICE SHARES) ON
   DECEMBER 31, 2008)
Unit Value:
  Beginning of Period.................         N/A         N/A        N/A         N/A       N/A       N/A     0.587    0.928   1.000
  End of Period.......................         N/A         N/A        N/A         N/A       N/A       N/A       N/A    0.587   0.928
Number of Units Outstanding at End of
Period (in thousands).................         N/A         N/A        N/A         N/A       N/A       N/A       N/A      369     N/A
MFS(R) NEW DISCOVERY SERIES (SERVICE CLASS)
Unit Value:
  Beginning of Period.................       1.624       1.779      1.276       1.069     1.210     1.000       N/A      N/A     N/A
  End of Period.......................       1.568       1.624      1.779       1.276     1.069     1.210       N/A      N/A     N/A
Number of Units Outstanding at End of
Period (in thousands).................      87.042      77.923    148.034      28.690    46.961     4.574       N/A      N/A     N/A
MFS(R) UTILITIES SERIES (SERVICE CLASS)
Unit Value:
  Beginning of Period.................       1.723       1.552      1.308       1.171     1.114     1.000       N/A      N/A     N/A
  End of Period.......................       1.449       1.723      1.552       1.308     1.171     1.114       N/A      N/A     N/A
Number of Units Outstanding at End of
Period (in thousands).................     126.159     158.300     93.277      90.406   136.877     2.899       N/A      N/A     N/A
OPPENHEIMER CONSERVATIVE BALANCED FUND/VA (SERVICE SHARES)
(NAME CHANGED FROM CAPITAL INCOME FUND/VA (SERVICE SHARES) ON
   APRIL 30, 2015; NAME CHANGED FROM OPPENHEIMER BALANCED
   FUND/VA (SERVICE SHARES) ON APRIL 30, 2013)
Unit Value:
  Beginning of Period.................       0.959       0.900      0.808       0.730     0.737     0.663     0.552    0.993   1.000
  End of Period.......................       0.952       0.959      0.900       0.808     0.730     0.737     0.663    0.552   0.993
Number of Units Outstanding at End of
Period (in thousands).................     253.286     264.566    264.812     312.593   284.490   249.744   119.917   14,298      29
OPPENHEIMER GLOBAL FUND/VA (SERVICE SHARES)
(NAME CHANGED FROM OPPENHEIMER GLOBAL SECURITIES FUND/VA
   (SERVICE SHARES) ON APRIL 30, 2013)
Unit Value:
  Beginning of Period.................       1.261       1.251      0.998       0.836     0.926     0.811     0.590    1.001   1.000
  End of Period.......................       1.290       1.261      1.251       0.998     0.836     0.926     0.811    0.590   1.001
Number of Units Outstanding at End of
Period (in thousands).................     575.150     477.894    520.725     419.215   403.251   321.968   269.340   22,947   2,920
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA (SERVICE SHARES)
(NAME CHANGED FROM OPPENHEIMER STRATEGIC BOND FUND/VA (SERVICE
   SHARES) ON APRIL 30, 2010; OPPENHEIMER HIGH INCOME FUND/VA
   (SERVICE SHARES) MERGED INTO THIS FUND ON OCTOBER 26, 2012)
Unit Value:
  Beginning of Period.................       1.292       1.277      1.299       1.163     1.170     1.033     0.884    1.047   1.000
  End of Period.......................       1.243       1.292      1.277       1.299     1.163     1.170     1.033    0.884   1.047
Number of Units Outstanding at End of
Period (in thousands).................     276.733     347.530    520.435     577.767   167.046   230.191    41.064   10,859       4


                                                                           YEAR ENDED DECEMBER 31ST
                                         -------------------------------------------------------------------------------------------
SUB-ACCOUNT                                 2015        2014        2013       2012       2011      2010      2009     2008    2007
---------------------------------------  ----------  ----------  ---------   ---------  --------  --------  --------  ------   -----

OPPENHEIMER HIGH INCOME FUND/VA (SERVICE SHARES)
(MERGED INTO THE OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA
   (SERVICE SHARES) ON OCTOBER 26, 2012)
Unit Value:
  Beginning of Period..................         N/A         N/A        N/A       1.025     1.066     1.000       N/A     N/A     N/A
  End of Period........................         N/A         N/A        N/A         N/A     1.025     1.066       N/A     N/A     N/A
Number of Units Outstanding at End of
Period (in thousands)..................         N/A         N/A        N/A         N/A   100.027     0.990       N/A     N/A     N/A
OPPENHEIMER MAIN STREET SMALL CAP FUND(R)/VA (SERVICE SHARES)
(NAME CHANGED FROM THE OPPENHEIMER MAIN STREET SMALL CAP
   FUND(R)/VA (SERVICE SHARES) ON APRIL 29, 2011; NAME CHANGED FROM
   THE OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA
   (SERVICE SHARES) ON APRIL 30, 2013)
Unit Value:
  Beginning of Period..................       1.642       1.490      1.073       0.924     0.959     0.790     0.584   0.954   1.000
  End of Period........................       1.522       1.642      1.490       1.073     0.924     0.959     0.790   0.584   0.954
Number of Units Outstanding at End of
Period (in thousands)..................     179.166     117.185     83.745      58.362    50.246    51.968    23.148  12,693   2,108
PIONEER DISCIPLINED VALUE VCT PORTFOLIO (CLASS II)
(NAME CHANGED FROM THE PIONEER CULLEN VALUE VCT PORTFOLIO
   (CLASS II) ON JUNE 30, 2012; NAME CHANGED FROM THE PIONEER
   FUNDAMENTAL VALUE VCT PORTFOLIO (CLASS II) ON MAY 1, 2013)
Unit Value:
  Beginning of Period..................       1.178       1.089      0.858       0.786     0.827     0.767     0.671   1.008   1.000
  End of Period........................       1.100       1.178      1.089       0.858     0.786     0.827     0.767   0.671   1.008
Number of Units Outstanding at End of
Period (in thousands)..................     169.489     149.568    140.132     172.280   174.001   134.446    96.740  20,954      49
PIONEER EMERGING MARKETS VCT PORTFOLIO (CLASS II)
Unit Value:
  Beginning of Period..................       0.643       0.747      0.774       0.702     0.931     0.816     0.475   1.154   1.000
  End of Period........................       0.536       0.643      0.747       0.774     0.702     0.931     0.816   0.475   1.154
Number of Units Outstanding at End of
Period (in thousands)..................     277.584     313.309    303.823     319.889   274.562   266.136   165.670   9,381     842
PIONEER MID CAP VALUE VCT PORTFOLIO (CLASS II)
Unit Value:
  Beginning of Period..................       1.376       1.214      0.927       0.847     0.912     0.783     0.634   0.969   1.000
  End of Period........................       1.272       1.376      1.214       0.927     0.847     0.912     0.783   0.634   0.969
Number of Units Outstanding at End of
Period (in thousands)..................     167.234     167.548    133.593     156.417   145.482   129.451    84.029   5,153   1,406
PIONEER SELECT MID CAP GROWTH VCT PORTFOLIO (CLASS I)
(NAME CHANGED FROM THE PIONEER GROWTH OPPORTUNITIES VCT
   PORTFOLIO (CLASS I) ON MAY 1, 2013)
Unit Value:
  Beginning of Period..................       1.566       1.450      1.031       0.976     1.012     0.853     0.598   0.938   1.000
  End of Period........................       1.571       1.566      1.450       1.031     0.976     1.012     0.853   0.598   0.938
Number of Units Outstanding at End of
Period (in thousands)..................     282.755     298.833    295.048     293.968   269.437   258.296   221.457     685      46

    TABLE 2--CONTRACT WITH OPTIONAL STEP-UP DEATH BENEFIT OPTION ELECTED (SEPARATE ACCOUNT CHARGES OF 1.50% OF THE DAILY NET ASSETS OF THE SEPARATE
                                  ACCOUNT)



                                                                                YEAR ENDED DECEMBER 31ST
                                                    --------------------------------------------------------------------------------
SUB-ACCOUNT                                           2015      2014     2013      2012      2011     2010      2009    2008    2007
--------------------------------------------------  --------  -------   -------  --------  -------  --------  --------  -----  -----

GOLDMAN SACHS BALANCED STRATEGY PORTFOLIO (CLASS A)
Unit Value:
  Beginning of Period.............................     1.127    1.118     1.048     0.968    1.001     0.937     0.793  1.012  1.000
  End of Period...................................     1.100    1.127     1.118     1.048    0.968     1.001     0.937  0.793  1.012
Number of Units Outstanding at End of Period (in
thousands)........................................       N/A      N/A       N/A       N/A      N/A       N/A       N/A    N/A    N/A
GOLDMAN SACHS EQUITY GROWTH STRATEGY PORTFOLIO (CLASS A)
Unit Value:
  Beginning of Period.............................     1.037    1.022     0.840     0.729    0.800     0.721     0.566  1.002  1.000
  End of Period...................................     1.030    1.037     1.022     0.840    0.729     0.800     0.721  0.566  1.002
Number of Units Outstanding at End of Period (in
thousands)........................................       N/A      N/A       N/A       N/A      N/A       N/A       N/A    N/A    N/A
GOLDMAN SACHS GROWTH AND INCOME STRATEGY PORTFOLIO (CLASS A)
Unit Value:
  Beginning of Period.............................     1.076    1.069     0.959     0.866    0.911     0.840     0.677  1.012  1.000
  End of Period...................................     1.054    1.076     1.069     0.959    0.866     0.911     0.840  0.677  1.012
Number of Units Outstanding at End of Period (in
thousands)........................................       N/A      N/A       N/A       N/A      N/A       N/A       N/A    N/A    N/A
GOLDMAN SACHS GROWTH STRATEGY PORTFOLIO (CLASS A)
Unit Value:
  Beginning of Period.............................     1.023    1.015     0.871     0.772    0.834     0.760     0.600  1.005  1.000
  End of Period...................................     1.010    1.023     1.015     0.871    0.772     0.834     0.760  0.600  1.005
Number of Units Outstanding at End of Period (in
thousands)........................................   137.183  136.249   136.249   136.249  136.249   136.249   117.390    N/A    N/A
GOLDMAN SACHS INTERNATIONAL REAL ESTATE SECURITIES FUND (CLASS A)
Unit Value:
  Beginning of Period.............................     0.757    0.761     0.730     0.520    0.656     0.591     0.449  0.953  1.000
  End of Period...................................     0.729    0.757     0.761     0.730    0.520     0.656     0.591  0.449  0.953
Number of Units Outstanding at End of Period (in
thousands)........................................       N/A      N/A       N/A       N/A      N/A       N/A       N/A    N/A    N/A
GOLDMAN SACHS REAL ESTATE SECURITIES FUND (CLASS A)
Unit Value:
  Beginning of Period.............................     1.310    1.026     1.020     0.891    0.824     0.658     0.534  0.919  1.000
  End of Period...................................     1.331    1.310     1.026     1.020    0.891     0.824     0.658  0.534  0.919
Number of Units Outstanding at End of Period (in
thousands)........................................       N/A      N/A       N/A       N/A      N/A       N/A       N/A    N/A    N/A
GOLDMAN SACHS TECHNOLOGY OPPORTUNITIES FUND (CLASS A)
(NAME CHANGED FROM THE GOLDMAN SACHS TOLLKEEPER FUND CLASS A ON
   JULY 31, 2010; NAME CHANGED FROM GOLDMAN SACHS TECHNOLOGY TOLLKEEPER
   FUND (CLASS A) ON JULY 31, 2015)
Unit Value:
  Beginning of Period.............................     1.740    1.605     1.267     1.068    1.250     1.021     0.612  1.140  1.000
  End of Period...................................     1.845    1.740     1.605     1.267    1.068     1.250     1.021  0.612  1.140
Number of Units Outstanding at End of Period (in
thousands)........................................       N/A      N/A       N/A       N/A      N/A       N/A       N/A    N/A    N/A


                                                                                YEAR ENDED DECEMBER 31ST
                                                     -------------------------------------------------------------------------------
SUB-ACCOUNT                                            2015     2014      2013     2012      2011     2010      2009    2008   2007
---------------------------------------------------  --------  -------  --------  -------  -------  --------  -------  -----  ------

GOLDMAN SACHS CORE FIXED INCOME FUND (SERVICE SHARES)
Unit Value:
  Beginning of Period..............................     1.241    1.193     1.228    1.168    1.109     1.050    0.930  1.032   1.000
  End of Period....................................     1.226    1.241     1.193    1.228    1.168     1.109    1.050  0.930   1.032
Number of Units Outstanding at End of Period (in
thousands).........................................       N/A      N/A       N/A      N/A      N/A       N/A      N/A    N/A     N/A
GOLDMAN SACHS EQUITY INDEX FUND (SERVICE SHARES)
Unit Value:
  Beginning of Period..............................     1.432    1.284     0.989    0.869    0.867     0.766    0.616  0.996   1.000
  End of Period....................................     1.424    1.432     1.284    0.989    0.869     0.867    0.766  0.616   0.996
Number of Units Outstanding at End of Period (in
thousands).........................................       N/A      N/A       N/A      N/A      N/A       N/A      N/A    N/A     N/A
GOLDMAN SACHS GLOBAL TRENDS ALLOCATION FUND (SERVICE SHARES)
(NAME CHANGED FROM THE GOLDMAN SACHS GLOBAL MARKETS NAVIGATOR FUND
   (SERVICE SHARES) ON APRIL 30, 2015; INVESTMENT OPTION ADDED ON
   MAY 22, 2012)
Unit Value:
  Beginning of Period..............................     1.199    1.171     1.047      N/A      N/A       N/A      N/A    N/A     N/A
  End of Period....................................     1.112    1.199     1.171    1.047      N/A       N/A      N/A    N/A     N/A
Number of Units Outstanding at End of Period (in
thousands).........................................       N/A      N/A       N/A      N/A      N/A       N/A      N/A    N/A     N/A
GOLDMAN SACHS GROWTH OPPORTUNITIES FUND (SERVICE SHARES)
Unit Value:
  Beginning of Period..............................     1.734    1.584     1.217    1.034    1.093     0.930    0.595  1.021   1.000
  End of Period....................................     1.619    1.734     1.584    1.217    1.034     1.093    0.930  0.595   1.021
Number of Units Outstanding at End of Period (in
thousands).........................................       N/A      N/A       N/A      N/A      N/A       N/A      N/A    N/A     N/A
GOLDMAN SACHS HIGH QUALITY FLOATING RATE FUND (SERVICE SHARES)
(NAME CHANGED FROM GOLDMAN SACHS GOVERNMENT INCOME (SERVICE SHARES)
   ON APRIL 30, 2013)
Unit Value:
  Beginning of Period..............................     1.178    1.197     1.211    1.196    1.142     1.102    1.051  1.034   1.000
  End of Period....................................     1.156    1.178     1.197    1.211    1.196     1.142    1.102  1.051   1.034
Number of Units Outstanding at End of Period (in
thousands).........................................       N/A      N/A       N/A      N/A      N/A       N/A      N/A    N/A     N/A
GOLDMAN SACHS LARGE CAP VALUE FUND (SERVICE SHARES)
(NAME CHANGED FROM TO THE GOLDMAN SACHS GROWTH AND INCOME FUND
   (SERVICE SHARES) ON APRIL 30, 2010)
Unit Value:
  Beginning of Period..............................     1.255    1.132     0.864    0.738    0.808     0.740    0.637  0.986   1.000
  End of Period....................................     1.180    1.255     1.132    0.864    0.738     0.808    0.740  0.637   0.986
Number of Units Outstanding at End of Period (in
thousands).........................................       N/A      N/A       N/A      N/A      N/A       N/A      N/A    N/A     N/A
GOLDMAN SACHS MID CAP VALUE FUND (SERVICE SHARES)
Unit Value:
  Beginning of Period..............................     1.704    1.527     1.170    1.005    1.095     1.000      N/A    N/A     N/A
  End of Period....................................     1.519    1.704     1.527    1.170    1.005     1.095      N/A    N/A     N/A
Number of Units Outstanding at End of Period (in
thousands).........................................       N/A      N/A       N/A      N/A      N/A       N/A      N/A    N/A     N/A


                                                                                YEAR ENDED DECEMBER 31ST
                                                    --------------------------------------------------------------------------------
SUB-ACCOUNT                                           2015     2014      2013      2012     2011      2010      2009    2008   2007
--------------------------------------------------  --------  -------  --------  -------   -------  --------  -------  ------  -----

GOLDMAN SACHS GOVERNMENT MONEY MARKET FUND (SERVICE SHARES)
(NAME CHANGED FROM GOLDMAN SACHS MONEY MARKET FUND (SERVICE SHARES)
   ON APRIL 15, 2016)
Unit Value:
  Beginning of Period.............................     0.932    0.946     0.960    0.975     0.990     1.005    1.019   1.011  1.000
  End of Period...................................     0.918    0.932     0.946    0.960     0.975     0.990    1.005   1.019  1.011
Number of Units Outstanding at End of Period (in
thousands)........................................       N/A      N/A       N/A      N/A       N/A       N/A      N/A     N/A    N/A
GOLDMAN SACHS SMALL CAP EQUITY INSIGHTS FUND (SERVICE SHARES)
(NAME CHANGED FROM GOLDMAN SACHS STRUCTURED SMALL CAP EQUITY FUND
   (SERVICE SHARES) ON APRIL 30, 2014)
Unit Value:
  Beginning of Period.............................     1.494    1.422     1.066    0.962     0.973     0.761    0.607   0.937  1.000
  End of Period...................................     1.435    1.494     1.422    1.066     0.962     0.973    0.761   0.607  0.937
Number of Units Outstanding at End of Period (in
thousands)........................................       N/A      N/A       N/A      N/A       N/A       N/A      N/A     N/A    N/A
GOLDMAN SACHS STRATEGIC GROWTH FUND (SERVICE SHARES)
(NAME CHANGED FROM GOLDMAN SACHS CAPITAL GROWTH FUND (SERVICE SHARES)
   ON APRIL 30, 2010)
Unit Value:
  Beginning of Period.............................     1.514    1.356     1.043    0.885     0.925     0.850    0.585   1.023  1.000
  End of Period...................................     1.538    1.514     1.356    1.043     0.885     0.925    0.850   0.585  1.023
Number of Units Outstanding at End of Period (in
thousands)........................................       N/A      N/A       N/A      N/A       N/A       N/A      N/A     N/A    N/A
GOLDMAN SACHS STRATEGIC INTERNATIONAL EQUITY FUND (SERVICE SHARES)
Unit Value:
  Beginning of Period.............................     0.828    0.911     0.748    0.628     0.751     0.693    0.548   1.033  1.000
  End of Period...................................     0.822    0.828     0.911    0.748     0.628     0.751    0.693   0.548  1.033
Number of Units Outstanding at End of Period (in
thousands)........................................       N/A      N/A       N/A      N/A       N/A       N/A      N/A     N/A    N/A
GOLDMAN SACHS U.S. EQUITY INSIGHTS FUND (SERVICE SHARES)
(NAME CHANGED FROM GOLDMAN SACHS STRUCTURED U.S. EQUITY FUND (SERVICE
   SHARES) ON APRIL 30, 2014)
Unit Value:
  Beginning of Period.............................     1.408    1.230     0.910    0.810     0.791     0.713    0.599   0.968  1.000
  End of Period...................................     1.381    1.408     1.230    0.910     0.810     0.791    0.713   0.599  0.968
Number of Units Outstanding at End of Period (in
thousands)........................................       N/A      N/A       N/A      N/A       N/A       N/A      N/A     N/A    N/A
ALLIANCEBERNSTEIN VPS AMERICAS GOVERNMENT INCOME PORTFOLIO (CLASS B)
(MERGED INTO THE ALLIANCEBERNSTEIN VPS INTERMEDIATE BOND PORTFOLIO
   (CLASS B) ON APRIL 25, 2008)
Unit Value:
  Beginning of Period.............................       N/A      N/A       N/A      N/A       N/A       N/A      N/A   1.046  1.000
  End of Period...................................       N/A      N/A       N/A      N/A       N/A       N/A      N/A     N/A  1.046
Number of Units Outstanding at End of Period (in
thousands)........................................       N/A      N/A       N/A      N/A       N/A       N/A      N/A     N/A    N/A


                                                                              YEAR ENDED DECEMBER 31ST
                                                 -----------------------------------------------------------------------------------
SUB-ACCOUNT                                        2015      2014      2013      2012      2011      2010      2009     2008   2007
-----------------------------------------------  --------  --------  --------  --------  --------  --------  --------  -----  ------

AB VPS INTERMEDIATE BOND PORTFOLIO (CLASS B)
(NAME CHANGED FROM ALLIANCEBERNSTEIN VPS INTERMEDIATE BOND PORTFOLIO
   (CLASS B) ON MAY 1, 2015)
Unit Value:
  Beginning of Period..........................     1.345     1.285     1.336     1.282     1.223     1.140     0.979  1.046   1.000
  End of Period................................     1.322     1.345     1.285     1.336     1.282     1.223     1.140  0.979   1.046
Number of Units Outstanding at End of Period
(in thousands).................................       N/A       N/A       N/A       N/A       N/A       N/A       N/A    N/A     N/A
AB VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B)
(NAME CHANGED FROM ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO
   (CLASS B) ON MAY 1, 2015)
Unit Value:
  Beginning of Period..........................     0.618     0.670     0.555     0.493     0.621     0.605     0.457  0.993   1.000
  End of Period................................     0.623     0.618     0.670     0.555     0.493     0.621     0.605  0.457   0.993
Number of Units Outstanding at End of Period
(in thousands).................................       N/A       N/A       N/A       N/A       N/A       N/A       N/A    N/A     N/A
AB VPS SMALL CAP GROWTH PORTFOLIO (CLASS B)
(CLOSED TO NEW PAYMENT ALLOCATIONS OR TRANSFERS ON JANUARY 31, 2013; NAME
   CHANGED FROM ALLIANCEBERNSTEIN VPS SMALL CAP GROWTH PORTFOLIO (CLASS B)
   ON MAY 1, 2015)
Unit Value:
  Beginning of Period..........................     1.650     1.711     1.195     1.057     1.030     0.766     0.550  1.027   1.000
  End of Period................................     1.600     1.650     1.711     1.195     1.057     1.030     0.766  0.550   1.027
Number of Units Outstanding at End of Period
(in thousands).................................       N/A       N/A       N/A       N/A       N/A       N/A       N/A    N/A     N/A
AB VPS SMALL/MID CAP VALUE PORTFOLIO (CLASS B)
(NAME CHANGED FROM ALLIANCEBERNSTEIN VPS SMALL/MID CAP VALUE PORTFOLIO
   (CLASS B) ON MAY 1, 2015)
Unit Value:
  Beginning of Period..........................     1.597     1.488     1.098     0.941     1.045     0.838     0.597  0.944   1.000
  End of Period................................     1.484     1.597     1.488     1.098     0.941     1.045     0.838  0.597   0.944
Number of Units Outstanding at End of Period
(in thousands).................................       N/A       N/A       N/A       N/A       N/A       N/A       N/A    N/A     N/A
FIDELITY VIP CONTRAFUND(R) PORTFOLIO (SERVICE CLASS 2)
Unit Value:
  Beginning of Period..........................     1.674     1.522     1.180     1.031     1.077     1.000       N/A    N/A     N/A
  End of Period................................     1.655     1.674     1.522     1.180     1.031     1.077       N/A    N/A     N/A
Number of Units Outstanding at End of Period
(in thousands).................................       N/A       N/A       N/A       N/A       N/A       N/A       N/A    N/A     N/A
FIDELITY VIP DISCIPLINED SMALL CAP PORTFOLIO (SERVICE CLASS 2)
Unit Value:
  Beginning of Period..........................     1.740     1.684     1.239     1.061     1.094     1.000       N/A    N/A     N/A
  End of Period................................     1.677     1.740     1.684     1.239     1.061     1.094       N/A    N/A     N/A
Number of Units Outstanding at End of Period
(in thousands).................................       N/A       N/A       N/A       N/A       N/A       N/A       N/A    N/A     N/A
FIDELITY VIP EQUITY-INCOME PORTFOLIO (SERVICE CLASS 2)
Unit Value:
  Beginning of Period..........................     1.602     1.500     1.191     1.033     1.043     1.000       N/A    N/A     N/A
  End of Period................................     1.511     1.602     1.500     1.191     1.033     1.043       N/A    N/A     N/A
Number of Units Outstanding at End of Period
(in thousands).................................       N/A       N/A       N/A       N/A       N/A       N/A       N/A    N/A     N/A


                                                                               YEAR ENDED DECEMBER 31ST
                                                   ---------------------------------------------------------------------------------
SUB-ACCOUNT                                          2015     2014      2013      2012      2011      2010     2009     2008    2007
-------------------------------------------------  -------  --------  --------  --------  --------  --------  -------  ------  -----

FIDELITY VIP FREEDOM 2005 PORTFOLIO (SERVICE CLASS 2)
Unit Value:
  Beginning of Period............................    1.227     1.197     1.110     1.031     1.047     1.000      N/A     N/A    N/A
  End of Period..................................    1.203     1.227     1.197     1.110     1.031     1.047      N/A     N/A    N/A
Number of Units Outstanding at End of Period (in
thousands).......................................      N/A       N/A       N/A       N/A       N/A       N/A      N/A     N/A    N/A
FIDELITY VIP FREEDOM 2010 PORTFOLIO (SERVICE CLASS 2)
Unit Value:
  Beginning of Period............................    1.306     1.272     1.141     1.038     1.058     1.000      N/A     N/A    N/A
  End of Period..................................    1.279     1.306     1.272     1.141     1.038     1.058      N/A     N/A    N/A
Number of Units Outstanding at End of Period (in
thousands).......................................      N/A       N/A       N/A       N/A       N/A       N/A      N/A     N/A    N/A
FIDELITY VIP FREEDOM 2015 PORTFOLIO (SERVICE CLASS 2)
Unit Value:
  Beginning of Period............................    1.322     1.285     1.143     1.037     1.058     1.000      N/A     N/A    N/A
  End of Period..................................    1.295     1.322     1.285     1.143     1.037     1.058      N/A     N/A    N/A
Number of Units Outstanding at End of Period (in
thousands).......................................      N/A       N/A       N/A       N/A       N/A       N/A      N/A     N/A    N/A
FIDELITY VIP FREEDOM 2020 PORTFOLIO (SERVICE CLASS 2)
Unit Value:
  Beginning of Period............................    1.356     1.316     1.155     1.037     1.066     1.000      N/A     N/A    N/A
  End of Period..................................    1.329     1.356     1.316     1.155     1.037     1.066      N/A     N/A    N/A
Number of Units Outstanding at End of Period (in
thousands).......................................      N/A       N/A       N/A       N/A       N/A       N/A      N/A     N/A    N/A
FIDELITY VIP FREEDOM 2025 PORTFOLIO (SERVICE CLASS 2)
Unit Value:
  Beginning of Period............................    1.421     1.376     1.167     1.032     1.073     1.000      N/A     N/A    N/A
  End of Period..................................    1.393     1.421     1.376     1.167     1.032     1.073      N/A     N/A    N/A
Number of Units Outstanding at End of Period (in
thousands).......................................      N/A       N/A       N/A       N/A       N/A       N/A      N/A     N/A    N/A
FIDELITY VIP FREEDOM 2030 PORTFOLIO (SERVICE CLASS 2)
Unit Value:
  Beginning of Period............................    1.440     1.396     1.167     1.029     1.075     1.000      N/A     N/A    N/A
  End of Period..................................    1.411     1.440     1.396     1.167     1.029     1.075      N/A     N/A    N/A
Number of Units Outstanding at End of Period (in
thousands).......................................      N/A       N/A       N/A       N/A       N/A       N/A      N/A     N/A    N/A
FIDELITY VIP FREEDOM 2035 PORTFOLIO (SERVICE CLASS 2)
Unit Value:
  Beginning of Period............................    1.479     1.434     1.170     1.018     1.080     1.000      N/A     N/A    N/A
  End of Period..................................    1.449     1.479     1.434     1.170     1.018     1.080      N/A     N/A    N/A
Number of Units Outstanding at End of Period (in
thousands).......................................      N/A       N/A       N/A       N/A       N/A       N/A      N/A     N/A    N/A
FIDELITY VIP FREEDOM 2040 PORTFOLIO (SERVICE CLASS 2)
Unit Value:
  Beginning of Period............................    1.486     1.441     1.170     1.018     1.080     1.000      N/A     N/A    N/A
  End of Period..................................    1.456     1.486     1.441     1.170     1.018     1.080      N/A     N/A    N/A
Number of Units Outstanding at End of Period (in
thousands).......................................      N/A       N/A       N/A       N/A       N/A       N/A      N/A     N/A    N/A
FIDELITY VIP FREEDOM 2045 PORTFOLIO (SERVICE CLASS 2)
Unit Value:
  Beginning of Period............................    1.496     1.451     1.171     1.016     1.081     1.000      N/A     N/A    N/A
  End of Period..................................    1.465     1.496     1.451     1.171     1.016     1.081      N/A     N/A    N/A
Number of Units Outstanding at End of Period (in
thousands).......................................      N/A       N/A       N/A       N/A       N/A       N/A      N/A     N/A    N/A


                                                                              YEAR ENDED DECEMBER 31ST
                                                 -----------------------------------------------------------------------------------
SUB-ACCOUNT                                        2015      2014      2013      2012      2011      2010      2009     2008   2007
-----------------------------------------------  -------   --------  --------  --------  --------  --------  --------  ------  -----

FIDELITY VIP FREEDOM 2050 PORTFOLIO (SERVICE CLASS 2)
Unit Value:
  Beginning of Period..........................    1.500      1.454     1.170     1.012     1.083     1.000       N/A     N/A    N/A
  End of Period................................    1.469      1.500     1.454     1.170     1.012     1.083       N/A     N/A    N/A
Number of Units Outstanding at End of Period
(in thousands).................................      N/A        N/A       N/A       N/A       N/A       N/A       N/A     N/A    N/A
FIDELITY VIP FREEDOM INCOME PORTFOLIO (SERVICE CLASS 2)
Unit Value:
  Beginning of Period..........................    1.135      1.112     1.073     1.026     1.027     1.000       N/A     N/A    N/A
  End of Period................................    1.111      1.135     1.112     1.073     1.026     1.027       N/A     N/A    N/A
Number of Units Outstanding at End of Period
(in thousands).................................      N/A        N/A       N/A       N/A       N/A       N/A       N/A     N/A    N/A
FIDELITY VIP GROWTH OPPORTUNITIES PORTFOLIO (SERVICE CLASS 2)
Unit Value:
  Beginning of Period..........................    1.963      1.781     1.314     1.118     1.113     1.000       N/A     N/A    N/A
  End of Period................................    2.037      1.963     1.781     1.314     1.118     1.113       N/A     N/A    N/A
Number of Units Outstanding at End of Period
(in thousands).................................      N/A        N/A       N/A       N/A       N/A       N/A       N/A     N/A    N/A
FIDELITY VIP INDEX 500 PORTFOLIO (SERVICE CLASS 2)
Unit Value:
  Beginning of Period..........................    1.744      1.563     1.203     1.056     1.062     1.000       N/A     N/A    N/A
  End of Period................................    1.736      1.744     1.563     1.203     1.056     1.062       N/A     N/A    N/A
Number of Units Outstanding at End of Period
(in thousands).................................      N/A        N/A       N/A       N/A       N/A       N/A       N/A     N/A    N/A
FIDELITY VIP MID CAP PORTFOLIO (SERVICE CLASS 2)
Unit Value:
  Beginning of Period..........................    1.584      1.517     1.134     1.005     1.144     1.000       N/A     N/A    N/A
  End of Period................................    1.535      1.584     1.517     1.134     1.005     1.144       N/A     N/A    N/A
Number of Units Outstanding at End of Period
(in thousands).................................      N/A        N/A       N/A       N/A       N/A       N/A       N/A     N/A    N/A
FIDELITY VIP OVERSEAS PORTFOLIO (SERVICE CLASS 2)
Unit Value:
  Beginning of Period..........................    1.258      1.393     1.086     0.916     1.125     1.000       N/A     N/A    N/A
  End of Period................................    1.280      1.258     1.393     1.086     0.916     1.125       N/A     N/A    N/A
Number of Units Outstanding at End of Period
(in thousands).................................      N/A        N/A       N/A       N/A       N/A       N/A       N/A     N/A    N/A
FIDELITY VIP STRATEGIC INCOME PORTFOLIO (SERVICE CLASS 2)
Unit Value:
  Beginning of Period..........................    1.167      1.146     1.163     1.071     1.041     1.000       N/A     N/A    N/A
  End of Period................................    1.127      1.167     1.146     1.163     1.071     1.041       N/A     N/A    N/A
Number of Units Outstanding at End of Period
(in thousands).................................      N/A        N/A       N/A       N/A       N/A       N/A       N/A     N/A    N/A
FT VIP FRANKLIN GLOBAL COMMUNICATIONS FUND (CLASS 2)
(LIQUIDATED ON APRIL 24, 2009)
Unit Value:
  Beginning of Period..........................      N/A        N/A       N/A       N/A       N/A       N/A     0.557   1.049  1.000
  End of Period................................      N/A        N/A       N/A       N/A       N/A       N/A       N/A   0.557  1.049
Number of Units Outstanding at End of Period
(in thousands).................................      N/A        N/A       N/A       N/A       N/A       N/A       N/A     N/A    N/A


                                                                               YEAR ENDED DECEMBER 31ST
                                                   ---------------------------------------------------------------------------------
SUB-ACCOUNT                                          2015      2014     2013      2012      2011     2010      2009     2008   2007
-------------------------------------------------  --------  --------  -------  --------  --------  -------  --------  -----  ------

FT VIP FRANKLIN INCOME VIP FUND (CLASS 2)
(NAME CHANGED FROM THE FT VIP FRANKLIN INCOME SECURITIES FUND (CLASS 2)
   ON MAY 1, 2014)
Unit Value:
  Beginning of Period............................     1.327     1.288    1.147     1.034     1.025    0.924     0.692  0.998   1.000
  End of Period..................................     1.215     1.327    1.288     1.147     1.034    1.025     0.924  0.692   0.998
Number of Units Outstanding at End of Period (in
thousands).......................................       N/A       N/A      N/A       N/A       N/A      N/A       N/A    N/A     N/A
FT VIP FRANKLIN MUTUAL GLOBAL DISCOVERY VIP FUND (CLASS 2)
(NAME CHANGED FROM THE FT VIP MUTUAL GLOBAL DISCOVERY SECURITIES FUND
   (CLASS 2) ON MAY 1, 2014)
Unit Value:
  Beginning of Period............................     1.345     1.292    1.028     0.920     0.963    0.873     0.719  1.020   1.000
  End of Period..................................     1.276     1.345    1.292     1.028     0.920    0.963     0.873  0.719   1.020
Number of Units Outstanding at End of Period (in
thousands).......................................       N/A       N/A      N/A       N/A       N/A      N/A       N/A    N/A     N/A
FT VIP FRANKLIN MUTUAL SHARES VIP FUND (CLASS 2)
(NAME CHANGED FROM THE FT VIP MUTUAL SHARES SECURITIES FUND (CLASS 2)
   ON MAY 1, 2014)
Unit Value:
  Beginning of Period............................     1.218     1.154    0.914     0.812     0.833    0.760     0.612  0.989   1.000
  End of Period..................................     1.140     1.218    1.154     0.914     0.812    0.833     0.760  0.612   0.989
Number of Units Outstanding at End of Period (in
thousands).......................................       N/A       N/A      N/A       N/A       N/A      N/A       N/A    N/A     N/A
FT VIP FRANKLIN SMALL CAP VALUE VIP FUND (CLASS 2)
(NAME CHANGED FROM THE FT VIP FRANKLIN SMALL CAP VALUE SECURITIES FUND
   (CLASS 2) ON MAY 1, 2014)
Unit Value:
  Beginning of Period............................     1.462     1.476    1.100     0.943     0.995    0.788     0.619  0.938   1.000
  End of Period..................................     1.333     1.462    1.476     1.100     0.943    0.995     0.788  0.619   0.938
Number of Units Outstanding at End of Period (in
thousands).......................................       N/A       N/A      N/A       N/A       N/A      N/A       N/A    N/A     N/A
FT VIP TEMPLETON GLOBAL ASSET ALLOCATION FUND (CLASS 2)
(LIQUIDATED APRIL 30, 2010)
Unit Value:
  Beginning of Period............................       N/A       N/A      N/A       N/A       N/A    0.925     0.771  1.045   1.000
  End of Period..................................       N/A       N/A      N/A       N/A       N/A      N/A     0.925  0.771   1.045
Number of Units Outstanding at End of Period (in
thousands).......................................       N/A       N/A      N/A       N/A       N/A      N/A       N/A    N/A     N/A
FT VIP TEMPLETON GROWTH VIP FUND (CLASS 2)
(NAME CHANGED FROM THE FT VIP TEMPLETON GROWTH SECURITIES FUND (CLASS 2)
   ON MAY 1, 2014)
Unit Value:
  Beginning of Period............................     1.045     1.092    0.848     0.711     0.776    0.733     0.568  0.999   1.000
  End of Period..................................     0.963     1.045    1.092     0.848     0.711    0.776     0.733  0.568   0.999
Number of Units Outstanding at End of Period (in
thousands).......................................       N/A       N/A      N/A       N/A       N/A      N/A       N/A    N/A     N/A


                                                                              YEAR ENDED DECEMBER 31ST
                                                ------------------------------------------------------------------------------------
SUB-ACCOUNT                                       2015      2014      2013      2012      2011       2010      2009     2008    2007
----------------------------------------------  --------  --------  --------  --------  --------   --------  --------  ------  -----

INVESCO V.I. AMERICAN FRANCHISE FUND (SERIES II SHARES)
(INVESCO V.I. LEISURE FUND (SERIES II SHARES) MERGED INTO THIS FUND ON
   APRIL 27, 2012; NAME CHANGED FROM THE INVESCO VAN KAMPEN V.I. CAPITAL
   GROWTH FUND (SERIES II SHARES) ON APRIL 30, 2012; NAME CHANGED FROM
   INVESCO VAN KAMPEN V.I. AMERICAN FRANCHISE FUND (SERIES II SHARES) ON
   MAY 1, 2013)
Unit Value:
  Beginning of Period.........................     1.322     1.241     0.901       N/A       N/A        N/A       N/A     N/A    N/A
  End of Period...............................     1.364     1.322     1.241     0.901       N/A        N/A       N/A     N/A    N/A
Number of Units Outstanding at End of Period
(in thousands)................................       N/A       N/A       N/A       N/A       N/A        N/A       N/A     N/A    N/A
INVESCO V.I. CORE EQUITY FUND (SERIES II SHARES)
(NAME CHANGED FROM THE AIM V.I. CORE EQUITY FUND (SERIES II SHARES) ON
   APRIL 30, 2010)
Unit Value:
  Beginning of Period.........................     1.396     1.314     1.034     0.924     0.941      0.875     0.694   1.011  1.000
  End of Period...............................     1.292     1.396     1.314     1.034     0.924      0.941     0.875   0.694  1.011
Number of Units Outstanding at End of Period
(in thousands)................................       N/A       N/A       N/A       N/A       N/A        N/A       N/A     N/A    N/A
INVESCO V.I. GLOBAL HEALTH CARE FUND (SERIES II SHARES)
(NAME CHANGED FROM THE AIM V.I. GLOBAL HEALTH CARE FUND (SERIES II
   SHARES) ON APRIL 30, 2010)
Unit Value:
  Beginning of Period.........................     2.000     1.701     1.232     1.037     1.015      1.000       N/A     N/A    N/A
  End of Period...............................     2.027     2.000     1.701     1.232     1.037      1.015       N/A     N/A    N/A
Number of Units Outstanding at End of Period
(in thousands)................................       N/A       N/A       N/A       N/A       N/A        N/A       N/A     N/A    N/A
INVESCO V.I. LEISURE FUND (SERIES II SHARES)
(NAME CHANGED FROM AIM V.I. LEISURE FUND (SERIES II SHARES) ON
   APRIL 30, 2010); MERGED INTO INVESCO VAN KAMPEN V.I. CAPITAL GROWTH
   FUND (SERIES II SHARES) ON APRIL 27, 2012; NAME CHANGED TO INVESCO
   VAN KAMPEN V.I. AMERICAN FRANCHISE FUND (SERIES II SHARES) ON
   APRIL 30, 2012; NAME CHANGED TO INVESCO V.I. AMERICAN FRANCHISE FUND
   (SERIES II SHARES) ON MAY 1, 2013)
Unit Value:
  Beginning of Period.........................       N/A       N/A       N/A     0.769     0.814      0.679     0.520   0.930  1.000
  End of Period...............................       N/A       N/A       N/A       N/A     0.769      0.814     0.679   0.520  0.930
Number of Units Outstanding at End of Period
(in thousands)................................       N/A       N/A       N/A       N/A       N/A        N/A       N/A     N/A    N/A
INVESCO V.I. MID CAP CORE EQUITY FUND (SERIES II SHARES)
(INVESTMENT OPTION ADDED ON JUNE 2, 2014)
Unit Value:
  Beginning of Period.........................         1       N/A       N/A       N/A       N/A        N/A       N/A     N/A    N/A
  End of Period...............................     0.935     0.992       N/A       N/A       N/A        N/A       N/A     N/A    N/A
Number of Units Outstanding at End of Period
(in thousands)................................       N/A       N/A       N/A       N/A       N/A        N/A       N/A     N/A    N/A


                                                                              YEAR ENDED DECEMBER 31ST
                                                 -----------------------------------------------------------------------------------
SUB-ACCOUNT                                        2015      2014      2013      2012      2011      2010      2009    2008    2007
-----------------------------------------------  --------  --------  --------  --------  -------   -------   -------   -----  ------

JANUS ASPEN ENTERPRISE PORTFOLIO (SERVICE SHARES)
Unit Value:
  Beginning of Period..........................     1.674     1.514     1.164     1.010    1.043     0.843     0.593   1.071   1.000
  End of Period................................     1.711     1.674     1.514     1.164    1.010     1.043     0.843   0.593   1.071
Number of Units Outstanding at End of Period
(in thousands).................................       N/A       N/A       N/A       N/A      N/A       N/A       N/A     N/A     N/A
JANUS ASPEN FORTY PORTFOLIO (SERVICE SHARES)
Unit Value:
  Beginning of Period..........................     1.500     1.404     1.089     0.892    0.974     0.928     0.645   1.177   1.000
  End of Period................................     1.654     1.500     1.404     1.089    0.892     0.974     0.928   0.645   1.177
Number of Units Outstanding at End of Period
(in thousands).................................       N/A       N/A       N/A       N/A      N/A       N/A       N/A     N/A     N/A
JANUS ASPEN PERKINS MID CAP VALUE PORTFOLIO (SERVICE SHARES)
Unit Value:
  Beginning of Period..........................     1.457     1.364     1.101     1.009    1.056     0.929     0.710   0.999   1.000
  End of Period................................     1.383     1.457     1.364     1.101    1.009     1.056     0.929   0.710   0.999
Number of Units Outstanding at End of Period
(in thousands).................................       N/A       N/A       N/A       N/A      N/A       N/A       N/A     N/A     N/A
JANUS ASPEN PERKINS SMALL COMPANY VALUE PORTFOLIO (SERVICE SHARES)
(LIQUIDATED ON MAY 1, 2009; NAME CHANGED FROM THE JANUS ASPEN SMALL
   COMPANY VALUE PORTFOLIO (SERVICE SHARES) ON DECEMBER 31, 2008)
Unit Value:
  Beginning of Period..........................       N/A       N/A       N/A       N/A      N/A       N/A     0.585   0.928   1.000
  End of Period................................       N/A       N/A       N/A       N/A      N/A       N/A       N/A   0.585   0.928
Number of Units Outstanding at End of Period
(in thousands).................................       N/A       N/A       N/A       N/A      N/A       N/A       N/A     N/A     N/A
MFS(R) NEW DISCOVERY SERIES (SERVICE CLASS)
Unit Value:
  Beginning of Period..........................     1.608     1.765     1.269     1.066    1.209     1.000       N/A     N/A     N/A
  End of Period................................     1.550     1.608     1.765     1.269    1.066     1.209       N/A     N/A     N/A
Number of Units Outstanding at End of Period
(in thousands).................................       N/A       N/A       N/A       N/A      N/A       N/A       N/A     N/A     N/A
MFS(R) UTILITIES SERIES (SERVICE CLASS)
Unit Value:
  Beginning of Period..........................     1.707     1.541     1.301     1.167    1.112     1.000       N/A     N/A     N/A
  End of Period................................     1.433     1.707     1.541     1.301    1.167     1.112       N/A     N/A     N/A
Number of Units Outstanding at End of Period
(in thousands).................................       N/A       N/A       N/A       N/A      N/A       N/A       N/A     N/A     N/A
OPPENHEIMER CONSERVATIVE BALANCED FUND/VA (SERVICE SHARES)
(NAME CHANGED FROM CAPITAL INCOME FUND/VA (SERVICE SHARES) ON
   APRIL 30, 2015; NAME CHANGED FROM OPPENHEIMER BALANCED FUND/VA
   (SERVICE SHARES) ON APRIL 30, 2013)
Unit Value:
  Beginning of Period..........................     0.945     0.888     0.799     0.724    0.732     0.660     0.551   0.993   1.000
  End of Period................................     0.936     0.945     0.888     0.799    0.724     0.732     0.660   0.551   0.993
Number of Units Outstanding at End of Period
(in thousands).................................       N/A       N/A       N/A       N/A      N/A       N/A       N/A     N/A     N/A


                                                                               YEAR ENDED DECEMBER 31ST
                                                  ----------------------------------------------------------------------------------
SUB-ACCOUNT                                         2015      2014      2013     2012      2011      2010      2009     2008   2007
------------------------------------------------  --------  --------  -------   -------  --------  --------  --------  -----   -----

OPPENHEIMER GLOBAL FUND/VA (SERVICE SHARES)
(NAME CHANGED FROM OPPENHEIMER GLOBAL SECURITIES FUND/VA (SERVICE SHARES)
   ON APRIL 30, 2013)
Unit Value:
  Beginning of Period...........................     1.242     1.235    0.988     0.829     0.920     0.807     0.588  1.001   1.000
  End of Period.................................     1.268     1.242    1.235     0.988     0.829     0.920     0.807  0.588   1.001
Number of Units Outstanding at End of Period (in
thousands)......................................       N/A       N/A      N/A       N/A       N/A       N/A       N/A    N/A     N/A
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA (SERVICE SHARES)
(NAME CHANGED FROM OPPENHEIMER STRATEGIC BOND FUND/VA (SERVICE SHARES)
   ON APRIL 30, 2010; OPPENHEIMER HIGH INCOME FUND/VA (SERVICE SHARES)
   MERGED INTO THIS FUND ON OCTOBER 26, 2012)
Unit Value:
  Beginning of Period...........................     1.273     1.261    1.285     1.153     1.163     1.028     0.882  1.047   1.000
  End of Period.................................     1.222     1.273    1.261     1.285     1.153     1.163     1.028  0.882   1.047
Number of Units Outstanding at End of Period (in
thousands)......................................       N/A       N/A      N/A       N/A       N/A       N/A       N/A    N/A     N/A
OPPENHEIMER HIGH INCOME FUND/VA (SERVICE SHARES)
(MERGED INTO THE OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA (SERVICE
   SHARES) ON OCTOBER 26, 2012)
Unit Value:
  Beginning of Period...........................       N/A       N/A      N/A     1.022     1.064     1.000       N/A    N/A     N/A
  End of Period.................................       N/A       N/A      N/A       N/A     1.022     1.064       N/A    N/A     N/A
Number of Units Outstanding at End of Period (in
thousands)......................................       N/A       N/A      N/A       N/A       N/A       N/A       N/A    N/A     N/A
OPPENHEIMER MAIN STREET SMALL CAP FUND(R)/VA (SERVICE SHARES)
(NAME CHANGED FROM THE OPPENHEIMER MAIN STREET SMALL CAP FUND(R)/VA
   (SERVICE SHARES) ON APRIL 29, 2011; NAME CHANGED FROM THE OPPENHEIMER
   MAIN STREET SMALL- & MID-CAP FUND(R)/VA (SERVICE SHARES) ON
   APRIL 30, 2013)
Unit Value:
  Beginning of Period...........................     1.618     1.471    1.062     0.916     0.953     0.786     0.583  0.953   1.000
  End of Period.................................     1.496     1.618    1.471     1.062     0.916     0.953     0.786  0.583   0.953
Number of Units Outstanding at End of Period (in
thousands)......................................       N/A       N/A      N/A       N/A       N/A       N/A       N/A    N/A     N/A
PIONEER DISCIPLINED VALUE VCT PORTFOLIO (CLASS II)
(NAME CHANGED FROM THE PIONEER CULLEN VALUE VCT PORTFOLIO (CLASS II) ON
   JUNE 30, 2012; NAME CHANGED FROM THE PIONEER FUNDAMENTAL VALUE VCT
   PORTFOLIO (CLASS II) ON MAY 1, 2013)
Unit Value:
  Beginning of Period...........................     1.161     1.075    0.849     0.779     0.821     0.763     0.669  1.008   1.000
  End of Period.................................     1.081     1.161    1.075     0.849     0.779     0.821     0.763  0.669   1.008
Number of Units Outstanding at End of Period (in
thousands)......................................       N/A       N/A      N/A       N/A       N/A       N/A       N/A    N/A     N/A
PIONEER EMERGING MARKETS VCT PORTFOLIO (CLASS II)
Unit Value:
  Beginning of Period...........................     0.633     0.737    0.765     0.696     0.925     0.812     0.474  1.153   1.000
  End of Period.................................     0.527     0.633    0.737     0.765     0.696     0.925     0.812  0.474   1.153
Number of Units Outstanding at End of Period (in
thousands)......................................       N/A       N/A      N/A       N/A       N/A       N/A       N/A    N/A     N/A


                                                                                YEAR ENDED DECEMBER 31ST
                                                     -------------------------------------------------------------------------------
SUB-ACCOUNT                                            2015     2014     2013      2012     2011      2010     2009     2008   2007
---------------------------------------------------  -------  --------  -------  --------  -------  --------  -------  -----  ------

PIONEER MID CAP VALUE VCT PORTFOLIO (CLASS II)
Unit Value:
  Beginning of Period..............................    1.356     1.199    0.917     0.840    0.906     0.780    0.632  0.969   1.000
  End of Period....................................    1.250     1.356    1.199     0.917    0.840     0.906    0.780  0.632   0.969
Number of Units Outstanding at End of Period (in
thousands).........................................      N/A       N/A      N/A       N/A      N/A       N/A      N/A    N/A     N/A
PIONEER SELECT MID CAP GROWTH VCT PORTFOLIO (CLASS I)
(NAME CHANGED FROM THE PIONEER GROWTH OPPORTUNITIES VCT PORTFOLIO
   (CLASS I) ON MAY 1, 2013)
Unit Value:
  Beginning of Period..............................    1.543     1.432    1.020     0.968    1.005     0.849    0.596  0.938   1.000
  End of Period....................................    1.545     1.543    1.432     1.020    0.968     1.005    0.849  0.596   0.938
Number of Units Outstanding at End of Period (in
thousands).........................................      N/A       N/A      N/A       N/A      N/A       N/A      N/A    N/A     N/A

      TABLE 3--CONTRACT WITH NO WITHDRAWAL CHARGE BENEFIT RIDER ELECTED (SEPARATE ACCOUNT CHARGES OF 1.65% OF THE DAILY NET ASSETS OF THE SEPARATE
                                  ACCOUNT)



                                                                                 YEAR ENDED DECEMBER 31ST
                                                     -------------------------------------------------------------------------------
SUB-ACCOUNT                                            2015      2014     2013      2012      2011     2010      2009   2008    2007
---------------------------------------------------  --------  --------  -------  --------  --------  -------  -------  -----  -----

GOLDMAN SACHS BALANCED STRATEGY PORTFOLIO (CLASS A)
Unit Value:
  Beginning of Period..............................     1.115     1.107    1.040     0.961     0.996    0.934    0.792  1.011  1.000
  End of Period....................................     1.086     1.115    1.107     1.040     0.961    0.996    0.934  0.792  1.011
Number of Units Outstanding at End of Period (in
thousands).........................................    19.348    15.059    7.867     2.040     1.673    1.634    0.817    252    N/A
GOLDMAN SACHS EQUITY GROWTH STRATEGY PORTFOLIO (CLASS A)
Unit Value:
  Beginning of Period..............................     1.026     1.012    0.833     0.724     0.796    0.719    0.565  1.001  1.000
  End of Period....................................     1.017     1.026    1.012     0.833     0.724    0.796    0.719  0.565  1.001
Number of Units Outstanding at End of Period (in
thousands).........................................     4.309     3.082    2.040     1.113     4.421    1.713    0.784    N/A    N/A
GOLDMAN SACHS GROWTH AND INCOME STRATEGY PORTFOLIO (CLASS A)
Unit Value:
  Beginning of Period..............................     1.064     1.058    0.952     0.860     0.906    0.837    0.676  1.011  1.000
  End of Period....................................     1.041     1.064    1.058     0.952     0.860    0.906    0.837  0.676  1.011
Number of Units Outstanding at End of Period (in
thousands).........................................   129.727   110.898  101.646    93.007    89.568   64.843   43.961  4,435    293
GOLDMAN SACHS GROWTH STRATEGY PORTFOLIO (CLASS A)
Unit Value:
  Beginning of Period..............................     1.012     1.005    0.864     0.767     0.830    0.757    0.599  1.005  1.000
  End of Period....................................     0.997     1.012    1.005     0.864     0.767    0.830    0.757  0.599  1.005
Number of Units Outstanding at End of Period (in
thousands).........................................     5.616     7.056    3.941     1.300     0.457      N/A      N/A    N/A    N/A
GOLDMAN SACHS INTERNATIONAL REAL ESTATE SECURITIES FUND (CLASS A)
Unit Value:
  Beginning of Period..............................     0.749     0.754    0.724     0.517     0.652    0.588    0.448  0.952  1.000
  End of Period....................................     0.720     0.749    0.754     0.724     0.517    0.652    0.588  0.448  0.952
Number of Units Outstanding at End of Period (in
thousands).........................................       N/A       N/A      N/A       N/A     0.034    0.060    0.088    N/A    N/A
GOLDMAN SACHS REAL ESTATE SECURITIES FUND (CLASS A)
Unit Value:
  Beginning of Period..............................     1.296     1.016    1.012     0.885     0.820    0.656    0.533  0.919  1.000
  End of Period....................................     1.314     1.296    1.016     1.012     0.885    0.820    0.656  0.533  0.919
Number of Units Outstanding at End of Period (in
thousands).........................................     7.360     2.385    0.563       N/A       N/A      N/A      N/A    N/A    N/A
GOLDMAN SACHS TECHNOLOGY OPPORTUNITIES FUND (CLASS A)
(NAME CHANGED FROM THE GOLDMAN SACHS TOLLKEEPER FUND CLASS A ON
   JULY 31, 2010; NAME CHANGED FROM GOLDMAN SACHS TECHNOLOGY TOLLKEEPER
   FUND (CLASS A) ON JULY 31, 2015)
Unit Value:
  Beginning of Period..............................     1.720     1.590    1.257     1.061     1.243    1.017    0.611  1.140  1.000
  End of Period....................................     1.822     1.720    1.590     1.257     1.061    1.243    1.017  0.611  1.140
Number of Units Outstanding at End of Period (in
thousands).........................................    26.857    20.161   12.196     5.792    13.579   10.969    0.186    N/A    N/A


                                                                                 YEAR ENDED DECEMBER 31ST
                                                      ------------------------------------------------------------------------------
SUB-ACCOUNT                                             2015      2014     2013     2012      2011     2010     2009    2008   2007
----------------------------------------------------  --------  -------  --------  -------  --------  -------  ------  -----  ------

GOLDMAN SACHS CORE FIXED INCOME FUND (SERVICE SHARES)
Unit Value:
  Beginning of Period...............................     1.227    1.182     1.218    1.160     1.103    1.046   0.928  1.032   1.000
  End of Period.....................................     1.210    1.227     1.182    1.218     1.160    1.103   1.046  0.928   1.032
Number of Units Outstanding at End of Period (in
thousands)..........................................    11.782   12.142    28.255   48.294    49.160   36.649  24.155  5,360   1,379
GOLDMAN SACHS EQUITY INDEX FUND (SERVICE SHARES)
Unit Value:
  Beginning of Period...............................     1.416    1.272     0.981    0.863     0.862    0.763   0.614  0.996   1.000
  End of Period.....................................     1.406    1.416     1.272    0.981     0.863    0.862   0.763  0.614   0.996
Number of Units Outstanding at End of Period (in
thousands)..........................................    11.726   11.726    19.043   18.124    18.124   25.593  10.808    929      59
GOLDMAN SACHS GLOBAL TRENDS ALLOCATION FUND (SERVICE SHARES)
(NAME CHANGED FROM THE GOLDMAN SACHS GLOBAL MARKETS NAVIGATOR FUND
   (SERVICE SHARES) ON APRIL 30, 2015; INVESTMENT OPTION ADDED ON
   MAY 22, 2012)
Unit Value:
  Beginning of Period...............................     1.194    1.168     1.046      N/A       N/A      N/A     N/A    N/A     N/A
  End of Period.....................................     1.106    1.194     1.168    1.046       N/A      N/A     N/A    N/A     N/A
Number of Units Outstanding at End of Period (in
thousands)..........................................     0.306    0.246       N/A      N/A       N/A      N/A     N/A    N/A     N/A
GOLDMAN SACHS GROWTH OPPORTUNITIES FUND (SERVICE SHARES)
Unit Value:
  Beginning of Period...............................     1.714    1.569     1.207    1.027     1.088    0.927   0.594  1.021   1.000
  End of Period.....................................     1.598    1.714     1.569    1.207     1.027    1.088   0.927  0.594   1.021
Number of Units Outstanding at End of Period (in
thousands)..........................................     0.040    1.770     1.853    1.935     2.196    0.240     N/A    N/A     N/A
GOLDMAN SACHS HIGH QUALITY FLOATING RATE FUND (SERVICE SHARES)
(NAME CHANGED FROM GOLDMAN SACHS GOVERNMENT INCOME (SERVICE SHARES) ON
   APRIL 30, 2013)
Unit Value:
  Beginning of Period...............................     1.165    1.186     1.201    1.188     1.136    1.098   1.049  1.034   1.000
  End of Period.....................................     1.141    1.165     1.186    1.201     1.188    1.136   1.098  1.049   1.034
Number of Units Outstanding at End of Period (in
thousands)..........................................    10.899   21.212    24.804  173.253    47.257   63.930   6.732    N/A     N/A
GOLDMAN SACHS LARGE CAP VALUE FUND (SERVICE SHARES)
(NAME CHANGED FROM TO THE GOLDMAN SACHS GROWTH AND INCOME FUND (SERVICE
   SHARES) ON APRIL 30, 2010)
Unit Value:
  Beginning of Period...............................     1.241    1.121     0.857    0.733     0.804    0.737   0.636  0.986   1.000
  End of Period.....................................     1.165    1.241     1.121    0.857     0.733    0.804   0.737  0.636   0.986
Number of Units Outstanding at End of Period (in
thousands)..........................................     0.438      N/A       N/A      N/A       N/A   22.199  36.251    N/A     N/A
GOLDMAN SACHS MID CAP VALUE FUND (SERVICE SHARES)
Unit Value:
  Beginning of Period...............................     1.692    1.519     1.165    1.003     1.094    1.000     N/A    N/A     N/A
  End of Period.....................................     1.506    1.692     1.519    1.165     1.003    1.094     N/A    N/A     N/A
Number of Units Outstanding at End of Period (in
thousands)..........................................     2.386    1.760     1.277    0.804     0.254      N/A     N/A    N/A     N/A


                                                                                YEAR ENDED DECEMBER 31ST
                                                    --------------------------------------------------------------------------------
SUB-ACCOUNT                                           2015     2014      2013      2012      2011     2010     2009    2008    2007
--------------------------------------------------  --------  -------  --------  --------  -------   -------  -------  -----  ------

GOLDMAN SACHS GOVERNMENT MONEY MARKET FUND (SERVICE SHARES)
Unit Value:
  Beginning of Period.............................     0.921    0.937     0.953     0.969    0.985     1.001    1.016  1.011   1.000
  End of Period...................................     0.906    0.921     0.937     0.953    0.969     0.985    1.001  1.016   1.011
Number of Units Outstanding at End of Period (in
thousands)........................................     1.739      N/A       N/A    12.005    2.879     2.411      N/A    N/A     N/A
GOLDMAN SACHS SMALL CAP EQUITY INSIGHTS FUND (SERVICE SHARES)
(NAME CHANGED FROM GOLDMAN SACHS STRUCTURED SMALL CAP EQUITY FUND
   (SERVICE SHARES) ON APRIL 30, 2014)
Unit Value:
  Beginning of Period.............................     1.478    1.408     1.058     0.956    0.968     0.758    0.605  0.936   1.000
  End of Period...................................     1.417    1.478     1.408     1.058    0.956     0.968    0.758  0.605   0.936
Number of Units Outstanding at End of Period (in
thousands)........................................     0.045    0.047     3.525     3.600    3.489     3.256    2.119    N/A     N/A
GOLDMAN SACHS STRATEGIC GROWTH FUND (SERVICE SHARES)
(NAME CHANGED FROM GOLDMAN SACHS CAPITAL GROWTH FUND (SERVICE SHARES)
   ON APRIL 30, 2010)
Unit Value:
  Beginning of Period.............................     1.497    1.343     1.034     0.879    0.920     0.847    0.584  1.022   1.000
  End of Period...................................     1.519    1.497     1.343     1.034    0.879     0.920    0.847  0.584   1.022
Number of Units Outstanding at End of Period (in
thousands)........................................     7.575    5.697     5.344     2.877   14.529    16.648   18.993    N/A     N/A
GOLDMAN SACHS STRATEGIC INTERNATIONAL EQUITY FUND (SERVICE SHARES)
Unit Value:
  Beginning of Period.............................     0.819    0.902     0.741     0.624    0.747     0.690    0.547  1.032   1.000
  End of Period...................................     0.812    0.819     0.902     0.741    0.624     0.747    0.690  0.547   1.032
Number of Units Outstanding at End of Period (in
thousands)........................................       N/A      N/A       N/A       N/A    0.029     0.051    0.071    N/A     N/A
GOLDMAN SACHS U.S. EQUITY INSIGHTS FUND (SERVICE SHARES)
(NAME CHANGED FROM GOLDMAN SACHS STRUCTURED U.S. EQUITY FUND (SERVICE
   SHARES) ON APRIL 30, 2014)
Unit Value:
  Beginning of Period.............................     1.392    1.218     0.903     0.804    0.787     0.711    0.598  0.967   1.000
  End of Period...................................     1.364    1.392     1.218     0.903    0.804     0.787    0.711  0.598   0.967
Number of Units Outstanding at End of Period (in
thousands)........................................    14.982   32.024    17.042       N/A      N/A       N/A      N/A    N/A     N/A
ALLIANCEBERNSTEIN VPS AMERICAS GOVERNMENT INCOME PORTFOLIO (CLASS B)
(MERGED INTO THE ALLIANCEBERNSTEIN VPS INTERMEDIATE BOND PORTFOLIO (CLASS B)
   ON APRIL 25, 2008)
Unit Value:
  Beginning of Period.............................       N/A      N/A       N/A       N/A      N/A       N/A      N/A  1.045   1.000
  End of Period...................................       N/A      N/A       N/A       N/A      N/A       N/A      N/A    N/A   1.045
Number of Units Outstanding at End of Period (in
thousands)........................................       N/A      N/A       N/A       N/A      N/A       N/A      N/A    N/A     N/A
AB VPS INTERMEDIATE BOND PORTFOLIO (CLASS B)
(NAME CHANGED FROM ALLIANCEBERNSTEIN VPS INTERMEDIATE BOND PORTFOLIO
   (CLASS B) ON MAY 1, 2015)
Unit Value:
  Beginning of Period.............................     1.330    1.273     1.325     1.274    1.217     1.136    0.977  1.045   1.000
  End of Period...................................     1.305    1.330     1.273     1.325    1.274     1.217    1.136  0.977   1.045
Number of Units Outstanding at End of Period (in
thousands)........................................    38.843   53.655   124.112   157.416  103.449   104.453   16.886    N/A     N/A


                                                                               YEAR ENDED DECEMBER 31ST
                                                  ----------------------------------------------------------------------------------
SUB-ACCOUNT                                         2015      2014      2013      2012      2011      2010     2009     2008   2007
------------------------------------------------  --------  --------  --------  --------  --------  --------  -------  -----  ------

AB VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B)
(NAME CHANGED FROM ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO
   (CLASS B) ON MAY 1, 2015)
Unit Value:
  Beginning of Period...........................     0.611     0.664     0.550     0.490     0.618     0.603    0.456  0.992   1.000
  End of Period.................................     0.615     0.611     0.664     0.550     0.490     0.618    0.603  0.456   0.992
Number of Units Outstanding at End of Period (in
thousands)......................................     0.095     0.099     2.410     2.419     2.315     2.115    1.309    N/A     N/A
AB VPS SMALL CAP GROWTH PORTFOLIO (CLASS B)
(CLOSED TO NEW PAYMENT ALLOCATIONS OR TRANSFERS ON JANUARY 31, 2013; NAME
   CHANGED FROM ALLIANCEBERNSTEIN VPS SMALL CAP GROWTH PORTFOLIO (CLASS B)
   ON MAY 1, 2015)
Unit Value:
  Beginning of Period...........................     1.631     1.694     1.185     1.050     1.025     0.763    0.549  1.026   1.000
  End of Period.................................     1.580     1.631     1.694     1.185     1.050     1.025    0.763  0.549   1.026
Number of Units Outstanding at End of Period (in
thousands)......................................    22.233    22.238    22.244    22.251    14.239    13.959   13.959    N/A     N/A
AB VPS SMALL/MID CAP VALUE PORTFOLIO (CLASS B)
(NAME CHANGED FROM ALLIANCEBERNSTEIN VPS SMALL/MID CAP VALUE PORTFOLIO
   (CLASS B) ON MAY 1, 2015)
Unit Value:
  Beginning of Period...........................     1.579     1.474     1.089     0.935     1.040     0.835    0.596  0.943   1.000
  End of Period.................................     1.465     1.579     1.474     1.089     0.935     1.040    0.835  0.596   0.943
Number of Units Outstanding at End of Period (in
thousands)......................................    17.684    16.764    16.800    15.405     0.375       N/A      N/A    N/A     N/A
FIDELITY VIP CONTRAFUND(R) PORTFOLIO (SERVICE CLASS 2)
Unit Value:
  Beginning of Period...........................     1.662     1.513     1.175     1.029     1.076     1.000      N/A    N/A     N/A
  End of Period.................................     1.641     1.662     1.513     1.175     1.029     1.076      N/A    N/A     N/A
Number of Units Outstanding at End of Period (in
thousands)......................................   143.335   110.158    85.953    49.340    29.102    17.085      N/A    N/A     N/A
FIDELITY VIP DISCIPLINED SMALL CAP PORTFOLIO (SERVICE CLASS 2)
Unit Value:
  Beginning of Period...........................     1.728     1.674     1.234     1.058     1.093     1.000      N/A    N/A     N/A
  End of Period.................................     1.662     1.728     1.674     1.234     1.058     1.093      N/A    N/A     N/A
Number of Units Outstanding at End of Period (in
thousands)......................................     7.758     5.453     4.522     0.719     0.243       N/A      N/A    N/A     N/A
FIDELITY VIP EQUITY-INCOME PORTFOLIO (SERVICE CLASS 2)
Unit Value:
  Beginning of Period...........................     1.591     1.491     1.186     1.030     1.042     1.000      N/A    N/A     N/A
  End of Period.................................     1.498     1.591     1.491     1.186     1.030     1.042      N/A    N/A     N/A
Number of Units Outstanding at End of Period (in
thousands)......................................   153.075   124.228    63.632       N/A       N/A       N/A      N/A    N/A     N/A
FIDELITY VIP FREEDOM 2005 PORTFOLIO (SERVICE CLASS 2)
Unit Value:
  Beginning of Period...........................     1.218     1.190     1.106     1.028     1.046     1.000      N/A    N/A     N/A
  End of Period.................................     1.192     1.218     1.190     1.106     1.028     1.046      N/A    N/A     N/A
Number of Units Outstanding at End of Period (in
thousands)......................................       N/A       N/A       N/A       N/A       N/A       N/A      N/A    N/A     N/A


                                                                                YEAR ENDED DECEMBER 31ST
                                                    --------------------------------------------------------------------------------
SUB-ACCOUNT                                           2015     2014      2013      2012      2011      2010     2009    2008    2007
--------------------------------------------------  --------  -------  --------  --------  --------  --------  ------  ------  -----

FIDELITY VIP FREEDOM 2010 PORTFOLIO (SERVICE CLASS 2)
Unit Value:
  Beginning of Period.............................     1.297    1.265     1.136     1.035     1.057     1.000     N/A     N/A    N/A
  End of Period...................................     1.268    1.297     1.265     1.136     1.035     1.057     N/A     N/A    N/A
Number of Units Outstanding at End of Period (in
thousands)........................................       N/A      N/A       N/A       N/A       N/A       N/A     N/A     N/A    N/A
FIDELITY VIP FREEDOM 2015 PORTFOLIO (SERVICE CLASS 2)
Unit Value:
  Beginning of Period.............................     1.312    1.277     1.138     1.034     1.057     1.000     N/A     N/A    N/A
  End of Period...................................     1.284    1.312     1.277     1.138     1.034     1.057     N/A     N/A    N/A
Number of Units Outstanding at End of Period (in
thousands)........................................       N/A      N/A       N/A       N/A       N/A       N/A     N/A     N/A    N/A
FIDELITY VIP FREEDOM 2020 PORTFOLIO (SERVICE CLASS 2)
Unit Value:
  Beginning of Period.............................     1.346    1.308     1.151     1.035     1.065     1.000     N/A     N/A    N/A
  End of Period...................................     1.318    1.346     1.308     1.151     1.035     1.065     N/A     N/A    N/A
Number of Units Outstanding at End of Period (in
thousands)........................................     8.654    6.831     6.483     6.507    26.145    20.554     N/A     N/A    N/A
FIDELITY VIP FREEDOM 2025 PORTFOLIO (SERVICE CLASS 2)
Unit Value:
  Beginning of Period.............................     1.411    1.369     1.162     1.029     1.072     1.000     N/A     N/A    N/A
  End of Period...................................     1.381    1.411     1.369     1.162     1.029     1.072     N/A     N/A    N/A
Number of Units Outstanding at End of Period (in
thousands)........................................       N/A    1.961     1.318       N/A       N/A       N/A     N/A     N/A    N/A
FIDELITY VIP FREEDOM 2030 PORTFOLIO (SERVICE CLASS 2)
Unit Value:
  Beginning of Period.............................     1.430    1.388     1.162     1.026     1.074     1.000     N/A     N/A    N/A
  End of Period...................................     1.399    1.430     1.388     1.162     1.026     1.074     N/A     N/A    N/A
Number of Units Outstanding at End of Period (in
thousands)........................................       N/A      N/A       N/A     0.124       N/A       N/A     N/A     N/A    N/A
FIDELITY VIP FREEDOM 2035 PORTFOLIO (SERVICE CLASS 2)
Unit Value:
  Beginning of Period.............................     1.468    1.426     1.165     1.016     1.079     1.000     N/A     N/A    N/A
  End of Period...................................     1.437    1.468     1.426     1.165     1.016     1.079     N/A     N/A    N/A
Number of Units Outstanding at End of Period (in
thousands)........................................     1.165    0.963     0.757     0.535     0.811       N/A     N/A     N/A    N/A
FIDELITY VIP FREEDOM 2040 PORTFOLIO (SERVICE CLASS 2)
Unit Value:
  Beginning of Period.............................     1.475    1.433     1.165     1.016     1.079     1.000     N/A     N/A    N/A
  End of Period...................................     1.444    1.475     1.433     1.165     1.016     1.079     N/A     N/A    N/A
Number of Units Outstanding at End of Period (in
thousands)........................................     4.913    2.848     0.732       N/A       N/A       N/A     N/A     N/A    N/A
FIDELITY VIP FREEDOM 2045 PORTFOLIO (SERVICE CLASS 2)
Unit Value:
  Beginning of Period.............................     1.485    1.442     1.166     1.013     1.080     1.000     N/A     N/A    N/A
  End of Period...................................     1.453    1.485     1.442     1.166     1.013     1.080     N/A     N/A    N/A
Number of Units Outstanding at End of Period (in
thousands)........................................       N/A      N/A     0.090       N/A       N/A       N/A     N/A     N/A    N/A


                                                                               YEAR ENDED DECEMBER 31ST
                                                  ----------------------------------------------------------------------------------
SUB-ACCOUNT                                         2015      2014      2013      2012      2011      2010      2009    2008   2007
------------------------------------------------  --------  --------  --------  --------  --------  --------  -------  ------  -----

FIDELITY VIP FREEDOM 2050 PORTFOLIO (SERVICE CLASS 2)
Unit Value:
  Beginning of Period...........................     1.489     1.446     1.166     1.010     1.082     1.000      N/A     N/A    N/A
  End of Period.................................     1.456     1.489     1.446     1.166     1.010     1.082      N/A     N/A    N/A
Number of Units Outstanding at End of Period (in
thousands)......................................     9.970     8.786     5.208     2.166       N/A       N/A      N/A     N/A    N/A
FIDELITY VIP FREEDOM INCOME PORTFOLIO (SERVICE CLASS 2)
Unit Value:
  Beginning of Period...........................     1.126     1.106     1.069     1.023     1.026     1.000      N/A     N/A    N/A
  End of Period.................................     1.102     1.126     1.106     1.069     1.023     1.026      N/A     N/A    N/A
Number of Units Outstanding at End of Period (in
thousands)......................................       N/A       N/A       N/A       N/A       N/A       N/A      N/A     N/A    N/A
FIDELITY VIP GROWTH OPPORTUNITIES PORTFOLIO (SERVICE CLASS 2)
Unit Value:
  Beginning of Period...........................     1.950     1.771     1.309     1.115     1.112     1.000      N/A     N/A    N/A
  End of Period.................................     2.020     1.950     1.771     1.309     1.115     1.112      N/A     N/A    N/A
Number of Units Outstanding at End of Period (in
thousands)......................................    11.678    11.169     7.524     0.858    11.593    11.334      N/A     N/A    N/A
FIDELITY VIP INDEX 500 PORTFOLIO (SERVICE CLASS 2)
Unit Value:
  Beginning of Period...........................     1.732     1.554     1.198     1.053     1.061     1.000      N/A     N/A    N/A
  End of Period.................................     1.721     1.732     1.554     1.198     1.053     1.061      N/A     N/A    N/A
Number of Units Outstanding at End of Period (in
thousands)......................................    34.786    25.863     7.010     1.511       N/A       N/A      N/A     N/A    N/A
FIDELITY VIP MID CAP PORTFOLIO (SERVICE CLASS 2)
Unit Value:
  Beginning of Period...........................     1.573     1.509     1.129     1.002     1.143     1.000      N/A     N/A    N/A
  End of Period.................................     1.522     1.573     1.509     1.129     1.002     1.143      N/A     N/A    N/A
Number of Units Outstanding at End of Period (in
thousands)......................................    22.081    19.334    17.830    14.181     0.820       N/A      N/A     N/A    N/A
FIDELITY VIP OVERSEAS PORTFOLIO (SERVICE CLASS 2)
Unit Value:
  Beginning of Period...........................     1.249     1.385     1.082     0.914     1.124     1.000      N/A     N/A    N/A
  End of Period.................................     1.269     1.249     1.385     1.082     0.914     1.124      N/A     N/A    N/A
Number of Units Outstanding at End of Period (in
thousands)......................................     1.736     1.204     0.726     0.240       N/A       N/A      N/A     N/A    N/A
FIDELITY VIP STRATEGIC INCOME PORTFOLIO (SERVICE CLASS 2)
Unit Value:
  Beginning of Period...........................     1.159     1.140     1.159     1.069     1.040     1.000      N/A     N/A    N/A
  End of Period.................................     1.118     1.159     1.140     1.159     1.069     1.040      N/A     N/A    N/A
Number of Units Outstanding at End of Period (in
thousands)......................................     5.255    19.953    23.663    14.880    14.698    14.698      N/A     N/A    N/A
FT VIP FRANKLIN GLOBAL COMMUNICATIONS FUND (CLASS 2)
(LIQUIDATED ON APRIL 24, 2009)
Unit Value:
  Beginning of Period...........................       N/A       N/A       N/A       N/A       N/A       N/A    0.555   1.049  1.000
  End of Period.................................       N/A       N/A       N/A       N/A       N/A       N/A      N/A   0.555  1.049
Number of Units Outstanding at End of Period (in
thousands)......................................       N/A       N/A       N/A       N/A       N/A       N/A      N/A     N/A    N/A


                                                                                YEAR ENDED DECEMBER 31ST
                                                    --------------------------------------------------------------------------------
SUB-ACCOUNT                                           2015      2014      2013     2012      2011      2010     2009    2008   2007
--------------------------------------------------  --------  --------  -------  --------  --------  -------  -------  -----  ------

FT VIP FRANKLIN INCOME VIP FUND (CLASS 2)
(NAME CHANGED FROM THE FT VIP FRANKLIN INCOME SECURITIES FUND (CLASS 2)
   ON MAY 1, 2014)
Unit Value:
  Beginning of Period.............................     1.312     1.276    1.138     1.027     1.020    0.921    0.690  0.998   1.000
  End of Period...................................     1.200     1.312    1.276     1.138     1.027    1.020    0.921  0.690   0.998
Number of Units Outstanding at End of Period (in
thousands)........................................   222.665   216.018  193.736   185.932   146.786  122.356   59.874  5,610   1,425
FT VIP FRANKLIN MUTUAL GLOBAL DISCOVERY VIP FUND (CLASS 2)
(NAME CHANGED FROM THE FT VIP MUTUAL GLOBAL DISCOVERY SECURITIES FUND
   (CLASS 2) ON MAY 1, 2014)
Unit Value:
  Beginning of Period.............................     1.330     1.279    1.019     0.914     0.958    0.870    0.717  1.019   1.000
  End of Period...................................     1.260     1.330    1.279     1.019     0.914    0.958    0.870  0.717   1.019
Number of Units Outstanding at End of Period (in
thousands)........................................    27.987    26.809   25.242    23.961    16.657   15.389    9.749  7,485   1,512
FT VIP FRANKLIN MUTUAL SHARES VIP FUND (CLASS 2)
(NAME CHANGED FROM THE FT VIP MUTUAL SHARES SECURITIES FUND (CLASS 2) ON
   MAY 1, 2014)
Unit Value:
  Beginning of Period.............................     1.204     1.143    0.906     0.807     0.829    0.758    0.611  0.988   1.000
  End of Period...................................     1.126     1.204    1.143     0.906     0.807    0.829    0.758  0.611   0.988
Number of Units Outstanding at End of Period (in
thousands)........................................    13.326    13.897   11.810    12.924    12.446    9.881    8.341  5,914   1,431
FT VIP FRANKLIN SMALL CAP VALUE VIP FUND (CLASS 2)
(NAME CHANGED FROM THE FT VIP FRANKLIN SMALL CAP VALUE SECURITIES FUND
   (CLASS 2) ON MAY 1, 2014)
Unit Value:
  Beginning of Period.............................     1.446     1.461    1.091     0.937     0.990    0.785    0.618  0.938   1.000
  End of Period...................................     1.317     1.446    1.461     1.091     0.937    0.990    0.785  0.618   0.938
Number of Units Outstanding at End of Period (in
thousands)........................................    19.372    19.553   18.239     1.891     0.648      N/A      N/A    N/A     N/A
FT VIP TEMPLETON GLOBAL ASSET ALLOCATION FUND (CLASS 2)
(LIQUIDATED APRIL 30, 2010)
Unit Value:
  Beginning of Period.............................       N/A       N/A      N/A       N/A       N/A    0.922    0.769  1.045   1.000
  End of Period...................................       N/A       N/A      N/A       N/A       N/A      N/A    0.922  0.769   1.045
Number of Units Outstanding at End of Period (in
thousands)........................................       N/A       N/A      N/A       N/A       N/A      N/A    1.117    N/A     N/A
FT VIP TEMPLETON GROWTH VIP FUND (CLASS 2)
(NAME CHANGED FROM THE FT VIP TEMPLETON GROWTH SECURITIES FUND (CLASS 2)
   ON MAY 1, 2014)
Unit Value:
  Beginning of Period.............................     1.034     1.082    0.841     0.706     0.772    0.731    0.567  0.999   1.000
  End of Period...................................     0.951     1.034    1.082     0.841     0.706    0.772    0.731  0.567   0.999
Number of Units Outstanding at End of Period (in
thousands)........................................     6.180     5.928    5.933     5.939     5.945    5.952    5.959  5,967   1,416


                                                                               YEAR ENDED DECEMBER 31ST
                                                 -----------------------------------------------------------------------------------
SUB-ACCOUNT                                        2015      2014      2013      2012       2011      2010      2009    2008    2007
-----------------------------------------------  --------  --------  --------  ---------  --------  --------  -------  ------  -----

INVESCO V.I. AMERICAN FRANCHISE FUND (SERIES II SHARES)
(INVESCO V.I. LEISURE FUND (SERIES II SHARES) MERGED INTO THIS FUND ON
   APRIL 27, 2012; NAME CHANGED FROM THE INVESCO VAN KAMPEN V.I. CAPITAL
   GROWTH FUND (SERIES II SHARES) ON APRIL 30, 2012; NAME CHANGED FROM
   INVESCO V.I. AMERICAN FRANCHISE FUND (SERIES II SHARES) ON MAY 1, 2013)
Unit Value:
  Beginning of Period..........................     1.308     1.229     0.894        N/A       N/A       N/A      N/A     N/A    N/A
  End of Period................................     1.347     1.308     1.229      0.894       N/A       N/A      N/A     N/A    N/A
Number of Units Outstanding at End of Period
(in thousands).................................       N/A       N/A       N/A        N/A       N/A       N/A      N/A     N/A    N/A
INVESCO V.I. CORE EQUITY FUND (SERIES II SHARES)
(NAME CHANGED FROM THE AIM V.I. CORE EQUITY FUND (SERIES II SHARES) ON
   APRIL 30, 2010)
Unit Value:
  Beginning of Period..........................     1.380     1.301     1.026      0.918     0.936     0.872    0.692   1.010  1.000
  End of Period................................     1.276     1.380     1.301      1.026     0.918     0.936    0.872   0.692  1.010
Number of Units Outstanding at End of Period
(in thousands).................................    13.056    21.592    20.654     24.143    58.387    61.558   38.996     N/A    N/A
INVESCO V.I. GLOBAL HEALTH CARE FUND (SERIES II SHARES)
(NAME CHANGED FROM THE AIM V.I. GLOBAL HEALTH CARE FUND (SERIES II SHARES)
   ON APRIL 30, 2010)
Unit Value:
  Beginning of Period..........................     1.986     1.692     1.227      1.035     1.014     1.000      N/A     N/A    N/A
  End of Period................................     2.010     1.986     1.692      1.227     1.035     1.014      N/A     N/A    N/A
Number of Units Outstanding at End of Period
(in thousands).................................    46.957    17.755    17.755      0.142       N/A       N/A      N/A     N/A    N/A
INVESCO V.I. LEISURE FUND (SERIES II SHARES)
(NAME CHANGED FROM AIM V.I. LEISURE FUND (SERIES II SHARES) ON
   APRIL 30, 2010); MERGED INTO INVESCO VAN KAMPEN V.I. CAPITAL GROWTH FUND
   (SERIES II SHARES) ON APRIL 27, 2012; NAME CHANGED TO INVESCO VAN
   KAMPEN V.I. AMERICAN FRANCHISE FUND (SERIES II SHARES) ON APRIL 30, 2012;
   NAME CHANGED TO INVESCO V.I. AMERICAN FRANCHISE FUND (SERIES II SHARES) ON
   MAY 1, 2013)
Unit Value:
  Beginning of Period..........................       N/A       N/A       N/A      0.764     0.810     0.677    0.519   0.929  1.000
  End of Period................................       N/A       N/A       N/A        N/A     0.764     0.810    0.677   0.519  0.929
Number of Units Outstanding at End of Period
(in thousands).................................       N/A       N/A       N/A        N/A       N/A       N/A      N/A     N/A    N/A
INVESCO V.I. MID CAP CORE EQUITY FUND (SERIES II SHARES)
(INVESTMENT OPTION ADDED ON JUNE 2, 2014)
Unit Value:
  Beginning of Period..........................     0.991       N/A       N/A        N/A       N/A       N/A      N/A     N/A    N/A
  End of Period................................     0.933     0.991       N/A        N/A       N/A       N/A      N/A     N/A    N/A
Number of Units Outstanding at End of Period
(in thousands).................................       N/A       N/A       N/A        N/A       N/A       N/A      N/A     N/A    N/A
JANUS ASPEN ENTERPRISE PORTFOLIO (SERVICE SHARES)
Unit Value:
  Beginning of Period..........................     1.655     1.499     1.155      1.003     1.037     0.840    0.592   1.070  1.000
  End of Period................................     1.689     1.655     1.499      1.155     1.003     1.037    0.840   0.592  1.070
Number of Units Outstanding at End of Period
(in thousands).................................    47.582    28.126    28.186     25.218    35.443    27.915   27.915     N/A    N/A


                                                                               YEAR ENDED DECEMBER 31ST
                                                  ----------------------------------------------------------------------------------
SUB-ACCOUNT                                         2015      2014      2013      2012      2011      2010     2009    2008    2007
------------------------------------------------  --------  --------  --------  --------  --------  --------  ------   -----  ------

JANUS ASPEN FORTY PORTFOLIO (SERVICE SHARES)
Unit Value:
  Beginning of Period...........................     1.483     1.390     1.080     0.887     0.969     0.925   0.644   1.176   1.000
  End of Period.................................     1.633     1.483     1.390     1.080     0.887     0.969   0.925   0.644   1.176
Number of Units Outstanding at End of Period (in
thousands)......................................    30.071     7.576     9.753     5.586     6.624     4.350   7.882   4,904     N/A
JANUS ASPEN PERKINS MID CAP VALUE PORTFOLIO (SERVICE SHARES)
Unit Value:
  Beginning of Period...........................     1.441     1.351     1.092     1.002     1.050     0.926   0.708   0.999   1.000
  End of Period.................................     1.365     1.441     1.351     1.092     1.002     1.050   0.926   0.708   0.999
Number of Units Outstanding at End of Period (in
thousands)......................................    26.899    26.453    25.621    12.282    11.386    11.942  11.942     N/A     N/A
JANUS ASPEN PERKINS SMALL COMPANY VALUE PORTFOLIO (SERVICE SHARES)
(LIQUIDATED ON MAY 1, 2009; NAME CHANGED FROM THE JANUS ASPEN SMALL
   COMPANY VALUE PORTFOLIO (SERVICE SHARES) ON DECEMBER 31, 2008)
Unit Value:
  Beginning of Period...........................       N/A       N/A       N/A       N/A       N/A       N/A   0.584   0.927   1.000
  End of Period.................................       N/A       N/A       N/A       N/A       N/A       N/A     N/A   0.584   0.927
Number of Units Outstanding at End of Period (in
thousands)......................................       N/A       N/A       N/A       N/A       N/A       N/A     N/A     N/A     N/A
MFS(R) NEW DISCOVERY SERIES (SERVICE CLASS)
Unit Value:
  Beginning of Period...........................     1.597     1.755     1.264     1.063     1.208     1.000     N/A     N/A     N/A
  End of Period.................................     1.537     1.597     1.755     1.264     1.063     1.208     N/A     N/A     N/A
Number of Units Outstanding at End of Period (in
thousands)......................................     5.908     3.662     2.068     0.842     0.228       N/A     N/A     N/A     N/A
MFS(R) UTILITIES SERIES (SERVICE CLASS)
Unit Value:
  Beginning of Period...........................     1.694     1.532     1.296     1.164     1.111     1.000     N/A     N/A     N/A
  End of Period.................................     1.421     1.694     1.532     1.296     1.164     1.111     N/A     N/A     N/A
Number of Units Outstanding at End of Period (in
thousands)......................................    16.041    13.240     8.072     0.139       N/A       N/A     N/A     N/A     N/A
OPPENHEIMER CONSERVATIVE BALANCED FUND/VA (SERVICE SHARES)
(NAME CHANGED FROM CAPITAL INCOME FUND/VA (SERVICE SHARES) ON
   APRIL 30, 2015; NAME CHANGED FROM OPPENHEIMER BALANCED FUND/VA
   (SERVICE SHARES) ON APRIL 30, 2013)
Unit Value:
  Beginning of Period...........................     0.935     0.880     0.793     0.719     0.728     0.657   0.550   0.992   1.000
  End of Period.................................     0.925     0.935     0.880     0.793     0.719     0.728   0.657   0.550   0.992
Number of Units Outstanding at End of Period (in
thousands)......................................    20.777    20.777    25.832     3.228     3.466     8.414     N/A     N/A     N/A
OPPENHEIMER GLOBAL FUND/VA (SERVICE SHARES)
(NAME CHANGED FROM OPPENHEIMER GLOBAL SECURITIES FUND/VA (SERVICE SHARES)
   ON APRIL 30, 2013)
Unit Value:
  Beginning of Period...........................     1.228     1.224     0.980     0.824     0.916     0.805   0.587   1.000   1.000
  End of Period.................................     1.252     1.228     1.224     0.980     0.824     0.916   0.805   0.587   1.000
Number of Units Outstanding at End of Period (in
thousands)......................................    91.362    89.144    82.092    69.832    96.499    97.922  48.500     N/A     N/A


                                                                                YEAR ENDED DECEMBER 31ST
                                                   ---------------------------------------------------------------------------------
SUB-ACCOUNT                                          2015      2014      2013      2012      2011     2010      2009    2008   2007
-------------------------------------------------  --------  --------  --------  --------  -------   -------  -------  -----   -----

OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA (SERVICE SHARES)
(NAME CHANGED FROM OPPENHEIMER STRATEGIC BOND FUND/VA (SERVICE SHARES)
   ON APRIL 30, 2010; OPPENHEIMER HIGH INCOME FUND/VA (SERVICE SHARES)
   MERGED INTO THIS FUND ON OCTOBER 26, 2012)
Unit Value:
  Beginning of Period............................     1.259     1.249     1.274     1.145    1.157     1.025    0.880  1.046   1.000
  End of Period..................................     1.207     1.259     1.249     1.274    1.145     1.157    1.025  0.880   1.046
Number of Units Outstanding at End of Period (in
thousands).......................................     3.363    12.247    11.042     8.782    6.291     9.222    0.790    791      57
OPPENHEIMER HIGH INCOME FUND/VA (SERVICE SHARES)
(MERGED INTO THE OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA (SERVICE
   SHARES) ON OCTOBER 26, 2012)
Unit Value:
  Beginning of Period............................       N/A       N/A       N/A     1.019    1.063     1.000      N/A    N/A     N/A
  End of Period..................................       N/A       N/A       N/A       N/A    1.019     1.063      N/A    N/A     N/A
Number of Units Outstanding at End of Period (in
thousands).......................................       N/A       N/A       N/A       N/A      N/A       N/A      N/A    N/A     N/A
OPPENHEIMER MAIN STREET SMALL CAP FUND(R)/VA (SERVICE SHARES)
(NAME CHANGED FROM THE OPPENHEIMER MAIN STREET SMALL CAP FUND(R)/VA
   (SERVICE SHARES) ON APRIL 29, 2011; NAME CHANGED FROM THE OPPENHEIMER
   MAIN STREET SMALL- & MID-CAP FUND(R)/VA (SERVICE SHARES) ON
   APRIL 30, 2013)
Unit Value:
  Beginning of Period............................     1.600     1.457     1.053     0.910    0.948     0.783    0.582  0.953   1.000
  End of Period..................................     1.477     1.600     1.457     1.053    0.910     0.948    0.783  0.582   0.953
Number of Units Outstanding at End of Period (in
thousands).......................................    36.421    18.663     7.282       N/A      N/A       N/A      N/A    N/A     N/A
PIONEER DISCIPLINED VALUE VCT PORTFOLIO (CLASS II)
(NAME CHANGED FROM THE PIONEER CULLEN VALUE VCT PORTFOLIO (CLASS II) ON
   JUNE 30, 2012; NAME CHANGED FROM THE PIONEER DISCIPLINED VALUE VCT
   PORTFOLIO (CLASS II) ON MAY 1, 2013)
Unit Value:
  Beginning of Period............................     1.148     1.065     0.842     0.774    0.817     0.760    0.668  1.007   1.000
  End of Period..................................     1.068     1.148     1.065     0.842    0.774     0.817    0.760  0.668   1.007
Number of Units Outstanding at End of Period (in
thousands).......................................       N/A       N/A       N/A       N/A      N/A     3.134    1.368    N/A     N/A
PIONEER EMERGING MARKETS VCT PORTFOLIO (CLASS II)
Unit Value:
  Beginning of Period............................     0.626     0.730     0.759     0.691    0.920     0.809    0.473  1.153   1.000
  End of Period..................................     0.520     0.626     0.730     0.759    0.691     0.920    0.809  0.473   1.153
Number of Units Outstanding at End of Period (in
thousands).......................................    44.532    39.515    46.230    53.582   87.107    80.156   53.379    N/A     N/A
PIONEER MID CAP VALUE VCT PORTFOLIO (CLASS II)
Unit Value:
  Beginning of Period............................     1.341     1.187     0.909     0.834    0.901     0.777    0.631  0.968   1.000
  End of Period..................................     1.235     1.341     1.187     0.909    0.834     0.901    0.777  0.631   0.968
Number of Units Outstanding at End of Period (in
thousands).......................................    62.810    54.222    49.050    55.269   46.301    52.516   23.287    929      61


                                                                                 YEAR ENDED DECEMBER 31ST
                                                       -----------------------------------------------------------------------------
SUB-ACCOUNT                                             2015      2014     2013      2012     2011      2010     2009   2008   2007
-----------------------------------------------------  -------  --------  -------  -------  --------  -------  -------  -----  -----

PIONEER SELECT MID CAP GROWTH VCT PORTFOLIO (CLASS I)
(NAME CHANGED FROM THE PIONEER GROWTH OPPORTUNITIES VCT PORTFOLIO
   (CLASS I) ON MAY 1, 2013)
Unit Value:
  Beginning of Period................................    1.526     1.418    1.012    0.962     1.000    0.846    0.595  0.937  1.000
  End of Period......................................    1.525     1.526    1.418    1.012     0.962    1.000    0.846  0.595  0.937
Number of Units Outstanding at End of Period (in
thousands)...........................................   73.241    70.938   70.658   73.933   112.183  114.313   66.448    N/A    N/A

TABLE 4--OPTIONAL STEP-UP DEATH BENEFIT ELECTED AND NO WITHDRAWAL CHARGE RIDER
                            ELECTED (TOTAL 0.55%)
  (SEPARATE ACCOUNT CHARGES OF 1.85% OF THE DAILY NET ASSETS OF THE SEPARATE
                                  ACCOUNT)



                                                                                  YEAR ENDED DECEMBER 31ST
                                                        ----------------------------------------------------------------------------
SUB-ACCOUNT                                             2015     2014     2013     2012     2011     2010     2009     2008     2007
------------------------------------------------------  -----    -----    -----    -----   ------   ------   ------   -----    -----

GOLDMAN SACHS BALANCED STRATEGY PORTFOLIO (CLASS A)
Unit Value:
  Beginning of Period.................................  1.098    1.093    1.029    0.953    0.989    0.929    0.789   1.011    1.000
  End of Period.......................................  1.068    1.098    1.093    1.029    0.953    0.989    0.929   0.789    1.011
Number of Units Outstanding at End of Period (in
thousands)............................................    N/A      N/A      N/A      N/A      N/A      N/A      N/A     N/A      N/A
GOLDMAN SACHS EQUITY GROWTH STRATEGY PORTFOLIO (CLASS A)
Unit Value:
  Beginning of Period.................................  1.010    0.999    0.824    0.718    0.791    0.715    0.564   1.001    1.000
  End of Period.......................................  1.000    1.010    0.999    0.824    0.718    0.791    0.715   0.564    1.001
Number of Units Outstanding at End of Period (in
thousands)............................................    N/A      N/A      N/A      N/A      N/A      N/A      N/A     N/A      N/A
GOLDMAN SACHS GROWTH AND INCOME STRATEGY PORTFOLIO (CLASS A)
Unit Value:
  Beginning of Period.................................  1.048    1.045    0.941    0.853    0.900    0.833    0.674   1.010    1.000
  End of Period.......................................  1.023    1.048    1.045    0.941    0.853    0.900    0.833   0.674    1.010
Number of Units Outstanding at End of Period (in
thousands)............................................    N/A      N/A      N/A      N/A      N/A      N/A      N/A     N/A      N/A
GOLDMAN SACHS GROWTH STRATEGY PORTFOLIO (CLASS A)
Unit Value:
  Beginning of Period.................................  0.997    0.992    0.854    0.760    0.824    0.754    0.597   1.004    1.000
  End of Period.......................................  0.980    0.997    0.992    0.854    0.760    0.824    0.754   0.597    1.004
Number of Units Outstanding at End of Period (in
thousands)............................................    N/A      N/A      N/A      N/A      N/A      N/A      N/A     N/A      N/A
GOLDMAN SACHS INTERNATIONAL REAL ESTATE SECURITIES FUND (CLASS A)
Unit Value:
  Beginning of Period.................................  0.738    0.744    0.716    0.512    0.648    0.586    0.447   0.952    1.000
  End of Period.......................................  0.708    0.738    0.744    0.716    0.512    0.648    0.586   0.447    0.952
Number of Units Outstanding at End of Period (in
thousands)............................................    N/A      N/A      N/A      N/A      N/A      N/A      N/A     N/A      N/A
GOLDMAN SACHS REAL ESTATE SECURITIES FUND (CLASS A)
Unit Value:
  Beginning of Period.................................  1.276    1.003    1.001    0.878    0.814    0.653    0.532   0.918    1.000
  End of Period.......................................  1.292    1.276    1.003    1.001    0.878    0.814    0.653   0.532    0.918
Number of Units Outstanding at End of Period (in
thousands)............................................    N/A      N/A      N/A      N/A      N/A      N/A      N/A     N/A      N/A
GOLDMAN SACHS TECHNOLOGY OPPORTUNITIES FUND (CLASS A)
(NAME CHANGED FROM THE GOLDMAN SACHS TOLLKEEPER FUND CLASS A ON
   JULY 31, 2010; NAME CHANGED FROM GOLDMAN SACHS TECHNOLOGY TOLLKEEPER
   FUND (CLASS A) ON JULY 31, 2015)
Unit Value:
  Beginning of Period.................................  1.695    1.569    1.244    1.051    1.235    1.012    0.609   1.139    1.000
  End of Period.......................................  1.791    1.695    1.569    1.244    1.051    1.235    1.012   0.609    1.139
Number of Units Outstanding at End of Period (in
thousands)............................................    N/A      N/A      N/A      N/A      N/A      N/A      N/A     N/A      N/A


                                                                                  YEAR ENDED DECEMBER 31ST
                                                         ---------------------------------------------------------------------------
SUB-ACCOUNT                                              2015     2014     2013     2012    2011     2010     2009    2008     2007
-------------------------------------------------------  -----   ------   -----    -----    -----   ------   -----    -----    -----

GOLDMAN SACHS CORE FIXED INCOME FUND (SERVICE SHARES)
Unit Value:
  Beginning of Period..................................  1.209    1.167   1.205    1.150    1.096    1.042   0.925    1.031    1.000
  End of Period........................................  1.190    1.209   1.167    1.205    1.150    1.096   1.042    0.925    1.031
Number of Units Outstanding at End of Period (in
thousands).............................................    N/A      N/A     N/A      N/A      N/A      N/A     N/A      N/A      N/A
GOLDMAN SACHS EQUITY INDEX FUND (SERVICE SHARES)
Unit Value:
  Beginning of Period..................................  1.395    1.255   0.970    0.855    0.857    0.759   0.613    0.995    1.000
  End of Period........................................  1.382    1.395   1.255    0.970    0.855    0.857   0.759    0.613    0.995
Number of Units Outstanding at End of Period (in
thousands).............................................    N/A      N/A     N/A      N/A      N/A      N/A     N/A      N/A      N/A
GOLDMAN SACHS GLOBAL TRENDS ALLOCATION FUND (SERVICE SHARES)
(NAME CHANGED FROM THE GOLDMAN SACHS GLOBAL MARKETS NAVIGATOR FUND
   (SERVICE SHARES) ON APRIL 30, 2015; INVESTMENT OPTION ADDED ON MAY 22, 2012)
Unit Value:
  Beginning of Period..................................  1.188    1.164   1.045      N/A      N/A      N/A     N/A      N/A      N/A
  End of Period........................................  1.098    1.188   1.164    1.045      N/A      N/A     N/A      N/A      N/A
Number of Units Outstanding at End of Period (in
thousands).............................................    N/A      N/A     N/A      N/A      N/A      N/A     N/A      N/A      N/A
GOLDMAN SACHS GROWTH OPPORTUNITIES FUND (SERVICE SHARES)
Unit Value:
  Beginning of Period..................................  1.689    1.549   1.194    1.018    1.080    0.922   0.592    1.020    1.000
  End of Period........................................  1.571    1.689   1.549    1.194    1.018    1.080   0.922    0.592    1.020
Number of Units Outstanding at End of Period (in
thousands).............................................    N/A      N/A     N/A      N/A      N/A      N/A     N/A      N/A      N/A
GOLDMAN SACHS HIGH QUALITY FLOATING RATE FUND (SERVICE SHARES)
(NAME CHANGED FROM GOLDMAN SACHS GOVERNMENT INCOME (SERVICE SHARES) ON
   APRIL 30, 2013)
Unit Value:
  Beginning of Period..................................  1.148    1.171   1.188    1.178    1.128    1.093   1.046    1.033    1.000
  End of Period........................................  1.122    1.148   1.171    1.188    1.178    1.128   1.093    1.046    1.033
Number of Units Outstanding at End of Period (in
thousands).............................................    N/A      N/A     N/A      N/A      N/A      N/A     N/A      N/A      N/A
GOLDMAN SACHS LARGE CAP VALUE FUND (SERVICE SHARES)
(NAME CHANGED FROM TO THE GOLDMAN SACHS GROWTH AND INCOME FUND (SERVICE
   SHARES) ON APRIL 30, 2010)
Unit Value:
  Beginning of Period..................................  1.223    1.106   0.848    0.727    0.799    0.734   0.634    0.985    1.000
  End of Period........................................  1.145    1.223   1.106    0.848    0.727    0.799   0.734    0.634    0.985
Number of Units Outstanding at End of Period (in
thousands).............................................    N/A      N/A     N/A      N/A      N/A      N/A     N/A      N/A      N/A
GOLDMAN SACHS MID CAP VALUE FUND (SERVICE SHARES)
Unit Value:
  Beginning of Period..................................  1.676    1.508   1.159    0.999    1.092    1.000     N/A      N/A      N/A
  End of Period........................................  1.489    1.676   1.508    1.159    0.999    1.092     N/A      N/A      N/A
Number of Units Outstanding at End of Period (in
thousands).............................................    N/A      N/A     N/A      N/A      N/A      N/A     N/A      N/A      N/A


                                                                                  YEAR ENDED DECEMBER 31ST
                                                       -----------------------------------------------------------------------------
SUB-ACCOUNT                                             2015     2014     2013     2012     2011     2010     2009    2008     2007
-----------------------------------------------------  ------   ------   ------   ------   -----    -----    -----    -----    -----

GOLDMAN SACHS GOVERNMENT MONEY MARKET FUND (SERVICE SHARES)
(NAME CHANGED FROM GOLDMAN SACHS MONEY MARKET FUND (SERVICE SHARES) ON
   APRIL 15, 2016)
Unit Value:
  Beginning of Period................................   0.908    0.925    0.942    0.960   0.978    0.996    1.014    1.010    1.000
  End of Period......................................   0.891    0.908    0.925    0.942   0.960    0.978    0.996    1.014    1.010
Number of Units Outstanding at End of Period (in
thousands)...........................................     N/A      N/A      N/A      N/A     N/A      N/A      N/A      N/A      N/A
GOLDMAN SACHS SMALL CAP EQUITY INSIGHTS FUND (SERVICE SHARES)
(NAME CHANGED FROM GOLDMAN SACHS STRUCTURED SMALL CAP EQUITY FUND
   (SERVICE SHARES) ON APRIL 30, 2014)
Unit Value:
  Beginning of Period................................   1.456    1.390    1.046    0.947   0.961    0.754    0.604    0.936    1.000
  End of Period......................................   1.393    1.456    1.390    1.046   0.947    0.961    0.754    0.604    0.936
Number of Units Outstanding at End of Period (in
thousands)...........................................     N/A      N/A      N/A      N/A     N/A      N/A      N/A      N/A      N/A
GOLDMAN SACHS STRATEGIC GROWTH FUND (SERVICE SHARES)
(NAME CHANGED FROM GOLDMAN SACHS CAPITAL GROWTH FUND (SERVICE SHARES) ON
   APRIL 30, 2010)
Unit Value:
  Beginning of Period................................   1.475    1.326    1.023    0.871   0.914    0.843    0.582    1.022    1.000
  End of Period......................................   1.493    1.475    1.326    1.023   0.871    0.914    0.843    0.582    1.022
Number of Units Outstanding at End of Period (in
thousands)...........................................     N/A      N/A      N/A      N/A     N/A      N/A      N/A      N/A      N/A
GOLDMAN SACHS STRATEGIC INTERNATIONAL EQUITY FUND (SERVICE SHARES)
Unit Value:
  Beginning of Period................................   0.807    0.891    0.733    0.618   0.742    0.687    0.545    1.031    1.000
  End of Period......................................   0.798    0.807    0.891    0.733   0.618    0.742    0.687    0.545    1.031
Number of Units Outstanding at End of Period (in
thousands)...........................................     N/A      N/A      N/A      N/A     N/A      N/A      N/A      N/A      N/A
GOLDMAN SACHS U.S. EQUITY INSIGHTS FUND (SERVICE SHARES)
(NAME CHANGED FROM GOLDMAN SACHS STRUCTURED U.S. EQUITY FUND (SERVICE
   SHARES) ON APRIL 30, 2014)
Unit Value:
  Beginning of Period................................   1.372    1.203    0.893    0.797   0.782    0.707    0.596    0.967    1.000
  End of Period......................................   1.341    1.372    1.203    0.893   0.797    0.782    0.707    0.596    0.967
Number of Units Outstanding at End of Period (in
thousands)...........................................     N/A      N/A      N/A      N/A     N/A      N/A      N/A      N/A      N/A
ALLIANCEBERNSTEIN VPS AMERICAS GOVERNMENT INCOME PORTFOLIO (CLASS B)
(MERGED INTO THE ALLIANCEBERNSTEIN VPS INTERMEDIATE BOND PORTFOLIO (CLASS B)
   ON APRIL 25, 2008)
Unit Value:
  Beginning of Period................................     N/A      N/A      N/A      N/A     N/A      N/A      N/A    1.044    1.000
  End of Period......................................     N/A      N/A      N/A      N/A     N/A      N/A      N/A      N/A    1.044
Number of Units Outstanding at End of Period (in
thousands)...........................................     N/A      N/A      N/A      N/A     N/A      N/A      N/A      N/A      N/A


                                                                                YEAR ENDED DECEMBER 31ST
                                                    --------------------------------------------------------------------------------
SUB-ACCOUNT                                          2015     2014      2013     2012     2011     2010      2009     2008     2007
--------------------------------------------------  ------    -----    -----    ------    -----    -----    -----    ------   ------

AB VPS INTERMEDIATE BOND PORTFOLIO (CLASS B)
(NAME CHANGED FROM ALLIANCEBERNSTEIN VPS INTERMEDIATE BOND PORTFOLIO
   (CLASS B) ON MAY 1, 2015)
Unit Value:
  Beginning of Period.............................   1.310    1.257    1.311     1.262    1.209    1.131    0.975     1.044    1.000
  End of Period...................................   1.283    1.310    1.257     1.311    1.262    1.209    1.131     0.975    1.044
Number of Units Outstanding at End of Period (in
thousands)........................................     N/A      N/A      N/A       N/A      N/A      N/A      N/A       N/A      N/A
AB VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B)
(NAME CHANGED FROM ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO
   (CLASS B) ON MAY 1, 2015)
Unit Value:
  Beginning of Period.............................   0.602    0.655    0.544     0.485    0.614    0.600    0.455     0.992    1.000
  End of Period...................................   0.605    0.602    0.655     0.544    0.485    0.614    0.600     0.455    0.992
Number of Units Outstanding at End of Period (in
thousands)........................................     N/A      N/A      N/A       N/A      N/A      N/A      N/A       N/A      N/A
AB VPS SMALL CAP GROWTH PORTFOLIO (CLASS B)
(CLOSED TO NEW PAYMENT ALLOCATIONS OR TRANSFERS ON JANUARY 31, 2013; NAME
   CHANGED FROM ALLIANCEBERNSTEIN VPS SMALL CAP GROWTH PORTFOLIO (CLASS B)
   ON MAY 1, 2015)
Unit Value:
  Beginning of Period.............................   1.607    1.672    1.172     1.041    1.018    0.759    0.547     1.025    1.000
  End of Period...................................   1.553    1.607    1.672     1.172    1.041    1.018    0.759     0.547    1.025
Number of Units Outstanding at End of Period (in
thousands)........................................     N/A      N/A      N/A       N/A      N/A      N/A      N/A       N/A      N/A
AB VPS SMALL/MID CAP VALUE PORTFOLIO (CLASS B)
(NAME CHANGED FROM ALLIANCEBERNSTEIN VPS SMALL/MID CAP VALUE PORTFOLIO
   (CLASS B) ON MAY 1, 2015)
Unit Value:
  Beginning of Period.............................   1.556    1.455    1.077     0.926    1.033    0.831    0.594     0.943    1.000
  End of Period...................................   1.440    1.556    1.455     1.077    0.926    1.033    0.831     0.594    0.943
Number of Units Outstanding at End of Period (in
thousands)........................................     N/A      N/A      N/A       N/A      N/A      N/A      N/A       N/A      N/A
FIDELITY VIP CONTRAFUND(R) PORTFOLIO (SERVICE CLASS 2)
Unit Value:
  Beginning of Period.............................   1.646    1.502    1.169     1.025    1.074    1.000      N/A       N/A      N/A
  End of Period...................................   1.622    1.646    1.502     1.169    1.025    1.074      N/A       N/A      N/A
Number of Units Outstanding at End of Period (in
thousands)........................................     N/A      N/A      N/A       N/A      N/A      N/A      N/A       N/A      N/A
FIDELITY VIP DISCIPLINED SMALL CAP PORTFOLIO (SERVICE CLASS 2)
Unit Value:
  Beginning of Period.............................   1.711    1.662    1.227     1.054    1.092    1.000      N/A       N/A      N/A
  End of Period...................................   1.643    1.711    1.662     1.227    1.054    1.092      N/A       N/A      N/A
Number of Units Outstanding at End of Period (in
thousands)........................................     N/A      N/A      N/A       N/A      N/A      N/A      N/A       N/A      N/A
FIDELITY VIP EQUITY-INCOME PORTFOLIO (SERVICE CLASS 2)
Unit Value:
  Beginning of Period.............................   1.576    1.480    1.180     1.027    1.041    1.000      N/A       N/A      N/A
  End of Period...................................   1.481    1.576    1.480     1.180    1.027    1.041      N/A       N/A      N/A
Number of Units Outstanding at End of Period (in
thousands)........................................     N/A      N/A      N/A       N/A      N/A      N/A      N/A       N/A      N/A


                                                                                 YEAR ENDED DECEMBER 31ST
                                                      ------------------------------------------------------------------------------
SUB-ACCOUNT                                            2015     2014     2013     2012     2011     2010     2009     2008      2007
----------------------------------------------------  ------   ------   ------   ------    -----    -----    -----    -----    -----

FIDELITY VIP FREEDOM 2005 PORTFOLIO (SERVICE CLASS 2)
Unit Value:
  Beginning of Period...............................   1.207    1.182    1.100    1.025    1.045    1.000      N/A      N/A      N/A
  End of Period.....................................   1.179    1.207    1.182    1.100    1.025    1.045      N/A      N/A      N/A
Number of Units Outstanding at End of Period (in
thousands)..........................................     N/A      N/A      N/A      N/A      N/A      N/A      N/A      N/A      N/A
FIDELITY VIP FREEDOM 2010 PORTFOLIO (SERVICE CLASS 2)
Unit Value:
  Beginning of Period...............................   1.284    1.256    1.130    1.032    1.056    1.000      N/A      N/A      N/A
  End of Period.....................................   1.254    1.284    1.256    1.130    1.032    1.056      N/A      N/A      N/A
Number of Units Outstanding at End of Period (in
thousands)..........................................     N/A      N/A      N/A      N/A      N/A      N/A      N/A      N/A      N/A
FIDELITY VIP FREEDOM 2015 PORTFOLIO (SERVICE CLASS 2)
Unit Value:
  Beginning of Period...............................   1.300    1.268    1.132    1.031    1.056    1.000      N/A      N/A      N/A
  End of Period.....................................   1.269    1.300    1.268    1.132    1.031    1.056      N/A      N/A      N/A
Number of Units Outstanding at End of Period (in
thousands)..........................................     N/A      N/A      N/A      N/A      N/A      N/A      N/A      N/A      N/A
FIDELITY VIP FREEDOM 2020 PORTFOLIO (SERVICE CLASS 2)
Unit Value:
  Beginning of Period...............................   1.333    1.299    1.144    1.031    1.064    1.000      N/A      N/A      N/A
  End of Period.....................................   1.303    1.333    1.299    1.144    1.031    1.064      N/A      N/A      N/A
Number of Units Outstanding at End of Period (in
thousands)..........................................     N/A      N/A      N/A      N/A      N/A      N/A      N/A      N/A      N/A
FIDELITY VIP FREEDOM 2025 PORTFOLIO (SERVICE CLASS 2)
Unit Value:
  Beginning of Period...............................   1.398    1.358    1.156    1.026    1.070    1.000      N/A      N/A      N/A
  End of Period.....................................   1.365    1.398    1.358    1.156    1.026    1.070      N/A      N/A      N/A
Number of Units Outstanding at End of Period (in
thousands)..........................................     N/A      N/A      N/A      N/A      N/A      N/A      N/A      N/A      N/A
FIDELITY VIP FREEDOM 2030 PORTFOLIO (SERVICE CLASS 2)
Unit Value:
  Beginning of Period...............................   1.416    1.377    1.156    1.022    1.072    1.000      N/A      N/A      N/A
  End of Period.....................................   1.383    1.416    1.377    1.156    1.022    1.072      N/A      N/A      N/A
Number of Units Outstanding at End of Period (in
thousands)..........................................     N/A      N/A      N/A      N/A      N/A      N/A      N/A      N/A      N/A
FIDELITY VIP FREEDOM 2035 PORTFOLIO (SERVICE CLASS 2)
Unit Value:
  Beginning of Period...............................   1.454    1.416    1.159    1.012    1.077    1.000      N/A      N/A      N/A
  End of Period.....................................   1.420    1.454    1.416    1.159    1.012    1.077      N/A      N/A      N/A
Number of Units Outstanding at End of Period (in
thousands)..........................................     N/A      N/A      N/A      N/A      N/A      N/A      N/A      N/A      N/A
FIDELITY VIP FREEDOM 2040 PORTFOLIO (SERVICE CLASS 2)
Unit Value:
  Beginning of Period...............................   1.461    1.422    1.159    1.012    1.078    1.000      N/A      N/A      N/A
  End of Period.....................................   1.427    1.461    1.422    1.159    1.012    1.078      N/A      N/A      N/A
Number of Units Outstanding at End of Period (in
thousands)..........................................     N/A      N/A      N/A      N/A      N/A      N/A      N/A      N/A      N/A
FIDELITY VIP FREEDOM 2045 PORTFOLIO (SERVICE CLASS 2)
Unit Value:
  Beginning of Period...............................   1.471    1.432    1.160    1.010    1.079    1.000      N/A      N/A      N/A
  End of Period.....................................   1.436    1.471    1.432    1.160    1.010    1.079      N/A      N/A      N/A
Number of Units Outstanding at End of Period (in
thousands)..........................................     N/A      N/A      N/A      N/A      N/A      N/A      N/A      N/A      N/A


                                                                                YEAR ENDED DECEMBER 31ST
                                                    --------------------------------------------------------------------------------
SUB-ACCOUNT                                          2015     2014      2013     2012     2011      2010     2009     2008     2007
--------------------------------------------------  ------   ------    -----    ------   ------    -----    ------   ------    -----

FIDELITY VIP FREEDOM 2050 PORTFOLIO (SERVICE CLASS 2)
Unit Value:
  Beginning of Period.............................   1.475    1.435    1.159     1.006    1.081    1.000       N/A      N/A      N/A
  End of Period...................................   1.439    1.475    1.435     1.159    1.006    1.081       N/A      N/A      N/A
Number of Units Outstanding at End of Period (in
thousands)........................................     N/A      N/A      N/A       N/A      N/A      N/A       N/A      N/A      N/A
FIDELITY VIP FREEDOM INCOME PORTFOLIO (SERVICE CLASS 2)
Unit Value:
  Beginning of Period.............................   1.116    1.098    1.063     1.020    1.025    1.000       N/A      N/A      N/A
  End of Period...................................   1.089    1.116    1.098     1.063    1.020    1.025       N/A      N/A      N/A
Number of Units Outstanding at End of Period (in
thousands)........................................     N/A      N/A      N/A       N/A      N/A      N/A       N/A      N/A      N/A
FIDELITY VIP GROWTH OPPORTUNITIES PORTFOLIO (SERVICE CLASS 2)
Unit Value:
  Beginning of Period.............................   1.931    1.758    1.302     1.112    1.111    1.000       N/A      N/A      N/A
  End of Period...................................   1.997    1.931    1.758     1.302    1.112    1.111       N/A      N/A      N/A
Number of Units Outstanding at End of Period (in
thousands)........................................     N/A      N/A      N/A       N/A      N/A      N/A       N/A      N/A      N/A
FIDELITY VIP INDEX 500 PORTFOLIO (SERVICE CLASS 2)
Unit Value:
  Beginning of Period.............................   1.715    1.543    1.191     1.050    1.059    1.000       N/A      N/A      N/A
  End of Period...................................   1.702    1.715    1.543     1.191    1.050    1.059       N/A      N/A      N/A
Number of Units Outstanding at End of Period (in
thousands)........................................     N/A      N/A      N/A       N/A      N/A      N/A       N/A      N/A      N/A
FIDELITY VIP MID CAP PORTFOLIO (SERVICE CLASS 2)
Unit Value:
  Beginning of Period.............................   1.558    1.497    1.123     0.999    1.141    1.000       N/A      N/A      N/A
  End of Period...................................   1.505    1.558    1.497     1.123    0.999    1.141       N/A      N/A      N/A
Number of Units Outstanding at End of Period (in
thousands)........................................     N/A      N/A      N/A       N/A      N/A      N/A       N/A      N/A      N/A
FIDELITY VIP OVERSEAS PORTFOLIO (SERVICE CLASS 2)
Unit Value:
  Beginning of Period.............................   1.237    1.375    1.076     0.911    1.122    1.000       N/A      N/A      N/A
  End of Period...................................   1.255    1.237    1.375     1.076    0.911    1.122       N/A      N/A      N/A
Number of Units Outstanding at End of Period (in
thousands)........................................     N/A      N/A      N/A       N/A      N/A      N/A       N/A      N/A      N/A
FIDELITY VIP STRATEGIC INCOME PORTFOLIO (SERVICE CLASS 2)
Unit Value:
  Beginning of Period.............................   1.148    1.131    1.152     1.065    1.039    1.000       N/A      N/A      N/A
  End of Period...................................   1.105    1.148    1.131     1.152    1.065    1.039       N/A      N/A      N/A
Number of Units Outstanding at End of Period (in
thousands)........................................     N/A      N/A      N/A       N/A      N/A      N/A       N/A      N/A      N/A
FT VIP FRANKLIN GLOBAL COMMUNICATIONS FUND (CLASS 2)
(LIQUIDATED ON APRIL 24, 2009)
Unit Value:
  Beginning of Period.............................     N/A      N/A      N/A       N/A      N/A      N/A     0.554    1.048    1.000
  End of Period...................................     N/A      N/A      N/A       N/A      N/A      N/A       N/A    0.554    1.048
Number of Units Outstanding at End of Period (in
thousands)........................................     N/A      N/A      N/A       N/A      N/A      N/A       N/A      N/A      N/A


                                                                                 YEAR ENDED DECEMBER 31ST
                                                       -----------------------------------------------------------------------------
SUB-ACCOUNT                                            2015     2014     2013     2012     2011     2010     2009     2008     2007
-----------------------------------------------------  -----    -----    -----    -----    -----   ------   ------   ------   ------

FT VIP FRANKLIN INCOME VIP FUND (CLASS 2)
(NAME CHANGED FROM THE FT VIP FRANKLIN INCOME SECURITIES FUND (CLASS 2) ON
   MAY 1, 2014)
Unit Value:
  Beginning of Period................................  1.293    1.259    1.126    1.018    1.013    0.916    0.688    0.997    1.000
  End of Period......................................  1.179    1.293    1.259    1.126    1.018    1.013    0.916    0.688    0.997
Number of Units Outstanding at End of Period (in
thousands)...........................................    N/A      N/A      N/A      N/A      N/A      N/A      N/A      N/A      N/A
FT VIP FRANKLIN MUTUAL GLOBAL DISCOVERY VIP FUND (CLASS 2)
(NAME CHANGED FROM THE FT VIP MUTUAL GLOBAL DISCOVERY SECURITIES FUND
   (CLASS 2) ON MAY 1, 2014)
Unit Value:
  Beginning of Period................................  1.310    1.263    1.008    0.906    0.951    0.866    0.715    1.019    1.000
  End of Period......................................  1.238    1.310    1.263    1.008    0.906    0.951    0.866    0.715    1.019
Number of Units Outstanding at End of Period (in
thousands)...........................................    N/A      N/A      N/A      N/A      N/A      N/A      N/A      N/A      N/A
FT VIP FRANKLIN MUTUAL SHARES VIP FUND (CLASS 2)
(NAME CHANGED FROM THE FT VIP MUTUAL SHARES SECURITIES FUND (CLASS 2) ON
   MAY 1, 2014)
Unit Value:
  Beginning of Period................................  1.186    1.128    0.896    0.799    0.823    0.754    0.610    0.988    1.000
  End of Period......................................  1.107    1.186    1.128    0.896    0.799    0.823    0.754    0.610    0.988
Number of Units Outstanding at End of Period (in
thousands)...........................................    N/A      N/A      N/A      N/A      N/A      N/A      N/A      N/A      N/A
FT VIP FRANKLIN SMALL CAP VALUE VIP FUND (CLASS 2)
(NAME CHANGED FROM THE FT VIP FRANKLIN SMALL CAP VALUE SECURITIES FUND
   (CLASS 2) ON MAY 1, 2014)
Unit Value:
  Beginning of Period................................  1.424    1.443    1.079    0.928    0.983    0.781    0.616    0.937    1.000
  End of Period......................................  1.294    1.424    1.443    1.079    0.928    0.983    0.781    0.616    0.937
Number of Units Outstanding at End of Period (in
thousands)...........................................    N/A      N/A      N/A      N/A      N/A      N/A      N/A      N/A      N/A
FT VIP TEMPLETON GLOBAL ASSET ALLOCATION FUND (CLASS 2)
(LIQUIDATED APRIL 30, 2010)
Unit Value:
  Beginning of Period................................    N/A      N/A      N/A      N/A      N/A    0.917    0.767    1.044    1.000
  End of Period......................................    N/A      N/A      N/A      N/A      N/A      N/A    0.917    0.767    1.044
Number of Units Outstanding at End of Period (in
thousands)...........................................    N/A      N/A      N/A      N/A      N/A      N/A      N/A      N/A      N/A
FT VIP TEMPLETON GROWTH VIP FUND (CLASS 2)
(NAME CHANGED FROM THE FT VIP TEMPLETON GROWTH SECURITIES FUND (CLASS 2)
   ON MAY 1, 2014)
Unit Value:
  Beginning of Period................................  1.018    1.068    0.832    0.700    0.766    0.727    0.565    0.998    1.000
  End of Period......................................  0.935    1.018    1.068    0.832    0.700    0.766    0.727    0.565    0.998
Number of Units Outstanding at End of Period (in
thousands)...........................................    N/A      N/A      N/A      N/A      N/A      N/A      N/A      N/A      N/A


                                                                                YEAR ENDED DECEMBER 31ST
                                                   ---------------------------------------------------------------------------------
SUB-ACCOUNT                                         2015      2014     2013     2012      2011     2010      2009     2008      2007
-------------------------------------------------  ------    -----    ------    -----    ------    -----    ------   ------    -----

INVESCO V.I. AMERICAN FRANCHISE FUND (SERIES II SHARES)
(INVESCO V.I. LEISURE FUND (SERIES II SHARES) MERGED INTO THIS FUND ON
   APRIL 27, 2012; NAME CHANGED FROM THE INVESCO VAN KAMPEN V.I. CAPITAL
   GROWTH FUND (SERIES II SHARES) ON APRIL 30, 2012; NAME CHANGED FROM THE
   INVESCO VAN KAMPEN V.I. AMERICAN FRANCHISE FUND (SERIES II SHARES) ON
   MAY 1, 2013)
Unit Value:
  Beginning of Period............................   1.288    1.213     0.884      N/A       N/A      N/A       N/A      N/A      N/A
  End of Period..................................   1.324    1.288     1.213    0.884       N/A      N/A       N/A      N/A      N/A
Number of Units Outstanding at End of Period (in
thousands).......................................     N/A      N/A       N/A      N/A       N/A      N/A       N/A      N/A      N/A
INVESCO V.I. CORE EQUITY FUND (SERIES II SHARES)
(NAME CHANGED FROM THE AIM V.I. CORE EQUITY FUND (SERIES II SHARES) ON
   APRIL 30, 2010)
Unit Value:
  Beginning of Period............................   1.360    1.285     1.015    0.910     0.930    0.867     0.691    1.010    1.000
  End of Period..................................   1.254    1.360     1.285    1.015     0.910    0.930     0.867    0.691    1.010
Number of Units Outstanding at End of Period (in
thousands).......................................     N/A      N/A       N/A      N/A       N/A      N/A       N/A      N/A      N/A
INVESCO V.I. GLOBAL HEALTH CARE FUND (SERIES II SHARES)
(NAME CHANGED FROM THE AIM V.I. GLOBAL HEALTH CARE FUND (SERIES II SHARES)
   ON APRIL 30, 2010)
Unit Value:
  Beginning of Period............................   1.967    1.679     1.220    1.031     1.013    1.000       N/A      N/A      N/A
  End of Period..................................   1.987    1.967     1.679    1.220     1.031    1.013       N/A      N/A      N/A
Number of Units Outstanding at End of Period (in
thousands).......................................     N/A      N/A       N/A      N/A       N/A      N/A       N/A      N/A      N/A
INVESCO V.I. LEISURE FUND (SERIES II SHARES)
(NAME CHANGED FROM THE AIM V.I. LEISURE FUND (SERIES II SHARES) ON
   APRIL 30, 2010); MERGED INTO THE INVESCO VAN KAMPEN V.I. CAPITAL GROWTH
   FUND (SERIES II SHARES) ON APRIL 27, 2012; NAME CHANGED TO INVESCO VAN
   KAMPEN V.I. AMERICAN FRANCHISE FUND (SERIES II SHARES) ON APRIL 30, 2012;
   NAME CHANGED TO INVESCO V.I. AMERICAN FRANCHISE FUND (SERIES II SHARES) ON
   MAY 1, 2013)
Unit Value:
  Beginning of Period............................     N/A      N/A       N/A    0.758     0.804    0.673     0.518    0.929    1.000
  End of Period..................................     N/A      N/A       N/A      N/A     0.758    0.804     0.673    0.518    0.929
Number of Units Outstanding at End of Period (in
thousands).......................................     N/A      N/A       N/A      N/A       N/A      N/A       N/A      N/A      N/A
INVESCO V.I. MID CAP CORE EQUITY FUND (SERIES II SHARES)
(INVESTMENT OPTION ADDED ON JUNE 2, 2014)
Unit Value:
  Beginning of Period............................   0.990      N/A       N/A      N/A       N/A      N/A       N/A      N/A      N/A
  End of Period..................................   0.930    0.990       N/A      N/A       N/A      N/A       N/A      N/A      N/A
Number of Units Outstanding at End of Period (in
thousands).......................................     N/A      N/A       N/A      N/A       N/A      N/A       N/A      N/A      N/A


                                                                                YEAR ENDED DECEMBER 31ST
                                                    --------------------------------------------------------------------------------
SUB-ACCOUNT                                          2015     2014      2013     2012     2011     2010     2009      2008     2007
--------------------------------------------------  ------    -----    -----    ------   ------   ------    -----    -----    ------

JANUS ASPEN ENTERPRISE PORTFOLIO (SERVICE SHARES)
Unit Value:
  Beginning of Period.............................   1.631    1.480    1.142     0.995    1.030    0.836    0.590    1.069     1.000
  End of Period...................................   1.661    1.631    1.480     1.142    0.995    1.030    0.836    0.590     1.069
Number of Units Outstanding at End of Period (in
thousands)........................................     N/A      N/A      N/A       N/A      N/A      N/A      N/A      N/A       N/A
JANUS ASPEN FORTY PORTFOLIO (SERVICE SHARES)
Unit Value:
  Beginning of Period.............................   1.461    1.372    1.068     0.879    0.962    0.921    0.642    1.176     1.000
  End of Period...................................   1.605    1.461    1.372     1.068    0.879    0.962    0.921    0.642     1.176
Number of Units Outstanding at End of Period (in
thousands)........................................     N/A      N/A      N/A       N/A      N/A      N/A      N/A      N/A       N/A
JANUS ASPEN PERKINS MID CAP VALUE PORTFOLIO (SERVICE SHARES)
Unit Value:
  Beginning of Period.............................   1.420    1.334    1.080     0.993    1.043    0.921    0.706    0.998     1.000
  End of Period...................................   1.342    1.420    1.334     1.080    0.993    1.043    0.921    0.706     0.998
Number of Units Outstanding at End of Period (in
thousands)........................................     N/A      N/A      N/A       N/A      N/A      N/A      N/A      N/A       N/A
JANUS ASPEN PERKINS SMALL COMPANY VALUE PORTFOLIO (SERVICE SHARES)
(LIQUIDATED ON MAY 1, 2009; NAME CHANGED FROM THE JANUS ASPEN SMALL
   COMPANY VALUE PORTFOLIO (SERVICE SHARES) ON DECEMBER 31, 2008)
Unit Value:
  Beginning of Period.............................     N/A      N/A      N/A       N/A      N/A      N/A    0.582    0.927     1.000
  End of Period...................................     N/A      N/A      N/A       N/A      N/A      N/A      N/A    0.582     0.927
Number of Units Outstanding at End of Period (in
thousands)........................................     N/A      N/A      N/A       N/A      N/A      N/A      N/A      N/A       N/A
MFS(R) NEW DISCOVERY SERIES (SERVICE CLASS)
Unit Value:
  Beginning of Period.............................   1.582    1.742    1.257     1.059    1.206    1.000      N/A      N/A       N/A
  End of Period...................................   1.519    1.582    1.742     1.257    1.059    1.206      N/A      N/A       N/A
Number of Units Outstanding at End of Period (in
thousands)........................................     N/A      N/A      N/A       N/A      N/A      N/A      N/A      N/A       N/A
MFS(R) UTILITIES SERIES (SERVICE CLASS)
Unit Value:
  Beginning of Period.............................   1.678    1.521    1.289     1.160    1.109    1.000      N/A      N/A       N/A
  End of Period...................................   1.404    1.678    1.521     1.289    1.160    1.109      N/A      N/A       N/A
Number of Units Outstanding at End of Period (in
thousands)........................................     N/A      N/A      N/A       N/A      N/A      N/A      N/A      N/A       N/A
OPPENHEIMER CONSERVATIVE BALANCED FUND/VA (SERVICE SHARES)
(NAME CHANGED FROM CAPITAL INCOME FUND/VA (SERVICE SHARES) ON
   APRIL 30, 2015; NAME CHANGED FROM OPPENHEIMER BALANCED FUND/VA (SERVICE
   SHARES) ON APRIL 30, 2013)
Unit Value:
  Beginning of Period.............................   0.921    0.869    0.784     0.713    0.723    0.654    0.548    0.991     1.000
  End of Period...................................   0.909    0.921    0.869     0.784    0.713    0.723    0.654    0.548     0.991
Number of Units Outstanding at End of Period (in
thousands)........................................     N/A      N/A      N/A       N/A      N/A      N/A      N/A      N/A       N/A


                                                                                 YEAR ENDED DECEMBER 31ST
                                                     -------------------------------------------------------------------------------
SUB-ACCOUNT                                           2015     2014     2013      2012     2011     2010     2009     2008     2007
---------------------------------------------------  ------    -----    -----    -----    ------   ------   ------   ------    -----

OPPENHEIMER GLOBAL FUND/VA (SERVICE SHARES)
(NAME CHANGED FROM OPPENHEIMER GLOBAL SECURITIES FUND/VA (SERVICE SHARES)
   ON APRIL 30, 2013)
Unit Value:
  Beginning of Period..............................   1.210    1.208    0.969    0.816    0.909     0.801    0.585    1.000    1.000
  End of Period....................................   1.231    1.210    1.208    0.969    0.816     0.909    0.801    0.585    1.000
Number of Units Outstanding at End of Period (in
thousands).........................................     N/A      N/A      N/A      N/A      N/A       N/A      N/A      N/A      N/A
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA (SERVICE SHARES)
(NAME CHANGED FROM OPPENHEIMER STRATEGIC BOND FUND/VA (SERVICE SHARES)
   ON APRIL 30, 2010; OPPENHEIMER HIGH INCOME FUND/VA (SERVICE SHARES)
   MERGED INTO THIS FUND ON OCTOBER 26, 2012)
Unit Value:
  Beginning of Period..............................   1.240    1.233    1.260    1.135    1.149     1.020    0.877    1.046    1.000
  End of Period....................................   1.187    1.240    1.233    1.260    1.135     1.149    1.020    0.877    1.046
Number of Units Outstanding at End of Period (in
thousands).........................................     N/A      N/A      N/A      N/A      N/A       N/A      N/A      N/A      N/A
OPPENHEIMER HIGH INCOME FUND/VA (SERVICE SHARES)
(MERGED INTO THE OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA (SERVICE
   SHARES) ON OCTOBER 26, 2012)
Unit Value:
  Beginning of Period..............................     N/A      N/A      N/A    1.016    1.062     1.000      N/A      N/A      N/A
  End of Period....................................     N/A      N/A      N/A      N/A    1.016     1.062      N/A      N/A      N/A
Number of Units Outstanding at End of Period (in
thousands).........................................     N/A      N/A      N/A      N/A      N/A       N/A      N/A      N/A      N/A
OPPENHEIMER MAIN STREET SMALL CAP FUND(R)/VA (SERVICE SHARES)
(NAME CHANGED FROM THE OPPENHEIMER MAIN STREET SMALL CAP FUND(R)/VA
   (SERVICE SHARES) ON APRIL 29, 2011; NAME CHANGED FROM THE OPPENHEIMER
   MAIN STREET SMALL- & MID-CAP FUND(R)/VA (SERVICE SHARES) ON APRIL 30, 2013)
Unit Value:
  Beginning of Period..............................   1.576    1.438    1.042    0.902    0.942     0.780    0.580    0.952    1.000
  End of Period....................................   1.453    1.576    1.438    1.042    0.902     0.942    0.780    0.580    0.952
Number of Units Outstanding at End of Period (in
thousands).........................................     N/A      N/A      N/A      N/A      N/A       N/A      N/A      N/A      N/A
PIONEER DISCIPLINED VALUE VCT PORTFOLIO (CLASS II)
(NAME CHANGED FROM THE PIONEER CULLEN VALUE VCT PORTFOLIO (CLASS II) ON
   JUNE 30, 2012; NAME CHANGED FROM THE PIONEER DISCIPLINED VALUE VCT
   PORTFOLIO (CLASS II) ON MAY 1, 2013)
Unit Value:
  Beginning of Period..............................   1.131    1.051    0.833    0.767    0.812     0.757    0.666    1.006    1.000
  End of Period....................................   1.050    1.131    1.051    0.833    0.767     0.812    0.757    0.666    1.006
Number of Units Outstanding at End of Period (in
thousands).........................................     N/A      N/A      N/A      N/A      N/A       N/A      N/A      N/A      N/A
PIONEER EMERGING MARKETS VCT PORTFOLIO (CLASS II)
Unit Value:
  Beginning of Period..............................   0.617    0.721    0.751    0.685    0.914     0.805    0.472    1.152    1.000
  End of Period....................................   0.511    0.617    0.721    0.751    0.685     0.914    0.805    0.472    1.152
Number of Units Outstanding at End of Period (in
thousands).........................................     N/A      N/A      N/A      N/A      N/A       N/A      N/A      N/A      N/A


                                                                                  YEAR ENDED DECEMBER 31ST
                                                        ----------------------------------------------------------------------------
SUB-ACCOUNT                                              2015     2014    2013     2012     2011     2010    2009     2008     2007
------------------------------------------------------  -----    -----    -----    -----   ------   -----    -----    -----   ------

PIONEER MID CAP VALUE VCT PORTFOLIO (CLASS II)
Unit Value:
  Beginning of Period.................................  1.321    1.172    0.900    0.827    0.895   0.773    0.629    0.967    1.000
  End of Period.......................................  1.214    1.321    1.172    0.900    0.827   0.895    0.773    0.629    0.967
Number of Units Outstanding at End of Period (in
thousands)............................................    N/A      N/A      N/A      N/A      N/A     N/A      N/A      N/A      N/A
PIONEER SELECT MID CAP GROWTH VCT PORTFOLIO (CLASS I)
(NAME CHANGED FROM THE PIONEER GROWTH OPPORTUNITIES VCT PORTFOLIO (CLASS I)
   ON MAY 1, 2013)
Unit Value:
  Beginning of Period.................................  1.504    1.400    1.001    0.953    0.993   0.842    0.593    0.937    1.000
  End of Period.......................................  1.500    1.504    1.400    1.001    0.953   0.993    0.842    0.593    0.937
Number of Units Outstanding at End of Period (in
thousands)............................................    N/A      N/A      N/A      N/A      N/A     N/A      N/A      N/A      N/A

                                 APPENDIX D

            GUARANTEED LIFETIME WITHDRAWAL BENEFIT ("GLWB") RIDER

Effective June 1, 2009, we stopped offering the optional Guaranteed Lifetime Withdrawal Benefit ("GLWB") Rider with Contracts issued on or after that date. This does not affect GLWB Riders issued prior to June 1, 2009. The following information is provided for the benefit of Contract Owners who purchased the GLWB Rider prior to June 1, 2009.


DEFINITIONS


COVERED PERSON is:

     - The person (or persons in the case of GLWB Plus For Two) whose life we use to determine the Lifetime Income Date and the duration of the monthly Settlement Payments on and after the Benefit Phase Start Date (if such date occurs on or after the Lifetime Income Date) or the Maximum Annuity Date (if you elected the GLWB Rider annuitization option on the Maximum Annuity Date). The Rider's benefits are based on the life of the Covered Person(s). If the Contract is owned by a non-natural person, we will treat the older Annuitant on the Date of Issue as the older Owner for purposes of determining the Covered Person.


MAXIMUM ANNUITY DATE means:

     -  The latest Valuation Date on which annuity payments may commence.


GUARANTEED WITHDRAWAL BALANCE means:

     - The total amount we guarantee to be available to you (or your Beneficiary after your death) as Non-Excess Withdrawals or as monthly Settlement Payments if you meet the Rider's conditions.

     - On the Date of Issue, the initial Guaranteed Withdrawal Balance is equal to your initial Purchase Payment (less any premium taxes). See "GUARANTEED AMOUNTS" below for information on how the Guaranteed Withdrawal Balance is affected by Non-Excess and Excess Withdrawals and additional Purchase Payments.


GUARANTEED WITHDRAWAL AMOUNT means:

     - The ANNUAL amount we guarantee to make available for Non-Excess Withdrawals each Contract Year prior to the Lifetime Income Date or to pay in monthly installments as Settlement Payments on and after the Benefit Phase Start Date (if such date occurs before the Lifetime Income Date), until the Guaranteed Withdrawal Balance is reduced to zero.

     - On the Date of Issue, the initial Guaranteed Withdrawal Amount is equal to 5% of the initial Guaranteed Withdrawal Balance. See "GUARANTEED AMOUNTS" below for information on how the Guaranteed Withdrawal Amount is affected by Non-Excess and Excess Withdrawals and additional Purchase Payments.


LIFETIME INCOME BASE means:

     - The amount that is used to determine the Lifetime Income Amount on and after the Lifetime Income Date and the charge for the GLWB Rider.

     - On the Date of Issue, the initial Lifetime Income Base is equal to your initial Purchase Payment (less any premium taxes). See "GUARANTEED AMOUNTS" below for information on how the Lifetime Income Base is affected by Non-Excess and Excess Withdrawals, additional Purchase Payments, and any Bonuses or Step-Ups.

LIFETIME INCOME AMOUNT means:

     - The ANNUAL amount we guarantee to make available for Non-Excess Withdrawals each Contract Year on and after the Lifetime Income Date or to pay in monthly installments as Settlement Payments on and after the Benefit Phase Start Date (if such date occurs on or after the Lifetime Income Date) or the Maximum Annuity Date (if you elected the GLWB Rider annuitization option on the Maximum Annuity Date), while a Covered Person is living or until the Guaranteed Withdrawal Balance is reduced to zero, if later.

     - On the Lifetime Income Date, the initial Lifetime Income Amount is equal to 5% of your Lifetime Income Base on that date (subject to a maximum of $250,000). We do not calculate the Lifetime Income Amount prior to the Lifetime Income Date. See "GUARANTEED AMOUNTS" below for information on how the Lifetime Income Amount is affected by Non-Excess and Excess Withdrawals, additional Purchase Payments, and any Bonuses or Step-Ups.


LIFETIME INCOME DATE means:

     - The Contract Anniversary on or after the Covered Person reaches age 65, or the Date of Issue if the Covered Person is age 65 or older at the time of purchase of the Contract. In the case of GLWB Plus For Two, we use the life of the older Covered Person to determine the Lifetime Income Date. If the older Covered Person dies before the Lifetime Income Date and the surviving Covered Person chooses to continue the Contract, we will use the life of the surviving Covered Person to redetermine the Lifetime Income Date.


GROSS WITHDRAWAL means:

     - The amount of a partial or full withdrawal from the Contract. This amount will be subject to any withdrawal charges, premium taxes, federal and state income taxes and penalty taxes, and, in the case of a full surrender, the contract fee and a pro rata portion of the GLWB Rider charge, as applicable.


NON-EXCESS WITHDRAWAL means a Gross Withdrawal that:

     - does NOT cause total Gross Withdrawals during a Contract Year beginning PRIOR TO the Lifetime Income Date to exceed the Guaranteed Withdrawal Amount; or

     - does NOT cause total Gross Withdrawals during a Contract Year beginning ON OR AFTER the Lifetime Income Date to exceed the Lifetime Income Amount; or

     - is taken under a "life expectancy" program established by us (see "LIFE EXPECTANCY DISTRIBUTIONS" below) if no Gross Withdrawals are taken that are not part of the program. Any Gross Withdrawals that are taken that are not part of the program and any future "life expectancy" program withdrawals that are taken during that Contract Year may be considered Excess Withdrawals.


EXCESS WITHDRAWAL means a Gross Withdrawal that:

     - causes total Gross Withdrawals during a Contract Year beginning PRIOR TO the Lifetime Income Date to exceed the Guaranteed Withdrawal Amount (or if such total withdrawals have already exceeded the Guaranteed Withdrawal Amount); or

     - causes total Gross Withdrawals during a Contract Year beginning ON OR AFTER the Lifetime Income Date to exceed the Lifetime Income Amount (or if such total withdrawals have already exceeded the Lifetime Income Amount).

     - Note: If Gross Withdrawals are currently being taken under a "life expectancy" program established by us (see "LIFE EXPECTANCY DISTRIBUTIONS" below), any Gross Withdrawals that are taken that are not part of the program and any future "life expectancy" program withdrawals that are taken during that Contract Year may be considered Excess Withdrawals.


SETTLEMENT PAYMENTS mean:

      - Payments we make to you on and after the Benefit Phase Start Date or the Maximum Annuity Date (if you elected the GLWB Rider annuitization option on the Maximum Annuity Date). These payments may be subject to premium taxes as well as federal and state income taxes and penalty taxes.


BENEFIT PHASE occurs:

      - when the Contract Value is reduced to zero due to:

          - a Non-Excess Withdrawal; OR

          - poor market performance; OR

          - the assessment of Contract fees and charges, including the GLWB Rider charge

      - AND either the Guaranteed Withdrawal Balance or the Lifetime Income Amount immediately after any of the above occurs is greater than zero.


STEP-UP means:

      - An increase in the Lifetime Income Base on certain anniversary dates due to positive market performance as reflected in your Contract Value.


BONUS means:

      - An increase in the Lifetime Income Base if you do not take withdrawals during a specified period of time.

                                    * * *


THE GLWB RIDER

If you are concerned that poor investment performance in the Subaccounts may adversely impact the amount of money you can withdraw from your Contract, for an additional charge the optional Guaranteed Lifetime Withdrawal Benefit Rider ("GLWB Rider") provides certain guarantees. In general, and subject to certain conditions, the GLWB Rider guarantees the following:

     1. Prior to the Lifetime Income Date: We will make the GUARANTEED WITHDRAWAL AMOUNT available for Non-Excess Withdrawals each Contract Year or we will pay it in monthly installments as Settlement Payments if your Contract enters the Benefit Phase before the Lifetime Income Date, until the Guaranteed Withdrawal Balance is reduced to zero. If you limit your withdrawals to Non-Excess Withdrawals, we will only decrease the Guaranteed Withdrawal Balance by the amount of each withdrawal and we will not decrease the Guaranteed Withdrawal Amount. If you begin receiving monthly Settlement Payments, we will reduce the Guaranteed Withdrawal Balance by the amount of each payment. Your initial Guaranteed Withdrawal Balance is equal to your initial Purchase Payment (less any premium taxes). Your initial Guaranteed Withdrawal Amount is equal to 5% of your initial Guaranteed Withdrawal Balance.

     2.   If your Contract Value is greater than zero on the Lifetime Income
          Date: We will make the LIFETIME INCOME AMOUNT available for Non-Excess Withdrawals each Contract Year on and after the Lifetime Income Date (if you have not annuitized your Contract) or we will pay it in monthly installments as Settlement Payments on and after the Maximum Annuity Date (if you elected the GLWB Rider annuitization option on the Maximum Annuity Date) or if your Contract enters the Benefit Phase prior to the Maximum Annuity Date. This guarantee applies on and after the Lifetime Income Date, while a Covered Person is living or until the Guaranteed Withdrawal Balance is reduced to zero, if later. If you limit your withdrawals to Non-Excess Withdrawals, we will only decrease the Guaranteed Withdrawal Balance by the amount of each withdrawal and we will not decrease the Lifetime Income Amount. If you begin receiving monthly Settlement Payments, we will reduce the Guaranteed Withdrawal Balance by the amount of each payment.

     3. After the Covered Person's death (or the death of the last surviving Covered Person in the case of the GLWB Plus for Two), your Beneficiary will receive the remaining Guaranteed Withdrawal Balance as a lump sum death benefit (if greater than the standard death benefit or any optional death benefit you elected) in certain cases or in monthly installments as Settlement Payments (until the Guaranteed Withdrawal Balance is reduced to zero) in others. This guarantee applies even if the Covered Person dies (or the last surviving Covered Person dies in the case of GLWB Plus For Two) on or after the Maximum Annuity Date, if you elected the GLWB Rider annuitization option on the Maximum Annuity Date.

The Guaranteed Withdrawal Amount is only available prior to the Lifetime Income Date. The Lifetime Income Amount is only available on and after the Lifetime Income Date (if your Contract Value is greater than zero on the Lifetime Income
Date). If you take ANY withdrawals prior to the Lifetime Income Date, the Lifetime Income Amount may be lower than the Guaranteed Withdrawal Amount that was previously available. If we increase the Lifetime Income Base for a Bonus or a Step-Up, we will increase the Lifetime Income Amount and it may be higher than the Guaranteed Withdrawal Amount that was previously available.

As described in more detail below, we will increase the Guaranteed Withdrawal Balance, Lifetime Income Base, and Lifetime Income Amount (on or after the Lifetime Income Date) when you make additional Purchase Payments, subject to limits. As described in more detail below, we may increase the Guaranteed Withdrawal Amount (prior to the Lifetime Income Date) when you make additional Purchase Payments.

We make the above guarantees subject to the rules below:

     a)   You limit your withdrawals each Contract Year to Non-Excess
          Withdrawals.

     b) You do not annuitize under one of the Annuity Options in the Contract.

     c)   You do not terminate or surrender the Contract.

     d)   There is no divorce prior to the Benefit Phase Start Date.

     e) In the case of the GLWB Plus For One, a Non-Qualified Contract with joint Owners must be continued if the Owner who is not the Covered Person dies.

     f) In the case of the GLWB Plus For Two, if a Covered Person who is an Owner dies, the other Covered Person (if living) must continue the Contract.


THE GUARANTEED LIFETIME WITHDRAWAL BENEFIT DOES NOT GUARANTEE CONTRACT VALUE OR THE PERFORMANCE OF ANY INVESTMENT OPTION

IMPORTANT:    We offered two coverage options: where the GLWB Rider covers one
Covered Person ("GLWB Plus For One") and where the GLWB Rider covers two Covered Persons ("GLWB Plus For Two"). If both Owners of a Non-Qualified Contract are spouses, or if there is one Owner and a spouse who is the sole

Beneficiary, you chose whether there will be one or two Covered Persons. Please pay careful attention to this designation, as it will impact the GLWB Rider charge and whether the guarantees provided by the GLWB Rider will continue for the life of the surviving spouse.


IMPORTANT CONSIDERATIONS

AN ADDITIONAL MONTHLY CHARGE IS IMPOSED FOR THIS BENEFIT AND THE COVERED PERSON(S) MUST REACH THE LIFETIME INCOME DATE AND REMAIN LIVING TO RECEIVE CERTAIN BENEFITS. SINCE THE WITHDRAWAL BENEFIT OF THE GLWB RIDER IS ACCESSED THROUGH REGULAR NON-EXCESS WITHDRAWALS, THE GLWB RIDER MAY NOT BE APPROPRIATE FOR OWNERS WHO DO NOT FORESEE A NEED FOR LIQUIDITY AND WHOSE PRIMARY OBJECTIVE IS TO TAKE MAXIMUM ADVANTAGE OF THE TAX DEFERRAL ASPECT OF THE CONTRACT. CERTAIN QUALIFIED CONTRACTS MAY HAVE WITHDRAWAL RESTRICTIONS WHICH MAY LIMIT THE BENEFIT OF THE RIDER. YOU SHOULD CONSULT WITH YOUR TAX AND FINANCIAL PROFESSIONALS ON THIS MATTER, AS WELL AS OTHER TAX MATTERS ASSOCIATED WITH THE GLWB RIDER.

ALSO, THE GLWB RIDER LIMITS THE INVESTMENT OPTIONS OTHERWISE AVAILABLE UNDER THE CONTRACT AND CONTAINS AGE CAPS, PURCHASE PAYMENT LIMITATIONS, AND RESTRICTIONS ON AN OWNER'S RIGHTS AND BENEFITS AT CERTAIN AGES AND VALUES.

Please carefully consider the following:

      - All withdrawals, including Non-Excess Withdrawals and Excess Withdrawals, reduce your Contract Value and death benefit. Federal and state income taxes may apply, as well as a 10% federal penalty tax if a withdrawal occurs before the Owner(s) reach(es) age 59 1/2.

      - You may only allocate Purchase Payments and transfer Contract Value among certain Investment Options (see "INVESTMENT OPTION RESTRICTIONS" below).

      - We impose additional limitations on Purchase Payments (see "MAKING ADDITIONAL PURCHASE PAYMENTS" below).

      - You may not cancel the Rider once it is issued.

      - You will begin paying the GLWB Rider charge as of the first Monthiversary following the Date of Issue, even if you do not begin taking withdrawals for many years. If you choose not to take withdrawals, we will not refund the GLWB Rider charge.

      - Unless the sole Owner is a non-natural person, the Owner and Annuitant must be the same individual (additional Annuitants are not permitted), and if your Contract has joint Owners, each Owner must be an Annuitant.

      - You cannot change or add any Owner, joint Owner, Annuitant, or joint Annuitant, unless such change is permitted by us in connection with death or divorce. If you elected the GLWB Plus For Two, or you elected GLWB Plus For One and your Contract has joint Owners, you also cannot change or add any Beneficiary, unless such change is permitted by us in connection with death or divorce.

      - There are restrictions regarding who may be named as an Owner, joint Owner, Annuitant, joint Annuitant, and Beneficiary (see "NAMING OF OWNERS, ANNUITANTS, AND BENEFICIARIES" below).

      - Any Settlement Payments that we make are subject to our financial strength and claims-paying ability.

      - Excess Withdrawals may significantly reduce or eliminate the value of the guarantees provided by the Rider; or

PURCHASING THE GLWB RIDER

Prior to its discontinuance, the GLWB Rider was only available to Qualified Contracts. The GLWB Rider was available only by electing it on the initial Contract application, and could not be elected after the Date of Issue.

In the case of GLWB Plus For One, the Rider could be elected only if the Covered Person had not attained age 76. In the case of joint Owners, the age of the older Owner determined eligibility. Where the Owner is a non-natural person, we determined eligibility by the age of the older Annuitant on the Date of Issue.

In the case of GLWB Plus For Two, the Rider could be elected only if the older Covered Person had not attained age 76. Also, both Covered Persons must have had birthdates less than 6 years apart from each other. For example, assume you purchased a Contract on November 1, 2007 and you wished to select GLWB Plus For
Two:

      - EXAMPLE 1:    You are born July 1, 1942 and your spouse is born June 1,
        1948. Since your birthdates are 5 years and 11 months apart, you may elect GLWB Plus For Two.

      - EXAMPLE 2:    You are born July 1, 1942 and your spouse is born August
        1, 1948. Since your birthdates are 6 years and 1 month apart, you may NOT elect GLWB Plus For Two.

We required due proof of age before issuing the Rider. We reserved the right to accept or refuse to issue the GLWB Rider at our sole discretion. The Rider was not be available in all states.


COVERED PERSONS

If both Owners of a Non-Qualified Contract are spouses, or if there is one Owner and a spouse who is the sole Beneficiary, you chose whether there will be one or two Covered Persons. This designation impacts the GLWB Rider charge and whether the guarantees provided by the GLWB Rider will continue for the life of the surviving spouse. You chose either the GLWB Plus For One or the GLWB Plus For Two when you elected the GLWB Rider.

In the case of GLWB Plus For One, the Covered Person is the person whose life we use to determine the Lifetime Income Date and the duration of the monthly Settlement Payments on and after the Benefit Phase Start Date (if such date occurs on or after the Lifetime Income Date) or the Maximum Annuity Date (if you elected the GLWB Rider annuitization option on the Maximum Annuity Date). If there is more than one Owner, the Covered Person is the older Owner on the Date of Issue. If the Contract is owned by a non-natural person, we treat the older Annuitant on the Date of Issue as the older Owner for purposes of determining the Covered Person.

In the case of GLWB Plus For Two, you and your spouse are the Covered Persons whose lives we use to determine the Lifetime Income Date and the duration of the monthly Settlement Payments on and after the Benefit Phase Start Date (if such date occurs on or after the Lifetime Income Date) or the Maximum Annuity Date (if you elect the GLWB Rider annuitization option on the Maximum Annuity
Date).

We determined the Covered Person(s) at the time you elected the Rider. A Covered Person cannot be added or changed after the Date of Issue.


NAMING OF OWNERS, ANNUITANTS, AND BENEFICIARIES

Unless the sole Owner is a non-natural person, the Owner and Annuitant must be the same individual (additional Annuitants are not permitted), and if your Contract has joint Owners, each Owner must be an Annuitant. If the Owner is a non-natural person, we will treat each Annuitant as an Owner under the GLWB Rider, and all Owner provisions and restrictions apply to such Annuitants.

You cannot change or add any Owner, joint Owner, Annuitant, or joint Annuitant, unless such change is permitted by us in connection with death or divorce. If you elected GLWB Plus For Two, or you elected

GLWB Plus For One and your Contract has joint Owners, you also cannot change or add any Beneficiary, unless such change is permitted by us in connection with death or divorce.

IF YOU DO NOT HAVE A SPOUSE ON THE DATE OF ISSUE:

      - You could have elected only GLWB Plus For One. You must be named as the sole Owner, and any Beneficiary may be named. You are the Covered Person.

IF YOU HAVE A SPOUSE ON THE DATE OF ISSUE:

For Qualified Contracts:

      - Under the Internal Revenue Code of 1986, as amended (the "Code"), only one spouse may be named as the sole Owner.

      - If you elected GLWB Plus For One, any Beneficiary may be named (spouse or non-spouse). The Covered Person is the sole Owner.

      - If you elected GLWB Plus For Two, the other spouse must be named as the sole Beneficiary. The Covered Persons will be the sole Owner and the sole Beneficiary.

For Non-Qualified Contracts, you chose one of the following options:

     1)   one spouse was named as the sole Owner

          - If you elected GLWB Plus For One, any Beneficiary may be named (spouse or non-spouse). The Covered Person is the sole Owner.

          - If you elected GLWB Plus For Two, the other spouse must be named as the sole Beneficiary. The Covered Persons is the sole Owner and the sole Beneficiary.

                                     OR:

     2)   both spouses are named as joint Owners and Beneficiaries

          - If you elected GLWB Plus For One, the Covered Person is the older Owner

          - If you elected GLWB Plus For Two, the Covered Persons is both
            Owners.

A spouse must qualify as a "spouse" under the Code.


INVESTMENT OPTION RESTRICTIONS

If you elected the GLWB Rider, you may only allocate your Purchase Payments and transfer your Contract Value among the following Investment Options:

      - Goldman Sachs Balanced Strategy Portfolio (Class A)

      - Goldman Sachs Growth and Income Strategy Portfolio (Class A)

      - Goldman Sachs Growth Strategy Portfolio (Class A)


      - Goldman Sachs Government Money Market Fund (Service Shares)


YOU MAY NOT ALLOCATE ANY PORTION OF YOUR PURCHASE PAYMENTS OR CONTRACT VALUE TO ANY INVESTMENT OPTION NOT LISTED ABOVE. YOU MAY NOT ALLOCATE PURCHASE PAYMENTS OR TRANSFER CONTRACT VALUE TO THE FIXED ACCOUNT.

You should consult with your financial adviser to assist you in determining whether the Investment Options available with the GLWB Rider are best suited for your financial needs and risk tolerance. We reserve the right to impose additional restrictions on Investment Options at any time.

GLWB RIDER CHARGE

We assess an additional monthly charge for the GLWB Rider that compensates us for the costs and risks we assume in providing the benefits under the Rider.

     - In the case of GLWB Plus For One, on the Date of Issue, the monthly GLWB Rider charge, which we will deduct from your Contract Value on each Monthiversary, is equal to one-twelfth of the annual charge of 0.50% of the Lifetime Income Base on that Monthiversary.

     - In the case of GLWB Plus For Two, on the Date of Issue, the monthly GLWB Rider charge, which we will deduct from your Contract Value on each Monthiversary, is equal to one-twelfth of the annual charge of 0.75% of the Lifetime Income Base on that Monthiversary.

WE RESERVE THE RIGHT TO INCREASE THE GLWB RIDER CHARGE ON THE EFFECTIVE DATE OF EACH STEP-UP. WE GUARANTEE, HOWEVER, THAT THE MONTHLY GLWB RIDER CHARGE WILL NEVER EXCEED 1.00% FOR GLWB PLUS FOR ONE OR 1.50% FOR GLWB PLUS FOR TWO, OF THE LIFETIME INCOME BASE ON EACH MONTHIVERSARY. If we decide to increase the GLWB Rider charge at the time of a Step-Up, then you will receive advance notice and be given the opportunity of no less than 30 days to decline the automatic Step-Up by notifying us at our Service Center in writing.

We will deduct a pro rata share of the monthly GLWB Rider charge from the amount otherwise due:

     1) If you take an Excess Withdrawal on any date other than a Monthiversary and such withdrawal reduces the Contract Value to zero.

     2)   On the Annuity Date.

     3)   Upon surrender of the Contract.

All charges for the GLWB Rider will cease upon termination (see "TERMINATING THE GLWB RIDER" below).

When we deduct the charge for the GLWB Rider, we will reduce Purchase Payments (and earnings attributable to those Purchase Payments) in the chronological order in which we received such Purchase Payments.


GUARANTEED AMOUNTS

THE GUARANTEED WITHDRAWAL BALANCE.    On the Date of Issue, the initial
Guaranteed Withdrawal Balance is equal to your initial Purchase Payment (less any premium taxes). Your Guaranteed Withdrawal Balance can never be more than $5 million. Your Guaranteed Withdrawal Balance will never be less than zero.

THE LIFETIME INCOME BASE.    On the Date of Issue, the initial Lifetime Income
Base is equal to your initial Purchase Payment (less any premium taxes). The amount of the GLWB Rider charge and the Lifetime Income Amount will increase if the Lifetime Income Base increases. Your Lifetime Income Base can never be more than $5 million. Your Lifetime Income Base will never be less than zero.

NOTE: The Guaranteed Withdrawal Balance and Lifetime Income Base are not cash values or surrender values, are not available to Owners, are not minimum returns for any Subaccount, and are not guarantees of any Contract Value.

THE GUARANTEED WITHDRAWAL AMOUNT.    On the Date of Issue, the initial
Guaranteed Withdrawal Amount is equal to 5% of the initial Guaranteed Withdrawal Balance. Your Guaranteed Withdrawal Amount can never be more than $250,000.

THE LIFETIME INCOME AMOUNT.    On the Lifetime Income Date, the initial
Lifetime Income Amount is equal to 5% of your Lifetime Income Base on that date. We do not calculate the Lifetime Income Amount prior to the Lifetime Income Date. Your Lifetime Income Amount can never be more than $250,000.

NOTE: If you take any withdrawals prior to the Lifetime Income Date, the initial amount of the Lifetime Income Amount may be less than the previously available Guaranteed Withdrawal Amount.

Non-Excess Withdrawals, Excess Withdrawals, additional Purchase Payments, Bonuses, and Step-Ups may have an effect on the value of the Guaranteed Withdrawal Balance, the Lifetime Income Base, the Guaranteed Withdrawal Amount, and the Lifetime Income Amount, as follows:

IF:                                           THEN:

You take a Non-Excess Withdrawal              - we will decrease your Guaranteed Withdrawal Balance;
                                              - prior to the Lifetime Income Date:
                                                - we will decrease your Lifetime Income Base; and
                                                - we will not change your Guaranteed Withdrawal Amount;
                                              - on or after the Lifetime Income Date:
                                                - we will not change your Lifetime Income Base; and
                                                - we will not change your Lifetime Income Amount.
                                              (See "TAKING WITHDRAWALS" below)

You take an Excess Withdrawal                 - we will decrease your Guaranteed Withdrawal Balance;
                                              - we will decrease your Lifetime Income Base;
                                              - prior to the Lifetime Income Date:
                                                - we will decrease your Guaranteed Withdrawal Amount;
                                              - on or after the Lifetime Income Date:
                                                - we will decrease your Lifetime Income Amount.
                                              (See "TAKING WITHDRAWALS" below)

IF:                                           THEN:

You make an additional Purchase Payment       - we will increase your Guaranteed Withdrawal Balance;
                                              - we will increase your Lifetime Income Base;
                                              - prior to the Lifetime Income Date:
                                                - we will recalculate your Guaranteed Withdrawal Amount;
                                              - on or after the Lifetime Income Date:
                                                - we will increase your Lifetime Income Amount.
                                              (See "MAKING ADDITIONAL PURCHASE PAYMENTS" below)

We apply a Bonus and/or Step-Up               - we will not change your Guaranteed Withdrawal Balance;
                                              - we will not change your Guaranteed Withdrawal Amount;
                                              - we will increase your Lifetime Income Base; and
                                              - on or after the Lifetime Income Date:
                                                - we will increase your Lifetime Income Amount;
                                              (See "BONUS" and "STEP-UP" below)


TAKING WITHDRAWALS

IMPORTANT CONSIDERATIONS

You may be assessed charges and penalties if you take withdrawals:

     - Although we currently do not assess a withdrawal charge on Non-Excess Withdrawals, we reserve the right to do so (unless you have elected the No Withdrawal Charge Rider for an additional charge). We will assess a withdrawal charge on Excess Withdrawals if such withdrawals would otherwise be subject to a withdrawal charge. If we assess a withdrawal charge on a Non-Excess Withdrawal or an Excess Withdrawal, we will calculate and impose the charge in the same manner that we would for any partial withdrawal. All withdrawals, including Non-Excess Withdrawals and Excess Withdrawals, will reduce the remaining Free Withdrawal Amount in any Contract Year. (See "WITHDRAWAL CHARGE" in the prospectus)

      - All withdrawals, including Non-Excess Withdrawals and Excess Withdrawals, reduce your Contract Value and death benefit. Federal and state income taxes may apply, as well as a 10% federal penalty tax if a withdrawal occurs before the Owner(s) reach(es) age 59 1/2. (See "FEDERAL TAX MATTERS" in the prospectus)

You should carefully consider when to begin taking Non-Excess Withdrawals.

      - You may reduce the value of the guarantees provided by the GLWB Rider, depending on when you begin taking Non-Excess Withdrawals. For example, because Non-Excess Withdrawals taken prior to the Lifetime Income Date reduce your Lifetime Income Base, such withdrawals will result in a lower initial Lifetime Income Amount (when calculated on the Lifetime Income Date).

      - If you delay taking Non-Excess Withdrawals, you may be paying for a benefit you are not using.

Please consult your financial adviser as to the appropriate time for you to begin taking Non-Excess Withdrawals.


NON-EXCESS WITHDRAWALS

IF:                                             THEN:

You take a Non-Excess Withdrawal                1. We will decrease the Guaranteed Withdrawal Balance by
   prior to the Lifetime Income Date:              the amount of the withdrawal.
                                                2. We will decrease the Lifetime Income Base to equal the
                                                   GREATER of:
                                                   - the Lifetime Income Base immediately amount prior to
                                                     the withdrawal minus the of the withdrawal; OR
                                                   - the Lifetime Income Base immediately prior to the
                                                     withdrawal multiplied by the Proportional Reduction
                                                     Factor.
                                                3. Your Guaranteed Withdrawal Amount will not change.
                                                THE PROPORTIONAL REDUCTION FACTOR IS EQUAL TO YOUR CONTRACT
                                                VALUE AFTER THE WITHDRAWAL DIVIDED BY YOUR CONTRACT VALUE
                                                IMMEDIATELY PRIOR THE WITHDRAWAL.

IF:                                          THEN:

You take a Non-Excess Withdrawal on or       1. We will decrease the Guaranteed Withdrawal Balance by
   after the Lifetime Income Date:              the amount of the withdrawal.
                                             2. Your Lifetime Income Base will not change.
                                             3. Your Lifetime Income Amount will not change.

THE LIFETIME INCOME AMOUNT MAY BE LESS THAN THE GUARANTEED WITHDRAWAL AMOUNT PREVIOUSLY AVAILABLE IF YOU TAKE ANY WITHDRAWALS BEFORE YOUR LIFETIME INCOME DATE.

NOTE: If you choose to receive only a part of, or none of, your Guaranteed Withdrawal Amount or Lifetime Income Amount, as applicable, in any given Contract Year, you should understand that annual Non-Excess Withdrawals are not cumulative. You cannot carry over any unused Non-Excess Withdrawals to any future Contract Years.

EXCESS WITHDRAWALS

IF:                                            THEN:

You take an Excess Withdrawal prior to the     1. We will decrease the Guaranteed Withdrawal Balance to
   Lifetime Income Date:                          equal the LESSER of:
                                                  - the Guaranteed Withdrawal Balance immediately prior to
                                                    the withdrawal minus the amount of the withdrawal; OR
                                                  - the Guaranteed Withdrawal Balance immediately prior
                                                    to the withdrawal multiplied by the Proportional
                                                    Reduction Factor.
                                               2. We will decrease the Guaranteed Withdrawal Amount to
                                                  equal the Guaranteed Withdrawal Amount immediately
                                                  prior to the withdrawal multiplied by the Proportional
                                                  Reduction Factor.
                                               3. We will decrease the Lifetime Income Base to equal the
                                                  Lifetime Income Base immediately prior to the withdrawal
                                                  multiplied by the Proportional Reduction Factor.
                                               THE PROPORTIONAL REDUCTION FACTOR IS EQUAL TO YOUR
                                               CONTRACTV VALUE AFTER THE WITHDRAWAL DIVIDED BY YOUR
                                               CONTRACT VALUE IMMEDIATELY PRIOR THE WITHDRAWAL.

IF:                                            THEN:

You take an Excess Withdrawal on or            1. We will decrease the Guaranteed Withdrawal Balance to
   after the Lifetime Income Date:                equal the LESSER of:
                                                  - the Guaranteed Withdrawal Balance immediately prior to
                                                    the withdrawal minus the amount of the withdrawal; OR
                                                  - the Guaranteed Withdrawal Balance immediately prior
                                                    to the withdrawal multiplied by the Proportional
                                                    Reduction Factor.
                                               2. We will decrease the Lifetime Income Base to equal the
                                                  Lifetime Income Base immediately prior to the withdrawal
                                                  multiplied by the Proportional Reduction Factor.
                                               3. We will decrease the Lifetime Income Amount to equal 5%
                                                  of the new Lifetime Income Base.
                                               THE PROPORTIONAL REDUCTION FACTOR IS EQUAL TO YOUR CONTRACT
                                               VALUE AFTER THE WITHDRAWAL DIVIDED BY YOUR CONTRACT VALUE
                                               IMMEDIATELY PRIOR THE WITHDRAWAL.

THE GLWB RIDER IS DESIGNED FOR YOU TO TAKE NON-EXCESS WITHDRAWALS EACH CONTRACT YEAR. THE GLWB RIDER IS NOT DESIGNED FOR TAKING EXCESS WITHDRAWALS. TAKING EXCESS WITHDRAWALS COULD HAVE NEGATIVE CONSEQUENCES:

      - EXCESS WITHDRAWALS COULD REDUCE YOUR GUARANTEED WITHDRAWAL BALANCE AND LIFETIME INCOME BASE BY SUBSTANTIALLY MORE THAN THE ACTUAL AMOUNT OF THE WITHDRAWAL. THIS MEANS THAT THE AMOUNT OF TOTAL GROSS WITHDRAWALS YOU MAKE AND/OR MONTHLY SETTLEMENT PAYMENTS YOU RECEIVE UNDER THE RIDER COULD BE LESS THAN THE TOTAL OF YOUR PURCHASE PAYMENTS (LESS ANY PREMIUM TAXES).

      - EXCESS WITHDRAWALS MAY REDUCE OR EVEN ELIMINATE YOUR FUTURE GUARANTEED WITHDRAWAL AMOUNT AND FUTURE LIFETIME INCOME AMOUNT.

      - WE WILL SURRENDER YOUR CONTRACT, AND YOU WILL LOSE THE GUARANTEES PROVIDED BY THE GLWB RIDER, IF YOUR CONTRACT VALUE IS REDUCED TO ZERO DUE TO EXCESS WITHDRAWALS. YOU WILL NOT RECEIVE ANY FURTHER BENEFITS UNDER THE GLWB RIDER.

MAKING ADDITIONAL PURCHASE PAYMENTS

You may make additional Purchase Payments at any time prior to the earlier of the Benefit Phase Start Date or the Covered Person's 76th birthday (or the older Covered Person's 76th birthday in the case of GLWB Plus For Two), subject to the limitations discussed below.

PURCHASE PAYMENTS PRIOR TO THE LIFETIME INCOME DATE.    If we receive a
Purchase Payment prior to the Lifetime Income Date, we will increase the Guaranteed Withdrawal Balance and the Lifetime Income Base by the amount of the Purchase Payment (less any premium taxes) (subject to a maximum limit of $5 million).

We also will recalculate the Guaranteed Withdrawal Amount to equal the greater of:

      - the Guaranteed Withdrawal Amount immediately before the Purchase Payment; or

      - 5% of the Guaranteed Withdrawal Balance immediately after the Purchase Payment.

PURCHASE PAYMENTS ON OR AFTER THE LIFETIME INCOME DATE.    If we receive a
Purchase Payment on or after the Lifetime Income Date, we will increase the Guaranteed Withdrawal Balance and the Lifetime Income Base by the amount of the Purchase Payment (less any premium taxes) (subject to a maximum limit of $5 million).

On and after the Lifetime Income Date, we will increase the Lifetime Income Amount every time we increase the Lifetime Income Base due to our receipt of a Purchase Payment. The new Lifetime Income Amount will equal 5% of the new Lifetime Income Base following the Purchase Payment.

PURCHASE PAYMENT LIMITATIONS.    Please note the following limits on Purchase
Payments:

      - We reserve the right to refuse to accept additional Purchase Payments at any time to the extent permitted in the state we issue your Contract.

      - You must obtain our prior approval if your Contract Value immediately following an additional Purchase Payment would exceed $1,000,000. We will aggregate multiple Contracts you own for purposes of the $1,000,000 limitation.

      - We will not accept an additional Purchase Payment on or after the first Contract Anniversary without our prior approval if the total of your Purchase Payments on and after the first Contract Anniversary would exceed $100,000. If you own a Qualified Contract, we will waive our requirement for prior approval of any Purchase Payments made in connection with a systematic investment program approved by us. We will aggregate multiple Contracts you own for purposes of the $100,000 limitation.

All other limitations on Purchase Payments, as set forth in "Purchase Payments," also apply. We reserve the right to impose additional limitations on Purchase Payments at any time.


BONUS

A Bonus is available for a limited time (the "Bonus Period"). The Bonus is an incentive for you to defer taking withdrawals until after the Bonus Period. The Bonus Period begins on the first Contract Anniversary and ends on the earlier of:

      - the 10th Contract Anniversary; or

      - the Contract Anniversary immediately following the Contract Year in which the Covered Person (or the older original Covered Person in the case of GLWB Plus For Two) reaches age 80.

If you have never taken a withdrawal, we will increase the Lifetime Income Base by a Bonus on each Contract Anniversary during the Bonus Period (subject to the maximum Lifetime Income Base limit of $5 million). Each time you qualify for a Bonus, we will increase the Lifetime Income Base by an amount equal to 5% multiplied by total Purchase Payments (less any premium taxes).

On and after the Lifetime Income Date, we will increase the Lifetime Income Amount every time we increase the Lifetime Income Base due to a Bonus. The new Lifetime Income Amount will equal 5% of the new Lifetime Income Base after the Bonus.

We will apply any Bonus before we determine if a Step-Up applies on any Contract Anniversary.

Once you take a withdrawal, we will not apply any future Bonuses to the Lifetime Income Base.

NOTE: A Bonus increases the Lifetime Income Base, but it is not available in cash and has no effect on your Contract Value.


STEP-UP

If your Contract Value on any "Step-Up Date" during the "Step-Up Period" is greater than the Lifetime Income Base on that date, we will automatically increase your Lifetime Income Base to equal the Contract Value (subject to the maximum Lifetime Income Base limit of $5 million).

On and after the Lifetime Income Date, we will increase the Lifetime Income Amount every time we increase the Lifetime Income Base due to a Step-Up. The new Lifetime Income Amount will equal 5% of the new Lifetime Income Base following the Step-Up.

We will apply any Bonus before we determine if a Step-Up applies on any Contract Anniversary.

STEP-UP PERIOD. The Step-up Period begins on the Date of Issue and ends on the Contract Anniversary immediately following the Contract Year in which the Covered Person (or the older original Covered Person in the case of GLWB Plus For Two) reaches age 90. NO STEP-UPS WILL OCCUR AFTER THE END OF THE STEP-UP PERIOD.

STEP-UP DATES.    During the Step-Up Period, we schedule the Step-Up Dates for the 3rd, 6th, and 9th Contract Anniversary after the Date of Issue and every Contract Anniversary thereafter (e.g., the 10th, 11th, 12th, etc.) while the GLWB Rider is in effect, and on the Lifetime Income Date.

INCREASE IN GLWB RIDER CHARGE:    If we Step-Up the Lifetime Income Base, we
reserve the right to increase the monthly GLWB Rider charge up to a maximum of 1.00% for GLWB Plus For One or 1.50% for GLWB Plus For Two, on an annual basis, of the Lifetime Income Base on each Monthiversary (see "GLWB RIDER CHARGE" above). If we decide to increase the GLWB Rider charge at the time of a Step-Up, you will receive advance notice and be given the opportunity of no less than 30 days to decline the automatic Step-Up by notifying us at our Service Center in writing.

If you decline an automatic Step-Up, you will have the option to elect to Step-Up the Lifetime Income Base within 30 days of subsequent Step-Up Dates by submitting a written request to our Service Center. If you decide to Step-Up the Lifetime Income Base, we will thereafter resume automatic Step-Ups.


BENEFIT PHASE

The Contract enters the Benefit Phase IF:

      - the Contract Value is reduced to zero due to:

        - a Non-Excess Withdrawal; OR

        - poor market performance; OR

        - the assessment of Contract fees and charges, including the GLWB Rider charge

      - AND either the Guaranteed Withdrawal Balance or the Lifetime Income Amount immediately after any of the above occurs is greater than zero.

The date the Contract enters the Benefit Phase is called the Benefit Phase Start Date.

Note that the Contract will only be eligible to enter the Benefit Phase if:

      - In the case of GLWB Plus For One:

        1. the Covered Person was the sole Owner on the Date of Issue and the Covered Person lives until the Benefit Phase Start Date; OR

        2. both Owners live until the Benefit Phase Start Date (in the case of a Non-Qualified Contract with joint Owners); OR

        3. a Non-Qualified Contract with joint Owners is continued if the Owner who is not a Covered Person dies, and the Covered Person then lives until the Benefit Phase Start Date.

      - In the case of GLWB Plus For Two:

        1. both Covered Persons live until the Benefit Phase Start Date; OR

        2. a Covered Person who is not an Owner dies and the surviving Covered Person lives until the Benefit Phase Start Date; OR

        3. the Contract is continued after the death of an Owner and the surviving Covered Person then lives until the Benefit Phase Start Date.

On the Benefit Phase Start Date we will terminate the GLWB Rider and all other rights and benefits under the Contract, including death benefits and any additional riders. We will not accept additional Purchase Payments and we will not deduct the GLWB Rider charge after the Benefit Phase Start Date.

During the Benefit Phase, we will pay you monthly Settlement Payments. Total monthly Settlement Payments received in the Benefit Phase (by you or your Beneficiary) will not be less than the Guaranteed Withdrawal Balance on the Benefit Phase Start Date, unless your Beneficiary chooses to commute any remaining monthly Settlement Payments on the death of the Covered Person (or the death of the last surviving Covered Person in the case of GLWB Plus For
Two).

NOTE: If the Benefit Phase Start Date occurs before the Lifetime Income Date, monthly Settlement Payments will continue until the Guaranteed Withdrawal Balance is reduced to zero. You may receive as few as one monthly Settlement Payment if the Guaranteed Withdrawal Balance is reduced to zero after the first monthly Settlement Payment. If the Benefit Phase Start Date occurs on or after the Lifetime Income Date, monthly Settlement Payments will continue while a Covered Person is living or until the Guaranteed Withdrawal Balance is reduced to zero, if later. You may receive as few as one monthly Settlement Payment if the Guaranteed Withdrawal Balance is equal to zero on the Benefit Phase Start Date (or is reduced to zero after the first monthly Settlement Payment) and the Covered Person dies (or last surviving Covered Person dies in the case of GLWB Plus for Two) before the next monthly Settlement Payment.

Changes to Owners and Beneficiaries on and after the Benefit Period Start Date are subject to the same restrictions that would apply if the Contract entered the Annuity Period. (See "OWNERS, ANNUITANTS, AND BENEFICIARIES")

IF THE BENEFIT PHASE START DATE OCCURS BEFORE THE LIFETIME INCOME DATE:

If the Guaranteed Withdrawal Balance on the Benefit Phase Start Date is less than or equal to $2,000:

      - The first and only Settlement Payment that we will pay you on the Benefit Phase Start Date will be equal to the Guaranteed Withdrawal Balance.

If the Guaranteed Withdrawal Balance on the Benefit Phase Start Date is greater than $2,000:

     - The first monthly Settlement Payment that we will pay you on the Benefit Phase Start Date will be equal to the lesser of:

          - the Guaranteed Withdrawal Amount minus total Gross Withdrawals taken during the current Contract Year (but in no event less than zero) plus the Guaranteed Withdrawal Amount divided by twelve; or

          - the Guaranteed Withdrawal Balance.

     - We will decrease the Guaranteed Withdrawal Balance by the amount of the first monthly Settlement Payment. If the Guaranteed Withdrawal Balance following the first monthly Settlement Payment is greater than zero, we will pay you recurring monthly Settlement Payments (beginning one month after the Benefit Phase Start Date) equal to the Guaranteed Withdrawal Amount divided by twelve, and we will reduce the Guaranteed Withdrawal Balance by the amount of each payment until the Guaranteed Withdrawal Balance is equal to zero. If the Covered Person dies (or the last surviving Covered Person dies in the case of GLWB Plus For Two) and the Guaranteed Withdrawal Balance has not been reduced to zero, monthly Settlement Payments will continue to the Beneficiary until the Guaranteed Withdrawal Balance is reduced to zero. The last monthly Settlement Payment may be less than the remaining Guaranteed Withdrawal Amount divided by twelve.

     EXAMPLE:

     If: The Guaranteed Withdrawal Balance on the Benefit Phase Start Date = $20,100
          The Guaranteed Withdrawal Amount = $6,000
          Total Gross Withdrawals taken during the current Contract Year = $3,000, then

          The first monthly Settlement Payment will be equal to $3,500 (= Minimum ($20,100, $6,000 - $3,000 + ($6,000 / 12))). The
          Guaranteed Withdrawal Balance after the first monthly Settlement Payment will be equal to $16,600 (= $20,100 - $3,500). Thereafter, we will pay you monthly Settlement Payments of $500 (= $6,000 / 12), and we will reduce the Guaranteed Withdrawal Balance by $500 for each monthly Settlement Payment, until the Guaranteed Withdrawal Balance is reduced to zero. If the Covered Person dies (or the last surviving Covered Person dies in the case of GLWB Plus For Two) and the Guaranteed Withdrawal Balance has not been reduced to zero, the monthly Settlement Payments of $500 will continue to the Beneficiary until the Guaranteed Withdrawal Balance is reduced to zero. In this example, the Guaranteed Withdrawal Balance will be reduced to $100 (= $20,100 - 1 x $3,500 - 33 x $500) after the 34th payment.
          Therefore, the last monthly Settlement Payment (the 35th payment) will be equal to $100.

     - If you die, the Beneficiary may commute any remaining monthly Settlement Payments at an interest rate of 5%.


IF THE BENEFIT PHASE START DATE OCCURS ON OR AFTER THE LIFETIME INCOME DATE:

     - The first monthly Settlement Payment that we will pay you on the Benefit Phase Start Date will be equal to the Lifetime Income Amount minus total Gross Withdrawals taken during the current Contract Year (but in no event less than zero) plus the Lifetime Income Amount divided by twelve.

     - You will then receive recurring monthly Settlement Payments (beginning one month after the Benefit Phase Start Date) for the rest of the Covered Person's life (or the last surviving Covered Person's life in the case of GLWB Plus For Two) equal to the Lifetime Income Amount divided by twelve. We will reduce the Guaranteed Withdrawal Balance by the amount of each monthly Settlement Payment we make to you. If the Covered Person dies (or the last surviving Covered Person dies in the case of GLWB Plus For Two) and the Guaranteed Withdrawal Balance has not been reduced to zero, monthly Settlement Payments will continue to the Beneficiary until the Guaranteed

        Withdrawal Balance is reduced to zero. The last monthly Settlement Payment may be less than the Lifetime Income Amount divided by twelve.

     EXAMPLE:

     If: The Guaranteed Withdrawal Balance on the Benefit Phase Start Date = $20,100
          The Lifetime Income Amount = $6,000
          Total Gross Withdrawals taken during the current Contract Year = $3,000, then

          The first monthly Settlement Payment will be equal to $3,500 (= Minimum ($20,100, $6,000 - $3,000 + ($6,000 / 12)). The Guaranteed
          Withdrawal Balance after the first monthly Settlement Payment will be equal to $16,600 (= $20,100 - $3,500). Thereafter, we will pay you monthly Settlement Payments of $500 (= $6,000 / 12) for the rest of the Covered Person's life (or for the rest of the last surviving Covered Person's life in the case of GLWB Plus For Two). We will reduce the Guaranteed Withdrawal Balance by $500 for each of these payments as we make them. If the Covered Person dies (or the last surviving Covered Person dies in the case of GLWB Plus For Two) and the Guaranteed Withdrawal Balance has not been reduced to zero, the monthly Settlement Payments of $500 will continue to your Beneficiary until the Guaranteed Withdrawal Balance is reduced to zero. In this example, the Guaranteed Withdrawal Balance will be reduced to $100 (= $20,100 - 1 x $3,500 - 33 x $500) after the 34th payment. If the Covered Person has died (or if the last surviving Covered Person has died in the case of GLWB Plus For Two) before the 35th payment, the last monthly Settlement Payment (the 35th payment) will be equal to $100, otherwise we will continue to make monthly Settlement Payments of $500 until the Covered Person's death (or the last surviving Covered Person's death in the case of GLWB Plus For Two).

          NOTE: Under Qualified Contracts, we may make higher monthly Settlement Payments before the Guaranteed Withdrawal Balance is reduced to zero, if we determine that we must do so based on our calculations of your minimum required distribution. In this case, after the Guaranteed Withdrawal Balance is reduced to zero, we will make monthly Settlement Payments equal to the Lifetime Income Amount divided by twelve, provided that a Covered Person is still living at that time.

     - If you die, the Beneficiary may commute any remaining monthly Settlement Payments at an interest rate of 5%.

NOTE: If there is one living Covered Person on the Benefit Phase Start Date and the Benefit Phase Start Date occurs on or after the Lifetime Income Date, the duration of monthly Settlement Payments on and after the Benefit Phase Start Date will be based on that Covered Person's life only, regardless of who is named as an Annuitant. If there are two living Covered Persons on the Benefit Phase Start Date and the Benefit Phase Start Date occurs on or after the Lifetime Income Date, the duration of monthly Settlement Payments on and after the Benefit Phase Start Date will be based on both Covered Person's lives, regardless of who is named as an Annuitant.

NOTE: In the event of divorce, there are cases where we will terminate the GLWB Rider on the Valuation Date that we receive due proof of divorce or the Valuation Date that we receive due proof of death of the first Owner to die. In some cases, the Contract will not be eligible to enter the Benefit Phase after the date of divorce. See "DIVORCE" below.

GLWB RIDER DEATH BENEFIT

GLWB RIDER DEATH BENEFIT BEFORE THE BENEFIT PHASE START DATE

If the GLWB Rider Death Benefit is payable in the situations outlined below, the GLWB Rider Death Benefit will be equal to the greater of (A) or (B), less any premium taxes, where:

        (A) = The Contract Value on the Valuation Date we receive due proof of death

        (B) = The Guaranteed Withdrawal Balance on the Valuation Date we receive due proof of death

We will calculate any GLWB Rider Death Benefit on the Valuation Date we receive due proof of death.


1) GLWB PLUS FOR ONE

If an Owner's death occurs before the Benefit Phase Start Date and the Beneficiary elects to take the Contract death benefit as a lump sum under our current administrative procedures, the following will apply:

IF:                                              THEN:

The Covered Person is the deceased Owner:        - We will pay the GLWB Rider Death Benefit instead of the
                                                   standard death benefit or any optional death benefit you
                                                   elected if the GLWB Rider Death Benefit is greater.
                                                 - We will terminate the GLWB Rider on the Valuation Date
                                                   we receive due proof of death.
The Covered Person is NOT the deceased           - We will NOT pay the GLWB Rider Death Benefit.
   Owner:
   NOTE: THIS SITUATION CAN ONLY ARISE IF JOINT  - We will terminate the GLWB Rider on the Valuation
   OWNERS ARE NAMED ON THE DATE OF ISSUE.          Date we receive due proof of death.

If an Owner's death occurs before the Benefit Phase Start Date and the Beneficiary elects NOT to take the Contract death benefit as a lump sum, the following will apply:

IF:                                           THEN:

The Covered Person is the deceased Owner,     - We will pay the GLWB Rider Death Benefit instead of the
   the Beneficiary is the deceased Owner's      standard death benefit or any optional death benefit you
   surviving spouse, and the Beneficiary        elected if the GLWB Rider Death Benefit is greater.
   chooses NOT to continue the Contract:      - We will terminate the GLWB Rider on the Valuation Date
                                                we receive due proof of death.
The Covered Person is the deceased Owner,     - We will apply the GLWB Rider Death Benefit instead of
   the Beneficiary is the deceased Owner's      the standard death benefit or any optional death benefit
   surviving spouse, and the Beneficiary        you elected if the GLWB Rider Death Benefit is greater.
   chooses to continue the Contract:          - We will terminate the GLWB Rider on the Valuation Date
                                                we receive due proof of death.
The Covered Person is the deceased Owner      - We will pay the GLWB Rider Death Benefit instead of the
   and the Beneficiary is NOT the deceased      standard death benefit or any optional death benefit you
   Owner's surviving spouse:                    elected if the GLWB Rider Death Benefit is greater.
                                              - We will terminate the GLWB Rider on the Valuation Date
                                                we receive due proof of death.


IF:                                              THEN:

The Covered Person is NOT the deceased           - We will NOT apply the GLWB Rider Death Benefit.
   Owner, the sole Beneficiary is the            - We will NOT terminate the GLWB Rider--the Rider will
   deceased Owner's surviving spouse, and          continue unchanged.
   the Beneficiary chooses to continue           - The surviving owner may add or change any Beneficiary
   the Contract:                                   (spouse or non-spouse).
   NOTE: THIS SITUATION CAN ONLY ARISE IF JOINT
   OWNERS ARE NAMED ON THE DATE OF ISSUE.
The Covered Person is NOT the deceased           - We will NOT pay the GLWB Rider Death Benefit.
   Owner, the sole Beneficiary is the deceased   - We will terminate the GLWB Rider on the Valuation Date
   Owner's surviving spouse, and the               we receive due proof of death.
   Beneficiary chooses NOT to continue
   the Contract:
   NOTE: THIS SITUATION CAN ONLY ARISE IF JOINT
   OWNERS ARE NAMED ON THE DATE OF ISSUE.


2) GLWB PLUS FOR TWO

If an Owner's death occurs before the Benefit Phase Start Date and the Beneficiary elects to take the Contract death benefit as a lump sum under our current administrative procedures, the following will apply:

      - If the Covered Person is the deceased Owner and the Beneficiary is not the other Covered Person:

        1. We will pay the GLWB Rider Death Benefit instead of the standard death benefit1. or any optional death benefit you elected if the GLWB Rider Death Benefit is greater.

        2. We will terminate the GLWB Rider on the Valuation Date we receive due proof of death.

      NOTE: THIS SITUATION CAN ARISE ONLY IF BOTH OF THE COVERED PERSONS HAVE
        DIED.

      - Otherwise, we will not pay the GLWB Rider Death Benefit and we will terminate the GLWB Rider on the Valuation Date we receive due proof of death.

If an Owner's death occurs before the Benefit Phase Start Date and the Beneficiary elects NOT to take the Contract death benefit as a lump sum, the following will apply:

IF:                                             THEN:

The Covered Person is the deceased Owner        - We will pay the GLWB Rider Death Benefit instead of the
   and the Beneficiary is not the other           standard death benefit or any optional death benefit you
   Covered Person:                                elected if the GLWB Rider Death Benefit is greater.
   NOTE: THIS SITUATION CAN ARISE ONLY IF BOTH  - We will terminate the GLWB Rider on the Valuation Date
   OF THE COVERED PERSONS HAVE DIED.              we receive due proof of death.


IF:                                             THEN:

A Covered Person is the deceased Owner,         -  We will NOT apply the GLWB Rider Death Benefit.
   the Beneficiary is the deceased Owner's      -  We will NOT terminate the GLWB Rider--the Rider will
   surviving spouse (and the other Covered         continue unchanged.
   Person), and the Beneficiary chooses to      -  If the Beneficiary (who is the surviving spouse) was not an
   continue the Contract:                          Owner of the Contract, the Beneficiary will become the
   NOTE: THIS SITUATION CAN ARISE IF ONLY ONE      new Owner and new Annuitant. The new or surviving
   OF THE COVERED PERSONS HAS DIED.                Owner may add or change any Beneficiary (spouse or
                                                   non-spouse).
A Covered Person is the deceased Owner,         -  We will NOT pay the GLWB Rider Death Benefit.
   the Beneficiary is the deceased Owner's      -  We will terminate the GLWB Rider on the Valuation Date
   surviving spouse (and the other Covered         we receive due proof of death.
   Person), and the Beneficiary chooses NOT
   to continue the Contract:
   NOTE: THIS SITUATION CAN ARISE IF ONLY ONE
   OF THE COVERED PERSONS HAS DIED.

In the case of GLWB Plus For Two, the Rider will continue unchanged and we will not pay the GLWB Rider Death Benefit upon the death of a Covered Person who is not an Owner. In this case, the surviving Owner may add or change any Beneficiary (spouse or non-spouse).

We will pay or apply any GLWB Rider Death Benefit due upon the death of an Owner before the Benefit Phase Start Date in the same manner that we pay or apply the Contract death benefit when an Owner's death occurs before the Annuity Date and, in all circumstances, in accordance with Sections 72(s) or 401(a)(9) of the Code, as applicable. Please note that Contract continuation will not satisfy required minimum distribution rules for Qualified Contracts other than IRAs. Consult a tax adviser for more information.


GLWB RIDER DEATH BENEFIT ON OR AFTER THE BENEFIT PHASE START DATE

If a Covered Person (or the last surviving Covered Person, in the case of GLWB Plus For Two) dies on or after the Benefit Phase Start Date, we will continue to make the same recurring monthly Settlement Payments that were being made prior to the Covered Person's death to the Beneficiary until the Guaranteed Withdrawal Balance is reduced to zero. If the Benefit Phase Start Date occurs before the Lifetime Income Date, then the last monthly Settlement Payment may be less than the Guaranteed Withdrawal Amount divided by twelve. If the Benefit Phase Start Date occurs on or after the Lifetime Income Date, then the last monthly Settlement Payment may be less than the Lifetime Income Amount divided by twelve.

We will pay or apply any GLWB Rider Death Benefit due upon the death of an Owner on or after the Benefit Phase Start Date in the same manner that we pay or apply the Contract death benefit when an Owner's death occurs on or after the Annuity Date and, in all circumstances, in accordance with Sections 72(s) or 401(a)(9) of the Code, as applicable. In some cases, the amount of each monthly Settlement Payment we make to the Beneficiary may be greater than the minimum distribution that might otherwise be required.

NOTE: In the event of divorce, there are cases where we will terminate the GLWB Rider on the Valuation Date that we receive due proof of divorce or the Valuation Date that we receive due proof of death of the first Owner to die. In some cases, the GLWB Rider Death Benefit will not be payable on the death of an Owner, as outlined above, after the date of divorce. See "DIVORCE" below.

ANNUITIZATION

On the Annuity Date, you must elect one of the following Options:

Option 1:   Elect to surrender the Contract, and we will terminate the GLWB
            Rider and pay you the Withdrawal Value (see "WITHDRAWALS AND
            SURRENDERS DURING THE ACCUMULATION PERIOD" in the Prospectus);

Option 2:   Elect to receive annuity payments under your Contract, and we will terminate the GLWB Rider and apply your Withdrawal Value as of the Annuity Date to an Annuity Option (see "ANNUITY PERIOD" in the
            Prospectus); OR

Option 3:   If the Maximum Annuity Date has been reached, elect to apply your
            Withdrawal Value to the GLWB Rider annuitization option. Under the GLWB Rider annuitization option, we will pay you monthly Settlement
            Payments equal to the Lifetime Income Amount divided by twelve for the rest of the Covered Person's life (or the last surviving
            Covered Person's life in the case of GLWB Plus For Two), beginning on the Maximum Annuity Date. We will reduce the Guaranteed
            Withdrawal Balance by the amount of each monthly Settlement Payment we make to you. If the Covered Person dies (or the last surviving
            Covered Person dies in the case of GLWB Plus For Two) and the Guaranteed Withdrawal Balance has not been reduced to zero, monthly
            Settlement Payments will continue to the Beneficiary until the Guaranteed Withdrawal Balance is reduced to zero. The last monthly
            Settlement Payment may be less than the Lifetime Income Amount divided by twelve.
            NOTE:  Total monthly Settlement Payments received on and after the
                   Maximum Annuity Date (by you or your Beneficiary) will not be less than the Guaranteed Withdrawal Balance on the Maximum Annuity Date, unless your Beneficiary chooses to commute any remaining monthly Settlement Payments on the death of the Covered Person (or the death of the last surviving Covered Person in the case of GLWB Plus For
                   Two).
            NOTE:  You may receive as few as one monthly Settlement Payment if the Guaranteed Withdrawal Balance is equal to zero on the Maximum Annuity Date (or is reduced to zero after the first monthly Settlement Payment) and the Covered Person dies (or last surviving Covered Person dies in the case of GLWB Plus for Two) before the next monthly Settlement Payment.
            NOTE:  Under Qualified Contracts, we may make higher monthly
                   Settlement Payments before the Guaranteed Withdrawal Balance is reduced to zero, if we determine that we must do so based on our calculations of your minimum required distribution. In this case, after the Guaranteed Withdrawal Balance is reduced to zero, we will make monthly Settlement Payments equal to the Lifetime Income Amount divided by twelve, provided that a Covered Person is still living at that time.

If you die, the Beneficiary may commute any remaining monthly Settlement Payments at an interest rate of 5%.

     EXAMPLE:

     If:  The Contract has reached the Maximum Annuity Date
          The Withdrawal Value on the Maximum Annuity Date = $2,000
          The Guaranteed Withdrawal Balance on the Maximum Annuity Date =
          $17,100
          The Lifetime Income Amount = $6,000
          You elect Option 3 above, then

          We will pay you monthly Settlement Payments of $500 (= $6,000 / 12) for the rest of the Covered Person's life (or the last surviving Covered Person's life in the case of GLWB Plus For Two). We will reduce the Guaranteed Withdrawal Balance by $500 for each of these payments as we make them. If the Covered Person dies (or the last surviving Covered Person dies in the case of GLWB

          Plus for Two) and the Guaranteed Withdrawal Balance has not been reduced to zero, the monthly Settlement Payments of $500 will continue to your Beneficiary until the Guaranteed Withdrawal Balance is reduced to zero. In this example, the Guaranteed Withdrawal Balance will be reduced to $100 (= $17,100-34 x $500) after the 34th payment. If the Covered Person has died (or the last surviving Covered Person has died in the case of GLWB Plus For Two) before the 35th payment, the last monthly Settlement Payment (the 35th payment) will be equal to $100, otherwise we will continue to make monthly Settlement Payments of $500 until the Covered Person's death (or the last surviving Covered Person's death in the case of GLWB Plus For
          Two).

Please consult your financial adviser as to which option is most appropriate for you.

Note that you will only be eligible to elect Option 3 on the Maximum Annuity Date if:

     -  In the case of GLWB Plus For One:

        1. the Covered Person was the sole Owner on the Date of Issue and the Covered Person lives until the Maximum Annuity Date; or

        2. both Owners live until the Maximum Annuity Date (in the case of a Non-Qualified Contract with joint Owners); or

        3. a Non-Qualified Contract with joint Owners is continued if the Owner who is not a Covered Person dies, and the Covered Person then lives until the Maximum Annuity Date.

     -  In the case of GLWB Plus For Two:

        1. both Covered Persons live until the Maximum Annuity Date; OR

        2. a Covered Person who is not an Owner dies and the surviving Covered Person lives until the Maximum Annuity Date; or

        3. the Contract is continued after the death of an Owner and the surviving Covered Person then lives until the Maximum Annuity Date.

If the Contract reaches the Maximum Annuity Date, and you elect Option 3 above, and there is one living Covered Person at that time, the duration of monthly Settlement Payments on and after the Maximum Annuity Date will be based on that Covered Person's life only, regardless of who is named as an Annuitant. If the Contract reaches the Maximum Annuity Date, and you elect Option 3 above, and there are two living Covered Persons at that time, the duration of monthly Settlement Payments on and after the Maximum Annuity Date will be based on both Covered Person's lives, regardless of who is named as an Annuitant.

We must receive written notification of your election of one of the above Options at least 15 days before the Annuity Date. If the Maximum Annuity Date has been reached and we have not received an election, you will be deemed to elect the Option (Option 2 or Option 3) that would result in the higher initial monthly payment on the Maximum Annuity Date. We will not deduct the GLWB Rider charge after the Annuity Date.


LOANS

The Loan privilege described in the Contract is not available if you elected the GLWB Rider.


DIVORCE

In the event of divorce, the former spouses must provide due proof of divorce to us at our Service Center. WE MAKE A LIMITED NUMBER OF EXCEPTIONS (IDENTIFIED BELOW) WITH RESPECT TO CHANGING AN OWNER AND/OR BENEFICIARY IN CONNECTION WITH DIVORCE. THE COVERED PERSON (OR BOTH COVERED PERSONS IN THE CASE OF GLWB PLUS FOR TWO) MAY LOSE GLWB RIDER BENEFITS IN THE EVENT OF DIVORCE.

1) If the date of divorce occurs prior to the Benefit Phase Start Date and the Annuity Date:

      - If due proof of divorce indicates that one of the following changes is to be made to an Owner and/or Beneficiary (effective as of the date of divorce), we will permit the change and the GLWB Rider will continue:

        1. If the Contract has joint Owners and both Owners are Covered Persons, we will permit one of the Owners to be removed from the Contract.

        2. If the Contract has joint Owners and only one of the Owners is a Covered Person, we will permit the Owner who is not a Covered Person to be removed from the Contract.

        3. If the Contract has a sole Owner, we will permit the Owner to be removed from the Contract if the sole Beneficiary who is also a Covered Person becomes the sole Owner of the Contract.

        4. If the Contract has a sole Beneficiary who is a Covered Person, we will permit the sole Beneficiary to be removed from the Contract.

        5. If the Contract has a sole Owner, and the Owner is the only Covered Person, we will permit the Owner to change or add any Beneficiary (spouse or non-spouse).

      After the change or removal of an Owner and/or Beneficiary, the remaining Owner (who will be the only Covered Person) may change or add any Beneficiary (spouse or non-spouse). Any amounts withdrawn from the Contract in connection with or following the divorce will be treated as Non-Excess Withdrawals or Excess Withdrawals as the case may be, pursuant to the above "Taking Withdrawals" provisions.

NOTE: In the case of GLWB Plus for Two, we will treat the removal of a Covered Person in the same manner as if Covered Person had been removed due to death.

      - If due proof of divorce indicates that there are to be no changes to an Owner and/or Beneficiary (effective as of the date of divorce):

        - If the date of death of the first former spouse to die occurs prior to the Benefit Phase Start Date, then either:

          - The GLWB Rider will continue if the deceased former spouse was not an Owner of the Contract. No GLWB Rider Death Benefit will be payable in connection with this death. The surviving Owner may then change or add any Beneficiary (spouse or non-spouse).

                                     OR:

          - We will terminate the GLWB Rider on the Valuation Date we receive due proof of death of the first former spouse to die, if the former spouse was an Owner of the Contract. If the first former spouse to die was the only Covered Person on the date of death, we will pay the GLWB Rider Death Benefit instead of the standard death benefit or any optional death benefit elected if the GLWB Rider Death Benefit is greater. Otherwise, no GLWB Rider Death Benefit will be payable in connection with this death.

        - If both former spouses are still living on the Benefit Phase Start Date, we will split the monthly Settlement Payments according to the instructions we receive as part of the due proof of divorce. Prior to our receipt of due proof of divorce, we will make monthly Settlement Payments in the manner prescribed by the Owner pursuant to the terms of the Rider.

          - If the Maximum Annuity Date has been reached, and both former spouses are still living on that date, and you elect the GLWB Rider annuitization option on that date, we will split the monthly Settlement Payments according to the instructions we receive as part of the due proof of divorce. Prior to our receipt of due proof of divorce, we will make monthly Settlement Payments in the manner prescribed by the Owner pursuant to the terms of the Rider.

        - If due proof of divorce indicates that an Owner and/or Annuitant and/or Beneficiary is to be changed, added, or removed (effective as of the date of divorce), and it is not specifically permitted above, the Rider will terminate on the earlier of the Valuation Date we receive due proof of divorce or the Valuation Date we receive due proof of death of the first Owner to die. The Contract will not be eligible to enter the Benefit Phase after the date of divorce and no GLWB Rider Death Benefit will be payable on the death of an Owner after the date of divorce. In this case, we will refund any GLWB Rider charges between the date of divorce and the date that the GLWB Rider is terminated.

2)    If the date of divorce occurs on or after the Benefit Phase Start Date:

      - We will split the monthly Settlement Payments according to the instructions we receive as part of the due proof of divorce. Prior to our receipt of due proof of divorce, we will make monthly Settlement Payments in the manner prescribed by the Owner pursuant to the terms of the Rider.

3) If the date of divorce occurs on or after the Maximum Annuity Date and you elected the GLWB Rider annuitization option on the Maximum Annuity
      Date:

      - We will split the monthly Settlement Payments according to the instructions we receive as part of the due proof of divorce. Prior to our receipt of due proof of divorce, we will make monthly Settlement Payments in the manner prescribed by the Owner pursuant to the terms of the Rider.


OTHER PROVISIONS

If you elected the GLWB Rider, all other provisions of your Contract and this Prospectus that do not conflict with the provisions of the GLWB Rider apply, such as "Transfers During the Accumulation Period" and "Withdrawals and Surrenders During the Accumulation Period" in the Prospectus.


TERMINATING THE GLWB RIDER

You may not terminate the GLWB Rider once it is in effect. However, we will terminate the GLWB Rider automatically upon the earliest of:

      - the Valuation Date that the Contract Value, the Guaranteed Withdrawal Balance, and the Lifetime Income Amount all equal zero (we will treat this as a surrender);

      - the Annuity Date;

      - the Benefit Phase Start Date;

      - the Valuation Date we receive due proof of an Owner's death, in certain circumstances (see "GLWB RIDER DEATH BENEFIT" above);

      - the Valuation Date we receive due proof of divorce or the Valuation Date we receive due proof of the death of the first Owner to die after divorce, in certain circumstances (see "DIVORCE" above); or

      - termination or surrender of the Contract.

Once the GLWB Rider terminates, it cannot be reelected or reinstated. All charges for the GLWB Rider will cease upon termination.


MISSTATEMENT OF AGE

If any Owner or Covered Person's age has been misstated, we may change the Covered Person in the case of GLWB Plus for One. We will terminate the GLWB Rider if the Contract would not have been eligible to elect the GLWB Rider on the Date of Issue had the correct age been provided. We may also adjust the Lifetime Income Date, Guaranteed Withdrawal Balance, Guaranteed Withdrawal Amount, Lifetime Income Base, Lifetime Income Amount, Contract Value, the amount of previous charges for the GLWB Rider, GLWB Rider Death Benefits, and/or the amount of any Settlement Payments, as applicable, to the correct amount had the correct age been provided. If there is any underpayment of monthly Settlement Payments, we will pay the amount of the underpayment in one sum. We will deduct any overpayment of monthly Settlement Payments from the current or succeeding monthly Settlement Payment(s) due under the GLWB Rider. Interest not to exceed 3% compounded annually will be credited to any underpayment or charged to any overpayment of monthly Settlement Payments.


EXAMPLES

Please refer to Examples 1-3, below for hypothetical examples that illustrate the benefits under the GLWB Rider.


FEDERAL TAX ISSUES

As with any distribution from the Contract, tax consequences may apply to GLWB Rider distributions. The application of certain tax rules, particularly those rules relating to distributions resulting from a GLWB Rider, are not entirely clear. In this regard, we intend to treat monthly Settlement Payments received by you under the GLWB Rider after the Contract enters into the Benefit Phase as annuity payments for tax purposes. (However, we intend to treat any portion of the first monthly Settlement Payment that is in excess of the Guaranteed Withdrawal Amount divided by twelve (if the Benefit Phase Start Date occurs before the Lifetime Income Date) or the Lifetime Income Amount divided by twelve (if the Benefit Phase Start Date occurs on or after the Lifetime Income
Date), as fully taxable to you. In addition, if the Benefit Phase Start Date occurs before the Lifetime Income Date and the Guaranteed Withdrawal Balance on the Benefit Phase Start Date is less than or equal to $2,000, we intend to treat this Settlement Payment as a surrender payment for tax purposes.) We intend to treat the payments made to you prior to the Benefit Phase as withdrawals for tax purposes. (See "FEDERAL TAX MATTERS--TAXATION OF ANNUITIES IN GENERAL" in the Prospectus)

The GLWB Rider provides benefits that differ from those traditionally offered under variable annuity contracts. If this Rider is in effect, the Covered Person(s) or his or her Beneficiary may be entitled to monthly Settlement Payments even if the Contract Value is zero. Such monthly Settlement Payments may be fully includible in income, if the investment in the Contract has been fully recovered.


LIFE EXPECTANCY DISTRIBUTIONS

You may request us in writing, in a form acceptable to us, to pay you withdrawals that we determine to be part of a series of substantially equal periodic payments over your "life expectancy" (or the joint life expectancies of both Covered Persons, if you elected GLWB Plus For Two). For purposes of the GLWB Rider, withdrawals under our Life Expectancy Distribution program are distributions within a calendar year that are intended to be paid to you as required or contemplated by Code Section 401(a)(9), Section 403(b)(10), Section 408(b)(3), or Section 408A(c), as the case may be (we sometimes refer to these as "Required Minimum Distributions").

You may take any Required Minimum Distributions related to this Contract from this Contract or from any other Contract you may own. Under our Life Expectancy Distribution program, we do not consider withdrawals under other Contracts you may own when calculating "life expectancy" distributions. In some cases there may be other acceptable methods of calculating the required distribution amount. You must accept our calculation of the minimum distribution amount in order to participate in our Life Expectancy Distribution program and to avoid potential Excess Withdrawal treatment. In some cases there may be other acceptable methods of calculating the required distribution amount.

We reserve the right to make any changes we deem necessary to comply with the Code and Treasury Regulations. We base our "life expectancy" calculations on our understanding and interpretation of the requirements under tax law applicable to required minimum distributions. You should discuss these matters with your tax adviser prior to electing GLWB Rider.

We will treat withdrawals under our Life Expectancy Distribution program as Non-Excess Withdrawals, if no other Gross Withdrawals are taken while the program is in effect. Any Gross Withdrawals that are taken that are not part of the program and any future Life Expectancy program withdrawals that are taken during that Contract Year may be considered Excess Withdrawals. (See "TAKING WITHDRAWALS" above.

GLWB RIDER--EXAMPLE #1

THIS EXAMPLE ILLUSTRATES THE SETTING OF INITIAL AMOUNTS, THE IMPACT OF BONUSES AND STEP-UPS, THE IMPACT OF ADDITIONAL PURCHASE PAYMENTS, THE IMPACT OF NON-EXCESS AND EXCESS WITHDRAWALS, AND THE CALCULATION OF THE GLWB RIDER DEATH BENEFIT

The values shown below assume that:

      - a Contract is issued with an initial Purchase Payment of $100,000 and no premium taxes apply;

      - the Covered Person (or oldest Covered Person in the case of GLWB Plus For Two) is exact age 55 on the Date of Issue;

      - an Excess Withdrawal equal to the Contract Value is taken in the middle of the 17th Contract Year (the Contract is surrendered); and

      - we do not exercise our right to increase the GLWB Rider charge on the effective date of any Step-Up of the Lifetime Income Base.

The values in the shaded lines below are middle of year values (after the impact of the each assumed transaction). All other values are beginning of the year.

                                                          HYPOTHETICAL  HYPOTHETICAL              LIFETIME  CONTRACT
                                                            CONTRACT      CONTRACT    GUARANTEED   INCOME   VALUE ON  LIFETIME
        CONTRACT  AGE OF COVERED  PURCHASE      GROSS     VALUE BEFORE   VALUE AFTER  WITHDRAWAL    BASE     STEP-UP   INCOME
LINE      YEAR        PERSON       PAYMENT   WITHDRAWAL    TRANSACTION   TRANSACTION    BALANCE     BONUS     DATE      BASE
------  --------  --------------  ---------  -----------  ------------  ------------  ----------  --------  --------  --------

(1)...      1                 55  $ 100,000                 $      0      $100,000    $ 100,000       N/A        N/A  $100,000
(2)...      2                 56                              95,000        95,000      100,000    $5,000        N/A   105,000
(3)...      3                 57                             110,000       110,000      100,000     5,000        N/A   110,000
(4)...      4                 58                             117,500       117,500      100,000     5,000   $117,500   117,500
(5)...      4     Transaction #1     25,000                  110,000       135,000      125,000       N/A        N/A   142,500
(6)...      5                 59                             130,000       130,000      125,000     6,250        N/A   148,750
(7)...      6                 60                             115,000       115,000      125,000     6,250        N/A   155,000
(8)...      7                 61                             110,000       110,000      125,000     6,250    110,000   161,250
(9)...      7     Transaction #2               $ 6,250       118,750       112,500      118,750       N/A        N/A   155,000
(10)..      8                 62                             115,000       115,000      118,750       N/A        N/A   155,000
(11)..      9                 63                             117,500       117,500      118,750       N/A        N/A   155,000
(12)..      9     Transaction #3                10,000       125,000       115,000      108,750       N/A        N/A   142,600
(13)..     10                 64                             125,000       125,000      108,750       N/A    125,000   142,600
(14)..     11                 65                             135,000       135,000      108,750       N/A    135,000   142,600
(15)..     12                 66                             150,000       150,000      108,750       N/A    150,000   150,000
(16)..     13                 67                             135,000       135,000      108,750       N/A    135,000   150,000
(17)..     13     Transaction #4                 7,500       122,500       115,000      101,250       N/A        N/A   150,000
(18)..     14                 68                             105,000       105,000      101,250       N/A    105,000   150,000
(19)..     15                 69                             110,000       110,000      101,250       N/A    110,000   150,000
(20)..     16                 70                              90,000        90,000      101,250       N/A     90,000   150,000
(21)..     16     Transaction #5                65,000        75,000        10,000       13,500       N/A        N/A    20,000
(22)..     17                 71                              10,500        10,500       13,500       N/A     10,500    20,000
(23)..     17     Transaction #6                11,000        11,000             0            0       N/A        N/A         0


        GUARANTEED  LIFETIME
        WITHDRAWAL   INCOME
LINE      AMOUNT     AMOUNT
------  ----------  --------

(1)...    $5,000        N/A
(2)...     5,000        N/A
(3)...     5,000        N/A
(4)...     5,000        N/A
(5)...     6,250        N/A
(6)...     6,250        N/A
(7)...     6,250        N/A
(8)...     6,250        N/A
(9)...     6,250        N/A
(10)..     6,250        N/A
(11)..     6,250        N/A
(12)..     5,750        N/A
(13)..     5,750        N/A
(14)..       N/A     $7,130
(15)..       N/A      7,500
(16)..       N/A      7,500
(17)..       N/A      7,500
(18)..       N/A      7,500
(19)..       N/A      7,500
(20)..       N/A      7,500
(21)..       N/A      1,000
(22)..       N/A      1,000
(23)..        na          0

SETTING OF INITIAL AMOUNTS

               --On the Date of Issue, the Contract Value is equal to the initial Purchase Payment of
               $100,000. The initial Guaranteed Withdrawal Balance and Lifetime Income Base are set
               equal to the initial Purchase Payment of $100,000. The Guaranteed Withdrawal Amount is
               set equal to the 5% of the Guaranteed Withdrawal Balance (5% x $100,000 = $5,000). The
Line (1)       Lifetime Income Amount is not calculated prior to the Lifetime Income Date.

DETERMINATION OF LIFETIME INCOME DATE

               The Lifetime Income Date is the Contract Anniversary on or after the Covered Person (or oldest Covered Person in the case of GLWB Plus for Two) reaches age 65, or the Date of
               Issue if the Covered Person (or oldest Covered Person in the case of GLWB Plus for Two) is age 65 or older on the Date of Issue.

Line (14)      In this example the Lifetime Income Date is the first day of the 11th Contract Year.

BONUSES & STEP-UPS

               The Bonus Period lasts until the earlier of the 10th Contract Anniversary or the Contract
               Anniversary immediately following the Contract Year in which the Covered Person (or older original Covered Person in the case of GLWB Plus for Two) reaches age 80. No Bonuses will be applied after a withdrawal is taken.

               The Step-Up Period begins on the Date of Issue and ends on the Contract Anniversary immediately following the Contract Year in which the Covered Person (or older original
               Covered Person in the case of GLWB Plus For Two) reaches age 90. During the Step-Up
               Period, Step-Up dates are scheduled for the 3rd, 6th, and 9th Contract Anniversary and every Contract Anniversary thereafter and the Lifetime Income Date.

               Since no withdrawals have been taken and the Covered Person is within the Bonus Period, the Lifetime Income Base is increased for a Bonus. The Bonus is equal to 5% of total
               Purchase Payments (= 5% x $100,000 = $5,000). The new Lifetime Income Base after the
               Bonus is equal to $105,000 (= $100,000 + $5,000). The Guaranteed Withdrawal Amount
Line (2)       does not change after a Bonus is applied.

               The 3rd Contract Anniversary is a Step-Up Date and the Contract Value ($117,500) exceeds the Lifetime Income Base after the Bonus is applied ($115,000), so the Lifetime Income Base is Stepped-Up to the Contract Value. Note that the Bonus is applied before we determine if
Line (4)       a Step-Up applies.

               The Contract Value ($110,000) is lower than the Lifetime Income Base after the Bonus is Line (8)
Line (8)       applied ($155,000 + $6,250 = $161,250) so the Lifetime Income Base is not Stepped-Up.

               The Contract Value ($150,000) is higher than the Lifetime Income Base ($142,600) so the
               Lifetime Income Base is Stepped-Up to equal the Contract Value. The Lifetime Income
Line (15)      Amount is increased to equal 5% of the new Lifetime Income Base (= 5% x $150,000 = $7,500).

TRANSACTION #1--IMPACT OF AN ADDITIONAL PURCHASE PAYMENT

               --We increase the Guaranteed Withdrawal Balance and Lifetime Income Base by the
               amount of an additional Purchase Payment when we receive it. The Guaranteed
               Withdrawal Balance after the additional Purchase Payment is equal to $125,000
               (= $100,000 + $25,000). The Lifetime Income Base after the additional Purchase Payment
Line (5)       Line (5) equals $142,500 (= $117,500 + $25,000).

               --The Guaranteed Withdrawal Amount is recalculated to equal the greater of (a) the
               Guaranteed Withdrawal Amount immediately before the Purchase Payment; or (b) 5% of the Guaranteed Withdrawal Balance immediately after the Purchase Payment. This is equal to $6,250 which is the greater of (a) = $5,000 or (b) = 5% x $125,000 = $6,250.


TRANSACTION #2--IMPACT OF A NON-EXCESS WITHDRAWAL TAKEN PRIOR TO THE LIFETIME INCOME DATE

               Prior to the Lifetime Income Date, the Guaranteed Withdrawal Amount is used for the purpose of determining whether a Gross Withdrawal is a Non-Excess Withdrawal or Excess
               Withdrawal

               A Gross Withdrawal of $6,250 is taken in the middle of the 7th Contract Year. Since the
               Gross Withdrawal does not cause total Gross Withdrawals taken during the Contract Year to exceed the Guaranteed Withdrawal Amount ($6,250), the Gross Withdrawal is classified as a Non-Excess Withdrawal. According to the terms of the GLWB Rider, amounts are
Line (9)       adjusted for a Non-Excess Withdrawal taken prior to the Lifetime Income Date, as follows:

               --The new Guaranteed Withdrawal Balance equals the Guaranteed Withdrawal Balance prior to the withdrawal minus the amount of the withdrawal ($118,750 = $125,000 - $6,250)

               --The new Lifetime Income Base is equal to the greater of (a) the Lifetime Income Base immediately prior to the withdrawal minus the amount of the withdrawal or (b) the Lifetime
               Income Base immediately prior to the withdrawal multiplied by the Proportional Reduction
               Factor*. This is equal to $155,000 which is the greater of (a) = $161,250 - $6,250 = $155,000 or (b) = $161,250 x ($112,500 / $118,750) = $152,763

               --There is no change to the Guaranteed Withdrawal Amount.

               * The Proportional Reduction Factor is equal to the Contract Value after the withdrawal divided by the Contract Value immediately prior to the withdrawal (= $112,500 / $118,750).

Line (9)       No future Bonuses will be applied to the Lifetime Income Base after this withdrawal.

TRANSACTION #3--IMPACT OF AN EXCESS WITHDRAWAL TAKEN PRIOR TO THE LIFETIME INCOME DATE

               A Gross Withdrawal of $10,000 is taken in the middle of the 9th Contract Year. Since the
               Gross Withdrawal exceeds the Guaranteed Withdrawal Amount ($6,250), the Gross
               Withdrawal is classified as an Excess Withdrawal. According to the terms of the GLWB
               Rider, amounts are adjusted for an Excess Withdrawal taken prior to the Lifetime Income
Line (12)      Date, as follows:

               --The new Guaranteed Withdrawal Balance is equal to the lesser of (a) the Guaranteed
               Withdrawal Balance immediately prior to the withdrawal minus the amount of the withdrawal or (b) the Guaranteed Withdrawal Balance immediately prior to the withdrawal multiplied by the Proportional Reduction Factor*. This is equal to $108,750 which is the lesser of (a) = $118,750 - $10,000 = $108,750 or (b) = $118,750 x ($115,000 / $125,000) = $109,250.

               --The new Lifetime Income Base is equal to the Lifetime Income Base immediately prior to the withdrawal multiplied by the Proportional Reduction Factor ($155,000 x ($115,000 /
               $125,000) = $142,600). Note that the Lifetime Income Base decreases by more than the amount of the withdrawal.

               --The new Guaranteed Withdrawal Amount is equal to the Guaranteed Withdrawal
               Amount immediately prior to the withdrawal multiplied by the Proportional Reduction
               Factor ($6,250 x ($115,000 / $125,000) = $5,750).

               * The Proportional Reduction Factor is equal to the Contract Value after the withdrawal divided by the Contract Value immediately prior to the withdrawal (= $115,000 / $125,000).


TRANSACTION #4--IMPACT OF A NON-EXCESS WITHDRAWAL TAKEN ON OR AFTER THE LIFETIME INCOME DATE

               On and after the Lifetime Income Date, the Lifetime Income Amount is used for the purpose of determining whether a Gross Withdrawal is a Non-Excess Withdrawal or Excess
               Withdrawal

               A Gross Withdrawal of $7,500 is taken in the middle of the 13th Contract Year. Since the
               Gross Withdrawal does not cause total Gross Withdrawals taken during the Contract Year to exceed the Lifetime Income Amount ($7,500), the Gross Withdrawal is classified as a
               Non-Excess Withdrawal. According to the terms of the GLWB Rider, amounts are adjusted
Line (17)      for a Non-Excess Withdrawal taken on or after the Lifetime Income Date, as follows:

               --The new Guaranteed Withdrawal Balance equals the Guaranteed Withdrawal Balance prior to the withdrawal minus the amount of the withdrawal ($101,250 = $108,750 - $7,500)

               --There is no change to the Lifetime Income Base

               --There is no change to the Lifetime Income Amount.

TRANSACTION #5--IMPACT OF AN EXCESS WITHDRAWAL TAKEN ON OR AFTER THE LIFETIME INCOME DATE

               A Gross Withdrawal of $65,000 is taken in the middle of the 16th Contract Year. Since the
               Gross Withdrawal exceeds the Lifetime Income Amount ($7,500), the Gross Withdrawal is
               classified as an Excess Withdrawal. According to the terms of the GLWB Rider, amounts are
Line (21)      adjusted for an Excess Withdrawal taken on or after the Lifetime Income Date, as follows:

               --The new Guaranteed Withdrawal Balance is equal to the lesser of (a) the Guaranteed
               Withdrawal Balance immediately prior to the withdrawal minus the amount of the withdrawal or (b) the Guaranteed Withdrawal Balance immediately prior to the withdrawal multiplied by the Proportional Reduction Factor*. This is equal to to $13,500 which is the lesser of (a) = $101,250 - $65,000 = $36,250 or (b) = $101,250 x ($10,000 / $75,000) =
               $13,500. Note that the Guaranteed Withdrawal Balance decreases by more than the amount of the withdrawal.

               --The new Lifetime Income Base is equal to the Lifetime Income Base immediately prior to the withdrawal multiplied by the Proportional Reduction Factor ($150,000 x ($10,000 /
               $75,000) = $20,000). Note that Lifetime Income Base decreases by more than the amount of the withdrawal.

               --The new Lifetime Income Amount is equal to 5% of the new Lifetime Income Base
               (5% x $20,000 = $1,000).

               * The Proportional Reduction Factor is equal to the Contract Value after the withdrawal divided by the Contract Value immediately prior to the withdrawal (= $10,000 / $75,000).

TRANSACTION #6--IMPACT OF AN EXCESS WITHDRAWAL EQUAL TO THE CONTRACT VALUE TAKEN ON OR AFTER THE LIFETIME
INCOME DATE

               The Contract does not enter the Benefit Phase after this transaction because the Contract
               Value is reduced to zero due to an Excess Withdrawal. The Contract is surrendered and the
               GLWB Rider is terminated because the Contract Value, the Guaranteed Withdrawal
               Balance, and the Lifetime Income Amount all equal zero.


             A Gross Withdrawal of $11,000 is taken in the middle of the 17th Contract Year. Since the
             Gross Withdrawal exceeds the Lifetime Income Amount ($1,000), the Gross Withdrawal is
             classified as an Excess Withdrawal. According to the terms of the GLWB Rider, amounts are
Line (23)    adjusted for an Excess Withdrawal taken on or after the Lifetime Income Date, as follows:

             --The new Guaranteed Withdrawal Balance is equal to the lesser of (a) the Guaranteed
             Withdrawal Balance immediately prior to the withdrawal minus the amount of the withdrawal or (b) the Guaranteed Withdrawal Balance immediately prior to the withdrawal multiplied by the Proportional Reduction Factor*. This is equal to to $0 which is the lesser of (a) = $13,500 - $11,000 = $2,500 or (b) = $13,500 x ($0 / $11,000) = $0.

             --The new Lifetime Income Base is equal to the Lifetime Income Base immediately prior to the withdrawal multiplied by the Proportional Reduction Factor. This is equal to
             $0 (= $20,000 x ($0 / $11,000))

             --The new Lifetime Income Amount is equal to 5% of the new Lifetime Income Base
             (5% x $0 = $0).

             * The Proportional Reduction Factor is equal to the Contract Value after the withdrawal divided by the Contract Value immediately prior to the withdrawal (= $0 / $11,000).

GLWB RIDER DEATH BENEFIT

             The GLWB Rider Death Benefit may be payable on an Owner's death in certain situations identified in the GLWB Rider. If the GLWB Rider Death Benefit is payable, we will pay (or apply) the GLWB Rider Death Benefit instead of the standard death benefit or any optional death benefit elected, if the GLWB Rider Death Benefit is greater.

             The GLWB Rider Death Benefit is equal to the greater of (a) or (b), less any premium taxes, where:

             (a) = the Contract Value on the Valuation Date we receive due proof of death; and

             (b) = the Guaranteed Withdrawal Balance on the Valuation Date we receive due proof of death.

             If we were to receive due proof of death of an Owner's death on the 10th Contract
             Anniversary AND the GLWB Rider Death Benefit is payable on such Owner's death in a
Line (14)    situation identified in the GLWB Rider:

             --The GLWB Rider Death Benefit would be equal to $135,000 which is the greater of (a) the
             Contract Value ($135,000) or (b) the Guaranteed Withdrawal Balance ($108,750).

             If we were to receive due proof of death of an Owner's death on the 15th Contract
             Anniversary AND the GLWB Rider Death Benefit is payable on such Owner's death in a
Line (20)    situation identified in the GLWB Rider:

             --The GLWB Rider Death Benefit would be equal to $101,250 which is the greater of (a) the
             Contract Value ($90,000) or (b) the Guaranteed Withdrawal Balance ($101,250).


GLWB RIDER--EXAMPLE #2

THIS EXAMPLE ILLUSTRATES A SITUATION WHERE THE BENEFIT PHASE START DATE OCCURS PRIOR TO THE LIFETIME INCOME DATE

The values shown below assume that:

      - a Contract is issued with an initial Purchase Payment of $150,000 and no premium taxes apply;

      - the Covered Person (or oldest Covered Person in the case of GLWB Plus For Two) is exact age 55 on the Date of Issue;

      - the Covered Person (or both surviving Covered Persons in the case of GLWB Plus For Two) lives until the Benefit Period Start Date; and

      - Non-Excess Withdrawals equal to the Guaranteed Withdrawal Amount are taken in the middle of each Contract Year.



                                                  AGE OF
        CONTRACT                                  COVERED                         PURCHASE
LINE      YEAR                                    PERSON                           PAYMENT
------  ---------------------------------------  -------------------------------  -----------------------------------

(1)...      1                                       55                            $ 150,000
(2)...      2                                       56
(3)...      3                                       57
(4)...      4                                       58
(6)...      5                                       59
(7)...      6                                       60
(8)...      7                                       61
(10)..      8                                       62
(11)..      9
(12)..  Benefit Period Start Date
(13)..  Benefit Period Start Date + 1 Month
(14)..  Benefit Period Start Date + 2 Months
(15)..  etc


                                                                            LIFETIME
        HYPOTHETICAL                       GUARANTEED                        INCOME
          CONTRACT                         WITHDRAWAL                         BASE
LINE        VALUE                            BALANCE                          BONUS
------  ---------------------------------  ------------------------------  ------------------------------

(1)...   $ 150,000                          $ 150,000                          N/A
(2)...     127,000                            142,500                          N/A
(3)...     111,000                            135,000                          N/A
(4)...      95,000                            127,500                          N/A
(6)...      67,000                            120,000                          N/A
(7)...      30,000                            112,500                          N/A
(8)...      18,000                            105,000                          N/A
(10)..      11,000                             97,500                          N/A
(11)..       3,000                             90,000                          N/A
(12)..
(13)..
(14)..
(15)..


        CONTRACT
        VALUE ON                         LIFETIME                             GUARANTEED
         STEP-UP                          INCOME                              WITHDRAWAL
LINE      DATE                             BASE                                 AMOUNT
------  ------------------------------  -----------------------------------  ------------------------------------

(1)...       N/A                        $  150,000                              $7,500
(2)...       N/A                           142,500                               7,500
(3)...       N/A                           135,000                               7,500
(4)...  $ 95,000                           127,500                               7,500
(6)...       N/A                           120,000                               7,500
(7)...       N/A                           112,500                               7,500
(8)...    18,000                           105,000                               7,500
(10)..       N/A                            97,500                               7,500
(11)..       N/A                               N/A                                 N/A
(12)..
(13)..
(14)..
(15)..

        HYPOTHETICAL
          CONTRACT
            VALUE                                                                    MONTHLY    GUARANTEED
           BEFORE                                 GROSS                            SETTLEMENT   WITHDRAWAL
LINE     WITHDRAWAL                            WITHDRAWAL                            PAYMENT      BALANCE
------  ------------------------------------  -----------------------------------  ----------  -----------

(1)...    $ 138,500                             $ 7,500                                  N/A
(2)...      119,000                               7,500                                  N/A
(3)...      103,000                               7,500                                  N/A
(4)...       81,000                               7,500                                  N/A
(6)...       48,500                               7,500                                  N/A
(7)...       24,000                               7,500                                  N/A
(8)...       14,500                               7,500                                  N/A
(10)..       10,000                               7,500                                  N/A
(11)..        2,300                               2,300                                  N/A     $ 87,700
(12)..                                                                               $ 5,825       81,875
(13)..                                                                                   625       81,250
(14)..                                                                                   625       80,625
(15)..

               --In this example, the Lifetime Income Date would be the first day of the 11th Contract
               Year (the Contract Anniversary on or after the Covered Person (or oldest Covered Person in the case of GLWB Plus for Two) reaches age 65).

BONUSES & STEP-UPS

               No Bonuses are applied to the Lifetime Income Base in this example because a withdrawal is taken in the 1st Contract Year (no future Bonuses are applied to the Lifetime Income Base
Line (2)       after a withdrawal).

               The Contract Value on the 3rd Contract Anniversary (a scheduled Step-Up Date that is within the Step-Up Period) is less than the Lifetime Income Base so the Lifetime Income
Line (4)       Base is not Stepped-Up.

BENEFIT PHASE START DATE

               --A Gross Withdrawal of $2,300 is taken in the middle of the 9th Contract Year reducing the Contract Value to zero. This withdrawal is a Non-Excess Withdrawal because it does not cause total Gross Withdrawals taken during the Contract Year to exceed the Guaranteed
               Withdrawal Amount ($7,500). The Guaranteed Withdrawal Balance is reduced by the
Line (11)      amount of the Gross Withdrawal ($90,000 - $2,300 = $87,700).

               --The Contract enters the Benefit Phase because the Contract Value has been reduced to zero due to a Non-Excess Withdrawal and the remaining Guaranteed Withdrawal Balance is greater than zero. The date that the Contract enters the Benefit Phase is called the Benefit
               Phase Start Date. The GLWB Rider is terminated on the Benefit Phase Start Date; the remaining Guaranteed Withdrawal Balance and Guaranteed Withdrawal Amount are stored for use in the Benefit Phase. All other GLWB Rider amounts cease to exist on the Benefit
               Phase Start Date because the GLWB Rider is terminated.

               --The remaining Guaranteed Withdrawal Balance immediately following the final Gross
               Withdrawal is greater than $2,000. Therefore, the first monthly Settlement Payment is equal
               $5,825 which is the lesser of (a) the Guaranteed Withdrawal Amount minus total Gross
               Withdrawals taken during the current Contract Year plus the Guaranteed Withdrawal
               Amount divided by twelve, ($7,500 - $2,300 + $7,500 / 12 = $5,825) or (b) the remaining
               Guaranteed Withdrawal Balance ($87,700). The remaining Guaranteed Withdrawal Balance after the first monthly Settlement Payment is equal to remaining Guaranteed Withdrawal
               Balance after the final Gross Withdrawal minus the amount of the first monthly Settlement
Line (12)      Payment ($81,875 = $87,700 - $5,825).

               --Note that the total amount received on the Benefit Phase Start Date ($8,125) is equal to the amount of the final Gross Withdrawal ($2,300) plus the first monthly Settlement
               Payment ($5,825).

               Monthly Settlement Payments will continue until the Guaranteed Withdrawal Balance is reduced to zero. If the Covered Person dies before the Guaranteed Withdrawal Balance is reduced to zero, monthly Settlement Payments will continue to the Beneficiary until the
Line (15)      Guaranteed Withdrawal Balance is reduced to zero.


GLWB RIDER--EXAMPLE #3

THIS EXAMPLE ILLUSTRATES A SITUATION WHERE THE BENEFIT PHASE START DATE OCCURS AFTER THE LIFETIME INCOME DATE

The values shown below assume that:

      - a Contract is issued with an initial Purchase Payment of $120,000 and no premium taxes apply;

      - the Covered Person (or oldest Covered Person in the case of GLWB Plus For Two) is exact age 68 on the Date of Issue;

      - the Covered Person (or both surviving Covered Persons in the case of GLWB Plus For Two) lives until the Benefit Period Start Date; and

      - Non-Excess Withdrawals equal to the Lifetime Income Amount are taken in the middle of each Contract Year.





                                                    AGE OF
         CONTRACT                                   COVERED
LINE       YEAR                                     PERSON
-------  ----------------------------------------  ------------------------------

(1)....      1                                        68
(2)....      2                                        69
(3)....      3                                        70
(4)....      4                                        71
(6)....      5                                        72
(7)....      6                                        73
(8)....      7                                        74
(10)...      8                                        75
(11)...      9
(12)...  Benefit Period Start Date
(13)...  Benefit Period Start Date + 1 Month
(14)...  Benefit Period Start Date + 2 Months
(15)...  etc

                                             BEGINNING OF YEAR VALUES
         ------------------------------------------------------------------------------------------------

                                                            LIFETIME   CONTRACT
                               HYPOTHETICAL    GUARANTEED    INCOME    VALUE ON    LIFETIME     LIFETIME
         PURCHASE                CONTRACT      WITHDRAWAL     BASE      STEP-UP     INCOME       INCOME
LINE      PAYMENT                  VALUE         BALANCE      BONUS      DATE        BASE        AMOUNT
-------  --------------------  -------------  ------------  --------  ----------  ----------  -----------

(1)....  $ 120,000              $  120,000      $ 120,000      N/A    $  120,000  $  120,000    $ 6,000
(2)....                            122,000        114,000      N/A           N/A     120,000      6,000
(3)....                            111,000        108,000      N/A           N/A     120,000      6,000
(4)....                             95,000        102,000      N/A        95,000     120,000      6,000
(6)....                             67,000         96,000      N/A           N/A     120,000      6,000
(7)....                             30,000         90,000      N/A           N/A     120,000      6,000
(8)....                             18,000         84,000      N/A        18,000     120,000      6,000
(10)...                             11,000         78,000      N/A           N/A     120,000      6,000
(11)...                              4,000         72,000      N/A           N/A         N/A        N/A
(12)...
(13)...
(14)...
(15)...

            MIDDLE OF YEAR VALUES            BENEFIT PHASE
         ---------------------------  -------------------------
          HYPOTHETICAL
            CONTRACT
              VALUE                      MONTHLY    GUARANTEED
             BEFORE         GROSS      SETTLEMENT   WITHDRAWAL
LINE       WITHDRAWAL    WITHDRAWAL      PAYMENT      BALANCE
-------  -------------  ------------  -----------  ------------

(1)....    $  121,000     $ 6,000             N/A
(2)....       116,500       6,000             N/A
(3)....       103,000       6,000             N/A
(4)....        81,000       6,000             N/A
(6)....        48,500       6,000             N/A
(7)....        24,000       6,000             N/A
(8)....        14,500       6,000             N/A
(10)...        10,000       6,000             N/A
(11)...         3,800       3,800             N/A    $ 68,200
(12)...                                   $ 2,700      65,500
(13)...                                       500      65,000
(14)...                                       500      64,500
(15)...

SETTING OF INITIAL AMOUNTS

             --On the Date of Issue, the Contract Value is equal to the initial Purchase Payment of
             $120,000. The initial Guaranteed Withdrawal Balance and Lifetime Income Base are set
             equal to the initial Purchase Payment of $120,000. In this example, the Lifetime Income
             Date is equal to the Date of Issue as the Covered Person (or oldest Covered Person in the case of GLWB Plus for Two) is older than age 65 on the Date of Issue. Because the Lifetime
             Income Date is a Step-Up Date and the Covered Person is within the Step-Up Period, the
             Contract Value is compared to the Lifetime Income Base to see if a Step-Up applies. The
             Contract Value ($120,000) and the initial Lifetime Income Base ($120,000) are the same so a
             Step-Up does not occur. The Lifetime Income Amount is set equal to the 5% of the Lifetime
             Income Base (5% x $120,000 = $6,000). The Guaranteed Withdrawal Amount is not
Line (1)     calculated on or after the Lifetime Income Date so it is not shown above.


                       STATEMENT OF ADDITIONAL INFORMATION


                                   MAY 2, 2016


         FLEXIBLE PREMIUM FIXED AND VARIABLE DEFERRED ANNUITY CONTRACTS

                                    ISSUED BY
                 COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
                               IN CONNECTION WITH
                     COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

HOME OFFICE:                              SERVICE CENTER MAILING ADDRESS:
132 Turnpike Road, Suite 210              P.O. Box 758550
Southborough, MA 01772                    Topeka, Kansas 66675-8550
1-866-297-7531                            1-800-457-8803


     This Statement of Additional Information is not a prospectus. This Statement of Additional Information should be read in conjunction with the Prospectus of the Separate Account dated May 2, 2016. The Prospectus may be obtained from Commonwealth Annuity and Life Insurance Company by writing or calling the Service Center address or telephone number listed above.


                                TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
GENERAL INFORMATION AND HISTORY                                                2
SERVICES TO THE SEPARATE ACCOUNT                                               2
STATE PREMIUM TAX CHART                                                        3
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM                                  3
EXPERTS                                                                        3
FINANCIAL STATEMENTS                                                           3
FINANCIAL STATEMENTS OF COMMONWEALTH ANNUITY AND LIFE INSURANCE
COMPANY AND SEPARATE ACCOUNT A                                               F-1

                         GENERAL INFORMATION AND HISTORY

The principal office (the "Principal Office") of Commonwealth Annuity and Life Insurance Company (the "Company") is located at 132 Turnpike Road, Suite 210, Southborough, MA 01772, Telephone 508-460-2400. The Company is a life insurance company originally organized under the laws of Delaware in July 1974, and re-domiciled to Massachusetts effective December 31, 2002. Originally known as American Variable Annuity Life Assurance Company, the Company changed its name to SMA Life Assurance Company in 1982, and then changed its name to Allmerica Financial Life Insurance and Annuity Company in 1995. Effective September 1, 2006 the Company adopted its present name.

Prior to December 30, 2005, the Company was an indirect wholly owned subsidiary of The Hanover Insurance Group ("THG," formerly Allmerica Financial Corporation). On that date, THG completed the closing of the sale of the Company to The Goldman Sachs Group, Inc. ("Goldman Sachs"). Effective April 30, 2013, Goldman Sachs completed the transfer of the common stock of the Company to Global Atlantic (Fin) Company, a subsidiary of Global Atlantic Financial Life Limited, which in turn is a wholly-owned subsidiary of Global Atlantic Financial Group Limited ("Global Atlantic"). Effective January 2, 2014, Forethought Services LLC acquired ownership of 79% of the shares of the Company. Forethought Services LLC is a wholly-owned subsidiary of Forethought Financial Group, Inc., which in turn is a wholly-owned subsidiary of Global Atlantic (Fin) Company. The registered office of Global Atlantic is located at Appleby Services (Bermuda) Ltd., Canon's Court, 22 Victoria Street, Hamilton HM 12 Bermuda.

Currently, Goldman Sachs owns approximately 22% of the outstanding ordinary shares of Global Atlantic, Goldman Sachs and Global Atlantic employees own approximately 4.5% of the outstanding ordinary shares, and unaffiliated investors, none of whom own more than 9.9%, own the remaining 73.5% of the outstanding ordinary shares.


The Company is subject to the laws of the Commonwealth of Massachusetts governing insurance companies and to regulation by the Commissioner of Insurance of Massachusetts. In addition, the Company is subject to the insurance laws and regulations of other states and jurisdictions in which it is licensed to operate. In connection with the acquisition of the Company, Global Atlantic has provided certain written assurances to the Commissioner of the Massachusetts Division of Insurance (the "Commissioner"). More specifically, Global Atlantic agreed to make capital contributions to the Company, subject to a maximum of $250 million, if necessary to ensure that the Company maintains a risk-based capital ratio of at least 100%, pursuant to Massachusetts Insurance Law. Such assurances have been provided solely to the Commissioner by Global Atlantic, and terminate the sooner of 2018 or at such time as Goldman Sachs owns less than 10% of the outstanding voting securities of Global Atlantic. These assurances are not evidence of indebtedness or an obligation or liability of Global Atlantic, and do not provide Contract Owners with any specific rights or recourse against Global Atlantic. These assurances replaced substantially similar assurances that had been provided by Goldman Sachs.


                        SERVICES TO THE SEPARATE ACCOUNT

Commonwealth Annuity and Life Insurance Company ("Commonwealth Annuity") maintains the books and records of Commonwealth Annuity Separate Account A (the "Separate Account"). Commonwealth Annuity holds the assets of the Separate Account. The assets are kept segregated and held separate and apart from the general funds of Commonwealth Annuity. Commonwealth Annuity maintains records of all purchases and redemptions of shares of each Fund by each of the Subaccounts. All expenses incurred in the operations of the Separate Account, except the Contract fees and charges described in the Prospectus, are borne by Commonwealth Annuity.

SERVICE PROVIDERS

CUSTODIAN OF SECURITIES. The Company serves as custodian of the assets of the Variable Account. Underlying Fund shares owned by the Sub-Accounts are held on an open account basis. A Sub-Account's ownership of Underlying Fund shares is reflected on the records of the Underlying Fund and is not represented by any transferable stock certificates.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM. PricewaterhouseCoopers LLP is the Company's Independent Registered Public Accounting Firm. PricewaterhouseCoopers LLP is located at 125 High Street, Boston, MA 02110.

MAIL ROOM AND ADMINISTRATIVE SERVICES. The Company has retained se2, LLC an affiliate of Security Distributors, Inc., to provide systems, administrative, accounting, mailroom and lockbox services and other services to the Company. The principal administrative offices of se2, LLC are located at One Security Benefit Place, Topeka, Kansas, 66636.


COMMISSIONS TO UNDERWRITER - The aggregate amounts of commissions paid to Global Atlantic Distributors LLC for sales of all contracts funded by Commonwealth Annuity Separate Account A for the years 2015, 2014 and 2013 $951,251.79, $1,032,738.32, and $1,381,162.16. No commissions were retained by Global Atlantic for sales of all contracts funded by Separate Account A (including contracts not described in the Prospectus) for the years 2013, 2014 and 2015.


                             STATE PREMIUM TAX CHART

                                                         NON-
                                          QUALIFIED    QUALIFIED
             STATE                          PLANS        PLANS
             -----                        ---------  -------------
             California                        0.50%*         2.35%*
             Maine                             0.00%          2.00%
             Nevada                            0.00%          3.50%*
             South Dakota                      0.00%          1.25%**
             West Virginia                     1.00%*         1.00%*
             Wyoming                           0.00%          1.00%

----------
* Taxes will be assessed when annuity benefits commence. We reserve the right to deduct taxes earlier if such taxes are assessed by the state.

** The Tax Rate is 0.08% on annuity considerations in excess of $500,000

                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

     The independent registered public accounting firm for the Separate Account is PricewaterhouseCoopers LLP, 125 High Street, Boston, MA 02110.

                                     EXPERTS


     The financial statements of Commonwealth Annuity at December 31, 2015 and 2014, and for each of the three years in the period ended December 31, 2015, and the financial statements of the Commonwealth Annuity Separate Account A of the company as of December 31, 2015 and for the periods indicated, included in this Statement of Additional Information constituting part of this Registration Statement, have been so included in reliance on the reports of PricewaterhouseCoopers LLP, the Company's independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.


     The financial statements of the Company included herein should be considered only as bearing on the ability of the Company to meet its obligations under the Contract.

                              FINANCIAL STATEMENTS

     This Statement of Additional Information contains financial statements for Commonwealth Annuity. The financial statements of Commonwealth Annuity should be considered primarily as bearing on our ability to meet our obligations under the Contract. The Contracts are not entitled to participate in our earnings, dividends, or surplus. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.

[COMMONWEALTH ANNUITY LOGO]

(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED)

CONSOLIDATED FINANCIAL STATEMENTS
DECEMBER 31, 2015, 2014 AND 2013

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED)

TABLE OF CONTENTS
DECEMBER 31, 2015

                                                                                                                        PAGE
                                                                                                                       -------
INDEPENDENT AUDITOR'S REPORT

CONSOLIDATED FINANCIAL STATEMENTS

Consolidated Balance Sheets                                                                                                  3

Consolidated Statements of Operations                                                                                        4

Consolidated Statements of Comprehensive Income (Loss)                                                                       5

Consolidated Statements of Shareholders' Equity                                                                              6

Consolidated Statements of Cash Flows                                                                                        7

Notes to the Consolidated Financial Statements                                                                               8

  1.   Nature of Operations                                                                                                  8

  2.   Accounting Policies and Organizational Risks                                                                          8

  3.   Significant Transactions                                                                                             20

  4.   Policyholder Liabilities                                                                                             22

  5.   Investments                                                                                                          28

  6.   Derivative Instruments                                                                                               34

  7.   Investment Income and Gains and Losses                                                                               36

  8.   Fair Value Disclosure of Financial Instruments                                                                       37

  9.   Closed Blocks                                                                                                        46

  10.  Income Taxes                                                                                                         47

  11.  Dividend Restrictions and Statutory Information                                                                      49

  12.  Value of Business Acquired, Deferred Acquisition Costs, Unearned Revenue Reserves and Unearned Front-End Loads       50

  13.  Reinsurance                                                                                                          51

  14.  Composition of Other Assets, Liabilities, Income and Expenses                                                        53

  15.  Commitments and Contingencies                                                                                        54

  16.  Related Party Transactions                                                                                           56

  17.  Notes Payable and Accrued Interest                                                                                   56

  18.  Employee Benefit Plans                                                                                               57

  19.  Accumulated Other Comprehensive Income (Loss)                                                                        59

  20.  Subsequent Events                                                                                                    59

  21.  Revisions to 2014 and 2013 Audited Financial Statements                                                              59

[PWC LOGO]

                          INDEPENDENT AUDITOR'S REPORT

To the Board of Directors of
Commonwealth Annuity and Life Insurance Company

We have audited the accompanying consolidated financial statements of Commonwealth Annuity and Life Insurance Company and its subsidiaries, which comprise the consolidated balance sheets as of December 31, 2015 and December 31, 2014, and the related consolidated statements of operations, comprehensive income (loss), shareholders' equity and cash flows for the three years in the period ended December 31, 2015.

MANAGEMENT'S RESPONSIBILITY FOR THE CONSOLIDATED FINANCIAL STATEMENTS

Management is responsible for the preparation and fair presentation of the consolidated financial statements in accordance with accounting principles generally accepted in the United States of America; this includes the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of consolidated financial statements that are free from material misstatement, whether due to fraud or error.

AUDITOR'S RESPONSIBILITY

Our responsibility is to express an opinion on the consolidated financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the consolidated financial statements. The procedures selected depend on our judgment, including the assessment of the risks of material misstatement of the consolidated financial statements, whether due to fraud or error. In making those risk assessments, we consider internal control relevant to the Company's preparation and fair presentation of the consolidated financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

OPINION

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Commonwealth Annuity and Life Insurance Company and its subsidiaries at December 31, 2015 and December 31, 2014, and the results of their operations and their cash flows for the three years then ended December 31, 2015 in accordance with accounting principles generally accepted in the United States of America.

/s/ PricewaterhouseCoopers LLP

April 15, 2016

PRICEWATERHOUSECOOPERS LLP, 101 SEAPORT BOULEVARD, SUITE 500, BOSTON, MA 02210
T: (617) 530 5000, F: (617) 530 5001, WWW.PWC.COM/US

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED)

CONSOLIDATED BALANCE SHEETS

                                                                                                                     2014
AS OF DECEMBER 31,                                                                                                    AS
(IN MILLIONS, EXCEPT SHARES AND PER SHARE AMOUNTS)                                                 2015            REVISED
-------------------------------------------------------------------------------------------   ---------------  --------------
ASSETS
  Investments:
    Available-for-sale fixed maturity securities at fair value (amortized cost of
      $28,168 and $21,253 in 2015 and 2014, respectively)                                     $       27,783   $       22,344
    Trading fixed maturity securities at fair value (amortized cost of $0 and
      $1,207 in 2015 and 2014, respectively)                                                              --            1,308
    Equity securities at fair value (cost of $48 and $24 in 2015 and 2014, respectively)                  59               24
    Mortgage loans (includes mortgage loans carried at fair value of $0 and $32
      in 2015 and 2014, respectively)                                                                  2,594            1,432
    Policy loans                                                                                         675              737
    Other invested assets (includes $297 and $330 related to variable interest
      entities in 2015 and 2014, respectively)                                                           553              462
                                                                                              --------------   --------------
        Total investments                                                                             31,664           26,307
  Cash and cash equivalents (includes $25 and $13 related to variable interest
    entities in 2015 and 2014, respectively)                                                           1,249            1,020
  Accrued investment income                                                                              236              192
  Reinsurance recoverable (includes assets at fair value of $1,573 and $1,420 in
    2015 and 2014, respectively)                                                                      10,460            8,933
  Value of business acquired                                                                             922              782
  Deferred policy acquisition costs                                                                    1,038              517
  Deferred income taxes                                                                                  373               59
  Derivative instruments receivable                                                                      417              317
  Other assets (includes $63 and $73 related to variable interest entities in
    2015 and 2014, respectively)                                                                         230              153
  Current income taxes recoverable                                                                       104               --
  Separate account assets                                                                              5,469            5,037
                                                                                              --------------   --------------
        Total assets                                                                          $       52,162   $       43,317
                                                                                              ==============   ==============

LIABILITIES
  Policyholder liabilities:
    Future policy benefits (includes liabilities carried at fair value of $1,436
      and $1,560 in 2015 and 2014, respectively)                                              $        2,137   $        2,240
    Outstanding claims and losses (includes liabilities carried at fair value of
      $17 and $43 in 2015 and 2014, respectively)                                                        228              262
    Contractholder deposit funds and other policyholder liabilities (includes
      liabilities carried at fair value of $1,141 and $2,537 in 2015 and 2014, respectively)          34,458           27,182
                                                                                              --------------   --------------
        Total policyholder liabilities                                                                36,823           29,684
  Notes payable and accrued interest - affiliate                                                         258              302
  Derivative instruments payable                                                                          --              220
  Collateral on derivative instruments                                                                   216              145
  Securities sold under agreements to repurchase                                                         402              381
  Accrued expenses and other liabilities (includes $26 and $24 related to variable
    interest entities in 2015 and 2014, respectively)                                                    372              314
  Reinsurance liabilities                                                                              6,890            5,359
  Separate account liabilities                                                                         5,469            5,037
                                                                                              --------------   --------------
        Total liabilities                                                                             50,430           41,442
                                                                                              --------------   --------------

Commitments and contingencies (Note 15)

SHAREHOLDERS' EQUITY AND NON-CONTROLLING INTERESTS
  Common stock, Class B, $1,000 par value, 10,000 shares authorized, 2,526
    shares issued and outstanding                                                                          3                3
  Additional paid-in capital                                                                           1,341            1,033
  Accumulated other comprehensive income (loss)                                                         (209)             547
  Retained earnings                                                                                      541              243
  Non-controlling interests                                                                               56               49
                                                                                              --------------   --------------
        Total shareholders' equity                                                                     1,732            1,875
                                                                                              --------------   --------------
        Total liabilities and shareholders' equity                                            $       52,162   $       43,317
                                                                                              ==============   ==============

        SEE ACCOMPANYING NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED)

CONSOLIDATED STATEMENTS OF OPERATIONS

FOR THE YEARS ENDED DECEMBER 31,                                                                         2014            2013
(IN MILLIONS)                                                                            2015         AS REVISED      AS REVISED
----------------------------------------------------------------------------------   -------------   -------------   -------------
REVENUES
  Premiums                                                                           $      (1,272)  $         142   $          62
  Universal life and investment-type product policy fees                                     1,008             964             349
  Net investment income                                                                      1,015           1,148             288
  Net realized investment gains (losses)
    Total other-than-temporary impairment ("OTTI") losses                                       (5)             --              --
    Portion recognized in other comprehensive income (loss)                                     --              --              --
                                                                                     -------------   -------------   -------------
      Net OTTI losses recognized in earnings                                                    (5)             --              --
    Net realized capital gains, excluding net OTTI losses recognized in earnings               103             153             147
                                                                                     -------------   -------------   -------------
  Total net realized investment gains                                                           98             153             147
  Other income                                                                                  42              43              29
                                                                                     -------------   -------------   -------------
    Total revenues                                                                             891           2,450             875
                                                                                     -------------   -------------   -------------

BENEFITS, LOSSES AND EXPENSES
  Policy benefits, claims and losses and loss adjustment expenses                              (64)          1,969             705
  Amortization of policy acquisition costs                                                     121             174              83
  (Gains) on derivative instruments                                                            (55)           (421)            (40)
  Interest expenses                                                                             13              10              --
  Other operating expenses                                                                     426             422              69
                                                                                     -------------   -------------   -------------
    Total benefits, losses and expenses                                                        441           2,154             817
                                                                                     -------------   -------------   -------------

Income before provision for income taxes and non-controlling interests                         450             296              58

Income tax expense                                                                             149              95              16

Net income, including non-controlling interests                                                301             201              42
Net income attributed to non-controlling interests                                               3               2              --
                                                                                     -------------   -------------   -------------
Net income attributable to the Company                                               $         298   $         199   $          42
                                                                                     =============   =============   =============

        SEE ACCOMPANYING NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED)

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)

FOR THE YEARS ENDED DECEMBER 31,                                                                         2014            2013
(IN MILLIONS)                                                                             2015        AS REVISED      AS REVISED
----------------------------------------------------------------------------------   -------------   -------------   -------------
Net income, including non-controlling interests                                      $         301   $         201   $          42

Other comprehensive income (loss), before tax:
   Unrealized gains (losses) on securities and other invested assets for the period         (1,416)            910            (100)
     Less: reclassification adjustment for gains included in net income                         76             170             120
                                                                                     -------------   -------------   -------------
   Unrealized gains (losses) on available-for-sale securities and other invested
     assets                                                                                 (1,492)            740            (220)
   Net effect on value of business acquired and deferred acquisition costs                     304            (197)             42
   Unrealized gains (losses) on pension plans                                                    1              (1)             --
                                                                                     -------------   -------------   -------------
Other comprehensive income (loss), before tax                                               (1,187)            542            (178)
                                                                                     -------------   -------------   -------------

Income tax benefit (expense) related to:
   Net unrealized investment gains (losses)                                                    526            (264)             77
   Net effect on value of business acquired and deferred acquisition costs                    (108)             71             (15)
                                                                                     -------------   -------------   -------------
     Total income tax benefit (expense)                                                        418            (193)             62
                                                                                     -------------   -------------   -------------

Other comprehensive income (loss), net of tax                                                 (769)            349            (116)
                                                                                     -------------   -------------   -------------

Comprehensive income (loss) before non-controlling interests                                  (468)            550             (74)
   Less: non-controlling interests(1), net of taxes                                            (10)              6              --
                                                                                     -------------   -------------   -------------
Comprehensive income (loss) attributable to the Company                              $        (458)  $         544   $         (74)
                                                                                     =============   =============   =============

----------
(1) Represents net income attributable to non-controlling interests of $3 million, $2 million and $0 million plus other comprehensive (loss) income attributable to non-controlling interests of $(13) million, $4 million and $0 million for the years ended December 31, 2015, 2014 and 2013, respectively.

        SEE ACCOMPANYING NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED)

CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY

                                                      ACCUMULATED
                                       ADDITIONAL        OTHER                       TOTAL COMPANY        NON-            TOTAL
                            COMMON      PAID-IN      COMPREHENSIVE      RETAINED     SHAREHOLDERS'    CONTROLLING     SHAREHOLDERS'
(IN MILLIONS)               STOCK       CAPITAL      INCOME (LOSS)      EARNINGS        EQUITY         INTERESTS         EQUITY
-----------------------  -----------  ------------  ----------------   -----------  ---------------   ------------   --------------
BALANCE AT DECEMBER 31,
   2012                  $         3  $        602  $            318   $         2  $           925   $         --   $          925

Net income as revised             --            --                --            42               42             --               42
Other comprehensive
   loss as revised                --            --              (116)           --             (116)            --             (116)
Capital contribution              --           213                --            --              213             --              213
                         -----------  ------------  ----------------   -----------  ---------------   ------------   --------------
BALANCE AT DECEMBER 31,
   2013 AS REVISED                 3           815               202            44            1,064             --            1,064

Net income as revised             --            --                --           199              199              2              201
Other comprehensive
   income as revised              --            --               345            --              345              4              349
Capital contribution as
   revised                        --           218                --            --              218             43              261
                         -----------  ------------  ----------------   -----------  ---------------   ------------   --------------
BALANCE AT DECEMBER 31,
   2014 AS REVISED                 3         1,033               547           243            1,826             49            1,875

Net income                        --            --                --           298              298              3              301
Other comprehensive
   loss                           --            --              (756)           --             (756)           (13)            (769)
Capital contribution              --           308                --            --              308             17              325
                         -----------  ------------  ----------------   -----------  ---------------   ------------   --------------
BALANCE AT DECEMBER 31,
   2015                  $         3  $      1,341  $           (209)  $       541  $         1,676   $         56   $        1,732
                         ===========  ============  ================   ===========  ===============   ============   ==============

        SEE ACCOMPANYING NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED)

CONSOLIDATED STATEMENTS OF CASH FLOWS

FOR THE YEARS ENDED DECEMBER 31,                                                                        2014           2013
(IN MILLIONS)                                                                           2015         AS REVISED      AS REVISED
----------------------------------------------------------------------------------  -------------   -------------   ------------
CASH FLOWS FROM OPERATING ACTIVITIES
 Net income, including non-controlling interests                                    $         301   $         201   $         42
 Adjustments to reconcile net income to net cash provided by operating activities:
   Changes in fair value of trading fixed maturity securities                                 101             (81)            45
   Net realized investment (gains)                                                            (98)           (153)          (148)
   Non cash derivative activity                                                              (194)           (181)           480
   Non cash reinsurance recapture (gain)                                                       --              --           (122)
   Net accretion and amortization                                                            (188)           (171)           (92)
   Interest credited to policyholder account balances less universal life and
     investment-type product policy fees                                                      183             113             17
   Deferred income tax                                                                        110              --           (260)
   Reinsurance transactions and acquisitions, net of cash provided                           (118)             99             --
   Change in premiums, notes receivable and reinsurance recoverable, net of
     reinsurance premiums payable                                                             647            (428)           (87)
   Change in deferred acquisition costs                                                      (452)           (360)           (25)
   Change in accrued investment income                                                        (48)             11             17
   Change in policyholder liabilities and accruals, net                                       928           1,810            166
   Other, net                                                                                (333)            132            281
                                                                                    -------------   -------------   ------------
     Net cash provided by operating activities                                                839             992            314
                                                                                    -------------   -------------   ------------

CASH FLOWS FROM INVESTING ACTIVITIES
   Proceeds from disposals of available-for-sale fixed maturity securities                  9,164           7,964          6,220
   Proceeds from maturities of available-for-sale fixed maturity securities                   208             145             76
   Proceeds from disposals of trading fixed maturity securities                               342             260            329
   Proceeds from maturities of trading fixed maturity securities                               --               2             13
   Proceeds from mortgages sold, matured or collected                                         167             135            135
   Proceeds from disposals of other investments                                               599             289            507
   Contribution of insurance companies                                                         --            (505)           169
   Purchase of available-for-sale fixed maturity securities                               (13,567)        (11,065)        (5,545)
   Purchase of trading fixed maturity securities                                              (83)           (220)          (330)
   Purchase of mortgages                                                                   (1,316)           (211)          (115)
   Other investing activities, net                                                           (843)           (422)        (1,207)
                                                                                    -------------   -------------   ------------
     Net cash (used in) provided by investing activities                                   (5,329)         (3,628)           252
                                                                                    -------------   -------------   ------------

CASH FLOWS FROM FINANCING ACTIVITIES
   Settlement of repurchase agreements                                                     (2,844)         (3,886)        (1,957)
   Proceeds from issuance of repurchase agreements                                          2,865           3,646          2,463
   Reinsurance transactions and acquisitions, net of cash provided                            432              --             --
   Deposits from contractholder deposit funds                                               6,743           5,531          1,072
   Withdrawals from contractholder deposit funds                                           (2,757)         (3,081)        (1,628)
   Issuance of surplus note to parent                                                          --             300             --
   Repayment of debt                                                                          (45)             --             --
   Capital contribution                                                                       325             162             --
   Dividends to shareholders                                                                   --              --           (150)
                                                                                    -------------   -------------   ------------
     Net cash (used in) provided by financing activities                                    4,719           2,672           (200)
                                                                                    -------------   -------------   ------------

Net change in cash and cash equivalents                                                       229              36            366
Cash and cash equivalents, beginning of period                                              1,020             984            618
                                                                                    -------------   -------------   ------------
Cash and cash equivalents, end of period                                            $       1,249   $       1,020   $        984
                                                                                    =============   =============   ============

SUPPLEMENTAL CASH FLOW INFORMATION
   Income taxes received (paid)                                                     $         179   $         (36)  $        (71)
   Interest paid                                                                    $         (10)  $          (7)  $         --

        SEE ACCOMPANYING NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS


COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED) NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

1.  NATURE OF OPERATIONS

The "Company" refers to Commonwealth Annuity and Life Insurance Company, a stock company of the Commonwealth of Massachusetts, and its subsidiaries. The Company is a multiline insurance and reinsurance company that provides retirement and life insurance products and reinsurance solutions through its subsidiaries in the United States ("U.S."). The Company's retirement products principally include multi-year guaranteed annuities, fixed index annuities ("FIA"), and variable annuities ("VA"). The Company's life insurance products principally include indexed universal life ("IUL"), universal life ("UL"), variable universal life ("VUL"), traditional life, and preneed insurance. The Company also assumes blocks of life and annuity business through reinsurance.

2.  ACCOUNTING POLICIES AND ORGANIZATIONAL RISKS

BASIS OF PRESENTATION

The accompanying audited consolidated financial statements have been prepared in accordance with generally accepted accounting principles in the U.S. ("U.S. GAAP"). The preparation of financial statements in conformity with U.S. GAAP requires the Company to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. The most significant estimates are those used in determining the fair value of financial instruments, estimated gross profits to value deferred policy acquisition costs ("DAC") and value of business acquired ("VOBA"), valuation of future policy benefits, timing and extent of loss recognition, valuation of liabilities for guaranteed benefit features of VA products, OTTI of investments and valuation allowance on deferred tax assets. Although these and other estimates and assumptions are based on the best available information, actual results could differ from those estimates.

The consolidated financial statements include the results of operations and financial position of the Company and its subsidiaries. All intercompany accounts and transactions have been eliminated in consolidation.

Certain reclassifications have been made to the previously reported amounts to conform to the current year presentation. Mezzanine loans, with a balance of $187 million as of December 31, 2014, have been reclassified from other invested assets to mortgage loans in the Consolidated Balance Sheets. Federal Home Loan Bank ("FHLB") common stock, with a balance of $9 million as of December 31, 2014, has been reclassified from equity securities at fair value to other invested assets in the Consolidated Balance Sheets.

The 2014 and 2013 consolidated financial statements and footnotes have been revised for the items noted in Note 21.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following are the Company's significant accounting policies with references to notes providing additional information on such policies and critical accounting estimates related to such policies:

             ACCOUNTING POLICY                                            NOTE
             -----------------------------------------------------  -----------------
             Policyholder Liabilities                                       4
             Financial Instruments                                    5, 6, 7 and 8
             Variable Interest Entities                                 5, 7 and 8
             Valuation of Investments                                       8
             Closed Blocks                                                  9
             Income Taxes                                                   10
             Value of Business Acquired                                     12
             Deferred Policy Acquisition Costs                              12
             Unearned Revenue Reserves                                      12
             Reinsurance                                                    13

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED) NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

FINANCIAL INSTRUMENTS

In the normal course of business, the Company enters into transactions involving various types of financial instruments. The Company separates its financial instruments into two categories: cash instruments and derivative contracts.

     CASH INSTRUMENTS

Cash instruments include: U.S. government and federal agency obligations; asset-backed, commercial and residential mortgage-backed securities ("structured securities"); investment-grade corporate bonds; state, municipal and provincial obligations; mutual funds held in separate accounts; commercial mortgage loans; other non-derivative financial instruments; and cash and cash equivalents.

The Company accounts for its fixed maturity securities (including bonds, structured securities and redeemable preferred stock) and certain equity securities (including common stock and non-redeemable preferred stock) at fair value. Fair value is based on quoted market prices where available. When quoted market prices are not available, the Company estimates fair value by discounting debt security cash flows to reflect interest rates currently being offered on similar terms to borrowers of similar credit quality (in respect of private placement debt securities) by quoted market prices of comparable instruments (in respect of untraded public securities) and by independent pricing sources or internally developed pricing models. Fixed maturity securities and equity securities may be classified as either available-for-sale ("AFS"), held-to-maturity or trading, with a limited number of securities classified using the fair value option. The Company currently holds fixed maturity securities and equity securities as AFS or trading. AFS fixed maturity securities are carried at fair value, with unrealized gains and losses, net of tax, reported in accumulated other comprehensive income (loss) in the Consolidated Balance Sheets. Trading fixed maturity securities and investments under the fair value option elections are carried at fair value, with unrealized gains and losses reported in net investment income in the Consolidated Statements of Operations. Realized investment gains and losses are recognized on a first in first out basis and are reported in net realized investment gains in the Consolidated Statements of Operations. The cost or amortized cost of fixed maturity securities is adjusted for OTTI, amortization of premiums and accretion of discounts to maturity. Such amortization and accretion is calculated using the effective yield method and included in net investment income in the Consolidated Statements of Operations.

For asset-backed and fixed maturity debt securities, the Company recognizes interest income using a constant effective yield based on estimated cash flows generated from internal models utilizing interest rate, default and prepayment assumptions. For high credit quality asset-backed securities, effective yields are recalculated based on actual payments received and updated prepayment expectations and the cost or amortized cost is recalculated retrospectively with a corresponding charge or credit to net investment income in the Consolidated Statements of Operations. For asset-backed securities that are not high credit quality or are credit impaired, effective yields are recalculated and adjusted prospectively based on changes in expected undiscounted future cash flows. Prepayment fees are recorded when earned in net investment income in the Consolidated Statements of Operations.

Mortgage loans acquired at a premium or discount are carried at amortized cost using the effective interest rate method. Mortgage loans held by the Company are diversified by property type and geographic area throughout the U.S. Mortgage loans are considered impaired when it is probable that the Company will not collect amounts due according to the terms of the original loan agreement. The Company assesses the impairment of loans individually for all loans in the portfolio. The Company estimates the fair value of the underlying collateral using internal valuations generally based on discounted cash flow analyses. The Company estimates an allowance for loan and lease losses ("ALLL") representing potential credit losses embedded in the mortgage loan portfolio. The estimate is based on a consistently applied analysis of the loan portfolio and takes into consideration all available information, including industry, geographical, economic and political factors. The estimates are recorded in a contra asset account under mortgage loans in the Consolidated Balance Sheets. See Note 5 for additional information on mortgage loans.

Policy loans represent loans the Company issues to contractholders which are fully collateralized by the cash surrender value of associated life insurance policies. Policy loans are carried at unpaid principal balances. Interest income on such loans is recognized as earned using the contractually agreed upon interest rate and reflected in net investment income in the Consolidated Statements of Operations. Generally, interest is capitalized on the associated policy's anniversary date.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED) NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

Other invested assets consist of the Company's investments in joint ventures, limited partnerships and limited liability companies in which the Company does not have voting control or power to direct activities. Joint venture, limited partnership and limited liability company interests are accounted for using the equity method of accounting. The equity method of accounting requires that the investments be initially recorded at cost and the carrying amount of the investment subsequently adjusted to recognize the Company's share of the earnings and losses. The income from the Company's equity in these investments is included in net investment income or net realized investment gains in the Consolidated Statements of Operations. In applying the equity method, the Company uses financial information provided by the investee, generally on a one to three month lag due to the timing of the receipt of related financial statements. The contributions to and distributions from limited partnerships are classified as investing activities within the Consolidated Statements of Cash Flows. The Company consolidates joint ventures, limited partnerships and limited liability companies when it is deemed to control or is considered the primary beneficiary of a variable interest entity ("VIE"). See Note 5 for additional information on VIEs.

The Company's investments in limited partnerships, private equity funds and hedge funds are carried at estimated fair value as other invested assets in the Consolidated Balance Sheets. Changes in the fair value of private equity funds, hedge funds and affordable housing tax credit limited partnerships are reported in net investment income in the Consolidated Statements of Operations. Changes in the fair value of all limited partnerships are reported in accumulated other comprehensive income (loss) in the Consolidated Balance Sheets, net of deferred taxes.

Cash and cash equivalents include cash on hand, amounts due from banks, money market securities, highly liquid overnight deposits, discount notes and commercial paper held in the ordinary course of business. The Company considers all short-term highly liquid investments with original maturities of less than three months to be cash and cash equivalents. The Company also invests cash in overnight tri-party reverse repurchase agreements, in which the Company receives investment grade, highly liquid securities as collateral from counterparties. None of these assets are restricted or segregated for specific business reasons. Cash and cash equivalents are recorded in cash and cash equivalents in the Consolidated Balance Sheets at cost, which approximates fair value.

     DERIVATIVE CONTRACTS

Derivatives are instruments that derive their values from underlying asset prices, indices, foreign exchange rates, reference rates and other inputs or a combination of these factors. Derivatives may be privately negotiated contracts, which are usually referred to as over-the-counter ("OTC") derivatives, or they may be listed and traded on an exchange ("exchange-traded"). Derivative instruments are recognized in either derivative instruments receivable or derivative instruments payable in the Consolidated Balance Sheets at estimated fair value.

The Company has entered into certain OTC derivatives, primarily equity options, swaps and interest rate swaptions to manage certain equity market, credit and interest rate risks. These instruments are carried at fair value with changes recorded in (gains) on derivatives instruments in the Consolidated Statements of Operations.

The Company trades equity and fixed income future contracts to mitigate the equity market and interest risks. These exchange-traded futures are traded through a regulated exchange and positions are carried at fair value with changes reported in (gains) on derivative instruments in the Consolidated Statements of Operations.

The Company's derivative portfolio also consists of equity index call options to hedge certain life and annuity products. The Company trades OTC options, swaps and exchange-traded futures to manage the risks from the VA products with Guaranteed Minimum Death Benefits ("GMDB"). These instruments are carried at fair value with changes recorded in (gains) on derivatives instruments in the Consolidated Statements of Operations.

The Company also purchases inflation swaps to hedge the inflation risks associated with certain preneed inflation-indexed policies. The estimated fair value of the swaps are based on quoted values. These changes in fair value are reported in (gains) on derivative instruments in the Consolidated Statements of Operations.

Currency swaps and forwards are purchased by the Company to reduce risks from changes in currency exchange rates with respect to investments denominated in foreign currencies that the Company holds. The estimated fair value of the swaps are based on interpolated foreign exchange rates. Changes in fair value are reflected in net realized investment gains in the Consolidated Statements of Operations.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED) NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

See Notes 5, 6, 7 and 8 for additional information about investments, derivative instruments, investment income and gains and losses and fair value measurements, respectively.

OTHER-THAN-TEMPORARY IMPAIRMENTS

At least quarterly, management reviews impaired securities for OTTI. The Company considers several factors when determining if a security is other-than-temporarily impaired, including but not limited to: its intent and ability to hold the impaired security until an anticipated recovery in value; the issuer's ability to meet current and future principal and interest obligations for fixed maturity securities; the length and severity of the impairment; and the financial condition and near term and long-term prospects for the issuer. The review process involves monitoring market events that could impact issuers' credit ratings, business climate, management changes, litigation and government actions and other similar factors. The process also involves monitoring late payments, downgrades by rating agencies, key financial ratios, financial statements, revenue forecasts and cash flow projections as indicators of credit issues. Additional factors are considered when evaluating the unique features that apply to certain structured securities, including but not limited to the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, consideration of the payment terms of the underlying loans or assets backing a particular security, and the payment priority with the tranche structure of the security. In making these evaluations, the Company exercises considerable judgment.

If the Company intends to sell or if it is more likely than not that it will be required to sell an impaired security prior to recovery of its cost basis, then the Company recognizes a charge to earnings for the full amount of the impairment (the difference between the cost or amortized cost and fair value of the security). For impaired fixed maturity securities that the Company does not intend to sell and will not be required to sell, the Company separates the impairment into two components: credit loss and non-credit loss. Credit losses are charged to net realized investment gains in the Consolidated Statements of Operations and non-credit losses are charged to accumulated other comprehensive income (loss) in the Consolidated Balance Sheets.

The credit loss component is the difference between the security's cost or amortized cost and the present value of its expected future cash flows discounted at the current effective rate. The remaining difference between the security's fair value and the present value of its expected future cash flows is the non-credit loss. For corporate bonds both historical default (by rating) data is used as a proxy for the probability of default, and loss given default (by issuer) projections are applied to the par amount of the bond. Potential losses incurred on structured securities are based on expected loss models rather than incurred loss models. Expected cash flows include assumptions about key systematic risks (e.g. unemployment rates, housing prices) and loan-specific information (e.g. delinquency rates, loan-to-value ratios). Estimating future cash flows is a quantitative and qualitative process that incorporates information received from third parties, along with assumptions and judgments about the future performance of the underlying collateral.

VARIABLE INTEREST ENTITIES

In the ordinary course of business, the Company invests in certain entities subject to analysis under the VIE. The Company analyzes each investment to determine whether it is a VIE or not, and if so, whether the Company is the primary beneficiary or a significant variable interest holder based on the qualitative and quantitative assessment. This assessment includes consideration as to whether or not the Company has the power to direct the activities of the VIE that most significantly impact its economic performance and whether or not the Company has either the obligation to absorb losses or the right to receive returns from the VIE that could be significant to the VIE. The Company evaluates the design of the entity, the risks to which the entity was designed to expose the variable interest holder and the extent of the Company's control of and variable interest in the VIE. See Notes 5, 7 and 8 for additional information.

REINSURANCE

Reinsurance accounting is applied for ceded and assumed transactions when risk transfer provisions have been met. To meet risk transfer requirements, a long-duration reinsurance contract must transfer mortality or morbidity risks, and subject the reinsurer to a reasonable possibility of a significant loss. Those contracts that do not meet risk transfer requirements are accounted for using deposit accounting.

With respect to ceded reinsurance, the Company values reinsurance recoverables on reported claims at the time the underlying claim is recognized in accordance with contract terms. For future policy benefits, the Company estimates the amount of reinsurance recoverables based on the terms of the reinsurance contracts and historical reinsurance recovery information. The reinsurance recoverables are based on what the Company believes are reasonable estimates and the balance is reported as an asset in the Consolidated Balance Sheets. However, the ultimate amount of the reinsurance recoverable is not known until all claims are settled.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED) NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

The cost of reinsurance is deferred and amortized over the reinsurance contract period for short-duration contracts, or over the terms of the reinsured policies on a basis consistent with the reporting of those policies for long-duration contracts. Reinsurance contracts do not relieve the Company from its obligations to policyholders, and failure of reinsurers to honor their obligations could result in losses to the Company; consequently, allowances are established for amounts deemed uncollectible. There were no amounts deemed uncollectible at December 31, 2015 or 2014. See Note 13 for additional information about reinsurance.

VALUE OF BUSINESS ACQUIRED

VOBA represents the difference between estimated fair value of insurance and reinsurance contracts acquired in a business combination and the carrying value of the purchased in-force insurance contract liabilities. VOBA is amortized over the life of the policies in relation to the emergence of estimated gross profits from surrender charges, investment income, hedges, mortality, net of reinsurance ceded and expense margins and actual realized gains and losses on investments. The economic life of the UL and VULblock of policies is estimated at between 30 and 60 years, depending on the product and is amortized accordingly. VOBA is reviewed periodically to ensure that the unamortized portion does not exceed the expected recoverable amount.

The carrying amount of VOBA is adjusted for the effects of realized and unrealized gains and losses on debt securities classified as AFS and for the effects of certain derivatives. See Note 12 for additional information about VOBA.

DEFERRED POLICY ACQUISITION COSTS AND DEFERRED SALES INDUCEMENTS

DAC consists of commissions, ceding commissions and other costs that are directly related to the successful acquisition of new or renewal insurance contracts. The Company also defers sales inducements generated by annuities that offer enhanced crediting rates or bonus payments.

Acquisition costs related to traditional life products are amortized in proportion to premium revenue recognized. Acquisition costs and sales inducements related to VA, Preneed, UL, VUL, FIA, and MYGA products are amortized in proportion to total estimated gross profits from investment yields, hedges, mortality, net of reinsurance ceded, surrender charges and expense margins over the deemed economic life of the contracts. DAC and deferred sales inducements ("DSI") amortization on non-traditional products is reviewed periodically and adjusted retrospectively when the Company revises its estimate of current or future gross profits to be recognized from these products. Acquisition costs related to the reinsurance of fixed annuities ("FA") are included in the net liability the Company holds. This net liability for FA is amortized in proportion to the reduction in contractholder deposit funds and other policyholder liabilities in the Consolidated Balance Sheets.

The carrying amount of DAC is adjusted for the effects of realized and unrealized gains and losses on debt securities classified as AFS and certain derivatives. See Note 12 for additional information about DAC.

INCOME TAXES

The Company operates certain subsidiaries in jurisdictions where they are subject to taxation. Income taxes are provided for using the asset and liability method under which deferred tax assets and liabilities are recognized for temporary differences between the financial reporting and tax basis of assets and liabilities. The Company reports interest expense related to income tax matters in income tax expense, and income tax penalties in other operating expenses in the Consolidated Statements of Operations.

SEPARATE ACCOUNTS

Separate Account assets and liabilities represent segregated funds administered and invested by the Company for the benefit of VA and VUL insurance contractholders and certain pension funds. Assets consist principally of mutual funds at fair value. The investment income and gains and losses of these accounts generally accrue to the contractholders and therefore, are not included in the Company's net income. However, the Company's net income reflects fees assessed and earned on fund values of these contracts which are presented as a component of universal life and investment-type product policy fees in the Consolidated Statements of Operations. Realized investment gains and losses related to separate accounts that meet the conditions for separate account reporting accrue to and are borne by the contractholder. See Note 4 for additional information about liabilities for minimum guarantees.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED) NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

POLICYHOLDER LIABILITIES

Policyholder liabilities are based on the various estimates discussed below. Although the adequacy of these amounts cannot be assured, the Company believes that policyholder liabilities will be sufficient to meet future obligations of policies in-force.

     TRADITIONAL LIFE POLICIES

The Company has established liabilities for amounts payable under insurance policies, including traditional life insurance and term life insurance policies. Generally, liabilities are calculated as the present value of future expected benefits to be paid, reduced by the present value of future expected premiums. Principal assumptions used in the establishment of liabilities for future policy benefits are mortality, policy lapse, renewal, investment returns, inflation, expenses and other contingent events as appropriate for the respective product. These assumptions, which include provisions for adverse deviations, are established at the time the policy is issued and are intended to estimate the experience for the period the policy benefits are payable. By utilizing these assumptions, liabilities are established on a block-of-business basis. For traditional long-duration insurance contracts, assumptions such as mortality, morbidity and interest rates are locked-in upon the issuance of new business. However, significant adverse changes in experience on such contracts may require the Company to establish premium deficiency reserves. Premium deficiency reserves are established, if necessary, when the liability for future policy benefits plus the present value of expected future gross premiums are determined to be insufficient to provide for expected future policy benefits and expenses. Such reserves are determined based on assumptions at the time the premium deficiency reserve is established and do not include a provision for adverse deviation.

Future policy benefit liabilities for participating traditional life insurance policies are equal to the aggregate of: (i) net level premium reserves for death and endowment policy benefits (calculated based upon the non-forfeiture interest rate, ranging from 2.5% to 6.5% and mortality rated guarantee in calculating the cash surrender values described in such contracts); and (ii) the liability for terminal dividends.

Future policy benefit liabilities for non-participating traditional life insurance policies are equal to the aggregate of the present value of expected future benefit payments and related expenses less the present value of expected future net premiums. Assumptions as to the mortality and persistency are based upon the Company's experience when the basis of the liability is established, and are periodically being updated. Interest rate assumptions for the aggregate future policy benefit liabilities range from 2.0% to 7.5%.

     UNIVERSAL LIFE POLICIES

Base benefit reserves are deemed to be equal to the policyholder account value.

Contractholder deposit funds reserves for IUL with returns linked to the performance of a specified market index are equal to the sum of the fair value of the embedded derivatives and the host (or guaranteed) component of the contracts. The change in the fair value of the embedded derivative is linked to the performance of the equity option. The host value is established at inception of the contract and is equal to the total account value less the embedded derivative and accreted over the index period at a constant rate of interest. For the year ended December 31, 2015, the average interest crediting rate for those products is 6.6% for IUL. The Company holds additional liabilities for its no lapse guarantees ("NLG") (associated with UL-type products). See Note 4 for additional information around UL and IUL contractholder deposit funds.

     VARIABLE UNIVERSAL LIFE POLICIES

Certain assumed VUL policies include several forms of NLG. The Company holds additional liabilities for its NLG as discussed above. See Note 4 for additional information.

     PRENEED POLICIES

The Company's preneed insurance contracts are accounted for as UL-type contracts which require the retrospective deposit method. That accounting method establishes a liability for policyholder benefits in an amount determined by the account or contract balance that accrues to the benefit of the policyholder. This account value is deemed to be equal to the contract's statutory cash surrender value. The majority of the Company's preneed insurance contracts feature discretionary death benefit growth rates. The Company has the discretion to adjust these rates up or down. The Company has established an additional reserve for expected future discretionary benefits which is reflected as contractholder deposit funds and other policyholder liabilities in the Consolidated Balance Sheets. The Company has also issued preneed insurance contracts with crediting rates tied to inflation as measured by the Consumer Price Index ("CPI").

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED) NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

     FIXED ANNUITIES

     FIXED INDEX ANNUITIES

Contractholder deposit funds reserves for FIA earning a fixed rate of interest and certain other deferred annuity products are computed under a retrospective deposit method and represent policyholder account balances before applicable surrender charges.

Certain of the Company's FIA products enable the policyholder to allocate contract value between a fixed crediting rate and strategies which reflect the change in the value of an index, such as the Standard & Poor's ("S&P") 500 Index, or other indices. These products are accounted for as investment-type contracts. Balances for the indexed account consist of a combination of the underlying host contract and an embedded derivative value. The underlying host contract is primarily based on policy guarantees and its initial value is determined at the time of premium payment. Thereafter, the host contract liability increases with interest credited and decreases with guaranteed benefit payments to reach the guaranteed value (as adjusted) at projected maturity. The embedded derivative component's value is based on the fair value of the contracts' expected participation in future increases in the relevant index. The fair value of this embedded derivative component includes assumptions, including those about future interest rates and investment yields, future costs for options used to hedge the contract obligations, projected withdrawal and surrender activity, and the level and limits on contract participation in any future increases in the respective index option.

The liabilities for the FIA Guaranteed Minimum Withdrawal Benefits ("GMWB") are determined based on the Statement of Position ("SOP") 03-1.

     OTHER

In addition, certain FA contracts provide the contractholder with GMDB and/or GMWB. The liabilities for these benefits are calculated by estimating the present value of total expected (excess) benefit payments over the life of the contract divided by the present value of total expected assessments over the life of the contract ("benefit ratio") multiplied by the cumulative assessments recorded from the contract inception through the balance sheet date less cumulative payments plus interest on the reserves. The liabilities are included in contractholder deposit funds and other policyholder liabilities in the Consolidated Balance Sheets. The change in the reserve for a period is the benefit ratio multiplied by the assessments recorded for the period less claims paid in the period plus interest and is included in policy benefits, claims and losses and loss adjustment expenses in the Consolidated Statements of Operations.

In addition, certain FA contracts provide the holder with long-term care benefits. The liabilities for these benefits are calculated by using the benefit ratio multiplied by the cumulative assessments recorded from the contract inception through the balance sheet date less cumulative payments plus interest on the reserves. The change in the reserve for a period is the benefit ratio multiplied by the assessments recorded for the period less claims paid in the period plus interest and is included in policy benefits, claims and losses and loss adjustment expenses in the Consolidated Statements of Operations.

Contractholder deposit funds reserves for certain assumed blocks of fixed deferred annuity products are accounted for as investment-type contracts. A net liability (consisting of the benefit reserve plus deferred revenue liability less DAC) is established at inception and amortized under the constant yield method.

     VARIABLE ANNUITIES

VA contracts offered and assumed by the Company provide the holder with various combinations of GMDB, Guaranteed Minimum Income Benefits ("GMIB") and Guaranteed Lifetime Withdrawal Benefits ("GLWB"). The liabilities are included in contractholder deposit funds and other policyholder liabilities in the Consolidated Balance Sheets.

The liabilities for the GMDB are calculated by using the benefit ratio multiplied by the cumulative assessments recorded from the contract inception through the balance sheet date less cumulative payments plus interest on the reserves. The change in the reserve for a period is the benefit ratio multiplied by the cumulative assessments recorded for the period less claims paid in the period plus interest and is included in policy benefits, claims and losses and loss adjustment expenses in the Consolidated Statements of Operations.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED) NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

The liabilities for the GMIB are calculated by using the benefit ratio multiplied by the cumulative assessments recorded from the contract inception through the balance sheet date less cumulative payments plus interest on the reserves. The change in the reserve for a period is the benefit ratio multiplied by the cumulative assessments recorded for the period less claims paid in the period plus interest and is included in policy benefits, claims and losses and loss adjustment expenses in the Consolidated Statements of Operations.

The liabilities for the VA GLWB are bifurcated into two separate and distinct liabilities:

    -   An embedded derivative which is held for non-life contingent GLWB; and
    -   An SOP 03-1 liability which is held for the life contingent GLWB.

The embedded derivative is calculated by first deriving a premium ratio such that the estimated present value of GLWB rider fees times the premium ratio less the estimated present value of non-life contingent GLWB in excess of account values is zero at the end of the month following the month of issue (or purchase date for the corresponding purchase GAAP liabilities). This premium ratio determines the amount of fees attributable to the embedded derivative. The GLWB liability is the present value of the respective future expected payments in excess of account value less the present value of assessed rider fees attributable to the embedded derivative.

The liabilities for the life contingent GLWB are calculated by using the benefit ratio multiplied by the cumulative assessments recorded from the contract inception through the balance sheet date less cumulative payments plus interest on the reserves. The change in the reserve for a period is the benefit ratio multiplied by the cumulative assessments recorded for the period less claims paid in the period plus interest and is included in policy benefits, claims and losses and loss adjustment expenses in the Consolidated Statements of Operations.

     OUTSTANDING CLAIMS AND LOSSES

Outstanding claims and losses include amounts payable relating to in course of settlement and incurred but not reported claim liabilities. In course of settlement claim liabilities are established for policies when the Company is notified of the death of the policyholder but the claim has not been paid as of the reporting date. Incurred but not reported claim liabilities are determined using studies of past experience and are estimated using actuarial assumptions of historical claims expense, adjusted for current trends and conditions. These estimates are continually reviewed and the ultimate liability may vary significantly from the amounts initially recognized, which are reflected in net income in the period in which they are determined.

Changes in policy and contract claims are recorded in policy benefits, claims and losses and loss adjustment expenses in the Consolidated Statements of Operations.

UNEARNED REVENUE RESERVE AND UNEARNED FROND-END LOAD

The Company receives certain revenues from UL insurance products which are deferred to future periods. The amount deferred is equal to the excess of the revenue collected over the ultimate future level of these revenues. A liability for this unearned revenue is established and amortized consistently with the amortization of DAC on similar products and recorded in contractholder deposit funds and other policyholder liabilities in the Consolidated Balance Sheets.

For certain preneed contracts, the gross premium is in excess of the benefit reserve plus additional insurance liability. The unearned front-end load ("UFEL") is established to defer the recognition of this front-end load. UFEL is amortized consistent with the method used in the amortization of DAC and VOBA for preneed contracts.

The carrying amounts of unearned revenue reserve ("URR") and UFEL are adjusted for the effects of realized and unrealized gains and losses on debt securities classified as AFS and certain derivatives, and recorded in the universal life and investment-type product policy fees in the Consolidated Statements of Operations. See Note 12 for additional information about URR and UFEL.

RECOGNITION OF INSURANCE REVENUE AND RELATED BENEFITS

Premiums related to traditional life insurance contracts and payout contracts with life contingencies are recognized in premiums in the Consolidated Statements of Operations when due from the contractholder.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED) NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

Amounts received as payment for UL and investment-type contracts are reported as deposits to contractholder account balances. Amounts received as payment for the Company's fixed fund VA are reported as a component of contractholder deposit funds and other policyholder liabilities in the Consolidated Balance Sheets. Revenues from these contracts consist primarily of fees assessed against the contractholder account balance for mortality, policy administration, separate account administration and surrender charges, and are reported in universal life and investment-type product policy fees in the Consolidated Statements of Operations. Additionally, the Company earns investment income from the investment of contract deposits in the Company's general account portfolio, which is reported in net investment income in the Consolidated Statements of Operations.

Fees assessed that represent compensation to the Company for services to be provided in future periods and certain other fees are established as a URR liability and amortized into revenue over the expected life of the related contracts in proportion to estimated gross profits in a manner consistent with DAC for these contracts. URR is reported in contractholder deposit funds and other policyholder liabilities in the Consolidated Balance Sheets and amortized into universal life and investment-type product policy fees in the Consolidated Statements of Operations. Benefits, losses and expenses for these products include claims in excess of related account balances, expenses of contract administration and interest credited to contract owner account balances in the Consolidated Statements of Operations.

OTHER INCOME

Other income is comprised of reinsurance administration fees, lease income, and management fees and is recognized when earned.

CLOSED BLOCKS

Through its insurance subsidiaries, the Company has acquired several closed blocks of participating life insurance policies.

First Allmerica Financial Life Insurance Company ("FAFLIC"), a Massachusetts domiciled insurance company and the Company's wholly-owned subsidiary, was established and began operating a closed block for the benefit of participating policies, consisting of certain individual life insurance participating policies, individual deferred annuity contracts and supplementary contracts not involving life contingencies which were in-force as of FAFLIC's demutualization on October 16, 1995. Unless the Commonwealth of Massachusetts Commissioner of Insurance (the "Commissioner") consents to an earlier termination, the closed block will continue to be in effect until the expiration of in-force closed block policies.

The Company acquired two closed blocks of policies as part of the Accordia Life and Annuity Company ("Accordia") acquisition in 2013. The Indianapolis Life Insurance Company ("ILICO") Closed Block is comprised of participating individual life insurance policies. The ILICO Closed Block was established on September 18, 2000, pursuant to the Indy Life Plan of Conversion and operates in accordance with the Indy Life Closed Block Memorandum. The Company assumed certain obligations relating to a closed block of business originating from Aviva Life and Annuity Company, the successor to Amerus Life Insurance Company ("Amerus"). The Amerus Closed Block has been ceded to the Company on an excess of existing reinsurance basis.

All closed block assets will ultimately be paid out in policyholder benefits through policyholder dividends. In addition to the value of the policyholder liabilities, a provision is made in the fair value liability to reflect commissions and expenses incurred by the Company to support the closed block liabilities.

Although the assets and cash flow generated by the closed blocks inure solely to the benefit of the policyholders included in the closed blocks, the excess of closed block liabilities over closed block assets as measured on a U.S. GAAP basis represents the expected future after-tax income from the closed blocks which may be recognized in income over the period the policies and contracts in the closed blocks remain in-force. In the event that the closed blocks' assets are insufficient to meet the benefits of the closed blocks' benefits, general assets of the Company would be utilized to meet the contractual benefits to the closed blocks' policyholders.

Risk margins were made to the discount rate so that the present value of the best estimate cash flows equaled the actuarial appraisal value on the acquisition date. The risk margins ranged from 6.11% to 9.42%. The discount rates equaled the December 31, 2015 implied forward treasury rates, plus the risk margin, plus a provision for non-performance risk. The provision for non-performance risk was 0.31% as of December 31, 2015.

Effective December 1, 2015, the Company entered into coinsurance agreements which ceded substantially all the policies in the FAFLIC and the ILICO Closed Blocks.

See Notes 9 and 13 for additional information about the Company's closed blocks.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED) NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

FOREIGN CURRENCY

Assets and liabilities denominated in non-U.S. currencies are translated at rates of exchange prevailing on the date of the balance sheets and revenues and expenses are translated at average rates of exchange for the period. Foreign currency re-measurement gains or losses on transactions in non-functional currencies are recognized in net realized investment gains in the Consolidated Statements of Operations.

ORGANIZATIONAL RISKS

The following is a description of the most significant risks facing insurers and how the Company mitigates those risks:

LEGAL/REGULATORY RISK

Legal/Regulatory risk is the risk that changes in the legal or regulatory environment in which an insurer operates will create additional expenses not anticipated by the insurer in pricing its products. That is, regulatory initiatives designed to reduce insurer profits, new legal theories, or insurance company insolvencies through guaranty fund assessments may create costs for the insurer beyond those recorded in the consolidated financial statements. The Company mitigates this risk by tracking and commenting on legal and regulatory initiatives, and by adopting policies designed to limit exposure to legal liability.

In April 2016, the Department of Labor released a new regulation accompanied by new class exemptions and amendments to long standing exemptions from the prohibited transaction provisions under the Employee Retirement Income Security Act. The rule expands the circumstances in which providers of investment advice to small plan sponsors, plan participants and beneficiaries, and Individual Retirement Account investors are deemed to act in a fiduciary capacity. The rule requires such providers to act in their clients' "best interests", not influenced by any conflicts of interest, including due to the direct or indirect receipt of compensation as well as imposes certain upfront and ongoing contract and disclosure requirements on the provider. The Company is evaluating the scope of the final regulations and the impact on its business.

CREDIT RISK

Credit risk is the risk that issuers of securities owned by the Company or mortgagors on residential and commercial mortgage loans owned by the Company will default or that other parties, including reinsurers which owe the Company money will not pay. The Company minimizes this risk by adhering to a conservative investment strategy, maintaining credit and collateral posting and collection policies, and by providing valuation allowances for any amounts deemed uncollectible.

INTEREST RATE RISK

Interest rate risk is the risk that interest rates will change and cause a potential mismatch in future cash flows from assets and liabilities. The Company mitigates this risk by attempting to match the cash flows of its assets with the expected payouts of its liabilities. To the extent that liabilities come due more quickly than assets produce cash flows, an insurer may have to borrow funds or sell assets prior to maturity and potentially recognize a gain or loss.

Most of the Company's products expose it to the risk that changes in interest rates will reduce its investment margin or spread, or the difference between the amounts the Company is required to pay under the contracts and the rate of return it is able to earn on its investments intended to support obligations under the contracts. The Company's spread is a key component of its net income.

As interest rates decrease or remain at low levels, the Company may be forced to reinvest proceeds from investments that have matured or have been prepaid or sold at lower yields, reducing its investment margin. Lowering interest crediting rates can help offset decreases in investment margins on some products. However, the Company's ability to lower these rates could be limited by competition or contractually guaranteed minimum rates and may not match the timing or magnitude of changes in asset yields. As a result, the Company's spread could decrease or potentially become negative. The Company's expectation for future spreads is an important component in the amortization of DAC and VOBA, and significantly lower spreads may cause the Company to accelerate amortization, thereby reducing net income in the affected reporting period.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED) NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

MORTALITY RISK

Mortality risk is the risk that the Company's actual mortality experience will materially exceed the mortality it assumed when its products were originally priced. There are a large number of policies at small face amounts. This coupled with the homogeneity of the business written allows the Company to predict mortality risk with a relatively high degree of accuracy. Any random variation in experience is expected to be relatively small.

DOWNGRADE RISK

Downgrade risk is the risk that the Company may be impacted due to adverse actions by rating agencies. The Company actively engages with the rating agencies throughout the year.

ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS

REPURCHASE TO MATURITY TRANSACTIONS AND REPURCHASE FINANCINGS

Effective January 1, 2015, the Company adopted guidance requiring repurchase to maturity transactions and repurchase financing arrangements to be accounted for as secured borrowings and providing for enhanced disclosures, including the nature of collateral pledged and the time to maturity. The standard eliminates a distinction in current U.S. GAAP related to certain repurchase agreements, and amends current U.S. GAAP to require repurchase to maturity transactions linked to repurchase financings be accounted for as secured borrowings, consistent with the accounting for other repurchase agreements. The standard also includes new disclosure requirements related to transfers accounted for as sales that are economically similar to repurchase agreements and information about the types of collateral pledged in repurchase agreements and similar transactions accounted for as secured borrowings. The Company has provided these enhanced disclosures in Note 5.

REPORTING DISCONTINUED OPERATIONS

In April 2014, the Financial Accounting Standards Board ("FASB") provided an updated guidance for reporting discontinued operations. Discontinued operations may include a component or group of components of an entity, or a business or non-profit activity. A disposal of a component of an entity or a group of components of an entity is required to be reported in discontinued operations if the disposal represents a strategic shift that has (or will have) a major effect on an entity's operations and financial results. Disposals of equity method investments, or those reported as held-for-sale, must be presented as a discontinued operation if they meet the new definition. It also requires entities to provide disclosures about the disposal of an individually significant component of an entity that does not qualify for discontinued operations presentation. It was effective prospectively for all disposals of components (or classification of components as held-for-sale) of an entity that occur within interim and annual periods beginning on or after December 15, 2014. The Company adopted the standard on its effective date of January 1, 2015 with no impact on its consolidated financial statements.

FUTURE APPLICATION OF ACCOUNTING STANDARDS

CUSTOMER'S ACCOUNTING FOR FEES PAID IN A CLOUD COMPUTING ARRANGEMENT

In April 2015, the FASB issued new guidance on accounting for fees paid in a cloud computing arrangement, which was effective for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. The standard clarifies the accounting requirements for recognizing cloud computing arrangements. If an entity purchases a software license through a cloud computing arrangement, the software license should be accounted for in a manner consistent with the acquisition of other software licenses. If a cloud computing arrangement does not include a software license, the arrangement should be accounted for as a service contract. Early adoption of this standard is permitted, and the amendments can be adopted either prospectively or retrospectively. The Company is currently evaluating the impact of this guidance on its consolidated financial statements. The Company plans to adopt this standard January 1, 2016.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED) NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

DEBT ISSUANCE COST

In April 2015, the FASB issued new guidance on the presentation of debt issuance costs, which was effective for fiscal years beginning after December 15, 2015 and interim periods within those fiscal years and should be applied retrospectively to all periods presented. Under current accounting guidance, debt issuance costs are recognized as a deferred charge in the Consolidated Balance Sheets. The amendment requires that debt issuance costs be presented in the Consolidated Balance Sheets as a direct deduction from the carrying amount of the debt. This standard does not change the recognition and measurement requirements related to the debt issuance costs. Early adoption of this standard is permitted, and retrospective application is required for all periods presented in the consolidated financial statements. The adoption of this new guidance will not have a material impact on its consolidated financial statements. The Company plans to adopt this standard January 1, 2016.

CONSOLIDATION

In February 2015, the FASB issued new guidance to improve consolidation guidance for legal entities, which was effective for fiscal years beginning after December 15, 2015 and interim periods within those years and early adoption is permitted. The standard is intended to improve consolidation accounting guidance related to limited partnerships, limited liability corporations and securitization structures. The new standard includes changes to existing consolidation models that will eliminate the presumption that a general partner should consolidate a limited partnership, clarify when fees paid to a decision maker should be a factor in the VIEs consolidation evaluation and reduce the VIEs consolidation models from two to one by eliminating the indefinite deferral for certain investment funds. Early adoption is permitted. The Company is currently evaluating the impact of this guidance on its consolidated financial statements. The Company plans to adopt this standard January 1, 2016.

REVENUE RECOGNITION

In May 2014, the FASB issued a comprehensive new revenue recognition standard, which was effective for fiscal years beginning after December 15, 2017, and interim periods within those years and should be applied retrospectively to all periods presented. This standard establishes the core principle of recognizing revenue to depict the transfer of promised goods and services. The amendments define in a five-step process that systematically identifies the various components of the revenue recognition process, culminating with the recognition of revenue upon satisfaction of an entity's performance obligation. Retrospective application is required and early adoption is not permitted. The Company is currently evaluating the impact of the guidance on its consolidated financial statements. The Company plans to adopt this standard January 1, 2018.

EMPLOYEE SHARE-BASED PAYMENT ACCOUNTING

On June 8, 2015, the FASB issued an exposure draft as part of its initiative to reduce complexity in accounting standards (the "Simplification Initiative"). The objective of the Simplification Initiative is to identify, evaluate and improve areas of U.S. GAAP for which cost and complexity can be reduced while maintaining or improving the usefulness of the information provided to users of financial statements. The areas for simplification in this proposed update involve several aspects of the accounting for share-based payment transactions, including the income tax consequences, classification of awards as either equity or liabilities, and classification on the Consolidated Statements of Cash Flows. Some of the areas for simplification apply only to non-public entities. The proposed update is not expected to have a material impact on its consolidated financial statements.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED) NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

3.  SIGNIFICANT TRANSACTIONS

CONTRIBUTION OF SUBSIDIARIES

On January 2, 2014, Global Atlantic Financial Group Limited ("GAFG"), a Bermuda company and the Company's ultimate parent, acquired Forethought Financial Group, Inc. ("FFG"), a Delaware corporation and intermediate holding company of the Company, and its subsidiaries through a merger transaction. FFG is a wholly-owned direct subsidiary of Global Atlantic (Fin) Company ("FinCo"), a Delaware company. FinCo is a wholly-owned indirect subsidiary of GAFG. FFG sells a wide range of products including preneed and final expense life insurance, annuity and Medicare supplement insurance and life insurance products linked with prearranged funerals.

Immediately following the closing of the merger, FinCo effected, or caused its subsidiaries to effect, certain internal restructuring transactions with respect to the Company, FFG, Forethought Financial Services, Inc. ("FFSI"), a Delaware corporation and direct, wholly owned subsidiary of FFG, Forethought Life Insurance Company ("FLIC"), an Indiana domiciled insurance company and a wholly owned subsidiary of FFSI, and Forethought National Life Insurance Company ("FNLIC"), a Texas domiciled insurance company and a wholly owned subsidiary of FFSI. First, FFSI was converted to a limited liability company, Forethought Services LLC ("FSLLC"). Second, FFG caused FSLLC to dividend to FFG 95% of the capital stock of FLIC and 95% of the capital stock of FNLIC. Third, FinCo contributed to FFG 79% of the capital stock of the Company. Fourth, FFG contributed the 95% of FLIC capital stock and the 95% of FNLIC capital stock to the Company as repayment of 95% of an intercompany loan made to MARS Group Acquisition Corp. ("MARS"), a Delaware corporation and direct wholly-owned subsidiary of FinCo, prior to the merger in connection with the payment of the purchase price thereof. MARS was subsequently merged into FFG, with FFG as the surviving company. Lastly, FFG contributed the 79% of the Company's capital stock to FSLLC. As a result, FSLLC is a 79% direct owner and FFG an indirect owner of the Company (the remaining 21% of the Company's capital stock continues to be held by FinCo) and the Company is a 95% owner of FLIC and 95% owner of FNLIC.

The following table summarizes the fair value of all identifiable assets acquired and liabilities assumed at the acquisition date:

                 FAIR VALUE
                 (IN MILLIONS)                                                                 AS REVISED
                 ------------------------------------------------------------------------   ----------------
                 ASSETS
                   AFS fixed maturity securities, at fair value                             $          6,774
                   Equity securities, at fair value                                                       29
                   Mortgage loans                                                                        456
                   Policy loans                                                                            5
                   Other invested assets                                                                  56
                                                                                            ----------------
                     Total investments                                                                 7,320
                   Cash and cash equivalents                                                             110
                   Accrued investment income                                                              78
                   Value of business acquired                                                            473
                   Derivative instrument receivable                                                       18
                   Deferred income taxes                                                                  13
                   Other assets                                                                           28
                   Separate account assets                                                               550
                                                                                            ----------------
                     Total assets                                                                      8,590
                                                                                            ----------------

                 LIABILITIES
                   Policyholder liabilities                                                            7,314
                   Other liabilities                                                                       4
                   Separate account liabilities                                                          550
                                                                                            ----------------
                     Total liabilities                                                                 7,868
                                                                                            ----------------

                 NET ASSETS ACQUIRED                                                        $            722
                                                                                            ================

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED) NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

The revenues and expenses from the acquisition date through December 31, 2014 are as follows:

                 REVENUES AND EXPENSES
                 (IN MILLIONS)                                                                 AS REVISED
                 -------------------------------------------------------------------------  ----------------
                 REVENUES
                   Premiums and other fee income                                            $            208
                   Insurance and investment product fee income                                            --
                   Net investment income                                                                 397
                   Net investment gains                                                                   38
                   Other income                                                                            6
                                                                                            ----------------
                     Total revenues                                                                      649
                                                                                            ----------------

                 BENEFITS, LOSSES AND EXPENSES
                   Policy benefits, claims and losses and loss adjustment expenses                       399
                   Amortization of policy acquisition costs                                               75
                   Losses on derivative instruments                                                       14
                   Other operating expenses                                                              113
                                                                                            ----------------
                     Total benefits, losses and expenses                                                 601
                                                                                            ----------------

                 NET INCOME BEFORE INCOME TAXES                                                           48
                   Income tax expense                                                                     14
                                                                                            ----------------
                 NET INCOME                                                                 $             34
                                                                                            ================

There was no goodwill recognized as part of the Forethought Acquisition.

The Company recorded $23 million of identifiable intangible assets related to the Forethought Acquisition. The identifiable intangible assets included the distribution networks, trade name, internally-developed software, covenants not-to-compete and insurance licenses, and are included as a component of other assets in the Consolidated Balance Sheets.

The summary of the intangible assets are listed below:

         (IN MILLIONS, EXCEPT AMORTIZATION PERIOD)             AMOUNT          AMORTIZATION PERIOD
         ------------------------------------------------  ---------------  -------------------------
         Distribution network                              $            10          10 years
         Trade name                                                      5          15 years
         Internally developed software                                   1          3 years
         Covenants not-to-compete                                        2          2 years
         Insurance licenses                                              5      Indefinite life
                                                           ---------------
            Total identifiable intangible assets           $            23
                                                           ===============

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED) NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

ACQUISITION OF ACCORDIA LIFE AND ANNUITY COMPANY

In October 2013, the Company completed its acquisition of Aviva USA's life insurance business, which was renamed Accordia. Accordia is a stock life insurance company domiciled in Iowa and is a wholly-owned subsidiary of the Company. The table below summarizes the amounts recognized at fair value for assets acquired and liabilities assumed and the resulting goodwill.

                 (IN MILLIONS)                                OCTOBER 1, 2013
                 -----------------------------------------  -------------------
                 Assets:
                   Total investments                        $             6,190
                   Cash and cash equivalents                                302
                   VOBA                                                     473
                   Other intangibles                                          7
                   Other assets at fair value                             1,573
                                                            -------------------
                     Total assets acquired                                8,545
                                                            -------------------
                 Liabilities:
                   Policyholder liabilities                               8,374
                   Other liabilities at fair value                           47
                                                            -------------------
                     Total liabilities assumed                            8,421
                                                            -------------------
                   Goodwill                                                  (2)
                                                            -------------------
                 Total cash consideration                   $               122
                                                            ===================

As a result of consideration of funds received from the seller during the remeasurement period, the original $3 million of goodwill recognized as the result of the acquisition resulted in negative goodwill. This $2 million of negative goodwill was recognized as a bargain purchase gain in the Consolidated Statements of Operations in 2014. Included in the assets acquired is VOBA, which reflects the estimated fair value of in-force contracts acquired and represents the portion of the purchase price that is allocated to the future profits embedded in the acquired contracts at the acquisition date. See Note 12 for additional explanation of VOBA. The assessment of fair value included the establishment of intangible assets for VOBA, distribution relationships and various state licenses.

4.  POLICYHOLDER LIABILITIES

CONTRACTHOLDER DEPOSIT FUNDS

GUARANTEED MINIMUM DEATH BENEFITS

The Company continues to issue VA contracts with a GMDB feature. The GMDB feature provides annuity contractholders with a guarantee that the benefit received at death will be no less than a prescribed minimum amount. This amount is based on either the net deposits paid into the contract, the net deposits accumulated at a specified rate, the highest historical account value on a contract anniversary, or more typically, the greatest of these values. If the GMDB is higher than the current account value at the time of death, the Company incurs a cost equal to the difference.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED) NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

The following table shows the balance of the GMDB reserves reported in contractholder deposit funds and other policyholder liabilities in the Consolidated Balance Sheets. GMDB exposure includes reinsurance assumed. However, the impact for certain blocks that have assumed modified coinsurance ("modco"), GMDB reserves and significant account values are negligible, therefore, are excluded from this table.

                (IN MILLIONS)                               2015               2014
                -----------------------------------   ----------------   ----------------
                Balance, at beginning of year         $            208   $            205
                Provision for GMDB:
                   GMDB expense incurred                            50                 42
                   Volatility (1)                                   19                  4
                                                      ----------------   ----------------
                                                                    69                 46
                                                      ----------------   ----------------
                Claims, net of reinsurance:
                   Claims from policyholders                       (38)               (39)
                   Claims ceded to reinsurers                       27                 28
                                                      ----------------   ----------------
                                                                   (11)               (11)
                                                      ----------------   ----------------
                GMDB reinsurance premium                           (31)               (32)
                                                      ----------------   ----------------
                Balance, at end of year               $            235   $            208
                                                      ================   ================

--------
                (1) Volatility reflects the difference between actual and expected investment performance, persistency, age distribution, mortality and other factors that are assumptions within the GMDB reserving model.

The reserve represents estimates, over a range of stochastic scenarios, of the present value of future GMDB net benefits expected to be paid less the present value of future GMDB net fees charged to the contractholders.

The following information relates to the reserving methodology and assumptions for GMDB at December 31, 2015 and 2014:

     - The projection model uses 500 stochastic scenarios with mean total returns ranging from 2% per annum for money market funds to 4% per annum for bond funds to 8% for equities;
     - For the projection of equity index returns: a one factor local volatility lognormal model was used;
     - Equity implied volatilities by duration graded from OTC quotes on the front to historical volatilities on the back. For the year ended December 31, 2015, at-the-money equity volatilities ranged from 17.5% to 27%, depending on index and term.
     - The mortality assumptions are factors of an industry standard mortality table based on company experience varying by age and gender. 21 years of mortality improvements, based on Scale G2, is assumed; and
     - The partial withdrawal rate assumption varies by tax-qualified status and attained age. Total projected partial withdrawals are from 3% to 8% for all years.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED) NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

The following table presents the account value, net amount at risk and average attained age of underlying contractholders for guarantees in the event of death as of December 31, 2015 and 2014. The net amount at risk is the death benefit coverage in-force or the amount that the Company would have to pay if all contractholders had died as of the specified date, and represents the excess of the guaranteed benefit over the account value.

         AS OF DECEMBER 31,
         (IN MILLIONS, EXCEPT FOR CONTRACTHOLDERS INFORMATION)                           2015              2014
         -------------------------------------------------------------------------  ---------------   ---------------
         Net deposits paid
            Account value                                                           $         3,083   $         3,002
            Net amount at risk                                                      $             7   $             7
            Average attained age of contractholders                                              63                62
         Ratchet (highest historical account value at specified anniversary dates)
            Account value                                                           $           566   $           637
            Net amount at risk                                                      $            40   $            32
            Average attained age of contractholders                                              66                65
         Roll-up (net deposits accumulated at a specified rate)
            Account value                                                           $         1,998   $         1,391
            Net amount at risk                                                      $           140   $            21
            Average attained age of contractholders                                              73                72
         Higher of ratchet or roll-up
            Account value                                                           $         2,057   $         2,266
            Net amount at risk                                                      $           779   $           734
            Average attained age of contractholders                                              71                71
         Total of guaranteed benefits categorized above
            Account value                                                           $         7,704   $         7,296
            Net amount at risk                                                      $           966   $           794
            Average attained age of contractholders (weighted by account value)                  67                66
         Number of contractholders                                                          115,334           116,588

GUARANTEED MINIMUM INCOME BENEFITS

The Company previously issued VA contracts with a GMIB feature. The GMIB liability was $4 million and $3 million at December 31, 2015 and 2014, respectively, with benefits paid of less than $1 million for the years ended December 31, 2015, 2014, and 2013 respectively. The reserves for the GMIB liability are calculated by using a methodology that is essentially the same as the reserve for the corresponding GMDB liability.

GUARANTEED MINIMUM WITHDRAWAL BENEFITS

The Company issues FIA contracts with a GMWB feature. The GMWB feature provides annuity contractholders with a minimum guaranteed stream of payments for life, once income is activated. The annual income amount is based on an annual withdrawal percentage based on attained age (defined in the contract) times the contractual benefit base. The benefit base is defined in the contract and is generally the initial premium, reduced by any partial withdrawals, increased annually by a defined percentage. Benefit payments are first deducted from the contractual account value. Excess guaranteed benefits are defined as all GMWB paid once the underlying account value has reached zero.

The GMWB liability is determined based on an SOP 03-1 reserve liability. The SOP liability is calculated in a manner similar to the reserves for the GMDB and GMIB discussed above.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED) NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

The following table shows the balance of the GMWB reserves reported in contractholder deposit funds and other policyholder liabilities in the Consolidated Balance Sheets:

                 (IN MILLIONS)                                                   2015             2014
                 ---------------------------------------------------------  --------------   --------------
                 Balance, at beginning of year                              $           96   $           65
                 Provision for GMWB:
                    GMWB expense incurred                                              (21)               1
                                                                            --------------   --------------
                                                                                       (21)               1
                                                                            --------------   --------------
                 Claims, net of reinsurance:
                    Claims from policyholders                                           46               30
                                                                            --------------   --------------
                                                                                        46               30
                                                                            --------------   --------------
                 Balance, at end of year                                    $          121   $           96
                                                                            ==============   ==============

SEPARATE ACCOUNTS WITH CREDITED INTEREST GUARANTEES

The Company issued VA and life contracts through its separate accounts for which net investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contractholder. The Company also issued VA and life contracts through separate accounts where the Company contractually guarantees to the contractholder the total deposits made to the contract less any partial withdrawals plus a minimum return.

The market value adjusted product attributable to a third party was assumed on a modco basis. Therefore, the assets related to these liabilities are recorded as a modco receivable, which is included within reinsurance recoverable in the Consolidated Balance Sheets. See Note 13 for additional information about reinsurance.

The Company had the following VA with guaranteed minimum returns:

                 AS OF DECEMBER 31,
                 (IN MILLIONS)                                                   2015              2014
                 ---------------------------------------------------------  --------------   --------------
                 Account value                                              $           11   $           11
                 Range of guaranteed minimum return rates                       2.8% - 3.5%       2.8 - 3.5%

Account balances of these contracts with guaranteed minimum returns were invested as follows:

                 AS OF DECEMBER 31,
                 (IN MILLIONS)                                                   2015             2014
                 ---------------------------------------------------------  --------------   --------------
                 Asset Type:
                    Fixed maturity securities                               $           19   $           20
                    Cash and cash equivalents                                            4                4
                                                                            --------------   --------------
                      Total                                                 $           23   $           24
                                                                            ==============   ==============

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED) NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

PRENEED RESERVES

Policy reserves on the Company's preneed business are based on cash surrender values of issued policies. In addition, an additional insurance liability is established and adjusted at each reporting date where the recognized liability is equal to the present value of projected future benefits, including discretionary death benefit crediting to policies using current period discretionary death benefit crediting rates utilizing the following assumptions provided below:

     - CREDITED INTEREST RATE: Based on the non-forfeiture rates of 3.0% to 5.5%.
     -    MORTALITY: Based on the Company's experience.
     - DEATH BENEFIT INFLATION: Based on the discretionary death benefit inflation rates in effect at the current reporting date. To mitigate the risk that a policy will not keep pace with increases in funeral prices or remain competitive, the Company has the discretion to increase or decrease the death benefit. Such increases or decreases are considered on a quarterly basis and vary by plan.
     - MAINTENANCE EXPENSES: Based on the Company's experience and expressed as a cost per paid-up policy and a cost per premium-paying policy.

The earned interest rate used to calculate estimated gross profits is based on the asset yield.

CONTRACTHOLDER DEPOSIT FUNDS WITH EMBEDDED DERIVATIVES

The following table shows the balances of the host contract, embedded derivatives and insurance reserves reported in contractholder deposit funds and other policyholder liabilities in the Consolidated Balance Sheets:

                 AS OF DECEMBER 31,
                 (IN MILLIONS)                                                   2015              2014
                 ---------------------------------------------------------  ---------------   ---------------
                 Host contract                                              $         7,873   $         6,062
                 Embedded derivatives                                       $           843   $           915
                 Insurance reserves                                         $         1,030   $           820

The following paragraphs describe the products present within the above table along with the underlying methodology used to calculate the embedded derivatives.

FIXED INDEX ANNUITIES

Certain of the Company's FIA products enable the policyholder to allocate contract value between a fixed crediting rate and S&P 500 Index and Barclays Armour II Index options. Balances for the indexed account consist of a combination of the underlying host contract and an embedded derivative value. The embedded derivative component is based on the fair value of the contracts' expected participation in future increases in the respective index option. The fair value of this embedded derivative component includes assumptions about future interest rates and interest rate structures, future costs for options used to hedge the contract obligations, projected withdrawal and surrender activity, and the level and limits on contract participation in any future increases in the respective index option.

GUARANTEED LIFETIME WITHDRAWAL BENEFITS

The Company has issued VA contracts with a GLWB feature. The GLWB feature provides annuity contractholders with a guaranteed stream of payments for life, once income is activated. The annual income amount is based on a percentage times the contractual benefit base. The benefit base is defined in the contract and may incorporate various combinations of ratchet and roll-up features. Benefit payments are first deducted from the account value. Excess guaranteed benefits are defined as all GLWB paid once the underlying account value has reached zero.

Reserves for the GLWB are bifurcated into an embedded derivative (recorded at fair value) and an SOP liability. The SOP liability is calculated in a manner similar to the reserves for the GMDB and GMIB discussed above.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED) NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

The fair value calculation includes the following considerations:

     - The reserve is based on projections run under a large number of stochastic scenarios;
     -    All underlying scenarios are generated using risk neutral assumptions;
     -    The mean of the projected returns are based on a risk free rate;
     -    Volatilities are based on market implied volatilities; and
     - The discount rate for this fair value calculation equals the risk free rate plus a spread consistent with the Company's own credit risk.

The Company purchases equity futures to hedge the market risk associated with VA GLWB and GMDB. Equity futures are marked to market daily and changes in fair value are reflected in net investment income in the Consolidated Statements of Operations.

UNIVERSAL LIFE AND INDEXED UNIVERSAL LIFE

Certain UL policies include NLG features, exhibiting a pattern of earnings of profits followed by losses. An additional reserve has been recorded in connection with these guarantees. Also, certain IUL contracts are indexed to equity indices. The embedded derivative related to the index is bifurcated and valued.

Derivative instruments are measured at fair value. Thus, any premiums allocated to indexed strategies are bifurcated into a host contract and an embedded derivative component, where the value of the embedded derivative ("VED") is fair valued. Policies are re-bifurcated at the end of each index period. The indexed business has index periods of either 5 or 6 years. One year strategies use a series of 5 one year periods and two year strategies have a series of 3 two year periods. As of each index period, the account value is projected to the end of the next index period assuming the future index credits return the amount spent. The account value is also projected to the end of the index period assuming policy interest guarantees. No policy deductions are used. The difference between the indexed accumulation and the guaranteed interest accumulation is determined at each policy anniversary until the end of the index period. These differences are discounted back to the current anniversary date to determine the VED. The discount rate equals the forward treasury curve plus an "own credit spread" reflecting the Company's credit rating. The host contract is set equal to the policy's accumulated value less the VED. On each valuation date, the current market value of the index is projected forward to the end of the index period assuming future index credits return the amount that is spent. The host contract is accumulated to the valuation date using an accrual rate sufficient to bring the host contract value to the guaranteed account value by the end of the index period. Reserves on the valuation date are equal to the VED plus the host contract value.

The reserve is determined through the accumulation of profits in the early years and released as earnings become negative. A stochastic Asset/Liability Model is used which incorporates the full inventory of assets and the NLG liabilities. 200 equity return scenarios are generated using a stochastic generator. These interest rates are used to drive the yield on new investments, as well as dynamic lapse rates which vary based on the relationship between new money rates and current credited rates on the liabilities. All sources of policyholder revenue are used to develop the liability (full assessment approach). For each scenario, a benefit ratio is determined equal to the present value of future benefits due to the NLG feature divided by the present value of future assessments. The discount rate used is the same as that used in the DAC calculation which is equal to the credited rate at the time the business was issued or acquired by the Company. The reserve is determined for any point in time equal to the accumulated value of the assessments times the benefit ratio less the accumulated value of the benefits paid due to the NLG feature. An average of the reserves over all scenarios is determined and used for the reserve.

The specific sources of revenue used in the determination of full assessments are cost of insurance, expense loads, surrender charges collected and investment margin (investment income less amounts credited to the account value). The benefits taken into account in determining the benefit ratio are the death benefits paid after the account value becomes negative.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED) NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

5.  INVESTMENTS

FIXED MATURITY AND EQUITY SECURITIES

The cost or amortized cost and fair value for AFS fixed maturity and equity securities were as follows:

                                                                                GROSS UNREALIZED
                                                                  --------------------------------------------
                                                     COST OR                TEMPORARY
AS OF DECEMBER 31, 2015                             AMORTIZED     -----------------------------       OTTI           FAIR
(IN MILLIONS)                                         COST            GAINS          LOSSES          LOSSES         VALUE
------------------------------------------------  -------------   -------------   -------------   ------------   ------------
Fixed maturity securities:
   U.S. Treasury securities and U.S. government
     and agency securities                        $         215   $          20   $          (2)  $         --   $        233
   States and political subdivision securities            1,762             117             (27)            --          1,852
   Foreign government securities                            147               1              (8)            --            140
   Emerging market securities                                --              --              --             --             --
   Corporate fixed maturity securities                   11,924             188            (488)            --         11,624
   Preferred stocks                                           9               1              --             --             10
   Structured securities                                 14,111             238            (425)            --         13,924
                                                  -------------   -------------   -------------   ------------   ------------
     Total AFS fixed maturity securities          $      28,168   $         565   $        (950)  $         --   $     27,783
                                                  =============   =============   =============   ============   ============

Equity securities                                 $          48   $          14   $          (3)  $         --   $         59
                                                  =============   =============   =============   ============   ============

                                                                                GROSS UNREALIZED
                                                                  --------------------------------------------
                                                     COST OR                TEMPORARY
AS OF DECEMBER 31, 2014 AS REVISED                  AMORTIZED     -----------------------------       OTTI           FAIR
(IN MILLIONS)                                         COST            GAINS          LOSSES          LOSSES         VALUE
------------------------------------------------  -------------   -------------   -------------   ------------   ------------
Fixed maturity securities:
   U.S. Treasury securities and U.S. government
     and agency securities                        $         193   $          24   $          --   $         --   $        217
   States and political subdivision securities            1,677             239              --             --          1,916
   Foreign government securities                              8               1              --             --              9
   Emerging market securities                                29               3              --             --             32
   Corporate fixed maturity securities                    7,933             569             (42)            --          8,460
   Preferred stocks                                           9               1              --             --             10
   Structured securities                                 11,404             461            (165)            --         11,700
                                                  -------------   -------------   -------------   ------------   ------------
     Total AFS fixed maturity securities          $      21,253   $       1,298   $        (207)  $         --   $     22,344
                                                  =============   =============   =============   ============   ============

Equity securities                                 $          24   $          --   $          --   $         --   $         24
                                                  =============   =============   =============   ============   ============

At December 31, 2015 and 2014, the cost or amortized cost and fair value of the assets on deposit with various state and governmental authorities were $152 million and $156 million, and $173 million and $184 million, respectively.

The Company entered into various derivative and other arrangements that required assets, such as cash and fixed maturity securities, to be pledged or received as collateral. At December 31, 2015 and 2014, cash collateral received from the counterparties and recorded as collateral liabilities was $216 million and $145 million, respectively. Cash and security collateral paid to the counterparties and recorded as assets was $9 million and $7 million, respectively. In addition, not included in the above, $21 million of U.S. Treasury securities were pledged by the counterparties as collateral held by custodian at December 31, 2015. The Company has the right to the securities in the event of default.

The cost or amortized cost and fair value by maturity periods for fixed maturity securities are shown below. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties, or the Company may have the right to put or sell the obligations back to the issuers. Structured securities are included in the category representing their contractual maturity.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED) NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

The maturity distribution for AFS fixed maturity securities is as follows:

             AS OF DECEMBER 31, 2015                                   COST OR AMORTIZED
             (IN MILLIONS)                                                    COST              FAIR VALUE
             ------------------------------------------------------   -------------------   -------------------
             Due in one year or less                                  $               269   $               271
             Due after one year through five years                                  1,280                 1,282
             Due after five years through ten years                                 2,220                 2,207
             Due after ten years                                                   10,288                10,099
                                                                      -------------------   -------------------
                Subtotal                                                           14,057                13,859
             Structured securities                                                 14,111                13,924
                                                                      -------------------   -------------------
                Total AFS fixed maturity securities                   $            28,168   $            27,783
                                                                      ===================   ===================

SECURITIES IN A CONTINUOUS UNREALIZED LOSS POSITION

The following tables provide information about the Company's AFS fixed maturity and equity securities that have been continuously in an unrealized loss position.

                                               LESS THAN 12 MONTHS          12 MONTHS OR MORE                 TOTAL
                                            -------------------------   -------------------------   -------------------------
AS OF DECEMBER 31, 2015                        FAIR       UNREALIZED       FAIR       UNREALIZED       FAIR       UNREALIZED
(IN MILLIONS)                                  VALUE        LOSSES         VALUE        LOSSES         VALUE        LOSSES
------------------------------------------  ----------   ------------   ----------   ------------   ----------   ------------
AFS fixed maturity securities:
   U.S. Treasury securities and
     U.S. government and agency securities  $       69   $         (2)  $       --   $         --   $       69   $         (2)
   States and political subdivision
     securities                                    497            (27)          --             --          497            (27)
   Foreign government securities                   126             (8)          --             --          126             (8)
   Corporate fixed maturity securities           6,057           (453)          96            (35)       6,153           (488)
   Structured securities                         9,015           (349)       1,209            (76)      10,224           (425)
                                            ----------   ------------   ----------   ------------   ----------   ------------
     Total AFS fixed maturity securities    $   15,764   $       (839)  $    1,305   $       (111)  $   17,069   $       (950)
                                            ==========   ============   ==========   ============   ==========   ============

Equity securities                           $       10   $         (3)  $       --   $         --   $       10   $         (3)
                                            ==========   ============   ==========   ============   ==========   ============

                                               LESS THAN 12 MONTHS          12 MONTHS OR MORE                 TOTAL
                                            -------------------------   -------------------------   -------------------------
AS OF DECEMBER 31, 2014                        FAIR       UNREALIZED       FAIR       UNREALIZED       FAIR       UNREALIZED
(IN MILLIONS)                                  VALUE        LOSSES         VALUE        LOSSES         VALUE        LOSSES
------------------------------------------  ----------   ------------   ----------   ------------   ----------   ------------
AFS fixed maturity securities:
   U.S. Treasury securities and
     U.S. government and agency securities  $       --   $         --   $       --   $         --   $       --   $         --
   States and political subdivision
     securities                                     --             --           --             --           --             --
   Foreign government securities                    --             --           --             --           --             --
   Corporate fixed maturity securities           1,211            (37)         162             (5)       1,373            (42)
   Structured securities                         5,712           (156)         204             (9)       5,916           (165)
                                            ----------   ------------   ----------   ------------   ----------   ------------
     Total AFS fixed maturity securities    $    6,923   $       (193)  $      366   $        (14)  $    7,289   $       (207)
                                            ==========   ============   ==========   ============   ==========   ============

Equity securities                           $       --   $         --   $       --   $         --   $       --   $         --
                                            ==========   ============   ==========   ============   ==========   ============


Unrealized losses can be created by rising interest rates or by rising credit concerns and hence, widening credit spreads. Credit concerns are likely to play a larger role in the unrealized loss on below investment grade securities. The Company had gross unrealized loss on below investment grade AFS fixed maturity securities of $349 million and $154 million as of December 31, 2015 and 2014, respectively. The single largest unrealized loss on AFS fixed maturity securities was $9 million and $4 million at December 31, 2015 and 2014, respectively. The Company had 3,592 and 1,616 securities in an unrealized loss position as of December 31, 2015 and 2014, respectively.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED) NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

As of December 31, 2015 and 2014, AFS fixed maturity securities in an unrealized loss position for over 12 months consisted of 241 and 102 debt securities, respectively. There were no equity securities in an unrealized loss position for over 12 months as of December 31, 2015 and 2014, respectively. These debt securities primarily relate to corporate fixed maturity securities, residential mortgage backed and other asset-backed securities, which have depressed values due primarily to an increase in interest rates since the purchase of these securities. Unrealized losses were not recognized in earnings on these debt securities since the Company neither intends to sell the securities nor does it believe that it is more likely than not that it will be required to sell these securities before recovery of their amortized cost basis. For securities with significant declines, individual security level analysis was performed utilizing underlying collateral default expectations, market data and industry analyst reports.

OTHER-THAN-TEMPORARY IMPAIRMENTS

The table below presents a rollforward of the cumulative credit loss component of OTTI losses recognized in net realized investment gains in the Consolidated Statements of Operations on fixed maturity and equity securities still held by the Company at December 31, 2015 and 2014 for which a portion of the OTTI losses were recognized in accumulated other comprehensive income (loss) in the Consolidated Balance Sheets:

(IN MILLIONS)                                                                                       2015            2014
---------------------------------------------------------------------------------------------   ------------    ------------
Balance, at beginning of year                                                                   $          4    $          4
   Additions:
     Initial impairments - credit loss OTTI recognized on securities not previously impaired              --              --
     Additional impairments - credit loss OTTI recognized on securities previously impaired                5              --
   Reductions:
     Due to sales (or maturities, pay downs or prepayments) during the period of securities
       previously impaired as credit loss OTTI impaired                                                   --              --
                                                                                                ------------    ------------
Balance, at end of year                                                                         $          9    $          4
                                                                                                ============    ============

The Company monitors economic and regulatory developments that have the potential to impact its business and investment portfolio. The Company invests in governmental bonds, corporate bonds and structured securities which are exposed to interest rate risk. As of December 31, 2015 and 2014, the Company had investments in structured securities with a carrying value of $13.9 billion and $11.7 billion, respectively, or 44% of total investments for both years.

MORTGAGE LOANS

The maturity distribution for mortgage loans is as follows:

                                                                                             TOTAL MORTGAGE
         YEARS                                 RESIDENTIAL                OTHER                   LOANS
         ------------------------------   ---------------------   ---------------------   ---------------------
                                                                      (IN MILLIONS)
         2016                             $                   1   $                 162   $                 163
         2017                                                --                     139                     139
         2018                                                --                      64                      64
         2019                                                 1                     139                     140
         2020                                               126                     108                     234
         2021 and thereafter                                385                   1,469                   1,854
                                          ---------------------   ---------------------   ---------------------
            Total                         $                 513   $               2,081   $               2,594
                                          =====================   =====================   =====================

Actual maturities could differ from contractual maturities because borrowers may have the right to prepay with or without prepayment penalties and loans may be refinanced.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED) NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

The Company diversifies its mortgage loan portfolio by both geographic region and property type to reduce concentration risk. The following tables present the Company's mortgage loans by geographic region and property type:

     CARRYING VALUE AS OF DECEMBER 31,
     (IN MILLIONS)                                   2015             2014
     ---------------------------------------  ----------------  ----------------
     Pacific                                  $            649  $            371
     South Atlantic                                        456               295
     West South Central                                    307               234
     Middle Atlantic                                       290               193
     Mountain                                              188               111
     East North Central                                    183               141
     New England                                            91                35
     East South Central                                     78                 8
     West North Central                                     74                44
     Other regions                                         278                --
                                              ----------------  ----------------
       Total by geographic region             $          2,594  $          1,432
                                              ================  ================

     CARRYING VALUE AS OF DECEMBER 31,
     (IN MILLIONS)                                     2015            2014
     ---------------------------------------  ----------------  ----------------
     Office building                          $            555  $            437
     Retail                                                514               395
     Residential                                           513                20
     Apartment                                             500               312
     Industrial                                            263                81
     Warehouse                                             131               118
     Other property types                                  118                69
                                              ----------------  ----------------
       Total by property type                 $          2,594  $          1,432
                                              ================  ================

ALLOWANCE FOR LOAN AND LEASES LOSSES

The Company, individually and collectively, evaluates all of its mortgage loans for impairment. The credit quality indicator for the Company's mortgage loans is an internal measure based on the borrower's ability to pay and the value of the underlying collateral. The internal risk rating is related to an increasing likelihood of loss, with a low quality rating representing the category in which a loss is first expected. There were no loans in arrears as of December 31, 2015 or 2014. The Company's ALLL was $2 million and $3 million as of December 31, 2015 and 2014, respectively.

Changes in ALLL are summarized below:

                                                    BALANCE,
                                                       AT                                               BALANCE,
                                                    BEGINNING                                          AT END OF
         (IN MILLIONS)                              OF PERIOD          ADDITIONS       DEDUCTIONS       PERIOD
         --------------------------------------  ---------------  ---------------  ---------------   -------------
         Year ended December 31, 2014            $             4  $            --  $             (1) $           3
         Year ended December 31, 2015            $             3  $            --  $             (1) $           2

None of the mortgage loans were non-income producing or delinquent resulting in impairment for the years ended December 31, 2015 and 2014.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED) NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

LOAN-TO-VALUE RATIO ON COMMERCIAL MORTGAGE LOANS

The following summarizes the Company's loan-to-value and average debt-service coverage ratios for its commercial mortgage loans as of December 31, 2015. The mortgage loan balance reported in the Consolidated Balance Sheets includes these commercial mortgage loans along with its $513 million investment in residential mortgage loans.

     LOAN-TO-VALUE                                                                                PERCENTAGE OF     DEBT SERVICE
     (IN MILLIONS, EXCEPT PERCENTAGE OF COMMERCIAL MORTGAGE LOANS AND             CARRYING         COMMERCIAL         COVERAGE
     DEBT SERVICE COVERAGE RATIO)                                                   VALUE        MORTGAGE LOANS         RATIO
     ------------------------------------------------------------------------  ---------------   ---------------   ---------------
     70% and less                                                              $           427                21%             2.01
     71% - 90%                                                                           1,654                79%             2.90
                                                                               ---------------   ---------------
       Total commercial mortgage loans                                         $         2,081               100%             2.72
                                                                               ===============   ===============

Changing economic conditions affect the Company's valuation of commercial mortgage loans. Changing vacancies and rents are incorporated into the discounted cash flow analysis that the Company performs for monitored loans and may contribute to the establishment of (or increase or decrease in) a commercial mortgage loan valuation allowance for losses. In addition, the Company continues to monitor the entire commercial mortgage loan portfolio to identify risk. Areas of emphasis are properties that have exposure to specific geographic events, have deteriorating credits or have experienced a reduction in debt-service coverage ratio.

OTHER INVESTED ASSETS

Other invested assets consist of the following:


      AS OF DECEMBER 31,
     (IN MILLIONS)                                                                            2015              2014
     ---------------------------------------------------------------------------------  ----------------   ---------------
     Joint ventures, limited partnerships and limited liability companies:
       Non-real estate-related                                                          $             99   $           237
       Real estate-related                                                                            37                --
       Tax credit and renewable energy related                                                        37                25
     Federal Home Loan Bank                                                                           38                 9
     Other                                                                                           342               191
                                                                                        ----------------   ---------------
       Total investments in other invested assets                                       $            553   $           462
                                                                                        ================   ===============

The total amount of other invested assets accounted for using the equity method of accounting was $118 million and $22 million at December 31, 2015 and 2014, respectively. The Company's maximum exposure to loss related to these equity method investments is limited to the carrying value of these investments plus unfunded commitments of $58 million at December 31, 2015.

VARIABLE INTEREST ENTITIES

In August 2013, the Company formed a VIE, ARC Rail, which purchased $79 million of railroad assets. The entity was created solely for the purpose of acquiring and leasing the railroad assets. As the primary beneficiary of ARC Rail, the Company consolidates the results. ARC Rail is included in other assets in the Consolidated Balance Sheets.

In April 2013, the Company formed a VIE, ARC Finance, which purchased $164 million of life settlement ("LS") assets and $198 million of single premium immediate annuity ("SPIA") assets. The entity was created solely for the purpose of issuing notes backed by the cash flows of the underlying LS and SPIA assets. As the primary beneficiary of the ARC Finance VIE, the Company consolidates the results. ARC Finance is included in other invested assets in the Consolidated Balance Sheets.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED) NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

                                                                              AS OF DECEMBER 31,
                                                    ----------------------------------------------------------------------
                                                                  2015                                 2014
                                                    ---------------------------------    ---------------------------------
                                                                           TOTAL          TOTAL ASSETS          TOTAL
     (IN MILLIONS)                                   TOTAL ASSETS       LIABILITIES        AS REVISED        LIABILITIES
     ---------------------------------------------  ---------------   ---------------    ---------------   ---------------
     ARC Rail                                       $            66   $             1    $            75   $             1
     ARC Finance                                                319                25                341                23
                                                    ---------------   ---------------    ---------------   ---------------
       Total                                        $           385   $            26    $           416   $            24
                                                    ===============   ===============    ===============   ===============

The Company's investments in the LS assets noted above are accounted for under the investment method. The following table presents additional information regarding the LS investments and their expected duration at December 31, 2015:

     YEARS                                                               NUMBER OF         EXPECTED       DEATH BENEFIT
     (IN MILLIONS, EXCEPT NUMBER OF CONTRACTS)                           CONTRACTS        CASH FLOW          PAYOUT
     ---------------------------------------------------------------  ---------------  ----------------  ---------------
     2016 to 2018                                                                   1  $              2  $             2
     2019                                                                           8                18               21
     2020 and thereafter                                                          141               351              462
                                                                      ---------------  ----------------  ---------------
       Total                                                                      150  $            371  $           485
                                                                      ===============  ================  ===============

At December 31, 2015, the anticipated life insurance premiums required to keep the LS contracts in-force are $38 million in 2016 through 2018, $13 million in 2019 and $13 million in 2020. The anticipated LS premium payments are expected to be primarily funded by incoming SPIA payments tied to the same reference lives.

FEDERAL HOME LOAN BANK INVESTMENT AND FUNDING AGREEMENTS

Certain of the Company's subsidiaries are members of regional banks in the FHLB system. FHLB common stock is carried at cost and is included in other invested assets in the Consolidated Balance Sheets. These subsidiaries have also entered into funding agreements with the respective FHLB banks. The funding agreements issued to the applicable FHLB banks are in exchange for cash and the FHLB banks have been granted a lien on certain assets, some of which are in custody at the respective FHLB bank. The liabilities for the funding agreements are included in contractholder deposit funds and other policyholder liabilities in the Consolidated Balance Sheets. Information related to the FHLB investment and funding agreements are as follows:

                                        INVESTMENT IN
                                         COMMON STOCK                   LIABILITIES                     COLLATERAL
     AS OF DECEMBER 31,          ----------------------------   ----------------------------   -----------------------------
     (IN MILLIONS)                   2015           2014            2015           2014            2015           2014
     --------------------------- -------------  -------------   ------------   -------------   -------------  --------------
     FHLB Des Moines             $          21  $          --   $        300   $          --   $         461  $           --
     FHLB Indianapolis           $          17  $           9   $        370   $         170   $         751  $          225

REPURCHASE AGREEMENT TRANSACTIONS

The Company participates in third party repurchase agreements. The notional value as of December 31, 2015 and 2014 was approximately $402 million and $381 million, respectively. The Company posted $409 million and $400 million in fixed maturity securities as collateral for these transactions as of December 31, 2015 and 2014, respectively. The Company accounts for these transactions as secured borrowing.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED) NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

The gross obligation for repurchase agreements is reported in securities sold under agreements to repurchase in the Consolidated Balance Sheets. The gross obligation by class of collateral pledged for repurchase agreements accounted for as secured borrowings as of December 31, 2015 is presented in the following table:

                                                         LESS THAN                        GREATER THAN
         (IN MILLIONS)                  OVERNIGHT         30 DAYS       30 - 90 DAYS        90 DAYS         TOTAL
         --------------------------   -------------   ---------------  --------------   --------------  ---------------
         Corporate securities         $         107   $            --  $           61   $          234  $           402
                                      -------------   ---------------  --------------   --------------  ---------------
           Total borrowing            $         107   $            --  $           61   $          234  $           402
                                      =============   ===============  ==============   ==============  ===============

OTHER

The Company had no concentration of investments at fair value that exceeded 10% of shareholders' equity at December 31, 2015 and 2014.

6. DERIVATIVE INSTRUMENTS

The Company's derivative instruments are primarily used to hedge a wide range of risks including interest rate risk, equity market risk and foreign currency exchange rate risk. The Company offers a variety of products which are exposed to market risk, such as IUL, FIA and GMDB VA. The hedge programs are designed to protect against increases in insurance liabilities from the insurance products offered, which may result from impacts of market conditions. In addition, the Company invests in exchange-traded futures and options as part of its overall diversification and total return objectives.

The Company manages its equity market risk by entering into certain OTC derivatives, primarily equity options and swaps, as well as exchange-traded equity options and futures. The Company trades exchange-traded fixed income future contracts, OTC swaps and swaptions to protect against interest rate risk. Currency swaps and forwards are purchased by the Company to reduce risk from changes in currency exchange rates with respect to investments denominated in foreign currencies that the Company holds.

The Company attempts to mitigate the risk of loss due to ineffectiveness under these derivative investments through a regular monitoring process which evaluates the program's effectiveness. The Company is exposed to risk of loss in the event of non-performance by the counterparties and, accordingly, all option contracts are purchased from multiple counterparties that have been evaluated for creditworthiness. All of these options have been purchased from nationally recognized financial institutions with a Moody's/Standard and Poor's credit rating of A or higher. Management monitors the Company's derivative activities by reviewing portfolio activities and risk levels. Management also oversees all derivative transactions to ensure that the types of transactions entered into and the results obtained from those transactions are consistent with both the Company's risk management strategy and the Company's policies and procedures.

The Company has embedded derivatives related to reinsurance contracts that are accounted for on a modco basis. An embedded derivative exists because the arrangement exposes the reinsurer to third party credit risk.

The fair value of the derivative assets and liabilities were as follows:

         AS OF DECEMBER 31, 2015                                    DERIVATIVE          DERIVATIVE
         (IN MILLIONS)                                                ASSETS           LIABILITIES
         -----------------------------------------------------  ------------------  ------------------
         Derivative contracts:
           Interest rate contracts                              $               59  $               --
           Equity market contracts                                             227                  --
           Foreign currency contracts                                           16                  --
           Embedded derivative - modco loans                                    31                  --
           Embedded derivative - funds withheld                                 84                  --
                                                                ------------------
             Fair value included within total assets            $              417
                                                                ==================
           Embedded derivative - IUL products                                                      587
           Embedded derivative - annuity products                                                  255
                                                                                    ------------------
             Fair value included within total liabilities                           $              842
                                                                                    ==================

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED) NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

         AS OF DECEMBER 31, 2014                                     DERIVATIVE       DERIVATIVE
         (IN MILLIONS)                                                 ASSETS         LIABILITIES
         -------------------------------------------------------- ---------------   ---------------
         Derivative contracts:
           Interest rate contracts                                $           116   $            --
           Equity market contracts                                            132                --
           Foreign currency contracts                                           2                --
           Embedded derivative - modco loans                                   67               220
                                                                  ---------------
             Fair value included within total assets              $           317
                                                                  ===============
           Embedded derivative - IUL products                                                   695
           Embedded derivative - annuity products                                               220
                                                                                    ---------------
             Fair value included within total liabilities                           $         1,135
                                                                                    ===============

Change in fair value of derivatives is affected by the performance of the indices on which the options are based and the aggregate cost of options purchased.

For FIA contracts, amounts credited to policyholder account balances may be less than the index appreciation due to contractual features in the policies which allows management of the cost of the options purchased to fund the annual index credits. The change in fair value of derivatives is also influenced by the aggregate cost of options purchased. The aggregate cost of options has increased primarily due to an increased amount of FIA in force. The aggregate cost of options is also influenced by the amount of policyholder funds allocated to the various indices and market volatility which affects option pricing.

For preneed policies, the Company entered into a series of inflation swaps to hedge the inflation risk associated with these inflation-indexed policies. Within the swap structure, the Company has agreed to pay fixed CPI in return for floating CPI. The gain or loss on the cash flow hedge is reported as a component of (gains) on derivative instruments in the Consolidated Statements of Operations. Net losses related to changes in the fair value of the swaps were $3 million and $11 million for the years ended December 31, 2015 and 2014, respectively. These amounts were substantially offset by a corresponding change in policy benefits and claims expense.

The amounts of derivative gains and losses recognized for the years ended December 31, 2015, 2014 and 2013 are reported in the

Consolidated Statements of Operations as follows:

DERIVATIVE CONTRACTS
(IN MILLIONS)                                                 2015                2014               2013
-------------------------------------------------------  ----------------   ----------------   ----------------
Revenues
  Equity and fixed income futures                        $             --   $             27   $             15
  Foreign currency forwards                                            (1)                (1)                (2)
                                                         ----------------   ----------------   ----------------
    Total included in net realized investment gains                    (1)                26                 13
                                                         ----------------   ----------------   ----------------
Benefits, Losses and Expenses
  OTC CPI Swaps                                                         4                 11                 --
  Equity and fixed income futures                                     114               (124)               208
  Currency swaps                                                       (1)                --                 --
  Listed equity index options                                          (4)               (11)                --
  OTC equity index options                                            107               (298)               (10)
  Interest rate swaptions                                              (5)                42                 32
  OTC total return swaps                                               (2)                 1                 25
  Embedded derivatives                                               (268)               (42)              (295)
                                                         ----------------   ----------------   ----------------
    Total included in (gains) on derivative instruments               (55)              (421)               (40)
                                                         ----------------   ----------------   ----------------
      Total derivative gains                             $             54   $            447   $             53
                                                         ================   ================   ================


COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED) NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

7.  INVESTMENT INCOME AND GAINS AND LOSSES

NET INVESTMENT INCOME

Net investment income is comprised primarily of interest income, including amortization of premiums and accretion of discounts, based on yields which are changed due to expectations in projected cash flows, dividend income from common and preferred stock, gains and losses on securities measured at fair value and earnings from investments accounted for under equity method accounting.

The components of net investment income were as follows:

FOR THE YEARS ENDED DECEMBER 31,                                                                  2014
(IN MILLIONS)                                                                  2015            AS REVISED            2013
-----------------------------------------------------------------------  ----------------   ----------------   ----------------
Fixed maturity securities - interest and other income                    $          1,267   $          1,095   $            481
Fixed maturity securities - change in fair value on trading securities                (80)                83                (47)
Equity securities - change in fair value on trading securities                          1                 --                 --
Mortgage loans                                                                         87                 65                 20
Policy loans                                                                           44                 44                 27
Limited partnership income                                                             12                 --                 --
Short term and other investment income                                                 11                 --                  2
Modco interest income (expense)                                                         1                 (2)               (59)
Funds withheld interest expense                                                      (303)              (107)              (119)
Other                                                                                  --                  1                 --
                                                                         ----------------   ----------------   ----------------
   Gross investment income                                                          1,040              1,179                305
     Less: investment expenses                                                         25                 31                 17
                                                                         ----------------   ----------------   ----------------
   Net investment income                                                 $          1,015   $          1,148   $            288
                                                                         ================   ================   ================

The Company had no fixed maturity securities on non-accrual status at December 31, 2015, 2014 or 2013. The Company had no fixed maturity securities which were non-income producing at December 31, 2015, 2014 or 2013.

NET REALIZED INVESTMENT GAINS AND LOSSES

Net realized gains and losses on investments were as follows:

     FOR THE YEARS ENDED DECEMBER 31,
     (IN MILLIONS)                                                  2015              2014               2013
     -------------------------------------------------------  ----------------  ----------------   ----------------
     AFS fixed maturity securities (1)                        $             71  $            174   $            120
     Trading fixed maturity securities                                      27                 1                 15
     Other investments                                                      --               (22)                12
                                                              ----------------  ----------------   ----------------
        Net realized investment gains                         $             98  $            153   $            147
                                                              ================  ================   ================

--------
     (1) The Company had $5 million, $0 million and $0 million of OTTI for the years ended December 31, 2015, 2014 or 2013, respectively.

The proceeds from voluntary sales and the gross realized gains and losses on those sales of AFS fixed maturity securities were as follows:

                                                                            2014
     FOR THE YEARS ENDED DECEMBER 31,                                        AS
     (IN MILLIONS)                                        2015             REVISED              2013
     ---------------------------------------------  ----------------   ----------------   ----------------
     Fixed maturity securities:
        Proceeds from voluntary sales               $          7,483   $          6,756   $          4,563
        Gross gains                                 $            188   $            123   $            127
        Gross losses                                $           (114)  $            (31)  $            (29)

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED) NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

8.  FAIR VALUE DISCLOSURE OF FINANCIAL INSTRUMENTS

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (the exit price). The best evidence of fair value is a quoted price in an active market. If listed prices or quotations are not available, fair value is determined by reference to prices of similar instruments and quoted prices or recent prices in less active markets.

U.S. GAAP has a three-level fair value hierarchy for disclosure of fair value measurements. The fair value hierarchy prioritizes inputs to the valuation techniques used to measure fair value, giving the highest priority to Level 1 inputs and the lowest priority to Level 3 inputs. A financial instrument's level in the fair value hierarchy is based on the lowest level of any input that is significant to fair value measurement. The three levels of the fair value hierarchy are described below:

BASIS OF FAIR VALUE MEASUREMENT

Level 1: Inputs are unadjusted quoted prices in active markets to which the Company had access at the measurement date for identical, unrestricted assets and liabilities.

Level 2: Inputs to valuation techniques are observable either directly or indirectly.

Level 3: One or more inputs to valuation techniques are significant and unobservable.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED) NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

Assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. The following tables represent the Company's hierarchy for its financial assets and liabilities measured at fair value as of December 31, 2015 and 2014.

AS OF DECEMBER 31, 2015
(IN MILLIONS)                                               LEVEL 1           LEVEL 2           LEVEL 3              TOTAL
------------------------------------------------------  ----------------  ----------------  ----------------  ----------------
Financial Assets:
   AFS fixed maturity securities
     U.S. Treasury, government and agency securities    $             95  $            138  $             --  $            233
     States and political subdivision securities                      --             1,852                --             1,852
     Foreign government securities                                    --               140                --               140
     Emerging market securities                                       --                --                --                --
     Corporate fixed maturity securities                              --            11,277               347            11,624
     Preferred stocks                                                 --                10                --                10
     Structured securities                                            --            12,799             1,125            13,924
                                                        ----------------  ----------------  ----------------  ----------------
        Total AFS fixed maturity securities                           95            26,216             1,472            27,783
                                                        ----------------  ----------------  ----------------  ----------------
   Trading fixed maturity securities
        U.S. Treasury, government and agency securities               --                --                --                --
        States and political subdivision securities                   --                --                --                --
        Corporate fixed maturity securities                           --                --                --                --
        Structured securities                                         --                --                --                --
                                                        ----------------  ----------------  ----------------  ----------------
          Total trading fixed maturity securities                     --                --                --                --
                                                        ----------------  ----------------  ----------------  ----------------
   Equity securities                                                  --                 4                55                59
   Mortgage loans                                                     --                --                --                --
   Cash and cash equivalents                                       1,249                --                --             1,249
   Reinsurance recoverable                                            --             1,573                --             1,573
   Derivative instruments receivable:
     Interest rate contracts                                          15                44                --                59
     Equity market contracts                                          56               171                --               227
     Currency contracts                                               15                 1                --                16
     Embedded derivative - modco loans                                --                --                31                31
     Embedded derivative - funds withheld                             --                --                84                84
                                                        ----------------  ----------------  ----------------  ----------------
        Total derivative instruments receivable                       86               216               115               417
                                                        ----------------  ----------------  ----------------  ----------------
   Separate account assets                                         5,469                --                --             5,469
                                                        ----------------  ----------------  ----------------  ----------------
          Total financial assets at fair value          $          6,899  $         28,009  $          1,642  $         36,550
                                                        ================  ================  ================  ================
Financial Liabilities:
   Policyholder liabilities                             $             --  $             --  $            316  $            316
   FAFLIC Closed Block policy liabilities                             --               580                --               580
   ILICO Closed Block policy liabilities                              --               781                --               781
   Amerus Closed Block policy liabilities                             --                --                75                75
   Derivative instruments payable                                     --                --                --                --
   Embedded derivative - IUL products                                 --                --               587               587
   Embedded derivative - annuity products                             --                --               255               255
                                                        ----------------  ----------------  ----------------  ----------------
          Total financial liabilities at fair value     $             --  $          1,361  $          1,233  $          2,594
                                                        ================  ================  ================  ================

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED) NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2014 AS REVISED
(IN MILLIONS)                                                LEVEL 1           LEVEL 2           LEVEL 3            TOTAL
------------------------------------------------------  ----------------  ----------------  ----------------  ----------------
Financial Assets:
   AFS fixed maturity securities
     U.S. Treasury, government and agency securities    $             76  $            141  $             --  $            217
     States and political subdivision securities                      --             1,916                --             1,916
     Foreign government securities                                    --                 9                --                 9
     Emerging market securities                                       --                32                --                32
     Corporate fixed maturity securities                              --             8,416                44             8,460
     Preferred stocks                                                 --                10                --                10
     Structured securities                                            --            11,700                --            11,700
                                                        ----------------  ----------------  ----------------  ----------------
        Total AFS fixed maturity securities                           76            22,224                44            22,344
                                                        ----------------  ----------------  ----------------  ----------------
   Trading fixed maturity securities
        U.S. Treasury, government and agency
          securities                                                   7                 2                --                 9
        States and political subdivision securities                   --                69                --                69
        Corporate fixed maturity securities                           --             1,005                --             1,005
        Structured securities                                         --               225                --               225
                                                        ----------------  ----------------  ----------------  ----------------
          Total trading fixed maturity securities                      7             1,301                --             1,308
                                                        ----------------  ----------------  ----------------  ----------------
   Equity securities                                                  --                 8                16                24
   Mortgage loans                                                     --                32                --                32
   Cash and cash equivalents                                       1,020                --                --             1,020
   Reinsurance recoverable                                            --             1,420                --             1,420
   Derivative instruments receivable:
     Interest rate contracts                                          75                41                --               116
     Equity market contracts                                          26               106                --               132
     Currency contracts                                               --                 2                --                 2
     Embedded derivative - modco loans                                --                --                67                67
                                                        ----------------  ----------------  ----------------  ----------------
        Total derivative instruments receivable                      101               149                67               317
                                                        ----------------  ----------------  ----------------  ----------------
   Separate account assets                                         5,037                --                --             5,037
                                                        ----------------  ----------------  ----------------  ----------------
          Total financial assets at fair value          $          6,241  $         25,134  $            127  $         31,502
                                                        ================  ================  ================  ================
Financial Liabilities:
   Policyholder liabilities                             $             --  $             --  $          1,665  $          1,665
   FAFLIC Closed Block policy liabilities                             --                --               655               655
   ILICO Closed Block policy liabilities                              --                --               829               829
   Amerus Closed Block policy liabilities                             --                --                76                76
   Embedded derivative - funds withheld                               --                --               220               220
   Embedded derivative - IUL products                                 --                --               695               695
   Embedded derivative - annuity products                             --                --               220               220
                                                        ----------------  ----------------  ----------------  ----------------
          Total financial liabilities at fair value     $             --  $             --  $          4,360  $          4,360
                                                        ================  ================  ================  ================

CASH INSTRUMENTS

The Company's cash instruments are generally classified within Level 1 or Level 2, except for insurance liabilities which are classified within Level 3.

     LEVEL 1 - CASH INSTRUMENTS

Level 1 cash instruments include U.S. Treasury, government and agency securities, foreign government securities, short-term money market securities and mutual funds held in separate accounts. Level 1 instruments are valued using quoted market prices for identical unrestricted instruments in active markets.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED) NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

     LEVEL 2 - CASH INSTRUMENTS

Level 2 cash instruments include fixed maturity securities for which quoted market prices from active markets are not available. Level 2 cash instruments are priced using observable inputs, which can be verified to quoted prices, recent trading activity for identical or similar instruments, broker or dealer quotations or alternative pricing sources with reasonable levels of price transparency. Consideration is given to the nature of the quotations and the relationship of recent market activity to the prices provided from alternative pricing sources. The Company does not make valuation adjustments to Level 2 instruments.

     LEVEL 3 - CASH INSTRUMENTS

Level 3 cash instruments have one or more significant valuation inputs that are not observable. Absent evidence to the contrary, Level 3 investments are initially valued at transaction price, which is considered to be the best initial estimate of fair value. Subsequently, the Company uses other methodologies to determine fair value, which vary based on the type of instrument.

Valuation inputs and assumptions are changed when corroborated by substantive observable evidence, including values realized on sales of Level 3 assets.

DERIVATIVE CONTRACTS

     LEVEL 1 - DERIVATIVE CONTRACTS

Level 1 derivatives include exchange-traded futures as they are actively traded and are valued at their quoted market price.

     LEVEL 2 - DERIVATIVE CONTRACTS

Level 2 derivatives include most types of derivative instruments utilized by the Company and include derivatives for which all significant valuation inputs are corroborated by market evidence. These derivative contracts are principally valued using an income approach. The Company calculates the fair value of derivative assets by discounting future cash flows at a rate that incorporates counterparty credit spreads and the fair value of derivative liabilities by discounting future cash flows at a rate that incorporates the Company's own credit spreads.

When appropriate, valuations are adjusted for various factors such as liquidity, bid/offer spreads and credit considerations. Such adjustments are generally based on available market evidence.

     INTEREST RATE DERIVATIVES

Valuations for non-option based derivatives are based on present value techniques, which utilize significant inputs that may include the swap yield curve, London Interbank Offered Rate ("LIBOR") basis curves and repurchase rates. Valuations for option based derivatives are based on option pricing models, which utilize significant inputs that may include the swap yield curve, LIBOR basis curves and interest rate volatility.

     FOREIGN CURRENCY DERIVATIVES

Prices for currency derivatives based on the exchange rates of leading industrialized nations, including those with longer tenors, are generally transparent.

     EQUITY MARKET DERIVATIVES

Exchange-traded and OTC equity derivatives generally have observable market prices, except for contracts with long tenors or reference prices that differ significantly from current market prices.

     CREDIT DERIVATIVES

Credit derivatives are valued using inputs that may include credit correlation, repurchase rates and the extrapolation beyond observable limits of the swap yield curve and credit curves.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED) NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

     LEVEL 3 - DERIVATIVE CONTRACTS

Level 3 derivatives include credit derivatives and equity market derivatives, which are valued as described in Level 2 but have significant unobservable inputs and also include embedded derivatives which are principally valued using an income approach as explained in detail below. For Level 3 equity derivatives, significant Level 3 inputs generally include equity volatility inputs for options that are very long-dated. Valuations are based on present value techniques, which may utilize the swap yield curve and the spot equity and bond index level with significant unobservable inputs.

FAIR VALUE OF OTHER ASSETS AND LIABILITIES

SIGNIFICANT UNOBSERVABLE INPUTS

The tables below present the ranges of significant unobservable inputs used to value the Company's Level 3 financial assets and liabilities. These ranges represent the significant unobservable inputs that were used in the valuation of each type of financial asset and liability. Weighted averages in the tables below are calculated by weighting each input by the relative fair value of the respective financial instruments. The ranges and weighted averages of these inputs are not representative of the appropriate inputs to use when calculating the fair value of any one financial asset or liability. Accordingly, the ranges of inputs presented below do not represent uncertainty in, or possible ranges of, fair value measurements of the Company's Level 3 financial assets and liabilities as of December 31, 2015.

LEVEL 3                         LEVEL 3 ASSETS           VALUATION TECHNIQUES AND            RANGE OF SIGNIFICANT UNOBSERVABLE
FINANCIAL ASSETS                 (IN MILLIONS)        SIGNIFICANT UNOBSERVABLE INPUTS            INPUTS (WEIGHTED AVERAGE) (1)
----------------------------  -------------------  -------------------------------------  ----------------------------------------
Corporate fixed maturity      $               347  Discounted cash flow rate              Discounted cash flow rate
securities                                                                                -  4.17% to 4.49% (weighted average is
                                                                                             4.33%)

                                                   Broker quotes                          N/A

Structured securities         $             1,125  Broker quotes                          N/A

Equity securities             $                55  Broker quotes                          N/A
                                                   Net asset value                        N/A

Embedded derivative - modco   $                31  Discounted cash flow rate              Discounted cash flow rate
loans                                              -  Duration/weighted average life      -  0.25 to 24.31 (weighted average is
                                                   -  Contractholder persistency             7.6)
                                                                                          -  5.21% to 8.12% (weighted average is
                                                                                             7.45%)

Embedded derivative - Funds   $                84  Discounted cash flow rate              Discounted cash flow rate
withheld                                             -  Duration/Weighted Average Life      -  0.25 to 24.31 (weighted average is
                                                     -  Contractholder persistency             9.1)
                                                                                            -  5.21% to 12.84% (weighted average is
                                                                                               8.59%)

--------
(1) The range of significant unobservable inputs for level 3 assets valued based on non-binding independent third party valuations or third party price information are not reasonably available to the Company on the valuation techniques and significant unobservable inputs which are indicated as N/A.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED) NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

                                    LEVEL 3
LEVEL 3 FINANCIAL                 LIABILITIES             VALUATION TECHNIQUES AND             RANGE OF SIGNIFICANT UNOBSERVABLE
LIABILITIES                      (IN MILLIONS)        SIGNIFICANT UNOBSERVABLE INPUTS               INPUTS (WEIGHTED AVERAGE)
----------------------------  -------------------  -------------------------------------   ----------------------------------------
Policyholder liabilities      $               316  Present value of best estimate          The weighted average risk margin is
                                                   liability cash flows. Unobservable      0.09%.
                                                   inputs include a market participant
                                                   view of the risk margin included
                                                   in the discount rate which reflects
                                                   the riskiness of the cash flows.

Amerus Closed Block policy    $                75  Present value of expenses paid from     The average expense assumption is $72 per
liabilities                                        the open block plus the cost of         policy increased by inflation.
                                                   capital held in support of the
                                                   liabilities. Unobservable inputs are    The risk margin is 9.42% of the
                                                   a market participant's view of the      liability.  The cost of capital is 13.8%.
                                                   expenses, a risk margin on the
                                                   uncertainty of the level of expenses,
                                                   and a cost of capital on the capital
                                                   held in support of the liabilities.

Embedded derivative - IUL     $               587  Policy persistency is the significant   Lapse rate is 2.5%.
products                                           unobservable input.

Embedded derivative -         $               255  Policyholder behavior is the            Utilization weighted average is 3.31%.
annuity products                                   significant unobservable input          Lapse weighted average is 3.78%.
                                                   including utilization and lapse.

TRANSFERS INTO OR OUT OF LEVEL 3

Overall, transfers into and/or out of Level 3 are attributable to a change in the observability of inputs. Assets and liabilities are transferred into Level 3 when a significant input cannot be corroborated with market observable data. This occurs when market activity decreases significantly and underlying inputs cannot be observed, current prices are not available, and/or when there are significant variances in quoted prices, thereby affecting transparency. Assets and liabilities are transferred out of Level 3 when circumstances change such that a significant input can be corroborated with market observable data. This may be due to a significant increase in market activity, a specific event, or one or more significant input(s) becoming observable. Transfers into and/or out of any level are assumed to occur at the beginning of the period.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED) NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

The tables below set forth a summary of changes in the fair value of the Company's Level 3 financial assets and liabilities for the years ended December 31, 2015 and 2014. The tables reflect gains and losses for the full year for all financial assets and liabilities categorized as Level 3 as of December 31, 2015 and 2014.

                                                                      NET
                                                                  UNREALIZED
                                                                     GAINS
                                                                   (LOSSES)
                                     BALANCE,                     RELATING TO
                                        AT                        INSTRUMENTS                          NET
                                    BEGINNING        NET         STILL HELD AT                      TRANSFERS
                                     OF YEAR       REALIZED           THE              NET          IN AND/OR         BALANCE,
YEAR ENDED DECEMBER 31, 2015            AS          GAINS          REPORTING        SETTLEMENTS       OUT OF           AT END
(IN MILLIONS)                        REVISED       (LOSSES)          DATE           /PURCHASES        LEVEL 3         OF YEAR
-------------------------------  -------------  -------------   ----------------   -------------  --------------   -------------
Financial Assets:
   Corporate fixed maturity
     securities                  $          44  $          --   $             (5)  $         196  $          112   $         347
   Structured securities                    --             --                 (9)            935             199           1,125
   Equity securities                        16             --                 11              19               9              55
   Embedded derivative - funds
     withheld                               --             --                 --              --              84              84
   Embedded derivative - modco
     loans                                  67             --                (36)             --              --              31
                                 -------------  -------------   ----------------   -------------  --------------   -------------
     Total financial assets      $         127  $          --   $            (39)  $       1,150  $          404   $       1,642
                                 =============  =============   ================   =============  ==============   =============
Financial Liabilities:
   Policyholder liabilities      $       1,665  $          --   $            (18)  $           6  $       (1,337)  $         316
   FAFLIC Closed Block policy
     liabilities                           655             19                 --              --            (674)             --
   ILICO Closed Block policy
     liabilities                           829              7                 --              --            (836)             --
   Amerus Closed Block policy
     liabilities                            76             --                 (1)             --              --              75
   Derivative instruments
     payable                               220             --                 --              --            (220)             --
   Embedded derivative - IUL
     products                              695             --               (125)             --              17             587
   Embedded derivative -
     annuity products                      220            (40)                --              75              --             255
                                 -------------  -------------   ----------------   -------------  --------------   -------------
     Total financial
        liabilities              $       4,360  $         (14)  $           (144)  $          81  $       (3,050)  $       1,233
                                 =============  =============   ================   =============  ==============   =============

                                                                       NET
                                                                   UNREALIZED
                                                                      GAINS
                                                                    (LOSSES)
                                                                   RELATING TO
                                                                   INSTRUMENTS                        NET
                                     BALANCE,        NET          STILL HELD AT                    TRANSFERS
YEAR ENDED DECEMBER 31, 2014            AT         REALIZED            THE             NET         IN AND/OR         BALANCE,
AS REVISED                          BEGINNING       GAINS           REPORTING       SETTLEMENTS      OUT OF          AT END
(IN MILLIONS)                        OF YEAR       (LOSSES)           DATE          /PURCHASES     LEVEL 3 (1)       OF YEAR
-------------------------------  -------------  -------------   ----------------   -------------  --------------  -------------
Financial Assets:
   Corporate fixed maturity
     securities                  $          --  $          --   $             --   $          44  $           --  $          44
   Equity securities                        --             --                 --               7               9             16
   Embedded derivative - modco              97             --                (30)             --              --             67
                                 -------------  -------------   ----------------   -------------  --------------  -------------
     Total financial assets      $          97  $          --   $            (30)  $          51  $            9  $         127
                                 =============  =============   ================   =============  ==============  =============
Financial Liabilities:
   Policyholder liabilities      $       1,121  $          --   $            340   $          --  $          204  $       1,665
   FAFLIC Closed Block policy
     liabilities                           638             (9)                26              --              --            655
   ILICO Closed Block policy
     liabilities                           823             --                  6              --              --            829
   Amerus Closed Block policy
     liabilities                            83             --                 (7)             --              --             76
   Derivative instruments
     payable                                97             --                123              --              --            220
   Embedded derivative -  IUL
     products                              605             --                 90              --              --            695
   Embedded derivative -
     annuity products                       --             62                 --              29             129            220
                                 -------------  -------------   ----------------   -------------  --------------  -------------
     Total financial
        liabilities              $       3,367  $          53   $            578   $          29  $          333  $       4,360
                                 =============  =============   ================   =============  ==============  =============

--------
(1) Consists of balances acquired in the Forethought Acquisition.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED) NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

FINANCIAL INSTRUMENTS NOT CARRIED AT FAIR VALUE

The following presents carrying amounts and fair values of the Company's financial instruments not carried at fair value as of December 31, 2015 and 2014. Accrued investment income has been excluded from the tables below:

AS OF DECEMBER 31, 2015                    CARRYING                                                          FAIR
(IN MILLIONS)                                VALUE          LEVEL 1         LEVEL 2        LEVEL 3          VALUE
---------------------------------------  --------------  --------------  --------------  -------------  -------------
Financial Assets:
   Mortgage loans                        $        2,594  $           --  $        2,643  $          --  $       2,643
   Policy loans                                     675              --                            784            784
   FHLB                                              38              --              --             38             38
   Other invested assets                            179              --               7            172            179
   LS and SPIA assets                               336              --              --            343            343
                                         --------------  --------------  --------------  -------------  -------------
     Total financial assets              $        3,822  $           --  $        2,650  $       1,337  $       3,987
                                         ==============  ==============  ==============  =============  =============
Financial Liabilities:
   Other contractholder deposit funds    $        4,015  $           --  $        3,986  $          --  $       3,986
   Supplementary contracts without life
     contingencies                                   28              --              --             28             28
   Notes payable and accrued interest -
     affiliate                                      258              --              --            257            257
   Securities sold under agreements to
     repurchase                                     402             402              --             --            402
                                         --------------  --------------  --------------  -------------  -------------
     Total financial liabilities         $        4,703  $          402  $        3,986  $         285  $       4,673
                                         ==============  ==============  ==============  =============  =============

AS OF DECEMBER 31, 2014 AS REVISED         CARRYING                                                          FAIR
(IN MILLIONS)                                VALUE          LEVEL 1         LEVEL 2        LEVEL 3          VALUE
---------------------------------------  --------------  --------------  --------------  -------------  -------------
Financial Assets:
   Mortgage loans                        $        1,400  $           --  $        1,453  $          --  $       1,453
   Policy loans                                     737              --              --            858            858
   FHLB                                               9              --              --              9              9
   Other invested assets                             67              --              55             12             67
   LS and SPIA assets                               386              --              --            382            382
                                         --------------  --------------  --------------  -------------  -------------
     Total financial assets              $        2,599  $           --  $        1,508  $       1,261  $       2,769
                                         ==============  ==============  ==============  =============  =============
Financial Liabilities:
   Other contractholder deposit funds    $        2,979  $           --  $        3,007  $          --  $       3,007
   Supplementary contracts without life
     contingencies                                   27              --              --             27             27
   Notes payable and accrued interest -
     affiliate                                      302              --              --            301            301
   Securities sold under agreements to
     repurchase                                     381             381              --             --            381
                                         --------------  --------------  --------------  -------------  -------------
     Total financial liabilities         $        3,689  $          381  $        3,007  $         328  $       3,716
                                         ==============  ==============  ==============  =============  =============

The following methods and assumptions are used to estimate the fair value of each class of financial instruments that are not held at fair value:

     MORTGAGE LOANS

The fair value of mortgages and other loans are estimated by discounting future cash flows using current rates at which similar loans would be made to borrowers with similar credit ratings and for the same remaining maturities.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED) NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

     POLICY LOANS

For policy loans with fixed interest rates, estimated fair values are determined by using discounted cash flow models applied to groups of similar policy loans determined by the nature of the underlying insurance liabilities. Cash flow estimates are developed by applying a weighted-average interest rate to the outstanding principal balance of the respective group of policy loans and an estimated average maturity determined through experience studies of the past performance of policyholder repayment behavior for similar loans. These cash flows are discounted using current risk-free interest rates with no adjustment for borrower credit risk as these loans are fully collateralized by the cash surrender value of the underlying insurance policy. The estimated fair value for policy loans with variable interest rates approximates carrying value due to the absence of borrower credit risk and the short time period between interest rate resets, which presents minimal risk of a material change in estimated fair value due to changes in market interest rates.

     LIFE SETTLEMENT AND SINGLE PREMIUM IMMEDIATE ANNUITY ASSETS

The fair value of LS and SPIA assets are obtained by discounting the expected cash flows related to the LS and SPIA assets by swap rate plus a spread. The spread is calculated and fixed by matching the initial cash flow projections at purchase date with the LS and SPIA purchase price. Expected cash flows include: annuity payments received from SPIAs, premiums paid into LS and death benefit payments received on LS.

     ANNUITY RESERVES

The fair value of the Company's annuity contracts is estimated based on the contracts' cash surrender values and fair value of embedded derivatives.

     INVESTMENT CONTRACTS (WITHOUT MORTALITY FEATURES)

Fair value of liabilities under supplementary contracts without life contingencies is estimated based on current fund balances. The fair value of other individual contractholder funds represents the present value of future policy benefits.

     NOTES PAYABLE AND ACCRUED INTEREST

The fair value of the notes payable and accrued interest was determined by using vendor pricing models.

     SECURITIES SOLD UNDER AGREEMENTS TO REPURCHASE

The Company participates in third party repurchase agreements. Fair value is estimated based on expected future cash flows and interest rates.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED) NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

9. CLOSED BLOCKS

Summarized financial information of the Company's closed blocks is as follows:


BALANCE SHEETS AS OF DECEMBER 31,                                                                             2014
(IN MILLIONS)                                                                               2015           AS REVISED
------------------------------------------------------------------------------------  ----------------  ----------------
Assets
  Trading fixed maturity securities at fair value (amortized cost of $0 and
    $1,026 in 2015 and 2014, respectively)                                            $             --  $          1,108
  Mortgage loans                                                                                    --                32
  Policy loans                                                                                       1               171
  Cash and cash equivalents                                                                         10                22
  Accrued investment income                                                                         --                17
  Deferred income taxes                                                                             30
  Reinsurance recoverable                                                                        1,363                10
  Other assets                                                                                      14                 2
                                                                                      ----------------  ----------------
    Total assets                                                                                 1,418             1,362
                                                                                      ----------------  ----------------
Liabilities
  Policyholder liabilities at fair value                                                         1,345             1,449
  Policyholder dividend obligation at fair value (1)                                                74                89
  Policyholder dividends payable at fair value (1)                                                  16                21
  Other liabilities                                                                                 12                 6
                                                                                      ----------------  ----------------
    Total liabilities                                                                            1,447             1,565
                                                                                      ----------------  ----------------
Excess of closed block liabilities over assets designated to the closed blocks and
  maximum future earnings to be recognized from closed block assets and liabilities   $             29  $            203
                                                                                      ================  ================

--------
(1) Included within contractholder deposit funds and other policyholder liabilities in the accompanying Consolidated Balance Sheets.

STATEMENTS OF OPERATIONS FOR THE YEARS ENDED DECEMBER 31,                                   2014
(IN MILLIONS)                                                              2015          AS REVISED           2013
--------------------------------------------------------------------  ---------------   ---------------  ---------------
Revenues
   Premiums and other income                                          $        (1,321)  $            45  $            24
   Net investment income (expense)                                                (26)              125              (12)
   Net realized investment gains                                                   26                 1               15
                                                                      ---------------   ---------------  ---------------
     Total revenues                                                            (1,321)              171               27
                                                                      ---------------   ---------------  ---------------
Benefits and Expenses
   Policyholder benefits                                                       (1,390)              150              (14)
   Other expenses                                                                   1                 1                1
                                                                      ---------------   ---------------  ---------------
     Total benefits and expenses                                               (1,389)              151              (13)
                                                                      ---------------   ---------------  ---------------
Net contribution from the closed blocks                                            68                20               40
Income tax expense                                                                  1                12               15
                                                                      ---------------   ---------------  ---------------
Net income                                                            $            67   $             8  $            25
                                                                      ===============   ===============  ===============

Many expenses related to the closed block operations are charged to the general operations of the Company; accordingly, the contributions from the closed blocks do not represent the actual profitability of the closed block operations.

The closed blocks of business represents policies acquired through acquisition, which were valued at fair value at the acquisition date.

Effective December 1, 2015, the Company entered into coinsurance agreements which ceded substantially all the risk in the FAFLIC and the ILICO Closed Blocks. See Note 13 for additional information.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED) NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

10. INCOME TAXES

PROVISION FOR INCOME TAXES

The tables below present the components of the expense (benefit) for taxes attributable to continuing operations and a reconciliation of the U.S. federal statutory income tax rate to the Company's effective income tax rate.

         FOR THE YEARS ENDED DECEMBER 31,                                                2014               2013
         (IN MILLIONS)                                                 2015           AS REVISED         AS REVISED
         -------------------------------------------------------  ---------------   ---------------    ---------------
         Current income tax expense
            Federal                                               $            37   $            92    $           276
            State/local                                                         2                 3                 --
                                                                  ---------------   ---------------    ---------------
              Total current income tax expense                                 39                95                276
                                                                  ---------------   ---------------    ---------------
         Deferred income tax expense (benefit)
            Federal                                                           112                 3               (260)
            State/local                                                        (2)               (3)                --
                                                                  ---------------   ---------------    ---------------
              Total deferred income tax expense (benefit)                     110                --               (260)
                                                                  ---------------   ---------------    ---------------
                 Total income tax expense                         $           149   $            95    $            16
                                                                  ===============   ===============    ===============

         FOR THE YEARS ENDED DECEMBER 31,                                                2014               2013
         (IN MILLIONS)                                                 2015           AS REVISED         AS REVISED
         -------------------------------------------------------  ---------------   ----------------   ---------------
         Expected income tax expense                              $           157   $           103    $            21
         Addition (reduction) in income tax resulting from:
            Dividend received deduction                                        (6)               (4)                (4)
            Intercompany reinsurance on funds withheld trusts                  (1)               (2)                --
            Low income housing tax credits                                     (2)               (2)                --
            Prior year taxes                                                   --                --                 (1)
            Other                                                               1                --                 --
                                                                  ---------------   ---------------    ---------------
              Total income tax expense                            $           149   $            95    $            16
                                                                  ===============   ===============    ===============

DEFERRED INCOME TAXES

Deferred income taxes reflect the net effects of temporary differences between financial reporting and tax basis of assets and liabilities. These temporary differences result in taxable or deductible amounts in future years and are measured using the tax rates and laws that will be in effect when such differences are expected to reverse. Valuation allowances are established to reduce deferred tax assets to the amount that more likely than not will be realized.


COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED) NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

The table below presents the significant components of deferred tax assets and liabilities.

         AS OF DECEMBER 31,                                                                 2014
         (IN MILLIONS)                                                   2015            AS REVISED
         ---------------------------------------------------------  ---------------    ---------------
         Deferred tax assets
            Insurance reserves                                      $           418    $           555
            Sec. 848 capitalization                                             316                292
            Investments, net                                                     36                 --
            Tax credit carryforwards                                             --                  2
            Loss carryforwards                                                   27                 27
            Ceding commission                                                    62                 43
            Accrued policyholder dividends                                        4                  6
            Deferred compensation/accrued bonuses                                --                 --
            Deferred revenue liability                                          278                 44
            Goodwill                                                             18                 20
            Other, net                                                            5                  4
                                                                    ---------------    ---------------
              Subtotal deferred tax assets                                    1,164                993
            Valuation allowance                                                  --                 (2)
                                                                    ---------------    ---------------
                 Total deferred tax assets, net                               1,164                991
                                                                    ---------------    ---------------
         Deferred tax liabilities
            VOBA/DAC/URR                                                       (780)              (495)
            Investments, net                                                     --               (281)
            Fair value adjustment - closed blocks                                (6)               (35)
            Funds withheld                                                       (5)              (121)
            Other, net                                                           --                 --
                                                                    ---------------    ---------------
              Total deferred tax liabilities                                   (791)              (932)
                                                                    ---------------    ---------------
                 Total deferred tax assets, net                     $           373    $            59
                                                                    ===============    ===============

TAX ATTRIBUTES

At December 31, 2015, the Company did not record any valuation allowance. The Company has recorded a valuation allowance of $2 million against tax benefits from foreign tax credit carryforwards for the tax year ended December 31, 2014, as it is the Company's opinion that it is more likely than not that these deferred tax assets will not be fully realized. In management's judgment, the remaining gross deferred tax asset will more likely than not be realized through reductions of future taxes, except as otherwise noted. This conclusion is based primarily on a review of expected taxable income and considers all available evidence, both positive and negative.

At December 31, 2015, the Company has foreign tax credit carryforwards of $2 million that expired, at which time the corresponding valuation allowance was also released. In addition at December 31, 2015 the Company has net operating loss carryforwards of $77 million that begin to expire in 2017 and no capital loss carryforwards. The net operating loss carryforwards were generated prior to 2006 and are subject to Internal Revenue Code Section 382 annual limitations of $14 million.

UNRECOGNIZED TAX BENEFITS

The Company recognizes tax positions in the consolidated financial statements only when it is more likely than not that the position will be sustained on examination by the relevant taxing authority based on the technical merits of the position. A position that meets this standard is measured at the largest amount of benefit that will more likely than not be realized on settlement. A liability is established for differences between the position taken in a tax return and amounts recognized in the consolidated financial statements. The Company believes that its income tax filing positions and deductions will be sustained on audit and does not anticipate any adjustments that will impact the Company's financial condition, results of operations or cash flows. As of December 31, 2015 and 2014, the Company did not record a liability related to accounting for uncertainty in income taxes.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED) NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

STATUS OF OPEN TAX YEARS

Subsidiaries of the Company's federal income tax returns are routinely audited by the Internal Revenue Service ("IRS"), and when appropriate, provisions are made in the consolidated financial statements in anticipation of the results of these audits. All years subsequent to and including 2011 remain open to examination by the IRS. Currently one of the Company's subsidiaries is being audited by the IRS, to date there have been no material issues identified in the audit.

11. DIVIDEND RESTRICTIONS AND STATUTORY INFORMATION

Several of the Company's subsidiaries are regulated insurance companies and subject to laws governing the payment of dividends to shareholders. These laws could impact the dividend paying ability of the Company's regulated subsidiaries.

Statutory information for the Company is as follows:

         AS OF DECEMBER 31,                                     UNAUDITED           AUDITED
         (IN MILLIONS EXCEPT RISK-BASED CAPITAL RATIO)            2015               2014
         --------------------------------------------------  ---------------    ---------------
         Capital and surplus                                 $         2,170    $         1,646
         Statutory net income                                             59                216
         Dividends permitted without permission                          217                 55
         Company action level risk-based capital ratio                   458%               476%

The Company's U.S. domiciled insurance subsidiaries must meet minimum capital and surplus requirements under a risk-based capital ("RBC") formula. RBC is the standard measurement of an insurance company's required capital on a statutory basis. It is based on a formula calculated by applying factors to various assets, premium and statutory reserve items. The formula is intended to take into account the risk characteristics of the insurer, including asset risk, insurance risk, interest rate risk and business risk. Regulatory action is tied to the amount of a company's surplus deficit under the RBC formula. All of the Company's U.S. insurance subsidiaries individually exceeded company action level RBC for 2015 and 2014.

Certain of the Company's regulated insurance subsidiaries are required to file financial statements with U.S. state regulatory authorities prepared on an accounting basis prescribed or permitted by their domiciliary state. Statutory surplus computed under those methodologies differ from shareholders' equity reported in accordance with U.S. GAAP primarily because fixed maturity securities are required to be carried at cost or amortized cost, policy acquisition costs are expensed when incurred and asset valuation and interest maintenance reserves are required to be held. Life insurance reserves are calculated based upon different assumptions and the recognition of deferred tax assets is based on different recoverability assumptions.

The Company's insurance entities cede certain term and UL insurance statutory reserves to wholly-owned captives on coinsurance and funds withheld ("FwH") coinsurance bases. The reserves are secured by cash, invested assets and financing provided by highly rated third parties. As of December 31, 2015 and 2014, the Company's wholly-owned captives assumed statutory reserves of $4.5 billion and $4.2 billion, respectively, from the Company's insurance entities. In the states of Vermont and Iowa, the affiliated reinsurers had permitted and prescribed practices allowing for the admissibility of certain assets backing these reserves. As of December 31, 2015 and 2014, assets admitted under these practices totaled $1.6 billion and $1.5 billion, respectively.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED) NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

12. VALUE OF BUSINESS ACQUIRED, DEFERRED ACQUISITION COSTS, UNEARNED REVENUE RESERVES AND UNEARNED FRONT-END LOADS

The following reflects the changes to the VOBA asset:

         FOR THE YEARS ENDED DECEMBER 31,                                                                  2014
         (IN MILLIONS)                                                                   2015           AS REVISED
         -------------------------------------------------------------------------  ---------------   ---------------
         Balance, at beginning of year                                              $           782   $           538
            Acquisition/Reinsurance                                                               4               473
            Amortized to expense during the year (1)                                            (57)              (94)
            Adjustment for unrealized investment gains (losses) during the year                 193              (135)
                                                                                    ---------------   ---------------
         Balance, at end of year                                                    $           922   $           782
                                                                                    ===============   ===============

--------
        (1) These amounts are shown within amortization of policy acquisition costs in the accompanying Consolidated Statements of Operations.

Estimated future amortization of VOBA as of December 31, 2015 is as follows:

                                                                     AMOUNTS
                 YEARS                                            (IN MILLIONS)
                 ----------------------------------------------  ---------------
                 2016                                            $            64
                 2017                                                         60
                 2018                                                         55
                 2019                                                         59
                 2020                                                         52
                 2021 and thereafter                                         632
                                                                 ---------------
                    Total                                        $           922
                                                                 ===============

The following reflects the changes to the DAC asset:

         FOR THE YEARS ENDED DECEMBER 31,                                                                  2014
         (IN MILLIONS)                                                                   2015           AS REVISED
         -------------------------------------------------------------------------  ---------------   ---------------
         Balance, at beginning of year                                              $           517   $           280
            Acquisition/Reinsurance                                                              25                --
            Deferral                                                                            452               356
            Amortized to expense during the year (1)                                            (64)              (80)
            Adjustment for unrealized investment losses during the year                         108               (39)
                                                                                    ---------------   ---------------
         Balance, at end of year                                                    $         1,038   $           517
                                                                                    ===============   ===============

--------
        (1) These amounts are shown within amortization of policy acquisition costs in the accompanying Consolidated Statements of Operations.

The following reflects the changes to the URR and UFEL:

         FOR THE YEARS ENDED DECEMBER 31,
         (IN MILLIONS)                                                                   2015              2014
         -------------------------------------------------------------------------  ---------------   ---------------
         Balance, at beginning of year                                              $             7   $             4
            Deferral                                                                            122               114
            Amortized to income during the year (1)                                             (56)              (55)
            Adjustment for unrealized investment gains (losses) during the year                 111               (56)
                                                                                    ---------------   ---------------
         Balance, at end of year                                                    $           184   $             7
                                                                                    ===============   ===============

--------
       (1) These amounts are shown within universal life and investment-type product policy fees in the accompanying Consolidated Statements of Operations.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED) NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

13.  REINSURANCE

The Company seeks to diversify risk and limit its overall financial exposure through reinsurance. In addition, consistent with the overall business strategy, the Company assumes certain policy risks written by other insurance companies on a coinsurance, modco, FwH coinsurance, and yearly renewable term basis. Under a coinsurance agreement, depending upon the terms of the contract, the reinsurer may share in the risk of loss due to mortality or morbidity, lapses and the investment risk, if any, inherent in the underlying policy. Modco and FwH coinsurance differ from coinsurance in that the assets supporting the reserves are retained by the ceding company while the related investment risk is transferred to the reinsurer.

Effective January 1, 2015, the Company assumed, through a coinsurance agreement, certain FA and payout contracts. Under this agreement, the Company recorded a deposit liability of $723 million. Concurrent with this agreement, the Company retroceded a portion of this business to Commonwealth Annuity and Life Reinsurance Company ("CwA Re"), a Bermuda domiciled company and a wholly-owned indirect subsidiary of GAFG, on a FwH coinsurance basis.

Effective April 1, 2015, the Company entered into a monthly renewable term agreement to cede risks associated with certain UL policies issued by Accordia and FAFLIC.

Effective April 1, 2015, the Company assumed, on a coinsurance and modco basis, certain UL and VUL policies. Under this agreement, the Company recorded a deposit liability of approximately $631 million. Concurrent with this agreement, the Company retroceded this business to CwA Re.

Effective July 31, 2015, the Company amended two treaties it held with Athene Life Insurance Company of New York ("Athene"), which resulted in the restructuring of reinsurance on certain UL, IUL and term life policies from FwH coinsurance to coinsurance. As a result of the amendments, $892 million of assets were transferred to the Company. Prior to the amendment, the Company valued the FwH coinsurance treaties under the fair value basis; subsequent to the amendment, the Company valued the treaties in accordance with traditional U.S. GAAP accounting for long-duration policies. The difference in the value of the liabilities under the FwH coinsurance treaties and the liabilities under the coinsurance treaty of $245 million was included in the cost of reinsurance as an intangible value that will be amortized based on either death benefits in force or the run off of the base policy reserves, depending on the type of product. The intangible value amortization is included in policy benefits, claims and losses and loss adjustment expenses in the Consolidated Statements of Operations.

In accordance with the Athene reinsurance agreements, the Company has initiated assumption reinsurance on eligible policies, beginning in August, 2015. As a result of the assumption reinsurance, the affected policies are reported as direct business, rather than assumed business. Eligible policies will continue to novated in the future. As these novations occur, the affected policies will be reported as direct business.

Effective October 1, 2015, the Company assumed, on a 50% quota share basis, certain deferred annuity contracts, through a coinsurance agreement. Under this agreement, the Company recorded a deposit liability of $733 million. Concurrent with this agreement, the Company retroceded a portion of this business to CwA Re.

Effective December 31, 2015, the Company entered into an internal reinsurance transaction with its subsidiary, whereby all of the VA business written by FLIC was ceded to the Company, with certain contracts retroceded to CwA Re, on a FwH coinsurance, coinsurance, and modco basis. As a result of these transactions, the Company recorded a reinsurance recoverable of $169 million and a FwH payable of $114 million.

Effective December 1, 2015, the Company ceded substantially all the policies in the FAFLIC and the ILICO Closed Blocks, through two coinsurance agreements. As a result of these agreements, the Company transferred $1 billion of trading fixed maturity securities, and recorded a reinsurance recoverable of $1.4 billion which is included in other assets in the Balance Sheets. The Company elected the fair value option for the treaties. See Note 9 for additional information.

Effective April 1, 2014, the Company assumed, through a FwH coinsurance agreement, certain qualified FA contracts. Due to the nature of the underlying product, the Company reports this transaction following deposit accounting. A deposit liability of approximately $912 million was established.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED) NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

Effective July 1, 2014, the Company entered into multiple yearly renewable term reinsurance agreements to cede what was previously being ceded externally by Athene. There was no change in reinsurance risk to the Company; the contracts were novated from Athene to the Company. In addition, new yearly renewable term treaties were executed to reinsure policies issued since January 1, 2013 which were either reinsured by the Company from Athene or issued by Accordia effective May 1, 2014 as the Company began selling direct business.

Effective November 1, 2014, the Company entered into an amendment of a yearly renewable term reinsurance agreement. Under this agreement, the Company received consideration of $99 million from the reinsurers in exchange for increased reinsurance premium rates through December 31, 2022.

The Company maintains a number of other reinsurance treaties whereby the Company assumes on a coinsurance basis and modco basis life, FA, VA, UL and VUL insurance policies. The Company also maintains other reinsurance treaties including the cession of certain UL policies, certain individual disability income policies and discontinued accident and health insurance.

The effects of reinsurance on the Consolidated Balance Sheets were as follows:

             AS OF DECEMBER 31,                                                       2014
             (IN MILLIONS)                                        2015             AS REVISED
             ----------------------------------------------  ----------------   -----------------
             Policyholder liabilities:
                Direct                                       $         24,574   $          14,272
                Assumed -- non-affiliated                              12,249              15,412
                                                             ----------------   -----------------
                  Total policyholder liabilities                       36,823              29,684
                                                             ----------------   -----------------
                Ceded -- affiliated                                    (6,484)             (5,368)
                Ceded -- non-affiliated (1)                            (1,875)               (869)
                                                             ----------------   -----------------
                  Total ceded policyholder liabilities                 (8,359)             (6,237)
                                                             ----------------   -----------------
             Net policyholder liabilities                    $         28,464   $          23,447
                                                             ================   =================

--------
            (1) Reported within reinsurance recoverable within the Consolidated
                Balance Sheets.

The Company determines the appropriate amount of reinsurance based on evaluation of the risks accepted and on market conditions (including the availability and pricing of reinsurance). The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk. Based on its review of its reinsurers' financial statements and reputations in the reinsurance marketplace, the Company held no allowance for bad debts at December 31, 2015 or 2014.

As of December 31, 2015 and 2014, the Company had $1.5 billion and $2.7 billion of reinsurance receivables, respectively, with two counterparties related to modco and FwH contracts. The assets supporting these receivables were held in trusts and not part of the respective counterparty's general accounts.

The effects of reinsurance on the Consolidated Statements of Operations were as follows:

     FOR THE YEARS ENDED DECEMBER 31,                                           2014
     (IN MILLIONS)                                          2015             AS REVISED            2013
     ------------------------------------------------  ----------------   -----------------   ---------------
     Premiums:
        Direct                                         $            104   $              94   $            20
        Assumed -- non-affiliated                                   134                 131                43
        Ceded -- non-affiliated                                  (1,510)                (83)               (1)
                                                       ----------------   -----------------   ---------------
     Net premiums                                      $         (1,272)  $             142   $            62
                                                       ================   =================   ===============


COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED) NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31,                                                                  2014
(IN MILLIONS)                                                                  2015            AS REVISED           2013
------------------------------------------------------------------------  ----------------   ----------------  ----------------
Universal life and investment-type product policy fees:
   Direct                                                                 $            526   $            278  $            135
   Assumed -- non-affiliated                                                           635                686               300
   Ceded -- affiliated                                                                (153)                --               (86)
                                                                          ----------------   ----------------  ----------------
Net universal life and investment product policy fees                     $          1,008   $            964  $            349
                                                                          ================   ================  ================

FOR THE YEARS ENDED DECEMBER 31,                                                                  2014
(IN MILLIONS)                                                                  2015            AS REVISED           2013
------------------------------------------------------------------------  ----------------   ----------------  ----------------
Policy benefits, claims and losses and loss adjustment expenses:
   Direct                                                                 $          1,218   $            697  $            130
   Assumed -- non-affiliated                                                           311              1,876               570
   Ceded -- non-affiliated                                                          (1,282)              (604)               11
   Ceded -- affiliated                                                                (311)                --                (6)
                                                                          ----------------   ----------------  ----------------
Net policy benefits, claims and losses and loss adjustment expenses       $            (64)  $          1,969  $            705
                                                                          ================   ================  ================

14.  COMPOSITION OF OTHER ASSETS, LIABILITIES, INCOME AND EXPENSES

Other assets consist of the following:

         AS OF DECEMBER 31,                                                  2014
         (IN MILLIONS)                                     2015           AS REVISED
         -------------------------------------------  ---------------   ---------------
         Railcars                                     $            63   $            72
         DSI and intangible assets                                 59                36
         Accounts receivable                                       40                18
         Miscellaneous assets                                      68                27
                                                      ---------------   ---------------
            Total other assets                        $           230   $           153
                                                      ===============   ===============

The amortization expense of definite life intangible assets was $4 million for both years ended December 31, 2015 and 2014. The indefinite life intangible assets are not subject to amortization. The definite life intangible assets are amortized over a period of 1 to 13 years.

Accrued expenses and other liabilities consist of the following:

     AS OF DECEMBER 31,                                                                   2014
     (IN MILLIONS)                                                      2015           AS REVISED
     -----------------------------------------------------------  ----------------   ---------------
     Investment in process                                        $             83   $            37
     Accrued employee related expenses                                          72                75
     Accrued expenses                                                           42                36
     Accounts payable                                                           14                13
     Other tax related liabilities                                               8                11
     Income taxes payable                                                       --                22
     Miscellaneous accrued expenses and other liabilities                      153               120
                                                                  ----------------   ---------------
        Total accrued expenses and other liabilities              $            372   $           314
                                                                  ================   ===============

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED) NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

Other income consists of the following:

     FOR THE YEARS ENDED DECEMBER 31,
     (IN MILLIONS)                                                         2015               2014              2013
     ---------------------------------------------------------------  ---------------  ----------------  ---------------
     Lease and other income from railcars                             $            17  $             17  $             8
     Administrative, marketing and distribution fees                               15                 7                1
     Miscellaneous income                                                          10                19               20
                                                                      ---------------  ----------------  ---------------
        Total other income                                            $            42  $             43  $            29
                                                                      ===============  ================  ===============

Other operating expenses consist of the following:

     FOR THE YEARS ENDED DECEMBER 31,                                                        2014
     (IN MILLIONS)                                                         2015           AS REVISED          2013
     ---------------------------------------------------------------  ---------------  ----------------  ---------------
     Taxes, licenses and fees                                         $            27  $             34  $            11
     Commissions                                                                   21                (1)             (77)
     Administrative and professional services                                      93                86               59
     Employee related expenses                                                    124               112                4
     Miscellaneous operating expenses                                             161               191               72
                                                                      ---------------  ----------------  ---------------
          Total other operating expenses                              $           426  $            422  $            69
                                                                      ===============  ================  ===============

15.  COMMITMENTS AND CONTINGENCIES

COMMITMENTS

The Company has operational servicing agreements with third party administrators for policy administration over certain FA, traditional life, UL, IUL, VA and VUL policies. Additionally, the Company is party to a third party professional services agreement regarding the management of aspects of its reinsurance portfolio.

As of December 31, 2015, purchase commitments under agreements with third party administrators and other service providers and lease commitments were as follows:

                                                             AMOUNTS
                 YEARS                                    (IN MILLIONS)
                 --------------------------------------  ---------------
                 2016                                    $            28
                 2017                                                 28
                 2018                                                 28
                 2019                                                 23
                 2020                                                 21
                 2021 and thereafter                                  19
                                                         ---------------
                    Total                                $           147
                                                         ===============

CONTINGENCIES

REGULATORY AND INDUSTRY DEVELOPMENTS

Unfavorable economic conditions may contribute to an increase in the number of insurance companies that are under regulatory supervision. This may result in an increase in mandatory assessments by state guaranty funds, or voluntary payments by solvent insurance companies to cover losses to policyholders of insolvent or rehabilitated companies. Mandatory assessments, which are subject to statutory limits, can be partially recovered through a reduction in future premium taxes in some states.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED) NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

In connection with the separation of the Company from GAFG's former parent, Goldman Sachs Group, Inc. (together with its subsidiaries and affiliates, "GS"), GAFG provided certain written assurances (the 2013 Keepwell Agreement) to the Commissioner.

GAFG agreed to make capital contributions to the Company, subject to a maximum of $250 million, if necessary to ensure that the Company maintains a RBC ratio of at least 100% of the Company Action Level. Such assurances have been provided solely to the Commissioner by GAFG and terminate in 2018 or at such time as GS owns less than 10% of the voting securities of GAFG.

See Note 2 for additional information on the proposed Department of Labor rule.

GUARANTEES

In connection with a 4-year $588 million Revolving Credit Facility ("Revolver") entered into by FinCo and certain other subsidiaries of FinCo as borrowers, the Company and its parents, Global Atlantic Financial Life Limited ("GAFLL") and FinCo, agreed to jointly and severally guarantee payment and performance of each borrower's obligation under the Revolver when due if not promptly paid by the applicable borrower, for the benefit of the lenders. The guarantee is released when all commitments and obligations under the Revolver have been paid in full, or when the Revolver expires or is terminated. See Note 3 for additional information.

In connection with a 2-year $95 million revolving credit facility ("RCF") entered into by FinCo and certain other subsidiaries of GAFG, the Company agreed to jointly and severally guarantee payment and performance of each borrower's obligation under the RCF when due if not promptly paid by the applicable borrower, for the benefit of the lenders. The guarantee is released when all commitments and obligations under the RCF have been paid in full, or when the RCF expires or is terminated. In March 2015, the RCF was terminated and all guarantees released. See Note 3 for additional information.

In connection with a 2-year $300 million Term Loan entered into by FFG as a borrower and certain other subsidiaries of GAFG as guarantors, FFG and its parents GAFLL and FinCo agreed to jointly and severally guarantee payment and performance of the borrower's obligations under the Term Loan when due, if not promptly paid by the borrower, for the benefit of the lenders. The guarantee is released when all obligations under the Term Loan have been paid in full, or when the Term Loan expires or is terminated. In March 2015, the Term Loan was terminated and all guarantees released. See Notes 3 and 17 for additional information.

LITIGATION

The Company is involved from time to time in judicial, regulatory and arbitration proceedings concerning matters arising in connection with the conduct of its business. Management believes, based on currently available information, that the results of such proceedings, in the aggregate, will not have a material adverse effect on the Company's financial condition. Given the inherent difficulty of predicting the outcome of the Company's litigation and regulatory matters, particularly in cases or proceedings in which substantial or indeterminate damages or fines are sought, the Company cannot estimate losses or ranges of losses for cases or proceedings where there is only a reasonable possibility that a loss may be incurred. However, the Company believes that at the present time there are no pending or threatening lawsuits that are reasonably likely to have a material adverse effect on the consolidated financial position or results of operations.

INDEMNIFICATION AGREEMENTS

In conjunction with the Accordia acquisition, the Company has agreed to indemnify Athene for certain third party claims and the Company is maintaining a litigation accrual for the claims. The litigation accrual related to these claims was $3 million and $9 million as of December 31, 2015 and 2014, respectively.

FINANCING ARRANGEMENTS

The Company has financing arrangements with unaffiliated third parties to support the reserves of its affiliated captive reinsurers. Total fees expensed associated with these credit facilities were $14 million, $13 million, and $4 million for the years ended December 31, 2015, 2014, and 2013 respectively, and are included in other operating expenses in the Consolidated Statement of Operations. As of December 31, 2015 and 2014, the total capacity of the financing arrangements with third parties was $1.6 billion and $1.5 billion, respectively.

There were no outstanding balances from the financing arrangements with unaffiliated third parties as of December 31, 2015 or 2014.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED) NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

16. RELATED PARTY TRANSACTIONS

The Company has investment management service agreements with Goldman Sachs Asset Management, L.P. ("GSAM"), a related party of GS. GSAM provides investment management services across the Company. The Company recorded expenses for these agreements of $19 million and $22 million for the years ended December 31, 2015 and 2014, respectively, and had $5 million and $11 million payable at December 31, 2015 and 2014, respectively. During the year ended December 31, 2013, the Company had administration, shared services, management services, and investment management services agreements with related parties under GS. The Company recorded expenses for these agreements of $15 million for the year ended Decemeber 31, 2013.

During the years ended December 31, 2015 and 2014, the Company had agreements with certain affiliates under GAFG. These affiliates agreed to provide personnel, management services, administrative support, the use of facilities, and such other services as the parties may agree from time to time. The Company recorded expenses of $189 million, $153 million, and $41 million for the years ended December 31, 2015, 2014, and 2013, respectively, and had $21 million and $9 million payable at December 31, 2015 and 2014, respectively.

The Company has a service agreement with GAFLL, a Bermuda domiciled company and a wholly-owned direct subsidiary of GAFG, which can be terminated by either party upon applicable notice. Under the agreement, the Company recorded expenses of $2 million, $2 million, and $1 million for the years ended December 31, 2015, 2014, and 2013, respectively, related to certain employee compensation plans, including incentive interests and stock appreciation rights.

During the years ended December 31, 2015 and 2014, the Company had agreements with CwA Re, under which CwA Re agreed to pay the Company certain fees for administration of ceded blocks of VA, FA, UL and individual life business. The Company received fee income from CwA Re of $21 million, $20 million, and $16 million for the years ended December 31, 2015, 2014, and 2013, respectively, and had $6 million and $5 million receivable at December 31, 2015 and 2014, respectively.

During the years ended December 31, 2015 and 2014, the Company received certain distribution and administration fees from affiliates under GS. The Company recorded income from these agreements of $4 million, $4 million, and $5 million for the years ended December 31, 2015, 2014, and 2013, respectively, and had $1 million receivable at December 31, 2015 and 2014.

The Company has entered into several derivative transactions with affiliates, which resulted in expenses of $9 million, income of $53 million, and income of $41 million for the years ended December 31, 2015, 2014, and 2013, respectively. The Company had affiliated derivatives receivables of $84 million and payables of $220 million for the years ended December 31, 2015 and 2014, respectively.

The Company has entered into transactions with affiliates to purchase fixed maturity securities totaling $36 million for the years ended December 31, 2014. These transactions were recorded at fair value. There were no outstanding receivables at December 31, 2015 or 2014 related to these transactions.

17. NOTES PAYABLE AND ACCRUED INTEREST

Notes payable and accrued interest was comprised of the following:

             AS OF DECEMBER 31,
             (IN MILLIONS)                                                     2015               2014
             -----------------------------------------------------------  ---------------  ----------------
             Surplus note -- affiliated                                   $          255   $            300
             Accrued interest                                                           3                 2
                                                                          ---------------  ----------------
                Total notes payable and accrued interest - affiliate      $           258  $            302
                                                                          ===============  ================

SURPLUS NOTE - AFFILIATED

On January 2, 2014, CwA issued a $300 million aggregate principal balance amount of surplus note (the "Surplus Note") to its direct parent, FinCo, of which $255 million remains outstanding following a contractual amortization of principal payment that occurred in January 2015. On May 11, 2015 the Surplus Note interest was amended with the following terms: (i) a final maturity date of March 4, 2019; (ii) an interest rate of 4.75%, paid semi-annually. All payments of principal and interest may be made only subject to the prior approval of the Commissioner.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED) NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

The Surplus Note is subordinated in right of payment to the prior payment in full of all senior indebtedness, policy claims and prior claims of CwA, as those terms are used in Sections 180A through 180L1/2 of Chapter 175 of the Massachusetts General Laws and any successor provision.

The Company recognized $11 million and $10 million of interest expense on notes payable for the years ended December 31, 2015 and December 31, 2014, respectively. A single principal payment of $255 million is due in 2019.

18. EMPLOYEE BENEFIT PLANS

The Company, through its Accordia and FAFLIC insurance subsidiaries, has non-qualified defined benefit pension plans for certain agents. The measurement date for all defined benefit plans is December 31. The Company also has, through Accordia and FAFLIC, non-qualified supplemental defined pension plans to provide retirement benefits to certain agents. The net periodic benefit costs at December 31, 2015 and 2014 were $1 million.

Weighted average assumptions used to determine net periodic benefit costs as of December 31, 2015 and 2014 are as follows:

     AS OF DECEMBER 31,                                                2015               2014
     ----------------------------------------------------------  ----------------   ---------------
     Weighted -- average discount rate                                      3.86%             4.70%
     Expected long-term rate of return on plan assets              Not applicable    Not applicable
     Rate of compensation increase                                         10.00%            10.00%

The Company employs a building block approach in determining the expected long-term rate of return of plan assets. Historical markets are studied and long-term historical relationships between equities and fixed-income are preserved consistent with the widely accepted capital market principle that assets with higher volatility generate a greater return over the long run. Current market factors such as inflation and interest rates are evaluated before long-term market assumptions are determined. The long-term portfolio return is established utilizing a building block approach with proper consideration of diversification and rebalancing. Peer data and historical returns are reviewed to check for reasonability and appropriateness.

Additional year-end information for plans with accumulated benefit obligations in excess of plan assets at December 31, 2015 and 2014 are as follows:

         AS OF DECEMBER 31,
         (IN MILLIONS)                                         2015               2014
         -----------------------------------------------  ---------------    ---------------
         Projected benefit obligation                     $            10    $            10
         Accumulated benefit obligation                   $             9    $             9

Changes in the projected benefit obligation and plan assets at December 31, 2015 and 2014 are as follows:

         FOR THE YEARS ENDED DECEMBER 31,
         (IN MILLIONS)                                                     2015             2014
         -----------------------------------------------------------  ---------------   ---------------
         Benefit obligation, at beginning of year                     $            10   $            --
            Benefit obligation at date of transfer, May 1, 2014                    --                10
            Liability actuarial loss                                               (1)                1
            Benefits paid                                                          --                (1)
                                                                      ---------------   ---------------
         Benefit obligation, at end of year                           $             9   $            10
                                                                      ===============   ===============

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED) NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

     FOR THE YEARS ENDED DECEMBER 31,
     (IN MILLIONS)                                                      2015              2014
     -----------------------------------------------------------  ----------------   ---------------
     Fair value of plan assets, at beginning of year              $             --   $            --
        Reporting entity contributions                                          --                 1
        Benefits paid                                                           --                (1)
                                                                  ----------------   ---------------
     Fair value of plan assets, at end of year                    $             --   $            --
                                                                  ================   ===============

     Unfunded status, at end of year                              $             (9)  $           (10)

The underfunded status amounts shown above have been recognized in the Company's consolidated financial statements and are included in other invested assets and accrued expenses and other liabilities.

     AS OF DECEMBER 31,
     (IN MILLIONS)                                                        2015              2014
     -------------------------------------------------------------  ----------------   ---------------
     Net asset and benefit obligation (gains) losses                $             (1)  $             1
                                                                    ----------------   ---------------
     Net amount recognized                                          $             (1)  $             1
                                                                    ================   ===============

Weighted average assumptions used to determine projected benefit obligations as of December 31, 2015 and 2014 are as follows:

     AS OF DECEMBER 31,                              2015                    2014
     -------------------------------------- ----------------------   ---------------------
     Weighted -- average discount rate                4.15%                  3.86%
     Rate of compensation increase                   10.00%                 10.00%
     Measurement date                          December 31, 2015       December 31, 2014

No plan assets are expected to be returned to the Company during the next 12 month period.

The Company does not have any regulatory contribution requirements as of December 31, 2015.

As of December 31, 2015, the Company's estimated pension benefits to be paid out total $4 million. The majority of these benefits are projected to be paid in 2021 and thereafter.

Effective May 1, 2014, the Company assumed, and received assets for, the sponsorship of a non-qualified defined contribution pension plan covering career distribution system agents for Athene. The liability for these pension plans was $33 million and $38 million at December 31, 2015 and 2014, respectively. Expenses of $1 million and $3 million have been recognized in association with this plan through December 31, 2015 and 2014, respectively.

Effective May 1, 2014, the Company assumed, and received assets for, obligations arising from non-qualified defined contribution plans for agents that are now in payout status. The periodic payments to agents are fixed in amount and the payment terms are either term certain or life contingent. The Company recognized a liability of $21 million and $24 million at December 31, 2015 and 2014, respectively, for these obligations. Expenses of $2 million and $8 million have been recognized in association with this plan through December 31, 2015 and 2014, respectively.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED) NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

19. ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

Information regarding amounts reclassified out of each component of accumulated other comprehensive income (loss) was as follows:

                                                                                                      FOR THE YEARS ENDED
COMPONENTS OF                                         CONSOLIDATED STATEMENTS OF OPERATIONS               DECEMBER 31,
ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)            AND CONSOLIDATED STATEMENTS OF           ----------------------------
(IN MILLIONS)                                         COMPREHENSIVE INCOME (LOSS) LOCATION            2015            2014
------------------------------------------------  ----------------------------------------------  ------------   -------------
Net unrealized investment gains on AFS fixed
   maturity securities and other investments:
   Net unrealized investment gains                Total net realized investment gains             $         76    $        170
                                                                                                  ------------    ------------
     Net unrealized investment gains, before                                                                76             170
       income tax
     Income tax (expense) benefit                                                                          (27)            (60)
                                                                                                  ------------    ------------
     Net unrealized investment gains, net of
       income tax                                                                                           49             110
                                                                                                  ------------    ------------

Total reclassifications, net of income tax                                                        $         49    $        110
                                                                                                  ============    ============

20.  SUBSEQUENT EVENTS

The Company evaluated all events and transactions through April 15, 2016, the date the accompanying consolidated financial statements were issued, that would merit recognition or disclosures in the consolidated financial statements and determined there were none, except for the following:

In March 2016, the Board of Directors of GAFG voted to proceed with a reorganization of certain subsidiaries in the second quarter of 2016. Under the reorganization plan, FinCo which is currently a direct subsidiary of GAFLL will become a direct subsidiary of Commonwealth Re Midco Limited, which is also a direct subsidiary of GAFLL. The reorganization will not have a material financial impact upon the consolidated financial position, results of operations, and cash flows of the Company.

21.  REVISIONS TO 2014 AND 2013 AUDITED FINANCIAL STATEMENTS

The Company has revised the 2014 consolidated financial statements included herein as a result of immaterial errors. These revisions decreased the Company's previously reported 2014 net income of $204 million by $5 million and decreased the Company's previously reported shareholders' equity of $1,883 million by $8 million. In addition, the Company revised the 2013 consolidated financial statements included herein as a result of immaterial errors. These revisions increased the Company's previously reported 2013 net income of $40 million by $2 million. Management assessed the materiality of these revisions on the prior period consolidated financial statements and concluded these revisions were not material to the 2014 and 2013 consolidated financial statements as a whole. However, management concluded that revisions to the 2014 and 2013 consolidated financial statements were necessary to ensure consistency and comparability with balances and activity reported in 2015.

The Company has classified the corrections of errors into the following major categories:

     -   Actuarial
     -   Investments
     -   Reinsurance accounting
     -   Policyholder liabilities
     -   Cash flows
     -   Other

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED) NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

The actuarial corrections of errors primarily related to model changes, data input corrections and shadow adjustments. The investment corrections of errors were driven by adjustments to asset valuation and income recognition. The reinsurance accounting corrections of errors were caused by adjustments to third party settlement statements. Investment and deposit type contracts previously included in future policy benefits were corrected to contractholder deposit funds and other policyholder liabilities. The Consolidated Statements of Cash Flows was revised to correct for certain contractholder deposit withdrawals and deposits previously classified in operating cash flows, which should have been classified as financing activities. Additionally, reinsurance cash flows previously classified in investing activities which should have been presented in operating activities or financing activities, commensurate with the classification of the underlying contracts as insurance contracts or deposit type contracts, have been revised. The remaining corrections of errors related to an accounts payable over accrual, reconciliation differences and an adjustment for capital contributions.

2014

CONSOLIDATED BALANCE SHEET                                                 AS PREVIOUSLY
(IN MILLIONS)                                                                REPORTED          CORRECTIONS       AS REVISED
------------------------------------------------------------------------  ---------------    ---------------  ----------------
ASSETS
Available-for-sale fixed maturity securities at fair value                $        22,342    $             2   $        22,344
Other invested assets                                                                 466                 (4)              462
                                                                          ---------------    ---------------   ---------------
   Total investments                                                               26,309                 (2)           26,307
                                                                          ---------------    ---------------   ---------------
Cash and cash equivalents                                                           1,014                  6             1,020
Reinsurance recoverable                                                             8,929                  4             8,933
Value of business acquired                                                            783                 (1)              782
Deferred policy acquisition costs                                                     518                 (1)              517
Deferred income taxes                                                                  62                 (3)               59
Other assets                                                                          155                 (2)              153
                                                                          ---------------    ---------------   ---------------
   TOTAL ASSETS                                                           $        43,316    $             1   $        43,317
                                                                          ===============    ===============   ===============

LIABILITIES
Future policy benefits                                                    $        25,597    $       (23,357)  $         2,240
Contractholder deposit funds and other policy liabilities                           3,823             23,359            27,182
                                                                          ---------------    ---------------   ---------------
   Total policyholder liabilities                                                  29,682                  2            29,684
Accrued expenses and other liabilities                                                309                  5               314
Reinsurance liabilities                                                             5,357                  2             5,359
                                                                          ---------------    ---------------   ---------------
   TOTAL LIABILITIES                                                               41,433                  9            41,442
                                                                          ---------------    ---------------   ---------------

SHAREHOLDERS' EQUITY AND NON-CONTROLLING INTERESTS
Additional paid-in capital                                                          1,039                 (6)            1,033
Retained earnings                                                                     246                 (3)              243
Non-controlling interests                                                              48                  1                49
                                                                          ---------------    ---------------   ---------------

   TOTAL SHAREHOLDERS' EQUITY                                                       1,883                 (8)            1,875
                                                                          ---------------    ---------------   ---------------
   TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY                             $        43,316    $             1   $        43,317
                                                                          ===============    ===============   ===============

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED) NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

2014 (CONTINUED)


CONSOLIDATED STATEMENT OF OPERATIONS                                       AS PREVIOUSLY
(IN MILLIONS)                                                                REPORTED          CORRECTIONS       AS REVISED
------------------------------------------------------------------------  ---------------    ---------------   ---------------
REVENUES
Premiums                                                                  $           143    $            (1)  $           142
Universal life and investment-type product policy fees                                963                  1               964
Net investment income                                                               1,149                 (1)            1,148
                                                                          ---------------    ---------------   ---------------
   TOTAL REVENUES                                                                   2,451                 (1)            2,450
                                                                          ---------------    ---------------   ----------------

BENEFITS, LOSSES AND EXPENSES
Policy benefits, claims and losses and loss adjustment expenses                     1,972                 (3)            1,969
Amortization of policy acquisition costs                                              167                  7               174
Other operating expenses                                                              425                 (3)              422
                                                                          ---------------    ---------------   ---------------
TOTAL BENEFITS, LOSSES AND EXPENSES                                                 2,153                  1             2,154
                                                                          ---------------    ---------------   ---------------

Income before provision for income taxes and non-controlling interests                298                 (2)              296

Income tax expense                                                                     93                  2                95
                                                                          ---------------    ---------------   ---------------

NET INCOME, INCLUDING NON-CONTROLLING INTERESTS                                       205                 (4)              201
NET INCOME ATTRIBUTED TO NON-CONTROLLING INTERESTS                                      1                  1                 2
                                                                          ---------------    ---------------   ---------------
NET INCOME ATTRIBUTABLE TO THE COMPANY                                    $           204    $            (5)  $           199
                                                                          ===============    ===============   ===============


CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME                             AS PREVIOUSLY
(IN MILLIONS)                                                                REPORTED          CORRECTIONS       AS REVISED
------------------------------------------------------------------------  ---------------    ---------------   ---------------
NET INCOME, INCLUDING NON-CONTROLLING INTERESTS                           $           205    $            (4)  $           201

Other comprehensive income (loss), before tax:
 Unrealized gains (losses) on securities and other invested assets
     for the period                                                                   908                  2               910
 Less: reclassification adjustment for gains included in net income                  (169)                (1)             (170)
                                                                          ---------------    ---------------   ---------------
Unrealized gains (losses) on available-for-sale securities and other
 invested assets                                                                      739                  1               740
 Net effect on value of business acquired and deferred acquisition
     costs                                                                           (195)                (2)             (197)
                                                                          ---------------    ---------------   ---------------
Other comprehensive income (loss), before tax                                         543                 (1)              542
                                                                          ---------------    ---------------   ---------------

Income tax expense related to:
   Net unrealized investment gains (losses)                                          (263)                (1)             (264)
 Net effect on value of business acquired and deferred acquisition
     costs                                                                             70                  1                71
                                                                          ---------------    ---------------   ---------------

Other comprehensive income (loss), net of tax                                         350                 (1)              349
                                                                          ---------------    ---------------   ---------------

Comprehensive income before non-controlling interests                                 555                 (5)              550
                                                                          ---------------    ---------------   ---------------
COMPREHENSIVE INCOME FROM CONTINUING OPERATIONS                           $           549    $            (5)  $           544
                                                                          ===============    ===============   ===============


CONSOLIDATED STATEMENT OF SHAREHOLDERS' EQUITY                             AS PREVIOUSLY
(IN MILLIONS)                                                                REPORTED          CORRECTIONS       AS REVISED
------------------------------------------------------------------------  ---------------    ---------------   ---------------
Retained earnings                                                         $            42    $             2   $            44
                                                                          ---------------    ---------------   ---------------
   TOTAL SHAREHOLDERS' EQUITY AT DECEMBER 31, 2013                                  1,062                  2             1,064

Additional paid-in capital                                                          1,039                 (6)            1,033
Net income                                                                            204                 (5)              199
Retained earnings                                                                     246                 (3)              243
                                                                          ---------------    ---------------   ---------------
   TOTAL SHAREHOLDERS' EQUITY AT DECEMBER 31, 2014                        $         1,883    $            (8)  $         1,875
                                                                          ===============    ===============   ===============

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED) NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

2014 (CONTINUED)

CONSOLIDATED STATEMENT OF CASH FLOWS                                       AS PREVIOUSLY
(IN MILLIONS)                                                                REPORTED          CORRECTIONS       AS REVISED
------------------------------------------------------------------------  ---------------    ---------------   ---------------
NET INCOME, INCLUDING NON-CONTROLLING INTERESTS                           $           205    $            (4)  $           201
Net accretion and amortization                                                       (174)                 3              (171)
Interest credited to policyholder account balances less universal
   life and investment-type product policy fees                                       321               (208)              113
Deferred income tax                                                                    (1)                 1                --
Reinsurance transactions and acquisitions, net of cash provided                        --                 99                99
Change in premiums, notes receivable and reinsurance recoverable, net
   of reinsurance premiums payable                                                   (426)                (2)             (428)
Change in policyholder liabilities and accruals, net                                1,914               (104)            1,810
Other, net                                                                            160                (28)              132
                                                                          ---------------    ---------------   ---------------
     NET CASH PROVIDED BY OPERATING ACTIVITIES                                      1,235               (243)              992
                                                                          ---------------    ---------------   ---------------

Reinsurance transactions, net of cash acquired                                         99                (99)               --
Other investing activities, net                                                      (428)                 6              (422)
                                                                          ---------------    ---------------   ---------------
     NET CASH USED IN INVESTING ACTIVITIES                                         (3,535)               (93)           (3,628)
                                                                          ---------------    ---------------   ---------------

   Deposits from contractholder deposit funds                                       3,425              2,106             5,531
   Withdrawals from contractholder deposit funds                                   (1,309)            (1,772)           (3,081)
   Capital redemption to parent                                                        (8)                 8                --
                                                                          ---------------    ---------------   ---------------
     NET CASH PROVIDED BY FINANCING ACTIVITIES                                      2,330                342             2,672
                                                                          ---------------    ---------------   ---------------

     NET CHANGE IN CASH AND CASH EQUIVALENT                                            30                  6                36

                                                                          ---------------    ---------------   ---------------
     CASH AND CASH EQUIVALENTS, END OF PERIOD                             $         1,014    $             6   $         1,020
                                                                          ===============    ===============   ===============

2013

CONSOLIDATED STATEMENT OF OPERATIONS                                       AS PREVIOUSLY
(IN MILLIONS)                                                                REPORTED          CORRECTIONS       AS REVISED
------------------------------------------------------------------------  ---------------    ---------------   ---------------
BENEFITS, LOSSES AND EXPENSES
Amortization of policy acquisition costs                                  $            86    $            (3)  $            83
                                                                          ---------------    ---------------   ---------------
   TOTAL BENEFITS, LOSSES AND EXPENSES                                                820                 (3)              817
                                                                          ---------------    ---------------   ---------------

Income before provision for income taxes and non-controlling interests                 55                  3                58

Income tax expense                                                                     15                  1                16
                                                                          ---------------    ---------------   ---------------

NET INCOME, ATTRIBUTABLE TO THE COMPANY                                   $            40    $             2   $            42
                                                                          ===============    ===============   ===============

CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME                             AS PREVIOUSLY       CORRECTIONS       AS REVISED
(IN MILLIONS)                                                                REPORTED
------------------------------------------------------------------------  ---------------    ---------------   ---------------
NET INCOME, INCLUDING NON-CONTROLLING INTERESTS                           $            40    $             2   $            42

   Total comprehensive income/( loss)                                                 (76)                 2               (74)
                                                                          ---------------    ---------------   ---------------
TOTAL COMPREHENSIVE LOSS ATTRIBUTABLE TO THE COMPANY                      $           (76)   $             2   $           (74)
                                                                          ===============    ===============   ===============

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF GLOBAL ATLANTIC FINANCIAL GROUP LIMITED) NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

2013 (CONTINUED)

CONSOLIDATED STATEMENT OF SHAREHOLDERS' EQUITY                            AS PREVIOUSLY
(IN MILLIONS)                                                                REPORTED          CORRECTIONS       AS REVISED
------------------------------------------------------------------------  ---------------    ----------------  ---------------
Net income                                                                $            40    $             2   $            42
Retained earnings                                                                      42                  2                44
                                                                          ---------------    ---------------   ---------------
   TOTAL SHAREHOLDERS' EQUITY AT DECEMBER 31, 2013                        $         1,062    $             2   $         1,064
                                                                          ===============    ===============   ===============

CONSOLIDATED STATEMENT OF CASH FLOWS                                       AS PREVIOUSLY
(IN MILLIONS)                                                                REPORTED          CORRECTIONS       AS REVISED
------------------------------------------------------------------------  ---------------    ----------------  ---------------
NET INCOME, INCLUDING NON-CONTROLLING INTERESTS                           $            40    $             2   $            42
Interest credited to policyholder account balances less universal
   life and investment-type product policy fees                                       113                (96)               17
Deferred income tax                                                                  (295)                35              (260)
Change in deferred acquisition costs                                                  (21)                (4)              (25)
Change in premiums, notes receivable and reinsurance recoverable, net
   of reinsurance premiums payable                                                    (84)                (3)              (87)
Change in policyholder liabilities and accruals, net                                  304               (138)              166
Other, net                                                                            315                (34)              281
                                                                          ---------------    ---------------   ---------------
     NET CASH PROVIDED BY OPERATING ACTIVITIES                            $           552    $          (238)  $           314
                                                                          ---------------    ---------------   ---------------

Deposits from contractholder deposit funds                                             --              1,072             1,072
Withdrawals from contractholder deposit funds                                        (794)              (834)           (1,628)
                                                                          ---------------    ---------------   ---------------
     NET CASH PROVIDED BY FINANCING ACTIVITIES                                       (438)               238              (200)
                                                                          ---------------    ---------------   ---------------

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of Commonwealth Annuity and
Life Insurance Company and the Contract Owners of
Commonwealth Annuity Separate Account A of
Commonwealth Annuity and Life Insurance Company:

In our opinion, the accompanying individual statements of assets and liabilities, and the related individual statements of operations and of individual changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the AB VPS Intermediate Bond Portfolio Class B, AB VPS International Value Portfolio Class B, AB VPS Small Cap Growth Portfolio Class B, AB VPS Small/Mid Cap Value Portfolio Class B, Fidelity VIP Contrafund(R) Portfolio Service Class 2, Fidelity VIP Disciplined Small Cap Portfolio Service Class 2, Fidelity VIP Equity-Income Portfolio Service Class 2, Fidelity VIP Freedom 2005 Portfolio Service Class 2, Fidelity VIP Freedom 2010 Portfolio Service Class 2, Fidelity VIP Freedom 2015 Portfolio Service Class 2, Fidelity VIP Freedom 2020 Portfolio Service Class 2, Fidelity VIP Freedom 2025 Portfolio Service Class 2, Fidelity VIP Freedom 2030 Portfolio Service Class 2, Fidelity VIP Freedom 2035 Portfolio Service Class 2, Fidelity VIP Freedom 2040 Portfolio Service Class 2, Fidelity VIP Freedom 2045 Portfolio Service Class 2, Fidelity VIP Freedom 2050 Portfolio Service Class 2, Fidelity VIP Freedom Income Portfolio Service Class 2, Fidelity VIP Growth Opportunities Portfolio Service Class 2, Fidelity VIP Index 500 Portfolio Service Class 2, Fidelity VIP Mid Cap Portfolio Service Class 2, Fidelity VIP Overseas Portfolio Service Class 2, Fidelity VIP Strategic Income Portfolio Service Class 2, FT VIP Franklin Income VIP Fund Class 2, FT VIP Franklin Mutual Global Discovery VIP Fund Class 2, FT VIP Franklin Mutual Shares VIP Fund Class 2, FT VIP Franklin Small Cap Value VIP Fund Class 2, FT VIP Templeton Growth VIP Fund Class 2, Goldman Sachs Balanced Strategy Portfolio Class A, Goldman Sachs Equity Growth Strategy Portfolio Class A, Goldman Sachs Growth and Income Strategy Portfolio Class A, Goldman Sachs Growth Strategy Portfolio Class A, Goldman Sachs International Real Estate Securities Fund Class A, Goldman Sachs Real Estate Securities Fund Class A, Goldman Sachs Technology Opportunities Fund - Class A, Goldman Sachs VIT Core Fixed Income Fund Service Shares, Goldman Sachs VIT Equity Index Fund Service Shares, Goldman Sachs VIT Global Trends Allocation Fund Service Shares, Goldman Sachs VIT Growth Opportunities Fund Service Shares, Goldman Sachs VIT High Quality Floating Rate Fund Service Shares, Goldman Sachs VIT Large Cap Value Fund Service Shares, Goldman Sachs VIT Mid Cap Value Fund Service Shares, Goldman Sachs VIT Money Market Fund Service Shares, Goldman Sachs VIT Small Cap Equity Insights Fund Service Shares, Goldman Sachs VIT Strategic Growth Fund Service Shares, Goldman Sachs VIT Strategic International Equity Fund Service Shares, Goldman Sachs VIT U.S. Equity Insights Fund Service Shares, Invesco V.I. American Franchise Fund Series II Shares, Invesco V.I. Core Equity Fund Series II Shares, Invesco V.I. Global Health Care Fund Series II Shares, Invesco V.I. Mid Cap Core Equity Fund Series II Shares, Janus Aspen Enterprise Portfolio Service Shares, Janus Aspen Forty Portfolio Service Shares, Janus Aspen Perkins Mid Cap Value Portfolio Service Shares, MFS(R) New Discovery Series Service Class, MFS(R) Utilities Series Service Class, Oppenheimer Conservative Balanced Fund/VA Service Shares, Oppenheimer Global Fund/VA Service Shares, Oppenheimer Global Strategic Income Fund/VA Service Shares, Oppenheimer Main Street Small Cap Fund(R)/VA Service Shares, Pioneer Disciplined Value VCT Portfolio Class II, Pioneer Emerging Markets VCT Portfolio Class II, Pioneer Mid Cap Value VCT Portfolio Class II, and Pioneer Select Mid Cap Growth VCT Portfolio Class I (the "Sub-Accounts of the Separate Account") constituting Commonwealth Annuity Separate Account A of Commonwealth Annuity and Life Insurance Company (the "Separate Account") at December 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2015 by correspondence with the fund managers to the underlying funds, provide a reasonable basis for our opinion.


/s/ PricewaterhouseCoopers LLP

Boston, Massachusetts
March 31, 2016

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2015

                                                                           AB VPS               AB VPS            AB VPS SMALL
                                                                        INTERMEDIATE        INTERNATIONAL          CAP GROWTH
                                                                       BOND PORTFOLIO      VALUE PORTFOLIO         PORTFOLIO
                                                                        CLASS B (a)          CLASS B (a)          CLASS B (a)
                                                                     ------------------   ------------------   ------------------
ASSETS:
Investments in shares of the Underlying Funds, at fair value         $          863,631   $          203,237   $          471,084
                                                                     ------------------   ------------------   ------------------
  Total assets                                                                  863,631              203,237              471,084

LIABILITIES:                                                                         --                   --                   --
                                                                     ------------------   ------------------   ------------------
  Net assets                                                         $          863,631   $          203,237   $          471,084
                                                                     ==================   ==================   ==================

NET ASSETS BY CATEGORY:
  Accumulation reserves                                                         863,631              203,237              471,084
  Payout reserves                                                                    --                   --                   --
                                                                     ------------------   ------------------   ------------------
                                                                     $          863,631   $          203,237   $          471,084
                                                                     ==================   ==================   ==================

Investments in shares of the Underlying Funds, at cost               $          924,519   $          208,445   $          519,825
Underlying Fund shares held                                                      82,016               15,156               28,901

Units outstanding and unit fair values by distribution category:
Commonwealth Annuity Advantage IV:
  Units outstanding, December 31, 2015                                          239,731               71,624               95,324
  Unit fair value, December 31, 2015                                 $         1.344576   $         0.633642   $         1.627410

Commonwealth Annuity Advantage IV (with Optional Step-Up Death
  Benefit Charge Rider):
  Units outstanding, December 31, 2015                                               --                   --                   --
  Unit fair value, December 31, 2015                                 $         1.322051   $         0.622998   $         1.600160

Commonwealth Annuity Advantage IV (with Optional No Withdrawal
  Charge Rider):
  Units outstanding, December 31, 2015                                           38,843                   95               22,233
  Unit fair value, December 31, 2015                                 $         1.305350   $         0.615129   $         1.579922

Commonwealth Annuity Preferred Plus:
  Units outstanding, December 31, 2015                                          347,177              253,289              172,534
  Unit fair value, December 31, 2015                                 $         1.321876   $         0.622984   $         1.599770

Commonwealth Annuity Preferred Plus (with Optional Rider):
  Units outstanding, December 31, 2015                                              430                   --                3,059
  Unit fair value, December 31, 2015                                 $         1.299700   $         0.612566   $         1.572984

Commonwealth Annuity Horizon:
  Units outstanding, December 31, 2015                                           26,887                   --                   --
  Unit fair value, December 31, 2015                                 $         1.156979   $         1.094392   $         1.912439

(a) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

DECEMBER 31, 2015

                                                                           AB VPS            FIDELITY VIP         FIDELITY VIP
                                                                       SMALL/MID CAP        CONTRAFUND(R)      DISCIPLINED SMALL
                                                                      VALUE PORTFOLIO         PORTFOLIO          CAP PORTFOLIO
                                                                        CLASS B (a)        SERVICE CLASS 2      SERVICE CLASS 2
                                                                     ------------------   ------------------   ------------------
ASSETS:
Investments in shares of the Underlying Funds, at fair value         $          641,775   $        2,236,816   $          181,551
                                                                     ------------------   ------------------   ------------------
  Total assets                                                                  641,775            2,236,816              181,551

LIABILITIES:                                                                         --                   --                   --
                                                                     ------------------   ------------------   ------------------
  Net assets                                                         $          641,775   $        2,236,816   $          181,551
                                                                     ==================   ==================   ==================

NET ASSETS BY CATEGORY:
  Accumulation reserves                                                         641,775            2,236,816              181,551
  Payout reserves                                                                    --                   --                   --
                                                                     ------------------   ------------------   ------------------
                                                                     $          641,775   $        2,236,816   $          181,551
                                                                     ==================   ==================   ==================

Investments in shares of the Underlying Funds, at cost               $          740,897   $        2,118,004   $          180,750
Underlying Fund shares held                                                      37,421               67,252               12,452

Units outstanding and unit fair values by distribution category:
Commonwealth Annuity Advantage IV:
  Units outstanding, December 31, 2015                                           97,969              813,029               74,871
  Unit fair value, December 31, 2015                                 $         1.508983   $         1.674366   $         1.695984

Commonwealth Annuity Advantage IV (with Optional Step-Up Death
  Benefit Charge Rider):
  Units outstanding, December 31, 2015                                               --                   --                   --
  Unit fair value, December 31, 2015                                 $         1.483681   $         1.655257   $         1.676596

Commonwealth Annuity Advantage IV (with Optional No Withdrawal
  Charge Rider):
  Units outstanding, December 31, 2015                                           17,684              143,335                7,758
  Unit fair value, December 31, 2015                                 $         1.464948   $         1.641034   $         1.662169

Commonwealth Annuity Preferred Plus:
  Units outstanding, December 31, 2015                                          315,619              377,932               24,844
  Unit fair value, December 31, 2015                                 $         1.482913   $         1.655244   $         1.677512

Commonwealth Annuity Preferred Plus (with Optional Rider):
  Units outstanding, December 31, 2015                                               --                7,522                   --
  Unit fair value, December 31, 2015                                 $         1.458005   $         1.636270   $         1.658291

Commonwealth Annuity Horizon:
  Units outstanding, December 31, 2015                                               --                1,393                   --
  Unit fair value, December 31, 2015                                 $         1.561381   $         1.732445   $         1.745465

(a) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

DECEMBER 31, 2015

                                                                        FIDELITY VIP         FIDELITY VIP         FIDELITY VIP
                                                                       EQUITY-INCOME         FREEDOM 2005         FREEDOM 2010
                                                                         PORTFOLIO            PORTFOLIO            PORTFOLIO
                                                                      SERVICE CLASS 2      SERVICE CLASS 2      SERVICE CLASS 2
                                                                     ------------------   ------------------   ------------------
ASSETS:
Investments in shares of the Underlying Funds, at fair value         $        1,142,460   $            1,624   $           43,948
                                                                     ------------------   ------------------   ------------------
  Total assets                                                                1,142,460                1,624               43,948

LIABILITIES:                                                                         --                   --                   --
                                                                     ------------------   ------------------   ------------------
  Net assets                                                         $        1,142,460   $            1,624   $           43,948
                                                                     ==================   ==================   ==================

NET ASSETS BY CATEGORY:
  Accumulation reserves                                                       1,142,460                1,624               43,948
  Payout reserves                                                                    --                   --                   --
                                                                     ------------------   ------------------   ------------------
                                                                     $        1,142,460   $            1,624   $           43,948
                                                                     ==================   ==================   ==================

Investments in shares of the Underlying Funds, at cost               $        1,279,231   $            1,619   $           44,493
Underlying Fund shares held                                                      57,009                  144                3,638

Units outstanding and unit fair values by distribution category:
Commonwealth Annuity Advantage IV:
  Units outstanding, December 31, 2015                                          365,796                  788                2,311
  Unit fair value, December 31, 2015                                 $         1.528950   $         1.216506   $         1.294245

Commonwealth Annuity Advantage IV (with Optional Step-Up Death
  Benefit Charge Rider):
  Units outstanding, December 31, 2015                                               --                   --                   --
  Unit fair value, December 31, 2015                                 $         1.511442   $         1.202587   $         1.279460

Commonwealth Annuity Advantage IV (with Optional No Withdrawal
  Charge Rider):
  Units outstanding, December 31, 2015                                          153,075                   --                   --
  Unit fair value, December 31, 2015                                 $         1.498460   $         1.192267   $         1.268433

Commonwealth Annuity Preferred Plus:
  Units outstanding, December 31, 2015                                          207,222                   --                   --
  Unit fair value, December 31, 2015                                 $         1.514736   $         1.202364   $         1.279203

Commonwealth Annuity Preferred Plus (with Optional Rider):
  Units outstanding, December 31, 2015                                               --                   --               32,388
  Unit fair value, December 31, 2015                                 $         1.497393   $         1.188585   $         1.264575

Commonwealth Annuity Horizon:
  Units outstanding, December 31, 2015                                           25,239                  530                   --
  Unit fair value, December 31, 2015                                 $         1.581422   $         1.255207   $         1.335424

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

DECEMBER 31, 2015

                                                                        FIDELITY VIP         FIDELITY VIP         FIDELITY VIP
                                                                        FREEDOM 2015         FREEDOM 2020         FREEDOM 2025
                                                                         PORTFOLIO            PORTFOLIO            PORTFOLIO
                                                                      SERVICE CLASS 2      SERVICE CLASS 2      SERVICE CLASS 2
                                                                     ------------------   ------------------   ------------------
ASSETS:
Investments in shares of the Underlying Funds, at fair value         $          292,781   $          856,651   $          364,626
                                                                     ------------------   ------------------   ------------------
  Total assets                                                                  292,781              856,651              364,626

LIABILITIES:                                                                         --                   --                   --
                                                                     ------------------   ------------------   ------------------
  Net assets                                                         $          292,781   $          856,651   $          364,626
                                                                     ==================   ==================   ==================

NET ASSETS BY CATEGORY:
  Accumulation reserves                                                         292,781              856,651              364,626
  Payout reserves                                                                    --                   --                   --
                                                                     ------------------   ------------------   ------------------
                                                                     $          292,781   $          856,651   $          364,626
                                                                     ==================   ==================   ==================

Investments in shares of the Underlying Funds, at cost               $          277,541   $          768,978   $          346,338
Underlying Fund shares held                                                      24,018               69,196               28,621

Units outstanding and unit fair values by distribution category:
Commonwealth Annuity Advantage IV:
  Units outstanding, December 31, 2015                                            6,128              129,545               62,435
  Unit fair value, December 31, 2015                                 $         1.310193   $         1.344498   $         1.409039

Commonwealth Annuity Advantage IV (with Optional Step-Up Death
  Benefit Charge Rider):
  Units outstanding, December 31, 2015                                               --                   --                   --
  Unit fair value, December 31, 2015                                 $         1.295201   $         1.329113   $         1.392934

Commonwealth Annuity Advantage IV (with Optional No Withdrawal
  Charge Rider):
  Units outstanding, December 31, 2015                                               --                8,654                   --
  Unit fair value, December 31, 2015                                 $         1.284075   $         1.317702   $         1.380964

Commonwealth Annuity Preferred Plus:
  Units outstanding, December 31, 2015                                          218,572              276,061              193,469
  Unit fair value, December 31, 2015                                 $         1.295188   $         1.329077   $         1.392840

Commonwealth Annuity Preferred Plus (with Optional Rider):
  Units outstanding, December 31, 2015                                               --                   --                   --
  Unit fair value, December 31, 2015                                 $         1.280356   $         1.313870   $         1.376905

Commonwealth Annuity Horizon:
  Units outstanding, December 31, 2015                                            1,228              219,221                4,939
  Unit fair value, December 31, 2015                                 $         1.351969   $         1.387497   $         1.454005

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

DECEMBER 31, 2015

                                                                        FIDELITY VIP         FIDELITY VIP         FIDELITY VIP
                                                                        FREEDOM 2030         FREEDOM 2035         FREEDOM 2040
                                                                         PORTFOLIO            PORTFOLIO            PORTFOLIO
                                                                      SERVICE CLASS 2      SERVICE CLASS 2      SERVICE CLASS 2
                                                                     ------------------   ------------------   ------------------
ASSETS:
Investments in shares of the Underlying Funds, at fair value         $          391,583   $          481,870   $        1,040,360
                                                                     ------------------   ------------------   ------------------
  Total assets                                                                  391,583              481,870            1,040,360

LIABILITIES:                                                                         --                   --                   --
                                                                     ------------------   ------------------   ------------------
  Net assets                                                         $          391,583   $          481,870   $        1,040,360
                                                                     ==================   ==================   ==================

NET ASSETS BY CATEGORY:
  Accumulation reserves                                                         391,583              481,870            1,040,360
  Payout reserves                                                                    --                   --                   --
                                                                     ------------------   ------------------   ------------------
                                                                     $          391,583   $          481,870   $        1,040,360
                                                                     ==================   ==================   ==================

Investments in shares of the Underlying Funds, at cost               $          346,192   $          473,915   $        1,050,212
Underlying Fund shares held                                                      31,029               25,415               57,415

Units outstanding and unit fair values by distribution category:
Commonwealth Annuity Advantage IV:
  Units outstanding, December 31, 2015                                           58,551               73,861              631,295
  Unit fair value, December 31, 2015                                 $         1.427040   $         1.465701   $         1.473008

Commonwealth Annuity Advantage IV (with Optional Step-Up Death
  Benefit Charge Rider):
  Units outstanding, December 31, 2015                                               --                   --                   --
  Unit fair value, December 31, 2015                                 $         1.410726   $         1.448981   $         1.456180

Commonwealth Annuity Advantage IV (with Optional No Withdrawal
  Charge Rider):
  Units outstanding, December 31, 2015                                               --                1,165                4,913
  Unit fair value, December 31, 2015                                 $         1.398591   $         1.436504   $         1.443614

Commonwealth Annuity Preferred Plus:
  Units outstanding, December 31, 2015                                          216,986              218,623               70,420
  Unit fair value, December 31, 2015                                 $         1.410764   $         1.448795   $         1.456117

Commonwealth Annuity Preferred Plus (with Optional Rider):
  Units outstanding, December 31, 2015                                               --               29,237                   --
  Unit fair value, December 31, 2015                                 $         1.394616   $         1.432182   $         1.439411

Commonwealth Annuity Horizon:
  Units outstanding, December 31, 2015                                            1,298                8,810                  543
  Unit fair value, December 31, 2015                                 $         1.472675   $         1.512602   $         1.519305

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

DECEMBER 31, 2015

                                                                        FIDELITY VIP         FIDELITY VIP         FIDELITY VIP
                                                                        FREEDOM 2045         FREEDOM 2050        FREEDOM INCOME
                                                                         PORTFOLIO            PORTFOLIO            PORTFOLIO
                                                                      SERVICE CLASS 2      SERVICE CLASS 2      SERVICE CLASS 2
                                                                     ------------------   ------------------   ------------------
ASSETS:
Investments in shares of the Underlying Funds, at fair value         $           48,914   $          129,611   $           32,664
                                                                     ------------------   ------------------   ------------------
  Total assets                                                                   48,914              129,611               32,664

LIABILITIES:                                                                         --                   --                   --
                                                                     ------------------   ------------------   ------------------
  Net assets                                                         $           48,914   $          129,611   $           32,664
                                                                     ==================   ==================   ==================

NET ASSETS BY CATEGORY:
  Accumulation reserves                                                          48,914              129,611               32,664
  Payout reserves                                                                    --                   --                   --
                                                                     ------------------   ------------------   ------------------
                                                                     $           48,914   $          129,611   $           32,664
                                                                     ==================   ==================   ==================

Investments in shares of the Underlying Funds, at cost               $           44,937   $          122,731   $           33,920
Underlying Fund shares held                                                       2,725                7,927                3,041

Units outstanding and unit fair values by distribution category:
Commonwealth Annuity Advantage IV:
  Units outstanding, December 31, 2015                                           16,667               75,343                3,223
  Unit fair value, December 31, 2015                                 $         1.482343   $         1.485783   $         1.123976

Commonwealth Annuity Advantage IV (with Optional Step-Up Death
  Benefit Charge Rider):
  Units outstanding, December 31, 2015                                               --                   --                   --
  Unit fair value, December 31, 2015                                 $         1.465390   $         1.468780   $         1.111114

Commonwealth Annuity Advantage IV (with Optional No Withdrawal
  Charge Rider):
  Units outstanding, December 31, 2015                                               --                9,970                   --
  Unit fair value, December 31, 2015                                 $         1.452790   $         1.456152   $         1.101564

Commonwealth Annuity Preferred Plus:
  Units outstanding, December 31, 2015                                           16,109                1,038                   --
  Unit fair value, December 31, 2015                                 $         1.465412   $         1.468687   $         1.111297

Commonwealth Annuity Preferred Plus (with Optional Rider):
  Units outstanding, December 31, 2015                                               --                   --                   --
  Unit fair value, December 31, 2015                                 $         1.448621   $         1.451871   $         1.098564

Commonwealth Annuity Horizon:
  Units outstanding, December 31, 2015                                              393                1,060               22,665
  Unit fair value, December 31, 2015                                 $         1.529138   $         1.532773   $         1.281319

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

DECEMBER 31, 2015

                                                                        FIDELITY VIP
                                                                           GROWTH
                                                                       OPPORTUNITIES      FIDELITY VIP INDEX    FIDELITY VIP MID
                                                                         PORTFOLIO          500 PORTFOLIO        CAP PORTFOLIO
                                                                      SERVICE CLASS 2      SERVICE CLASS 2      SERVICE CLASS 2
                                                                     ------------------   ------------------   ------------------
ASSETS:
Investments in shares of the Underlying Funds, at fair value         $          948,727   $        1,508,220   $          807,077
                                                                     ------------------   ------------------   ------------------
  Total assets                                                                  948,727            1,508,220              807,077

LIABILITIES:                                                                         --                   --                   --
                                                                     ------------------   ------------------   ------------------
  Net assets                                                         $          948,727   $        1,508,220   $          807,077
                                                                     ==================   ==================   ==================

NET ASSETS BY CATEGORY:
  Accumulation reserves                                                         948,727            1,508,220              807,077
  Payout reserves                                                                    --                   --                   --
                                                                     ------------------   ------------------   ------------------
                                                                     $          948,727   $        1,508,220   $          807,077
                                                                     ==================   ==================   ==================

Investments in shares of the Underlying Funds, at cost               $          777,209   $        1,445,342   $          849,085
Underlying Fund shares held                                                      30,214                7,384               25,356

Units outstanding and unit fair values by distribution category:
Commonwealth Annuity Advantage IV:
  Units outstanding, December 31, 2015                                          144,164              607,565              325,975
  Unit fair value, December 31, 2015                                 $         2.060916   $         1.756472   $         1.553032

Commonwealth Annuity Advantage IV (with Optional Step-Up Death
  Benefit Charge Rider):
  Units outstanding, December 31, 2015                                               --                   --                   --
  Unit fair value, December 31, 2015                                 $         2.037386   $         1.736395   $         1.535279

Commonwealth Annuity Advantage IV (with Optional No Withdrawal
  Charge Rider):
  Units outstanding, December 31, 2015                                           11,678               34,786               22,081
  Unit fair value, December 31, 2015                                 $         2.019843   $         1.721453   $         1.522078

Commonwealth Annuity Preferred Plus:
  Units outstanding, December 31, 2015                                          305,284              171,939              170,710
  Unit fair value, December 31, 2015                                 $         2.038440   $         1.752829   $         1.534850

Commonwealth Annuity Preferred Plus (with Optional Rider):
  Units outstanding, December 31, 2015                                            2,842                   --                3,430
  Unit fair value, December 31, 2015                                 $         2.015099   $         1.732777   $         1.517259

Commonwealth Annuity Horizon:
  Units outstanding, December 31, 2015                                               --               43,599                   --
  Unit fair value, December 31, 2015                                 $         2.126622   $         1.830018   $         2.107923

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

DECEMBER 31, 2015

                                                                        FIDELITY VIP         FIDELITY VIP
                                                                          OVERSEAS         STRATEGIC INCOME     FT VIP FRANKLIN
                                                                         PORTFOLIO            PORTFOLIO         INCOME VIP FUND
                                                                      SERVICE CLASS 2      SERVICE CLASS 2          CLASS 2
                                                                     ------------------   ------------------   ------------------
ASSETS:
Investments in shares of the Underlying Funds, at fair value         $          133,759   $        1,081,949   $        3,480,635
                                                                     ------------------   ------------------   ------------------
  Total assets                                                                  133,759            1,081,949            3,480,635

LIABILITIES:                                                                         --                   --                   --
                                                                     ------------------   ------------------   ------------------
  Net assets                                                         $          133,759   $        1,081,949   $        3,480,635
                                                                     ==================   ==================   ==================

NET ASSETS BY CATEGORY:
  Accumulation reserves                                                         133,759            1,081,949            3,480,635
  Payout reserves                                                                    --                   --                   --
                                                                     ------------------   ------------------   ------------------
                                                                     $          133,759   $        1,081,949   $        3,480,635
                                                                     ==================   ==================   ==================

Investments in shares of the Underlying Funds, at cost               $          135,509   $        1,178,232   $        3,639,771
Underlying Fund shares held                                                       7,073              102,847              245,115

Units outstanding and unit fair values by distribution category:
Commonwealth Annuity Advantage IV:
  Units outstanding, December 31, 2015                                           29,801              463,583            1,112,090
  Unit fair value, December 31, 2015                                 $         1.294970   $         1.140501   $         1.235706

Commonwealth Annuity Advantage IV (with Optional Step-Up Death
  Benefit Charge Rider):
  Units outstanding, December 31, 2015                                               --                   --                   --
  Unit fair value, December 31, 2015                                 $         1.280154   $         1.127475   $         1.214988

Commonwealth Annuity Advantage IV (with Optional No Withdrawal
  Charge Rider):
  Units outstanding, December 31, 2015                                            1,736                5,255              222,665
  Unit fair value, December 31, 2015                                 $         1.269128   $         1.117764   $         1.199661

Commonwealth Annuity Preferred Plus:
  Units outstanding, December 31, 2015                                           72,573              364,263            1,514,515
  Unit fair value, December 31, 2015                                 $         1.280968   $         1.127463   $         1.214446

Commonwealth Annuity Preferred Plus (with Optional Rider):
  Units outstanding, December 31, 2015                                               --                   --                   --
  Unit fair value, December 31, 2015                                 $         1.266298   $         1.114563   $         1.194053

Commonwealth Annuity Horizon:
  Units outstanding, December 31, 2015                                               --              100,474                   --
  Unit fair value, December 31, 2015                                 $         1.336139   $         1.360196   $         1.305836

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

DECEMBER 31, 2015

                                                                      FT VIP FRANKLIN
                                                                       MUTUAL GLOBAL       FT VIP FRANKLIN      FT VIP FRANKLIN
                                                                       DISCOVERY VIP        MUTUAL SHARES       SMALL CAP VALUE
                                                                            FUND               VIP FUND             VIP FUND
                                                                          CLASS 2              CLASS 2              CLASS 2
                                                                     ------------------   ------------------   ------------------
ASSETS:
Investments in shares of the Underlying Funds, at fair value         $        1,305,453   $          281,803   $          720,648
                                                                     ------------------   ------------------   ------------------
  Total assets                                                                1,305,453              281,803              720,648

LIABILITIES:                                                                         --                   --                   --
                                                                     ------------------   ------------------   ------------------
  Net assets                                                         $        1,305,453   $          281,803   $          720,648
                                                                     ==================   ==================   ==================

NET ASSETS BY CATEGORY:
  Accumulation reserves                                                       1,305,453              281,803              720,648
  Payout reserves                                                                    --                   --                   --
                                                                     ------------------   ------------------   ------------------
                                                                     $        1,305,453   $          281,803   $          720,648
                                                                     ==================   ==================   ==================

Investments in shares of the Underlying Funds, at cost               $        1,422,338   $          255,426   $          742,188
Underlying Fund shares held                                                      67,396               14,677               40,761

Units outstanding and unit fair values by distribution category:
Commonwealth Annuity Advantage IV:
  Units outstanding, December 31, 2015                                          642,894              104,134               73,893
  Unit fair value, December 31, 2015                                 $         1.298134   $         1.159813   $         1.356228

Commonwealth Annuity Advantage IV (with Optional Step-Up Death
  Benefit Charge Rider):
  Units outstanding, December 31, 2015                                               --                   --                   --
  Unit fair value, December 31, 2015                                 $         1.276358   $         1.140355   $         1.333468

Commonwealth Annuity Advantage IV (with Optional No Withdrawal
  Charge Rider):
  Units outstanding, December 31, 2015                                           27,987               13,326               19,372
  Unit fair value, December 31, 2015                                 $         1.260271   $         1.125970   $         1.316636

Commonwealth Annuity Preferred Plus:
  Units outstanding, December 31, 2015                                          335,313              127,886              438,465
  Unit fair value, December 31, 2015                                 $         1.277149   $         1.139678   $         1.330498

Commonwealth Annuity Preferred Plus (with Optional Rider):
  Units outstanding, December 31, 2015                                            5,102                  244                5,181
  Unit fair value, December 31, 2015                                 $         1.255687   $         1.120515   $         1.308147

Commonwealth Annuity Horizon:
  Units outstanding, December 31, 2015                                              665                   --                2,248
  Unit fair value, December 31, 2015                                 $         1.455317   $         1.482785   $         2.123030

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

DECEMBER 31, 2015

                                                                                             GOLDMAN SACHS       GOLDMAN SACHS
                                                                           FT VIP              BALANCED          EQUITY GROWTH
                                                                         TEMPLETON             STRATEGY             STRATEGY
                                                                      GROWTH VIP FUND         PORTFOLIO            PORTFOLIO
                                                                          CLASS 2              CLASS A              CLASS A
                                                                     ------------------   ------------------   ------------------
ASSETS:
Investments in shares of the Underlying Funds, at fair value         $          234,280   $        1,146,627   $          253,807
                                                                     ------------------   ------------------   ------------------
  Total assets                                                                  234,280            1,146,627              253,807

LIABILITIES:                                                                         --                   --                   --
                                                                     ------------------   ------------------   ------------------
  Net assets                                                         $          234,280   $        1,146,627   $          253,807
                                                                     ==================   ==================   ==================

NET ASSETS BY CATEGORY:
  Accumulation reserves                                                         234,280            1,146,627              253,807
  Payout reserves                                                                    --                   --                   --
                                                                     ------------------   ------------------   ------------------
                                                                     $          234,280   $        1,146,627   $          253,807
                                                                     ==================   ==================   ==================

Investments in shares of the Underlying Funds, at cost               $          236,478   $        1,139,822   $          208,348
Underlying Fund shares held                                                      17,589              110,147               17,577

Units outstanding and unit fair values by distribution category:
Commonwealth Annuity Advantage IV:
  Units outstanding, December 31, 2015                                           84,077              464,414              194,202
  Unit fair value, December 31, 2015                                 $         0.979332   $         1.119128   $         1.047578

Commonwealth Annuity Advantage IV (with Optional Step-Up Death
  Benefit Charge Rider):
  Units outstanding, December 31, 2015                                               --                   --                   --
  Unit fair value, December 31, 2015                                 $         0.962927   $         1.100378   $         1.030008

Commonwealth Annuity Advantage IV (with Optional No Withdrawal
  Charge Rider):
  Units outstanding, December 31, 2015                                            6,180               19,348                4,309
  Unit fair value, December 31, 2015                                 $         0.950782   $         1.086469   $         1.017005

Commonwealth Annuity Preferred Plus:
  Units outstanding, December 31, 2015                                          151,820              352,410               44,647
  Unit fair value, December 31, 2015                                 $         0.962096   $         1.100483   $         1.029929

Commonwealth Annuity Preferred Plus (with Optional Rider):
  Units outstanding, December 31, 2015                                               --              201,512                   --
  Unit fair value, December 31, 2015                                 $         0.945931   $         1.082056   $         1.012618

Commonwealth Annuity Horizon:
  Units outstanding, December 31, 2015                                               --                   --                   --
  Unit fair value, December 31, 2015                                 $         1.353913   $         1.381510   $         1.785833

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

DECEMBER 31, 2015

                                                                       GOLDMAN SACHS                             GOLDMAN SACHS
                                                                         GROWTH AND         GOLDMAN SACHS        INTERNATIONAL
                                                                      INCOME STRATEGY      GROWTH STRATEGY        REAL ESTATE
                                                                         PORTFOLIO            PORTFOLIO         SECURITIES FUND
                                                                          CLASS A              CLASS A              CLASS A
                                                                     ------------------   ------------------   ------------------
ASSETS:
Investments in shares of the Underlying Funds, at fair value         $          937,002   $          803,646   $           83,715
                                                                     ------------------   ------------------   ------------------
  Total assets                                                                  937,002              803,646               83,715

LIABILITIES:                                                                         --                   --                   --
                                                                     ------------------   ------------------   ------------------
  Net assets                                                         $          937,002   $          803,646   $           83,715
                                                                     ==================   ==================   ==================

NET ASSETS BY CATEGORY:
  Accumulation reserves                                                         937,002              803,646               83,715
  Payout reserves                                                                    --                   --                   --
                                                                     ------------------   ------------------   ------------------
                                                                     $          937,002   $          803,646   $           83,715
                                                                     ==================   ==================   ==================

Investments in shares of the Underlying Funds, at cost               $          868,135   $          715,412   $           91,176
Underlying Fund shares held                                                      80,637               63,081               13,746

Units outstanding and unit fair values by distribution category:
Commonwealth Annuity Advantage IV:
  Units outstanding, December 31, 2015                                          720,023              550,014               62,796
  Unit fair value, December 31, 2015                                 $         1.072089   $         1.027176   $         0.741592

Commonwealth Annuity Advantage IV (with Optional Step-Up Death
  Benefit Charge Rider):
  Units outstanding, December 31, 2015                                               --              137,183                   --
  Unit fair value, December 31, 2015                                 $         1.054115   $         1.009938   $         0.729210

Commonwealth Annuity Advantage IV (with Optional No Withdrawal
  Charge Rider):
  Units outstanding, December 31, 2015                                          129,727                5,616                   --
  Unit fair value, December 31, 2015                                 $         1.040793   $         0.997190   $         0.720001

Commonwealth Annuity Preferred Plus:
  Units outstanding, December 31, 2015                                           20,074               93,650               50,931
  Unit fair value, December 31, 2015                                 $         1.054110   $         1.009478   $         0.729330

Commonwealth Annuity Preferred Plus (with Optional Rider):
  Units outstanding, December 31, 2015                                               --                   --                   --
  Unit fair value, December 31, 2015                                 $         1.036369   $         0.992558   $         0.717098

Commonwealth Annuity Horizon:
  Units outstanding, December 31, 2015                                            5,855                   --                   --
  Unit fair value, December 31, 2015                                 $         1.519427   $         1.642195   $         1.310482

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

DECEMBER 31, 2015

                                                                                            GOLDMAN SACHS
                                                                       GOLDMAN SACHS          TECHNOLOGY         GOLDMAN SACHS
                                                                        REAL ESTATE         OPPORTUNITIES        VIT CORE FIXED
                                                                      SECURITIES FUND            FUND             INCOME FUND
                                                                          CLASS A            CLASS A (a)         SERVICE SHARES
                                                                     ------------------   ------------------   ------------------
ASSETS:
Investments in shares of the Underlying Funds, at fair value         $          297,277   $          754,580   $        1,040,852
                                                                     ------------------   ------------------   ------------------
  Total assets                                                                  297,277              754,580            1,040,852

LIABILITIES:                                                                         --                   --                   --
                                                                     ------------------   ------------------   ------------------
  Net assets                                                         $          297,277   $          754,580   $        1,040,852
                                                                     ==================   ==================   ==================

NET ASSETS BY CATEGORY:
  Accumulation reserves                                                         297,277              754,580            1,040,852
  Payout reserves                                                                    --                   --                   --
                                                                     ------------------   ------------------   ------------------
                                                                     $          297,277   $          754,580   $        1,040,852
                                                                     ==================   ==================   ==================

Investments in shares of the Underlying Funds, at cost               $          279,975   $          704,729   $        1,029,097
Underlying Fund shares held                                                      15,175               42,874               98,846

Units outstanding and unit fair values by distribution category:
Commonwealth Annuity Advantage IV:
  Units outstanding, December 31, 2015                                           93,449              129,417              176,762
  Unit fair value, December 31, 2015                                 $         1.353826   $         1.876293   $         1.246712

Commonwealth Annuity Advantage IV (with Optional Step-Up Death
  Benefit Charge Rider):
  Units outstanding, December 31, 2015                                               --                   --                   --
  Unit fair value, December 31, 2015                                 $         1.331098   $         1.844809   $         1.225830

Commonwealth Annuity Advantage IV (with Optional No Withdrawal
  Charge Rider):
  Units outstanding, December 31, 2015                                            7,360               26,857               11,782
  Unit fair value, December 31, 2015                                 $         1.314284   $         1.821558   $         1.210373

Commonwealth Annuity Preferred Plus:
  Units outstanding, December 31, 2015                                          120,813              250,259              649,327
  Unit fair value, December 31, 2015                                 $         1.331209   $         1.845954   $         1.226225

Commonwealth Annuity Preferred Plus (with Optional Rider):
  Units outstanding, December 31, 2015                                               --                   --                2,050
  Unit fair value, December 31, 2015                                 $         1.308887   $         1.814916   $         1.205615

Commonwealth Annuity Horizon:
  Units outstanding, December 31, 2015                                              144                  488                5,773
  Unit fair value, December 31, 2015                                 $         1.821875   $         1.778175   $         1.303968

(a) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

DECEMBER 31, 2015

                                                                                            GOLDMAN SACHS
                                                                                              VIT GLOBAL         GOLDMAN SACHS
                                                                       GOLDMAN SACHS            TRENDS             VIT GROWTH
                                                                      VIT EQUITY INDEX     ALLOCATION FUND       OPPORTUNITIES
                                                                            FUND               SERVICE                FUND
                                                                       SERVICE SHARES         SHARES (a)         SERVICE SHARES
                                                                     ------------------   ------------------   ------------------
ASSETS:
Investments in shares of the Underlying Funds, at fair value         $          327,361   $           23,056   $          325,022
                                                                     ------------------   ------------------   ------------------
  Total assets                                                                  327,361               23,056              325,022

LIABILITIES:                                                                         --                   --                   --
                                                                     ------------------   ------------------   ------------------
  Net assets                                                         $          327,361   $           23,056   $          325,022
                                                                     ==================   ==================   ==================

NET ASSETS BY CATEGORY:
  Accumulation reserves                                                         327,361               23,056              325,022
  Payout reserves                                                                    --                   --                   --
                                                                     ------------------   ------------------   ------------------
                                                                     $          327,361   $           23,056   $          325,022
                                                                     ==================   ==================   ==================

Investments in shares of the Underlying Funds, at cost               $          315,256   $           24,999   $          335,970
Underlying Fund shares held                                                      23,534                2,119               48,656

Units outstanding and unit fair values by distribution category:
Commonwealth Annuity Advantage IV:
  Units outstanding, December 31, 2015                                           37,125               20,273               69,971
  Unit fair value, December 31, 2015                                 $         1.448017   $         1.120579   $         1.646397

Commonwealth Annuity Advantage IV (with Optional Step-Up Death
  Benefit Charge Rider):
  Units outstanding, December 31, 2015                                               --                   --                   --
  Unit fair value, December 31, 2015                                 $         1.423686   $         1.112415   $         1.618781

Commonwealth Annuity Advantage IV (with Optional No Withdrawal
  Charge Rider):
  Units outstanding, December 31, 2015                                           11,726                  306                   40
  Unit fair value, December 31, 2015                                 $         1.405754   $         1.106314   $         1.598312

Commonwealth Annuity Preferred Plus:
  Units outstanding, December 31, 2015                                          180,326                   --              122,112
  Unit fair value, December 31, 2015                                 $         1.424064   $         1.112304   $         1.617363

Commonwealth Annuity Preferred Plus (with Optional Rider):
  Units outstanding, December 31, 2015                                               --                   --                4,286
  Unit fair value, December 31, 2015                                 $         1.400106   $         1.104181   $         1.590193

Commonwealth Annuity Horizon:
  Units outstanding, December 31, 2015                                              140                   --                3,203
  Unit fair value, December 31, 2015                                 $         2.313601   $         1.143073   $         1.699493

(a) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

DECEMBER 31, 2015

                                                                       GOLDMAN SACHS
                                                                      VIT HIGH QUALITY      GOLDMAN SACHS        GOLDMAN SACHS
                                                                       FLOATING RATE        VIT LARGE CAP         VIT MID CAP
                                                                            FUND              VALUE FUND           VALUE FUND
                                                                       SERVICE SHARES       SERVICE SHARES       SERVICE SHARES
                                                                     ------------------   ------------------   ------------------
ASSETS:
Investments in shares of the Underlying Funds, at fair value         $          983,203   $          135,170   $          176,724
                                                                     ------------------   ------------------   ------------------
  Total assets                                                                  983,203              135,170              176,724

LIABILITIES:                                                                         --                   --                   --
                                                                     ------------------   ------------------   ------------------
  Net assets                                                         $          983,203   $          135,170   $          176,724
                                                                     ==================   ==================   ==================

NET ASSETS BY CATEGORY:
  Accumulation reserves                                                         983,203              135,170              176,724
  Payout reserves                                                                    --                   --                   --
                                                                     ------------------   ------------------   ------------------
                                                                     $          983,203   $          135,170   $          176,724
                                                                     ==================   ==================   ==================

Investments in shares of the Underlying Funds, at cost               $        1,003,842   $          146,896   $          206,192
Underlying Fund shares held                                                      94,721               14,395               12,179

Units outstanding and unit fair values by distribution category:
Commonwealth Annuity Advantage IV:
  Units outstanding, December 31, 2015                                          365,787              109,009               62,390
  Unit fair value, December 31, 2015                                 $         1.175605   $         1.199865   $         1.536474

Commonwealth Annuity Advantage IV (with Optional Step-Up Death
  Benefit Charge Rider):
  Units outstanding, December 31, 2015                                               --                   --                   --
  Unit fair value, December 31, 2015                                 $         1.155848   $         1.179744   $         1.518881

Commonwealth Annuity Advantage IV (with Optional No Withdrawal
  Charge Rider):
  Units outstanding, December 31, 2015                                           10,899                  438                2,386
  Unit fair value, December 31, 2015                                 $         1.141321   $         1.164846   $         1.505814

Commonwealth Annuity Preferred Plus:
  Units outstanding, December 31, 2015                                          460,246                3,275               51,190
  Unit fair value, December 31, 2015                                 $         1.155792   $         1.179864   $         1.509478

Commonwealth Annuity Preferred Plus (with Optional Rider):
  Units outstanding, December 31, 2015                                            4,409                   --                   --
  Unit fair value, December 31, 2015                                 $         1.136412   $         1.160041   $         1.492212

Commonwealth Annuity Horizon:
  Units outstanding, December 31, 2015                                            3,345                   --                   --
  Unit fair value, December 31, 2015                                 $         1.131071   $         1.974239   $         2.217331

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

DECEMBER 31, 2015

                                                                                            GOLDMAN SACHS
                                                                       GOLDMAN SACHS        VIT SMALL CAP        GOLDMAN SACHS
                                                                         VIT MONEY         EQUITY INSIGHTS       VIT STRATEGIC
                                                                        MARKET FUND              FUND             GROWTH FUND
                                                                       SERVICE SHARES       SERVICE SHARES       SERVICE SHARES
                                                                     ------------------   ------------------   ------------------
ASSETS:
Investments in shares of the Underlying Funds, at fair value         $        9,384,899   $          100,413   $          226,440
                                                                     ------------------   ------------------   ------------------
  Total assets                                                                9,384,899              100,413              226,440

LIABILITIES:                                                                         --                   --                   --
                                                                     ------------------   ------------------   ------------------
  Net assets                                                         $        9,384,899   $          100,413   $          226,440
                                                                     ==================   ==================   ==================

NET ASSETS BY CATEGORY:
  Accumulation reserves                                                       9,384,899              100,413              226,440
  Payout reserves                                                                    --                   --                   --
                                                                     ------------------   ------------------   ------------------
                                                                     $        9,384,899   $          100,413   $          226,440
                                                                     ==================   ==================   ==================

Investments in shares of the Underlying Funds, at cost               $        9,384,899   $          116,272   $          197,384
Underlying Fund shares held                                                   9,384,899                8,716               14,525

Units outstanding and unit fair values by distribution category:
Commonwealth Annuity Advantage IV:
  Units outstanding, December 31, 2015                                        1,598,743               47,426               82,009
  Unit fair value, December 31, 2015                                 $         0.933554   $         1.459592   $         1.564501

Commonwealth Annuity Advantage IV (with Optional Step-Up Death
  Benefit Charge Rider):
  Units outstanding, December 31, 2015                                               --                   --                   --
  Unit fair value, December 31, 2015                                 $         0.917888   $         1.435111   $         1.538247

Commonwealth Annuity Advantage IV (with Optional No Withdrawal
  Charge Rider):
  Units outstanding, December 31, 2015                                            1,739                   45                7,575
  Unit fair value, December 31, 2015                                 $         0.906299   $         1.417011   $         1.518827

Commonwealth Annuity Preferred Plus:
  Units outstanding, December 31, 2015                                        8,558,440               21,690               55,677
  Unit fair value, December 31, 2015                                 $         0.917843   $         1.435077   $         1.538383

Commonwealth Annuity Preferred Plus (with Optional Rider):
  Units outstanding, December 31, 2015                                           11,045                   --                   --
  Unit fair value, December 31, 2015                                 $         0.902396   $         1.410965   $         1.512603

Commonwealth Annuity Horizon:
  Units outstanding, December 31, 2015                                           26,804                   --                  435
  Unit fair value, December 31, 2015                                 $         0.952799   $         2.420792   $         2.249963

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

DECEMBER 31, 2015

                                                                       GOLDMAN SACHS
                                                                       VIT STRATEGIC        GOLDMAN SACHS         INVESCO V.I.
                                                                       INTERNATIONAL       VIT U.S. EQUITY          AMERICAN
                                                                        EQUITY FUND         INSIGHTS FUND        FRANCHISE FUND
                                                                       SERVICE SHARES       SERVICE SHARES      SERIES II SHARES
                                                                     ------------------   ------------------   ------------------
ASSETS:
Investments in shares of the Underlying Funds, at fair value         $          115,823   $          181,228   $           23,503
                                                                     ------------------   ------------------   ------------------
  Total assets                                                                  115,823              181,228               23,503

LIABILITIES:                                                                         --                   --                   --
                                                                     ------------------   ------------------   ------------------
  Net assets                                                         $          115,823   $          181,228   $           23,503
                                                                     ==================   ==================   ==================

NET ASSETS BY CATEGORY:
  Accumulation reserves                                                         115,823              181,228               23,503
  Payout reserves                                                                    --                   --                   --
                                                                     ------------------   ------------------   ------------------
                                                                     $          115,823   $          181,228   $           23,503
                                                                     ==================   ==================   ==================

Investments in shares of the Underlying Funds, at cost               $          116,415   $          181,114   $           19,196
Underlying Fund shares held                                                      12,576               10,807                  421

Units outstanding and unit fair values by distribution category:
Commonwealth Annuity Advantage IV:
  Units outstanding, December 31, 2015                                           59,448               35,950               11,168
  Unit fair value, December 31, 2015                                 $         0.836100   $         1.404590   $         1.387423

Commonwealth Annuity Advantage IV (with Optional Step-Up Death
  Benefit Charge Rider):
  Units outstanding, December 31, 2015                                               --                   --                   --
  Unit fair value, December 31, 2015                                 $         0.822084   $         1.381043   $         1.364185

Commonwealth Annuity Advantage IV (with Optional No Withdrawal
  Charge Rider):
  Units outstanding, December 31, 2015                                               --               14,982                   --
  Unit fair value, December 31, 2015                                 $         0.811699   $         1.363596   $         1.346956

Commonwealth Annuity Preferred Plus:
  Units outstanding, December 31, 2015                                           73,232               78,610                5,854
  Unit fair value, December 31, 2015                                 $         0.822604   $         1.383407   $         1.359903

Commonwealth Annuity Preferred Plus (with Optional Rider):
  Units outstanding, December 31, 2015                                               --                   --                   --
  Unit fair value, December 31, 2015                                 $         0.808763   $         1.360182   $         1.337045

Commonwealth Annuity Horizon:
  Units outstanding, December 31, 2015                                            4,021                  824                   26
  Unit fair value, December 31, 2015                                 $         1.461896   $         1.886642   $         1.851649

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

DECEMBER 31, 2015

                                                                                             INVESCO V.I.       INVESCO V.I. MID
                                                                     INVESCO V.I. CORE      GLOBAL HEALTH       CAP CORE EQUITY
                                                                        EQUITY FUND           CARE FUND               FUND
                                                                      SERIES II SHARES     SERIES II SHARES     SERIES II SHARES
                                                                     ------------------   ------------------   ------------------
ASSETS:
Investments in shares of the Underlying Funds, at fair value         $          302,416   $        1,175,865   $            5,602
                                                                     ------------------   ------------------   ------------------
  Total assets                                                                  302,416            1,175,865                5,602

LIABILITIES:                                                                         --                   --                   --
                                                                     ------------------   ------------------   ------------------
  Net assets                                                         $          302,416   $        1,175,865   $            5,602
                                                                     ==================   ==================   ==================

NET ASSETS BY CATEGORY:
  Accumulation reserves                                                         302,416            1,175,865                5,602
  Payout reserves                                                                    --                   --                   --
                                                                     ------------------   ------------------   ------------------
                                                                     $          302,416   $        1,175,865   $            5,602
                                                                     ==================   ==================   ==================

Investments in shares of the Underlying Funds, at cost               $          256,239   $        1,139,994   $            6,369
Underlying Fund shares held                                                       9,054               38,364                  470

Units outstanding and unit fair values by distribution category:
Commonwealth Annuity Advantage IV:
  Units outstanding, December 31, 2015                                          137,657              156,879                5,970
  Unit fair value, December 31, 2015                                 $         1.314195   $         2.050661   $         0.938357

Commonwealth Annuity Advantage IV (with Optional Step-Up Death
  Benefit Charge Rider):
  Units outstanding, December 31, 2015                                               --                   --                   --
  Unit fair value, December 31, 2015                                 $         1.292134   $         2.027201   $         0.935343

Commonwealth Annuity Advantage IV (with Optional No Withdrawal
  Charge Rider):
  Units outstanding, December 31, 2015                                           13,056               46,957                   --
  Unit fair value, December 31, 2015                                 $         1.275812   $         2.009793   $         0.933089

Commonwealth Annuity Preferred Plus:
  Units outstanding, December 31, 2015                                           76,594              371,369                   --
  Unit fair value, December 31, 2015                                 $         1.292215   $         2.027362   $         0.935371

Commonwealth Annuity Preferred Plus (with Optional Rider):
  Units outstanding, December 31, 2015                                               --                3,327                   --
  Unit fair value, December 31, 2015                                 $         1.270550   $         2.004149   $         0.932374

Commonwealth Annuity Horizon:
  Units outstanding, December 31, 2015                                            3,982                  103                   --
  Unit fair value, December 31, 2015                                 $         1.475428   $         2.118977   $         0.946689

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

DECEMBER 31, 2015

                                                                        JANUS ASPEN                               JANUS ASPEN
                                                                         ENTERPRISE          JANUS ASPEN        PERKINS MID CAP
                                                                         PORTFOLIO         FORTY PORTFOLIO      VALUE PORTFOLIO
                                                                       SERVICE SHARES       SERVICE SHARES       SERVICE SHARES
                                                                     ------------------   ------------------   ------------------
ASSETS:
Investments in shares of the Underlying Funds, at fair value         $          625,913   $          839,696   $        1,007,902
                                                                     ------------------   ------------------   ------------------
  Total assets                                                                  625,913              839,696            1,007,902

LIABILITIES:                                                                         --                   --                   --
                                                                     ------------------   ------------------   ------------------
  Net assets                                                         $          625,913   $          839,696   $        1,007,902
                                                                     ==================   ==================   ==================

NET ASSETS BY CATEGORY:
  Accumulation reserves                                                         625,913              839,696            1,007,902
  Payout reserves                                                                    --                   --                   --
                                                                     ------------------   ------------------   ------------------
                                                                     $          625,913   $          839,696   $        1,007,902
                                                                     ==================   ==================   ==================

Investments in shares of the Underlying Funds, at cost               $          555,470   $          900,957   $        1,014,849
Underlying Fund shares held                                                      11,449               23,937               63,630

Units outstanding and unit fair values by distribution category:
Commonwealth Annuity Advantage IV:
  Units outstanding, December 31, 2015                                          131,868              214,116              244,521
  Unit fair value, December 31, 2015                                 $         1.739833   $         1.681826   $         1.406111

Commonwealth Annuity Advantage IV (with Optional Step-Up Death
  Benefit Charge Rider):
  Units outstanding, December 31, 2015                                               --                   --                   --
  Unit fair value, December 31, 2015                                 $         1.710685   $         1.653598   $         1.382521

Commonwealth Annuity Advantage IV (with Optional No Withdrawal
  Charge Rider):
  Units outstanding, December 31, 2015                                           47,582               30,071               26,899
  Unit fair value, December 31, 2015                                 $         1.689090   $         1.632754   $         1.365096

Commonwealth Annuity Preferred Plus:
  Units outstanding, December 31, 2015                                          184,384              247,059              441,960
  Unit fair value, December 31, 2015                                 $         1.714435   $         1.653555   $         1.382823

Commonwealth Annuity Preferred Plus (with Optional Rider):
  Units outstanding, December 31, 2015                                               --                6,986                9,583
  Unit fair value, December 31, 2015                                 $         1.685605   $         1.625806   $         1.359589

Commonwealth Annuity Horizon:
  Units outstanding, December 31, 2015                                               --                5,873                1,701
  Unit fair value, December 31, 2015                                 $         1.958432   $         1.806415   $         1.868117

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

DECEMBER 31, 2015

                                                                                                                  OPPENHEIMER
                                                                                                                  CONSERVATIVE
                                                                         MFS(R) NEW        MFS(R) UTILITIES         BALANCED
                                                                      DISCOVERY SERIES      SERIES SERVICE      FUND/VA SERVICE
                                                                       SERVICE CLASS            CLASS              SHARES (a)
                                                                     ------------------   ------------------   ------------------
ASSETS:
Investments in shares of the Underlying Funds, at fair value         $          237,717   $          375,507   $          488,691
                                                                     ------------------   ------------------   ------------------
  Total assets                                                                  237,717              375,507              488,691

LIABILITIES:                                                                         --                   --                   --
                                                                     ------------------   ------------------   ------------------
  Net assets                                                         $          237,717   $          375,507   $          488,691
                                                                     ==================   ==================   ==================

NET ASSETS BY CATEGORY:
  Accumulation reserves                                                         237,717              375,507              488,691
  Payout reserves                                                                    --                   --                   --
                                                                     ------------------   ------------------   ------------------
                                                                     $          237,717   $          375,507   $          488,691
                                                                     ==================   ==================   ==================

Investments in shares of the Underlying Funds, at cost               $          281,780   $          453,899   $          408,850
Underlying Fund shares held                                                      16,451               14,931               34,222

Units outstanding and unit fair values by distribution category:
Commonwealth Annuity Advantage IV:
  Units outstanding, December 31, 2015                                           87,042              126,159              253,286
  Unit fair value, December 31, 2015                                 $         1.568339   $         1.449494   $         0.952297

Commonwealth Annuity Advantage IV (with Optional Step-Up Death
  Benefit Charge Rider):
  Units outstanding, December 31, 2015                                               --                   --                   --
  Unit fair value, December 31, 2015                                 $         1.550380   $         1.432933   $         0.936358

Commonwealth Annuity Advantage IV (with Optional No Withdrawal
  Charge Rider):
  Units outstanding, December 31, 2015                                            5,908               16,041               22,042
  Unit fair value, December 31, 2015                                 $         1.537047   $         1.420566   $         0.924539

Commonwealth Annuity Preferred Plus:
  Units outstanding, December 31, 2015                                           57,534              114,504              211,265
  Unit fair value, December 31, 2015                                 $         1.549740   $         1.434032   $         0.937119

Commonwealth Annuity Preferred Plus (with Optional Rider):
  Units outstanding, December 31, 2015                                               --                3,986                   --
  Unit fair value, December 31, 2015                                 $         1.531978   $         1.417612   $         0.921394

Commonwealth Annuity Horizon:
  Units outstanding, December 31, 2015                                            1,280                   --               20,563
  Unit fair value, December 31, 2015                                 $         2.314229   $         1.502848   $         1.416537

(a) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

DECEMBER 31, 2015

                                                                                                                  OPPENHEIMER
                                                                                             OPPENHEIMER          MAIN STREET
                                                                        OPPENHEIMER        GLOBAL STRATEGIC        SMALL CAP
                                                                       GLOBAL FUND/VA       INCOME FUND/VA         FUND(R)/VA
                                                                       SERVICE SHARES       SERVICE SHARES       SERVICE SHARES
                                                                     ------------------   ------------------   ------------------
ASSETS:
Investments in shares of the Underlying Funds, at fair value         $        1,147,307   $          967,079   $          673,856
                                                                     ------------------   ------------------   ------------------
  Total assets                                                                1,147,307              967,079              673,856

LIABILITIES:                                                                         --                   --                   --
                                                                     ------------------   ------------------   ------------------
  Net assets                                                         $        1,147,307   $          967,079   $          673,856
                                                                     ==================   ==================   ==================

NET ASSETS BY CATEGORY:
  Accumulation reserves                                                       1,147,307              967,079              673,856
  Payout reserves                                                                    --                   --                   --
                                                                     ------------------   ------------------   ------------------
                                                                     $        1,147,307   $          967,079   $          673,856
                                                                     ==================   ==================   ==================

Investments in shares of the Underlying Funds, at cost               $        1,031,211   $        1,063,981   $          744,102
Underlying Fund shares held                                                      30,522              193,416               32,012

Units outstanding and unit fair values by distribution category:
Commonwealth Annuity Advantage IV:
  Units outstanding, December 31, 2015                                          575,150              276,733              179,166
  Unit fair value, December 31, 2015                                 $         1.289929   $         1.243219   $         1.521846

Commonwealth Annuity Advantage IV (with Optional Step-Up Death
  Benefit Charge Rider):
  Units outstanding, December 31, 2015                                               --                   --                   --
  Unit fair value, December 31, 2015                                 $         1.268264   $         1.222346   $         1.496316

Commonwealth Annuity Advantage IV (with Optional No Withdrawal
  Charge Rider):
  Units outstanding, December 31, 2015                                           91,362                3,363               36,421
  Unit fair value, December 31, 2015                                 $         1.252292   $         1.206921   $         1.477446

Commonwealth Annuity Preferred Plus:
  Units outstanding, December 31, 2015                                          224,216              439,296              232,155
  Unit fair value, December 31, 2015                                 $         1.270338   $         1.222464   $         1.496341

Commonwealth Annuity Preferred Plus (with Optional Rider):
  Units outstanding, December 31, 2015                                               --                6,490                   --
  Unit fair value, December 31, 2015                                 $         1.248962   $         1.201962   $         1.471218

Commonwealth Annuity Horizon:
  Units outstanding, December 31, 2015                                            3,944               63,087                   --
  Unit fair value, December 31, 2015                                 $         1.562422   $         1.175471   $         1.763949

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

DECEMBER 31, 2015

                                                                                               PIONEER
                                                                          PIONEER              EMERGING         PIONEER MID CAP
                                                                     DISCIPLINED VALUE       MARKETS VCT           VALUE VCT
                                                                       VCT PORTFOLIO          PORTFOLIO            PORTFOLIO
                                                                          CLASS II             CLASS II             CLASS II
                                                                     ------------------   ------------------   ------------------
ASSETS:
Investments in shares of the Underlying Funds, at fair value         $          238,857   $          374,564   $          392,286
                                                                     ------------------   ------------------   ------------------
  Total assets                                                                  238,857              374,564              392,286

LIABILITIES:                                                                         --                   --                   --
                                                                     ------------------   ------------------   ------------------
  Net assets                                                         $          238,857   $          374,564   $          392,286
                                                                     ==================   ==================   ==================

NET ASSETS BY CATEGORY:
  Accumulation reserves                                                         238,857              374,564              392,286
  Payout reserves                                                                    --                   --                   --
                                                                     ------------------   ------------------   ------------------
                                                                     $          238,857   $          374,564   $          392,286
                                                                     ==================   ==================   ==================

Investments in shares of the Underlying Funds, at cost               $          256,002   $          589,638   $          401,883
Underlying Fund shares held                                                      21,480               24,904               20,978

Units outstanding and unit fair values by distribution category:
Commonwealth Annuity Advantage IV:
  Units outstanding, December 31, 2015                                          169,489              277,584              167,234
  Unit fair value, December 31, 2015                                 $         1.099611   $         0.535648   $         1.271730

Commonwealth Annuity Advantage IV (with Optional Step-Up Death
  Benefit Charge Rider):
  Units outstanding, December 31, 2015                                               --                   --                   --
  Unit fair value, December 31, 2015                                 $         1.081168   $         0.526635   $         1.250379

Commonwealth Annuity Advantage IV (with Optional No Withdrawal
  Charge Rider):
  Units outstanding, December 31, 2015                                               --               44,532               62,810
  Unit fair value, December 31, 2015                                 $         1.067517   $         0.520002   $         1.234634

Commonwealth Annuity Preferred Plus:
  Units outstanding, December 31, 2015                                           48,575              381,986               81,859
  Unit fair value, December 31, 2015                                 $         1.080483   $         0.527782   $         1.246751

Commonwealth Annuity Preferred Plus (with Optional Rider):
  Units outstanding, December 31, 2015                                               --                   --                    3
  Unit fair value, December 31, 2015                                 $         1.062329   $         0.518921   $         1.225814

Commonwealth Annuity Horizon:
  Units outstanding, December 31, 2015                                               --                1,665                   --
  Unit fair value, December 31, 2015                                 $         1.447229   $         0.669239   $         1.514223

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

DECEMBER 31, 2015

                                                                       PIONEER SELECT
                                                                       MID CAP GROWTH
                                                                       VCT PORTFOLIO
                                                                          CLASS I
                                                                     ------------------
ASSETS:
Investments in shares of the Underlying Funds, at fair value         $          729,593
                                                                     ------------------
  Total assets                                                                  729,593

LIABILITIES:                                                                         --
                                                                     ------------------
  Net assets                                                         $          729,593
                                                                     ==================

NET ASSETS BY CATEGORY:
  Accumulation reserves                                                         729,593
  Payout reserves                                                                    --
                                                                     ------------------
                                                                     $          729,593
                                                                     ==================

Investments in shares of the Underlying Funds, at cost               $          669,413
Underlying Fund shares held                                                      27,943

Units outstanding and unit fair values by distribution category:
Commonwealth Annuity Advantage IV:
  Units outstanding, December 31, 2015                                          282,755
  Unit fair value, December 31, 2015                                 $         1.571238

Commonwealth Annuity Advantage IV (with Optional Step-Up Death
  Benefit Charge Rider):
  Units outstanding, December 31, 2015                                               --
  Unit fair value, December 31, 2015                                 $         1.544909

Commonwealth Annuity Advantage IV (with Optional No Withdrawal
  Charge Rider):
  Units outstanding, December 31, 2015                                           73,241
  Unit fair value, December 31, 2015                                 $         1.525366

Commonwealth Annuity Preferred Plus:
  Units outstanding, December 31, 2015                                          109,294
  Unit fair value, December 31, 2015                                 $         1.543758

Commonwealth Annuity Preferred Plus (with Optional Rider):
  Units outstanding, December 31, 2015                                            3,212
  Unit fair value, December 31, 2015                                 $         1.517860

Commonwealth Annuity Horizon:
  Units outstanding, December 31, 2015                                               --
  Unit fair value, December 31, 2015                                 $         1.717130

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2015

                                        AB VPS              AB VPS          AB VPS SMALL          AB VPS            FIDELITY VIP
                                     INTERMEDIATE       INTERNATIONAL        CAP GROWTH        SMALL/MID CAP       CONTRAFUND(R)
                                    BOND PORTFOLIO     VALUE PORTFOLIO       PORTFOLIO        VALUE PORTFOLIO        PORTFOLIO
                                      CLASS B (a)        CLASS B (a)        CLASS B (a)         CLASS B (a)       SERVICE CLASS 2
                                   -----------------   ----------------   ----------------   -----------------   ------------------
INVESTMENT INCOME:
  Dividends                        $          24,234   $          4,810   $             --   $           4,613   $           18,370

EXPENSES:
  Mortality and expense risk fees              9,795              2,883              6,966              11,042               26,830
  Administrative expense fees                  1,167                334                806               1,256                3,224
                                   -----------------   ----------------   ----------------   -----------------   ------------------
    Total expenses                            10,962              3,217              7,772              12,298               30,054
                                   -----------------   ----------------   ----------------   -----------------   ------------------

    Net investment income (loss)              13,272              1,593             (7,772)             (7,685)             (11,684)
                                   -----------------   ----------------   ----------------   -----------------   ------------------

REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:
  Capital gain distributions                  21,561                 --             95,029             141,931              176,823
  Net realized gain (loss) from
    sales of investments                      (6,254)              (895)               (27)            (31,154)              34,340
                                   -----------------   ----------------   ----------------   -----------------   ------------------
    Net realized gain (loss)                  15,307               (895)            95,002             110,777              211,163
  Change in unrealized gain (loss)           (41,862)            (2,652)          (101,370)           (164,887)            (224,772)
                                   -----------------   ----------------   ----------------   -----------------   ------------------
    Net realized and unrealized
      gain (loss)                            (26,555)            (3,547)            (6,368)            (54,110)             (13,609)
                                   -----------------   ----------------   ----------------   -----------------   ------------------
    Net increase (decrease) in
      net assets from operations   $         (13,283)  $         (1,954)  $        (14,140)  $         (61,795)  $          (25,293)
                                   =================   ================   ================   =================   ==================

(a)  Name change.  See Note 1.

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

FOR THE YEAR ENDED DECEMBER 31, 2015

                                     FIDELITY VIP        FIDELITY VIP       FIDELITY VIP       FIDELITY VIP         FIDELITY VIP
                                   DISCIPLINED SMALL    EQUITY-INCOME       FREEDOM 2005       FREEDOM 2010         FREEDOM 2015
                                     CAP PORTFOLIO        PORTFOLIO          PORTFOLIO           PORTFOLIO           PORTFOLIO
                                    SERVICE CLASS 2    SERVICE CLASS 2    SERVICE CLASS 2     SERVICE CLASS 2     SERVICE CLASS 2
                                   -----------------   ----------------   ----------------   -----------------   ------------------
INVESTMENT INCOME:
  Dividends                        $             678   $         35,824   $             27   $             719   $            4,829

EXPENSES:
  Mortality and expense risk fees              2,123             15,967                 13                 957                5,387
  Administrative expense fees                    264              1,919                  2                  98                  603
                                   -----------------   ----------------   ----------------   -----------------   ------------------
    Total expenses                             2,387             17,886                 15               1,055                5,990
                                   -----------------   ----------------   ----------------   -----------------   ------------------

    Net investment income (loss)              (1,709)            17,938                 12                (336)              (1,161)
                                   -----------------   ----------------   ----------------   -----------------   ------------------

REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:
  Capital gain distributions                     350            121,365                  3                 138                1,804
  Net realized gain (loss) from
    sales of investments                       2,105            (53,826)                 1                (324)              13,501
                                   -----------------   ----------------   ----------------   -----------------   ------------------
    Net realized gain (loss)                   2,455             67,539                  4                (186)              15,305
  Change in unrealized gain (loss)            (7,908)          (175,958)               (59)             (1,446)             (20,575)
                                   -----------------   ----------------   ----------------   -----------------   ------------------
    Net realized and unrealized
      gain (loss)                             (5,453)          (108,419)               (55)             (1,632)              (5,270)
                                   -----------------   ----------------   ----------------   -----------------   ------------------
    Net increase (decrease) in
      net assets from operations   $          (7,162)  $        (90,481)  $            (43)  $          (1,968)  $           (6,431)
                                   =================   ================   ================   =================   ==================

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

FOR THE YEAR ENDED DECEMBER 31, 2015

                                     FIDELITY VIP        FIDELITY VIP       FIDELITY VIP       FIDELITY VIP         FIDELITY VIP
                                     FREEDOM 2020        FREEDOM 2025       FREEDOM 2030       FREEDOM 2035         FREEDOM 2040
                                       PORTFOLIO          PORTFOLIO          PORTFOLIO           PORTFOLIO           PORTFOLIO
                                    SERVICE CLASS 2    SERVICE CLASS 2    SERVICE CLASS 2     SERVICE CLASS 2     SERVICE CLASS 2
                                   -----------------   ----------------   ----------------   -----------------   ------------------
INVESTMENT INCOME:
  Dividends                        $          14,106   $          6,021   $          5,929   $           6,902   $           15,080

EXPENSES:
  Mortality and expense risk fees              9,204              4,867              5,213               6,204               10,641
  Administrative expense fees                  1,321                570                598                 715                1,356
                                   -----------------   ----------------   ----------------   -----------------   ------------------
    Total expenses                            10,525              5,437              5,811               6,919               11,997
                                   -----------------   ----------------   ----------------   -----------------   ------------------

    Net investment income (loss)               3,581                584                118                 (17)               3,083
                                   -----------------   ----------------   ----------------   -----------------   ------------------

REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:
  Capital gain distributions                   3,800              2,047              2,110               2,451                6,344
  Net realized gain (loss) from
    sales of investments                       4,636              8,890              3,059              23,886                  566
                                   -----------------   ----------------   ----------------   -----------------   ------------------
    Net realized gain (loss)                   8,436             10,937              5,169              26,337                6,910
  Change in unrealized gain (loss)           (25,379)           (17,044)           (13,735)            (35,532)             (42,551)
                                   -----------------   ----------------   ----------------   -----------------   ------------------
    Net realized and unrealized
      gain (loss)                            (16,943)            (6,107)            (8,566)             (9,195)             (35,641)
                                   -----------------   ----------------   ----------------   -----------------   ------------------
    Net increase (decrease) in
      net assets from operations   $         (13,362)  $         (5,523)  $         (8,448)  $          (9,212)  $          (32,558)
                                   =================   ================   ================   =================   ==================

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

FOR THE YEAR ENDED DECEMBER 31, 2015

                                                                                               FIDELITY VIP
                                     FIDELITY VIP        FIDELITY VIP       FIDELITY VIP          GROWTH
                                     FREEDOM 2045        FREEDOM 2050      FREEDOM INCOME      OPPORTUNITIES     FIDELITY VIP INDEX
                                       PORTFOLIO          PORTFOLIO          PORTFOLIO           PORTFOLIO         500 PORTFOLIO
                                    SERVICE CLASS 2    SERVICE CLASS 2    SERVICE CLASS 2     SERVICE CLASS 2     SERVICE CLASS 2
                                   -----------------   ----------------   ----------------   -----------------   ------------------
INVESTMENT INCOME:
  Dividends                        $             765   $          1,947   $            557   $              27   $           26,948

EXPENSES:
  Mortality and expense risk fees                621              1,576                778              12,220               15,760
  Administrative expense fees                     76                199                107               1,420                2,011
                                   -----------------   ----------------   ----------------   -----------------   ------------------
    Total expenses                               697              1,775                885              13,640               17,771
                                   -----------------   ----------------   ----------------   -----------------   ------------------

    Net investment income (loss)                  68                172               (328)            (13,613)               9,177
                                   -----------------   ----------------   ----------------   -----------------   ------------------

REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:
  Capital gain distributions                     274                830                 64              95,244                  685
  Net realized gain (loss) from
    sales of investments                       1,488              1,220              5,699              21,252               24,134
                                   -----------------   ----------------   ----------------   -----------------   ------------------
    Net realized gain (loss)                   1,762              2,050              5,763             116,496               24,819
  Change in unrealized gain (loss)            (2,629)            (4,763)            (4,231)            (68,927)             (38,938)
                                   -----------------   ----------------   ----------------   -----------------   ------------------
    Net realized and unrealized
      gain (loss)                               (867)            (2,713)             1,532              47,569              (14,119)
                                   -----------------   ----------------   ----------------   -----------------   ------------------
    Net increase (decrease) in
      net assets from operations   $            (799)  $         (2,541)  $          1,204   $          33,956   $           (4,942)
                                   =================   ================   ================   =================   ==================

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

FOR THE YEAR ENDED DECEMBER 31, 2015

                                                                                                                  FT VIP FRANKLIN
                                                         FIDELITY VIP       FIDELITY VIP                           MUTUAL GLOBAL
                                   FIDELITY VIP MID        OVERSEAS       STRATEGIC INCOME    FT VIP FRANKLIN      DISCOVERY VIP
                                     CAP PORTFOLIO        PORTFOLIO          PORTFOLIO        INCOME VIP FUND           FUND
                                    SERVICE CLASS 2    SERVICE CLASS 2    SERVICE CLASS 2         CLASS 2             CLASS 2
                                   -----------------   ----------------   ----------------   -----------------   ------------------
INVESTMENT INCOME:
  Dividends                        $           2,127   $          1,472   $         29,006   $         175,741   $           38,560

EXPENSES:
  Mortality and expense risk fees             11,133                650             13,345              49,242               16,649
  Administrative expense fees                  1,351                 74              1,717               5,763                2,038
                                   -----------------   ----------------   ----------------   -----------------   ------------------
    Total expenses                            12,484                724             15,062              55,005               18,687
                                   -----------------   ----------------   ----------------   -----------------   ------------------

    Net investment income (loss)             (10,357)               748             13,944             120,736               19,873
                                   -----------------   ----------------   ----------------   -----------------   ------------------

REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:
  Capital gain distributions                 104,578                130              2,484                  --               77,609
  Net realized gain (loss) from
    sales of investments                      (9,262)                 6             (3,803)              6,580                  236
                                   -----------------   ----------------   ----------------   -----------------   ------------------
    Net realized gain (loss)                  95,316                136             (1,319)              6,580               77,845
  Change in unrealized gain (loss)          (117,975)            (1,335)           (49,351)           (457,579)            (169,382)
                                   -----------------   ----------------   ----------------   -----------------   ------------------
    Net realized and unrealized
      gain (loss)                            (22,659)            (1,199)           (50,670)           (450,999)             (91,537)
                                   -----------------   ----------------   ----------------   -----------------   ------------------
    Net increase (decrease) in
      net assets from operations   $         (33,016)  $           (451)  $        (36,726)  $        (330,263)  $          (71,664)
                                   =================   ================   ================   =================   ==================

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

FOR THE YEAR ENDED DECEMBER 31, 2015

                                                                                               GOLDMAN SACHS       GOLDMAN SACHS
                                    FT VIP FRANKLIN    FT VIP FRANKLIN         FT VIP            BALANCED          EQUITY GROWTH
                                     MUTUAL SHARES     SMALL CAP VALUE       TEMPLETON           STRATEGY             STRATEGY
                                       VIP FUND            VIP FUND       GROWTH VIP FUND        PORTFOLIO           PORTFOLIO
                                        CLASS 2            CLASS 2            CLASS 2             CLASS A             CLASS A
                                   -----------------   ----------------   ----------------   -----------------   ------------------
INVESTMENT INCOME:
  Dividends                        $           9,063   $          4,843   $          8,004   $          58,571   $            2,451

EXPENSES:
  Mortality and expense risk fees              3,655             10,096              3,742              15,295                3,201
  Administrative expense fees                    430              1,177                437               1,781                  403
                                   -----------------   ----------------   ----------------   -----------------   ------------------
    Total expenses                             4,085             11,273              4,179              17,076                3,604
                                   -----------------   ----------------   ----------------   -----------------   ------------------

    Net investment income (loss)               4,978             (6,430)             3,825              41,495               (1,153)
                                   -----------------   ----------------   ----------------   -----------------   ------------------

REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:
  Capital gain distributions                  19,997            111,381                 --                  --                   --
  Net realized gain (loss) from
    sales of investments                       1,094                610              1,103              12,432               41,999
                                   -----------------   ----------------   ----------------   -----------------   ------------------
    Net realized gain (loss)                  21,091            111,991              1,103              12,432               41,999
  Change in unrealized gain (loss)           (45,257)          (174,043)           (30,749)            (82,114)             (40,634)
                                   -----------------   ----------------   ----------------   -----------------   ------------------
    Net realized and unrealized
      gain (loss)                            (24,166)           (62,052)           (29,646)            (69,682)               1,365
                                   -----------------   ----------------   ----------------   -----------------   ------------------
    Net increase (decrease) in
      net assets from operations   $         (19,188)  $        (68,482)  $        (25,821)  $         (28,187)  $              212
                                   =================   ================   ================   =================   ==================

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

FOR THE YEAR ENDED DECEMBER 31, 2015

                                     GOLDMAN SACHS                         GOLDMAN SACHS                           GOLDMAN SACHS
                                      GROWTH AND        GOLDMAN SACHS      INTERNATIONAL       GOLDMAN SACHS         TECHNOLOGY
                                    INCOME STRATEGY    GROWTH STRATEGY      REAL ESTATE         REAL ESTATE        OPPORTUNITIES
                                       PORTFOLIO          PORTFOLIO       SECURITIES FUND     SECURITIES FUND           FUND
                                        CLASS A            CLASS A            CLASS A             CLASS A           CLASS A (a)
                                   -----------------   ----------------   ----------------   -----------------   ------------------
INVESTMENT INCOME:
  Dividends                        $          32,782   $         12,418   $          2,354   $           4,615   $               --

EXPENSES:
  Mortality and expense risk fees             12,653             10,383              1,333               3,592               11,719
  Administrative expense fees                  1,566              1,280                159                 425                1,364
                                   -----------------   ----------------   ----------------   -----------------   ------------------
    Total expenses                            14,219             11,663              1,492               4,017               13,083
                                   -----------------   ----------------   ----------------   -----------------   ------------------

    Net investment income (loss)              18,563                755                862                 598              (13,083)
                                   -----------------   ----------------   ----------------   -----------------   ------------------

REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:
  Capital gain distributions                      --                 --                 --               7,439               60,876
  Net realized gain (loss) from
    sales of investments                      81,883             65,229             (4,370)              2,221               50,572
                                   -----------------   ----------------   ----------------   -----------------   ------------------
    Net realized gain (loss)                  81,883             65,229             (4,370)              9,660              111,448
  Change in unrealized gain (loss)          (114,242)           (76,789)            (3,115)            (11,709)             (65,989)
                                   -----------------   ----------------   ----------------   -----------------   ------------------
    Net realized and unrealized
      gain (loss)                            (32,359)           (11,560)            (7,485)             (2,049)              45,459
                                   -----------------   ----------------   ----------------   -----------------   ------------------
    Net increase (decrease) in
      net assets from operations   $         (13,796)  $        (10,805)  $         (6,623)  $          (1,451)  $           32,376
                                   =================   ================   ================   =================   ==================

(a)  Name change.  See Note 1.

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

FOR THE YEAR ENDED DECEMBER 31, 2015

                                                                           GOLDMAN SACHS
                                                                             VIT GLOBAL        GOLDMAN SACHS        GOLDMAN SACHS
                                     GOLDMAN SACHS      GOLDMAN SACHS          TRENDS           VIT GROWTH        VIT HIGH QUALITY
                                    VIT CORE FIXED     VIT EQUITY INDEX   ALLOCATION FUND      OPPORTUNITIES       FLOATING RATE
                                      INCOME FUND            FUND             SERVICE              FUND                 FUND
                                    SERVICE SHARES      SERVICE SHARES       SHARES (a)       SERVICE SHARES       SERVICE SHARES
                                   -----------------   ----------------   ----------------   -----------------   ------------------
INVESTMENT INCOME:
  Dividends                        $          25,580   $          6,024   $             20   $              --   $            4,013

EXPENSES:
  Mortality and expense risk fees             13,951              4,511                275               4,737               11,605
  Administrative expense fees                  1,600                512                 36                 560                1,378
                                   -----------------   ----------------   ----------------   -----------------   ------------------
    Total expenses                            15,551              5,023                311               5,297               12,983
                                   -----------------   ----------------   ----------------   -----------------   ------------------

    Net investment income (loss)              10,029              1,001               (291)             (5,297)              (8,970)
                                   -----------------   ----------------   ----------------   -----------------   ------------------

REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:
  Capital gain distributions                      --             18,741                503              27,144                   --
  Net realized gain (loss) from
    sales of investments                       2,610              6,703                (13)              4,702               (3,637)
                                   -----------------   ----------------   ----------------   -----------------   ------------------
    Net realized gain (loss)                   2,610             25,444                490              31,846               (3,637)
  Change in unrealized gain (loss)           (25,380)           (32,988)            (1,889)            (50,464)              (3,967)
                                   -----------------   ----------------   ----------------   -----------------   ------------------
    Net realized and unrealized
      gain (loss)                            (22,770)            (7,544)            (1,399)            (18,618)              (7,604)
                                   -----------------   ----------------   ----------------   -----------------   ------------------
    Net increase (decrease) in
      net assets from operations   $         (12,741)  $         (6,543)  $         (1,690)  $         (23,915)  $          (16,574)
                                   =================   ================   ================   =================   ==================

(a)  Name change.  See Note 1.

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

FOR THE YEAR ENDED DECEMBER 31, 2015

                                                                                               GOLDMAN SACHS
                                     GOLDMAN SACHS      GOLDMAN SACHS      GOLDMAN SACHS       VIT SMALL CAP       GOLDMAN SACHS
                                     VIT LARGE CAP       VIT MID CAP         VIT MONEY        EQUITY INSIGHTS      VIT STRATEGIC
                                      VALUE FUND          VALUE FUND        MARKET FUND            FUND             GROWTH FUND
                                    SERVICE SHARES      SERVICE SHARES     SERVICE SHARES     SERVICE SHARES       SERVICE SHARES
                                   -----------------   ----------------   ----------------   -----------------   ------------------
INVESTMENT INCOME:
  Dividends                        $           1,672   $            219   $            560   $              30   $              246

EXPENSES:
  Mortality and expense risk fees              1,788              1,635            122,232               1,417                2,747
  Administrative expense fees                    231                196             13,946                 172                  332
                                   -----------------   ----------------   ----------------   -----------------   ------------------
    Total expenses                             2,019              1,831            136,178               1,589                3,079
                                   -----------------   ----------------   ----------------   -----------------   ------------------

    Net investment income (loss)                (347)            (1,612)          (135,618)             (1,559)              (2,833)
                                   -----------------   ----------------   ----------------   -----------------   ------------------

REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:
  Capital gain distributions                  16,383             13,998                 --              13,098               13,955
  Net realized gain (loss) from
    sales of investments                         635             (2,137)                --              (1,120)               1,420
                                   -----------------   ----------------   ----------------   -----------------   ------------------
    Net realized gain (loss)                  17,018             11,861                 --              11,978               15,375
  Change in unrealized gain (loss)           (26,346)           (27,377)                --             (16,038)              (8,843)
                                   -----------------   ----------------   ----------------   -----------------   ------------------
    Net realized and unrealized
      gain (loss)                             (9,328)           (15,516)                --              (4,060)               6,532
                                   -----------------   ----------------   ----------------   -----------------   ------------------
    Net increase (decrease) in
      net assets from operations   $          (9,675)  $        (17,128)  $       (135,618)  $          (5,619)  $            3,699
                                   =================   ================   ================   =================   ==================

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

FOR THE YEAR ENDED DECEMBER 31, 2015

                                     GOLDMAN SACHS
                                     VIT STRATEGIC      GOLDMAN SACHS       INVESCO V.I.                            INVESCO V.I.
                                     INTERNATIONAL     VIT U.S. EQUITY        AMERICAN       INVESCO V.I. CORE     GLOBAL HEALTH
                                      EQUITY FUND       INSIGHTS FUND      FRANCHISE FUND       EQUITY FUND          CARE FUND
                                    SERVICE SHARES      SERVICE SHARES    SERIES II SHARES   SERIES II SHARES     SERIES II SHARES
                                   -----------------   ----------------   ----------------   -----------------   ------------------
INVESTMENT INCOME:
  Dividends                        $           1,735   $          2,050   $             --   $           2,976   $               --

EXPENSES:
  Mortality and expense risk fees              1,488              5,707                197               4,176               18,775
  Administrative expense fees                    181                651                 25                 509                2,162
                                   -----------------   ----------------   ----------------   -----------------   ------------------
    Total expenses                             1,669              6,358                222               4,685               20,937
                                   -----------------   ----------------   ----------------   -----------------   ------------------

    Net investment income (loss)                  66             (4,308)              (222)             (1,709)             (20,937)
                                   -----------------   ----------------   ----------------   -----------------   ------------------

REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:
  Capital gain distributions                      --             11,199                100              33,991               99,768
  Net realized gain (loss)
    from sales of investments                    231             16,268                206              17,681              133,473
                                   -----------------   ----------------   ----------------   -----------------   ------------------
    Net realized gain (loss)                     231             27,467                306              51,672              233,241
  Change in unrealized gain (loss)            (1,098)           (45,759)               669             (73,265)            (199,585)
                                   -----------------   ----------------   ----------------   -----------------   ------------------
    Net realized and unrealized
      gain (loss)                               (867)           (18,292)               975             (21,593)              33,656
                                   -----------------   ----------------   ----------------   -----------------   ------------------
    Net increase (decrease) in
      net assets from operations   $            (801)  $        (22,600)  $            753   $         (23,302)  $           12,719
                                   =================   ================   ================   =================   ==================

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

FOR THE YEAR ENDED DECEMBER 31, 2015

                                   INVESCO V.I. MID      JANUS ASPEN                            JANUS ASPEN
                                    CAP CORE EQUITY       ENTERPRISE        JANUS ASPEN       PERKINS MID CAP        MFS(R)NEW
                                         FUND             PORTFOLIO       FORTY PORTFOLIO     VALUE PORTFOLIO     DISCOVERY SERIES
                                   SERIES II SHARES     SERVICE SHARES     SERVICE SHARES     SERVICE SHARES       SERVICE CLASS
                                   -----------------   ----------------   ----------------   -----------------   ------------------
INVESTMENT INCOME:
  Dividends                        $               5   $          2,827   $             --   $          10,349   $               --

EXPENSES:
  Mortality and expense risk fees                 93              6,815              8,620              12,773                3,107
  Administrative expense fees                     11                790              1,030               1,492                  377
                                   -----------------   ----------------   ----------------   -----------------   ------------------
    Total expenses                               104              7,605              9,650              14,265                3,484
                                   -----------------   ----------------   ----------------   -----------------   ------------------

    Net investment income (loss)                 (99)            (4,778)            (9,650)             (3,916)              (3,484)
                                   -----------------   ----------------   ----------------   -----------------   ------------------

REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:
  Capital gain distributions                     434             55,316            135,270              95,654                8,380
  Net realized gain (loss) from
    sales of investments                          89              7,054             (7,784)              1,074               (4,254)
                                   -----------------   ----------------   ----------------   -----------------   ------------------
    Net realized gain (loss)                     523             62,370            127,486              96,728                4,126
  Change in unrealized gain (loss)              (706)           (55,355)           (60,640)           (144,116)              (8,897)
                                   -----------------   ----------------   ----------------   -----------------   ------------------
    Net realized and unrealized
      gain (loss)                               (183)             7,015             66,846             (47,388)              (4,771)
                                   -----------------   ----------------   ----------------   -----------------   ------------------
    Net increase (decrease) in
      net assets from operations   $            (282)  $          2,237   $         57,196   $         (51,304)  $           (8,255)
                                   =================   ================   ================   =================   ==================

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

FOR THE YEAR ENDED DECEMBER 31, 2015

                                                         OPPENHEIMER                                                OPPENHEIMER
                                                         CONSERVATIVE                          OPPENHEIMER          MAIN STREET
                                    MFS(R)UTILITIES        BALANCED         OPPENHEIMER      GLOBAL STRATEGIC        SMALL CAP
                                        SERIES         FUND/VA SERVICE     GLOBAL FUND/VA     INCOME FUND/VA         FUND(R)/VA
                                     SERVICE CLASS        SHARES (a)       SERVICE SHARES     SERVICE SHARES       SERVICE SHARES
                                   -----------------   ----------------   ----------------   -----------------   ------------------
INVESTMENT INCOME:
  Dividends                        $          24,084   $         11,114   $         10,830   $          54,539   $            4,423

EXPENSES:
  Mortality and expense risk fees              7,006              6,483             13,120              13,035                8,665
  Administrative expense fees                    829                789              1,594               1,631                1,009
                                   -----------------   ----------------   ----------------   -----------------   ------------------
    Total expenses                             7,835              7,272             14,714              14,666                9,674
                                   -----------------   ----------------   ----------------   -----------------   ------------------

    Net investment income (loss)              16,249              3,842             (3,884)             39,873               (5,251)
                                   -----------------   ----------------   ----------------   -----------------   ------------------

REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
  Capital gain distributions                  42,270                 --             66,719                  --              102,457
  Net realized gain (loss) from
    sales of investments                     (26,319)            19,227             23,748             (14,711)             (15,760)
                                   -----------------   ----------------   ----------------   -----------------   ------------------
    Net realized gain (loss)                  15,951             19,227             90,467             (14,711)              86,697
  Change in unrealized gain (loss)          (118,949)           (28,276)           (70,060)            (62,945)            (140,886)
                                   -----------------   ----------------   ----------------   -----------------   ------------------
    Net realized and unrealized
      gain (loss)                           (102,998)            (9,049)            20,407             (77,656)             (54,189)
                                   -----------------   ----------------   ----------------   -----------------   ------------------
    Net increase (decrease) in
      net assets from operations   $         (86,749)  $         (5,207)  $         16,523   $         (37,783)  $          (59,440)
                                   =================   ================   ================   =================   ==================

(a)  Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

FOR THE YEAR ENDED DECEMBER 31, 2015

                                                             PIONEER
                                         PIONEER             EMERGING         PIONEER MID CAP       PIONEER SELECT
                                    DISCIPLINED VALUE      MARKETS VCT           VALUE VCT          MID CAP GROWTH
                                      VCT PORTFOLIO         PORTFOLIO            PORTFOLIO           VCT PORTFOLIO
                                         CLASS II            CLASS II             CLASS II              CLASS I
                                   ------------------   ------------------   ------------------   ------------------
INVESTMENT INCOME:
  Dividends                        $            1,796   $           20,109   $            2,414   $               --

EXPENSES:
  Mortality and expense risk fees               2,878                6,383                5,462                9,984
  Administrative expense fees                     360                  752                  642                1,194
                                   ------------------   ------------------   ------------------   ------------------
    Total expenses                              3,238                7,135                6,104               11,178
                                   ------------------   ------------------   ------------------   ------------------

    Net investment income (loss)               (1,442)              12,974               (3,690)             (11,178)
                                   ------------------   ------------------   ------------------   ------------------

REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:
  Capital gain distributions                   38,679               75,084               50,092               88,334
  Net realized gain (loss) from
    sales of investments                         (686)             (63,586)              (1,740)               7,708
                                   ------------------   ------------------   ------------------   ------------------
    Net realized gain (loss)                   37,993               11,498               48,352               96,042
  Change in unrealized gain (loss)            (53,635)            (109,874)             (79,693)             (83,421)
                                   ------------------   ------------------   ------------------   ------------------
    Net realized and unrealized
      gain (loss)                             (15,642)             (98,376)             (31,341)              12,621
                                   ------------------   ------------------   ------------------   ------------------
    Net increase (decrease) in
      net assets from operations   $          (17,084)  $          (85,402)  $          (35,031)  $            1,443
                                   ==================   ==================   ==================   ==================

The accompanying notes are an integral part of these financial statements.


COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31,

                                       AB VPS INTERMEDIATE BOND       AB VPS INTERNATIONAL VALUE       AB VPS SMALL CAP GROWTH
                                              PORTFOLIO                        PORTFOLIO                      PORTFOLIO
                                             CLASS B (a)                      CLASS B (a)                    CLASS B (a)
                                    ------------------------------  ------------------------------  ------------------------------
                                         2015            2014            2015            2014            2015            2014
                                    --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)      $       13,272  $       11,391  $        1,593  $        3,019  $       (7,772) $       (8,451)
  Net realized gain (loss)                  15,307         (13,468)           (895)          1,728          95,002          66,035
  Change in unrealized gain (loss)         (41,862)         30,325          (2,652)        (17,803)       (101,370)        (80,263)
                                    --------------  --------------  --------------  --------------  --------------  --------------
  Net increase (decrease) in net
    assets from operations                 (13,283)         28,248          (1,954)        (13,056)        (14,140)        (22,679)
                                    --------------  --------------  --------------  --------------  --------------  --------------

FROM CONTRACT TRANSACTIONS:
  Net purchase payments                     43,873          54,579           7,743          12,232           1,292           2,831
  Withdrawals                              (39,888)        (23,471)         (5,620)         (2,625)        (22,630)        (26,677)
  Contract benefits                        (12,743)         (3,816)             --              --              --              --
  Contract charges                            (417)           (377)           (106)            (98)           (358)           (403)
  Transfers                                207,496           6,603          48,959         (17,307)        (31,777)        (48,796)
  Other transfers from (to) the
    General Account                          4,258          21,516             649           6,632             728             174
                                    --------------  --------------  --------------  --------------  --------------  --------------
  Net increase (decrease) in net
    assets from Contract
    transactions                           202,579          55,034          51,625          (1,166)        (52,745)        (72,871)
                                    --------------  --------------  --------------  --------------  --------------  --------------
  Net increase (decrease) in net
    assets                                 189,296          83,282          49,671         (14,222)        (66,885)        (95,550)

NET ASSETS:
  Beginning of year                        674,335         591,053         153,566         167,788         537,969         633,519
                                    --------------  --------------  --------------  --------------  --------------  --------------
  End of year                       $      863,631  $      674,335  $      203,237  $      153,566  $      471,084  $      537,969
                                    ==============  ==============  ==============  ==============  ==============  ==============

(a) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

FOR THE YEARS ENDED DECEMBER 31,

                                         AB VPS SMALL/MID CAP         FIDELITY VIP CONTRAFUND(R)       FIDELITY VIP DISCIPLINED
                                           VALUE PORTFOLIO                     PORTFOLIO                 SMALL CAP PORTFOLIO
                                             CLASS B (a)                    SERVICE CLASS 2                SERVICE CLASS 2
                                    ------------------------------  ------------------------------  ------------------------------
                                         2015            2014            2015            2014            2015            2014
                                    --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)      $       (7,685) $      (10,909) $      (11,684) $       (9,269) $       (1,709) $       (1,819)
  Net realized gain (loss)                 110,777         191,302         211,163         125,401           2,455          12,062
  Change in unrealized gain (loss)        (164,887)       (154,710)       (224,772)         42,772          (7,908)         (4,825)
                                    --------------  --------------  --------------  --------------  --------------  --------------
  Net increase (decrease) in net
    assets from operations                 (61,795)         25,683         (25,293)        158,904          (7,162)          5,418
                                    --------------  --------------  --------------  --------------  --------------  --------------

FROM CONTRACT TRANSACTIONS:
  Net purchase payments                     70,915          50,494         325,883         260,421          32,066          39,622
  Withdrawals                              (40,487)        (73,066)        (72,678)        (36,230)           (252)            (83)
  Contract benefits                        (17,124)             --              --              --          (5,765)             --
  Contract charges                            (210)           (285)           (924)           (764)           (165)           (142)
  Transfers                               (225,166)       (668,000)         (5,937)         20,009          (5,123)          2,845
  Other transfers from (to) the
    General Account                         42,130          19,706          77,127          94,627           9,766           9,831
                                    --------------  --------------  --------------  --------------  --------------  --------------
  Net increase (decrease) in net
    assets from Contract
    transactions                          (169,942)       (671,151)        323,471         338,063          30,527          52,073
                                    --------------  --------------  --------------  --------------  --------------  --------------
  Net increase (decrease) in net
    assets                                (231,737)       (645,468)        298,178         496,967          23,365          57,491

NET ASSETS:
  Beginning of year                        873,512       1,518,980       1,938,638       1,441,671         158,186         100,695
                                    --------------  --------------  --------------  --------------  --------------  --------------
  End of year                       $      641,775  $      873,512  $    2,236,816  $    1,938,638  $      181,551  $      158,186
                                    ==============  ==============  ==============  ==============  ==============  ==============

(a) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

FOR THE YEARS ENDED DECEMBER 31,

                                      FIDELITY VIP EQUITY-INCOME       FIDELITY VIP FREEDOM 2005      FIDELITY VIP FREEDOM 2010
                                              PORTFOLIO                        PORTFOLIO                      PORTFOLIO
                                           SERVICE CLASS 2                  SERVICE CLASS 2                SERVICE CLASS 2
                                    ------------------------------  ------------------------------  ------------------------------
                                         2015            2014            2015            2014            2015            2014
                                    --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)      $       17,938  $       12,724  $           12  $            1  $         (336) $          309
  Net realized gain (loss)                  67,539          48,663               4               9            (186)            311
  Change in unrealized gain (loss)        (175,958)          7,888             (59)             11          (1,446)            676
                                    --------------  --------------  --------------  --------------  --------------  --------------
  Net increase (decrease) in net
    assets from operations                 (90,481)         69,275             (43)             21          (1,968)          1,296
                                    --------------  --------------  --------------  --------------  --------------  --------------

FROM CONTRACT TRANSACTIONS:
  Net purchase payments                    147,258         141,588             143             128             310             411
  Withdrawals                              (35,293)       (123,306)             --              --              --              --
  Contract benefits                        (10,169)         (2,066)             --              --              --              --
  Contract charges                            (453)           (377)            (22)             (5)            (22)            (23)
  Transfers                               (128,697)       (393,054)            706              --         (26,383)         68,137
  Other transfers from (to) the
    General Account                         36,131          87,965              --              --            (116)             --
                                    --------------  --------------  --------------  --------------  --------------  --------------
  Net increase (decrease) in net
    assets from Contract
    transactions                             8,777        (289,250)            827             123         (26,211)         68,525
                                    --------------  --------------  --------------  --------------  --------------  --------------
  Net increase (decrease) in net
    assets                                 (81,704)       (219,975)            784             144         (28,179)         69,821

NET ASSETS:
  Beginning of year                      1,224,164       1,444,139             840             696          72,127           2,306
                                    --------------  --------------  --------------  --------------  --------------  --------------
  End of year                       $    1,142,460  $    1,224,164  $        1,624  $          840  $       43,948  $       72,127
                                    ==============  ==============  ==============  ==============  ==============  ==============

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

FOR THE YEARS ENDED DECEMBER 31,

                                      FIDELITY VIP FREEDOM 2015        FIDELITY VIP FREEDOM 2020      FIDELITY VIP FREEDOM 2025
                                              PORTFOLIO                        PORTFOLIO                      PORTFOLIO
                                           SERVICE CLASS 2                  SERVICE CLASS 2                SERVICE CLASS 2
                                    ------------------------------  ------------------------------  ------------------------------
                                         2015            2014            2015            2014            2015            2014
                                    --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)      $       (1,161) $         (251) $        3,581  $        2,290  $          584  $          452
  Net realized gain (loss)                  15,305          10,203           8,436          18,744          10,937           8,106
  Change in unrealized gain (loss)         (20,575)          1,253         (25,379)          5,271         (17,044)          2,571
                                    --------------  --------------  --------------  --------------  --------------  --------------
  Net increase (decrease) in net
    assets from operations                  (6,431)         11,205         (13,362)         26,305          (5,523)         11,129
                                    --------------  --------------  --------------  --------------  --------------  --------------

FROM CONTRACT TRANSACTIONS:
  Net purchase payments                      1,304          11,811          29,096          45,956          54,714          53,801
  Withdrawals                               (3,607)        (15,891)         (6,592)             --         (49,340)         (9,196)
  Contract benefits                             --              --              --              --              --              --
  Contract charges                            (175)           (175)           (289)           (248)           (579)           (496)
  Transfers                               (135,970)         38,458         (15,888)        (11,488)        (28,468)         42,145
  Other transfers from (to) the
    General Account                            238              10           5,621           7,163           2,885             563
                                    --------------  --------------  --------------  --------------  --------------  --------------
  Net increase (decrease) in net
    assets from Contract
    transactions                          (138,210)         34,213          11,948          41,383         (20,788)         86,817
                                    --------------  --------------  --------------  --------------  --------------  --------------
  Net increase (decrease) in net
    assets                                (144,641)         45,418          (1,414)         67,688         (26,311)         97,946

NET ASSETS:
  Beginning of year                        437,422         392,004         858,065         790,377         390,937         292,991
                                    --------------  --------------  --------------  --------------  --------------  --------------
  End of year                       $      292,781  $      437,422  $      856,651  $      858,065  $      364,626  $      390,937
                                    ==============  ==============  ==============  ==============  ==============  ==============

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

FOR THE YEARS ENDED DECEMBER 31,

                                      FIDELITY VIP FREEDOM 2030        FIDELITY VIP FREEDOM 2035      FIDELITY VIP FREEDOM 2040
                                              PORTFOLIO                        PORTFOLIO                      PORTFOLIO
                                           SERVICE CLASS 2                  SERVICE CLASS 2                SERVICE CLASS 2
                                    ------------------------------  ------------------------------  ------------------------------
                                         2015            2014            2015            2014            2015            2014
                                    --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)      $          118  $         (246) $          (17) $           64  $        3,083  $        2,109
  Net realized gain (loss)                   5,169           8,749          26,337          22,640           6,910           7,900
  Change in unrealized gain (loss)         (13,735)          2,277         (35,532)        (10,985)        (42,551)          3,585
                                    --------------  --------------  --------------  --------------  --------------  --------------
  Net increase (decrease) in net
    assets from operations                  (8,448)         10,780          (9,212)         11,719         (32,558)         13,594
                                    --------------  --------------  --------------  --------------  --------------  --------------

FROM CONTRACT TRANSACTIONS:
  Net purchase payments                     32,019          18,849          42,066          34,803         408,838         332,337
  Withdrawals                                   --          (7,761)         (3,025)        (21,999)         (9,982)         (1,441)
  Contract benefits                             --              --              --              --              --              --
  Contract charges                            (366)           (305)           (502)           (421)           (462)           (413)
  Transfers                                (16,002)         10,216          (2,940)        (19,311)         (2,128)          5,991
  Other transfers from (to) the
    General Account                         11,792           3,735           4,120         131,867          38,060             481
                                    --------------  --------------  --------------  --------------  --------------  --------------
  Net increase (decrease) in net
    assets from Contract
    transactions                            27,443          24,734          39,719         124,939         434,326         336,955
                                    --------------  --------------  --------------  --------------  --------------  --------------
  Net increase (decrease) in net
    assets                                  18,995          35,514          30,507         136,658         401,768         350,549

NET ASSETS:
  Beginning of year                        372,588         337,074         451,363         314,705         638,592         288,043
                                    --------------  --------------  --------------  --------------  --------------  --------------
  End of year                       $      391,583  $      372,588  $      481,870  $      451,363  $    1,040,360  $      638,592
                                    ==============  ==============  ==============  ==============  ==============  ==============

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

FOR THE YEARS ENDED DECEMBER 31,

                                      FIDELITY VIP FREEDOM 2045        FIDELITY VIP FREEDOM 2050     FIDELITY VIP FREEDOM INCOME
                                              PORTFOLIO                        PORTFOLIO                      PORTFOLIO
                                           SERVICE CLASS 2                  SERVICE CLASS 2                SERVICE CLASS 2
                                    ------------------------------  ------------------------------  ------------------------------
                                         2015            2014            2015            2014            2015            2014
                                    --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)      $           68  $          (60) $          172  $          178  $         (328) $         (261)
  Net realized gain (loss)                   1,762           2,169           2,050           2,263           5,763           1,080
  Change in unrealized gain (loss)          (2,629)           (244)         (4,763)            628          (4,231)          1,371
                                    --------------  --------------  --------------  --------------  --------------  --------------
  Net increase (decrease) in net
    assets from operations                    (799)          1,865          (2,541)          3,069           1,204           2,190
                                    --------------  --------------  --------------  --------------  --------------  --------------

FROM CONTRACT TRANSACTIONS:
  Net purchase payments                     12,821          12,329          14,118          39,122           2,916             145
  Withdrawals                               (8,503)         (1,583)         (6,421)         (3,921)         (1,680)           (564)
  Contract benefits                             --              --              --              --              --              --
  Contract charges                            (328)           (407)           (372)           (533)             (8)            (27)
  Transfers                                 (1,889)         (5,827)         (1,785)             46         (81,756)             --
  Other transfers from (to) the
    General Account                            304             164           1,150           1,010              --              --
                                    --------------  --------------  --------------  --------------  --------------  --------------
  Net increase (decrease) in net
    assets from Contract
    transactions                             2,405           4,676           6,690          35,724         (80,528)           (446)
                                    --------------  --------------  --------------  --------------  --------------  --------------
  Net increase (decrease) in net
    assets                                   1,606           6,541           4,149          38,793         (79,324)          1,744

NET ASSETS:
  Beginning of year                         47,308          40,767         125,462          86,669         111,988         110,244
                                    --------------  --------------  --------------  --------------  --------------  --------------
  End of year                       $       48,914  $       47,308  $      129,611  $      125,462  $       32,664  $      111,988
                                    ==============  ==============  ==============  ==============  ==============  ==============

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

FOR THE YEARS ENDED DECEMBER 31,

                                         FIDELITY VIP GROWTH            FIDELITY VIP INDEX 500           FIDELITY VIP MID CAP
                                       OPPORTUNITIES PORTFOLIO                 PORTFOLIO                      PORTFOLIO
                                           SERVICE CLASS 2                  SERVICE CLASS 2                SERVICE CLASS 2
                                    ------------------------------  ------------------------------  ------------------------------
                                         2015            2014            2015            2014            2015            2014
                                    --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)      $      (13,613) $      (12,672) $        9,177  $        4,486  $      (10,357) $       (9,781)
  Net realized gain (loss)                 116,496          71,206          24,819          40,198          95,316          22,216
  Change in unrealized gain (loss)         (68,927)         23,980         (38,938)         30,870        (117,975)         18,743
                                    --------------  --------------  --------------  --------------  --------------  --------------
  Net increase (decrease) in net
    assets from operations                  33,956          82,514          (4,942)         75,554         (33,016)         31,178
                                    --------------  --------------  --------------  --------------  --------------  --------------

FROM CONTRACT TRANSACTIONS:
  Net purchase payments                     65,684          59,941         387,670         294,762         136,938         124,480
  Withdrawals                              (31,167)        (28,010)       (252,710)       (284,584)        (44,228)        (17,642)
  Contract benefits                             --              --              --              --              --              --
  Contract charges                            (918)           (930)           (785)           (469)           (514)           (434)
  Transfers                                 12,950        (127,094)        147,621         282,142        (131,933)          2,997
  Other transfers from (to) the
    General Account                         10,916           2,145         236,494         176,152          33,653          32,548
                                    --------------  --------------  --------------  --------------  --------------  --------------
  Net increase (decrease) in net
    assets from Contract
    transactions                            57,465         (93,948)        518,290         468,003          (6,084)        141,949
                                    --------------  --------------  --------------  --------------  --------------  --------------
  Net increase (decrease) in net
    assets                                  91,421         (11,434)        513,348         543,557         (39,100)        173,127

NET ASSETS:
  Beginning of year                        857,306         868,740         994,872         451,315         846,177         673,050
                                    --------------  --------------  --------------  --------------  --------------  --------------
  End of year                       $      948,727  $      857,306  $    1,508,220  $      994,872  $      807,077  $      846,177
                                    ==============  ==============  ==============  ==============  ==============  ==============

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

FOR THE YEARS ENDED DECEMBER 31,

                                        FIDELITY VIP OVERSEAS           FIDELITY VIP STRATEGIC          FT VIP FRANKLIN INCOME
                                              PORTFOLIO                    INCOME PORTFOLIO                    VIP FUND
                                           SERVICE CLASS 2                  SERVICE CLASS 2                    CLASS 2
                                    ------------------------------  ------------------------------  ------------------------------
                                         2015            2014            2015            2014            2015            2014
                                    --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)      $          748  $         (528) $       13,944  $       16,445  $      120,736  $      130,568
  Net realized gain (loss)                     136             132          (1,319)         11,485           6,580          28,384
  Change in unrealized gain (loss)          (1,335)         (6,378)        (49,351)        (10,147)       (457,579)        (60,336)
                                    --------------  --------------  --------------  --------------  --------------  --------------
  Net increase (decrease) in net
    assets from operations                    (451)         (6,774)        (36,726)         17,783        (330,263)         98,616
                                    --------------  --------------  --------------  --------------  --------------  --------------

FROM CONTRACT TRANSACTIONS:
  Net purchase payments                      9,238           6,679          40,769          93,434         285,325         274,824
  Withdrawals                                  (74)        (10,165)        (30,365)       (139,064)       (240,471)       (189,930)
  Contract benefits                             --              --              --              --              --          (4,162)
  Contract charges                             (78)            (73)           (191)           (171)           (875)           (923)
  Transfers                                 84,307          13,561         (24,011)        183,324        (203,619)        214,316
  Other transfers from (to) the
    General Account                          5,890             585           9,329         113,587          32,290          95,844
                                    --------------  --------------  --------------  --------------  --------------  --------------
  Net increase (decrease) in net
    assets from Contract
    transactions                            99,283          10,587          (4,469)        251,110        (127,350)        389,969
                                    --------------  --------------  --------------  --------------  --------------  --------------
  Net increase (decrease) in net
    assets                                  98,832           3,813         (41,195)        268,893        (457,613)        488,585

NET ASSETS:
  Beginning of year                         34,927          31,114       1,123,144         854,251       3,938,248       3,449,663
                                    --------------  --------------  --------------  --------------  --------------  --------------
  End of year                       $      133,759  $       34,927  $    1,081,949  $    1,123,144  $    3,480,635  $    3,938,248
                                    ==============  ==============  ==============  ==============  ==============  ==============

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

FOR THE YEARS ENDED DECEMBER 31,

                                    FT VIP FRANKLIN MUTUAL GLOBAL    FT VIP FRANKLIN MUTUAL SHARES    FT VIP FRANKLIN SMALL CAP
                                          DISCOVERY VIP FUND                   VIP FUND                     VALUE VIP FUND
                                               CLASS 2                          CLASS 2                        CLASS 2
                                    ------------------------------  ------------------------------  ------------------------------
                                         2015            2014            2015            2014            2015            2014
                                    --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)      $       19,873  $        9,891  $        4,978  $        1,538  $       (6,430) $       (6,684)
  Net realized gain (loss)                  77,845          87,352          21,091           4,495         111,991          67,626
  Change in unrealized gain (loss)        (169,382)        (49,308)        (45,257)          7,153        (174,043)        (69,907)
                                    --------------  --------------  --------------  --------------  --------------  --------------
  Net increase (decrease) in net
    assets from operations                 (71,664)         47,935         (19,188)         13,186         (68,482)         (8,965)
                                    --------------  --------------  --------------  --------------  --------------  --------------

FROM CONTRACT TRANSACTIONS:
  Net purchase payments                    158,810         153,298          28,121          25,249          41,030          49,123
  Withdrawals                              (67,433)        (56,296)         (3,262)         (8,845)        (52,367)        (24,686)
  Contract benefits                             --              --              --              --              --              --
  Contract charges                            (757)           (809)           (199)           (196)           (237)           (261)
  Transfers                                 (7,409)         59,615           9,038             933          17,284         (11,159)
  Other transfers from (to) the
    General Account                         17,187           2,060             126              52           6,956          15,534
                                    --------------  --------------  --------------  --------------  --------------  --------------
  Net increase (decrease) in net
    assets from Contract
    transactions                           100,398         157,868          33,824          17,193          12,666          28,551
                                    --------------  --------------  --------------  --------------  --------------  --------------
  Net increase (decrease) in net
    assets                                  28,734         205,803          14,636          30,379         (55,816)         19,586

NET ASSETS:
  Beginning of year                      1,276,719       1,070,916         267,167         236,788         776,464         756,878
                                    --------------  --------------  --------------  --------------  --------------  --------------
  End of year                       $    1,305,453  $    1,276,719  $      281,803  $      267,167  $      720,648  $      776,464
                                    ==============  ==============  ==============  ==============  ==============  ==============

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

FOR THE YEARS ENDED DECEMBER 31,

                                       FT VIP TEMPLETON GROWTH          GOLDMAN SACHS BALANCED           GOLDMAN SACHS EQUITY
                                               VIP FUND                   STRATEGY PORTFOLIO          GROWTH STRATEGY PORTFOLIO
                                               CLASS 2                          CLASS A                        CLASS A
                                    ------------------------------  ------------------------------  ------------------------------
                                         2015            2014            2015            2014            2015            2014
                                    --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)      $        3,825  $          456  $       41,495  $       18,585  $       (1,153) $        1,784
  Net realized gain (loss)                   1,103          29,173          12,432          13,481          41,999           5,735
  Change in unrealized gain (loss)         (30,749)        (51,538)        (82,114)        (22,306)        (40,634)         (2,011)
                                    --------------  --------------  --------------  --------------  --------------  --------------
  Net increase (decrease) in net
    assets from operations                 (25,821)        (21,909)        (28,187)          9,760             212           5,508
                                    --------------  --------------  --------------  --------------  --------------  --------------

FROM CONTRACT TRANSACTIONS:
  Net purchase payments                     17,082          17,116          65,067          98,823          24,073          44,930
  Withdrawals                               (5,224)        (24,031)       (133,251)       (146,083)        (42,476)         (7,226)
  Contract benefits                             --              --              --              --              --              --
  Contract charges                             (79)            (90)         (1,123)         (1,170)           (593)           (605)
  Transfers                                (53,634)         23,448          40,650         113,194        (133,225)        (10,186)
  Other transfers from (to) the
    General Account                            235           5,973          25,061           8,680          20,343           3,590
                                    --------------  --------------  --------------  --------------  --------------  --------------
  Net increase (decrease) in net
    assets from Contract
    transactions                           (41,620)         22,416          (3,596)         73,444        (131,878)         30,503
                                    --------------  --------------  --------------  --------------  --------------  --------------
  Net increase (decrease) in net
    assets                                 (67,441)            507         (31,783)         83,204        (131,666)         36,011

NET ASSETS:
  Beginning of year                        301,721         301,214       1,178,410       1,095,206         385,473         349,462
                                    --------------  --------------  --------------  --------------  --------------  --------------
  End of year                       $      234,280  $      301,721  $    1,146,627  $    1,178,410  $      253,807  $      385,473
                                    ==============  ==============  ==============  ==============  ==============  ==============

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

FOR THE YEARS ENDED DECEMBER 31,

                                       GOLDMAN SACHS GROWTH AND      GOLDMAN SACHS GROWTH STRATEGY   GOLDMAN SACHS INTERNATIONAL
                                      INCOME STRATEGY PORTFOLIO                PORTFOLIO             REAL ESTATE SECURITIES FUND
                                               CLASS A                          CLASS A                        CLASS A
                                    ------------------------------  ------------------------------  ------------------------------
                                         2015            2014            2015            2014            2015            2014
                                    --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)      $       18,563  $       15,872  $          755  $        4,345  $          862  $        2,086
  Net realized gain (loss)                  81,883          22,566          65,229          86,173          (4,370)        (19,245)
  Change in unrealized gain (loss)        (114,242)        (30,775)        (76,789)        (69,383)         (3,115)          9,105
                                    --------------  --------------  --------------  --------------  --------------  --------------
  Net increase (decrease) in net
    assets from operations                 (13,796)          7,663         (10,805)         21,135          (6,623)         (8,054)
                                    --------------  --------------  --------------  --------------  --------------  --------------

FROM CONTRACT TRANSACTIONS:
  Net purchase payments                     75,944         113,749          87,520          83,057          17,351           4,702
  Withdrawals                              (49,484)        (78,563)        (48,163)        (12,241)         (1,998)        (11,929)
  Contract benefits                             --          (2,645)             --              --              --              --
  Contract charges                          (1,911)         (2,105)           (757)           (926)            (66)            (70)
  Transfers                               (476,815)         60,224        (139,192)       (341,480)        (31,510)       (358,657)
  Other transfers from (to) the
    General Account                         18,651           1,247          18,880           4,912           3,347           7,737
                                    --------------  --------------  --------------  --------------  --------------  --------------
  Net increase (decrease) in net
    assets from Contract
    transactions                          (433,615)         91,907         (81,712)       (266,678)        (12,876)       (358,217)
                                    --------------  --------------  --------------  --------------  --------------  --------------
  Net increase (decrease) in net
    assets                                (447,411)         99,570         (92,517)       (245,543)        (19,499)       (366,271)

NET ASSETS:
  Beginning of year                      1,384,413       1,284,843         896,163       1,141,706         103,214         469,485
                                    --------------  --------------  --------------  --------------  --------------  --------------
  End of year                       $      937,002  $    1,384,413  $      803,646  $      896,163  $       83,715  $      103,214
                                    ==============  ==============  ==============  ==============  ==============  ==============

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

FOR THE YEARS ENDED DECEMBER 31,

                                      GOLDMAN SACHS REAL ESTATE        GOLDMAN SACHS TECHNOLOGY      GOLDMAN SACHS VIT CORE FIXED
                                           SECURITIES FUND                OPPORTUNITIES FUND                 INCOME FUND
                                               CLASS A                        CLASS A (a)                   SERVICE SHARES
                                    ------------------------------  ------------------------------  ------------------------------
                                         2015            2014            2015            2014            2015            2014
                                    --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)      $          598  $          235  $      (13,083) $      (14,801) $       10,029  $       13,314
  Net realized gain (loss)                   9,660          10,715         111,448         152,497           2,610           4,709
  Change in unrealized gain (loss)         (11,709)         20,552         (65,989)        (70,389)        (25,380)         24,031
                                    --------------  --------------  --------------  --------------  --------------  --------------
  Net increase (decrease) in net
    assets from operations                  (1,451)         31,502          32,376          67,307         (12,741)         42,054
                                    --------------  --------------  --------------  --------------  --------------  --------------

FROM CONTRACT TRANSACTIONS:
  Net purchase payments                     44,425          22,921          72,438          81,713          23,949          25,086
  Withdrawals                              (23,074)        (63,094)        (94,149)       (134,611)        (25,145)        (83,135)
  Contract benefits                             --              --              --              --         (12,779)             --
  Contract charges                            (214)           (131)           (305)           (284)           (192)           (198)
  Transfers                                 66,530          75,133        (217,726)         55,342            (987)        (28,510)
  Other transfers from (to) the
    General Account                          4,799          41,746           8,773          54,479          10,874          37,534
                                    --------------  --------------  --------------  --------------  --------------  --------------
  Net increase (decrease) in net
    assets from Contract
    transactions                            92,466          76,575        (230,969)         56,639          (4,280)        (49,223)
                                    --------------  --------------  --------------  --------------  --------------  --------------
  Net increase (decrease) in net
    assets                                  91,015         108,077        (198,593)        123,946         (17,021)         (7,169)

NET ASSETS:
  Beginning of year                        206,262          98,185         953,173         829,227       1,057,873       1,065,042
                                    --------------  --------------  --------------  --------------  --------------  --------------
  End of year                       $      297,277  $      206,262  $      754,580  $      953,173  $    1,040,852  $    1,057,873
                                    ==============  ==============  ==============  ==============  ==============  ==============

(a) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

FOR THE YEARS ENDED DECEMBER 31,

                                       GOLDMAN SACHS VIT EQUITY        GOLDMAN SACHS VIT GLOBAL        GOLDMAN SACHS VIT GROWTH
                                              INDEX FUND                TRENDS ALLOCATION FUND            OPPORTUNITIES FUND
                                            SERVICE SHARES                SERVICE SHARES (a)                SERVICE SHARES
                                    ------------------------------  ------------------------------  ------------------------------
                                         2015            2014            2015            2014            2015            2014
                                    --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)      $        1,001  $        1,282  $         (291) $         (310) $       (5,297) $       (5,112)
  Net realized gain (loss)                  25,444          22,263             490             971          31,846          75,746
  Change in unrealized gain (loss)         (32,988)          2,506          (1,889)           (209)        (50,464)        (37,593)
                                    --------------  --------------  --------------  --------------  --------------  --------------
  Net increase (decrease) in net
    assets from operations                  (6,543)         26,051          (1,690)            452         (23,915)         33,041
                                    --------------  --------------  --------------  --------------  --------------  --------------

FROM CONTRACT TRANSACTIONS:
  Net purchase payments                     13,088          16,624           5,765             654          14,524          14,471
  Withdrawals                               (2,412)         (4,898)           (154)           (876)        (27,767)         (8,679)
  Contract benefits                        (11,123)             --              --              --              --              --
  Contract charges                            (157)           (121)            (11)            (10)           (228)           (208)
  Transfers                                  2,485          47,067              --         (16,960)        (24,085)         (1,829)
  Other transfers from (to) the
    General Account                          3,599          30,151              --          18,398           1,077             722
                                    --------------  --------------  --------------  --------------  --------------  --------------
  Net increase (decrease) in net
    assets from Contract
    transactions                             5,480          88,823           5,600           1,206         (36,479)          4,477
                                    --------------  --------------  --------------  --------------  --------------  --------------
  Net increase (decrease) in net
    assets                                  (1,063)        114,874           3,910           1,658         (60,394)         37,518

NET ASSETS:
  Beginning of year                        328,424         213,550          19,146          17,488         385,416         347,898
                                    --------------  --------------  --------------  --------------  --------------  --------------
  End of year                       $      327,361  $      328,424  $       23,056  $       19,146  $      325,022  $      385,416
                                    ==============  ==============  ==============  ==============  ==============  ==============

(a) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

FOR THE YEARS ENDED DECEMBER 31,

                                        GOLDMAN SACHS VIT HIGH             GOLDMAN SACHS VIT              GOLDMAN SACHS VIT
                                      QUALITY FLOATING RATE FUND         LARGE CAP VALUE FUND             MID CAP VALUE FUND
                                            SERVICE SHARES                  SERVICE SHARES                  SERVICE SHARES
                                    ------------------------------  ------------------------------  ------------------------------
                                         2015            2014            2015            2014            2015            2014
                                    --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)      $       (8,970) $      (11,877) $         (347) $         (177) $       (1,612) $         (153)
  Net realized gain (loss)                  (3,637)         (7,121)         17,018          29,425          11,861           9,516
  Change in unrealized gain (loss)          (3,967)          3,665         (26,346)        (13,950)        (27,377)         (3,327)
                                    --------------  --------------  --------------  --------------  --------------  --------------
  Net increase (decrease) in net
    assets from operations                 (16,574)        (15,333)         (9,675)         15,298         (17,128)          6,036
                                    --------------  --------------  --------------  --------------  --------------  --------------

FROM CONTRACT TRANSACTIONS:
  Net purchase payments                     69,046          97,900          10,274          12,378           5,469           8,309
  Withdrawals                              (20,418)       (105,457)        (19,961)         (2,138)         (1,992)         (2,091)
  Contract benefits                         (8,182)             --              --              --              --              --
  Contract charges                            (309)           (304)            (45)            (48)            (35)            (22)
  Transfers                                   (965)        (35,403)         (1,535)          9,242         125,518           4,924
  Other transfers from (to) the
    General Account                          1,674          63,047              (1)            205          27,227             108
                                    --------------  --------------  --------------  --------------  --------------  --------------
  Net increase (decrease) in net
    assets from Contract
    transactions                            40,846          19,783         (11,268)         19,639         156,187          11,228
                                    --------------  --------------  --------------  --------------  --------------  --------------
  Net increase (decrease) in net
    assets                                  24,272           4,450         (20,943)         34,937         139,059          17,264

NET ASSETS:
  Beginning of year                        958,931         954,481         156,113         121,176          37,665          20,401
                                    --------------  --------------  --------------  --------------  --------------  --------------
  End of year                       $      983,203  $      958,931  $      135,170  $      156,113  $      176,724  $       37,665
                                    ==============  ==============  ==============  ==============  ==============  ==============

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

FOR THE YEARS ENDED DECEMBER 31,

                                       GOLDMAN SACHS VIT MONEY        GOLDMAN SACHS VIT SMALL CAP    GOLDMAN SACHS VIT STRATEGIC
                                             MARKET FUND                 EQUITY INSIGHTS FUND                GROWTH FUND
                                            SERVICE SHARES                  SERVICE SHARES                  SERVICE SHARES
                                    ------------------------------  ------------------------------  ------------------------------
                                         2015            2014            2015            2014            2015            2014
                                    --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)      $     (135,618) $     (110,739) $       (1,559) $       (1,554) $       (2,833) $       (2,703)
  Net realized gain (loss)                      --              --          11,978          23,310          15,375          60,620
  Change in unrealized gain (loss)              --              --         (16,038)        (18,183)         (8,843)        (33,080)
                                    --------------  --------------  --------------  --------------  --------------  --------------
  Net increase (decrease) in net
    assets from operations                (135,618)       (110,739)         (5,619)          3,573           3,699          24,837
                                    --------------  --------------  --------------  --------------  --------------  --------------

FROM CONTRACT TRANSACTIONS:
  Net purchase payments                    833,119         716,580          26,341          14,767          13,549          12,851
  Withdrawals                           (1,366,788)       (992,038)         (9,805)        (71,710)         (2,054)        (49,985)
  Contract benefits                             --         (38,943)             --              --              --              --
  Contract charges                          (1,217)           (995)            (73)            (75)           (210)           (224)
  Transfers                                886,938       2,669,991         (20,623)         (6,316)          3,275           7,094
  Other transfers from (to) the
    General Account                         32,500         406,850             118             176             940             688
                                    --------------  --------------  --------------  --------------  --------------  --------------
  Net increase (decrease) in net
    assets from Contract
    transactions                           384,552       2,761,445          (4,042)        (63,158)         15,500         (29,576)
                                    --------------  --------------  --------------  --------------  --------------  --------------
  Net increase (decrease) in net
    assets                                 248,934       2,650,706          (9,661)        (59,585)         19,199          (4,739)

NET ASSETS:
  Beginning of year                      9,135,965       6,485,259         110,074         169,659         207,241         211,980
                                    --------------  --------------  --------------  --------------  --------------  --------------
  End of year                       $    9,384,899  $    9,135,965  $      100,413  $      110,074  $      226,440  $      207,241
                                    ==============  ==============  ==============  ==============  ==============  ==============

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

FOR THE YEARS ENDED DECEMBER 31,

                                     GOLDMAN SACHS VIT STRATEGIC        GOLDMAN SACHS VIT U.S.          INVESCO V.I. AMERICAN
                                      INTERNATIONAL EQUITY FUND          EQUITY INSIGHTS FUND               FRANCHISE FUND
                                            SERVICE SHARES                  SERVICE SHARES                 SERIES II SHARES
                                    ------------------------------  ------------------------------  ------------------------------
                                         2015            2014            2015            2014            2015            2014
                                    --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)      $           66  $        2,031  $       (4,308) $         (899) $         (222) $         (170)
  Net realized gain (loss)                     231          15,485          27,467          33,848             306             279
  Change in unrealized gain (loss)          (1,098)        (31,285)        (45,759)         26,792             669             773
                                    --------------  --------------  --------------  --------------  --------------  --------------
  Net increase (decrease) in net
    assets from operations                    (801)        (13,769)        (22,600)         59,741             753             882
                                    --------------  --------------  --------------  --------------  --------------  --------------

FROM CONTRACT TRANSACTIONS:
  Net purchase payments                      6,629           6,694          27,849          18,064           1,670           1,674
  Withdrawals                               (2,359)           (439)         (4,325)        (14,112)           (848)           (963)
  Contract benefits                             --              --              --              --              --              --
  Contract charges                             (28)            (35)           (110)            (85)            (29)            (29)
  Transfers                                     87        (132,487)       (292,389)        207,640           7,818           1,378
  Other transfers from (to) the
    General Account                              3              19           2,367           5,585            (141)             --
                                    --------------  --------------  --------------  --------------  --------------  --------------
  Net increase (decrease) in net
    assets from Contract
    transactions                             4,332        (126,248)       (266,608)        217,092           8,470           2,060
                                    --------------  --------------  --------------  --------------  --------------  --------------
  Net increase (decrease) in net
    assets                                   3,531        (140,017)       (289,208)        276,833           9,223           2,942

NET ASSETS:
  Beginning of year                        112,292         252,309         470,436         193,603          14,280          11,338
                                    --------------  --------------  --------------  --------------  --------------  --------------
  End of year                       $      115,823  $      112,292  $      181,228  $      470,436  $       23,503  $       14,280
                                    ==============  ==============  ==============  ==============  ==============  ==============

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

FOR THE YEARS ENDED DECEMBER 31,

                                          INVESCO V.I. CORE           INVESCO V.I. GLOBAL HEALTH      INVESCO V.I. MID CAP CORE
                                             EQUITY FUND                       CARE FUND                     EQUITY FUND
                                           SERIES II SHARES                SERIES II SHARES                SERIES II SHARES
                                    ------------------------------  ------------------------------  ------------------------------
                                         2015            2014            2015            2014            2015            2014
                                    --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)      $       (1,709) $       (2,335) $      (20,937) $      (18,053) $          (99) $           (2)
  Net realized gain (loss)                  51,672           5,950         233,241         215,261             523              47
  Change in unrealized gain (loss)         (73,265)         16,691        (199,585)        (12,959)           (706)            (62)
                                    --------------  --------------  --------------  --------------  --------------  --------------
  Net increase (decrease) in net
    assets from operations                 (23,302)         20,306          12,719         184,249            (282)            (17)
                                    --------------  --------------  --------------  --------------  --------------  --------------

FROM CONTRACT TRANSACTIONS:
  Net purchase payments                     16,115          15,958         186,656          56,554           5,211             954
  Withdrawals                              (12,766)           (854)        (36,192)       (149,108)            (52)             --
  Contract benefits                             --              --         (19,086)             --              --              --
  Contract charges                             (64)            (71)           (363)           (275)             (7)             --
  Transfers                                (43,528)         18,404        (295,672)       (563,851)           (256)             --
  Other transfers from (to) the
    General Account                              6             104         102,352         111,848              (2)             53
                                    --------------  --------------  --------------  --------------  --------------  --------------
  Net increase (decrease) in net
    assets from Contract
    transactions                           (40,237)         33,541         (62,305)       (544,832)          4,894           1,007
                                    --------------  --------------  --------------  --------------  --------------  --------------
  Net increase (decrease) in net
    assets                                 (63,539)         53,847         (49,586)       (360,583)          4,612             990

NET ASSETS:
  Beginning of year                        365,955         312,108       1,225,451       1,586,034             990              --
                                    --------------  --------------  --------------  --------------  --------------  --------------
  End of year                       $      302,416  $      365,955  $    1,175,865  $    1,225,451  $        5,602  $          990
                                    ==============  ==============  ==============  ==============  ==============  ==============

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

FOR THE YEARS ENDED DECEMBER 31,

                                        JANUS ASPEN ENTERPRISE             JANUS ASPEN FORTY         JANUS ASPEN PERKINS MID CAP
                                              PORTFOLIO                        PORTFOLIO                   VALUE PORTFOLIO
                                            SERVICE SHARES                  SERVICE SHARES                  SERVICE SHARES
                                    ------------------------------  ------------------------------  ------------------------------
                                         2015            2014            2015            2014            2015            2014
                                    --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)      $       (4,778) $       (5,362) $       (9,650) $       (7,720) $       (3,916) $       (1,512)
  Net realized gain (loss)                  62,370          38,428         127,486         190,396          96,728          93,888
  Change in unrealized gain (loss)         (55,355)          5,420         (60,640)       (149,952)       (144,116)        (31,653)
                                    --------------  --------------  --------------  --------------  --------------  --------------
  Net increase (decrease) in net
    assets from operations                   2,237          38,486          57,196          32,724         (51,304)         60,723
                                    --------------  --------------  --------------  --------------  --------------  --------------

FROM CONTRACT TRANSACTIONS:
  Net purchase payments                     61,826          13,833          53,519          46,229          58,508          60,166
  Withdrawals                              (23,969)         (4,233)        (29,047)         (6,329)        (14,571)         (7,341)
  Contract benefits                             --              --              --              --              --              --
  Contract charges                            (228)           (174)           (326)           (312)           (279)           (297)
  Transfers                                185,133         (25,227)        191,434         (43,548)         44,885         (23,754)
  Other transfers from (to) the
    General Account                         13,837             830           4,479           2,373          11,167          13,078
                                    --------------  --------------  --------------  --------------  --------------  --------------
  Net increase (decrease) in net
    assets from Contract
    transactions                           236,599         (14,971)        220,059          (1,587)         99,710          41,852
                                    --------------  --------------  --------------  --------------  --------------  --------------
  Net increase (decrease) in net
    assets                                 238,836          23,515         277,255          31,137          48,406         102,575

NET ASSETS:
  Beginning of year                        387,077         363,562         562,441         531,304         959,496         856,921
                                    --------------  --------------  --------------  --------------  --------------  --------------
  End of year                       $      625,913  $      387,077  $      839,696  $      562,441  $    1,007,902  $      959,496
                                    ==============  ==============  ==============  ==============  ==============  ==============

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

FOR THE YEARS ENDED DECEMBER 31,

                                                                                                       OPPENHEIMER CONSERVATIVE
                                     MFS(R) NEW DISCOVERY SERIES        MFS(R) UTILITIES SERIES            BALANCED FUND/VA
                                            SERVICE CLASS                    SERVICE CLASS                SERVICE SHARES (a)
                                    ------------------------------  ------------------------------  ------------------------------
                                         2015            2014            2015            2014            2015            2014
                                    --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)      $       (3,484) $       (4,544) $       16,249  $        3,004  $        3,842  $        1,875
  Net realized gain (loss)                   4,126          83,813          15,951          26,134          19,227          14,994
  Change in unrealized gain (loss)          (8,897)       (122,382)       (118,949)         12,315         (28,276)         14,182
                                    --------------  --------------  --------------  --------------  --------------  --------------
  Net increase (decrease) in net
    assets from operations                  (8,255)        (43,113)        (86,749)         41,453          (5,207)         31,051
                                    --------------  --------------  --------------  --------------  --------------  --------------

FROM CONTRACT TRANSACTIONS:
  Net purchase payments                     27,454          27,624          48,480          30,412          20,973          28,084
  Withdrawals                               (3,539)        (13,219)        (23,728)        (33,457)        (20,358)        (32,624)
  Contract benefits                             --              --              --              --              --              --
  Contract charges                            (120)           (120)           (228)           (213)           (539)           (539)
  Transfers                                (29,401)       (256,353)       (157,320)        278,221         (49,954)        (28,439)
  Other transfers from (to) the
    General Account                         10,195          30,233           8,176          26,325          10,760          28,694
                                    --------------  --------------  --------------  --------------  --------------  --------------
  Net increase (decrease) in net
    assets from Contract
    transactions                             4,589        (211,835)       (124,620)        301,288         (39,118)         (4,824)
                                    --------------  --------------  --------------  --------------  --------------  --------------
  Net increase (decrease) in net
    assets                                  (3,666)       (254,948)       (211,369)        342,741         (44,325)         26,227

NET ASSETS:
  Beginning of year                        241,383         496,331         586,876         244,135         533,016         506,789
                                    --------------  --------------  --------------  --------------  --------------  --------------
  End of year                       $      237,717  $      241,383  $      375,507  $      586,876  $      488,691  $      533,016
                                    ==============  ==============  ==============  ==============  ==============  ==============

(a) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

FOR THE YEARS ENDED DECEMBER 31,

                                                                     OPPENHEIMER GLOBAL STRATEGIC      OPPENHEIMER MAIN STREET
                                      OPPENHEIMER GLOBAL FUND/VA            INCOME FUND/VA               SMALL CAP FUND(R)/VA
                                            SERVICE SHARES                  SERVICE SHARES                  SERVICE SHARES
                                    ------------------------------  ------------------------------  ------------------------------
                                         2015            2014            2015            2014            2015            2014
                                    --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)      $       (3,884) $       (5,736) $       39,873  $       42,632  $       (5,251) $       (3,763)
  Net realized gain (loss)                  90,467         124,340         (14,711)        (17,781)         86,697          77,431
  Change in unrealized gain (loss)         (70,060)       (118,816)        (62,945)         (4,431)       (140,886)        (28,278)
                                    --------------  --------------  --------------  --------------  --------------  --------------
  Net increase (decrease) in net
    assets from operations                  16,523            (212)        (37,783)         20,420         (59,440)         45,390
                                    --------------  --------------  --------------  --------------  --------------  --------------

FROM CONTRACT TRANSACTIONS:
  Net purchase payments                    125,243          81,312          42,806          73,784          91,625         101,081
  Withdrawals                              (29,986)        (44,504)       (263,075)       (135,884)        (37,300)        (10,313)
  Contract benefits                             --              --              --              --              --              --
  Contract charges                            (464)           (456)           (420)           (456)           (365)           (302)
  Transfers                                 36,247        (364,857)         (9,374)       (456,450)         97,574          (4,610)
  Other transfers from (to) the
    General Account                         16,064          15,251          10,712          70,081          13,384          19,388
                                    --------------  --------------  --------------  --------------  --------------  --------------
  Net increase (decrease) in net
    assets from Contract
    transactions                           147,104        (313,254)       (219,351)       (448,925)        164,918         105,244
                                    --------------  --------------  --------------  --------------  --------------  --------------
  Net increase (decrease) in net
    assets                                 163,627        (313,466)       (257,134)       (428,505)        105,478         150,634

NET ASSETS:
  Beginning of year                        983,680       1,297,146       1,224,213       1,652,718         568,378         417,744
                                    --------------  --------------  --------------  --------------  --------------  --------------
  End of year                       $    1,147,307  $      983,680  $      967,079  $    1,224,213  $      673,856  $      568,378
                                    ==============  ==============  ==============  ==============  ==============  ==============

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

FOR THE YEARS ENDED DECEMBER 31,

                                      PIONEER DISCIPLINED VALUE        PIONEER EMERGING MARKETS         PIONEER MID CAP VALUE
                                            VCT PORTFOLIO                    VCT PORTFOLIO                  VCT PORTFOLIO
                                               CLASS II                        CLASS II                        CLASS II
                                    ------------------------------  ------------------------------  ------------------------------
                                         2015            2014            2015            2014            2015            2014
                                    --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)      $       (1,442) $         (525) $       12,974  $       (7,467) $       (3,690) $       (2,779)
  Net realized gain (loss)                  37,993          23,456          11,498         (17,593)         48,352          57,945
  Change in unrealized gain (loss)         (53,635)         (6,090)       (109,874)        (66,773)        (79,693)        (12,650)
                                    --------------  --------------  --------------  --------------  --------------  --------------
  Net increase (decrease) in net
    assets from operations                 (17,084)         16,841         (85,402)        (91,833)        (35,031)         42,516
                                    --------------  --------------  --------------  --------------  --------------  --------------

FROM CONTRACT TRANSACTIONS:
  Net purchase payments                     31,568          29,887          62,290          66,900          19,074          29,711
  Withdrawals                               (3,188)             --         (42,805)        (62,873)         (4,144)        (10,376)
  Contract benefits                             --              --              --              --          (5,812)             --
  Contract charges                             (66)            (67)           (277)           (343)           (100)            (98)
  Transfers                                 (6,175)         (9,943)        (78,810)       (102,453)        (13,722)         66,244
  Other transfers from (to) the
    General Account                          1,532           1,007           4,888          32,723             111          29,224
                                    --------------  --------------  --------------  --------------  --------------  --------------
  Net increase (decrease) in net
    assets from Contract
    transactions                            23,671          20,884         (54,714)        (66,046)         (4,593)        114,705
                                    --------------  --------------  --------------  --------------  --------------  --------------
  Net increase (decrease) in net
    assets                                   6,587          37,725        (140,116)       (157,879)        (39,624)        157,221

NET ASSETS:
  Beginning of year                        232,270         194,545         514,680         672,559         431,910         274,689
                                    --------------  --------------  --------------  --------------  --------------  --------------
  End of year                       $      238,857  $      232,270  $      374,564  $      514,680  $      392,286  $      431,910
                                    ==============  ==============  ==============  ==============  ==============  ==============

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

FOR THE YEARS ENDED DECEMBER 31,

                                        PIONEER SELECT MID CAP
                                         GROWTH VCT PORTFOLIO
                                               CLASS I
                                    ------------------------------
                                         2015            2014
                                    --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)      $      (11,178) $      (11,294)
  Net realized gain (loss)                  96,042         192,216
  Change in unrealized gain (loss)         (83,421)       (124,332)
                                    --------------  --------------
  Net increase (decrease) in net
    assets from operations                   1,443          56,590
                                    --------------  --------------

FROM CONTRACT TRANSACTIONS:
  Net purchase payments                     35,811          47,602
  Withdrawals                              (62,893)        (18,352)
  Contract benefits                             --              --
  Contract charges                            (241)           (270)
  Transfers                                (47,218)       (103,470)
  Other transfers from (to) the
    General Account                          7,585           4,205
                                    --------------  --------------
  Net increase (decrease) in net
    assets from Contract
    transactions                           (66,956)        (70,285)
                                    --------------  --------------
  Net increase (decrease) in net
    assets                                 (65,513)        (13,695)

NET ASSETS:
  Beginning of year                        795,106         808,801
                                    --------------  --------------
  End of year                       $      729,593  $      795,106
                                    ==============  ==============

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS

NOTE 1 - ORGANIZATION

     Commonwealth Annuity Separate Account A (the "Separate Account"), which funds the Commonwealth Annuity Advantage IV, Commonwealth Annuity Preferred Plus and Commonwealth Annuity Horizon annuity contracts, is a separate investment account of Commonwealth Annuity and Life Insurance Company ("Commonwealth Annuity"), established on February 15, 2007, for the purpose of separating from the general assets of Commonwealth Annuity those assets used to fund the variable portion of certain variable annuity contracts (the "Contracts") issued by Commonwealth Annuity. Commonwealth Annuity is the Sponsor of the Separate Account. Commonwealth Annuity is a wholly-owned indirect subsidiary of Global Atlantic (Fin) Company, a Delaware company, which is a wholly-owned indirect subsidiary of Global Atlantic Financial Group Limited ("GAFG"), a Bermuda company.

     Commonwealth Annuity is subject to the laws of the Commonwealth of Massachusetts governing insurance companies and to regulation by the Commissioner of Insurance of Massachusetts. In addition, Commonwealth Annuity is subject to the insurance laws and regulations of other states and jurisdictions in which it is licensed to operate. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of Commonwealth Annuity. The Separate Account cannot be charged with liabilities arising out of any other business of Commonwealth Annuity. Commonwealth Annuity's General Account is subject to the claims of creditors.

     The Separate Account is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended (the "1940 Act"). Such registration does not involve the supervision or management of investment practices or policies of the Separate Account or Commonwealth Annuity by the SEC.

     Epoch Securities, Inc. ("Epoch") is the principal underwriter for the Separate Account. Epoch, an affiliate of Commonwealth Annuity, is a wholly-owned subsidiary of Global Atlantic (Fin) Company, and is a wholly-owned indirect subsidiary of GAFG. Effective December 31, 2015, Epoch merged into Forethought Distributors, LLC. Forethought Distributors, LLC, an affiliate of Commonwealth Annuity, is a wholly-owned subsidiary of Global Atlantic (Fin) Company, and is a wholly-owned indirect subsidiary of GAFG.

     The Separate Account is divided into Sub-Accounts, each of which invests exclusively in a fund. Sixty-four Sub-Accounts are currently offered by the Separate Account, all of which had activity during the year.

     Each Sub-Account invests exclusively in one of the funds ("Underlying Funds") that are part of the following fund groups:

FUND GROUPS
Aim Variable Insurance Funds (Invesco Variable Insurance Funds)
AllianceBernstein Variable Products Series Fund, Inc.
Fidelity Variable Insurance Products Funds
Franklin Templeton Variable Insurance Products Trust
Goldman Sachs Trust
Goldman Sachs Variable Insurance Trust
Janus Aspen Series
MFS(R) Variable Insurance Trust
Oppenheimer Variable Account Funds
Pioneer Variable Contracts Trust

     The fund groups listed above are open-end, diversified management investment companies registered under the 1940 Act.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

NOTE 1 - ORGANIZATION (CONTINUED)

     The following Underlying Funds were renamed as indicated:

DATE             NEW NAME                                           OLD NAME
----             --------                                           --------
April 29, 2015   Goldman Sachs VIT Global Trends Allocation Fund    Goldman Sachs VIT Global Markets Navigator Fund
                   Service Shares                                      Service Shares
April 30, 2015   Oppenheimer Conservative Balanced Fund/VA          Oppenheimer Capital Income Fund/VA Service
                   Service Shares                                      Shares
May 1, 2015      AB VPS Intermediate Bond Portfolio Class B         AllianceBernstein VPS Intermediate Bond
                                                                       Portfolio Class B
May 1, 2015      AB VPS International Value Portfolio Class B       AllianceBernstein VPS International Value
                                                                       Portfolio Class B
May 1, 2015      AB VPS Small Cap Growth Portfolio Class B          AllianceBernstein VPS Small Cap Growth
                                                                       Portfolio Class B
May 1, 2015      AB VPS Small/Mid Cap Value Portfolio Class B       AllianceBernstein VPS Small/Mid Cap Value
                                                                       Portfolio Class B
July 31, 2015    Goldman Sachs Technology Opportunities Fund        Goldman Sachs Technology Tollkeeper Fund Class A
                   Class A

     From time to time Commonwealth Annuity reviews its product offerings, particularly with regard to the utilization of its Sub-Account offerings, and determines if it is necessary to discontinue certain Sub-Accounts. The following Sub-Account is closed to new payment allocations and transfers:

CLOSED SUB-ACCOUNT
AB VPS Small Cap Growth Portfolio Class B

NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP"). The following is a summary of significant accounting policies followed by the Separate Account in the preparation of its financial statements.

     ESTIMATES - The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates at the date of the financial statements. Actual results could differ from those estimates.

     SUBSEQUENT EVENTS - For the year ended December 31, 2015, Commonwealth Annuity evaluated subsequent events through March 31, 2016; the issuance date of the financial statements.

     INVESTMENTS - Investment transactions are recorded as of the trade date. Investments held by the Sub-Accounts are recorded at fair value based on the stated net asset value per share ("NAV") of the Underlying Funds. The change in the difference between cost and fair value is reflected in unrealized gain
(loss) in the statements of operations. Realized investment gains and losses are determined using the average cost method. Dividend income and capital gain distributions are recorded on the ex-distribution date and are reinvested in additional shares of the Underlying Funds at NAV. Investment income receivable represents dividends receivable by, but not yet reinvested in, the Underlying Funds.

     FINANCIAL INSTRUMENTS - The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (the exit price). The best evidence of fair value is a quoted price in an active market. If listed prices or quotations are not available, fair value is determined by reference to prices of similar instruments and quoted prices or recent prices in less active markets.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     U.S. GAAP has a three-level fair value hierarchy for disclosure of fair value measurements. The fair value hierarchy prioritizes inputs to the valuation techniques used to measure fair value, giving the highest priority to level 1 inputs and the lowest priority to level 3 inputs. A financial instrument's level in the fair value hierarchy is based on the lowest level of any input that is significant to fair value measurement. The three levels of the fair value hierarchy are described below:

                         Basis of Fair Value Measurement

     Level 1 Inputs are adjusted quoted prices in active markets to which Commonwealth Annuity had access at the measurement date for identical, unrestricted assets or liabilities.

     Level 2 Inputs to valuation techniques are observable either directly or indirectly.

     Level 3 One or more inputs to valuation techniques are both significant and unobservable.

     The open-end mutual funds in the Separate Account produce a daily NAV that is validated with a sufficient level of observable activity to support classification of the fair value measurement as level 1.

     RECEIVABLE FROM AND PAYABLE TO COMMONWEALTH ANNUITY - These represent transactions not settled with the general account.

     ANNUITIZED CONTRACTS - Net assets allocated to Contracts in the payout phase ("Payout Reserves") involving life contingencies are computed according to either the 1983A, Annuity 2000, or 2012 IAR mortality tables. The assumed investment return is 2.5 percent. The mortality risk is fully borne by Commonwealth Annuity and may result in greater amounts being transferred into the Separate Account by Commonwealth Annuity to cover greater than expected longevity of annuitants. Conversely, if amounts allocated exceed amounts required, transfers may be made to Commonwealth Annuity.

     UNITS OUTSTANDING AND UNIT FAIR VALUES BY DISTRIBUTION CATEGORY - The units outstanding represent the total number of units outstanding for the Sub-Account for the noted distribution category. A dash denotes the Sub-Account has no investors. The unit fair value is the measurement used in determining the value of a unit. The unit fair value varies to reflect the investment experience of the Sub-Account and any assessment of charges against the Sub-Account's net assets. A dash denotes the investment option is not available for the noted distribution category.

     STATEMENTS OF CHANGES IN NET ASSETS - Contract owners may allocate their Contract values to variable investment options in the Separate Account and the Fixed Account. The Fixed Account is a part of Commonwealth Annuity's General Account that guarantees principal and a fixed minimum interest rate.

     Net purchase payments represent payments under the Contracts (excluding amounts allocated to the Fixed) reduced by applicable deductions, charges, and state premium taxes. Withdrawals are payments to Contract owners and beneficiaries made under the terms of the Contracts and amounts that Contract owners have requested to be withdrawn and paid to them. Contract charges are deductions from Contract values for optional rider benefits and annual Contract fees. Contract benefits are payments made to Contract owners and beneficiaries under the terms of the Contracts. Transfers are amounts that Contract owners have directed to be moved among variable Sub-Accounts. Other transfers from (to) the General Account include certain transfers from and to Contracts in the annuitization phase, reserve adjustments, and withdrawal charges.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     FEDERAL INCOME TAXES - The operations of the Separate Account are included in the federal income tax return of Commonwealth Annuity, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, Commonwealth Annuity does not expect to incur federal income taxes on the earnings or realized capital gains attributable to the Separate Account. Based on this, no Federal income tax provision is required. Commonwealth Annuity will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the Contracts. The Separate Account did not record any changes in and had no recorded liabilities for uncertain tax benefits or related interest and penalties as of and for the year ended December 31, 2015.

     DIVERSIFICATION REQUIREMENT - Under the provisions of Section 817(h) of the IRC, a variable annuity contract will not be treated as an annuity contract for federal income tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The IRC provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury. The Internal Revenue Service has issued regulations under
Section 817(h) of the IRC. Commonwealth Annuity believes that the Separate Account satisfies the current requirements of the regulations, and it intends that it will continue to meet such requirements.

NOTE 3 - EXPENSES AND RELATED PARTY TRANSACTIONS

     Commonwealth Annuity assesses a charge to compensate for certain mortality and expense risks it has assumed. The mortality risk assumed by Commonwealth Annuity is that annuitants may live for a longer time than anticipated, and that Commonwealth Annuity therefore will pay an aggregate amount of benefit payments greater than anticipated. The expense risk assumed is that the expenses incurred in issuing and administering the Contracts will exceed the amounts realized from the administrative charges provided in the Contracts. If the charge for mortality and expense risks is not sufficient to cover actual mortality experience and expenses, Commonwealth Annuity will absorb the losses. If costs are less than the amounts charged, the difference will be a profit to Commonwealth Annuity. Commonwealth Annuity also assesses an administrative charge. Both of these charges are imposed during the accumulation phase and the annuity payout phase.

     A Contract fee may be deducted during the accumulation phase and upon full surrender of the Contract, if the accumulated value is below certain levels. Subject to state availability, Commonwealth Annuity offers a number of optional benefit riders. A separate charge is made for each rider. Charges vary depending upon the optional benefits selected and by the underwriting classification of the annuitant. Commonwealth Annuity may also charge other one-time fees for certain Contract transactions, which are not listed in the following table. For more detailed information about fees and charges, refer to the product prospectuses. When Contract value has been allocated to more than one investment option, the Contract fee is deducted from the purchase payments and related earnings in the chronological order in which they were received. Contract fees may be waived by Commonwealth Annuity in certain cases at its discretion, and where permitted by law.

     Fees and charges may be deducted daily, monthly, or annually. They may be deducted from the net assets of each Sub-Account ("Unit Fair Value") or deducted from individual Contracts ("Individual Contract"). Current fees and charges are summarized in the following table. For more detailed information about fees and charges, refer to the product prospectuses.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

NOTE 3 - EXPENSES AND RELATED PARTY TRANSACTIONS (CONTINUED)

                                                     COMMONWEALTH                          COMMONWEALTH
                                                        ANNUITY                              ANNUITY
                                    COMMONWEALTH      ADVANTAGE IV       COMMONWEALTH      PREFERRED PLUS     COMMONWEALTH
                                       ANNUITY       WITH OPTIONAL          ANNUITY        WITH OPTIONAL        ANNUITY
                                    ADVANTAGE IV        RIDER(S)        PREFERRED PLUS        RIDER(S)          HORIZON
                                   ---------------  ----------------  -----------------  -----------------  ----------------
Annual Contract Fee                    $ 30              $ 30              $ 30               $ 30               $ 30

Separate Account Annual Expenses
  Mortality and Expense Risk           1.15%             1.15%             1.35%              1.35%              0.60%
  Administrative Expenses              0.15%             0.15%             0.15%              0.15%              0.15%
                                       -----             -----             -----              -----              -----
Total Separate Account Annual
  Expense without optional riders      1.30%             1.30%             1.50%              1.50%              0.75%
                                       =====             =====             =====              =====              =====

Sub-Account Rider Charges:
  Optional Step-Up Death Benefit
    Charge                              N/A              0.20%              N/A               0.20%               N/A
  No Withdrawal Charge Rider            N/A              0.35%              N/A                N/A                N/A

Contract Rider Charges:
  Guaranteed Lifetime
   Withdrawal Benefit ("GLWB")
   Rider:
    Maximum Charge:                    1.00%             1.00%             1.00%              1.00%               N/A
    Current Charge:                    0.50%             0.50%             0.50%              0.50%               N/A

  GLWB Plus for Two
    Maximum Charge:                    1.50%             1.50%             1.50%              1.50%               N/A
    Current Charge:                    0.75%             0.75%             0.75%              0.75%               N/A

                                          WHEN CHARGE IS DEDUCTED                        HOW DEDUCTED
                                          -----------------------                        ------------
Annual Contract Fee               Annually, and upon full surrender    Charged against individual Contracts
                                    of the Contract
Mortality and Expense Risk Charge Daily                                Deducted from Sub-Accounts as a reduction in Unit
                                                                         Fair Value
Administrative Charge             Daily                                Deducted from Sub-Accounts as a reduction in Unit
                                                                         Fair Value
Sub-Account Rider Charges         Daily                                Deducted from Sub-Accounts as a reduction in Unit
                                                                         Fair Value
Contract Rider Charges            Monthly                              Charged against individual Contracts

     A surrender charge may be deducted from the accumulated value of the Contract in the case of surrender or partial redemption of the Contract, or at the time annuity payments begin. The amount charged may vary by the product, the age of the Contract owner, the length of time the Contract has been in force, the category of accumulated value surrendered or redeemed, the time elapsed since the amount surrendered or redeemed was credited to the Contract, and whether the Contract owner or annuitant are included in certain classes exempt from these charges. Total surrender charges assessed under a Contract will never exceed 8% of the total purchase payments (not including purchase payment bonuses) made under the Contract.


COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 3 - EXPENSES AND RELATED PARTY TRANSACTIONS (CONTINUED)

     Some states and municipalities impose premium taxes, which currently range up to 3.5%, on variable annuity contracts.

     The disclosures above include current fees and charges. There are certain other fees and charges that may be assessed in future periods, at the discretion of Commonwealth Annuity, in accordance with Contract terms. Detailed descriptions of all fees and charges are available in the product prospectuses.

     The Goldman Sachs Group, Inc. ("Goldman Sachs") owns approximately 20% of the outstanding ordinary shares of GAFG, and other investors, none of whom own more than 9.9%, own the remaining approximately 80% of the outstanding ordinary shares.

     Goldman Sachs Asset Management, L.P. ("GSAM"), a subsidiary of Goldman Sachs, is investment advisor to the Goldman Sachs Trust ("GST") and Goldman Sachs Variable Insurance Trust ("Goldman Sachs VIT"). During the year ended December 31, 2015, management fees of the underlying GST and Goldman Sachs VIT funds were paid directly by the funds to GSAM in its capacity as investment manager and administrator of the GST funds and the Goldman Sachs VIT funds.

     The GST and the Goldman Sachs VIT funds' advisory agreement provides for each fund to pay a fee equal to an annual rate ranging from 0.35% to 1.22% for the GST funds and 0.23% to 0.93% for the Goldman Sachs VIT funds of the fund's average daily net assets. In addition, according to the Plan of Distribution and Service pursuant to Rule 12b-1 under the 1940 Act, each fund paid a fee equal to an annual rate of 0.25% for the GST funds and 0.03% to 0.25% for the Goldman Sachs VIT funds of the fund's average daily net assets.

NOTE 4 - CHANGES IN UNITS OUTSTANDING

     The changes in units outstanding were as follows:

                                                                                       YEAR ENDED DECEMBER 31,
                                                                                 ----------------------------------
                                                                                      2015                2014
                                                                                 ---------------    ---------------
AB VPS INTERMEDIATE BOND PORTFOLIO CLASS B (a)
 Issuance of Units                                                                       269,285            515,452
 Redemption of Units                                                                    (114,995)          (475,708)
                                                                                 ---------------    ---------------
  Net increase (decrease)                                                                154,290             39,744
                                                                                 ===============    ===============

AB VPS INTERNATIONAL VALUE PORTFOLIO CLASS B (a)
 Issuance of Units                                                                       223,691             35,512
 Redemption of Units                                                                    (146,906)           (37,210)
                                                                                 ---------------    ---------------
  Net increase (decrease)                                                                 76,785             (1,698)
                                                                                 ===============    ===============

AB VPS SMALL CAP GROWTH PORTFOLIO CLASS B (a)
 Issuance of Units                                                                         6,573              2,201
 Redemption of Units                                                                     (38,269)           (46,662)
                                                                                 ---------------    ---------------
  Net increase (decrease)                                                                (31,696)           (44,461)
                                                                                 ===============    ===============

(a) Name change. See Note 1.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

NOTE 4 - CHANGES IN UNITS OUTSTANDING (CONTINUED)

                                                                                       YEAR ENDED DECEMBER 31,
                                                                                 ----------------------------------
                                                                                      2015                2014
                                                                                 ---------------    ---------------
AB VPS SMALL/MID CAP VALUE PORTFOLIO CLASS B (a)
 Issuance of Units                                                                       131,213            220,858
 Redemption of Units                                                                    (245,728)          (693,867)
                                                                                 ---------------    ---------------
  Net increase (decrease)                                                               (114,515)          (473,009)
                                                                                 ===============    ===============

FIDELITY VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2
 Issuance of Units                                                                       503,013            534,499
 Redemption of Units                                                                    (312,539)          (325,256)
                                                                                 ---------------    ---------------
  Net increase (decrease)                                                                190,474            209,243
                                                                                 ===============    ===============

FIDELITY VIP DISCIPLINED SMALL CAP PORTFOLIO SERVICE CLASS 2
 Issuance of Units                                                                        39,014             65,329
 Redemption of Units                                                                     (21,774)           (34,534)
                                                                                 ---------------    ---------------
  Net increase (decrease)                                                                 17,240             30,795
                                                                                 ===============    ===============

FIDELITY VIP EQUITY-INCOME PORTFOLIO SERVICE CLASS 2
 Issuance of Units                                                                       369,942            358,869
 Redemption of Units                                                                    (378,388)          (558,182)
                                                                                 ---------------    ---------------
  Net increase (decrease)                                                                 (8,446)          (199,313)
                                                                                 ===============    ===============

FIDELITY VIP FREEDOM 2005 PORTFOLIO SERVICE CLASS 2
 Issuance of Units                                                                           658                105
 Redemption of Units                                                                         (18)                (4)
                                                                                 ---------------    ---------------
  Net increase (decrease)                                                                    640                101
                                                                                 ===============    ===============

FIDELITY VIP FREEDOM 2010 PORTFOLIO SERVICE CLASS 2
 Issuance of Units                                                                       105,245             53,444
 Redemption of Units                                                                    (125,771)               (18)
                                                                                 ---------------    ---------------
  Net increase (decrease)                                                                (20,526)            53,426
                                                                                 ===============    ===============

FIDELITY VIP FREEDOM 2015 PORTFOLIO SERVICE CLASS 2
 Issuance of Units                                                                        11,350             53,863
 Redemption of Units                                                                    (116,242)           (28,068)
                                                                                 ---------------    ---------------
  Net increase (decrease)                                                               (104,892)            25,795
                                                                                 ===============    ===============

FIDELITY VIP FREEDOM 2020 PORTFOLIO SERVICE CLASS 2
 Issuance of Units                                                                        40,722             54,444
 Redemption of Units                                                                     (31,172)           (24,195)
                                                                                 ---------------    ---------------
  Net increase (decrease)                                                                  9,550             30,249
                                                                                 ===============    ===============

(a) Name change. See Note 1.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

NOTE 4 - CHANGES IN UNITS OUTSTANDING (CONTINUED)

                                                                                       YEAR ENDED DECEMBER 31,
                                                                                 ----------------------------------
                                                                                      2015                2014
                                                                                 ---------------    ---------------
FIDELITY VIP FREEDOM 2025 PORTFOLIO SERVICE CLASS 2
 Issuance of Units                                                                        44,763             71,349
 Redemption of Units                                                                     (58,203)            (9,637)
                                                                                 ---------------    ---------------
  Net increase (decrease)                                                                (13,440)            61,712
                                                                                 ===============    ===============

FIDELITY VIP FREEDOM 2030 PORTFOLIO SERVICE CLASS 2
 Issuance of Units                                                                        35,777             24,245
 Redemption of Units                                                                     (17,230)            (7,213)
                                                                                 ---------------    ---------------
  Net increase (decrease)                                                                 18,547             17,032
                                                                                 ===============    ===============

FIDELITY VIP FREEDOM 2035 PORTFOLIO SERVICE CLASS 2
 Issuance of Units                                                                       563,264            209,455
 Redemption of Units                                                                    (536,138)          (123,715)
                                                                                 ---------------    ---------------
  Net increase (decrease)                                                                 27,126             85,740
                                                                                 ===============    ===============

FIDELITY VIP FREEDOM 2040 PORTFOLIO SERVICE CLASS 2
 Issuance of Units                                                                       291,192            229,014
 Redemption of Units                                                                     (10,574)            (1,350)
                                                                                 ---------------    ---------------
  Net increase (decrease)                                                                280,618            227,664
                                                                                 ===============    ===============

FIDELITY VIP FREEDOM 2045 PORTFOLIO SERVICE CLASS 2
 Issuance of Units                                                                        14,588              9,443
 Redemption of Units                                                                     (12,867)            (5,977)
                                                                                 ---------------    ---------------
  Net increase (decrease)                                                                  1,721              3,466
                                                                                 ===============    ===============

FIDELITY VIP FREEDOM 2050 PORTFOLIO SERVICE CLASS 2
 Issuance of Units                                                                        11,623             47,348
 Redemption of Units                                                                      (7,233)           (23,564)
                                                                                 ---------------    ---------------
  Net increase (decrease)                                                                  4,390             23,784
                                                                                 ===============    ===============

FIDELITY VIP FREEDOM INCOME PORTFOLIO SERVICE CLASS 2
 Issuance of Units                                                                        51,569                128
 Redemption of Units                                                                    (124,377)              (517)
                                                                                 ---------------    ---------------
  Net increase (decrease)                                                                (72,808)              (389)
                                                                                 ===============    ===============

FIDELITY VIP GROWTH OPPORTUNITIES PORTFOLIO SERVICE CLASS 2
 Issuance of Units                                                                        79,971            200,380
 Redemption of Units                                                                     (51,336)          (251,547)
                                                                                 ---------------    ---------------
  Net increase (decrease)                                                                 28,635            (51,167)
                                                                                 ===============    ===============

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

NOTE 4 - CHANGES IN UNITS OUTSTANDING (CONTINUED)

                                                                                       YEAR ENDED DECEMBER 31,
                                                                                 ----------------------------------
                                                                                      2015                2014
                                                                                 ---------------    ---------------
FIDELITY VIP INDEX 500 PORTFOLIO SERVICE CLASS 2
 Issuance of Units                                                                       617,445            477,875
 Redemption of Units                                                                    (324,056)          (199,868)
                                                                                 ---------------    ---------------
  Net increase (decrease)                                                                293,389            278,007
                                                                                 ===============    ===============

FIDELITY VIP MID CAP PORTFOLIO SERVICE CLASS 2
 Issuance of Units                                                                       218,666            152,700
 Redemption of Units                                                                    (227,708)           (63,041)
                                                                                 ---------------    ---------------
  Net increase (decrease)                                                                 (9,042)            89,659
                                                                                 ===============    ===============

FIDELITY VIP OVERSEAS PORTFOLIO SERVICE CLASS 2
 Issuance of Units                                                                       109,289             41,421
 Redemption of Units                                                                     (32,855)           (36,022)
                                                                                 ---------------    ---------------
  Net increase (decrease)                                                                 76,434              5,399
                                                                                 ===============    ===============

FIDELITY VIP STRATEGIC INCOME PORTFOLIO SERVICE CLASS 2
 Issuance of Units                                                                        97,503            951,193
 Redemption of Units                                                                    (106,474)          (741,743)
                                                                                 ---------------    ---------------
  Net increase (decrease)                                                                 (8,971)           209,450
                                                                                 ===============    ===============

FT VIP FRANKLIN INCOME VIP FUND CLASS 2
 Issuance of Units                                                                       358,058            481,899
 Redemption of Units                                                                    (461,792)          (196,135)
                                                                                 ---------------    ---------------
  Net increase (decrease)                                                               (103,734)           285,764
                                                                                 ===============    ===============

FT VIP FRANKLIN MUTUAL GLOBAL DISCOVERY VIP FUND CLASS 2
 Issuance of Units                                                                       276,858            247,686
 Redemption of Units                                                                    (204,841)          (129,588)
                                                                                 ---------------    ---------------
  Net increase (decrease)                                                                 72,017            118,098
                                                                                 ===============    ===============

FT VIP FRANKLIN MUTUAL SHARES VIP FUND CLASS 2
 Issuance of Units                                                                        35,088             68,004
 Redemption of Units                                                                      (7,818)           (54,047)
                                                                                 ---------------    ---------------
  Net increase (decrease)                                                                 27,270             13,957
                                                                                 ===============    ===============

FT VIP FRANKLIN SMALL CAP VALUE VIP FUND CLASS 2
 Issuance of Units                                                                       105,757             77,261
 Redemption of Units                                                                     (96,862)           (59,268)
                                                                                 ---------------    ---------------
  Net increase (decrease)                                                                  8,895             17,993
                                                                                 ===============    ===============

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

NOTE 4 - CHANGES IN UNITS OUTSTANDING (CONTINUED)

                                                                                       YEAR ENDED DECEMBER 31,
                                                                                 ----------------------------------
                                                                                      2015                2014
                                                                                 ---------------    ---------------
FT VIP TEMPLETON GROWTH VIP FUND CLASS 2
 Issuance of Units                                                                        52,803            323,831
 Redemption of Units                                                                     (98,003)          (311,915)
                                                                                 ---------------    ---------------
  Net increase (decrease)                                                                (45,200)            11,916
                                                                                 ===============    ===============

GOLDMAN SACHS BALANCED STRATEGY PORTFOLIO CLASS A
 Issuance of Units                                                                       359,473            209,761
 Redemption of Units                                                                    (354,647)          (146,407)
                                                                                 ---------------    ---------------
  Net increase (decrease)                                                                  4,826             63,354
                                                                                 ===============    ===============

GOLDMAN SACHS EQUITY GROWTH STRATEGY PORTFOLIO CLASS A
 Issuance of Units                                                                        44,805             52,673
 Redemption of Units                                                                    (168,597)           (23,864)
                                                                                 ---------------    ---------------
  Net increase (decrease)                                                               (123,792)            28,809
                                                                                 ===============    ===============

GOLDMAN SACHS GROWTH AND INCOME STRATEGY PORTFOLIO CLASS A
 Issuance of Units                                                                       613,536            204,293
 Redemption of Units                                                                  (1,013,637)          (122,287)
                                                                                 ---------------    ---------------
  Net increase (decrease)                                                               (400,101)            82,006
                                                                                 ===============    ===============

GOLDMAN SACHS GROWTH STRATEGY PORTFOLIO CLASS A
 Issuance of Units                                                                       477,837             95,453
 Redemption of Units                                                                    (559,208)          (346,258)
                                                                                 ---------------    ---------------
  Net increase (decrease)                                                                (81,371)          (250,805)
                                                                                 ===============    ===============

GOLDMAN SACHS INTERNATIONAL REAL ESTATE SECURITIES FUND CLASS A
 Issuance of Units                                                                        47,120             73,001
 Redemption of Units                                                                     (68,471)          (548,671)
                                                                                 ---------------    ---------------
  Net increase (decrease)                                                                (21,351)          (475,670)
                                                                                 ===============    ===============

GOLDMAN SACHS REAL ESTATE SECURITIES FUND CLASS A
 Issuance of Units                                                                       160,430            176,968
 Redemption of Units                                                                     (94,979)          (115,719)
                                                                                 ---------------    ---------------
  Net increase (decrease)                                                                 65,451             61,249
                                                                                 ===============    ===============

GOLDMAN SACHS TECHNOLOGY OPPORTUNITIES FUND CLASS A (a)
 Issuance of Units                                                                       141,493            382,446
 Redemption of Units                                                                    (279,737)          (351,626)
                                                                                 ---------------    ---------------
  Net increase (decrease)                                                               (138,244)            30,820
                                                                                 ===============    ===============

(a) Name change. See Note 1.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

NOTE 4 - CHANGES IN UNITS OUTSTANDING (CONTINUED)

                                                                                       YEAR ENDED DECEMBER 31,
                                                                                 ----------------------------------
                                                                                      2015                2014
                                                                                 ---------------    ---------------
GOLDMAN SACHS VIT CORE FIXED INCOME FUND SERVICE SHARES
 Issuance of Units                                                                        84,318             95,767
 Redemption of Units                                                                     (88,112)          (136,367)
                                                                                 ---------------    ---------------
  Net increase (decrease)                                                                 (3,794)           (40,600)
                                                                                 ===============    ===============

GOLDMAN SACHS VIT EQUITY INDEX FUND SERVICE SHARES
 Issuance of Units                                                                        66,933            138,927
 Redemption of Units                                                                     (65,928)           (76,413)
                                                                                 ---------------    ---------------
  Net increase (decrease)                                                                  1,005             62,514
                                                                                 ===============    ===============

GOLDMAN SACHS VIT GLOBAL TRENDS ALLOCATION FUND SERVICE SHARES (a)
 Issuance of Units                                                                         4,840             15,790
 Redemption of Units                                                                        (146)           (14,836)
                                                                                 ---------------    ---------------
  Net increase (decrease)                                                                  4,694                954
                                                                                 ===============    ===============

GOLDMAN SACHS VIT GROWTH OPPORTUNITIES FUND SERVICE SHARES
 Issuance of Units                                                                        11,641              9,630
 Redemption of Units                                                                     (33,187)            (7,120)
                                                                                 ---------------    ---------------
  Net increase (decrease)                                                                (21,546)             2,510
                                                                                 ===============    ===============

GOLDMAN SACHS VIT HIGH QUALITY FLOATING RATE FUND SERVICE SHARES
 Issuance of Units                                                                       215,711            395,135
 Redemption of Units                                                                    (178,970)          (380,077)
                                                                                 ---------------    ---------------
  Net increase (decrease)                                                                 36,741             15,058
                                                                                 ===============    ===============

GOLDMAN SACHS VIT LARGE CAP VALUE FUND SERVICE SHARES
 Issuance of Units                                                                        11,774             21,907
 Redemption of Units                                                                     (21,659)            (5,074)
                                                                                 ---------------    ---------------
  Net increase (decrease)                                                                 (9,885)            16,833
                                                                                 ===============    ===============

GOLDMAN SACHS VIT MID CAP VALUE FUND SERVICE SHARES
 Issuance of Units                                                                       107,294             54,672
 Redemption of Units                                                                     (13,297)           (46,022)
                                                                                 ---------------    ---------------
  Net increase (decrease)                                                                 93,997              8,650
                                                                                 ===============    ===============

GOLDMAN SACHS VIT MONEY MARKET FUND SERVICE SHARES
 Issuance of Units                                                                     4,968,404          4,909,378
 Redemption of Units                                                                  (4,552,184)        (1,976,487)
                                                                                 ---------------    ---------------
  Net increase (decrease)                                                                416,220          2,932,891
                                                                                 ===============    ===============

(a) Name change. See Note 1.


COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 4 - CHANGES IN UNITS OUTSTANDING (CONTINUED)

                                                                                       YEAR ENDED DECEMBER 31,
                                                                                 ----------------------------------
                                                                                      2015                2014
                                                                                 ---------------    ---------------
GOLDMAN SACHS VIT SMALL CAP EQUITY INSIGHTS FUND SERVICE SHARES
 Issuance of Units                                                                        24,360             29,040
 Redemption of Units                                                                     (28,270)           (74,843)
                                                                                 ---------------    ---------------
  Net increase (decrease)                                                                 (3,910)           (45,803)
                                                                                 ===============    ===============

GOLDMAN SACHS VIT STRATEGIC GROWTH FUND SERVICE SHARES
 Issuance of Units                                                                        17,280             26,587
 Redemption of Units                                                                      (7,174)           (46,227)
                                                                                 ---------------    ---------------
  Net increase (decrease)                                                                 10,106            (19,640)
                                                                                 ===============    ===============

GOLDMAN SACHS VIT STRATEGIC INTERNATIONAL EQUITY FUND SERVICE SHARES
 Issuance of Units                                                                         8,147             13,102
 Redemption of Units                                                                      (3,074)          (154,279)
                                                                                 ---------------    ---------------
  Net increase (decrease)                                                                  5,073           (141,177)
                                                                                 ===============    ===============

GOLDMAN SACHS VIT U.S. EQUITY INSIGHTS FUND SERVICE SHARES
 Issuance of Units                                                                       165,471            303,613
 Redemption of Units                                                                    (367,713)          (128,088)
                                                                                 ---------------    ---------------
  Net increase (decrease)                                                               (202,242)           175,525
                                                                                 ===============    ===============

INVESCO V.I. AMERICAN FRANCHISE FUND SERIES II SHARES
 Issuance of Units                                                                         7,149              2,352
 Redemption of Units                                                                        (729)              (745)
                                                                                 ---------------    ---------------
  Net increase (decrease)                                                                  6,420              1,607
                                                                                 ===============    ===============

INVESCO V.I. CORE EQUITY FUND SERIES II SHARES
 Issuance of Units                                                                        15,295             30,720
 Redemption of Units                                                                     (43,862)            (6,365)
                                                                                 ---------------    ---------------
  Net increase (decrease)                                                                (28,567)            24,355
                                                                                 ===============    ===============

INVESCO V.I. GLOBAL HEALTH CARE FUND SERIES II SHARES
 Issuance of Units                                                                       459,626            268,780
 Redemption of Units                                                                    (491,814)          (588,433)
                                                                                 ---------------    ---------------
  Net increase (decrease)                                                                (32,188)          (319,653)
                                                                                 ===============    ===============

INVESCO V.I. MID CAP CORE EQUITY FUND SERIES II SHARES
 Issuance of Units                                                                        12,666              1,014
 Redemption of Units                                                                      (7,693)               (17)
                                                                                 ---------------    ---------------
  Net increase (decrease)                                                                  4,973                997
                                                                                 ===============    ===============

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

NOTE 4 - CHANGES IN UNITS OUTSTANDING (CONTINUED)

                                                                                       YEAR ENDED DECEMBER 31,
                                                                                 ----------------------------------
                                                                                      2015                2014
                                                                                 ---------------    ---------------
JANUS ASPEN ENTERPRISE PORTFOLIO SERVICE SHARES
 Issuance of Units                                                                       170,675             15,522
 Redemption of Units                                                                     (36,964)           (24,548)
                                                                                 ---------------    ---------------
  Net increase (decrease)                                                                133,711             (9,026)
                                                                                 ===============    ===============

JANUS ASPEN FORTY PORTFOLIO SERVICE SHARES
 Issuance of Units                                                                       219,473            178,515
 Redemption of Units                                                                     (87,604)          (182,345)
                                                                                 ---------------    ---------------
  Net increase (decrease)                                                                131,869             (3,830)
                                                                                 ===============    ===============

JANUS ASPEN PERKINS MID CAP VALUE PORTFOLIO SERVICE SHARES
 Issuance of Units                                                                        95,761             61,853
 Redemption of Units                                                                     (25,775)           (32,201)
                                                                                 ---------------    ---------------
  Net increase (decrease)                                                                 69,986             29,652
                                                                                 ===============    ===============

MFS(R) NEW DISCOVERY SERIES SERVICE CLASS
 Issuance of Units                                                                        27,722             69,502
 Redemption of Units                                                                     (24,719)          (200,258)
                                                                                 ---------------    ---------------
  Net increase (decrease)                                                                  3,003           (130,756)
                                                                                 ===============    ===============

MFS(R) UTILITIES SERIES SERVICE CLASS
 Issuance of Units                                                                       165,017            236,968
 Redemption of Units                                                                    (246,687)           (52,340)
                                                                                 ---------------    ---------------
  Net increase (decrease)                                                                (81,670)           184,628
                                                                                 ===============    ===============

OPPENHEIMER CONSERVATIVE BALANCED FUND/VA SERVICE SHARES (a)
 Issuance of Units                                                                        78,802             86,166
 Redemption of Units                                                                    (131,576)           (93,269)
                                                                                 ---------------    ---------------
  Net increase (decrease)                                                                (52,774)            (7,103)
                                                                                 ===============    ===============

OPPENHEIMER GLOBAL FUND/VA SERVICE SHARES
 Issuance of Units                                                                       248,871            174,587
 Redemption of Units                                                                    (138,946)          (432,357)
                                                                                 ---------------    ---------------
  Net increase (decrease)                                                                109,925           (257,770)
                                                                                 ===============    ===============

OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA SERVICE SHARES
 Issuance of Units                                                                       242,753            395,015
 Redemption of Units                                                                    (421,120)          (743,130)
                                                                                 ---------------    ---------------
  Net increase (decrease)                                                               (178,367)          (348,115)
                                                                                 ===============    ===============

(a) Name change. See Note 1.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

NOTE 4 - CHANGES IN UNITS OUTSTANDING (CONTINUED)

                                                                                       YEAR ENDED DECEMBER 31,
                                                                                 ----------------------------------
                                                                                      2015                2014
                                                                                 ---------------    ---------------
OPPENHEIMER MAIN STREET SMALL CAP FUND(R)/VA SERVICE SHARES
 Issuance of Units                                                                       295,621            149,846
 Redemption of Units                                                                    (197,675)           (83,038)
                                                                                 ---------------    ---------------
  Net increase (decrease)                                                                 97,946             66,808
                                                                                 ===============    ===============

PIONEER DISCIPLINED VALUE VCT PORTFOLIO CLASS II
 Issuance of Units                                                                        35,458             35,848
 Redemption of Units                                                                     (15,230)           (17,131)
                                                                                 ---------------    ---------------
  Net increase (decrease)                                                                 20,228             18,717
                                                                                 ===============    ===============

PIONEER EMERGING MARKETS VCT PORTFOLIO CLASS II
 Issuance of Units                                                                       170,690            234,547
 Redemption of Units                                                                    (272,111)          (334,609)
                                                                                 ---------------    ---------------
  Net increase (decrease)                                                               (101,421)          (100,062)
                                                                                 ===============    ===============

PIONEER MID CAP VALUE VCT PORTFOLIO CLASS II
 Issuance of Units                                                                        35,230            152,830
 Redemption of Units                                                                     (40,308)           (63,855)
                                                                                 ---------------    ---------------
  Net increase (decrease)                                                                 (5,078)            88,975
                                                                                 ===============    ===============

PIONEER SELECT MID CAP GROWTH VCT PORTFOLIO CLASS I
 Issuance of Units                                                                        44,903             68,433
 Redemption of Units                                                                     (88,049)          (118,700)
                                                                                 ---------------    ---------------
  Net increase (decrease)                                                                (43,146)           (50,267)
                                                                                 ===============    ===============

NOTE 5 - PURCHASES AND SALES OF INVESTMENTS

     The cost of purchases and proceeds from sales of shares of the Underlying Funds of the Separate Account during the year ended December 31, 2015 were as follows:

                             INVESTMENT PORTFOLIOS                                  PURCHASES           SALES
                             ---------------------                                  ---------           -----
AB VPS Intermediate Bond Portfolio Class B (a)                                   $       369,688    $       132,276
AB VPS International Value Portfolio Class B (a)                                         146,400             93,182
AB VPS Small Cap Growth Portfolio Class B (a)                                            101,094             66,583
AB VPS Small/Mid Cap Value Portfolio Class B (a)                                         305,942            341,638
Fidelity VIP Contrafund(R) Portfolio Service Class 2                                     825,719            337,109
Fidelity VIP Disciplined Small Cap Portfolio Service Class 2                              60,918             31,751
Fidelity VIP Equity-Income Portfolio Service Class 2                                     666,302            518,222
Fidelity VIP Freedom 2005 Portfolio Service Class 2                                          879                 37
Fidelity VIP Freedom 2010 Portfolio Service Class 2                                        4,500             30,910
Fidelity VIP Freedom 2015 Portfolio Service Class 2                                       21,522            159,088
Fidelity VIP Freedom 2020 Portfolio Service Class 2                                       57,917             38,589

(a) Name change. See Note 1.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

NOTE 5 - PURCHASES AND SALES OF INVESTMENTS (CONTINUED)

                             INVESTMENT PORTFOLIOS                                  PURCHASES           SALES
                             ---------------------                                  ---------           -----
Fidelity VIP Freedom 2025 Portfolio Service Class 2                              $        66,495    $        84,652
Fidelity VIP Freedom 2030 Portfolio Service Class 2                                       49,295             19,624
Fidelity VIP Freedom 2035 Portfolio Service Class 2                                      216,284            174,131
Fidelity VIP Freedom 2040 Portfolio Service Class 2                                      464,793             21,041
Fidelity VIP Freedom 2045 Portfolio Service Class 2                                       14,024             11,277
Fidelity VIP Freedom 2050 Portfolio Service Class 2                                       18,854             11,163
Fidelity VIP Freedom Income Portfolio Service Class 2                                     63,658            144,449
Fidelity VIP Growth Opportunities Portfolio Service Class 2                              236,030             96,934
Fidelity VIP Index 500 Portfolio Service Class 2                                         866,375            338,223
Fidelity VIP Mid Cap Portfolio Service Class 2                                           369,460            281,324
Fidelity VIP Overseas Portfolio Service Class 2                                          100,746                585
Fidelity VIP Strategic Income Portfolio Service Class 2                                  120,444            108,486
FT VIP Franklin Income VIP Fund Class 2                                                  481,849            488,463
FT VIP Franklin Mutual Global Discovery VIP Fund Class 2                                 339,508            141,628
FT VIP Franklin Mutual Shares VIP Fund Class 2                                            65,247              6,448
FT VIP Franklin Small Cap Value VIP Fund Class 2                                         204,697             87,081
FT VIP Templeton Growth VIP Fund Class 2                                                  38,468             76,263
Goldman Sachs Balanced Strategy Portfolio Class A                                        252,189            214,290
Goldman Sachs Equity Growth Strategy Portfolio Class A                                    49,574            182,605
Goldman Sachs Growth and Income Strategy Portfolio Class A                               123,405            538,457
Goldman Sachs Growth Strategy Portfolio Class A                                          272,909            353,866
Goldman Sachs International Real Estate Securities Fund Class A                           37,337             49,352
Goldman Sachs Real Estate Securities Fund Class A                                        170,869             70,367
Goldman Sachs Technology Opportunities Fund Class A (a)                                  246,640            429,816
Goldman Sachs VIT Core Fixed Income Fund Service Shares                                   97,816             92,067
Goldman Sachs VIT Equity Index Fund Service Shares                                       116,866             91,644
Goldman Sachs VIT Global Trends Allocation Fund Service Shares (a)                         6,278                467
Goldman Sachs VIT Growth Opportunities Fund Service Shares                                43,236             57,868
Goldman Sachs VIT High Quality Floating Rate Fund Service Shares                         228,210            196,335
Goldman Sachs VIT Large Cap Value Fund Service Shares                                     29,323             24,555
Goldman Sachs VIT Mid Cap Value Fund Service Shares                                      189,245             20,672
Goldman Sachs VIT Money Market Fund Service Shares                                     2,888,422          2,639,488
Goldman Sachs VIT Small Cap Equity Insights Fund Service Shares                           46,912             39,415
Goldman Sachs VIT Strategic Growth Fund Service Shares                                    34,040              7,418
Goldman Sachs VIT Strategic International Equity Fund Service Shares                       8,188              3,789
Goldman Sachs VIT U.S. Equity Insights Fund Service Shares                               132,350            392,067
Invesco V.I. American Franchise Fund Series II Shares                                      9,408              1,060
Invesco V.I. Core Equity Fund Series II Shares                                            52,187             60,143
Invesco V.I. Global Health Care Fund Series II Shares                                    839,464            822,937
Invesco V.I. Mid Cap Core Equity Fund Series II Shares                                    12,387              7,159
Janus Aspen Enterprise Portfolio Service Shares                                          325,861             38,725
Janus Aspen Forty Portfolio Service Shares                                               426,621             80,943
Janus Aspen Perkins Mid Cap Value Portfolio Service Shares                               215,064             23,616
MFS(R) New Discovery Series Service Class                                                 46,893             37,408
MFS(R) Utilities Series Service Class                                                    169,532            235,634
Oppenheimer Conservative Balanced Fund/VA Service Shares (a)                              79,836            115,112

(a) Name change. See Note 1.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

NOTE 5 - PURCHASES AND SALES OF INVESTMENTS (CONTINUED)

                             INVESTMENT PORTFOLIOS                                  PURCHASES           SALES
                             ---------------------                                  ---------           -----
Oppenheimer Global Fund/VA Service Shares                                        $       344,443    $       134,504
Oppenheimer Global Strategic Income Fund/VA Service Shares                               279,181            458,658
Oppenheimer Main Street Small Cap Fund(R)/VA Service Shares                              444,607            182,483
Pioneer Disciplined Value VCT Portfolio Class II                                          71,377             10,469
Pioneer Emerging Markets VCT Portfolio Class II                                          182,428            149,085
Pioneer Mid Cap Value VCT Portfolio Class II                                              91,913             50,104
Pioneer Select Mid Cap Growth VCT Portfolio Class I                                      134,845            124,645


COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - FINANCIAL HIGHLIGHTS

      Unit fair values, units outstanding, income and expense ratios and total returns for the Separate Account were as follows:

                                        AT DECEMBER 31                                FOR THE YEAR ENDED DECEMBER 31
                                        --------------                                ------------------------------
                                     UNIT FAIR  UNIT FAIR              INVESTMENT    EXPENSE     EXPENSE      TOTAL       TOTAL
                                      VALUES     VALUES                  INCOME      RATIOS      RATIOS      RETURNS     RETURNS
                                      LOWEST     HIGHEST      NET        RATIOS    LOWEST (%)  HIGHEST (%)  LOWEST (%)  HIGHEST (%)
                           UNITS      ($) (5)    ($)(5)    ASSETS ($)  (%) (1)(4)  (2)(4)(5)    (2)(4)(5)    (3)(4)(5)   (3)(4)(5)
                           -----      -------    ------    ----------  ----------  ---------    ---------    ---------   ---------
AB VPS INTERMEDIATE BOND PORTFOLIO CLASS B (a)
2015                        653,068   1.299700   1.156979     863,631        3.13        0.75         1.70       (1.88)       (0.93)
2014                        498,778   1.324605   1.364790     674,335        3.22        1.30         1.70        4.41         4.84
2013                        459,034   1.268611   1.107789     591,053        3.89        0.75         1.70       (4.00)       (3.06)
2012                        679,017   1.321425   1.142815     909,005        4.70        0.75         1.70        4.00         5.00
2011                        752,248   1.270638   1.088364     966,535        2.98        0.75         1.70        4.57         5.59
AB VPS INTERNATIONAL VALUE PORTFOLIO CLASS B (a)
2015                        325,008   0.615129   0.633642     203,237        2.17        1.30         1.65        0.71         1.07
2014                        248,223   0.610803   0.626938     153,566        3.32        1.30         1.65       (8.00)       (7.67)
2013                        249,921   0.663940   0.679050     167,788        6.42        1.30         1.65       20.71        21.14
2012                        226,099   0.550031   0.560556     125,628        1.54        1.30         1.65       12.31        12.71
2011                        193,441   0.489728   0.497335      95,489        3.78        1.30         1.65      (20.77)      (20.49)
AB VPS SMALL CAP GROWTH PORTFOLIO CLASS B (a)
2015                        293,150   1.572984   1.627410     471,084         N/A        1.30         1.70       (3.21)       (2.81)
2014                        324,846   1.625127   1.674540     537,969         N/A        1.30         1.70       (3.74)       (3.35)
2013                        369,307   1.688292   1.732575     633,519         N/A        1.30         1.70       42.87        43.45
2012                        401,452   1.181722   1.207812     480,977         N/A        1.30         1.70       12.78        13.24
2011                        295,426   1.047786   1.066582     312,987         N/A        1.30         1.70        2.43         2.85
AB VPS SMALL/MID CAP VALUE PORTFOLIO CLASS B (a)
2015                        431,272   1.464948   1.508983     641,775        0.56        1.30         1.65       (7.25)       (6.92)
2014                        545,787   1.579459   1.621155     873,512        0.52        1.30         1.65        7.15         7.53
2013                      1,018,796   1.474074   1.542762   1,518,980        0.46        0.75         1.65       35.37        36.58
2012                        284,158   1.088961   1.129549     312,513        0.28        0.75         1.65       16.52        17.46
2011                        196,451   0.934603   0.949110     185,150        0.34        1.30         1.65      (10.13)       (9.81)
FIDELITY VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2
2015                      1,343,211   1.636270   1.732445   2,236,816        0.86        0.75         1.70       (1.29)       (0.15)
2014                      1,152,737   1.657670   1.735027   1,938,638        0.84        0.75         1.70        9.76        10.91
2013                        943,494   1.510307   1.532982   1,441,671        0.97        1.30         1.70       28.73        29.25
2012                        698,944   1.173257   1.186056     826,966        1.36        1.30         1.70       14.17        14.63
2011                        465,581   1.027664   1.034673     480,982        1.30        1.30         1.70       (4.44)       (4.05)

(a)  Name change.  See Note 1.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

NOTE 6 - FINANCIAL HIGHLIGHTS (CONTINUED)

                                        AT DECEMBER 31                                FOR THE YEAR ENDED DECEMBER 31
                                        --------------                                ------------------------------
                                     UNIT FAIR  UNIT FAIR              INVESTMENT    EXPENSE     EXPENSE      TOTAL       TOTAL
                                      VALUES     VALUES                  INCOME      RATIOS      RATIOS      RETURNS     RETURNS
                                      LOWEST     HIGHEST      NET        RATIOS    LOWEST (%)  HIGHEST (%)  LOWEST (%)  HIGHEST (%)
                           UNITS      ($) (5)    ($)(5)    ASSETS ($)  (%) (1)(4)  (2)(4)(5)    (2)(4)(5)    (3)(4)(5)   (3)(4)(5)
                           -----      -------    ------    ----------  ----------  ---------    ---------    ---------   ---------
FIDELITY VIP DISCIPLINED SMALL CAP PORTFOLIO SERVICE CLASS 2
2015                        107,473   1.662169   1.695984     181,551        0.39        1.30         1.65       (3.79)       (3.45)
2014                         90,233   1.727693   1.800517     158,186        0.11        0.75         1.65        3.19         4.00
2013                         59,438   1.674211   1.731240     100,695        0.26        0.75         1.65       35.69        36.92
2012                         18,173   1.233846   1.245606      22,603        1.79        1.30         1.65       16.63        17.05
2011                         12,734   1.057892   1.064192      13,539        0.18        1.30         1.65       (3.24)       (2.89)
FIDELITY VIP EQUITY-INCOME PORTFOLIO SERVICE CLASS 2
2015                        751,332   1.498460   1.581422   1,142,460        2.82        0.75         1.65       (5.82)       (4.96)
2014                        759,778   1.591039   1.663900   1,224,164        2.37        0.75         1.65        6.69         7.67
2013                        959,091   1.491286   1.545379   1,444,139        3.50        0.75         1.65       25.72        26.88
2012                         40,964   1.193628   1.217985      49,127        2.58        0.75         1.50       15.30        16.17
2011                         43,444   1.035208   1.048478      45,074        2.54        0.75         1.50       (0.86)       (0.10)
FIDELITY VIP FREEDOM 2005 PORTFOLIO SERVICE CLASS 2
2015                          1,318   1.216506   1.255207       1,624        2.04        0.75         1.30       (1.78)       (1.23)
2014                            678   1.238541   1.238541         840        1.47        1.30         1.30        2.69         2.69
2013                            577   1.206076   1.206076         696        0.99        1.30         1.30        8.04         8.04
2012                            479   1.116288   1.116288         535        1.70        1.30         1.30        7.93         7.93
2011                            310   1.034235   1.034235         320        3.29        1.30         1.30       (1.39)       (1.39)
FIDELITY VIP FREEDOM 2010 PORTFOLIO SERVICE CLASS 2
2015                         34,699   1.264575   1.294245      43,948        1.10        1.30         1.70       (2.22)       (1.82)
2014                         55,225   1.305577   1.318267      72,127        2.15        1.30         1.50        2.65         2.86
2013                          1,799   1.281647   1.281647       2,306        1.62        1.30         1.30       11.73        11.73
2012                          1,483   1.147104   1.147104       1,701        1.99        1.30         1.30       10.14        10.14
2011                            960   1.041504   1.041504       1,000        2.92        1.30         1.30       (1.71)       (1.71)
FIDELITY VIP FREEDOM 2015 PORTFOLIO SERVICE CLASS 2
2015                        225,928   1.295188   1.351969     292,781        1.21        0.75         1.50       (2.00)       (1.26)
2014                        330,820   1.321626   1.369214     437,422        1.44        0.75         1.50        2.89         3.67
2013                        305,025   1.284526   1.320714     392,004        1.96        0.75         1.50       12.39        13.25
2012                        115,461   1.142891   1.166191     132,066        1.84        0.75         1.50       10.23        11.06
2011                         72,886   1.036857   1.050012      75,625        1.44        0.75         1.50       (2.01)       (1.26)

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

NOTE 6 - FINANCIAL HIGHLIGHTS (CONTINUED)

                                        AT DECEMBER 31                                FOR THE YEAR ENDED DECEMBER 31
                                        --------------                                ------------------------------
                                     UNIT FAIR  UNIT FAIR              INVESTMENT    EXPENSE     EXPENSE      TOTAL       TOTAL
                                      VALUES     VALUES                  INCOME      RATIOS      RATIOS      RETURNS     RETURNS
                                      LOWEST     HIGHEST      NET        RATIOS    LOWEST (%)  HIGHEST (%)  LOWEST (%)  HIGHEST (%)
                           UNITS      ($) (5)    ($)(5)    ASSETS ($)  (%) (1)(4)  (2)(4)(5)    (2)(4)(5)    (3)(4)(5)   (3)(4)(5)
                           -----      -------    ------    ----------  ----------  ---------    ---------    ---------   ---------
FIDELITY VIP FREEDOM 2020 PORTFOLIO SERVICE CLASS 2
2015                        633,481   1.317702   1.387497     856,651        1.61        0.75         1.65       (2.10)       (1.21)
2014                        623,931   1.345995   1.404440     858,065        1.47        0.75         1.65        2.87         3.81
2013                        593,682   1.308459   1.352887     790,377        1.82        0.75         1.65       13.73        14.77
2012                        461,757   1.150513   1.178802     539,013        1.88        0.75         1.65       11.21        12.22
2011                        422,328   1.034565   1.050409     441,004        3.42        0.75         1.65       (2.87)       (1.98)
FIDELITY VIP FREEDOM 2025 PORTFOLIO SERVICE CLASS 2
2015                        260,843   1.392840   1.454005     364,626        1.60        0.75         1.50       (2.00)       (1.25)
2014                        274,283   1.411269   1.472435     390,937        1.58        0.75         1.65        3.12         4.07
2013                        212,571   1.368517   1.414897     292,991        2.15        0.75         1.65       17.74        18.82
2012                         78,818   1.166963   1.190819      92,206        1.84        0.75         1.50       13.08        13.94
2011                         60,413   1.031964   1.045134      62,440        2.33        0.75         1.50       (3.81)       (3.08)
FIDELITY VIP FREEDOM 2030 PORTFOLIO SERVICE CLASS 2
2015                        276,835   1.410764   1.472675     391,583        1.50        0.75         1.50       (2.02)       (1.28)
2014                        258,288   1.439895   1.491769     372,588        1.41        0.75         1.50        3.17         3.96
2013                        241,256   1.395611   1.434990     337,074        1.94        0.75         1.50       19.59        20.50
2012                        177,611   1.162266   1.190906     207,505        2.08        0.75         1.65       13.28        14.32
2011                        142,173   1.028594   1.041768     146,334        1.66        0.75         1.50       (4.29)       (3.56)
FIDELITY VIP FREEDOM 2035 PORTFOLIO SERVICE CLASS 2
2015                        331,696   1.432182   1.512602     481,870        1.46        0.75         1.70       (2.20)       (1.26)
2014                        304,570   1.468106   1.531864     451,363        1.46        0.75         1.65        2.92         3.87
2013                        218,830   1.426411   1.474853     314,705        1.76        0.75         1.65       22.45        23.57
2012                        167,115   1.164891   1.193564     195,656        2.14        0.75         1.65       14.69        15.74
2011                        128,990   1.015670   1.031260     131,405        1.91        0.75         1.65       (5.83)       (4.96)
FIDELITY VIP FREEDOM 2040 PORTFOLIO SERVICE CLASS 2
2015                        707,171   1.443614   1.519305   1,040,360        1.67        0.75         1.65       (2.13)       (1.27)
2014                        426,553   1.475075   1.499773     638,592        1.80        1.30         1.65        2.97         3.34
2013                        198,889   1.432556   1.451369     288,043        2.64        1.30         1.65       22.93        23.37
2012                         66,232   1.170041   1.176446      77,762        2.40        1.30         1.50       14.90        15.14
2011                         36,670   1.018277   1.021782      37,392        2.59        1.30         1.50       (5.74)       (5.55)

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

NOTE 6 - FINANCIAL HIGHLIGHTS (CONTINUED)

                                        AT DECEMBER 31                                FOR THE YEAR ENDED DECEMBER 31
                                        --------------                                ------------------------------
                                     UNIT FAIR  UNIT FAIR              INVESTMENT    EXPENSE     EXPENSE      TOTAL       TOTAL
                                      VALUES     VALUES                  INCOME      RATIOS      RATIOS      RETURNS     RETURNS
                                      LOWEST     HIGHEST      NET        RATIOS    LOWEST (%)  HIGHEST (%)  LOWEST (%)  HIGHEST (%)
                           UNITS      ($) (5)    ($)(5)    ASSETS ($)  (%) (1)(4)  (2)(4)(5)    (2)(4)(5)    (3)(4)(5)   (3)(4)(5)
                           -----      -------    ------    ----------  ----------  ---------    ---------    ---------   ---------
FIDELITY VIP FREEDOM 2045 PORTFOLIO SERVICE CLASS 2
2015                         33,169   1.465412   1.529138      48,914        1.52        0.75         1.50       (2.03)       (1.29)
2014                         31,448   1.495705   1.549073      47,308        1.26        0.75         1.50        3.11         3.89
2013                         27,982   1.442485   1.461411      40,767        1.81        1.30         1.65       23.70        24.14
2012                         18,636   1.170859   1.177246      21,878        1.38        1.30         1.50       15.27        15.51
2011                         19,113   1.015718   1.019203      19,425        3.50        1.30         1.50       (6.07)       (5.87)
FIDELITY VIP FREEDOM 2050 PORTFOLIO SERVICE CLASS 2
2015                         87,411   1.456152   1.532773     129,611        1.48        0.75         1.65       (2.22)       (1.33)
2014                         83,021   1.489200   1.514109     125,462        1.51        1.30         1.65        2.99         3.36
2013                         59,237   1.445988   1.464959      86,669        1.55        1.30         1.65       24.06        24.50
2012                         22,653   1.165537   1.176650      26,626        2.50        1.30         1.65       15.45        15.86
2011                         13,920   1.012078   1.015570      14,136        2.02        1.30         1.50       (6.57)       (6.38)
FIDELITY VIP FREEDOM INCOME PORTFOLIO SERVICE CLASS 2
2015                         25,888   1.123976   1.281319      32,664        0.80        0.75         1.30       (1.86)       (1.32)
2014                         98,696   1.134679   1.134679     111,988        1.28        1.50         1.50        1.99         1.99
2013                         99,085   1.112591   1.120716     110,244        3.31        1.30         1.50        3.63         3.84
2012                            197   1.079312   1.079312         212        2.82        1.30         1.30        4.86         4.86
2011                            N/A        N/A        N/A         N/A         N/A         N/A          N/A         N/A          N/A
FIDELITY VIP GROWTH OPPORTUNITIES PORTFOLIO SERVICE CLASS 2
2015                        463,968   2.015099   2.060916     948,727        0.00        1.30         1.70        3.55         3.97
2014                        435,333   1.945957   1.982144     857,306        0.01        1.30         1.70       10.04        10.49
2013                        486,500   1.768338   1.830646     868,740        0.05        0.75         1.70       35.20        36.50
2012                        754,775   1.307911   1.341179     994,135        0.17        0.75         1.70       17.30        18.49
2011                        760,331   1.115411   1.131874     851,281         N/A        0.75         1.65        0.29         1.09
FIDELITY VIP INDEX 500 PORTFOLIO SERVICE CLASS 2
2015                        857,889   1.721453   1.830018   1,508,220        2.02        0.75         1.65       (0.59)        0.33
2014                        564,500   1.731598   1.824043     994,872        1.98        0.75         1.65       11.42        12.57
2013                        286,493   1.554141   1.620359     451,315        2.30        0.75         1.65       29.74        30.95
2012                        124,227   1.197913   1.209327     150,640        2.44        1.30         1.65       13.73        14.14
2011                         29,249   1.065992   1.059554      31,102        1.66        1.30         1.50        0.27        (0.35)

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

NOTE 6 - FINANCIAL HIGHLIGHTS (CONTINUED)

                                        AT DECEMBER 31                                FOR THE YEAR ENDED DECEMBER 31
                                        --------------                                ------------------------------
                                     UNIT FAIR  UNIT FAIR              INVESTMENT    EXPENSE     EXPENSE      TOTAL       TOTAL
                                      VALUES     VALUES                  INCOME      RATIOS      RATIOS      RETURNS     RETURNS
                                      LOWEST     HIGHEST      NET        RATIOS    LOWEST (%)  HIGHEST (%)  LOWEST (%)  HIGHEST (%)
                           UNITS      ($) (5)    ($)(5)    ASSETS ($)  (%) (1)(4)  (2)(4)(5)    (2)(4)(5)    (3)(4)(5)   (3)(4)(5)
                           -----      -------    ------    ----------  ----------  ---------    ---------    ---------   ---------
FIDELITY VIP MID CAP PORTFOLIO SERVICE CLASS 2
2015                        522,196   1.517259   1.553032     807,077        0.24        1.30         1.70       (3.30)       (2.91)
2014                        531,238   1.569068   1.599543     846,177        0.02        1.30         1.70        4.23         4.65
2013                        441,579   1.505406   1.528415     673,050        0.30        1.30         1.70       33.56        34.10
2012                        394,448   1.127133   1.521561     449,214        0.50        0.75         1.70       12.62        13.70
2011                        236,917   1.002006   1.338190     240,156        0.02        0.75         1.65      (12.32)      (11.58)
FIDELITY VIP OVERSEAS PORTFOLIO SERVICE CLASS 2
2015                        104,110   1.269128   1.294970     133,759        2.94        1.30         1.65        1.59         1.95
2014                         27,676   1.249266   1.270187      34,927        0.64        1.30         1.65       (9.81)       (9.49)
2013                         22,277   1.385150   1.403346      31,114        1.17        1.30         1.65       28.02        28.48
2012                         14,180   1.081970   1.092297      15,421        1.98        1.30         1.65       18.41        18.83
2011                         11,470   0.916611   0.919235      10,515        0.15        1.30         1.50      (18.54)      (18.41)
FIDELITY VIP STRATEGIC INCOME PORTFOLIO SERVICE CLASS 2
2015                        933,575   1.117764   1.360196   1,081,949        2.55        0.75         1.65       (3.55)       (2.67)
2014                        942,546   1.158956   1.397528   1,123,144        2.75        0.75         1.65        1.67         2.60
2013                        733,096   1.139929   1.362140     854,251        3.88        0.75         1.65       (1.62)       (0.72)
2012                        720,008   1.158657   1.371954     842,629        3.81        0.75         1.65        8.41         9.41
2011                        423,702   1.068725   1.253994     456,328        5.93        0.75         1.65        2.73         3.67
FT VIP FRANKLIN INCOME VIP FUND CLASS 2
2015                      2,849,270   1.199661   1.235706   3,480,635        4.61        1.30         1.65       (8.59)       (8.26)
2014                      2,953,004   1.312356   1.346997   3,938,248        4.88        1.30         1.65        2.89         3.26
2013                      2,667,240   1.275508   1.363364   3,449,663        6.43        0.75         1.65       12.06        13.07
2012                      2,529,612   1.138214   1.205752   2,912,926        5.93        0.75         1.65       10.79        11.77
2011                      1,921,585   1.027324   1.043255   1,993,475        5.20        1.30         1.65        0.69         1.05
FT VIP FRANKLIN MUTUAL GLOBAL DISCOVERY VIP FUND CLASS 2
2015                      1,011,961   1.255687   1.455317   1,305,453        2.86        0.75         1.70       (5.29)       (4.18)
2014                        939,944   1.325788   1.518750   1,276,719        2.20        0.75         1.70        3.91         4.99
2013                        821,846   1.275873   1.446622   1,070,916        2.26        0.75         1.70       25.45        26.66
2012                        713,815   1.017050   1.142125     738,651        2.68        0.75         1.70       11.43        12.57
2011                        666,503   0.912709   0.928376     616,857        2.44        1.30         1.70       (4.61)       (4.22)

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

NOTE 6 - FINANCIAL HIGHLIGHTS (CONTINUED)

                                        AT DECEMBER 31                                FOR THE YEAR ENDED DECEMBER 31
                                        --------------                                ------------------------------
                                     UNIT FAIR  UNIT FAIR              INVESTMENT    EXPENSE     EXPENSE      TOTAL       TOTAL
                                      VALUES     VALUES                  INCOME      RATIOS      RATIOS      RETURNS     RETURNS
                                      LOWEST     HIGHEST      NET        RATIOS    LOWEST (%)  HIGHEST (%)  LOWEST (%)  HIGHEST (%)
                           UNITS      ($) (5)    ($)(5)    ASSETS ($)  (%) (1)(4)  (2)(4)(5)    (2)(4)(5)    (3)(4)(5)   (3)(4)(5)
                           -----      -------    ------    ----------  ----------  ---------    ---------    ---------   ---------
FT VIP FRANKLIN MUTUAL SHARES VIP FUND CLASS 2
2015                        245,590   1.120515   1.159813     281,803        3.19        1.30         1.70       (6.55)       (6.17)
2014                        218,320   1.199093   1.236122     267,167        2.06        1.30         1.70        5.30         5.73
2013                        204,363   1.138727   1.169138     236,788        2.20        1.30         1.70       26.08        26.59
2012                        236,702   0.903164   0.923540     217,137        2.19        1.30         1.70       12.30        12.76
2011                        226,015   0.804235   0.819034     184,233        2.01        1.30         1.70       (2.73)       (2.33)
FT VIP FRANKLIN SMALL CAP VALUE VIP FUND CLASS 2
2015                        539,159   1.308147   2.123030     720,648        0.64        0.75         1.70       (8.96)       (8.09)
2014                        530,264   1.445505   2.309942     776,464        0.62        0.75         1.65       (1.09)       (0.20)
2013                        512,271   1.461422   2.314617     756,878        1.22        0.75         1.65       33.99        35.22
2012                        451,813   1.090683   1.711753     498,797        0.78        0.75         1.65       16.44        17.50
2011                        415,052   0.936731   1.456823     392,658        0.68        0.75         1.65       (5.35)       (4.48)
FT VIP TEMPLETON GROWTH VIP FUND CLASS 2
2015                        242,077   0.950782   0.979332     234,280        2.77        1.30         1.65       (8.03)       (7.70)
2014                        287,277   1.033809   1.459175     301,721        1.55        0.75         1.65       (4.42)       (3.55)
2013                        275,361   1.081605   1.106198     301,214        2.71        1.30         1.65       28.66        29.12
2012                        223,926   0.840642   0.856722     190,003        1.83        1.30         1.65       19.07        19.49
2011                        179,788   0.706001   0.716955     128,055        1.45        1.30         1.65       (8.51)       (8.18)
GOLDMAN SACHS BALANCED STRATEGY PORTFOLIO CLASS A
2015                      1,037,684   1.082056   1.119128   1,146,627        4.97        1.30         1.70       (2.58)       (2.18)
2014                      1,032,858   1.110715   1.404534   1,178,410        3.03        0.75         1.70        0.66         1.63
2013                        969,504   1.103443   1.382003   1,095,206        2.77        0.75         1.70        6.40         7.42
2012                        894,108   1.037116   1.286509     945,412        2.83        0.75         1.70        8.12         9.16
2011                        783,695   0.959232   1.178528     762,806        1.65        0.75         1.70       (3.55)       (2.62)
GOLDMAN SACHS EQUITY GROWTH STRATEGY PORTFOLIO CLASS A
2015                        243,158   1.017005   1.047578     253,807        0.92        1.30         1.65       (0.84)       (0.49)
2014                        366,950   1.025619   1.052702     385,473        1.81        1.30         1.65        1.31         1.67
2013                        338,141   1.012386   1.035437     349,462        1.75        1.30         1.65       21.48        21.91
2012                        342,820   0.833393   0.849342     290,744        2.06        1.30         1.65       15.07        15.48
2011                        281,310   0.724241   0.735492     206,616        2.34        1.30         1.65       (9.05)       (8.72)

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

NOTE 6 - FINANCIAL HIGHLIGHTS (CONTINUED)

                                        AT DECEMBER 31                                FOR THE YEAR ENDED DECEMBER 31
                                        --------------                                ------------------------------
                                     UNIT FAIR  UNIT FAIR              INVESTMENT    EXPENSE     EXPENSE      TOTAL       TOTAL
                                      VALUES     VALUES                  INCOME      RATIOS      RATIOS      RETURNS     RETURNS
                                      LOWEST     HIGHEST      NET        RATIOS    LOWEST (%)  HIGHEST (%)  LOWEST (%)  HIGHEST (%)
                           UNITS      ($) (5)    ($)(5)    ASSETS ($)  (%) (1)(4)  (2)(4)(5)    (2)(4)(5)    (3)(4)(5)   (3)(4)(5)
                           -----      -------    ------    ----------  ----------  ---------    ---------    ---------   ---------
GOLDMAN SACHS GROWTH AND INCOME STRATEGY PORTFOLIO CLASS A
2015                        875,679   1.040793   1.519427     937,002        3.17        0.75         1.65       (2.19)       (1.29)
2014                      1,275,780   1.064045   1.539272   1,384,413        2.60        0.75         1.65        0.53         1.45
2013                      1,193,774   1.058449   1.082549   1,284,843        2.08        1.30         1.65       11.24        11.64
2012                      1,128,541   0.951508   0.969720   1,088,895        2.53        1.30         1.65       10.58        10.97
2011                      1,103,638   0.858556   0.873832     959,457        2.03        1.30         1.70       (5.10)       (4.72)
GOLDMAN SACHS GROWTH STRATEGY PORTFOLIO CLASS A
2015                        786,463   0.997190   1.027176     803,646        1.47        1.30         1.65       (1.43)       (1.08)
2014                        867,834   1.011649   1.038381     896,163        1.81        1.30         1.65        0.67         1.03
2013                      1,118,639   1.004880   1.027775   1,141,706        1.55        1.30         1.65       16.36        16.78
2012                      1,049,982   0.863594   0.880132     918,512        2.40        1.30         1.65       12.64        13.04
2011                        937,481   0.766670   0.778576     725,952        2.26        1.30         1.65       (7.63)       (7.30)
GOLDMAN SACHS INTERNATIONAL REAL ESTATE SECURITIES FUND CLASS A
2015                        113,727   0.729330   0.741592      83,715        2.24        1.30         1.50       (3.72)       (3.52)
2014                        135,078   0.757471   1.350789     103,214        2.61        0.75         1.50       (0.47)        0.29
2013                        610,748   0.761017   1.346851     469,485        4.57        0.75         1.50        4.22         5.02
2012                        338,325   0.730182   1.282519     248,939       19.48        0.75         1.50       40.33        41.38
2011                         76,356   0.516804   0.524801      39,897        2.85        1.30         1.65      (20.79)      (20.51)
GOLDMAN SACHS REAL ESTATE SECURITIES FUND CLASS A
2015                        221,766   1.314284   1.821875     297,277        1.63        0.75         1.65        1.44         2.31
2014                        156,315   1.295608   1.780653     206,262        1.55        0.75         1.65       27.50        28.58
2013                         95,066   1.016139   1.039302      98,185        1.42        1.30         1.65        0.45         0.80
2012                        107,776   1.020011   1.031020     110,330        1.35        1.30         1.50       14.42        14.65
2011                         50,001   0.891427   0.899239      44,712        1.43        1.30         1.50        8.17         8.39
GOLDMAN SACHS TECHNOLOGY OPPORTUNITIES FUND CLASS A (a)
2015                        407,021   1.821558   1.778175     754,580         N/A        0.75         1.65        5.89         6.84
2014                        545,265   1.720217   1.664291     953,173         N/A        0.75         1.65        8.22         9.21
2013                        514,445   1.585411   1.523871     829,227         N/A        0.75         1.70       26.38        27.63
2012                        475,638   1.254492   1.193977     605,052         N/A        0.75         1.70       18.46        19.58
2011                        296,102   1.058992   0.998465     316,881         N/A        0.75         1.70      (14.72)      (13.98)

(a)  Name change.  See Note 1.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

NOTE 6 - FINANCIAL HIGHLIGHTS (CONTINUED)

                                        AT DECEMBER 31                                FOR THE YEAR ENDED DECEMBER 31
                                        --------------                                ------------------------------
                                     UNIT FAIR  UNIT FAIR              INVESTMENT    EXPENSE     EXPENSE      TOTAL       TOTAL
                                      VALUES     VALUES                  INCOME      RATIOS      RATIOS      RETURNS     RETURNS
                                      LOWEST     HIGHEST      NET        RATIOS    LOWEST (%)  HIGHEST (%)  LOWEST (%)  HIGHEST (%)
                           UNITS      ($) (5)    ($)(5)    ASSETS ($)  (%) (1)(4)  (2)(4)(5)    (2)(4)(5)    (3)(4)(5)   (3)(4)(5)
                           -----      -------    ------    ----------  ----------  ---------    ---------    ---------   ---------
GOLDMAN SACHS VIT CORE FIXED INCOME FUND SERVICE SHARES
2015                        845,694   1.205615   1.303968   1,040,852        2.42        0.75         1.70       (1.44)       (0.47)
2014                        849,488   1.223234   1.310189   1,057,873        2.72        0.75         1.70        3.82         4.83
2013                        890,088   1.178269   1.249785   1,065,042        2.47        0.75         1.70       (3.03)       (2.10)
2012                        893,147   1.215082   1.276558   1,099,336        2.31        0.75         1.70        4.91         5.92
2011                        745,344   1.160415   1.205168     872,290        2.49        0.75         1.65        5.20         6.15
GOLDMAN SACHS VIT EQUITY INDEX FUND SERVICE SHARES
2015                        229,317   1.405754   2.313601     327,361        1.77        0.75         1.65       (0.72)        0.11
2014                        228,312   1.415960   2.311149     328,424        2.02        0.75         1.65       11.35        12.40
2013                        165,798   1.271648   2.056219     213,550        1.75        0.75         1.65       29.65        30.74
2012                        152,170   0.980801   1.572765     151,518        1.98        0.75         1.65       13.64        14.67
2011                        129,884   0.863051   1.371580     113,275        1.10        0.75         1.65        0.07         1.03
GOLDMAN SACHS VIT GLOBAL TRENDS ALLOCATION FUND SERVICE SHARES (a)
2015                         20,579   1.106314   1.120579      23,056        0.09        1.30         1.65       (7.37)       (7.04)
2014                         15,885   1.194343   1.205455      19,146        0.03        1.30         1.65        2.25         2.61
2013                         14,931   1.171046   1.174794      17,488        0.00        1.30         1.50       11.87        12.09
2012                         23,545   1.046796   1.048084      24,669         N/A        1.30         1.50        4.68         4.81
GOLDMAN SACHS VIT GROWTH OPPORTUNITIES FUND SERVICE SHARES
2015                        199,612   1.590193   1.699493     325,022         N/A        0.75         1.70       (6.82)       (5.91)
2014                        221,158   1.706515   1.806323     385,416         N/A        0.75         1.70        9.21        10.26
2013                        218,648   1.562594   1.638171     347,898         N/A        0.75         1.70       29.95        31.21
2012                        214,177   1.202468   1.248550     261,506         N/A        0.75         1.70       17.40        18.54
2011                        170,494   1.024231   1.053314     176,919         N/A        0.75         1.70       (5.60)       (4.69)
GOLDMAN SACHS VIT HIGH QUALITY FLOATING RATE FUND SERVICE SHARES
2015                        844,686   1.136412   1.131071     983,203        0.44        0.75         1.70       (2.11)       (1.18)
2014                        807,945   1.160937   1.144620     958,931        0.31        0.75         1.70       (1.79)       (0.85)
2013                        792,887   1.182041   1.154446     954,481        0.52        0.75         1.70       (1.31)       (0.36)
2012                      1,190,473   1.197673   1.158675   1,444,722        0.79        0.75         1.70        1.04         1.98
2011                      1,206,359   1.185388   1.136227   1,446,647        1.05        0.75         1.70        4.54         5.50

(a)  Name change.  See Note 1.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

NOTE 6 - FINANCIAL HIGHLIGHTS (CONTINUED)

                                        AT DECEMBER 31                                FOR THE YEAR ENDED DECEMBER 31
                                        --------------                                ------------------------------
                                     UNIT FAIR  UNIT FAIR              INVESTMENT    EXPENSE     EXPENSE      TOTAL       TOTAL
                                      VALUES     VALUES                  INCOME      RATIOS      RATIOS      RETURNS     RETURNS
                                      LOWEST     HIGHEST      NET        RATIOS    LOWEST (%)  HIGHEST (%)  LOWEST (%)  HIGHEST (%)
                           UNITS      ($) (5)    ($)(5)    ASSETS ($)  (%) (1)(4)  (2)(4)(5)    (2)(4)(5)    (3)(4)(5)   (3)(4)(5)
                           -----      -------    ------    ----------  ----------  ---------    ---------    ---------   ---------
GOLDMAN SACHS VIT LARGE CAP VALUE FUND SERVICE SHARES
2015                        112,722   1.164846   1.199865     135,170        1.09        1.30         1.65       (6.16)       (5.83)
2014                        122,607   1.255400   1.274094     156,113        1.19        1.30         1.50       10.92        11.15
2013                        105,774   1.131774   1.146301     121,176        1.00        1.30         1.50       30.95        31.21
2012                         96,099   0.864296   0.873627      83,939        1.18        1.30         1.50       17.06        17.29
2011                        102,111   0.738349   0.744846      76,038        0.91        1.30         1.50       (8.65)       (8.47)
GOLDMAN SACHS VIT MID CAP VALUE FUND SERVICE SHARES
2015                        115,966   1.505814   1.536474     176,724        0.17        1.30         1.65      (11.02)      (10.70)
2014                         21,969   1.692278   1.720601      37,665        0.89        1.30         1.65       11.42        11.81
2013                         13,319   1.518862   1.538802      20,401        0.93        1.30         1.65       30.37        30.83
2012                            981   1.165068   1.176181       1,143        0.90        1.30         1.65       16.21        16.62
2011                            734   1.002546   1.008521         739        0.03        1.30         1.65       (8.35)       (8.03)
GOLDMAN SACHS VIT MONEY MARKET FUND SERVICE SHARES
2015                     10,196,771   0.902396   0.952799   9,384,899        0.01        0.75         1.70       (1.70)       (0.75)
2014                      9,780,551   0.931742   0.960014   9,135,965        0.01        0.75         1.50       (1.50)       (0.75)
2013                      6,847,660   0.933804   0.967282   6,485,259        0.01        0.75         1.70       (1.69)       (0.75)
2012                      9,116,297   0.949887   0.974582   8,766,548        0.01        0.75         1.70       (1.70)       (0.74)
2011                      8,374,712   0.966314   0.981896   8,171,350        0.01        0.75         1.70       (1.70)       (0.74)
GOLDMAN SACHS VIT SMALL CAP EQUITY INSIGHTS FUND SERVICE SHARES
2015                         69,161   1.417011   1.459592     100,413        0.03        1.30         1.65       (4.11)       (3.77)
2014                         73,071   1.477683   1.516697     110,074        0.38        1.30         1.65        4.93         5.30
2013                        118,874   1.408281   1.440334     169,659        1.01        1.30         1.65       33.16        33.63
2012                        128,233   1.057573   1.077814     137,047        0.94        1.30         1.65       10.66        11.05
2011                         97,061   0.955727   0.970562      93,577        0.25        1.30         1.65       (1.26)       (0.91)
GOLDMAN SACHS VIT STRATEGIC GROWTH FUND SERVICE SHARES
2015                        145,696   1.518827   2.249963     226,440        0.11        0.75         1.65        1.44         2.41
2014                        135,590   1.497291   2.197064     207,241        0.11        0.75         1.65       11.51        12.44
2013                        155,230   1.342735   1.373321     211,980        0.16        1.30         1.65       29.82        30.28
2012                        160,751   1.034275   1.491466     170,510        0.44        0.75         1.65       17.66        18.73
2011                        179,008   0.879074   1.256205     160,305        0.21        0.75         1.65       (4.47)       (3.58)

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

NOTE 6 - FINANCIAL HIGHLIGHTS (CONTINUED)

                                        AT DECEMBER 31                                FOR THE YEAR ENDED DECEMBER 31
                                        --------------                                ------------------------------
                                     UNIT FAIR  UNIT FAIR              INVESTMENT    EXPENSE     EXPENSE      TOTAL       TOTAL
                                      VALUES     VALUES                  INCOME      RATIOS      RATIOS      RETURNS     RETURNS
                                      LOWEST     HIGHEST      NET        RATIOS    LOWEST (%)  HIGHEST (%)  LOWEST (%)  HIGHEST (%)
                           UNITS      ($) (5)    ($)(5)    ASSETS ($)  (%) (1)(4)  (2)(4)(5)    (2)(4)(5)    (3)(4)(5)   (3)(4)(5)
                           -----      -------    ------    ----------  ----------  ---------    ---------    ---------   ---------
GOLDMAN SACHS VIT STRATEGIC INTERNATIONAL EQUITY FUND SERVICE SHARES
2015                        136,701   0.822604   1.461896     115,823        1.44        0.75         1.50       (0.74)        0.01
2014                        131,628   0.828749   1.461742     112,292        2.80        0.75         1.50       (9.09)       (8.39)
2013                        272,805   0.911569   1.595625     252,309        2.56        0.75         1.50       21.87        22.80
2012                        128,887   0.747983   1.299409     100,172        1.66        0.75         1.50       19.08        19.98
2011                        153,860   0.623624   1.083020      99,452        3.10        0.75         1.65      (16.57)      (15.79)
GOLDMAN SACHS VIT U.S. EQUITY INSIGHTS FUND SERVICE SHARES
2015                        130,366   1.363596   1.886642     181,228        0.48        0.75         1.65       (2.05)       (1.16)
2014                        332,608   1.392132   1.908843     470,436        1.25        0.75         1.65       14.26        15.31
2013                        157,083   1.218348   1.246090     193,603        2.63        1.30         1.65       34.96        35.44
2012                         20,579   0.911676   0.920016      18,893        1.82        1.30         1.50       12.43        12.66
2011                         14,120   0.810901   0.816658      11,505        1.05        1.30         1.50        2.34         2.55
INVESCO V.I. AMERICAN FRANCHISE FUND SERIES II SHARES
2015                         17,048   1.359903   1.851649      23,503         N/A        0.75         1.50        3.18         3.73
2014                         10,628   1.342026   1.785095      14,280         N/A        0.75         1.30        6.77         7.25
2013                          9,021   1.256913   1.256913      11,338        0.26        1.30         1.30       37.99        37.99
2012                          7,400   0.910840   0.910840       6,740         N/A        1.30         1.30       (3.54)       (3.54)
INVESCO V.I. CORE EQUITY FUND SERIES II SHARES
2015                        231,289   1.275812   1.475428     302,416        0.88        0.75         1.65       (7.56)       (6.71)
2014                        259,856   1.380078   1.581552     365,955        0.71        0.75         1.65        6.07         7.04
2013                        235,501   1.301138   1.477597     312,108        1.27        0.75         1.65       26.81        27.97
2012                        221,960   1.026052   1.154625     231,248        0.89        0.75         1.65       11.74        12.76
2011                        224,774   0.918229   1.023927     208,740        0.76        0.75         1.65       (1.94)       (1.04)
INVESCO V.I. GLOBAL HEALTH CARE FUND SERIES II SHARES
2015                        578,635   2.004149   2.118977   1,175,865         N/A        0.75         1.70        1.14         2.23
2014                        610,823   1.986153   2.072690   1,225,451         N/A        0.75         1.65       17.41        18.49
2013                        930,476   1.691658   1.749277   1,586,034        0.79        0.75         1.65       37.86        39.11
2012                         90,883   1.227090   1.257475     112,384         N/A        0.75         1.65       18.62        19.69
2011                        103,090   1.037211   1.040656     107,129         N/A        1.30         1.50        2.16         2.35
INVESCO V.I. MID CAP CORE EQUITY FUND SERIES II SHARES
2015                          5,970   0.938357   0.938357       5,602        0.06        1.30         1.30       (5.53)       (5.53)
2014                            997   0.993274   0.993274         990         N/A        1.30         1.30       (0.67)       (0.67)

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

NOTE 6 - FINANCIAL HIGHLIGHTS (CONTINUED)

                                        AT DECEMBER 31                                FOR THE YEAR ENDED DECEMBER 31
                                        --------------                                ------------------------------
                                     UNIT FAIR  UNIT FAIR              INVESTMENT    EXPENSE     EXPENSE      TOTAL       TOTAL
                                      VALUES     VALUES                  INCOME      RATIOS      RATIOS      RETURNS     RETURNS
                                      LOWEST     HIGHEST      NET        RATIOS    LOWEST (%)  HIGHEST (%)  LOWEST (%)  HIGHEST (%)
                           UNITS      ($) (5)    ($)(5)    ASSETS ($)  (%) (1)(4)  (2)(4)(5)    (2)(4)(5)    (3)(4)(5)   (3)(4)(5)
                           -----      -------    ------    ----------  ----------  ---------    ---------    ---------   ---------
JANUS ASPEN ENTERPRISE PORTFOLIO SERVICE SHARES
2015                        363,834   1.689090   1.739833     625,913        0.54        1.30         1.65        2.06         2.42
2014                        230,123   1.655075   1.698759     387,077        0.03        1.30         1.65       10.39        10.78
2013                        239,149   1.499303   1.533428     363,562        0.37        1.30         1.65       29.86        30.32
2012                        194,620   1.154545   1.176640     227,425         N/A        1.30         1.65       15.06        15.47
2011                        183,621   1.003446   1.019022     185,988         N/A        1.30         1.65       (3.28)       (2.93)
JANUS ASPEN FORTY PORTFOLIO SERVICE SHARES
2015                        504,105   1.625806   1.806415     839,696         N/A        0.75         1.70       10.03        11.10
2014                        372,236   1.477539   1.625946     562,441        0.03        0.75         1.70        6.62         7.66
2013                        376,066   1.385740   1.510295     531,304        0.53        0.75         1.70       28.66        29.91
2012                        647,199   1.077047   1.162542     709,568        0.71        0.75         1.70       21.76        22.93
2011                        347,721   0.884599   0.945681     311,886        0.25        0.75         1.70       (8.52)       (7.64)
JANUS ASPEN PERKINS MID CAP VALUE PORTFOLIO SERVICE SHARES
2015                        724,664   1.359589   1.868117   1,007,902        1.05        0.75         1.70       (5.33)       (4.41)
2014                        654,678   1.436108   1.954403     959,496        1.28        0.75         1.70        6.60         7.62
2013                        625,026   1.347227   1.816038     856,921        1.14        0.75         1.70       23.67        24.86
2012                        600,456   1.089359   1.454440     664,028        0.85        0.75         1.70        8.91         9.96
2011                        554,656   1.000246   1.322692     561,647        0.65        0.75         1.70       (4.63)       (3.71)
MFS(R) NEW DISCOVERY SERIES SERVICE CLASS
2015                        151,764   1.537047   2.314229     237,717         N/A        0.75         1.65       (3.76)       (2.88)
2014                        148,761   1.597099   2.382810     241,383         N/A        0.75         1.65       (9.02)       (8.18)
2013                        279,517   1.755446   2.595200     496,331         N/A        0.75         1.65       38.89        40.16
2012                         46,019   1.263910   1.851629      59,332         N/A        0.75         1.65       18.90        19.99
2011                         58,444   1.062975   1.543152      63,059         N/A        0.75         1.65      (11.97)      (11.18)
MFS(R) UTILITIES SERIES SERVICE CLASS
2015                        260,690   1.417612   1.449494     375,507        4.40        1.30         1.70      (16.21)      (15.87)
2014                        342,360   1.691824   1.772850     586,876        2.05        0.75         1.70       10.55        11.91
2013                        157,732   1.530301   1.584161     244,135        2.21        0.75         1.70       18.17        19.31
2012                        158,256   1.294971   1.327785     206,599        7.80        0.75         1.70       11.29        12.38
2011                        269,705   1.163617   1.170624     315,310        3.59        1.30         1.70        4.69         5.12

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

NOTE 6 - FINANCIAL HIGHLIGHTS (CONTINUED)

                                        AT DECEMBER 31                                FOR THE YEAR ENDED DECEMBER 31
                                        --------------                                ------------------------------
                                     UNIT FAIR  UNIT FAIR              INVESTMENT    EXPENSE     EXPENSE      TOTAL       TOTAL
                                      VALUES     VALUES                  INCOME      RATIOS      RATIOS      RETURNS     RETURNS
                                      LOWEST     HIGHEST      NET        RATIOS    LOWEST (%)  HIGHEST (%)  LOWEST (%)  HIGHEST (%)
                           UNITS      ($) (5)    ($)(5)    ASSETS ($)  (%) (1)(4)  (2)(4)(5)    (2)(4)(5)    (3)(4)(5)   (3)(4)(5)
                           -----      -------    ------    ----------  ----------  ---------    ---------    ---------   ---------
OPPENHEIMER CONSERVATIVE BALANCED FUND/VA SERVICE SHARES (a)
2015                        507,156   0.924539   1.416537     488,691        2.13        0.75         1.65       (1.09)       (0.19)
2014                        559,930   0.934757   0.959408     533,016        1.80        1.30         1.65        6.23         6.61
2013                        567,033   0.877797   0.899903     506,789        2.23        1.30         1.70       10.92        11.37
2012                        550,339   0.791411   0.808058     442,768        1.19        1.30         1.70       10.20        10.65
2011                        492,203   0.718161   0.730302     358,232        1.89        1.30         1.70       (1.32)       (0.92)
OPPENHEIMER GLOBAL FUND/VA SERVICE SHARES
2015                        894,672   1.252292   1.562422   1,147,307        1.02        0.75         1.65        1.96         2.88
2014                        784,747   1.228197   1.518632     983,680        0.85        0.75         1.65        0.37         1.27
2013                      1,042,517   1.223648   1.499529   1,297,146        1.27        0.75         1.65       24.90        26.00
2012                        716,933   0.979728   1.190148     713,113        1.88        0.75         1.65       18.95        20.02
2011                        655,108   0.823614   0.991612     546,302        1.06        0.75         1.65      (10.04)       (9.23)
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA SERVICE SHARES
2015                        788,969   1.201962   1.175471     967,079        5.06        0.75         1.70       (4.15)       (3.22)
2014                        967,336   1.253994   1.214623   1,224,213        4.14        0.75         1.70        0.75         1.72
2013                      1,315,451   1.244663   1.194053   1,652,718        5.01        0.75         1.70       (2.06)       (1.11)
2012                      1,205,424   1.270855   1.207506   1,542,293        4.59        0.75         1.70       11.23        12.30
2011                        574,139   1.142573   1.075232     648,724        2.28        0.75         1.70       (1.06)       (0.11)
OPPENHEIMER MAIN STREET SMALL CAP FUND(R)/VA SERVICE SHARES
2015                        447,742   1.477446   1.521846     673,856        0.66        1.30         1.65       (7.64)       (7.32)
2014                        349,796   1.599731   1.641967     568,378        0.65        1.30         1.65        9.81        10.20
2013                        282,988   1.456774   1.489932     417,744        0.69        1.30         1.65       38.31        38.80
2012                        180,432   1.061903   1.073448     192,275        0.34        1.30         1.50       15.91        16.14
2011                        116,196   0.916161   0.924255     106,861        0.44        1.30         1.50       (3.84)       (3.65)
PIONEER DISCIPLINED VALUE VCT PORTFOLIO CLASS II
2015                        218,064   1.080483   1.099611     238,857        0.75        1.30         1.50       (6.88)       (6.69)
2014                        197,836   1.160331   1.178478     232,270        1.11        1.30         1.50        7.97         8.19
2013                        179,119   1.074708   1.089301     194,545        1.56        1.30         1.50       26.67        26.93
2012                        199,765   0.848444   0.858217     171,173        1.02        1.30         1.50        8.94         9.16
2011                        219,227   0.778815   0.786189     172,021        0.72        1.30         1.50       (5.11)       (4.92)

(a)  Name change.  See Note 1.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

NOTE 6 - FINANCIAL HIGHLIGHTS (CONTINUED)

                                        AT DECEMBER 31                                FOR THE YEAR ENDED DECEMBER 31
                                        --------------                                ------------------------------
                                     UNIT FAIR  UNIT FAIR              INVESTMENT    EXPENSE     EXPENSE      TOTAL       TOTAL
                                      VALUES     VALUES                  INCOME      RATIOS      RATIOS      RETURNS     RETURNS
                                      LOWEST     HIGHEST      NET        RATIOS    LOWEST (%)  HIGHEST (%)  LOWEST (%)  HIGHEST (%)
                           UNITS      ($) (5)    ($)(5)    ASSETS ($)  (%) (1)(4)  (2)(4)(5)    (2)(4)(5)    (3)(4)(5)   (3)(4)(5)
                           -----      -------    ------    ----------  ----------  ---------    ---------    ---------   ---------
PIONEER EMERGING MARKETS VCT PORTFOLIO CLASS II
2015                        705,767   0.520002   0.669239     374,564        4.05        0.75         1.65      (16.96)      (16.17)
2014                        807,188   0.626196   0.798294     514,680        0.20        0.75         1.65      (14.24)      (13.43)
2013                        907,250   0.729381   0.922131     672,559        0.96        0.75         1.70       (3.85)       (2.90)
2012                        919,955   0.758608   0.949720     707,455        0.21        0.75         1.70        9.76        10.83
2011                        831,000   0.691144   0.856890     580,387         N/A        0.75         1.70      (24.92)      (24.19)
PIONEER MID CAP VALUE VCT PORTFOLIO CLASS II
2015                        311,906   1.225814   1.271730     392,286        0.57        1.30         1.70       (7.95)       (7.57)
2014                        316,984   1.331622   1.375909     431,910        0.69        1.30         1.70       12.85        13.31
2013                        228,009   1.180015   1.214326     274,689        0.75        1.30         1.70       30.50        31.03
2012                        256,048   0.909363   0.926766     235,773        0.83        1.30         1.65        9.00         9.38
2011                        251,561   0.834286   0.847252     211,945        0.71        1.30         1.65       (7.40)       (7.07)
PIONEER SELECT MID CAP GROWTH VCT PORTFOLIO CLASS I
2015                        468,502   1.517860   1.571238     729,593         N/A        1.30         1.70       (0.10)        0.31
2014                        511,648   1.519360   1.566428     795,106         N/A        1.30         1.70        7.57         8.01
2013                        561,915   1.412448   1.450300     808,801         N/A        1.30         1.70       40.04        40.61
2012                        465,488   1.008604   1.031441     477,525         N/A        1.30         1.70        5.21         5.63
2011                        468,239   0.958701   0.976429     454,720         N/A        1.30         1.70       (3.92)       (3.53)

(1) These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the Underlying Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit fair values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the Underlying Fund in which the Sub-Accounts invest. Investment income has been annualized for periods less than one year.

(2) These ratios represent the annualized Contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit fair values. See Note 3 for a list of all unit fair value charges. Charges made directly to Contract owner accounts through the redemption of units and expenses of the Underlying Fund are excluded.

(3) These amounts represent the total return for the periods indicated, including changes in the value of the Underlying Fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. Total return has not been annualized for periods less than one year.

(4) Investment income ratios, expense ratios, and total returns for closed or liquidated Sub-Accounts with periods less than one year are calculated using the net assets prior to the final withdrawal.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

NOTE 6 - FINANCIAL HIGHLIGHTS (CONTINUED)

(5) The highest unit fair value and total return correspond with the product with the lowest expense ratio. The lowest unit fair value and total return correspond with the product with the highest expense ratio.

                           PART C. OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

(a)   FINANCIAL STATEMENTS

      Financial Statements Included in Part A
      None

      Financial Statements for Commonwealth Annuity and Life Insurance Company (the "Company" and "Depositor") and Financial Statements for Commonwealth Annuity Separate Account A of Commonwealth Annuity and Life Insurance Company Financial Statements Included in Part B

      Financial Statements Included in Part C
      None

(b)   EXHIBITS

      EXHIBIT 1 Vote of Board of Directors Authorizing Establishment of Registrant dated February 9, 2007 was previously filed on March 2, 2007 in the Initial Registration Statement (File Nos. 333-141045/811-22024), and is incorporated by reference herein.

      EXHIBIT 2 Not Applicable. Pursuant to Rule 26a-2, the Insurance Company may hold the assets of the Registrant not pursuant to a trust indenture or other such instrument.

      EXHIBIT 3  (a) Consolidated Underwriting and Administrative Service
                     Agreement dated April 30, 2010 between and among Commonwealth Annuity and Life Insurance Company and Epoch Securities, Inc was filed on April 30, 2010 in Post-Effective Amendment No. 31 (Registration Statement No. 33-39702/811-6293), and is incorporated by reference herein.

                 (b) Distribution Agreement with distributors was previously filed on July 18, 2007 in Pre-Effective Amendment No. 1 to Registration Statement (File Nos.
                     333-141045/811-22024), and is incorporated by reference herein.

                     Form of Selling Agreement by and between Epoch Securities, Inc. ("Epoch"), Commonwealth Annuity and Life Insurance Company and "Broker-Dealer" was previously filed on April 25, 2008 in Post- Effective Amendment No. 1 to Registration Statement (File Nos. 333-141045/811-22024), and is incorporated by reference herein. Amendment No. 1 to Selling
                     Agreement dated May 1, 2008 by and between Epoch Securities, Inc., Commonwealth Annuity and Life Insurance Company and "Broker-Dealer" was previously filed on June 12, 2009 in Pre-Effective Amendment No. 1 (Registration Statement No. 33-157121/811-22024),
                     and is incorporated by reference herein.

                     Form of Service Agreement by and between Epoch Securities, Inc., Commonwealth Annuity and Life Insurance Company, First Allmerica Financial Life Insurance Company and "Broker-Dealer" was previously filed on April 25, 2008 in Post-Effective Amendment No. 29 (Registration Statement No. 33-39702/811-6293), and is incorporated by reference herein.

                 (c) Shared Services Agreement between Epoch Securities, Inc.
                     and Commonwalth Annuity and Life Insurance Company dated August 5, 2010 was filed on April 25, 2013 in Post-Effective Amendment No. 34 (Registration Statement No. 33-39702/811-6293), and is incorporated by reference herein. Amendment No. 1 dated January 1, 2014 to Shared Services Agreement between Epoch Securities Inc. and Commonwealth will be filed in April of 2015 in Post-Effective Amendment No. 36 to Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein.

                 (d) Service Agreement dated March 13, 2012 by and between
                     the Epoch Securities, Inc., Commonwealth Annuity and Life Insurance Company, se2, Inc. and Security Distributors, Inc. was previously filed on April 25, 2012 in Post-Effective Amendment No. 33 (Registration Statement No. 33-39702/811-06293), and is
                     incorporated by reference herein.

      EXHIBIT 4  (a) Policy (3038-07) was previously filed on July 18, 2007 in
                     Pre-Effective Amendment No. 1 to Registration Statement (File Nos. 333-141045/811-22024), and is incorporated by reference herein.

                 (b) No Withdrawal Charge Rider (4002-07) was previously
                     filed on July 18, 2007 in Pre-Effective Amendment No. 1 to Registration Statement (File Nos.
                     333-141045/811-22024), and is incorporated by reference herein.

                 (c) Extended Care Waiver Rider (4009-07) (Nursing Home Rider
                     Endorsement) was previously filed on July 18, 2007 in Pre-Effective Amendment No. 1 to Registration Statement (File Nos. 333-141045/811-22024), and is incorporated by reference herein.

                 (d) Disability Waiver Rider (4008-07) was previously filed on July 18, 2007 in Pre-Effective Amendment No. 1 to Registration Statement (File Nos. 333-141045/811-22024), and is incorporated by reference herein.

                 (e) Texas Optional Retirement Program Rider (4010-07) was
                     previously filed on July 18, 2007 in Pre-Effective Amendment No. 1 to Registration Statement (File Nos. 333-141045/811-22024), and is incorporated by reference herein.

                 (f) Qualified Plan Rider (401a) (4011-07) was previously
                     filed on July 18, 2007 in Pre-Effective Amendment No. 1 to Registration Statement (File Nos.
                     333-141045/811-22024), and is incorporated by reference herein.

                 (g) Tax-Sheltered Annuity Rider 403(b), (4012-07 (REV 12/08)
                     was previously filed on in Post-Effective Amendment No. 30 of Registration Statement (File Nos. 33-39702/811-6293), and is incorporated by reference herein. Tax Sheltered Annuity Rider (403b) (4012-07) was previously filed on July 18, 2007 in Pre-Effective Amendment No. 1 to Registration Statement (File Nos. 333-141045/811-22024), and is incorporated by reference herein.

                 (h) GLWB Rider - Single Life - Advantage IV (4003-07) was
                     previously filed on July 18, 2007 in Pre-Effective Amendment No. 1 to Registration Statement (File Nos. 333-141045/811-22024), and is incorporated by reference herein.

                 (i) GLWB Rider - Joint Life - Advantage IV (4004-07) was
                     previously filed on July 18, 2007 in Pre-Effective Amendment No. 1 to Registration Statement (File Nos. 333-141045/811-22024), and is incorporated by reference herein.

                 (j) ADV IV Step-Up Death Benefit Rider (4001-07) was
                     previously filed on July 18, 2007 in Pre-Effective Amendment No. 1 to Registration Statement (File Nos. 333-141045/811-22024), and is incorporated by reference herein.

                 (k) 457 Rider (4013-07) was previously filed on July 18,
                     2007 in Pre-Effective Amendment No. 1 to Registration Statement (File Nos. 333-141045/811-22024), and is
                     incorporated by reference herein.

                 (l) IRA Rider (4014-07) was previously filed on July 18,
                     2007 in Pre-Effective Amendment No. 1 to Registration Statement (File Nos. 333-141045/811-22024), and is
                     incorporated by reference herein.

                 (m) Simple IRA Rider (4015-07) was previously filed on July
                     18, 2007 in Pre-Effective Amendment No. 1 to
                     Registration Statement (File Nos. 333-141045/811-22024), and is incorporated by reference herein.

                 (n) Roth IRA Rider (4016-07) was previously filed on July
                     18, 2007 in Pre-Effective Amendment No. 1 to
                     Registration Statement (File Nos. 333-141045/811-22024), and is incorporated by reference herein.

                 (o) Amendatory Endorsement 4029-10 (Assignment and Ownership
                     provisions) was previously filed on February 22, 2010 in Post-Effective Amendment No. 3 to Registration Statement (File Nos. 333-141019/811-22024), and is incorporated by reference herein.

      EXHIBIT 5 Application (AD-405) was previously filed on April 29, 2010 in Post-Effective Amendment No. 4 to Registration
                     Statement (File Nos. 333-141045/811-22024), and is
                     incorporated by reference herein. Application (AD-401) was previously filed on July 18, 2007 in Pre-Effective Amendment No. 1 to Registration Statement (File Nos. 333-141045/811-22024), and is incorporated by reference herein.

      EXHIBIT 6 Articles of Organization and Bylaws, as amended, of the Company, effective as of September 1, 2006 was previously filed on March 2, 2007 in the Initial Registration Statement (File Nos. 333-141045/811-22024), and is incorporated by reference herein.

      EXHIBIT 7

                 (a) Recapture and Release Agreement by and between
                     Commonwealth Annuity and Life Insurance Company and Ariel Capital Reinsurance Company Limited dated April 1, 2013 is filed in Post-Effective Amendment No. 35 (Registration Statement No. 33-39702/811-6293), and is incorporated by reference herein.

                 (b) Coinsurance and Modified Coinsurance Agreement by and
                     between Commonwealth Annuity and Life Insurance Company and Commonwealth Annuity and Life Reinsurance Company Limited dated May 1, 2013 is filed in Post-Effective Amendment No. 35 (Registration Statement No. 33-39702/811-6293), and is incorporated by reference herein.

      EXHIBIT 8  (a) Third Party Administrator Agreement dated April 1, 2013 between Commonwealth Annuity and Life Insurance Company, se2, Inc., and Security Distributors, Inc. was filed on April 25, 2013 in Post-Effective Amendment No. 34 (Registration Statement No. 33-

                     39702/811-6293), and is incorporated by reference herein.

                 (b) Work Assignment dated April 1, 2013 between Commonwealth
                     Annuity and Life Insurance Company, se2, Inc., and Security Distributors, Inc. was filed on April 25, 2013 in Post-Effective Amendment No. 34 (Registration Statement No. 33-39702/811-6293), and is incorporated by reference herein.

                 (c) Directors' Powers of Attorney are filed herewith.

      EXHIBIT 9      Opinion of Counsel is filed herwith.

      EXHIBIT 10 Consent of Independent Registered Public Accounting Firm is filed herewith.

      EXHIBIT 11     None.

      EXHIBIT 12     None.

      EXHIBIT 13 (a) Amendment No. 2 dated April 30, 2010 and Amendment No. 1 dated February 21, 2008 to the Amended and Restated Participation Agreement by and among AIM Variable Insurance Funds, Inc., A I M Distributors, Inc. and Commonwealth Annuity and Life Insurance Company dated July 31, 2007 was previously filed on April 29, 2011 in Post-Effective Amendment No. 32 (Registration Statement No. 33-39702/811-06293), and is incorporated by reference herein.

                     Amended and Restated Participation Agreement by and among AIM Variable Insurance Funds, Inc., A I M Distributors, Inc. and Commonwealth Annuity and Life Insurance Company dated July 31, 2007 was previously filed on April 25, 2008 in Post-Effective Amendment No. 29 (Registration Statement No. 33-39702/811-6293), and is incorporated by reference herein.

      EXHIBIT 13 (b) Amendment No. 1 dated April 30, 2010 and Amendment to the
                     Participation Agreement dated May 1, 2008 to Amended and Restated Participation Agreement among Commonwealth Annuity and Life Insurance Company, AllianceBernstein L.P. and AllianceBernstein Investments, Inc. dated as of August 1, 2007 was previously filed on April 29, 2011 in Post-Effective Amendment No. 32 (Registration Statement No. 33-39702/811-06293), and is incorporated by reference herein.

                     Amended And Restated Participation Agreement among Commonwealth Annuity and Life Insurance Company, AllianceBernstein L.P. and AllianceBernstein Investments, Inc. dated as of August 1, 2007 was previously filed on April 25, 2008 in Post-Effective Amendment No. 29 (Registration Statement No. 33-39702/811-6293), and is incorporated by reference herein.

      Exhibit 13 (c) Amendment dated January 15, 2013 to the Amended and
                     Restated Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., and Commonwealth Annuity and Life Insurance Company was filed on April 25, 2013 in Post-Effective Amendment No. 34 (Registration Statement No. 33-39702/811-6293), and is incorporated by reference herein.

                     Amendment dated August 16, 2010 to Amended and Restated Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., and Commonwealth Annuity and Life Insurance Company was previously filed on April 29, 2011 in Post-Effective Amendment No. 32 (Registration Statement No. 33-39702/811-06293), and is incorporated by reference herein.

                     Amendment No. 2 dated May 1, 2009 to the Amended and Restated Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., and Commonwealth Annuity and Life Insurance Company was previously filed on June 12, 2009 in Pre-Effective Amendment No. 1 to Registration Statement (File Nos. 333-157121/811-22024), and is incorporate by reference herein.

                     Amendment No. 1 dated June 5, 2007 to the Amended and Restated Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., and Commonwealth Annuity and Life Insurance Company was previously filed on April 25, 2008 in Post-Effective Amendment No. 29 to Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein.

                     Amended and Restated Participation Agreement dated September 25, 2006 with Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., and Commonwealth Annuity and Life Insurance was previously filed on July 18, 2007 in Pre-Effective Amendment No. 1 to Registration Statement (File Nos. 333-141045/811-22024), and is incorporated by reference herein.

      EXHIBIT 13 (d) Amendment dated May 1, 2012, Amendment dated May 1, 2011,
                     Amendment No. 3 dated February 11, 2011, Amendment dated September 1, 2010 and Fund/SERV and Networking
                     Supplement dated August 12, 2008 to the Amended and Restated Participation Agreement dated August 1, 2007 by and between Goldman Sachs Variable

                     Insurance Trust, Goldman, Sachs & Co., and Commonwealth Annuity and Life Insurance Company was previously filed on April 25, 2012 in Post-Effective Amendment No. 33 (Registration Statement No. 33-39702/811-06293), and are incorporated by reference herein.

                     Amendment No. 1 to the Amended and Restated
                     Participation Agreement dated August 1, 2007 by and between Goldman Sachs Variable Insurance Trust, Goldman, Sachs & Co., and Commonwealth Annuity and Life Insurance Company was previously filed on June 12, 2009 in Pre-Effective Amendment No. 1 to Registration Statement (File Nos. 333-157121/811-22024), and is incorporated by reference herein.

                     Amended and Restated Participation Agreement dated August 1, 2007 by and between Goldman Sachs Variable Insurance Trust, Goldman, Sachs & Co., and Commonwealth Annuity And Life Insurance Company was previously filed on April 25, 2008 in Post-Effective Amendment No. 29 (Registration Statement No. 33-39702/811-6293), and is incorporated by reference herein.

      EXHIBIT 13 (e) Amendment dated May 1, 2011 to the Participation Agreement was previously filed on April 29, 2011 in Post-Effective Amendment No. 32 (Registration Statement No.
                     33-39702/811-06293), and is incorporated by reference herein.

                     Amendment No. 1 to the Participation Agreement dated August 1, 2007 by and between Goldman Sachs Trust, Goldman, Sachs & Co. and Commonwealth Annuity and Life Insurance Company was previously filed on June 12, 2009 in Pre-Effective Amendment No. 1 to Registration Statement (File Nos. 333-157121/ 811-22024), and is
                     incorporated by reference herein.

                     Participation Agreement dated August 1, 2007 by and between Goldman Sachs Trust, Goldman, Sachs & Co. and Commonwealth Annuity and Life Insurance Company was previously filed on April 25, 2008 in Post-Effective Amendment No. 1 to Registration Statement (File Nos. 333-141045/811-22024), and is incorporated by reference herein.

      EXHIBIT 13 (f) Amendment dated August 1, 2007 to the Participation
                     Agreement with Janus was previously filed on July 18, 2007 in Pre-Effective Amendment No. 1 to Registration Statement (File Nos. 333-141045/811-22024), and is
                     incorporated by reference herein.

                     Amendment dated February 25, 2000 to the Participation Agreement with Janus was previously filed in April 19, 2002 in Post-Effective Amendment No. 22 of Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein.

                     Participation Agreement with Janus was previously filed on April 21, 2000 in Post-Effective Amendment No. 1 of Registration Statement No. 333-87099/811-6293 and is incorporated by reference herein.

      EXHIBIT 13 (g) Oppenheimer Fund/SERV and Networking Supplement dated April
                     14, 2008 to Amended and Restated Participation Agreement dated as of May 1, 2000 by and among Oppenheimer
                     Variable Account Funds, Oppenheimerfunds, Inc. and Commonwealth Annuity and Life Insurance Company dated
                     May 1, 2000 was previously filed on April 29, 2011 in Post-Effective Amendment No. 32 (Registration Statement
                     No. 33-39702/811-06293), and is incorporated by reference herein.

                     Amendment dated April 30, 2010 to Amended and Restated Participation Agreement dated as of May 1, 2000 by and among Oppenheimer Variable Account Funds, Oppenheimerfunds, Inc. and Commonwealth Annuity and Life Insurance Company dated May 1, 2000 was filed on April 30, 2010 Post- Effective Amendment No. 31 (Registration Statement No. 33-39702/811-6293), and is incorporated by reference herein.

                     Amendment dated August 28, 2007 to the Amended and Restated Participation Agreement dated as of May 1, 2000, by and among Oppenheimer Variable Account Funds, Oppenheimerfunds, Inc. and Commonwealth Annuity and Life Insurance Company, as amended May 1, 2002, was filed on April 28 2009 in Post-Effective Amendment No. 30 (Registration Statement No. 33-39702/811-6293), and is incorporated by reference herein.

                     Amendment dated May 1, 2002 to the Amended and Restated Participation Agreement with Oppenheimer Variable Account Funds was previously filed on April 28, 2003 in Post-Effective Amendment No. 23 of Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein.

                     The Amended and Restated Participation Agreement with Oppenheimer Variable Account Funds was previously filed on August 27, 1998 in Post-Effective Amendment No. 3 to Registration Statement No. 333-11377/811-7799, and is incorporated by reference herein.

      EXHIBIT 13 (h) Amendment 1 dated April 30, 2010 to the Participation
                     Agreement dated September 18, 2007 among Pioneer Variable Contracts Trust, Commonwealth Annuity and Life Insurance Company Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc. was filed on April 30, 2010 in Post-Effective Amendment No. 4 (Registration Statement No. 33-141019/811-22024), and is incorporated by reference herein.

                     Participation Agreement dated September 19, 2007 among Pioneer Variable Contracts Trust, Commonwealth Annuity and Life Insurance Company Pioneer Investment Management, Inc. and Pioneer Funds

                     Distributor, Inc. was previously filed on April 25, 2008 in Post-Effective Amendment No. 1 to Registration Statement (File Nos. 333-141045/811-22024), and is
                     incorporated by reference herein.

      EXHIBIT 13 (i) Amendment dated April 30, 2010 to Participation Agreement with MFS Variable Insurance Trust dated May 1, 2002 was previously filed on April 29, 2011 in Post-Effective Amendment No. 32 (Registration Statement No. 33-39702/811-06293), and is incorporated by reference herein.

                     Amendment dated June 1, 2009 to the Participation Agreement with MFS Variable Insurance Trust dated May 1, 2002 was previously filed on June 12, 2009 in Pre-Effective Amendment No. 1 (Registration Statement No. 33-157121/811-22024), and is incorporated by reference herein.

                     Participation Agreement with MFS Variable Insurance Trust was previously filed on August 27, 1998 in Post-Effective Amendment No. 3, and is incorporated by reference herein.

      EXHIBIT 13 (j) First Amendment dated April 30, 2010 to the Amended and
                     Restated Participation Agreement with Fidelity Variable Insurance Products Funds dated April 30, 2010 and Amended and Restated Participation Agreement dated April 30, 2010 was filed on April 30, 2010 in Post-Effective Amendment No. 31 (Registration Statement No. 33-39702/811-6293), and is incorporated by reference herein.

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

Unless otherwise indicated, the principal business address of each of the following Directors and Officers is:

         7 World Trade Center
         250 Greenwich Street
         New York, NY 10007

*Denotes Board of Directors

(1)   82 Hopmeadow Street, Suite 200, Simsbury, CT 06089
(2)   P.O. Box 1842, Wilson, WY 83014
(3)   132 Turnpike Road, Suite 210, Southborough, MA 01772
(4)   19 Par-La-Ville Road, Hamilton HM 11, Bermuda
(5)   One Forethought Center, Batesville, IN 47006
(6)   300 N. Meridian Street, Suite 1800, Indianapolis, IN 46204
(7)   3200 Southwest Freeway, Suite 1300, Houston, TX 77027
(8)   215 10th Street, 11th Floor, Des Moines, IA 50309

NAME                                                      POSITION OR OFFICE WITH DEPOSITOR
--------------------------------------------------------- ------------------------------------------------------------------------
Allan Levine*                                             Chairman of the Board
Nicholas H. von Moltke*                                   Director, President and Chief Executive Officer
Hanben Kim Lee*                                           Director and Executive Vice President
Gilles M. Dellaert*                                       Director, Executive Vice President and Chief Investment Officer
Kathleen M. Redgate*                                      Director, Executive Vice President and Chief Accounting Officer
Richard V. Spencer* (2)                                   Director
Michael Reardon* (3)                                      Director and Executive Vice President
Samuel  Ramos                                             Executive Vice President, General Counsel and Secretary
Scott D. Silverman (4)                                    Senior Vice President and Assistant Secretary
John J. Fowler (3)                                        Senior Vice President, Chief Financial Officer and Treasurer
Peter Cai                                                 Chief Risk Officer
Joel Volcy (3)                                            Senior Vice President and Chief Operating Officer
Brian Hendry                                              Senior Vice President
Jonathan Hecht                                            Senior Vice President
Robert E. Winawer (3)                                     Senior Vice President
Robert J. Egan (3)                                        Senior Vice President and Chief Actuary and Valuation Actuary
Jane S. Grosso (3)                                        Senior Vice President and Controller
Deva Mishra                                               Senior Vice President
Phillip Sherrill                                          Senior Vice President
Kevin Leavey (3)                                          Vice President and Product Actuary


NAME                                                      POSITION OR OFFICE WITH DEPOSITOR
--------------------------------------------------------- ------------------------------------------------------------------------
Justin MacNeil (3)                                        Senior Vice President
Jason Roach (3)                                           Senior Vice President
Margot K. Wallin (3)                                      Vice President, Chief Compliance Officer, SIU Officer, and AML Officer
Elizabeth Gioia (1)                                       Vice President and 38a-1 Chief Compliance Officer
Virginia H. Johnson (3)                                   Senior Vice President, Associate General Counsel and Assistant Secretary
Gary Silber                                               Senior Vice President, Assistant General Counsel and Assistant Secretary
Kevin Kimmerling (5)                                      Vice President, Assistant General Counsel and Assistant Secretary
Sarah Patterson (1)                                       Senior Vice President, Associate General Counsel and Assistant Secretary
Larry E. Mitzman (6)                                      Senior Vice President
Craig A. Anderson (7)                                     Senior Vice President
Kathy Bauer (8)                                           Senior Vice President
Cathy L. Wildt (5)                                        Senior Vice President
Mark Buono                                                Senior Vice President
Dean Pentikis                                             Senior Vice President
Kurt Bernlohr (8)                                         Vice President, Assistant General Counsel and Assistant Secretary

ITEM 26. PERSONS UNDER COMMON CONTROL WITH REGISTRANT

[GLOBAL ATLANTIC FINANCIAL GROUP LIMITED]

                                          -----------------
                                          |  THE GOLDMAN  |          -------------
                                          |  SACHS GROUP, |          | 3RD PARTY |
                                          | INC.(Delaware)|          | INVESTORS |
                                          -----------------          -------------
                                                   |                       |
                                                   |                       |
                                                   ---22%--          --78%-
                                                           |         |
                                                           |         |
                                                    ---------------------------
                                                    |      GLOBAL ATLANTIC    |
                                                    | FINANCIAL GROUP LIMITED |
                                                    |        (Bermuda)        |
                                                    ---------------------------
                                                                 |
                                                                 |
                                                         --100%---
                                                         |
                                                         |
                                                    ------------
                                                    |  GLOBAL  |
                                                    | ATLANTIC |
                                                    | FINANCIAL|-----------------------
                                                    |   LIFE   |                      |
                                                    |  LIMITED |                      |
                                                    | (Bermuda)|                      |
                                                    ------------                      |
                                                          |                           |
                                                         100%                         |
                                                          |                           |
                                                           ------------               |
                                                           |  GLOBAL  |               |
                                                           | ATLANTIC |               |
                          ---------------------------------|  (FIN)   |--------      100%
                          |                                | COMPANY  |       |       |
                        100%                               |(Delaware)|       |       |
                          |                                ------------       |       |
                   ---------------                                    |       |       |
                   | FORETHOUGHT |                                   21%      |       |
                   |  FINANCIAL  |                                    |       |       |
                   |   GROUP,    |                                    |       |       |
                   |     INC.    |                                    |       |       |
                   | (Delaware)  |                                    |       |       |
                   ---------------                                    |       |       |
                          |                                           |       |       |
                          |                                           |       |       |
     -------------------------------------------------------          |       |       |
     |                |                  |                 |          |       |       |
    100%             100%               100%             100%         |       |    ----------------
     |                |                  |                 |          |       |    | COMMONWEALTH |
--------------- ------------------ ------------------ --------------- |       |    |   RE MIDCO   |
| FORETHOUGHT | |GLOBAL ATLANTIC | |GLOBAL ATLANTIC | | FORETHOUGHT | |       |    |    LIMITED   |
|    CAPITAL  | |   INVESTMENT   | | DISTRIBUTORS,  | |  SERVICES,  | |       |    |   (Bermuda)  |
|   FUNDING,  | |   ADVISORS,    | |     LLC        | |     LLC     | |       |    ----------------
|     INC.    | |      LLC       | |  (Delaware)    | |  (Delaware) | |       |         |
|  (Delaware) | |   (Indiana)    | |                | |             | |       |        100%
--------------- ------------------ ------------------ --------------- |       |         |
                                                   |   |              |       |   ----------------
                                                   |  79%             |       |   | COMMONWEALTH |
                                                   |   |  -----------------   |   |    ANNUITY   |
                                                   |   |  | COMMONWEALTH  |   |   |   AND LIFE   |
                                                   |   |--|   ANNUITY &   |   |   |  REINSURANCE |
                                                   |      |     LIFE      |   |   |    COMPANY   |
     -----------------------------------------------      |   INSURANCE   |   |   |    LIMITED   |
     |           |                 |                      |    COMPANY    |   |   |   (Bermuda)  |
     |           |                 |                      |(Massachusetts)|   |   ----------------
     |           |                 |                      -----------------   |---------------------
     |           |                 |                                |                   |          |
     |           |     ------------^-------------------------------------------         |          |
     |           |     |           |        |               |                 |         |          |
    100%        5%    95%          5%      95%             100%              100%       |          |
     |           |     |           |        |               |                 |         |          |
------------ ---------------      ---------------   -----------------   ------------    |          |
| FORELIFE | | FORETHOUGHT |      | FORETHOUGHT |   |     FIRST      |  | ACCORDIA |    |          |
|  AGENCY, | |    LIFE     |      |  NATIONAL   |   |   ALLMERICA    |  | LIFE AND |    |          |
|   INC.   | |  INSURANCE  |      |    LIFE     |   |   FINANCIAL    |  | ANNUITY  |    |          |
|(Indiana) | |   COMPANY   |      |  INSURANCE  |   | LIFE INSURANCE |  | COMPANY  |    |        100% ------------
------------ | (Indiana)   |      |   COMPANY   |   |    COMPANY     |  |  (Iowa)  |    |          |  |  GLOBAL  |
             ---------------      |   (Texas)   |   |(Massachusetts) |  ------------    |          ---| ATLANTIC |
                    |             ---------------   ------------------        |         |          |  |   RISK   |
                    |                    |                                    |         |          |  | ADVISORS,|
                   100%                  |                                    |         |          |  |   L.P.   |
                    |                   100%                                  |         |          |  |(Delaware)|
                    |                    |                                    |         |          |  ------------
        -------------------      ---------------                              |        10%         |  ------------
        | FLIC PROPERTIES,|      | FORETHOUGHT |                              |         |        100% | GA RISK  |
        |       LLC       |      |  HOLDINGS,  |                              |         |          |  | ADVISORS,|
        |    (Indiana)    |      |     LLC     |                              |         |          ---|   INC.   |
        -------------------      |  (Indiana)  |                              |         |          |  |(Delaware)|
                                 ---------------                              |         |          |  ------------
                                                                              |         |          |  ------------
                                                                              |         |        100% |  GLOBAL  |
          ---------------------------------------------------------------------         |          |  | ATLANTIC |
          |           |             |           |           |             |             |          ---|   RISK   |
         100%        100%          100%        100%        100%          90%            |          |  | SERVICES,|
          |           |             |           |           |             |             |          |  |    LLC   |
  -------------  ------------  ----------  -----------  ------------  ------------------------     |  |(Delaware)|
  |  TAPIOCA  |  |  GOTHAM  |  |  CAPE  |  |  CAPE   |  |  CAPE    |  |    GOTHAM ISSUER,    |     |  ------------
  | VIEW, LLC |  | RE, INC. |  | VERITY |  | VERITY  |  | VERITY   |  |         LLC          |     |  ------------
  |(Delaware) |  |(Vermont) |  | I,INC. |  | II,INC. |  | III,INC. |  |     (Delaware)       |   100% | GLOBAL   |
  -------------  ------------  | (Iowa) |  | (Iowa)  |  | (Iowa)   |  ------------------------     |  | ATLANTIC |
                               ----------  -----------  ------------                               ---| FINANCIAL|
                                                                                                      | COMPANY  |
                                                                                                      |(Delaware)|
                                                                                                      ------------









-----------------
|  THE GOLDMAN  |          -------------
|  SACHS GROUP, |          | 3RD PARTY |
| INC.(Delaware)|          | INVESTORS |
-----------------          -------------
         |                       |
         |                       |
         ---22%---         --78%--
                 |         |
                 |         |
---------------------------
|      GLOBAL ATLANTIC    |
| FINANCIAL GROUP LIMITED |
|        (Bermuda)        |
---------------------------
             |
             |
-----------------------------100%---------------
                                               |
                                               |
                                          --------------------------------
                                          |  ARIEL RE (HOLDINGS) LIMITED |
                                          |           (Bermuda)          |
                                          --------------------------------

------------------------------------------------------------------------------------------------------------------------------------
LEGAL ENTITY NAME          BUSINESS DESCRIPTION    PARENT 1                 OWNERSHIP INTEREST  PARENT 2          OWNERSHIP INTEREST
------------------------------------------------------------------------------------------------------------------------------------
Accordia Life and Annuity  Life insurance company  Commonwealth Annuity                   100%
Company                                            and Life Insurance
                                                   Company
------------------------------------------------------------------------------------------------------------------------------------
Ariel Re (Holdings)        Former holding company  Global Atlantic                        100%
Limited                    of divested P&C         Financial Group Limited
                           business
------------------------------------------------------------------------------------------------------------------------------------
Cape Verity I, Inc.        Captive reinsurer for   Accordia Life and                      100%
                           ALAC business           Annuity Company
------------------------------------------------------------------------------------------------------------------------------------
Cape Verity II, Inc.       Captive reinsurer for   Accordia Life and                      100%
                           ALAC business           Annuity Company
------------------------------------------------------------------------------------------------------------------------------------
Cape Verity III, Inc.      Captive reinsurer for   Accordia Life and                      100%
                           ALAC business           Annuity Company
------------------------------------------------------------------------------------------------------------------------------------
Commonwealth Annuity and   Life insurance company  Forethought Services,                   79%  Global Atlantic                  21%
Life Insurance Company                             LLC                                          (Fin) Co
------------------------------------------------------------------------------------------------------------------------------------
Commonwealth Annuity and   Reinsurance company     Commonwealth Re Midco                  100%
Life Reinsurance Company                           Limited
Limited
------------------------------------------------------------------------------------------------------------------------------------
Commonwealth Re Midco      Intermediate holding    Global Atlantic                        100%
Limited                    company for L&A         Financial Life Limited
                           business of GAFGL
------------------------------------------------------------------------------------------------------------------------------------
First Allmerica Financial  Life insurance company  Commonwealth Annuity                   100%
Life Insurance Company                             and Life Insurance
                                                   Company
------------------------------------------------------------------------------------------------------------------------------------
FLIC Properties            Title holder of         Forethought Life                       100%
                           certain real estate     Insurance Company
                           properties on behalf
                           of FLIC
------------------------------------------------------------------------------------------------------------------------------------
ForeLife Agency, Inc.      Holder of Texas         Forethought Services,                  100%
                           preneed permit          LLC
                           enabling FLIC to sell
                           preneed life insurance
                           in Texas
------------------------------------------------------------------------------------------------------------------------------------
Forethought Capital        Insurance policy        Forethought Financial                  100%
Funding, Inc               assignment business     Group, Inc
                           (for deceased
                           policyholders only)
                           assignment business
------------------------------------------------------------------------------------------------------------------------------------
Global Atlantic            Securities              Forethought Financial                  100%
Distributors, LLC          Broker-dealer           Group, Inc
                           registered with SEC
                           and FINRA
------------------------------------------------------------------------------------------------------------------------------------
Forethought Financial      Forethought Group       Global Atlantic (Fin)                  100%
Group, Inc                 holding company;        Co
                           parent company of life
                           insurance holding
                           company system
------------------------------------------------------------------------------------------------------------------------------------
Forethought Holdings, LLC  Marketing Company for   Forethought National                   100%
                           affiliates' products    Life Insurance Company
                           and services
------------------------------------------------------------------------------------------------------------------------------------
Global Atlantic            Investment advisor      Forethought Financial                  100%
Investment                 registered with SEC     Group, Inc
Advisors, Inc.
------------------------------------------------------------------------------------------------------------------------------------
Forethought Life           Issuer of life          Commonwealth Annuity                    95%  Forethought                       5%
Insurance Company          insurance and           and Life Insurance                           Services, LLC
                           annuities contracts     Company
------------------------------------------------------------------------------------------------------------------------------------
Forethought National Life  Issuer of life          Commonwealth Annuity                    95%  Forethought                       5%
Insurance Company          insurance and           and Life Insurance                           Services, LLC
                           reinsurer of annuity    Company
                           contracts
------------------------------------------------------------------------------------------------------------------------------------
Forethought Services, LLC  Intermediate holding    Forethought Financial                  100%
                           company of life         Group, Inc
                           insurance holding
                           company system;
                           paymaster for
                           employees of FFG
                           entities
------------------------------------------------------------------------------------------------------------------------------------
GA Risk Advisors, Inc.     General partner of      Global Atlantic (Fin)                  100%
                           Global Atlantic Risk    Co
                           Advisors, L.P.
------------------------------------------------------------------------------------------------------------------------------------
Global Atlantic (Fin)      Intermediate holding    Global Atlantic                        100%
Company                    company for L&A         Financial Life Limited
                           business of GAFGL
------------------------------------------------------------------------------------------------------------------------------------
Global Atlantic Financial  Service company and     Global Atlantic (Fin)                  100%
Company                    common employer for     Co
                           the L&A business of
                           GAFG
------------------------------------------------------------------------------------------------------------------------------------
Global Atlantic Financial  Ultimate parent and     The Goldman Sachs                       22%  Third-party                      78%
Group Limited              holding company         Group, Inc.                                  Investors
------------------------------------------------------------------------------------------------------------------------------------
Global Atlantic Financial  Parent and holding      Global Atlantic                        100%
Life Limited               company for L&A         Financial Group Limited
                           business of GAFGL
------------------------------------------------------------------------------------------------------------------------------------
Global Atlantic Risk       Reinsurance             Global Atlantic (Fin)                  100%
Advisors, L.P.             intermediary            Co
------------------------------------------------------------------------------------------------------------------------------------
Global Atlantic Risk       Insurance producer      Global Atlantic (Fin)                  100%
Services, LLC              and reinsurance         Co
                           intermediary
------------------------------------------------------------------------------------------------------------------------------------
Gotham Issuer, LLC         "Limited Liability      Accordia Life and                      100%
                           company with limited    Annuity Company
                           purpose of issuing
                           notes related to
                           Gotham Re, Inc.
------------------------------------------------------------------------------------------------------------------------------------
Gotham Re, Inc.            Vermont special         Accordia Life and                      100%
                           purpose financial       Annuity Company
                           insurance company
------------------------------------------------------------------------------------------------------------------------------------
Tapioca View, LLC          Limited liability       Accordia Life and                      100%
                           company with limited    Annuity Company
                           purpose of making note
                           payments and any
                           applicable early
                           termination fees
                           related to Cape Verity
                           I, LLC.

ITEM 27.     NUMBER OF CONTRACT OWNERS

      As of February 29, 2016 there were 1,746 Contract Owners of qualified Contracts and 113 Contract Owners of non-qualified Contracts.

ITEM 28. INDEMNIFICATION

RULE 484 UNDERTAKING - Article VI of the Bylaws of the Company states: The Corporation shall indemnify to the full extent permitted by applicable law any person made or threatened to be made a party to any action, suit or proceeding, whether civil, criminal, administrative or investigative, by reason of the fact that such person or such person's testator or intestate is or was a director, officer or employee of the Corporation or serves or served at the request of the Corporation any other enterprise as a director, officer or employee. Expenses, including attorneys' fees, incurred by any such person in defending any such action, suit or proceeding shall be paid or reimbursed by the Corporation promptly upon receipt by it of an undertaking of such person to repay such expenses if such person if finally adjudicated not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the Corporation or other enterprise. The Corporation shall accept such undertaking without reference to the financial ability of such person to make repayment. Notwithstanding the foregoing, no indemnification shall be provided for any person with respect to any matter as to which such person shall have been finally adjudicated not to have acted in good faith in the reasonable belief that the action was in best interests of the Corporation or other enterprise. No matter disposed of by settlement, compromise, the entry of a consent decree or the entry of any plea in a criminal proceeding, shall of itself be deemed an adjudication of not having acted in good faith in the reasonable belief that the action was in the best interest of the Corporation. The rights provided to any person by this by -law shall be enforceable against the Corporation by such person who shall be presumed to have relied upon it in serving or continuing to serve as director, officer or employee as provided above. No amendment of this by-law shall impair the rights of any person arising at any time with respect to events occurring prior to such amendment.

ITEM 29. PRINCIPAL UNDERWRITERS

      (a) Global Atlantic Distributors, LLC also acts as a principal underwriter for the following:

            - VEL Account, VEL II Account, VEL Account III, Separate Account SPL-D, Separate Account IMO, Select Account III, Inheiritage Account, Separate Accounts VA-A, VA-B, VA-C, VA-G, VA-H, VA-K, VA-P, Commonwealth Select Separate Account II, Group VEL Account, Separate Account KG, Separate Account KGC, Fulcrum Separate Account, Fulcrum Variable Life Separate Account, Separate Account FUVUL, Separate Account IMO, Commonwealth Annuity Select Separate Account, and Commonwealth Annuity Separate Account A of Commonwealth Annuity and Life Insurance Company

            - Inheiritage Account, VEL II Account, Separate Account I, Separate Account VA-K, Separate Account VA-P, Allmerica Select Separate Account II, Group VEL Account, Separate Account KG, Separate Account KGC, Fulcrum Separate Account, and Allmerica Select Separate Account of First Allmerica Financial Life Insurance Company.

(b) Unless otherwise indicated, the principal business address of each of the following Directors and Officers is:

                 7 World Trade Center
                 250 Greenwich Street
                 New York, NY 10007

(1)   132 Turnpike Road, Suite 210, Southborough, MA 01772
(2)   82 Hopmeadow Street, Suite 200, Simsbury, CT 06089
(3)   4405 Cox Road, Suite 150, Glen Allen, VA 23060

NAME                                                      POSITION OR OFFICE WITH UNDERWRITER
--------------------------------------------------------- --------------------------------------------------------------------
Robert M. Arena, Jr. (2)                                  President, Manager
Michael A. Reardon (1)                                    Head of Principal Underwriter, Manager
Jeffrey Harpel (3)                                        Chief Financial Officer (FINOP)
Margot K. Wallin (1)                                      Senior Vice President and Chief Compliance Officer
Samuel Ramos                                              General Counsel and Secretary
Virginia H. Johnson (1)                                   Assistant Secretary
Sarah Patterson (2)                                       Assistant Secretary
John J. Fowler (1)                                        Treasurer
Justin MacNeil (1)                                        Assistant Treasurer
Paula Nelson (2)                                          Executive Vice President - Distribution
Peter Seroka (2)                                          Vice President
Dean Siegel (2)                                           Vice President
Ronald Hensel (2)                                         Vice President
Mary L. Cavanaugh (1)                                     Manager

(c) As indicated in Part B (Statement of Additional Information), the following commissions and other compensation were received by Epoch Securities, Inc., directly or indirectly, from the Registrant during the last fiscal year.

                                     (2) NET UNDERWRITING
(1) NAME OF PRINCIPAL                    DISCOUNTS AND        (3) COMPENSATION ON   (4) BROKERAGE     (5) OTHER
UNDERWRITER                               COMMISSIONS             REDEMPTION         COMMISSIONS    COMPENSATION
----------------------------------   --------------------     -------------------   -------------   ------------
Global Atlantic Distributors,                None                    None                N/A             N/A
LLC

As indicated in Part B (Statement of Additional Information) in response to Item 20(c), there were no commissions retained by Global Atlantic Distributors, LLC, the principal underwriter of the Contracts, for sales of variable contracts funded by the Registrant in 2015. No other commission or other compensation was received by Global Atlantic Distributors, LLC, directly or indirectly, from the Registrant during the last fiscal year.

ITEM 30.    LOCATION OF ACCOUNTS AND RECORDS

            Each account, book or other document required to be maintained by
            Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 thereunder are maintained for the Company by the Registrant through Global Atlantic Financial Life & Annuity, at its office at 82 Hopmeadow Street, Suite 200, Simsbury, CT 06089.

ITEM 31.    MANAGEMENT SERVICES

            The Company provides daily unit value calculations and related services for the Company's separate accounts.

ITEM 32.    UNDERTAKINGS

            (a) The Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

            (b) The Registrant hereby undertakes to include as part of the application to purchase a Contract a space that the applicant can check to request a Statement of Additional Information.

            (c) The Registrant hereby undertakes to deliver a Statement of Additional Information and any financial statements promptly upon written or oral request, according to the requirements of Form N-4.

            (d) Insofar as indemnification for liability arising under the 1933 Act may be permitted to Directors, Officers and Controlling Persons of Registrant under any registration statement, underwriting agreement or otherwise, Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a Director, Officer or Controlling Person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such Director, Officer or Controlling Person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

            (e) Commonwealth Annuity and Life Insurance Company hereby represents that the aggregate fees and charges deducted under the Contracts are reasonable in relation to the services rendered, expenses expected to be incurred, and risks assumed by the Company.

ITEM 33. REPRESENTATIONS CONCERNING WITHDRAWAL RESTRICTIONS ON SECTION 403(b) PLANS AND UNDER THE TEXAS OPTIONAL RETIREMENT PROGRAM

            Registrant, a separate account of Commonwealth Annuity and Life Insurance Company ("Company"), states that it is (a) relying on Rule 6c-7 under the 1940 Act with respect to withdrawal restrictions under the Texas Optional Retirement Program ("Program") and (b) relying on the "no-action" letter (Ref. No. IP-6-88) issued on November 28, 1988 to the American Council of Life Insurance, in applying the withdrawal restrictions of Internal Revenue Code
            Section 403(b)(11). Registrant has taken the following steps in reliance on the letter:

            1. Appropriate disclosures regarding the redemption withdrawal restrictions imposed by the Program and by Section 403(b)(11) have been included in the prospectus of each registration statement used in connection with the offer of the Company's variable contracts.

            2. Appropriate disclosures regarding the redemption withdrawal restrictions imposed by the Program and by Section 403(b)(11) have been included in sales literature used in connection with the offer of the Company's variable contracts.

            3. Sales Representatives who solicit participants to purchase the variable contracts have been instructed to specifically bring the redemption withdrawal restrictions imposed by the Program and by Section 403(b)(11) to the attention of potential participants.

            4. A signed statement acknowledging the participant's understanding of (i) the restrictions on redemption withdrawal imposed by the Program and by Section 403(b)(11) and (ii) the investment alternatives available under the employer's arrangement will be obtained from each participant who purchases a variable annuity contract prior to or at the time of purchase.

Registrant hereby represents that it will not act to deny or limit a transfer request except to the extent that a Service-Ruling or written opinion of counsel, specifically addressing the fact pattern involved and taking into account the terms of the applicable employer plan, determines that denial or limitation is necessary for the variable annuity contracts to meet the requirements of the Program or of Section 403(b). Any transfer request not so denied or limited will be effected as expeditiously as possible.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Southborough, and Commonwealth of Massachusetts, on the 25th day of April, 2016.

                   COMMONWEALTH ANNUITY SEPARATE ACCOUNT A OF
                COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY

                           By: /s/ Sarah M. Patterson
     Sarah M. Patterson, Senior Vice President, Associate General Counsel,
                            and Assistant Secretary

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

SIGNATURES                                                               TITLE                                    DATE
----------                                                               -----                                    ----
John J. Fowler                                Senior Vice President, Chief Financial Officer and              April 25, 2016
------------------------------------------    Treasurer
John J. Fowler

Allan S. Levine*                              Chairman of the Board
------------------------------------------

Kathleen M. Redgate*                          Director, Executive Vice President and Chief Accounting
------------------------------------------    Officer

Nicholas H. von Moltke*                       Director, President and Chief Executive Officer
------------------------------------------

Richard Spencer*                              Director
------------------------------------------

Hanben K. Lee*                                Director and Executive Vice President
------------------------------------------

Gilles M. Dellaert*                           Director, Executive Vice President and Chief
------------------------------------------    Investment Officer

Michael A. Reardon*                           Director and Executive Vice President
------------------------------------------

*Sarah M. Patterson , by signing his name hereto, does hereby sign this document on behalf of each of the above-named Directors and Officers of the Registrant pursuant to the Powers of Attorney dated April 20, 2016 duly executed by such persons.

/s/ Sarah M. Patterson
------------------------------------------
Sarah M. Patterson, Attorney-in-Fact

(333-141045) Advantage IV

                                 EXHIBIT TABLE

Exhibit 8(c)     Directors' Powers of Attorney

Exhibit 9        Opinion of Counsel

Exhibit 10       Consent of Independent Registered Public Accounting Firm